        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/05/11


                                           REGISTRATION STATEMENT NO. 333-101778
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4



                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              PRE-EFFECTIVE AMENDMENT NO.                                [ ]
                            POST-EFFECTIVE AMENDMENT NO. 21                              [X]
                                          AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 131                                     [X]



                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Note:



This registration statement incorporates by reference the prospectuses and supplements dated May 1, 2010 as filed in Post-Effective Amendment No. 20 filed April 6, 2010, to the Registration Statement on Form N-4 (File No. 333-101778).

                   PIONEER ANNUISTAR(SM) PLUS ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Plus Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST -- CLASS 2
  Franklin Rising Dividends Securities Fund        Pioneer Fund Portfolio -- Class B
  Franklin Small-Mid Cap Growth Securities         Pioneer Strategic Income Portfolio -- Class
     Fund                                             E
  Templeton Foreign Securities Fund              METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class E
     Growth Portfolio -- Class II                  BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Equity
     Income Builder Portfolio -- Class II          MFS(R) Total Return Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental      Oppenheimer Global Equity
     All Cap Value Portfolio -- Class I               Portfolio -- Class B
MET INVESTORS SERIES TRUST                       PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  BlackRock High Yield Portfolio -- Class B        Pioneer Cullen Value VCT Portfolio
  Lazard Mid Cap Portfolio -- Class B              Pioneer Emerging Markets VCT Portfolio
  MFS(R) Research International                    Pioneer Equity Income VCT Portfolio
     Portfolio -- Class B                          Pioneer Ibbotson Growth Allocation VCT
  Oppenheimer Capital Appreciation                    Portfolio
     Portfolio -- Class B                          Pioneer Ibbotson Moderate Allocation VCT
  PIMCO Total Return Portfolio -- Class B             Portfolio
                                                   Pioneer Mid Cap Value VCT Portfolio
                                                   Pioneer Real Estate Shares VCT Portfolio


Certain Variable Funding Options have been subject to a substitution. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge*......................         1.40%            1.55%            1.75%
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.75%            1.90%            2.10%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         2.05%            2.20%            2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)......................................         2.25%            2.40%            2.60%
Optional GMWB I Charge..................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge.................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE......         1.50%(6)         1.50%(6)         1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE.......         1.50%(6)         1.50%(6)         1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
  (SINGLE LIFE OPTION) ONLY SELECTED....................         3.05%            3.20%            3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
  (JOINT LIFE OPTION) ONLY SELECTED.....................         3.05%            3.20%            3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         2.00%            2.15%            2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (SINGLE LIFE OPTION) SELECTED...........         3.25%            3.40%            3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (JOINT LIFE OPTION) SELECTED............         3.25%            3.40%            3.60%


---------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B, an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B and an amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the Subaccount investing in Pioneer Fund Portfolio -- Class B.
(5)   GMAB and GMWB cannot both be elected.
(6)   The current charges for the available GMWB riders are as follow:

            GMWB RIDER                CURRENT CHARGE
----------------------------------    --------------
              GMWB I                       0.40%
              GMWB II                      0.50%
GMWB for Life (Single Life Option)         0.65%
 GMWB for Life (Joint Life Option)         0.80%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.70%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL    WAIVER AND/OR     ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------  ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............     0.62%        0.25%       0.03%          0.01%           0.91%         0.01%         0.90%(1)
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.51%        0.25%       0.29%          0.01%           1.06%         0.01%         1.05%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II.......     0.75%        0.25%       0.06%            --            1.06%           --          1.06%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.13%            --            1.13%           --          1.13%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.05%            --            0.90%           --          0.90%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(2)
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B........     0.60%        0.25%       0.06%            --            0.91%           --          0.91%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     B...........................     0.64%        0.25%       0.05%            --            0.94%         0.02%         0.92%(3)
  Pioneer Strategic Income
     Portfolio -- Class E........     0.59%        0.15%       0.08%            --            0.82%           --          0.82%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL    WAIVER AND/OR     ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------  ----------  ------------  --------  ------------------  ---------  ---------------  ---------
METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     E...........................     0.73%        0.15%       0.04%            --            0.92%         0.02%         0.90%(4)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(5)
  MFS(R) Total Return
     Portfolio -- Class B........     0.54%        0.25%       0.04%            --            0.83%           --          0.83%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Cullen Value VCT
     Portfolio...................     0.70%        0.25%       0.14%            --            1.09%         0.09%         1.00%(6)
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.30%            --            1.70%           --          1.70%
  Pioneer Equity Income VCT
     Portfolio...................     0.65%        0.25%       0.11%            --            1.01%           --          1.01%
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....     0.17%        0.25%       0.07%          0.82%           1.31%         0.01%         1.30%(7)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....     0.17%        0.25%       0.09%          0.78%           1.29%         0.03%         1.26%(7)
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.09%            --            0.99%           --          0.99%
  Pioneer Real Estate Shares VCT
     Portfolio...................     0.80%        0.25%       0.22%            --            1.27%           --          1.27%


---------
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(6) The Portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce expenses to 1.00% of the average daily net assets attributable to Class II shares. This expense limitation is in effect through May 1, 2012. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.
(7) The Portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce expenses (other than acquired fund fees and expenses) to 0.48% of the average daily net assets attributable to Class II shares. This expense limitation is in effect through May 1, 2012. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN

AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends           Seeks long-term capital              Franklin Advisory Services, LLC
  Securities Fund                   appreciation, with preservation
                                    of capital as an important
                                    consideration.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class II                                                  Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class B              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Capital Appreciation    Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class B   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class E              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B              through investment in a              Massachusetts Financial Services
                                    diversified portfolio.               Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC Subadviser:
  Portfolio -- Class B                                                   OppenheimerFunds, Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Cullen Value VCT            Seeks capital appreciation, with     Pioneer Investment Management,
  Portfolio                         current income as a secondary        Inc. Subadviser: Cullen Capital
                                    objective.                           Management LLC
Pioneer Emerging Markets VCT        Seeks long-term growth of            Pioneer Investment Management,
  Portfolio                         capital.                             Inc.
Pioneer Equity Income VCT           Seeks current income and long-       Pioneer Investment Management,
  Portfolio                         term growth of capital from a        Inc.
                                    portfolio consisting primarily of
                                    income-producing equity
                                    securities of U.S. corporations.
Pioneer Ibbotson Growth             Seeks long-term capital growth       Pioneer Investment Management,
  Allocation VCT Portfolio          and current income.                  Inc. Subadviser: Ibbotson
                                                                         Associates Advisors, LLC
Pioneer Ibbotson Moderate           Seeks long-term capital growth       Pioneer Investment Management,
  Allocation VCT Portfolio          and current income.                  Inc. Subadviser: Ibbotson
                                                                         Associates Advisors, LLC
Pioneer Mid Cap Value VCT           Seeks capital appreciation by        Pioneer Investment Management,
  Portfolio                         investing in a diversified           Inc.
                                    portfolio of securities
                                    consisting primarily of common
                                    stocks.
Pioneer Real Estate Shares VCT      Seeks long-term growth of            Pioneer Investment Management,
  Portfolio                         capital. Current income is the       Inc. Subadviser: AEW Capital
                                    portfolio's secondary investment     Management, L.P.
                                    objective.


Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

The following information is added as the last bullet in the "Withdrawal Charge" section.

- on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract).

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series II)
  (6/03)................................................  2007      1.432          1.527                 --
                                                          2006      1.371          1.432          2,648,635
                                                          2005      1.283          1.371          2,458,869
                                                          2004      1.225          1.283          2,566,004
                                                          2003      1.000          1.225            454,474

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03)................................................  2008      1.728          1.708                 --
                                                          2007      1.606          1.728            832,107
                                                          2006      1.470          1.606            946,113
                                                          2005      1.391          1.470            900,744
                                                          2004      1.244          1.391            644,242
                                                          2003      1.000          1.244            257,720

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (6/03)......................................  2010      1.240          1.473          2,411,278
                                                          2009      1.073          1.240          2,605,955
                                                          2008      1.495          1.073          3,339,564
                                                          2007      1.561          1.495          4,448,571
                                                          2006      1.353          1.561          4,877,638
                                                          2005      1.329          1.353          4,604,965
                                                          2004      1.216          1.329          3,383,245
                                                          2003      1.000          1.216            506,487

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)...........................  2010      1.418          1.782          2,269,287
                                                          2009      1.003          1.418          2,472,014
                                                          2008      1.772          1.003          2,303,395
                                                          2007      1.618          1.772          2,549,028
                                                          2006      1.512          1.618          1,746,560
                                                          2005      1.465          1.512          1,440,790
                                                          2004      1.335          1.465          1,033,441
                                                          2003      1.000          1.335            143,740

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2010      1.824          1.947          2,300,173
                                                          2009      1.352          1.824          2,629,076
                                                          2008      2.303          1.352          2,896,518
                                                          2007      2.026          2.303          3,412,070
                                                          2006      1.694          2.026          3,233,201
                                                          2005      1.562          1.694          2,820,754
                                                          2004      1.338          1.562          1,643,650
                                                          2003      1.000          1.338            363,013

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07)..........................  2010      1.210          1.486          1,189,969
                                                          2009      0.916          1.210          1,406,061
                                                          2008      1.566          0.916          1,609,646
                                                          2007      1.625          1.566          1,848,012

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07)..........................  2010      1.061          1.171          1,464,905
                                                          2009      0.878          1.061          1,628,822
                                                          2008      1.372          0.878          2,526,645
                                                          2007      1.367          1.372          2,803,309

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.320          1.515            793,654
                                                          2009      1.036          1.320            960,678
                                                          2008      1.659          1.036            998,096
                                                          2007      1.732          1.659          1,225,268

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)...........  2007      1.203          1.261                 --
                                                          2006      1.037          1.203            124,478
                                                          2005      0.977          1.037             11,941

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)......  2007      1.334          1.372                 --
                                                          2006      1.207          1.334          2,813,838
                                                          2005      1.191          1.207          2,447,656
                                                          2004      1.115          1.191          2,020,490
                                                          2003      1.000          1.115            506,362

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03)................................................  2007      1.585          1.640                 --
                                                          2006      1.453          1.585          1,987,471
                                                          2005      1.346          1.453          1,763,294
                                                          2004      1.257          1.346          1,762,703
                                                          2003      1.000          1.257            400,407

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B) (5/10)
  *.....................................................  2010      1.522          1.609          8,016,351

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2010      0.922          1.115          3,716,664
                                                          2009      0.685          0.922          3,990,754
                                                          2008      1.083          0.685          2,711,797

  MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (4/07) *..............................................  2009      0.888          0.844                 --
                                                          2008      1.574          0.888          2,550,940
                                                          2007      1.508          1.574          2,922,488

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.710          1.876          1,929,042
                                                          2009      1.320          1.710          2,172,868
                                                          2008      2.326          1.320          1,489,970
                                                          2007      2.214          2.326            474,394

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)......................................  2010      0.854          0.920          4,410,622
                                                          2009      0.604          0.854          5,165,344
                                                          2008      1.134          0.604          3,561,873
                                                          2007      1.008          1.134          3,917,570
                                                          2006      0.994          1.008          4,225,486

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2010      1.328          1.465          9,951,087
                                                          2009      1.086          1.328         10,244,403

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)......................................  2010      1.091          1.285          2,049,756
                                                          2009      0.867          1.091          1,993,238

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.071          1.055         14,271,296
                                                          2009      1.083          1.071         16,182,132
                                                          2008      1.069          1.083         23,360,395
                                                          2007      1.034          1.069         14,341,336
                                                          2006      1.011          1.034          9,629,261

  MSF MFS(R) Total Return Subaccount (Class B) (4/07)...  2010      0.978          1.058          2,690,661
                                                          2009      0.840          0.978          2,944,278
                                                          2008      1.099          0.840          1,287,130
                                                          2007      1.117          1.099          1,389,767

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.887          1.013          3,351,427
                                                          2009      0.645          0.887          3,797,293
                                                          2008      1.101          0.645          5,083,679
                                                          2007      1.052          1.101          6,913,233
                                                          2006      0.996          1.052          7,808,887

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      1.002          1.011                 --
                                                          2005      0.989          1.002          8,603,519
                                                          2004      0.994          0.989          7,376,686
                                                          2003      1.000          0.994          2,374,242

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)...............................  2006      1.337          1.397                 --
                                                          2005      1.294          1.337          2,686,991
                                                          2004      1.233          1.294          1,953,298
                                                          2003      1.000          1.233            557,456

  Oppenheimer Global Securities Subaccount/VA (Service
  Shares) (6/03)........................................  2006      1.858          2.022                 --
                                                          2005      1.654          1.858          3,678,397
                                                          2004      1.413          1.654          2,610,275
                                                          2003      1.000          1.413            545,058

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03)................................................  2007      1.028          1.067                 --
                                                          2006      1.012          1.028          4,768,839
                                                          2005      1.010          1.012          6,794,346
                                                          2004      0.995          1.010          4,139,097
                                                          2003      1.000          0.995            805,999

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04)................................................  2006      0.998          1.123                 --
                                                          2005      1.002          0.998            232,637
                                                          2004      1.025          1.002            163,053

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03).....  2006      1.167          1.243                 --
                                                          2005      1.143          1.167          2,704,035
                                                          2004      1.110          1.143          3,405,177
                                                          2003      1.000          1.110          1,365,810

  Pioneer Bond VCT Subaccount (Class II) (11/07)........  2010      1.230          1.320          4,605,978
                                                          2009      1.065          1.230          4,848,558
                                                          2008      1.092          1.065          3,503,527
                                                          2007      1.079          1.092          3,804,349

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)................................................  2010      0.993          1.068          3,808,059
                                                          2009      0.871          0.993          4,206,784
                                                          2008      1.312          0.871          3,598,356
                                                          2007      1.252          1.312          4,044,082
                                                          2006      1.086          1.252          2,827,528
                                                          2005      0.986          1.086          1,193,160

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03)................................................  2010      3.147          3.582          1,596,518
                                                          2009      1.837          3.147          1,761,043
                                                          2008      4.474          1.837          1,762,960
                                                          2007      3.190          4.474          2,011,775
                                                          2006      2.391          3.190          1,830,275
                                                          2005      1.764          2.391          1,486,700
                                                          2004      1.510          1.764          1,065,039
                                                          2003      1.000          1.510            109,896

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03)................................................  2010      1.307          1.534          3,266,040
                                                          2009      1.165          1.307          3,687,192
                                                          2008      1.703          1.165          4,667,821
                                                          2007      1.720          1.703          6,027,323
                                                          2006      1.430          1.720          5,768,509
                                                          2005      1.377          1.430          5,347,969
                                                          2004      1.205          1.377          3,654,987
                                                          2003      1.000          1.205            786,572

  Pioneer Equity Opportunity VCT Subaccount (Class II)
  (5/05)................................................  2007      1.251          1.377                 --
                                                          2006      1.065          1.251             70,810
                                                          2005      0.978          1.065             26,014

  Pioneer Europe VCT Subaccount (Class II) (6/03).......  2006      1.585          2.015                 --
                                                          2005      1.493          1.585             64,918
                                                          2004      1.283          1.493             44,760
                                                          2003      1.000          1.283             12,781

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03).........  2010      1.298          1.479          3,159,004
                                                          2009      1.055          1.298          3,570,805
                                                          2008      1.633          1.055          4,691,252
                                                          2007      1.583          1.633          5,631,988
                                                          2006      1.381          1.583          3,751,011
                                                          2005      1.324          1.381          3,454,934
                                                          2004      1.213          1.324          5,894,045
                                                          2003      1.000          1.213          2,054,445

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05)................................................  2009      0.747          0.745                 --
                                                          2008      1.154          0.747          1,704,975
                                                          2007      1.148          1.154          1,848,001
                                                          2006      1.041          1.148          1,278,481
                                                          2005      0.996          1.041            337,542

  Pioneer High Yield VCT Subaccount (Class II) (6/03)...  2010      1.355          1.452                 --
                                                          2009      0.860          1.355          7,476,040
                                                          2008      1.357          0.860          5,955,607
                                                          2007      1.305          1.357          7,494,369
                                                          2006      1.224          1.305          9,697,077
                                                          2005      1.223          1.224          7,620,435
                                                          2004      1.152          1.223         12,218,704
                                                          2003      1.000          1.152          4,518,171

  Pioneer Ibbotson Aggressive Allocation VCT Subaccount
  (Class II) (4/05).....................................  2009      0.750          0.718                 --
                                                          2008      1.266          0.750          1,159,831
                                                          2007      1.222          1.266          1,471,687
                                                          2006      1.085          1.222          1,235,655
                                                          2005      1.003          1.085            202,129

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05).....................................  2010      1.027          1.161          5,688,750
                                                          2009      0.786          1.027          5,750,319
                                                          2008      1.230          0.786          6,942,526
                                                          2007      1.182          1.230          6,977,094
                                                          2006      1.065          1.182          4,945,595
                                                          2005      0.983          1.065          2,086,772

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05).....................................  2010      1.045          1.172          9,063,688
                                                          2009      0.807          1.045         11,902,467
                                                          2008      1.190          0.807         15,700,518
                                                          2007      1.144          1.190         17,658,937
                                                          2006      1.050          1.144         15,516,288
                                                          2005      0.993          1.050          9,264,900

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03)................................................  2009      0.700          0.737                 --
                                                          2008      1.394          0.700          1,382,110
                                                          2007      1.318          1.394          1,632,565
                                                          2006      1.228          1.318          1,610,538
                                                          2005      1.208          1.228          1,726,868
                                                          2004      1.154          1.208          2,676,216
                                                          2003      1.000          1.154            722,786

  Pioneer International Value VCT Subaccount (Class II)
  (6/03)................................................  2009      1.240          1.133                 --
                                                          2008      2.295          1.240          1,301,133
                                                          2007      2.059          2.295          1,649,508
                                                          2006      1.706          2.059          1,196,732
                                                          2005      1.504          1.706            568,600
                                                          2004      1.290          1.504            879,341
                                                          2003      1.000          1.290            287,247

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03)................................................  2010      1.551          1.801          1,925,836
                                                          2009      1.258          1.551          2,087,828
                                                          2008      1.928          1.258          3,000,107
                                                          2007      1.859          1.928          3,743,748
                                                          2006      1.682          1.859          3,474,635
                                                          2005      1.587          1.682          3,388,779
                                                          2004      1.324          1.587          2,347,880
                                                          2003      1.000          1.324            359,142

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04).....................................  2009      0.763          0.786                 --
                                                          2008      1.257          0.763          2,074,678
                                                          2007      1.181          1.257          2,476,758
                                                          2006      1.167          1.181          2,348,224
                                                          2005      1.095          1.167          1,685,546
                                                          2004      1.028          1.095            459,187

  Pioneer Real Estate Shares VCT Subaccount (Class II)
  (6/03)................................................  2010      1.600          2.025          1,739,293
                                                          2009      1.235          1.600          1,923,485
                                                          2008      2.035          1.235          1,900,438
                                                          2007      2.555          2.035          2,341,756
                                                          2006      1.901          2.555          2,842,057
                                                          2005      1.681          1.901          2,624,804
                                                          2004      1.261          1.681          1,854,183
                                                          2003      1.000          1.261            518,522

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount (Class
  II) (4/04)............................................  2007      1.174          1.388                 --
                                                          2006      1.106          1.174          1,226,059
                                                          2005      1.074          1.106            936,147
                                                          2004      1.061          1.074            371,400

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03)................................................  2009      1.095          1.045                 --
                                                          2008      1.797          1.095          2,490,140
                                                          2007      1.966          1.797          2,852,927
                                                          2006      1.749          1.966          3,129,990
                                                          2005      1.599          1.749          2,669,108
                                                          2004      1.355          1.599          1,873,587
                                                          2003      1.000          1.355            478,649

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03)................................................  2006      1.434          1.523                 --
                                                          2005      1.433          1.434            419,974
                                                          2004      1.285          1.433            210,149
                                                          2003      1.000          1.285             25,055

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03)................................................  2009      1.131          1.197                 --
                                                          2008      1.301          1.131          8,328,257
                                                          2007      1.245          1.301          9,110,661
                                                          2006      1.190          1.245          9,142,180
                                                          2005      1.179          1.190          8,241,194
                                                          2004      1.089          1.179          5,743,172
                                                          2003      1.000          1.089            939,390

  Pioneer Value VCT Subaccount (Class II) (6/03)........  2007      1.526          1.528                 --
                                                          2006      1.347          1.526          2,337,917
                                                          2005      1.307          1.347          2,421,565
                                                          2004      1.192          1.307          2,096,510
                                                          2003      1.000          1.192            318,988




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series II)
  (6/03)................................................  2007      0.985          1.046               --
                                                          2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03)................................................  2008      1.099          1.082               --
                                                          2007      1.036          1.099               --
                                                          2006      1.000          1.036               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (6/03)......................................  2010      0.844          0.989               --
                                                          2009      0.741          0.844               --
                                                          2008      1.046          0.741               --
                                                          2007      1.107          1.046               --
                                                          2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)...........................  2010      0.836          1.037               --
                                                          2009      0.600          0.836               --
                                                          2008      1.074          0.600               --
                                                          2007      0.994          1.074               --
                                                          2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2010      0.980          1.032               --
                                                          2009      0.736          0.980               --
                                                          2008      1.271          0.736               --
                                                          2007      1.133          1.271               --
                                                          2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07)..........................  2010      0.751          0.910               --
                                                          2009      0.576          0.751               --
                                                          2008      0.998          0.576               --
                                                          2007      1.046          0.998               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07)..........................  2010      0.815          0.887               --
                                                          2009      0.684          0.815               --
                                                          2008      1.082          0.684               --
                                                          2007      1.088          1.082               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      0.840          0.952               --
                                                          2009      0.668          0.840               --
                                                          2008      1.085          0.668               --
                                                          2007      1.143          1.085               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)...........  2007      1.102          1.150               --
                                                          2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (6/03)......  2007      1.067          1.093               --
                                                          2006      1.000          1.067               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03)................................................  2007      1.024          1.055               --
                                                          2006      1.000          1.024               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10)................................................  2010      1.111          1.164               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2010      0.811          0.968               --
                                                          2009      0.610          0.811               --
                                                          2008      0.975          0.610               --

  MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (4/07) *..............................................  2009      0.594          0.562               --
                                                          2008      1.068          0.594               --
                                                          2007      1.033          1.068               --

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      0.941          1.018               --
                                                          2009      0.736          0.941               --
                                                          2008      1.315          0.736               --
                                                          2007      1.263          1.315               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)......................................  2010      0.813          0.864               --
                                                          2009      0.582          0.813               --
                                                          2008      1.109          0.582               --
                                                          2007      0.999          1.109               --
                                                          2006      0.994          0.999               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2010      1.165          1.268               --
                                                          2009      0.961          1.165               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)......................................  2010      0.720          0.837               --
                                                          2009      0.578          0.720               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.012          0.983               --
                                                          2009      1.037          1.012               --
                                                          2008      1.038          1.037               --
                                                          2007      1.017          1.038               --
                                                          2006      1.004          1.017          144,557

  MSF MFS(R) Total Return Subaccount (Class B) (4/07)...  2010      0.931          0.993               --
                                                          2009      0.810          0.931               --
                                                          2008      1.074          0.810               --
                                                          2007      1.102          1.074          136,677

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.844          0.951               --
                                                          2009      0.622          0.844               --
                                                          2008      1.077          0.622               --
                                                          2007      1.043          1.077               --
                                                          2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)...............................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA (Service
  Shares) (6/03)........................................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03)................................................  2007      1.005          1.031               --
                                                          2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04)................................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03).....  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (11/07)........  2010      1.195          1.265               --
                                                          2009      1.049          1.195               --
                                                          2008      1.089          1.049               --
                                                          2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)................................................  2010      0.837          0.889               --
                                                          2009      0.745          0.837               --
                                                          2008      1.137          0.745               --
                                                          2007      1.100          1.137               --
                                                          2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03)................................................  2010      1.118          1.256               --
                                                          2009      0.661          1.118               --
                                                          2008      1.633          0.661               --
                                                          2007      1.180          1.633               --
                                                          2006      1.000          1.180               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03)................................................  2010      0.839          0.972               --
                                                          2009      0.758          0.839               --
                                                          2008      1.123          0.758               --
                                                          2007      1.150          1.123               --
                                                          2006      1.000          1.150               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class II)
  (5/05)................................................  2007      1.106          1.204               --
                                                          2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (6/03).......  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (6/03).........  2010      0.866          0.973               --
                                                          2009      0.713          0.866               --
                                                          2008      1.119          0.713               --
                                                          2007      1.099          1.119               --
                                                          2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05)................................................  2009      0.680          0.675               --
                                                          2008      1.065          0.680               --
                                                          2007      1.073          1.065               --
                                                          2006      1.000          1.073               --

  Pioneer High Yield VCT Subaccount (Class II) (6/03)...  2010      1.040          1.110               --
                                                          2009      0.669          1.040               --
                                                          2008      1.070          0.669               --
                                                          2007      1.043          1.070               --
                                                          2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT Subaccount
  (Class II) (4/05).....................................  2009      0.639          0.609               --
                                                          2008      1.093          0.639               --
                                                          2007      1.070          1.093               --
                                                          2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05).....................................  2010      0.885          0.986          346,157
                                                          2009      0.686          0.885          341,559
                                                          2008      1.089          0.686          341,852
                                                          2007      1.060          1.089          335,694
                                                          2006      1.000          1.060          268,213

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05).....................................  2010      0.920          1.018           67,162
                                                          2009      0.720          0.920           67,162
                                                          2008      1.076          0.720           67,162
                                                          2007      1.049          1.076           67,162
                                                          2006      1.000          1.049           67,162

  Pioneer Independence VCT Subaccount (Class II)
  (6/03)................................................  2009      0.544          0.571               --
                                                          2008      1.100          0.544               --
                                                          2007      1.054          1.100               --
                                                          2006      1.000          1.054               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class II)
  (6/03)................................................  2009      0.657          0.598               --
                                                          2008      1.234          0.657               --
                                                          2007      1.121          1.234               --
                                                          2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03)................................................  2010      0.852          0.976               --
                                                          2009      0.700          0.852               --
                                                          2008      1.088          0.700               --
                                                          2007      1.064          1.088               --
                                                          2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04).....................................  2009      0.618          0.634               --
                                                          2008      1.031          0.618               --
                                                          2007      0.982          1.031               --
                                                          2006      1.000          0.982               --

  Pioneer Real Estate Shares VCT Subaccount (Class II)
  (6/03)................................................  2010      0.748          0.935               --
                                                          2009      0.586          0.748               --
                                                          2008      0.978          0.586               --
                                                          2007      1.245          0.978               --
                                                          2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount (Class
  II) (4/04)............................................  2007      1.003          1.173               --
                                                          2006      1.000          1.003               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03)................................................  2009      0.561          0.533               --
                                                          2008      0.933          0.561               --
                                                          2007      1.035          0.933               --
                                                          2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03)................................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03)................................................  2009      0.909          0.958               --
                                                          2008      1.060          0.909               --
                                                          2007      1.028          1.060               --
                                                          2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (6/03)........  2007      1.080          1.069               --
                                                          2006      1.000          1.080               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio -- Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a substitution. The chart below identifies the former name and new name of each of these Underlying Funds.

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST                MET INVESTORS SERIES TRUST
  Pioneer Bond VCT Portfolio -- Class II          PIMCO Total Return Portfolio -- Class B
  Pioneer Fund VCT Portfolio -- Class II          Pioneer Fund Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-70-71-75

                    PORTFOLIO ARCHITECT PLUS ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity Contract (the "Contract"), a flexible premium deferred variable annuity, offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       MFS(R) Emerging Markets Equity
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Inflation Protected Bond
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          PIMCO Total Return Portfolio -- Class B
  Mid Cap Portfolio                                Pioneer Fund Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Strategic Income Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                RCM Technology Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Appreciation        Portfolio -- Class B
     Portfolio -- Class I                          Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental    METROPOLITAN SERIES FUND, INC.
     All Cap Value Portfolio -- Class I            BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class D
     Growth Portfolio -- Class I                   BlackRock Bond Income Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Diversified Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Money Market Portfolio -- Class A
  Legg Mason Investment Counsel Variable           Davis Venture Value Portfolio -- Class A
     Social Awareness Portfolio                    FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Conservative to Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Moderate to Aggressive Allocation
  Harris Oakmark International                        Portfolio -- Class B
     Portfolio -- Class A                          MetLife Stock Index Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MFS(R) Total Return Portfolio -- Class F
     A                                             MFS(R) Value Portfolio -- Class A
  Janus Forty Portfolio -- Class A                 Oppenheimer Global Equity Portfolio -- Class
  Lazard Mid Cap Portfolio -- Class B                 B
  Lord Abbett Bond Debenture                       T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Lord Abbett Mid Cap Value Portfolio -- Class     Western Asset Management U.S. Government
     B                                                Portfolio -- Class A



Certain Variable Funding Options have been subject to a merger, substitution, name change or other change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge*......................         1.40%            1.55%            1.75%
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.75%            1.90%            2.10%
Optional GMAB Charge....................................         0.50%            0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         2.05%            2.20%            2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)......................................         2.25%            2.40%            2.60%
Optional GMWB I Charge..................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge.................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         2.00%            2.15%            2.35%


---------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the underlying fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Lord Abbett Growth and Income Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the
      T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A, and an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B, and an amount, if any, equal to the underlying fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio -- Class B.
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.37%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.32%            --            1.13%           --          1.13%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.14%            --            0.89%           --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(2)
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(3)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.04%            --            0.73%           --          0.73%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(4)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.94%        0.25%       0.18%            --            1.37%           --          1.37%
  MFS(R) Research International
     Portfolio -- Class B++......     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(5)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(6)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.59%          --        0.08%            --            0.67%           --          0.67%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.09%            --            1.22%           --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(7)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(8)
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.04%            --            0.50%           --          0.50%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(9)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(10)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(11)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(12)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%(13)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(14)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(15)


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(7) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(15) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks to provide growth of           MetLife Advisers, LLC
  Portfolio -- Class B              capital.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution, name change or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

The following information is added as the last bullet in the "Withdrawal Charge" section.

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract)

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, Templeton Foreign Securities Fund, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is

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distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not




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





required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The




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





applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).





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




WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/03).............................................  2006      1.383          1.353                 --
                                                          2005      1.223          1.383            682,786
                                                          2004      1.146          1.223            648,687
                                                          2003      1.000          1.146             22,795

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03)................................................  2010      1.888          2.077          2,167,106
                                                          2009      1.347          1.888          2,352,962
                                                          2008      2.221          1.347          2,288,132
                                                          2007      1.964          2.221          2,653,561
                                                          2006      1.657          1.964          2,480,315
                                                          2005      1.475          1.657          2,209,097
                                                          2004      1.320          1.475          1,284,663
                                                          2003      1.000          1.320            120,737

  American Funds Growth Subaccount (Class 2) (5/03).....  2010      1.451          1.695          5,580,432
                                                          2009      1.057          1.451          5,944,451
                                                          2008      1.916          1.057          6,693,397
                                                          2007      1.732          1.916          7,733,744
                                                          2006      1.596          1.732          7,549,012
                                                          2005      1.395          1.596          6,996,054
                                                          2004      1.259          1.395          3,989,138
                                                          2003      1.000          1.259            445,004

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2010      1.320          1.449          4,543,209
                                                          2009      1.022          1.320          4,959,495
                                                          2008      1.670          1.022          5,249,811
                                                          2007      1.614          1.670          5,912,852
                                                          2006      1.423          1.614          6,102,276
                                                          2005      1.366          1.423          5,905,027
                                                          2004      1.257          1.366          3,678,011
                                                          2003      1.000          1.257            601,139

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)......................  2006      1.666          1.649                 --
                                                          2005      1.432          1.666          1,617,903
                                                          2004      1.217          1.432            403,695
                                                          2003      1.000          1.217             49,627

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (6/03)..  2006      1.726          2.254                 --
                                                          2005      1.635          1.726          2,947,283
                                                          2004      1.264          1.635          1,173,619
                                                          2003      1.000          1.264            233,283

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/03)................................................  2008      1.506          1.442                 --
                                                          2007      1.428          1.506            472,106
                                                          2006      1.245          1.428            601,434
                                                          2005      1.212          1.245            687,164
                                                          2004      1.171          1.212            433,165
                                                          2003      1.000          1.171             94,211

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03)........................................  2008      1.313          1.239                 --
                                                          2007      1.499          1.313          1,229,258
                                                          2006      1.467          1.499          1,342,028
                                                          2005      1.408          1.467          1,354,441
                                                          2004      1.285          1.408            891,842
                                                          2003      1.000          1.285            155,054

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (3/04)...........................................  2006      1.316          1.431                 --
                                                          2005      1.213          1.316          1,014,567
                                                          2004      1.079          1.213             88,502
                                                          2003      1.000          1.079                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04)....................................  2006      1.313          1.464                 --
                                                          2005      1.211          1.313            695,712
                                                          2004      1.072          1.211            295,098
                                                          2003      1.000          1.072                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (6/03).............................................  2010      1.540          1.773          2,807,052
                                                          2009      1.155          1.540          2,939,345
                                                          2008      2.046          1.155          3,166,440
                                                          2007      1.772          2.046          3,125,075
                                                          2006      1.615          1.772          3,406,359
                                                          2005      1.406          1.615          2,889,474
                                                          2004      1.240          1.406          1,106,182
                                                          2003      1.000          1.240             97,781

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)..............................  2010      1.277          1.484             87,040
                                                          2009      0.955          1.277             95,172
                                                          2008      1.654          0.955            107,615
                                                          2007      1.574          1.654            221,762
                                                          2006      1.405          1.574            258,827
                                                          2005      1.182          1.405            271,035
                                                          2004      1.185          1.182            209,054
                                                          2003      1.000          1.185             28,871

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03)................................................  2010      2.070          2.620          2,992,345
                                                          2009      1.504          2.070          3,164,191
                                                          2008      2.529          1.504          3,504,066
                                                          2007      2.227          2.529          4,121,242
                                                          2006      2.013          2.227          4,444,530
                                                          2005      1.732          2.013          4,199,602
                                                          2004      1.411          1.732          2,046,125
                                                          2003      1.000          1.411            209,120

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (6/03)................................................  2006      1.457          1.699                 --
                                                          2005      1.339          1.457            718,558
                                                          2004      1.207          1.339            296,918
                                                          2003      1.000          1.207             34,806

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)...........................  2008      3.645          3.316                 --
                                                          2007      2.874          3.645          1,553,828
                                                          2006      2.279          2.874          1,452,724
                                                          2005      1.816          2.279          1,196,069
                                                          2004      1.479          1.816            486,569
                                                          2003      1.000          1.479             30,447

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2010      1.824          1.947          2,300,173
                                                          2009      1.352          1.824          2,629,076
                                                          2008      2.303          1.352          2,896,518
                                                          2007      2.026          2.303          3,412,070
                                                          2006      1.694          2.026          3,233,201
                                                          2005      1.562          1.694          2,820,754
                                                          2004      1.338          1.562          1,643,650
                                                          2003      1.105          1.338            363,013

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (6/03).............................................  2006      1.626          1.950                 --
                                                          2005      1.517          1.626          2,752,976
                                                          2004      1.328          1.517          1,122,480
                                                          2003      1.000          1.328            254,943

High Yield Bond Trust
  High Yield Bond Trust (6/04)..........................  2006      1.060          1.084                 --
                                                          2005      1.063          1.060          2,509,000
                                                          2004      0.990          1.063            742,252

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03)................................................  2006      1.237          1.278                 --
                                                          2005      1.167          1.237             61,670
                                                          2004      1.094          1.167             94,312
                                                          2003      1.000          1.094             70,254

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/03)........................................  2010      1.608          1.631                 --
                                                          2009      1.300          1.608             87,500
                                                          2008      1.860          1.300             88,565
                                                          2007      1.552          1.860             74,167
                                                          2006      1.483          1.552             52,098
                                                          2005      1.340          1.483             51,976
                                                          2004      1.192          1.340             60,932
                                                          2003      1.000          1.192             23,441

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03)........................................  2010      1.634          2.002            299,819
                                                          2009      1.058          1.634            277,373
                                                          2008      1.918          1.058            228,946
                                                          2007      1.601          1.918            331,327
                                                          2006      1.508          1.601            147,445
                                                          2005      1.373          1.508            131,023
                                                          2004      1.386          1.373             94,010
                                                          2003      1.000          1.386             11,575

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03)................................................  2008      1.677          1.580                 --
                                                          2007      1.558          1.677             35,029
                                                          2006      1.341          1.558             42,569
                                                          2005      1.290          1.341             39,567
                                                          2004      1.254          1.290             43,823
                                                          2003      1.000          1.254             13,751

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03).........  2006      1.546          1.735                 --
                                                          2005      1.509          1.546            726,298
                                                          2004      1.334          1.509            359,971
                                                          2003      1.000          1.334             52,718

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2010      1.246          1.533          1,064,988
                                                          2009      0.940          1.246          1,193,292
                                                          2008      1.602          0.940          1,558,047
                                                          2007      1.661          1.602          1,823,120

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2010      1.332          1.477            149,410
                                                          2009      1.108          1.332            178,737
                                                          2008      1.591          1.108            240,761
                                                          2007      1.537          1.591            212,307

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.320          1.515            793,654
                                                          2009      1.036          1.320            960,678
                                                          2008      1.659          1.036            998,096
                                                          2007      1.732          1.659          1,225,268

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2010      1.235          1.335            327,464
                                                          2009      0.881          1.235            301,414
                                                          2008      1.426          0.881            446,435
                                                          2007      1.424          1.426            613,431

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (6/03)......................................  2010      1.344          1.449            208,693
                                                          2009      1.097          1.344            245,714
                                                          2008      1.730          1.097            296,399
                                                          2007      1.691          1.730            427,814
                                                          2006      1.452          1.691            471,454
                                                          2005      1.385          1.452            501,807
                                                          2004      1.274          1.385            441,560
                                                          2003      1.000          1.274             97,052

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)...........................  2010      1.652          2.036            467,388
                                                          2009      1.175          1.652            580,085
                                                          2008      2.013          1.175            590,987
                                                          2007      1.859          2.013            628,587
                                                          2006      1.674          1.859            726,440
                                                          2005      1.621          1.674            726,603
                                                          2004      1.430          1.621            538,756
                                                          2003      1.000          1.430            126,800

  LMPVET Equity Index Subaccount (Class II) (5/03)......  2009      0.973          0.947                 --
                                                          2008      1.581          0.973          2,030,686
                                                          2007      1.531          1.581          2,446,846
                                                          2006      1.350          1.531          2,635,077
                                                          2005      1.316          1.350          2,735,875
                                                          2004      1.212          1.316          1,700,050
                                                          2003      1.000          1.212            303,892

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2010      1.109          1.225            451,807
                                                          2009      0.917          1.109            550,276
                                                          2008      1.245          0.917            554,742
                                                          2007      1.140          1.245            589,213
                                                          2006      1.075          1.140            587,661
                                                          2005      1.046          1.075            440,393
                                                          2004      0.945          1.046            175,622

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (11/03)....................................  2010      0.920          0.990            438,843
                                                          2009      0.796          0.920            430,668
                                                          2008      1.026          0.796            471,364
                                                          2007      1.028          1.026            620,275
                                                          2006      1.003          1.028            752,805
                                                          2005      0.995          1.003            750,615
                                                          2004      0.999          0.995            370,521
                                                          2003      1.000          0.999             16,028

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03)............  2007      1.665          1.747                 --
                                                          2006      1.432          1.665          1,177,694
                                                          2005      1.398          1.432          1,151,224
                                                          2004      1.311          1.398            821,453
                                                          2003      1.000          1.311            208,050

  LMPVPI Large Cap Growth Subaccount (Class I) (6/03)...  2007      1.377          1.434                 --
                                                          2006      1.341          1.377            619,300
                                                          2005      1.295          1.341            625,036
                                                          2004      1.308          1.295            624,068
                                                          2003      1.000          1.308            151,090

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03)................................................  2007      1.619          1.676                 --
                                                          2006      1.480          1.619          1,920,219
                                                          2005      1.368          1.480          1,765,100
                                                          2004      1.274          1.368          1,209,453
                                                          2003      1.000          1.274            294,090

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)................................................  2007      1.481          1.547                 --
                                                          2006      1.338          1.481            255,286
                                                          2005      1.311          1.338            303,216
                                                          2004      1.229          1.311            255,316
                                                          2003      1.000          1.229             28,595

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03)................................................  2007      1.619          1.682                 --
                                                          2006      1.402          1.619          1,464,517
                                                          2005      1.379          1.402          1,404,543
                                                          2004      1.243          1.379            615,953
                                                          2003      1.000          1.243             38,036

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.810          1.995                 --
                                                          2006      1.638          1.810          1,998,685
                                                          2005      1.537          1.638          2,045,405
                                                          2004      1.258          1.537            993,496
                                                          2003      1.000          1.258             39,701

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.085          1.120                 --
                                                          2005      1.061          1.085            907,056
                                                          2004      0.981          1.061            358,051

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.792          1.728                 --
                                                          2007      1.716          1.792          1,198,858
                                                          2006      1.802          1.716          1,257,316

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.443          1.652          2,427,522
                                                          2009      0.995          1.443          2,321,643
                                                          2008      1.331          0.995          2,625,270
                                                          2007      1.316          1.331          3,234,841
                                                          2006      1.248          1.316          1,245,696

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.645          1.725                 --
                                                          2006      1.553          1.645            597,957

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.249          1.385            384,716
                                                          2009      1.064          1.249            421,636
                                                          2008      1.724          1.064            547,331
                                                          2007      1.711          1.724            543,310

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.784          0.897          3,461,895
                                                          2009      0.589          0.784          3,954,412
                                                          2008      1.024          0.589          4,196,181
                                                          2007      1.221          1.024          4,804,600
                                                          2006      1.003          1.221          5,414,203

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.237          1.456            128,696
                                                          2009      0.974          1.237             80,496
                                                          2008      1.322          0.974            140,498
                                                          2007      1.356          1.322             88,649
                                                          2006      1.272          1.356             23,681

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.719          1.974            617,080
                                                          2009      1.123          1.719            662,726
                                                          2008      1.924          1.123            708,406
                                                          2007      1.970          1.924            807,578
                                                          2006      1.788          1.970            874,772

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.109          1.381             68,053
                                                          2009      0.839          1.109             68,769
                                                          2008      1.388          0.839             73,474
                                                          2007      1.265          1.388            101,944
                                                          2006      1.274          1.265             66,083

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.754          1.894          1,458,314
                                                          2009      1.244          1.754          1,598,666
                                                          2008      2.172          1.244          1,575,078
                                                          2007      1.691          2.172          1,564,313
                                                          2006      1.649          1.691          1,646,669

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2010      1.473          1.788            965,061
                                                          2009      1.091          1.473          1,000,719
                                                          2008      1.724          1.091          1,087,114

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.922          1.115          3,716,664
                                                          2009      0.685          0.922          3,990,754
                                                          2008      1.127          0.685          2,711,797
                                                          2007      1.271          1.127             89,796

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.913          0.903                 --
                                                          2008      1.240          0.913            847,504
                                                          2007      1.184          1.240            848,585
                                                          2006      1.120          1.184            866,855

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.505          1.677            705,031
                                                          2009      1.114          1.505            662,082
                                                          2008      1.387          1.114            716,059
                                                          2007      1.318          1.387            875,686
                                                          2006      1.258          1.318            869,658

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.807          0.930          3,883,900
                                                          2009      0.693          0.807          3,903,637
                                                          2008      1.104          0.693          4,074,877
                                                          2007      1.078          1.104          4,577,309
                                                          2006      1.001          1.078          2,683,353

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.798          0.986          2,088,736
                                                          2009      0.640          0.798          2,285,415
                                                          2008      1.062          0.640          2,503,960
                                                          2007      1.072          1.062          3,364,724
                                                          2006      0.965          1.072             51,725

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.901          0.857                 --
                                                          2008      1.596          0.901            460,686
                                                          2007      1.449          1.596            579,386
                                                          2006      1.466          1.449            603,565

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2010      2.532          3.082          1,193,268
                                                          2009      1.522          2.532          1,264,697
                                                          2008      3.321          1.522          1,263,528

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.710          1.876          1,929,042
                                                          2009      1.320          1.710          2,172,868
                                                          2008      2.326          1.320          1,489,970
                                                          2007      2.214          2.326            474,394

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.301          1.383          3,080,081
                                                          2009      1.116          1.301          2,972,107
                                                          2008      1.214          1.116          3,355,786
                                                          2007      1.146          1.214          3,177,968

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.377          1.467          6,092,638
                                                          2009      1.235          1.377          5,847,652

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.295          1.482             90,198
                                                          2009      1.062          1.295            167,716
                                                          2008      1.606          1.062            176,165
                                                          2007      1.553          1.606            269,443
                                                          2006      1.444          1.553            283,597

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.164          1.286                 --
                                                          2006      1.106          1.164             84,676

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.403          1.549          1,327,183
                                                          2009      1.071          1.403          1,350,479
                                                          2008      1.218          1.071          1,513,676
                                                          2007      1.160          1.218          1,834,393
                                                          2006      1.120          1.160          1,825,798

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.845          0.998          5,754,121
                                                          2009      0.679          0.845          6,317,567
                                                          2008      0.983          0.679          6,812,980
                                                          2007      1.029          0.983          7,858,531
                                                          2006      1.003          1.029          2,366,839

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      1.300          1.470          1,142,490
                                                          2009      1.041          1.300          1,256,330

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      1.406          1.594            992,680
                                                          2009      0.957          1.406          1,015,399
                                                          2008      1.791          0.957          1,122,658
                                                          2007      1.510          1.791          1,360,469
                                                          2006      1.547          1.510          1,370,666

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.141          1.217          2,150,699
                                                          2009      1.059          1.141          2,028,649
                                                          2008      1.114          1.059          2,336,733
                                                          2007      1.064          1.114          3,276,314
                                                          2006      1.024          1.064          1,708,494

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2010      1.064          1.148            761,158
                                                          2009      0.917          1.064            695,103

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      1.047          1.235          1,229,652
                                                          2009      0.831          1.047          1,138,143

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.071          1.055         14,271,296
                                                          2009      1.083          1.071         16,182,132
                                                          2008      1.069          1.083         23,360,395
                                                          2007      1.034          1.069         14,341,336
                                                          2006      1.011          1.034          9,629,261

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      1.153          1.271            527,774
                                                          2009      0.887          1.153            457,716
                                                          2008      1.436          0.887            475,963

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.775          0.809                 --
                                                          2008      1.427          0.775            840,879
                                                          2007      1.394          1.427            925,820
                                                          2006      1.375          1.394          1,050,103

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.093          1.232          1,052,276
                                                          2009      0.912          1.093          1,098,203
                                                          2008      1.519          0.912          1,255,504
                                                          2007      1.482          1.519          1,484,108
                                                          2006      1.444          1.482          1,473,209

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.819          0.933            227,511
                                                          2009      0.632          0.819            221,096
                                                          2008      1.078          0.632            246,943
                                                          2007      1.061          1.078            266,656
                                                          2006      1.002          1.061            263,219

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.085          1.175          1,564,637
                                                          2009      0.914          1.085          1,143,234
                                                          2008      1.084          0.914            665,471
                                                          2007      1.043          1.084             78,295
                                                          2006      1.001          1.043             66,476

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      1.018          1.118          1,615,515
                                                          2009      0.836          1.018          1,163,679
                                                          2008      1.083          0.836            972,194
                                                          2007      1.050          1.083            900,547
                                                          2006      1.002          1.050            429,592

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.949          1.057          1,263,812
                                                          2009      0.761          0.949          1,174,022
                                                          2008      1.084          0.761          1,078,720
                                                          2007      1.055          1.084          1,239,567
                                                          2006      1.002          1.055          1,348,077

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.880          0.994          1,967,566
                                                          2009      0.692          0.880          1,585,058
                                                          2008      1.084          0.692          1,679,645
                                                          2007      1.060          1.084          1,506,537
                                                          2006      1.002          1.060          1,041,121

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.903          1.018          3,640,795
                                                          2009      0.734          0.903          3,685,979

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.265          1.368          3,870,686
                                                          2009      1.085          1.265          4,132,338
                                                          2008      1.419          1.085          5,153,401
                                                          2007      1.383          1.419          5,874,253
                                                          2006      1.294          1.383          6,211,252

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.166          1.279          1,215,911
                                                          2009      0.980          1.166          1,413,020
                                                          2008      1.475          0.980          1,380,791
                                                          2007      1.392          1.475          1,546,147
                                                          2006      1.259          1.392          1,587,913

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.886          1.012          4,064,418
                                                          2009      0.644          0.886          4,403,792
                                                          2008      1.100          0.644          4,832,675
                                                          2007      1.051          1.100          5,755,900
                                                          2006      0.996          1.051          5,922,776

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.924          1.062          1,010,584
                                                          2009      0.656          0.924          1,247,569
                                                          2008      1.149          0.656          1,477,950
                                                          2007      1.069          1.149            907,067
                                                          2006      0.998          1.069            879,739

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08).............................................  2010      1.095          1.452          1,597,420
                                                          2009      0.802          1.095          1,727,989
                                                          2008      1.220          0.802          1,789,355

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.153          1.197                 --
                                                          2006      1.084          1.153          2,774,278

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.116          1.165          1,893,020
                                                          2009      1.085          1.116          1,876,916
                                                          2008      1.104          1.085          2,138,366
                                                          2007      1.073          1.104          1,902,390
                                                          2006      1.037          1.073          2,479,854

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      1.002          1.011                 --
                                                          2005      0.989          1.002          8,603,519
                                                          2004      0.994          0.989          7,376,686
                                                          2003      1.000          0.994          2,374,242

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04)........................................  2006      1.096          1.159                 --
                                                          2005      1.053          1.096          1,107,893
                                                          2004      0.992          1.053            354,443

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03).........................................  2007      1.119          1.141                 --
                                                          2006      1.128          1.119          3,379,543
                                                          2005      1.122          1.128          3,428,297
                                                          2004      1.047          1.122          1,935,023
                                                          2003      1.000          1.047            138,222

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03).........................................  2009      1.192          1.232                 --
                                                          2008      1.155          1.192          5,724,472
                                                          2007      1.079          1.155          5,839,917
                                                          2006      1.055          1.079          6,333,804
                                                          2005      1.046          1.055          6,330,516
                                                          2004      1.013          1.046          3,338,453
                                                          2003      1.000          1.013            664,171

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/03)................................................  2007      2.056          2.226                 --
                                                          2006      1.635          2.056            125,668
                                                          2005      1.480          1.635            147,722
                                                          2004      1.294          1.480            165,438
                                                          2003      1.000          1.294             15,582

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03)................................................  2007      2.163          2.310                 --
                                                          2006      1.873          2.163          2,851,225
                                                          2005      1.777          1.873          2,793,772
                                                          2004      1.430          1.777          1,543,078
                                                          2003      1.000          1.430            226,899

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/03)..  2006      1.376          1.466                 --
                                                          2005      1.286          1.376            532,043
                                                          2004      1.226          1.286            281,369
                                                          2003      1.000          1.226             90,621

  Travelers Convertible Securities Subaccount (6/03)....  2006      1.180          1.258                 --
                                                          2005      1.194          1.180            801,813
                                                          2004      1.141          1.194            644,106
                                                          2003      1.000          1.141            103,269

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)................................................  2006      1.650          1.802                 --
                                                          2005      1.490          1.650          1,336,963
                                                          2004      1.300          1.490          1,090,380
                                                          2003      1.000          1.300            174,324

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03).............  2006      1.374          1.444                 --
                                                          2005      1.336          1.374          1,510,545
                                                          2004      1.235          1.336            790,227
                                                          2003      1.000          1.235            196,106

  Travelers Federated High Yield Subaccount (5/03)......  2006      1.217          1.248                 --
                                                          2005      1.205          1.217          1,281,352
                                                          2004      1.109          1.205            981,663
                                                          2003      1.000          1.109            278,032

  Travelers Federated Stock Subaccount (6/03)...........  2006      1.412          1.463                 --
                                                          2005      1.362          1.412            202,687
                                                          2004      1.251          1.362            158,920
                                                          2003      1.000          1.251              2,080

  Travelers Large Cap Subaccount (6/03).................  2006      1.334          1.375                 --
                                                          2005      1.247          1.334            627,924
                                                          2004      1.189          1.247            364,940
                                                          2003      1.000          1.189            161,977

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.101          1.170                 --
                                                          2005      1.000          1.101            217,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.031          1.035                 --
                                                          2005      1.000          1.031             58,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.068          1.106                 --
                                                          2005      1.000          1.068          1,120,140

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.078          1.125                 --
                                                          2005      1.000          1.078            916,189

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.047          1.068                 --
                                                          2005      1.000          1.047            164,811

  Travelers Mercury Large Cap Core Subaccount (6/03)....  2006      1.462          1.553                 --
                                                          2005      1.325          1.462            576,006
                                                          2004      1.161          1.325            253,889
                                                          2003      1.000          1.161             31,020

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03).....  2006      1.462          1.547                 --
                                                          2005      1.440          1.462          1,428,023
                                                          2004      1.282          1.440            693,904
                                                          2003      1.000          1.282             61,787

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03).......  2006      1.253          1.294                 --
                                                          2005      1.236          1.253          6,261,806
                                                          2004      1.126          1.236          3,363,309
                                                          2003      1.000          1.126            336,075

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.165          1.259                 --
                                                          2005      1.112          1.165          1,392,598
                                                          2004      0.962          1.112            646,507

  Travelers Mondrian International Stock Subaccount
  (6/03)................................................  2006      1.556          1.788                 --
                                                          2005      1.443          1.556            711,397
                                                          2004      1.266          1.443            402,126
                                                          2003      1.000          1.266             38,252

  Travelers Pioneer Fund Subaccount (6/03)..............  2006      1.361          1.444                 --
                                                          2005      1.304          1.361            291,235
                                                          2004      1.192          1.304            136,056
                                                          2003      1.000          1.192                961

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.051          1.106                 --
                                                          2005      1.000          1.051             22,497

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.108          1.120                 --
                                                          2005      1.086          1.108          1,569,037
                                                          2004      0.971          1.086            275,405

  Travelers Quality Bond Subaccount (5/03)..............  2006      1.033          1.024                 --
                                                          2005      1.033          1.033          3,810,814
                                                          2004      1.015          1.033          2,775,855
                                                          2003      1.000          1.015            793,166

  Travelers Strategic Equity Subaccount (6/03)..........  2006      1.340          1.398                 --
                                                          2005      1.334          1.340            365,247
                                                          2004      1.229          1.334            198,056
                                                          2003      1.000          1.229            101,714

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.107          1.274                 --
                                                          2005      1.000          1.107             30,325

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.272                 --
                                                          2005      1.000          1.109                 --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.075          1.037                 --
                                                          2005      1.047          1.075          2,432,490
                                                          2004      0.979          1.047            823,107

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (6/03)..  2009      1.038          1.007                 --
                                                          2008      1.642          1.038          1,401,595
                                                          2007      1.708          1.642          1,712,423
                                                          2006      1.495          1.708          1,931,195
                                                          2005      1.458          1.495          1,945,161
                                                          2004      1.261          1.458            872,734
                                                          2003      1.000          1.261            121,041

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03)................................................  2009      0.841          0.862                 --
                                                          2008      1.501          0.841             43,526
                                                          2007      1.356          1.501             41,376
                                                          2006      1.289          1.356             43,299
                                                          2005      1.214          1.289             44,689
                                                          2004      1.188          1.214             42,818
                                                          2003      1.000          1.188              1,155




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (6/03).............................................  2006      1.183          1.145               --
                                                          2005      1.057          1.183               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03)................................................  2010      1.350          1.470           16,891
                                                          2009      0.974          1.350           19,318
                                                          2008      1.622          0.974           35,569
                                                          2007      1.450          1.622           39,975
                                                          2006      1.236          1.450           41,330
                                                          2005      1.112          1.236           40,074
                                                          2004      1.000          1.112            5,051

  American Funds Growth Subaccount (Class 2) (5/03).....  2010      1.070          1.237          121,282
                                                          2009      0.788          1.070          129,536
                                                          2008      1.443          0.788          150,195
                                                          2007      1.318          1.443          151,126
                                                          2006      1.228          1.318          162,233
                                                          2005      1.084          1.228          146,374
                                                          2004      1.000          1.084            7,719

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2010      0.975          1.059          239,920
                                                          2009      0.763          0.975          255,155
                                                          2008      1.260          0.763          295,324
                                                          2007      1.231          1.260          297,337
                                                          2006      1.097          1.231          296,976
                                                          2005      1.063          1.097          301,546
                                                          2004      1.000          1.063           10,471

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)......................  2006      1.345          1.326               --
                                                          2005      1.168          1.345           27,231
                                                          2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (6/03)..  2006      1.343          1.735               --
                                                          2005      1.286          1.343           23,582
                                                          2004      1.000          1.286            4,335

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/03)................................................  2008      1.230          1.174               --
                                                          2007      1.179          1.230            8,188
                                                          2006      1.039          1.179            8,985
                                                          2005      1.021          1.039            8,990
                                                          2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03)........................................  2008      0.986          0.928               --
                                                          2007      1.138          0.986           17,190
                                                          2006      1.126          1.138           15,604
                                                          2005      1.092          1.126           12,961
                                                          2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (3/04)...........................................  2006      1.197          1.298               --
                                                          2005      1.115          1.197           32,568
                                                          2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04)....................................  2006      1.199          1.332               --
                                                          2005      1.118          1.199          113,859
                                                          2004      1.000          1.118               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (6/03).............................................  2010      1.149          1.309           48,966
                                                          2009      0.871          1.149           48,169
                                                          2008      1.559          0.871           49,113
                                                          2007      1.364          1.559           41,354
                                                          2006      1.257          1.364           61,623
                                                          2005      1.105          1.257           54,573
                                                          2004      1.000          1.105               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)..............................  2010      1.065          1.224               --
                                                          2009      0.805          1.065               --
                                                          2008      1.408          0.805               --
                                                          2007      1.354          1.408               --
                                                          2006      1.221          1.354               --
                                                          2005      1.038          1.221               --
                                                          2004      1.000          1.038               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03)................................................  2010      1.389          1.741           41,179
                                                          2009      1.020          1.389           49,245
                                                          2008      1.734          1.020           53,857
                                                          2007      1.543          1.734           47,675
                                                          2006      1.409          1.543           49,551
                                                          2005      1.225          1.409           32,733
                                                          2004      1.000          1.225               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (6/03)................................................  2006      1.184          1.365               --
                                                          2005      1.099          1.184            3,577
                                                          2004      1.000          1.099            2,543

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)...........................  2008      2.449          2.221               --
                                                          2007      1.952          2.449           55,231
                                                          2006      1.564          1.952           59,357
                                                          2005      1.260          1.564           58,687
                                                          2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (6/03).............................................  2010      1.279          1.351          122,966
                                                          2009      0.958          1.279          120,080
                                                          2008      1.650          0.958          118,480
                                                          2007      1.467          1.650          112,977
                                                          2006      1.239          1.467          123,624
                                                          2005      1.154          1.239          113,416
                                                          2004      1.000          1.154            4,481

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (6/03).............................................  2006      1.186          1.408               --
                                                          2005      1.118          1.186              976
                                                          2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (6/04)..........................  2006      1.061          1.081               --
                                                          2005      1.074          1.061           33,026
                                                          2004      1.006          1.074               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03)................................................  2006      1.119          1.152               --
                                                          2005      1.067          1.119               --
                                                          2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/03)........................................  2010      1.181          1.193               --
                                                          2009      0.964          1.181               --
                                                          2008      1.395          0.964               --
                                                          2007      1.176          1.395               --
                                                          2006      1.135          1.176               --
                                                          2005      1.037          1.135               --
                                                          2004      1.000          1.037               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03)........................................  2010      1.187          1.439               --
                                                          2009      0.777          1.187               --
                                                          2008      1.423          0.777               --
                                                          2007      1.200          1.423               --
                                                          2006      1.142          1.200               --
                                                          2005      1.051          1.142               --
                                                          2004      1.000          1.051               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03)................................................  2008      1.367          0.735               --
                                                          2007      1.283          1.367               --
                                                          2006      1.117          1.283               --
                                                          2005      1.085          1.117               --
                                                          2004      1.000          1.085               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03).........  2006      1.139          1.268               --
                                                          2005      1.124          1.139            1,014
                                                          2004      1.000          1.124               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2010      0.910          1.108               --
                                                          2009      0.694          0.910               --
                                                          2008      1.195          0.694               --
                                                          2007      1.248          1.195               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2010      1.025          1.125               --
                                                          2009      0.862          1.025               --
                                                          2008      1.251          0.862               --
                                                          2007      1.217          1.251               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      0.946          1.075              659
                                                          2009      0.750          0.946              745
                                                          2008      1.215          0.750              747
                                                          2007      1.277          1.215              749

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2010      0.895          0.958               --
                                                          2009      0.645          0.895               --
                                                          2008      1.056          0.645               --
                                                          2007      1.062          1.056               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (6/03)......................................  2010      0.993          1.059            9,058
                                                          2009      0.819          0.993            8,475
                                                          2008      1.305          0.819            7,875
                                                          2007      1.289          1.305            7,561
                                                          2006      1.119          1.289               --
                                                          2005      1.078          1.119               --
                                                          2004      1.000          1.078               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)...........................  2010      1.126          1.374           15,582
                                                          2009      0.810          1.126           15,354
                                                          2008      1.402          0.810           14,860
                                                          2007      1.308          1.402           13,817
                                                          2006      1.190          1.308           12,485
                                                          2005      1.164          1.190            6,033
                                                          2004      1.000          1.164               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)......  2009      0.758          0.735               --
                                                          2008      1.244          0.758               --
                                                          2007      1.217          1.244               --
                                                          2006      1.085          1.217               --
                                                          2005      1.068          1.085               --
                                                          2004      1.000          1.068               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2010      1.080          1.180               --
                                                          2009      0.902          1.080               --
                                                          2008      1.238          0.902               --
                                                          2007      1.146          1.238               --
                                                          2006      1.092          1.146           10,685
                                                          2005      1.074          1.092           10,309
                                                          2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (11/03)....................................  2010      0.875          0.930               --
                                                          2009      0.764          0.875               --
                                                          2008      0.995          0.764               --
                                                          2007      1.008          0.995               --
                                                          2006      0.994          1.008               --
                                                          2005      0.996          0.994            4,266
                                                          2004      1.000          0.996            2,774

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03)............  2007      1.232          1.288               --
                                                          2006      1.070          1.232               --
                                                          2005      1.056          1.070               --
                                                          2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I) (6/03)...  2007      1.030          1.070               --
                                                          2006      1.014          1.030               --
                                                          2005      0.989          1.014               --
                                                          2004      1.000          0.989               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03)................................................  2007      1.220          1.259               --
                                                          2006      1.127          1.220            5,016
                                                          2005      1.053          1.127            5,019
                                                          2004      1.000          1.053               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)................................................  2007      1.177          1.225               --
                                                          2006      1.074          1.177               --
                                                          2005      1.064          1.074               --
                                                          2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03)................................................  2007      1.262          1.308               --
                                                          2006      1.105          1.262           85,238
                                                          2005      1.098          1.105           84,748
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.337          1.468               --
                                                          2006      1.222          1.337           23,542
                                                          2005      1.159          1.222           23,021
                                                          2004      1.000          1.159               --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.083          1.114               --
                                                          2005      1.070          1.083           42,651
                                                          2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.302          1.251               --
                                                          2007      1.260          1.302           34,104
                                                          2006      1.333          1.260           42,503

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.224          1.386           76,416
                                                          2009      0.852          1.224           83,726
                                                          2008      1.153          0.852           91,780
                                                          2007      1.151          1.153           99,175
                                                          2006      1.100          1.151           60,073

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.364          1.426               --
                                                          2006      1.297          1.364           34,017

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.004          1.101           35,648
                                                          2009      0.864          1.004           40,141
                                                          2008      1.415          0.864           41,468
                                                          2007      1.414          1.415           35,210

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.754          0.854           33,701
                                                          2009      0.573          0.754           39,543
                                                          2008      1.006          0.573           41,233
                                                          2007      1.212          1.006           32,629
                                                          2006      1.003          1.212           38,576

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.178          1.372            7,146
                                                          2009      0.937          1.178            7,275
                                                          2008      1.286          0.937            9,475
                                                          2007      1.333          1.286            7,547
                                                          2006      1.259          1.333               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.292          1.469           32,509
                                                          2009      0.853          1.292           34,933
                                                          2008      1.477          0.853           56,059
                                                          2007      1.529          1.477           55,147
                                                          2006      1.397          1.529           45,548

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.056          1.302               --
                                                          2009      0.808          1.056               --
                                                          2008      1.350          0.808               --
                                                          2007      1.244          1.350               --
                                                          2006      1.262          1.244               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.357          1.450           14,898
                                                          2009      0.972          1.357           15,790
                                                          2008      1.717          0.972           30,647
                                                          2007      1.351          1.717           30,840
                                                          2006      1.326          1.351           29,451

  MIST Lazard Mid Cap Subaccount (Class A) (4/08).......  2010      1.048          1.259           15,699
                                                          2009      0.784          1.048           15,699
                                                          2008      1.249          0.784           34,094

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.878          1.051           19,525
                                                          2009      0.659          0.878           19,730
                                                          2008      1.096          0.659            3,480
                                                          2007      1.246          1.096               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.882          0.870               --
                                                          2008      1.211          0.882           42,651
                                                          2007      1.169          1.211           42,651
                                                          2006      1.114          1.169           42,651

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.245          1.373            2,122
                                                          2009      0.932          1.245            2,123
                                                          2008      1.172          0.932               --
                                                          2007      1.126          1.172               --
                                                          2006      1.081          1.126               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.777          0.886           98,533
                                                          2009      0.673          0.777          105,845
                                                          2008      1.084          0.673          119,260
                                                          2007      1.070          1.084          125,595
                                                          2006      1.001          1.070           24,855

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.767          0.939           24,619
                                                          2009      0.622          0.767           29,669
                                                          2008      1.043          0.622           28,103
                                                          2007      1.065          1.043           24,076
                                                          2006      0.964          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.708          0.671               --
                                                          2008      1.267          0.708           17,570
                                                          2007      1.162          1.267           17,570
                                                          2006      1.184          1.162           26,201

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2010      1.666          2.007           42,305
                                                          2009      1.012          1.666           45,145
                                                          2008      2.224          1.012           68,514

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.269          1.378               --
                                                          2009      0.990          1.269               --
                                                          2008      1.763          0.990               --
                                                          2007      1.690          1.763               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.172          1.234          128,764
                                                          2009      1.016          1.172          124,949
                                                          2008      1.117          1.016          113,140
                                                          2007      1.062          1.117          148,065

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.302          1.373           99,406
                                                          2009      1.177          1.302          103,558

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.029          1.165               --
                                                          2009      0.852          1.029               --
                                                          2008      1.303          0.852               --
                                                          2007      1.273          1.303               --
                                                          2006      1.192          1.273               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.145          1.260               --
                                                          2006      1.095          1.145               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.351          1.477           36,605
                                                          2009      1.042          1.351           42,549
                                                          2008      1.198          1.042           50,160
                                                          2007      1.153          1.198           73,242
                                                          2006      1.121          1.153           72,340

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.813          0.950          121,906
                                                          2009      0.660          0.813          132,053
                                                          2008      0.965          0.660          146,095
                                                          2007      1.022          0.965          164,310
                                                          2006      1.003          1.022          151,447

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      0.955          1.069            8,579
                                                          2009      0.771          0.955           12,161

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.993          1.114               --
                                                          2009      0.683          0.993               --
                                                          2008      1.291          0.683               --
                                                          2007      1.101          1.291               --
                                                          2006      1.135          1.101               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.081          1.141           81,151
                                                          2009      1.013          1.081           85,650
                                                          2008      1.077          1.013           89,120
                                                          2007      1.040          1.077          143,850
                                                          2006      1.008          1.040               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2010      1.018          1.087           42,651
                                                          2009      0.883          1.018           42,651

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.834          0.974           18,150
                                                          2009      0.667          0.834           18,150

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.020          0.994          126,906
                                                          2009      1.043          1.020           81,261
                                                          2008      1.040          1.043          171,671
                                                          2007      1.016          1.040          185,261
                                                          2006      1.001          1.016           42,885

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      0.922          1.006           10,286
                                                          2009      0.717          0.922           10,633
                                                          2008      1.169          0.717            7,756

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.624          0.649               --
                                                          2008      1.161          0.624            5,414
                                                          2007      1.147          1.161            5,417
                                                          2006      1.139          1.147            5,420

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      0.854          0.953           55,348
                                                          2009      0.720          0.854           55,361
                                                          2008      1.212          0.720           61,257
                                                          2007      1.196          1.212           47,633
                                                          2006      1.173          1.196           46,874

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.788          0.888           20,290
                                                          2009      0.615          0.788           20,290
                                                          2008      1.060          0.615           20,290
                                                          2007      1.053          1.060           20,290
                                                          2006      1.002          1.053           18,621

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.043          1.119               --
                                                          2009      0.889          1.043               --
                                                          2008      1.065          0.889               --
                                                          2007      1.036          1.065               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.980          1.064               --
                                                          2009      0.813          0.980               --
                                                          2008      1.064          0.813               --
                                                          2007      1.042          1.064               --
                                                          2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.913          1.006               --
                                                          2009      0.740          0.913               --
                                                          2008      1.065          0.740               --
                                                          2007      1.047          1.065               --
                                                          2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.846          0.946               --
                                                          2009      0.673          0.846               --
                                                          2008      1.065          0.673               --
                                                          2007      1.052          1.065           16,109
                                                          2006      1.002          1.052           16,160

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.863          0.963               --
                                                          2009      0.706          0.863               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.062          1.137          180,495
                                                          2009      0.921          1.062          188,376
                                                          2008      1.217          0.921          186,388
                                                          2007      1.199          1.217          224,893
                                                          2006      1.129          1.199          233,011

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.119          1.215           18,151
                                                          2009      0.951          1.119           18,005
                                                          2008      1.446          0.951           16,594
                                                          2007      1.379          1.446           16,262
                                                          2006      1.257          1.379           16,458

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.853          0.963           32,277
                                                          2009      0.626          0.853           38,225
                                                          2008      1.081          0.626           44,795
                                                          2007      1.044          1.081           43,707
                                                          2006      0.996          1.044           44,703

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.889          1.011               --
                                                          2009      0.638          0.889               --
                                                          2008      1.129          0.638               --
                                                          2007      1.062          1.129               --
                                                          2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08).............................................  2010      0.906          1.189           25,362
                                                          2009      0.671          0.906           28,419
                                                          2008      1.028          0.671           29,108

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.141          1.180               --
                                                          2006      1.081          1.141           35,053

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.084          1.119            2,732
                                                          2009      1.065          1.084            6,304
                                                          2008      1.095          1.065            3,051
                                                          2007      1.075          1.095           12,082
                                                          2006      1.046          1.075            8,672

Money Market Portfolio
  Money Market Subaccount (5/03)........................  2006      0.995          1.001               --
                                                          2005      0.993          0.995          106,379
                                                          2004      1.000          0.993            2,496

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04)........................................  2006      1.093          1.152               --
                                                          2005      1.061          1.093           20,308
                                                          2004      1.000          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03).........................................  2007      1.040          1.058               --
                                                          2006      1.060          1.040          155,590
                                                          2005      1.066          1.060          125,047
                                                          2004      1.000          1.066            5,161

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03).........................................  2009      1.139          1.173               --
                                                          2008      1.116          1.139           91,326
                                                          2007      1.053          1.116          126,361
                                                          2006      1.041          1.053          132,834
                                                          2005      1.043          1.041           98,401
                                                          2004      1.000          1.043            5,301

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/03)................................................  2007      1.575          1.699               --
                                                          2006      1.265          1.575               --
                                                          2005      1.157          1.265               --
                                                          2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03)................................................  2007      1.420          1.512               --
                                                          2006      1.242          1.420           12,513
                                                          2005      1.191          1.242           12,827
                                                          2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/03)..  2006      1.116          1.184               --
                                                          2005      1.053          1.116           23,593
                                                          2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount (6/03)....  2006      1.018          1.081               --
                                                          2005      1.041          1.018               --
                                                          2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)................................................  2006      1.224          1.333               --
                                                          2005      1.117          1.224           39,663
                                                          2004      1.000          1.117               --

  Travelers Equity Income Subaccount (5/03).............  2006      1.120          1.173               --
                                                          2005      1.101          1.120           32,149
                                                          2004      1.000          1.101               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)......  2006      1.076          1.100               --
                                                          2005      1.077          1.076           57,514
                                                          2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (6/03)...........  2006      1.106          1.142               --
                                                          2005      1.078          1.106               --
                                                          2004      1.000          1.078               --

  Travelers Large Cap Subaccount (6/03).................  2006      1.109          1.139               --
                                                          2005      1.047          1.109            5,424
                                                          2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.093          1.158               --
                                                          2005      1.000          1.093           13,492

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.024          1.024               --
                                                          2005      1.000          1.024               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.060          1.095               --
                                                          2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.071          1.113               --
                                                          2005      1.000          1.071               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.040          1.057               --
                                                          2005      1.000          1.040               --

  Travelers Mercury Large Cap Core Subaccount (6/03)....  2006      1.226          1.297               --
                                                          2005      1.123          1.226           31,177
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03).....  2006      1.076          1.135               --
                                                          2005      1.072          1.076               --
                                                          2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (5/03).......  2006      1.098          1.129               --
                                                          2005      1.094          1.098          230,513
                                                          2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.167          1.257               --
                                                          2005      1.125          1.167           17,195
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (6/03)................................................  2006      1.220          1.397               --
                                                          2005      1.143          1.220           50,521
                                                          2004      1.000          1.143               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)..............  2006      1.127          1.192               --
                                                          2005      1.092          1.127               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.044          1.095               --
                                                          2005      1.000          1.044               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.113          1.121               --
                                                          2005      1.102          1.113           47,987
                                                          2004      1.000          1.102               --

  Travelers Quality Bond Subaccount (5/03)..............  2006      1.020          1.008               --
                                                          2005      1.030          1.020          138,041
                                                          2004      1.000          1.030            2,682

  Travelers Strategic Equity Subaccount (6/03)..........  2006      1.090          1.134               --
                                                          2005      1.096          1.090               --
                                                          2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.100          1.262               --
                                                          2005      1.000          1.100               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.101          1.259               --
                                                          2005      1.000          1.101               --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.089          1.046               --
                                                          2005      1.071          1.089            7,852
                                                          2004      1.000          1.071            5,154

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (6/03)..  2009      0.771          0.745               --
                                                          2008      1.233          0.771            3,789
                                                          2007      1.296          1.233            3,150
                                                          2006      1.146          1.296            3,101
                                                          2005      1.129          1.146            3,150
                                                          2004      1.000          1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03)................................................  2009      0.689          0.703               --
                                                          2008      1.241          0.689               --
                                                          2007      1.133          1.241               --
                                                          2006      1.089          1.133               --
                                                          2005      1.036          1.089               --
                                                          2004      1.000          1.036               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change, merger, substitution or liquidation. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

FUND NAME CHANGE

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND MERGER/REORGANIZATION

The following former Underlying Fund was merged into the new Underlying Fund and was reorganized into a new trust.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation                 MetLife Aggressive Strategy Portfolio -- Class
     Portfolio -- Class B                            B


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
JANUS ASPEN SERIES                              MET INVESTORS SERIES TRUST
  Global Technology Portfolio -- Service        RCM Technology Portfolio -- Class B
     Shares


UNDERLYING FUND LIQUIDATION

The following Underlying Fund was liquidated and is no longer available in your contract.

LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-70-71-75

                        SCUDDER ADVOCATE REWARDS ANNUITY

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     T. Rowe Price Mid Cap Growth
  INSURANCE FUNDS) -- SERIES I                        Portfolio -- Class B
  Invesco V.I. Utilities Fund                      Turner Mid Cap Growth Portfolio -- Class B
CREDIT SUISSE TRUST                              METROPOLITAN SERIES FUND, INC.
  International Equity Flex III Portfolio          BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES I -- CLASS B                   BlackRock Diversified Portfolio -- Class B
  DWS Capital Growth VIP                           BlackRock Large Cap Value
DWS VARIABLE SERIES II -- CLASS B                     Portfolio -- Class B
  DWS Dreman Small Mid Cap Value VIP               BlackRock Money Market Portfolio -- Class B
  DWS Global Thematic VIP                          Davis Venture Value Portfolio -- Class B
  DWS Government & Agency Securities VIP           FI Value Leaders Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Stock Index Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class B        MFS(R) Total Return Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class B              MFS(R) Value Portfolio -- Class E
  MetLife Balanced Strategy                        Oppenheimer Global Equity
     Portfolio -- Class B                             Portfolio -- Class B
  MetLife Growth Strategy Portfolio -- Class       T. Rowe Price Large Cap Growth
     B                                                Portfolio -- Class B
  MetLife Moderate Strategy                        T. Rowe Price Small Cap Growth
     Portfolio -- Class B                             Portfolio -- Class B
  MFS(R) Emerging Markets Equity                 THE ALGER PORTFOLIOS -- CLASS S
     Portfolio -- Class A                          Alger Capital Appreciation Portfolio
  MFS(R) Research International                  THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
     Portfolio -- Class B                          INC. --
  Pioneer Strategic Income Portfolio -- Class      SERVICE SHARES
     E                                             The Dreyfus Socially Responsible Growth
  RCM Technology Portfolio -- Class E                 Fund, Inc.
  T. Rowe Price Large Cap Value
     Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and any associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               3 years               8%
         3 years               4 years               7%
         4 years               5 years               6%
         5 years               6 years               5%
         6 years               7 years               4%
         7 years               8 years               3%
         8 years               9 years               2%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                            STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                                BENEFIT          BENEFIT          BENEFIT
                                                            --------------    -------------    -------------
Mortality and Expense Risk Charge*......................         1.40%            1.55%            1.75%
Administrative Expense Charge...........................         0.15%            0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED.....................................         1.55%            1.70%            1.90%
Optional E.S.P. Charge..................................         0.20%            0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED..............................................         1.75%            1.90%            2.10%
Optional GMAB Charge....................................         0.40%            0.40%            0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED..............................................         1.95%            2.10%            2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(5)......................................         2.15%            2.30%            2.50%
Optional GMWB I Charge..................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB I Plus Charge.............................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Charge.................................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB II Plus Charge............................         1.00%(6)         1.00%(6)         1.00%(6)
Optional GMWB III Charge................................         0.25%            0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS
  ONLY SELECTED.........................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED..............................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS
  ONLY SELECTED.........................................         2.55%            2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED..............................................         1.80%            1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I PLUS SELECTED..................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED......................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II PLUS SELECTED.................................         2.75%            2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED.....................................         2.00%            2.15%            2.35%


---------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount equal to the Underlying Fund expenses that are in excess of 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.08% for the Subaccount investing in the FI Value Leaders Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, the amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio and the amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the RCM Technology Portfolio.
(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.52%      2.43%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                                                                                       NET TOTAL
                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE    ANNUAL
                                                  AND/OR                  ACQUIRED FUND      ANNUAL        WAIVER      OPERATING
                                   MANAGEMENT     SERVICE      OTHER        FEES AND       OPERATING   AND/OR EXPENSE
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES       EXPENSES        EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. Utilities Fund....     0.60%          --        0.44%            --            1.04%         0.11%         0.93%(1)
CREDIT SUISSE TRUST
  International Equity Flex III
     Portfolio...................     1.00%          --        1.43%            --            2.43%           --          2.43%
DWS VARIABLE SERIES I -- CLASS B
  DWS Capital Growth VIP.........     0.37%        0.25%       0.23%            --            0.85%           --          0.85%
DWS VARIABLE SERIES II -- CLASS B
  DWS Dreman Small Mid Cap Value
     VIP.........................     0.65%        0.25%       0.27%          0.05%           1.22%           --          1.22%
  DWS Global Thematic VIP........     0.92%        0.25%       0.59%            --            1.76%           --          1.76%
  DWS Government & Agency
     Securities VIP..............     0.45%        0.25%       0.29%            --            0.99%           --          0.99%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.05%            --            0.90%           --          0.90%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  MetLife Balanced Strategy
     Portfolio -- Class B........     0.05%        0.25%       0.01%          0.66%           0.97%           --          0.97%
  MetLife Growth Strategy
     Portfolio -- Class B........     0.06%        0.25%         --           0.74%           1.05%           --          1.05%
  MetLife Moderate Strategy
     Portfolio -- Class B........     0.06%        0.25%         --           0.62%           0.93%           --          0.93%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.94%          --        0.18%            --            1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(2)
  Pioneer Strategic Income
     Portfolio -- Class E........     0.59%        0.15%       0.08%            --            0.82%           --          0.82%
  RCM Technology
     Portfolio -- Class E........     0.88%        0.15%       0.09%            --            1.12%           --          1.12%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(3)
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class B........     0.75%        0.25%       0.04%            --            1.04%           --          1.04%
  Turner Mid Cap Growth Portfolio
     -- Class B..................     0.78%        0.25%       0.06%            --            1.09%           --          1.09%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income Portfolio
     -- Class B..................     0.37%        0.25%       0.03%            --            0.65%         0.03%         0.62%(4)

                                                                                                                       NET TOTAL
                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE    ANNUAL
                                                  AND/OR                  ACQUIRED FUND      ANNUAL        WAIVER      OPERATING
                                   MANAGEMENT     SERVICE      OTHER        FEES AND       OPERATING   AND/OR EXPENSE
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES       EXPENSES        EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  BlackRock Diversified
     Portfolio -- Class B........     0.46%        0.25%       0.04%            --            0.75%           --          0.75%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.02%            --            0.90%         0.03%         0.87%(5)
  BlackRock Money Market
     Portfolio -- Class B........     0.32%        0.25%       0.02%            --            0.59%         0.01%         0.58%(6)
  Davis Venture Value
     Portfolio -- Class B........     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%(7)
  FI Value Leaders
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%           --          0.98%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%(8)
  MFS(R) Total Return
     Portfolio -- Class B........     0.54%        0.25%       0.04%            --            0.83%           --          0.83%
  MFS(R) Value Portfolio -- Class
     E...........................     0.71%        0.15%       0.02%            --            0.88%         0.11%         0.77%(9)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
THE ALGER PORTFOLIOS -- CLASS S
  Alger Capital Appreciation
     Portfolio...................     0.81%        0.25%       0.28%            --            1.34%           --          1.34%
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
  The Dreyfus Socially
     Responsible Growth Fund,
     Inc. .......................     0.75%        0.25%       0.14%            --            1.14%           --          1.14%


---------
(1) The Fund's adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.93% of average daily net assets.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
Invesco V.I. Utilities Fund         Seeks long-term growth of capital    Invesco Advisers, Inc.
                                    and, secondarily, current income.
CREDIT SUISSE TRUST
International Equity Flex III       The portfolio seeks capital          Credit Suisse Asset Management,
  Portfolio                         appreciation.                        LLC
DWS VARIABLE SERIES I -- CLASS B
DWS Capital Growth VIP              Seeks to provide long-term growth    Deutsche Investment Management
                                    of capital.                          Americas Inc.
DWS VARIABLE SERIES II -- CLASS B
DWS Dreman Small Mid Cap Value      Seeks long-term capital              Deutsche Investment Management
  VIP                               appreciation.                        Americas Inc.
                                                                         Subadviser: Dreman Value
                                                                         Management, L.L.C.
DWS Global Thematic VIP             Seeks long-term capital growth.      Deutsche Investment Management
                                                                         Americas Inc.
DWS Government & Agency             Seeks high current income            Deutsche Investment Management
  Securities VIP                    consistent with preservation of      Americas Inc.
                                    capital.
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class B              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
MetLife Balanced Strategy           Seeks to provide a balance           MetLife Advisers, LLC
  Portfolio -- Class B              between a high level of current      Subadviser: MetLife Advisers, LLC
                                    income and growth of capital with
                                    a greater emphasis on growth of
                                    capital.
MetLife Growth Strategy             Seeks to provide growth of           MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: MetLife Advisers, LLC
MetLife Moderate Strategy           Seeks to provide a high total        MetLife Advisers, LLC
  Portfolio -- Class B              return in the form of income and     Subadviser: MetLife Advisers, LLC
                                    growth of capital, with a greater
                                    emphasis on income.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  E                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
T. Rowe Price Mid Cap Growth        Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Turner Mid Cap Growth               Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Tuner Investment
                                                                         Partners, Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class B              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Large Cap Value           Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class B              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class E   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation          Seeks long-term capital              Fred Alger Management, Inc.
  Portfolio                         appreciation.
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. -- SERVICE
  SHARES
The Dreyfus Socially Responsible    Seeks to provide capital growth,     The Dreyfus Corporation
  Growth Fund, Inc.                 with current income as a
                                    secondary goal.


Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

The following new item is added to the bulleted list at the end of the "Withdrawal Charge" section:

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception applies only to amounts that are required to be distributed from this contract)

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., BlackRock High Yield Portfolio, Credit Suisse International Equity Flex III Portfolio, DWS Dreman Small Mid Cap Value VIP, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.





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GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.





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MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon
the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.





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Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.





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     (6)  If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

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NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for

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10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the

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maximum permitted withdrawal amount under the benefit and the remaining after-
tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Utilities Subaccount (Series I) (7/03)...  2010      1.654          1.731            178,318
                                                          2009      1.462          1.654            292,056
                                                          2008      2.195          1.462            369,002
                                                          2007      1.848          2.195            349,652
                                                          2006      1.496          1.848            350,687
                                                          2005      1.300          1.496            389,144
                                                          2004      1.069          1.300            169,935
                                                          2003      1.000          1.069                 --

Alger Portfolios
  Alger American Balanced Subaccount (Class S) (6/03)...  2006      1.164          1.171                 --
                                                          2005      1.093          1.164          1,109,940
                                                          2004      1.065          1.093          1,051,441
                                                          2003      1.000          1.065             38,622

  Alger Capital Appreciation Subaccount (Class S)
  (7/03)................................................  2010      1.648          1.844            395,156
                                                          2009      1.111          1.648            444,203
                                                          2008      2.061          1.111            394,477
                                                          2007      1.572          2.061            462,189
                                                          2006      1.342          1.572            405,786
                                                          2005      1.194          1.342            337,541
                                                          2004      1.124          1.194            160,459
                                                          2003      1.000          1.124                 --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II Subaccount
  (6/03)................................................  2009      0.911          1.171                  0
                                                          2008      1.738          0.911            141,310
                                                          2007      1.838          1.738            130,811
                                                          2006      1.649          1.838            151,822
                                                          2005      1.442          1.649             85,037
                                                          2004      1.241          1.442             28,499
                                                          2003      1.000          1.241                 --

  Credit Suisse International Equity Flex III Subaccount
  (12/09)...............................................  2010      1.183          1.307            114,924
                                                          2009      1.179          1.183            141,369

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03)................................................  2007      2.673          2.801                 --
                                                          2006      2.049          2.673            529,997
                                                          2005      1.626          2.049            533,142
                                                          2004      1.322          1.626            116,146
                                                          2003      1.000          1.322                399

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03)................................................  2008      1.499          1.472                 --
                                                          2007      1.502          1.499          1,002,056
                                                          2006      1.417          1.502          1,053,123
                                                          2005      1.321          1.417          1,058,890
                                                          2004      1.174          1.321            597,961
                                                          2003      1.000          1.174             18,321

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)...............................  2010      1.151          1.298             57,633
                                                          2009      0.876          1.151             57,693
                                                          2008      1.360          0.876             60,401
                                                          2007      1.285          1.360             58,840
                                                          2006      1.197          1.285             50,070
                                                          2005      1.177          1.197             40,707
                                                          2004      1.128          1.177             25,027
                                                          2003      1.000          1.128                 --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B) (9/05)..  2008      1.179          1.122                 --
                                                          2007      1.142          1.179          1,182,084
                                                          2006      1.007          1.142            839,869
                                                          2005      1.000          1.007            926,279

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount (Class
  B) (6/03).............................................  2007      2.222          1.830          1,007,057
                                                          2006      1.646          2.222          1,095,278
                                                          2005      1.501          1.646          1,094,262
                                                          2004      1.166          1.501            776,367
                                                          2003      1.000          1.166             31,908

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)..................  2008      1.047          1.018                 --
                                                          2007      1.024          1.047            118,195
                                                          2006      0.997          1.024             55,092
                                                          2005      1.000          0.997              5,944

  DWS Capital Growth VIP Subaccount (Class B) (7/03)....  2010      1.218          1.396          1,057,133
                                                          2009      0.978          1.218          1,267,287
                                                          2008      1.488          0.978          1,376,316
                                                          2007      1.347          1.488          1,700,324
                                                          2006      1.265          1.347          1,611,402
                                                          2005      1.184          1.265          1,033,038
                                                          2004      1.118          1.184            333,187
                                                          2003      1.000          1.118             99,871

  DWS Global Opportunities Subaccount (Class B) (7/03)..  2010      1.625          1.743                 --
                                                          2009      1.118          1.625            452,615
                                                          2008      2.278          1.118            436,317
                                                          2007      2.124          2.278            425,276
                                                          2006      1.770          2.124            322,506
                                                          2005      1.523          1.770            323,018
                                                          2004      1.256          1.523            144,088
                                                          2003      1.000          1.256                 --

  DWS Growth & Income Subaccount (Class B) (6/03).......  2008      1.411          1.325                 --
                                                          2007      1.419          1.411            563,871
                                                          2006      1.272          1.419            665,514
                                                          2005      1.222          1.272            654,428
                                                          2004      1.130          1.222            453,085
                                                          2003      1.000          1.130             11,807

  DWS Health Care VIP Subaccount (Class B) (6/03).......  2010      1.346          1.427            197,643
                                                          2009      1.122          1.346            333,018
                                                          2008      1.490          1.122            330,813
                                                          2007      1.341          1.490            331,717
                                                          2006      1.287          1.341            318,426
                                                          2005      1.210          1.287            327,171
                                                          2004      1.125          1.210            112,805
                                                          2003      1.000          1.125              7,708

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS International Subaccount (Class B) (7/03).........  2008      2.151          2.060                 --
                                                          2007      1.912          2.151            620,817
                                                          2006      1.548          1.912            670,141
                                                          2005      1.359          1.548            565,175
                                                          2004      1.187          1.359            427,364
                                                          2003      1.000          1.187              7,337

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03)........  2006      1.441          1.592                 --
                                                          2005      1.293          1.441            186,845
                                                          2004      1.178          1.293            100,474
                                                          2003      1.000          1.178              3,340

  DWS Balanced Subaccount (Class B) (7/03)..............  2008      1.269          1.235                 --
                                                          2007      1.235          1.269            597,386
                                                          2006      1.142          1.235            594,100
                                                          2005      1.116          1.142            451,536
                                                          2004      1.066          1.116            338,425
                                                          2003      1.000          1.066             54,839

  DWS Blue Chip Subaccount (Class B) (6/03).............  2008      1.639          1.536                 --
                                                          2007      1.614          1.639            892,430
                                                          2006      1.423          1.614            955,857
                                                          2005      1.318          1.423          1,785,103
                                                          2004      1.158          1.318            480,877
                                                          2003      1.000          1.158             32,460

  DWS Conservative Allocation Subaccount (Class B)
  (8/04)................................................  2009      0.913          0.921                 --
                                                          2008      1.203          0.913          2,412,619
                                                          2007      1.167          1.203          3,146,488
                                                          2006      1.089          1.167          3,282,126
                                                          2005      1.060          1.089          2,515,324
                                                          2004      1.003          1.060            812,897

  DWS Core Fixed Income Subaccount (Class B) (6/03).....  2008      1.064          1.026                 --
                                                          2007      1.042          1.064          1,611,568
                                                          2006      1.018          1.042          1,689,993
                                                          2005      1.015          1.018          1,890,923
                                                          2004      0.991          1.015          1,680,946
                                                          2003      1.000          0.991             42,825

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS Davis Venture Value Subaccount (Class B) (7/03)...  2008      1.581          1.532                 --
                                                          2007      1.542          1.581          2,508,397
                                                          2006      1.369          1.542          2,575,553
                                                          2005      1.273          1.369          2,452,486
                                                          2004      1.161          1.273          1,676,973
                                                          2003      1.000          1.161            163,942

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03)................................................  2006      1.218          1.277                 --
                                                          2005      1.243          1.218            447,116
                                                          2004      1.132          1.243            213,718
                                                          2003      1.000          1.132                 --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03)................................................  2008      1.547          1.475                 --
                                                          2007      1.606          1.547          3,595,530
                                                          2006      1.380          1.606          3,684,742
                                                          2005      1.304          1.380          2,564,976
                                                          2004      1.165          1.304          1,717,259
                                                          2003      1.000          1.165             75,935

  DWS Dreman Small Mid Cap Value VIP Subaccount (Class
  B) (7/03).............................................  2006      1.667          2.044          1,456,216
                                                          2005      1.542          1.667          1,447,426
                                                          2004      1.247          1.542            807,966
                                                          2003      1.000          1.247            164,572

  DWS Foreign Value Subaccount (Class B) (11/04)........  2006      1.135          1.365                 --
                                                          2005      1.054          1.135            104,549
                                                          2004      1.000          1.054                 --

  DWS Global Thematic VIP Subaccount (Class B) (8/03)...  2010      1.546          1.724            303,841
                                                          2009      1.097          1.546            401,792
                                                          2008      2.137          1.097            463,205
                                                          2007      2.050          2.137            748,585
                                                          2006      1.606          2.050            351,482
                                                          2005      1.332          1.606            343,729
                                                          2004      1.183          1.332            124,186
                                                          2003      1.000          1.183              2,944

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)......................................  2010      1.184          1.238            777,085
                                                          2009      1.116          1.184            936,747
                                                          2008      1.085          1.116          1,069,071
                                                          2007      1.044          1.085            565,552
                                                          2006      1.022          1.044            607,326
                                                          2005      1.015          1.022            584,174
                                                          2004      0.998          1.015            788,353
                                                          2003      1.000          0.998             34,617

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS Growth Allocation Subaccount (Class B) (9/04).....  2009      0.851          0.853                 --
                                                          2008      1.320          0.851          3,046,571
                                                          2007      1.270          1.320          2,943,854
                                                          2006      1.145          1.270          2,485,802
                                                          2005      1.097          1.145          2,847,211
                                                          2004      1.016          1.097          1,231,540

  DWS High Income Subaccount (Class B) (6/03)...........  2008      1.319          1.305                 --
                                                          2007      1.333          1.319          1,104,452
                                                          2006      1.229          1.333          2,053,944
                                                          2005      1.207          1.229          2,168,097
                                                          2004      1.094          1.207            803,778
                                                          2003      1.000          1.094             75,380

  DWS Income Allocation Subaccount (Class B) (8/04).....  2006      1.063          1.084                 --
                                                          2005      1.043          1.063            834,876
                                                          2004      1.005          1.043             88,460

  DWS Index 500 Subaccount (Class B) (7/03).............  2005      1.229          1.252                 --
                                                          2004      1.135          1.229          1,183,205
                                                          2003      1.000          1.135             26,170

  DWS International Select Equity Subaccount (Class B)
  (7/03)................................................  2008      2.224          2.145                 --
                                                          2007      1.944          2.224            459,361
                                                          2006      1.579          1.944            479,393
                                                          2005      1.407          1.579            420,592
                                                          2004      1.212          1.407            281,707
                                                          2003      1.000          1.212             12,608

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03)................................................  2008      1.501          1.441                 --
                                                          2007      1.435          1.501            333,251
                                                          2006      1.350          1.435            371,107
                                                          2005      1.227          1.350            329,491
                                                          2004      1.122          1.227            220,494
                                                          2003      1.000          1.122             16,750

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03)................................................  2006      1.297          1.284                 --
                                                          2005      1.229          1.297            149,865
                                                          2004      1.113          1.229             82,222
                                                          2003      1.000          1.113             11,797

  DWS Large Cap Core Subaccount (Class B) (12/04).......  2006      1.153          1.280                 --
                                                          2005      1.037          1.153             53,637

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS Large Cap Value Subaccount (Class B) (7/03).......  2008      1.581          1.559                 --
                                                          2007      1.424          1.581            757,126
                                                          2006      1.258          1.424            794,829
                                                          2005      1.258          1.258            859,894
                                                          2004      1.165          1.258            689,003
                                                          2003      1.000          1.165            130,307

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03)................................................  2006      1.272          1.311                 --
                                                          2005      1.300          1.272            511,937
                                                          2004      1.124          1.300            485,061
                                                          2003      1.000          1.124              9,054

  DWS Mid Cap Growth Subaccount (Class B) (8/03)........  2008      1.555          1.464                 --
                                                          2007      1.463          1.555            239,153
                                                          2006      1.344          1.463            248,153
                                                          2005      1.191          1.344            174,909
                                                          2004      1.167          1.191             89,408
                                                          2003      1.000          1.167                 --

  DWS Moderate Allocation Subaccount (Class B) (8/04)...  2009      0.864          0.868                 --
                                                          2008      1.260          0.864          5,496,146
                                                          2007      1.218          1.260          2,637,601
                                                          2006      1.115          1.218          2,555,044
                                                          2005      1.078          1.115          2,478,421
                                                          2004      1.000          1.078            522,135

  DWS Money Market Subaccount (Class B) (7/03)..........  2008      1.047          1.052                 --
                                                          2007      1.017          1.047          4,672,142
                                                          2006      0.991          1.017          6,108,455
                                                          2005      0.982          0.991          2,127,867
                                                          2004      0.992          0.982          3,334,869
                                                          2003      1.000          0.992            111,328

  DWS Oak Strategic Equity Subaccount (Class B) (7/03)..  2006      1.117          1.143                 --
                                                          2005      1.188          1.117            384,012
                                                          2004      1.196          1.188            181,881
                                                          2003      1.000          1.196              3,270

  DWS Small Cap Growth Subaccount (Class B) (7/03)......  2008      1.396          1.218                 --
                                                          2007      1.340          1.396            726,166
                                                          2006      1.298          1.340            760,854
                                                          2005      1.235          1.298            784,558
                                                          2004      1.135          1.235            298,340
                                                          2003      1.000          1.135            128,991

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS Strategic Income Subaccount (Class B) (6/03)......  2008      1.170          1.171                 --
                                                          2007      1.131          1.170            456,263
                                                          2006      1.056          1.131            496,298
                                                          2005      1.052          1.056          2,222,561
                                                          2004      0.987          1.052            505,971
                                                          2003      1.000          0.987             12,077

  DWS Technology Subaccount (Class B) (7/03)............  2010      1.139          1.179                 --
                                                          2009      0.724          1.139            525,079
                                                          2008      1.372          0.724            276,821
                                                          2007      1.224          1.372            260,205
                                                          2006      1.238          1.224            249,308
                                                          2005      1.217          1.238            327,747
                                                          2004      1.218          1.217            104,090
                                                          2003      1.000          1.218                 --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03)................................................  2008      1.869          1.740                 --
                                                          2007      1.517          1.869            249,274
                                                          2006      1.450          1.517            271,054
                                                          2005      1.324          1.450            279,062
                                                          2004      1.215          1.324            218,311
                                                          2003      1.000          1.215             69,432

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B) (4/08)
  *.....................................................  2010      1.411          1.609          8,016,351
                                                          2009      0.977          1.411          1,458,169
                                                          2008      1.308          0.977            909,617

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09)................................................  2010      1.070          1.196          2,769,123
                                                          2009      0.889          1.070          3,003,997

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09)................................................  2010      1.083          1.231          2,320,427
                                                          2009      0.880          1.083          2,345,492

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09)................................................  2010      1.113          1.231          1,554,947
                                                          2009      0.940          1.113          1,863,308

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2010      0.922          1.115          3,716,664
                                                          2009      0.685          0.922          3,990,754
                                                          2008      1.083          0.685          2,711,797

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/08) *...........................................  2010      0.807          0.930          3,883,900
                                                          2009      0.693          0.807          3,903,637
                                                          2008      1.042          0.693          4,074,877

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      2.568          3.135            553,321
                                                          2009      1.541          2.568            562,616
                                                          2008      3.509          1.541            492,144
                                                          2007      2.784          3.509            457,511

  MIST MFS(R) Research International Subaccount (Class
  B) (4/08) *...........................................  2010      1.710          1.876          1,929,042
                                                          2009      1.320          1.710          2,172,868
                                                          2008      2.263          1.320          1,489,970

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08)................................................  2010      1.328          1.465          9,951,087
                                                          2009      1.016          1.328         10,244,403
                                                          2008      1.173          1.016            527,774

  MIST RCM Technology Subaccount (Class E) (5/10).......  2010      1.202          1.417            410,054

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class B)
  (4/08) *..............................................  2010      1.302          1.637            266,108
                                                          2009      0.909          1.302            314,489
                                                          2008      1.467          0.909            166,374

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08)................................................  2010      1.371          1.717            192,438
                                                          2009      0.947          1.371            228,925
                                                          2008      1.733          0.947            292,229

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08)................................................  2010      1.048          1.115          1,784,882
                                                          2009      0.975          1.048          1,894,517
                                                          2008      1.029          0.975          1,133,274

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08)................................................  2010      1.114          1.199            527,005
                                                          2009      0.967          1.114            613,820
                                                          2008      1.233          0.967            620,936

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08)................................................  2010      1.096          1.175          2,087,367
                                                          2009      1.002          1.096          2,324,527
                                                          2008      1.470          1.002          2,630,179

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08)................................................  2010      1.866          1.837          1,027,274
                                                          2009      1.890          1.866          1,256,521
                                                          2008      1.882          1.890          1,464,720

  MSF Davis Venture Value Subaccount (Class B) (4/08)...  2010      1.219          1.341          1,942,307
                                                          2009      0.941          1.219          2,412,889
                                                          2008      1.526          0.941          2,014,579

  MSF FI Value Leaders Subaccount (Class B) (4/08) *....  2010      1.192          1.342            645,546
                                                          2009      0.997          1.192            753,043
                                                          2008      1.535          0.997            760,185

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (4/08)...  2010      0.903          1.018          3,640,795
                                                          2009      0.728          0.903          3,685,979
                                                          2008      1.121          0.728          1,926,569

  MSF MFS(R) Total Return Subaccount (Class B) (4/06)...  2010      0.978          1.058          2,690,661
                                                          2009      0.840          0.978          2,944,278
                                                          2008      1.099          0.840          1,287,130
                                                          2007      1.072          1.099          1,389,767
                                                          2006      1.003          1.072          1,227,792

  MSF MFS(R) Value Subaccount (Class E) (4/08)..........  2010      1.291          1.414            530,988
                                                          2009      1.086          1.291            560,276
                                                          2008      1.558          1.086            670,093

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10)................................................  2010      1.418          1.533            466,355

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/08).............................................  2010      0.924          1.062          1,010,584
                                                          2009      0.656          0.924          1,247,569
                                                          2008      1.075          0.656          1,477,950

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08).............................................  2010      1.095          1.452          1,597,420
                                                          2009      0.802          1.095          1,727,989
                                                          2008      1.220          0.802          1,789,355




            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Utilities Subaccount (Series I) (7/03)...  2010      1.166          1.206               --
                                                          2009      1.043          1.166               --
                                                          2008      1.585          1.043               --
                                                          2007      1.351          1.585               --
                                                          2006      1.107          1.351               --
                                                          2005      1.000          1.107               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S) (6/03)...  2006      1.069          1.071               --
                                                          2005      1.000          1.069               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (7/03)................................................  2010      1.329          1.469               --
                                                          2009      0.907          1.329               --
                                                          2008      1.703          0.907               --
                                                          2007      1.314          1.703               --
                                                          2006      1.136          1.314               --
                                                          2005      1.000          1.136               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II Subaccount
  (6/03)................................................  2009      0.596          0.757               --
                                                          2008      1.150          0.596               --
                                                          2007      1.231          1.150               --
                                                          2006      1.118          1.231               --
                                                          2005      1.000          1.118               --

  Credit Suisse International Equity Flex III Subaccount
  (12/09)...............................................  2010      0.764          0.834               --
                                                          2009      0.763          0.764               --

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03)................................................  2007      1.564          1.633               --
                                                          2006      1.213          1.564               --
                                                          2005      1.000          1.213               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03)................................................  2008      1.103          1.078               --
                                                          2007      1.118          1.103               --
                                                          2006      1.067          1.118               --
                                                          2005      1.000          1.067               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)...............................  2010      0.934          1.041               --
                                                          2009      0.720          0.934               --
                                                          2008      1.131          0.720               --
                                                          2007      1.082          1.131               --
                                                          2006      1.020          1.082               --
                                                          2005      1.000          1.020               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B) (9/05)..  2008      1.147          1.087               --
                                                          2007      1.125          1.147               --
                                                          2006      1.004          1.125               --
                                                          2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount (Class
  B) (6/03).............................................  2007      1.507          1.227               --
                                                          2006      1.130          1.507               --
                                                          2005      1.000          1.130               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)..................  2008      1.015          0.984               --
                                                          2007      1.006          1.015               --
                                                          2006      0.991          1.006               --
                                                          2005      1.000          0.991               --

  DWS Capital Growth VIP Subaccount (Class B) (7/03)....  2010      0.976          1.105               --
                                                          2009      0.793          0.976               --
                                                          2008      1.221          0.793               --
                                                          2007      1.119          1.221               --
                                                          2006      1.063          1.119               --
                                                          2005      1.000          1.063               --

  DWS Global Opportunities Subaccount (Class B) (7/03)..  2010      0.988          1.056               --
                                                          2009      0.688          0.988               --
                                                          2008      1.419          0.688               --
                                                          2007      1.339          1.419               --
                                                          2006      1.129          1.339               --
                                                          2005      1.000          1.129               --

  DWS Growth & Income Subaccount (Class B) (6/03).......  2008      1.118          0.671               --
                                                          2007      1.138          1.118               --
                                                          2006      1.032          1.138               --
                                                          2005      1.000          1.032               --

  DWS Health Care VIP Subaccount (Class B) (6/03).......  2010      1.071          1.122               --
                                                          2009      0.904          1.071               --
                                                          2008      1.215          0.904               --
                                                          2007      1.106          1.215               --
                                                          2006      1.075          1.106               --
                                                          2005      1.000          1.075               --

  DWS International Subaccount (Class B) (7/03).........  2008      1.531          1.460               --
                                                          2007      1.377          1.531               --
                                                          2006      1.128          1.377               --
                                                          2005      1.000          1.128               --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03)........  2006      1.110          1.213               --
                                                          2005      1.000          1.110               --

  DWS Balanced Subaccount (Class B) (7/03)..............  2008      1.097          1.062               --
                                                          2007      1.079          1.097               --
                                                          2006      1.010          1.079               --
                                                          2005      1.000          1.010               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS Blue Chip Subaccount (Class B) (6/03).............  2008      1.203          1.123               --
                                                          2007      1.199          1.203               --
                                                          2006      1.070          1.199               --
                                                          2005      1.000          1.070               --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04)................................................  2009      0.819          0.823               --
                                                          2008      1.092          0.819               --
                                                          2007      1.073          1.092               --
                                                          2006      1.013          1.073               --
                                                          2005      1.000          1.013               --

  DWS Core Fixed Income Subaccount (Class B) (6/03).....  2008      1.002          0.963               --
                                                          2007      0.993          1.002               --
                                                          2006      0.982          0.993               --
                                                          2005      1.000          0.982               --

  DWS Davis Venture Value Subaccount (Class B) (7/03)...  2008      1.185          1.144               --
                                                          2007      1.170          1.185               --
                                                          2006      1.052          1.170               --
                                                          2005      1.000          1.052               --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03)................................................  2006      0.984          1.023               --
                                                          2005      1.000          0.984               --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03)................................................  2008      1.132          1.075               --
                                                          2007      1.189          1.132               --
                                                          2006      1.034          1.189               --
                                                          2005      1.000          1.034               --

  DWS Dreman Small Mid Cap Value VIP Subaccount (Class
  B) (7/03).............................................  2006      1.073          1.300               --
                                                          2005      1.000          1.073               --

  DWS Foreign Value Subaccount (Class B) (11/04)........  2006      1.058          1.258               --
                                                          2005      1.000          1.058               --

  DWS Global Thematic VIP Subaccount (Class B) (8/03)...  2010      1.082          1.192               --
                                                          2009      0.776          1.082               --
                                                          2008      1.531          0.776               --
                                                          2007      1.487          1.531               --
                                                          2006      1.179          1.487               --
                                                          2005      1.000          1.179               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)......................................  2010      1.094          1.130               --
                                                          2009      1.044          1.094               --
                                                          2008      1.027          1.044               --
                                                          2007      1.000          1.027               --
                                                          2006      0.991          1.000               --
                                                          2005      1.000          0.991               --

  DWS Growth Allocation Subaccount (Class B) (9/04).....  2009      0.741          0.740               --
                                                          2008      1.164          0.741               --
                                                          2007      1.133          1.164               --
                                                          2006      1.034          1.133               --
                                                          2005      1.000          1.034               --

  DWS High Income Subaccount (Class B) (6/03)...........  2008      1.042          1.027               --
                                                          2007      1.066          1.042               --
                                                          2006      0.995          1.066               --
                                                          2005      1.000          0.995               --

  DWS Income Allocation Subaccount (Class B) (8/04).....  2006      1.003          1.014               --
                                                          2005      1.000          1.003               --

  DWS Index 500 Subaccount (Class B) (7/03).............  2005      1.000          1.017               --

  DWS International Select Equity Subaccount (Class B)
  (7/03)................................................  2008      1.536          1.476               --
                                                          2007      1.359          1.536               --
                                                          2006      1.117          1.359               --
                                                          2005      1.000          1.117               --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03)................................................  2008      1.186          1.135               --
                                                          2007      1.148          1.186               --
                                                          2006      1.093          1.148               --
                                                          2005      1.000          1.093               --

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03)................................................  2006      1.065          1.043               --
                                                          2005      1.000          1.065               --

  DWS Large Cap Core Subaccount (Class B) (12/04).......  2006      1.092          1.199               --
                                                          2005      1.000          1.092               --

  DWS Large Cap Value Subaccount (Class B) (7/03).......  2008      1.206          1.185               --
                                                          2007      1.099          1.206               --
                                                          2006      0.983          1.099               --
                                                          2005      1.000          0.983               --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03)................................................  2006      0.993          1.014               --
                                                          2005      1.000          0.993               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  DWS Mid Cap Growth Subaccount (Class B) (8/03)........  2008      1.250          1.172               --
                                                          2007      1.190          1.250               --
                                                          2006      1.107          1.190               --
                                                          2005      1.000          1.107               --

  DWS Moderate Allocation Subaccount (Class B) (8/04)...  2009      0.765          0.765               --
                                                          2008      1.128          0.765               --
                                                          2007      1.104          1.128               --
                                                          2006      1.023          1.104               --
                                                          2005      1.000          1.023               --

  DWS Money Market Subaccount (Class B) (7/03)..........  2008      1.030          1.031               --
                                                          2007      1.012          1.030               --
                                                          2006      0.998          1.012               --
                                                          2005      1.000          0.998               --

  DWS Oak Strategic Equity Subaccount (Class B) (7/03)..  2006      0.978          0.989               --
                                                          2005      1.000          0.978               --

  DWS Small Cap Growth Subaccount (Class B) (7/03)......  2008      1.087          0.944               --
                                                          2007      1.056          1.087               --
                                                          2006      1.035          1.056               --
                                                          2005      1.000          1.035               --

  DWS Strategic Income Subaccount (Class B) (6/03)......  2008      1.064          1.061               --
                                                          2007      1.041          1.064               --
                                                          2006      0.984          1.041               --
                                                          2005      1.000          0.984               --

  DWS Technology Subaccount (Class B) (7/03)............  2010      0.919          0.947               --
                                                          2009      0.591          0.919               --
                                                          2008      1.134          0.591               --
                                                          2007      1.024          1.134               --
                                                          2006      1.048          1.024               --
                                                          2005      1.000          1.048               --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03)................................................  2008      1.366          1.267               --
                                                          2007      1.122          1.366               --
                                                          2006      1.086          1.122               --
                                                          2005      1.000          1.086               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B) (4/08)
  *.....................................................  2010      1.088          1.226           96,603
                                                          2009      0.763          1.088               --
                                                          2008      1.029          0.763               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09)................................................  2010      0.935          1.033               --
                                                          2009      0.784          0.935               --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09)................................................  2010      0.932          1.047               --
                                                          2009      0.763          0.932               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09)................................................  2010      0.987          1.079               --
                                                          2009      0.840          0.987               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2010      0.872          1.043               --
                                                          2009      0.656          0.872               --
                                                          2008      1.046          0.656               --

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/08) *...........................................  2010      0.772          0.879               --
                                                          2009      0.671          0.772               --
                                                          2008      1.017          0.671               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      1.449          1.748               --
                                                          2009      0.880          1.449               --
                                                          2008      2.028          0.880               --
                                                          2007      1.622          2.028               --

  MIST MFS(R) Research International Subaccount (Class
  B) (4/08).............................................  2010      1.088          1.179               --
                                                          2009      0.850          1.088               --
                                                          2008      1.469          0.850               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08)................................................  2010      1.179          1.285               --
                                                          2009      0.913          1.179               --
                                                          2008      1.063          0.913               --

  MIST RCM Technology Subaccount (Class E) (5/10).......  2010      0.966          1.130               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class B)
  (4/08) *..............................................  2010      1.022          1.269               --
                                                          2009      0.722          1.022               --
                                                          2008      1.175          0.722               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08)................................................  2010      0.979          1.211               --
                                                          2009      0.684          0.979               --
                                                          2008      1.262          0.684               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08)................................................  2010      0.963          1.013               --
                                                          2009      0.907          0.963               --
                                                          2008      0.966          0.907               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08)................................................  2010      0.940          0.999               --
                                                          2009      0.825          0.940               --
                                                          2008      1.061          0.825               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08)................................................  2010      0.782          0.829               --
                                                          2009      0.724          0.782               --
                                                          2008      1.071          0.724               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08)................................................  2010      1.221          1.187               --
                                                          2009      1.251          1.221               --
                                                          2008      1.256          1.251               --

  MSF Davis Venture Value Subaccount (Class B) (4/08)...  2010      0.892          0.970               --
                                                          2009      0.697          0.892               --
                                                          2008      1.140          0.697               --

  MSF FI Value Leaders Subaccount (Class B) (4/08) *....  2010      0.854          0.950               --
                                                          2009      0.723          0.854               --
                                                          2008      1.122          0.723               --

  MSF MetLife Stock Index Subaccount (Class B) (4/08)...  2010      0.858          0.955               --
                                                          2009      0.700          0.858               --
                                                          2008      1.086          0.700               --

  MSF MFS(R) Total Return Subaccount (Class B) (4/06)...  2010      0.936          1.000          110,565
                                                          2009      0.813          0.936          110,574
                                                          2008      1.077          0.813          110,583
                                                          2007      1.063          1.077          110,592
                                                          2006      1.003          1.063               --

  MSF MFS(R) Value Subaccount (Class E) (4/08)..........  2010      0.961          1.040               --
                                                          2009      0.819          0.961               --
                                                          2008      1.183          0.819               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10)................................................  2010      1.063          1.141               --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/08).............................................  2010      0.884          1.004               --
                                                          2009      0.635          0.884               --
                                                          2008      1.050          0.635               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08).............................................  2010      0.832          1.090               --
                                                          2009      0.617          0.832               --
                                                          2008      0.946          0.617               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio was merged with and into Credit Suisse Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP -- Class B was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP -- Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class E and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGE

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND MERGER

The following former Underlying Fund was merged with and into the new Underlying Fund.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
DWS VARIABLE SERIES I                           DWS VARIABLE SERIES I
  DWS Health Care VIP                           DWS Capital Growth VIP

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-70-71-75

                             PIONEER ANNUISTAR PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2011


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").


This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     3

FEDERAL TAX CONSIDERATIONS..............................................     4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     7

CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Plus...............     9

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Plus.............   145

CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Reward..............   385

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2010............................            $ 76,372,503                           $0

2009............................            $114,483,902                           $0

2008............................            $134,250,501                           $0





REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2011, and may be indexed for inflation in years after 2010. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $49,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $11,500 in 2011 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2011 is $49,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $16,500 in 2011. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($16,500 in 2011).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by

Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.424          1.518                 --
                                                       2006      1.366          1.424            787,253
                                                       2005      1.280          1.366            807,056
                                                       2004      1.224          1.280            612,238
                                                       2003      1.000          1.224            105,411

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.716          1.695                 --
                                                       2007      1.597          1.716            553,782
                                                       2006      1.464          1.597            542,246
                                                       2005      1.388          1.464            876,160
                                                       2004      1.243          1.388            644,715
                                                       2003      1.000          1.243            139,942

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.228          1.456          1,607,970
                                                       2009      1.064          1.228          1,803,458
                                                       2008      1.485          1.064          2,060,106
                                                       2007      1.552          1.485          2,143,724
                                                       2006      1.348          1.552          2,301,091
                                                       2005      1.325          1.348          2,262,980
                                                       2004      1.215          1.325          1,814,737
                                                       2003      1.000          1.215            265,631

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.404          1.762            640,878
                                                       2009      0.995          1.404            931,058
                                                       2008      1.760          0.995            712,714
                                                       2007      1.609          1.760          1,012,918
                                                       2006      1.506          1.609            704,307
                                                       2005      1.462          1.506            726,758
                                                       2004      1.334          1.462            588,175
                                                       2003      1.000          1.334             47,466

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.806          1.925            947,057
                                                       2009      1.340          1.806          1,095,082
                                                       2008      2.287          1.340          1,288,407
                                                       2007      2.015          2.287          1,434,778
                                                       2006      1.687          2.015          1,459,522
                                                       2005      1.558          1.687          1,527,265
                                                       2004      1.337          1.558            940,538
                                                       2003      1.000          1.337            182,570

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.198          1.469            926,504
                                                       2009      0.908          1.198            977,548
                                                       2008      1.555          0.908          1,155,285
                                                       2007      1.616          1.555          1,321,138

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.050          1.158            392,605
                                                       2009      0.871          1.050            504,588
                                                       2008      1.362          0.871            481,115
                                                       2007      1.358          1.362            804,088

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.307          1.498            311,817
                                                       2009      1.028          1.307            347,212
                                                       2008      1.648          1.028            340,472
                                                       2007      1.722          1.648            347,575

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.200          1.257                 --
                                                       2006      1.035          1.200             27,416
                                                       2005      0.977          1.035              2,641

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.327          1.364                 --
                                                       2006      1.202          1.327            665,070
                                                       2005      1.188          1.202            601,352
                                                       2004      1.114          1.188            503,393
                                                       2003      1.000          1.114             84,268

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.576          1.630                 --
                                                       2006      1.447          1.576          1,288,670
                                                       2005      1.343          1.447          1,345,775
                                                       2004      1.255          1.343          1,028,360
                                                       2003      1.000          1.255            454,608

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.506          1.591          4,637,994

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.915          1.106          1,164,583
                                                       2009      0.681          0.915          1,410,554
                                                       2008      1.079          0.681          1,654,478

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.880          0.836                 --
                                                       2008      1.563          0.880            640,456
                                                       2007      1.499          1.563            727,992

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.693          1.855            995,566
                                                       2009      1.309          1.693          1,210,101
                                                       2008      2.310          1.309          1,266,452
                                                       2007      2.201          2.310             67,205

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.850          0.914          1,867,475
                                                       2009      0.601          0.850          1,990,724
                                                       2008      1.132          0.601          1,893,499
                                                       2007      1.007          1.132          2,200,804
                                                       2006      0.994          1.007          1,749,738

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.315          1.449          3,975,737
                                                       2009      1.076          1.315          3,529,247

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.080          1.270            612,051
                                                       2009      0.859          1.080            642,109

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.060          1.043          5,587,121
                                                       2009      1.074          1.060          6,098,592
                                                       2008      1.062          1.074          6,523,177
                                                       2007      1.028          1.062          3,332,432
                                                       2006      1.006          1.028          3,222,885

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.973          1.050            744,405
                                                       2009      0.837          0.973            854,064
                                                       2008      1.096          0.837            849,720
                                                       2007      1.116          1.096            712,498

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.882          1.006          1,039,092
                                                       2009      0.642          0.882          1,132,132
                                                       2008      1.098          0.642          1,117,678
                                                       2007      1.051          1.098          1,054,554
                                                       2006      0.996          1.051          1,062,073

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                 --
                                                       2005      0.987          0.998          3,371,576
                                                       2004      0.993          0.987          2,175,883
                                                       2003      1.000          0.993          1,310,823

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.331          1.391                 --
                                                       2005      1.291          1.331          1,202,517
                                                       2004      1.232          1.291            977,079
                                                       2003      1.000          1.232            129,937

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.850          2.014                 --
                                                       2005      1.650          1.850            462,868
                                                       2004      1.412          1.650            357,618
                                                       2003      1.000          1.412             74,860

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.022          1.060                 --
                                                       2006      1.008          1.022          1,632,476
                                                       2005      1.008          1.008          2,246,854
                                                       2004      0.995          1.008          1,261,234
                                                       2003      1.000          0.995            205,748

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.995          1.118                 --
                                                       2005      1.000          0.995             30,660
                                                       2004      1.025          1.000             31,257

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.163          1.236                 --
                                                       2005      1.140          1.163            753,340
                                                       2004      1.109          1.140            536,437
                                                       2003      1.000          1.109             63,211

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.226          1.314          2,223,383
                                                       2009      1.063          1.226          2,349,989
                                                       2008      1.091          1.063          2,636,593
                                                       2007      1.079          1.091          1,686,339

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.986          1.059          1,032,157
                                                       2009      0.867          0.986          1,121,183
                                                       2008      1.307          0.867          1,130,419
                                                       2007      1.249          1.307          1,336,345
                                                       2006      1.085          1.249          1,114,381
                                                       2005      0.986          1.085            204,925

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      3.116          3.541            423,735
                                                       2009      1.821          3.116            652,839
                                                       2008      4.443          1.821            675,821
                                                       2007      3.173          4.443            717,561
                                                       2006      2.381          3.173            508,661
                                                       2005      1.760          2.381            575,549
                                                       2004      1.509          1.760            267,349
                                                       2003      1.000          1.509             79,215

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.294          1.517          2,265,325
                                                       2009      1.156          1.294          1,866,028
                                                       2008      1.691          1.156          2,352,893
                                                       2007      1.711          1.691          2,284,303
                                                       2006      1.425          1.711          2,301,665
                                                       2005      1.373          1.425          1,564,052
                                                       2004      1.204          1.373          1,181,065
                                                       2003      1.000          1.204            299,031

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.247          1.372                 --
                                                       2006      1.064          1.247                237
                                                       2005      0.978          1.064              3,262

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.579          2.004                 --
                                                       2005      1.490          1.579            103,994
                                                       2004      1.282          1.490             35,157
                                                       2003      1.000          1.282             15,086

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.285          1.462          1,541,083
                                                       2009      1.046          1.285          1,591,645
                                                       2008      1.622          1.046          2,383,927
                                                       2007      1.574          1.622          2,436,268
                                                       2006      1.376          1.574          2,099,244
                                                       2005      1.321          1.376          1,699,179
                                                       2004      1.211          1.321          1,430,389
                                                       2003      1.000          1.211            359,649

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.742          0.740                 --
                                                       2008      1.149          0.742            675,547
                                                       2007      1.145          1.149            799,868
                                                       2006      1.039          1.145            770,924
                                                       2005      0.996          1.039            424,905

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.341          1.437                 --
                                                       2009      0.852          1.341          3,645,973
                                                       2008      1.347          0.852          3,496,517
                                                       2007      1.298          1.347          4,157,348
                                                       2006      1.220          1.298          5,501,224
                                                       2005      1.220          1.220          5,408,568
                                                       2004      1.151          1.220          3,872,083
                                                       2003      1.000          1.151          1,442,853

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.746          0.714                 --
                                                       2008      1.261          0.746            992,279
                                                       2007      1.219          1.261            926,953
                                                       2006      1.084          1.219            624,147
                                                       2005      1.003          1.084             24,646

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      1.020          1.150          7,392,952
                                                       2009      0.782          1.020         10,001,591
                                                       2008      1.225          0.782          9,454,379
                                                       2007      1.178          1.225          9,482,749
                                                       2006      1.064          1.178          8,057,740
                                                       2005      0.983          1.064            774,132

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.037          1.162          2,815,655
                                                       2009      0.803          1.037          3,514,179
                                                       2008      1.185          0.803          3,257,139
                                                       2007      1.141          1.185          5,095,126
                                                       2006      1.049          1.141          3,302,385
                                                       2005      0.992          1.049            485,158

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.694          0.730                 --
                                                       2008      1.384          0.694            293,642
                                                       2007      1.311          1.384            409,758
                                                       2006      1.223          1.311            256,124
                                                       2005      1.205          1.223            399,679
                                                       2004      1.153          1.205            451,588
                                                       2003      1.000          1.153            207,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.229          1.123                 --
                                                       2008      2.280          1.229            361,746
                                                       2007      2.048          2.280            822,295
                                                       2006      1.699          2.048            875,229
                                                       2005      1.500          1.699            238,550
                                                       2004      1.288          1.500            147,231
                                                       2003      1.000          1.288             15,484

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.536          1.780          1,320,447
                                                       2009      1.247          1.536          1,411,722
                                                       2008      1.915          1.247          1,617,083
                                                       2007      1.849          1.915          1,809,615
                                                       2006      1.675          1.849          1,762,922
                                                       2005      1.583          1.675          1,589,232
                                                       2004      1.322          1.583          1,276,978
                                                       2003      1.000          1.322            379,513

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.758          0.780                 --
                                                       2008      1.250          0.758            973,513
                                                       2007      1.176          1.250            615,178
                                                       2006      1.164          1.176            547,763
                                                       2005      1.094          1.164            453,749
                                                       2004      1.028          1.094            163,222

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.584          2.002          1,040,392
                                                       2009      1.225          1.584            773,641
                                                       2008      2.021          1.225          1,196,569
                                                       2007      2.541          2.021            951,568
                                                       2006      1.894          2.541          1,380,663
                                                       2005      1.677          1.894          1,203,780
                                                       2004      1.260          1.677            993,392
                                                       2003      1.000          1.260            132,684

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.169          1.381                 --
                                                       2006      1.103          1.169            112,696
                                                       2005      1.072          1.103            305,991
                                                       2004      1.061          1.072            290,662

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.086          1.036                 --
                                                       2008      1.784          1.086            660,933
                                                       2007      1.955          1.784            781,263
                                                       2006      1.743          1.955            800,811
                                                       2005      1.595          1.743            822,610
                                                       2004      1.353          1.595            646,985
                                                       2003      1.000          1.353            302,247

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.428          1.516                 --
                                                       2005      1.429          1.428             88,448
                                                       2004      1.284          1.429             64,728
                                                       2003      1.000          1.284             14,393

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.122          1.186                 --
                                                       2008      1.292          1.122          2,920,242
                                                       2007      1.238          1.292          3,475,479
                                                       2006      1.185          1.238          3,169,392
                                                       2005      1.176          1.185          2,665,659
                                                       2004      1.088          1.176          1,486,400
                                                       2003      1.000          1.088            351,519

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.518          1.518                 --
                                                       2006      1.342          1.518            361,418
                                                       2005      1.304          1.342            406,893
                                                       2004      1.190          1.304            226,750
                                                       2003      1.000          1.190              7,885




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.422          1.515               --
                                                       2006      1.364          1.422           18,207
                                                       2005      1.278          1.364           23,303
                                                       2004      1.224          1.278           25,524
                                                       2003      1.000          1.224               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.712          1.691               --
                                                       2007      1.594          1.712           33,304
                                                       2006      1.462          1.594           50,642
                                                       2005      1.387          1.462           53,828
                                                       2004      1.243          1.387           57,583
                                                       2003      1.000          1.243               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.224          1.450           18,341
                                                       2009      1.061          1.224           20,642
                                                       2008      1.481          1.061           27,260
                                                       2007      1.549          1.481           59,809
                                                       2006      1.346          1.549           69,139
                                                       2005      1.324          1.346           39,878
                                                       2004      1.214          1.324           38,579
                                                       2003      1.000          1.214               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.400          1.755           27,201
                                                       2009      0.992          1.400           31,064
                                                       2008      1.756          0.992           33,690
                                                       2007      1.606          1.756           49,207
                                                       2006      1.504          1.606           52,914
                                                       2005      1.460          1.504           53,958
                                                       2004      1.333          1.460           56,976
                                                       2003      1.000          1.333               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.800          1.917              987
                                                       2009      1.336          1.800            1,510
                                                       2008      2.281          1.336            9,765
                                                       2007      2.011          2.281           27,581
                                                       2006      1.685          2.011           40,952
                                                       2005      1.556          1.685           36,787
                                                       2004      1.336          1.556           42,048
                                                       2003      1.000          1.336               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.194          1.464            6,187
                                                       2009      0.906          1.194            6,165
                                                       2008      1.551          0.906           13,135
                                                       2007      1.612          1.551            8,094

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.047          1.153            5,882
                                                       2009      0.869          1.047            5,902
                                                       2008      1.359          0.869            7,477
                                                       2007      1.356          1.359           52,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.302          1.492            9,080
                                                       2009      1.025          1.302           13,063
                                                       2008      1.644          1.025            3,191
                                                       2007      1.718          1.644            3,196

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.199          1.256               --
                                                       2006      1.035          1.199               --
                                                       2005      0.976          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.361               --
                                                       2006      1.201          1.325           53,215
                                                       2005      1.187          1.201           27,010
                                                       2004      1.113          1.187           33,077
                                                       2003      1.000          1.113            6,338

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.573          1.627               --
                                                       2006      1.445          1.573            7,605
                                                       2005      1.341          1.445            7,530
                                                       2004      1.255          1.341            6,964
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.501          1.585           55,333

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.913          1.103           53,698
                                                       2009      0.680          0.913           55,873
                                                       2008      1.077          0.680           70,366

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.878          0.833               --
                                                       2008      1.560          0.878            7,544
                                                       2007      1.496          1.560           11,730

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.687          1.847           36,846
                                                       2009      1.305          1.687           34,464
                                                       2008      2.305          1.305           34,716
                                                       2007      2.197          2.305               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.848          0.912           21,838
                                                       2009      0.601          0.848           28,698
                                                       2008      1.131          0.601           42,720
                                                       2007      1.007          1.131          102,727
                                                       2006      0.994          1.007          125,771

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.311          1.443          178,038
                                                       2009      1.073          1.311          180,500

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.076          1.265            1,105
                                                       2009      0.857          1.076            1,538

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.057          1.038           33,546
                                                       2009      1.071          1.057           27,446
                                                       2008      1.059          1.071           21,460
                                                       2007      1.026          1.059          100,284
                                                       2006      1.005          1.026           83,497

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.971          1.048           14,956
                                                       2009      0.835          0.971           36,117
                                                       2008      1.095          0.835           21,253
                                                       2007      1.115          1.095            9,667

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.881          1.003           65,345
                                                       2009      0.641          0.881           73,125
                                                       2008      1.098          0.641           51,946
                                                       2007      1.051          1.098           78,291
                                                       2006      0.996          1.051           98,374

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.329          1.389               --
                                                       2005      1.290          1.329           60,268
                                                       2004      1.231          1.290           55,217
                                                       2003      1.000          1.231               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.848          2.010               --
                                                       2005      1.649          1.848           51,328
                                                       2004      1.411          1.649           51,797
                                                       2003      1.000          1.411               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.020          1.058               --
                                                       2006      1.007          1.020           11,563
                                                       2005      1.007          1.007          118,724
                                                       2004      0.994          1.007          122,795
                                                       2003      1.000          0.994               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.117               --
                                                       2005      1.000          0.994           15,081
                                                       2004      1.025          1.000           14,456

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.161          1.234               --
                                                       2005      1.139          1.161           27,647
                                                       2004      1.109          1.139           27,650
                                                       2003      1.000          1.109               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.225          1.311           20,800
                                                       2009      1.063          1.225           34,898
                                                       2008      1.091          1.063           10,384
                                                       2007      1.079          1.091            4,305

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.984          1.056              922
                                                       2009      0.865          0.984           22,442
                                                       2008      1.305          0.865            1,353
                                                       2007      1.248          1.305            1,359
                                                       2006      1.084          1.248            1,396
                                                       2005      0.986          1.084            1,428

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      3.105          3.528           16,802
                                                       2009      1.816          3.105           16,579
                                                       2008      4.432          1.816           17,082
                                                       2007      3.167          4.432           42,086
                                                       2006      2.378          3.167           46,947
                                                       2005      1.759          2.378           36,145
                                                       2004      1.508          1.759           30,854
                                                       2003      1.000          1.508               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.290          1.511           28,258
                                                       2009      1.152          1.290           35,075
                                                       2008      1.687          1.152           69,232
                                                       2007      1.707          1.687          154,357
                                                       2006      1.423          1.707          160,395
                                                       2005      1.372          1.423          141,886
                                                       2004      1.203          1.372          137,696
                                                       2003      1.000          1.203               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.246          1.370               --
                                                       2006      1.063          1.246              690
                                                       2005      0.978          1.063              725

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.577          2.000               --
                                                       2005      1.488          1.577           46,500
                                                       2004      1.281          1.488           48,358
                                                       2003      1.000          1.281               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.281          1.456           94,319
                                                       2009      1.043          1.281          104,214
                                                       2008      1.618          1.043          174,721
                                                       2007      1.571          1.618          249,920
                                                       2006      1.374          1.571          277,949
                                                       2005      1.320          1.374          278,498
                                                       2004      1.211          1.320          316,944
                                                       2003      1.000          1.211           19,153

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.741          0.739               --
                                                       2008      1.148          0.741           24,093
                                                       2007      1.144          1.148              740
                                                       2006      1.039          1.144              759
                                                       2005      0.996          1.039              750

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.337          1.432               --
                                                       2009      0.850          1.337           19,357
                                                       2008      1.344          0.850           23,949
                                                       2007      1.295          1.344           80,858
                                                       2006      1.218          1.295           91,419
                                                       2005      1.219          1.218           34,355
                                                       2004      1.151          1.219           36,953
                                                       2003      1.000          1.151               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.745          0.712               --
                                                       2008      1.259          0.745          179,685
                                                       2007      1.218          1.259          179,721
                                                       2006      1.083          1.218           95,854
                                                       2005      1.003          1.083               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      1.017          1.147          179,402
                                                       2009      0.780          1.017          179,521
                                                       2008      1.223          0.780            9,358
                                                       2007      1.177          1.223           36,786
                                                       2006      1.063          1.177           36,852
                                                       2005      0.983          1.063           36,916

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.035          1.159          238,696
                                                       2009      0.801          1.035          232,341
                                                       2008      1.184          0.801          197,971
                                                       2007      1.140          1.184          202,041
                                                       2006      1.049          1.140          209,284
                                                       2005      0.992          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.692          0.728               --
                                                       2008      1.381          0.692           27,780
                                                       2007      1.308          1.381           44,355
                                                       2006      1.221          1.308           45,692
                                                       2005      1.204          1.221           54,628
                                                       2004      1.152          1.204           52,133
                                                       2003      1.000          1.152               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.226          1.120               --
                                                       2008      2.274          1.226           45,621
                                                       2007      2.044          2.274           61,688
                                                       2006      1.697          2.044           63,076
                                                       2005      1.499          1.697               --
                                                       2004      1.288          1.499               --
                                                       2003      1.000          1.288               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.531          1.773           43,003
                                                       2009      1.244          1.531           48,998
                                                       2008      1.911          1.244           92,836
                                                       2007      1.846          1.911          129,769
                                                       2006      1.673          1.846          132,285
                                                       2005      1.582          1.673          120,921
                                                       2004      1.322          1.582          122,363
                                                       2003      1.000          1.322           22,818

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.756          0.778               --
                                                       2008      1.248          0.756           30,381
                                                       2007      1.174          1.248           30,248
                                                       2006      1.163          1.174           29,887
                                                       2005      1.094          1.163            1,192
                                                       2004      1.028          1.094               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.579          1.994           21,420
                                                       2009      1.221          1.579           21,948
                                                       2008      2.016          1.221           29,116
                                                       2007      2.536          2.016           55,366
                                                       2006      1.891          2.536           68,541
                                                       2005      1.675          1.891           38,753
                                                       2004      1.259          1.675           35,600
                                                       2003      1.000          1.259            5,553

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.378               --
                                                       2006      1.102          1.168           13,880
                                                       2005      1.072          1.102               --
                                                       2004      1.061          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.083          1.032               --
                                                       2008      1.780          1.083           48,013
                                                       2007      1.952          1.780           63,726
                                                       2006      1.740          1.952           77,871
                                                       2005      1.594          1.740           47,391
                                                       2004      1.353          1.594           50,819
                                                       2003      1.000          1.353            8,633

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514               --
                                                       2005      1.428          1.426           24,396
                                                       2004      1.283          1.428           27,133
                                                       2003      1.000          1.283               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.118          1.182               --
                                                       2008      1.289          1.118          167,014
                                                       2007      1.236          1.289           96,345
                                                       2006      1.184          1.236          109,892
                                                       2005      1.175          1.184           96,801
                                                       2004      1.088          1.175           80,358
                                                       2003      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.515          1.514               --
                                                       2006      1.340          1.515           10,820
                                                       2005      1.303          1.340           11,860
                                                       2004      1.190          1.303           14,367
                                                       2003      1.000          1.190            5,983




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.337          1.424                --
                                                       2006      1.284          1.337           234,091
                                                       2005      1.204          1.284             1,955
                                                       2004      1.152          1.204                --
                                                       2003      1.000          1.152                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.550          1.530                --
                                                       2007      1.444          1.550            28,124
                                                       2006      1.325          1.444            28,289
                                                       2005      1.257          1.325             1,829
                                                       2004      1.127          1.257                --
                                                       2003      1.004          1.127                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.157          1.371           245,469
                                                       2009      1.004          1.157           287,531
                                                       2008      1.402          1.004           318,438
                                                       2007      1.467          1.402           348,129
                                                       2006      1.276          1.467           300,256
                                                       2005      1.256          1.276            10,496
                                                       2004      1.152          1.256                --
                                                       2003      1.000          1.152                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.281          1.606            76,607
                                                       2009      0.908          1.281            89,641
                                                       2008      1.608          0.908            76,528
                                                       2007      1.472          1.608            79,056
                                                       2006      1.379          1.472            96,327
                                                       2005      1.340          1.379             6,050
                                                       2004      1.224          1.340                --
                                                       2003      1.000          1.224                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.635          1.741           241,331
                                                       2009      1.215          1.635           254,431
                                                       2008      2.074          1.215           248,667
                                                       2007      1.829          2.074           321,873
                                                       2006      1.534          1.829           310,295
                                                       2005      1.417          1.534             8,460
                                                       2004      1.217          1.417                --
                                                       2003      1.000          1.217                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.092          1.337           104,456
                                                       2009      0.828          1.092           108,124
                                                       2008      1.420          0.828           130,991
                                                       2007      1.476          1.420           260,391

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.988          1.088             6,235
                                                       2009      0.821          0.988            16,839
                                                       2008      1.285          0.821            98,121
                                                       2007      1.282          1.285           100,326

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.175          1.346            23,302
                                                       2009      0.925          1.175            24,056
                                                       2008      1.485          0.925            26,190
                                                       2007      1.553          1.485           156,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.198          1.254                --
                                                       2006      1.035          1.198           202,269
                                                       2005      0.976          1.035                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.253          1.287                --
                                                       2006      1.136          1.253            18,264
                                                       2005      1.124          1.136             6,758
                                                       2004      1.054          1.124                --
                                                       2003      1.000          1.054                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.440          1.489                --
                                                       2006      1.324          1.440           203,748
                                                       2005      1.229          1.324            13,923
                                                       2004      1.151          1.229                --
                                                       2003      1.000          1.151                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.496          1.579            47,079

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.911          1.100            76,744
                                                       2009      0.678          0.911            89,891
                                                       2008      1.075          0.678           121,130

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.825          0.783                --
                                                       2008      1.466          0.825            94,781
                                                       2007      1.406          1.466           244,979

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.541          1.686            30,720
                                                       2009      1.193          1.541            41,457
                                                       2008      2.107          1.193            20,278
                                                       2007      2.009          2.107               516

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.847          0.910           288,192
                                                       2009      0.600          0.847           322,673
                                                       2008      1.130          0.600           303,219
                                                       2007      1.007          1.130           345,791
                                                       2006      0.994          1.007           336,725

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.307          1.438           286,931
                                                       2009      1.070          1.307           149,727

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.011          1.187            94,699
                                                       2009      0.805          1.011            96,412

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.055          1.036           678,570
                                                       2009      1.069          1.055           784,752
                                                       2008      1.059          1.069           631,296
                                                       2007      1.026          1.059           490,084
                                                       2006      1.005          1.026           470,063

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.969          1.045            58,227
                                                       2009      0.834          0.969            58,157
                                                       2008      1.094          0.834            27,662
                                                       2007      1.114          1.094            24,400

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.879          1.001           148,074
                                                       2009      0.640          0.879           155,491
                                                       2008      1.097          0.640           142,258
                                                       2007      1.050          1.097           303,343
                                                       2006      0.996          1.050           268,291

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005                --
                                                       2005      0.986          0.997            17,086
                                                       2004      0.994          0.986                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.244          1.299                --
                                                       2005      1.207          1.244            26,392
                                                       2004      1.153          1.207                --
                                                       2003      1.000          1.153                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.659          1.804                --
                                                       2005      1.481          1.659            23,249
                                                       2004      1.268          1.481                --
                                                       2003      1.000          1.268                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.009          1.045                --
                                                       2006      0.995          1.009            18,690
                                                       2005      0.996          0.995             8,356
                                                       2004      0.984          0.996                --
                                                       2003      1.000          0.984                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.115                --
                                                       2005      1.000          0.994               336
                                                       2004      1.024          1.000                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.095          1.162                --
                                                       2005      1.074          1.095             4,284
                                                       2004      1.046          1.074                --
                                                       2003      1.000          1.046                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.224          1.309           207,883
                                                       2009      1.062          1.224            49,847
                                                       2008      1.091          1.062            52,355
                                                       2007      1.079          1.091            17,902

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.981          1.053           108,327
                                                       2009      0.863          0.981           233,168
                                                       2008      1.303          0.863           225,447
                                                       2007      1.247          1.303           225,978
                                                       2006      1.084          1.247           108,993
                                                       2005      0.986          1.084            36,305

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      2.823          3.206            38,813
                                                       2009      1.652          2.823            47,958
                                                       2008      4.034          1.652            48,134
                                                       2007      2.884          4.034            58,009
                                                       2006      2.167          2.884            33,649
                                                       2005      1.603          2.167            11,279
                                                       2004      1.375          1.603                --
                                                       2003      1.000          1.375                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.190          1.393            59,089
                                                       2009      1.064          1.190            59,703
                                                       2008      1.558          1.064            38,810
                                                       2007      1.578          1.558            59,449
                                                       2006      1.315          1.578            28,582
                                                       2005      1.269          1.315            15,684
                                                       2004      1.114          1.269                --
                                                       2003      1.000          1.114                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.245          1.368                --
                                                       2006      1.063          1.245             1,540
                                                       2005      0.978          1.063                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.469          1.863                --
                                                       2005      1.387          1.469                --
                                                       2004      1.195          1.387                --
                                                       2003      0.990          1.195                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.195          1.358            82,194
                                                       2009      0.974          1.195           102,006
                                                       2008      1.511          0.974           101,742
                                                       2007      1.468          1.511           135,885
                                                       2006      1.285          1.468            29,543
                                                       2005      1.235          1.285             2,974
                                                       2004      1.133          1.235                --
                                                       2003      1.000          1.133                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.740          0.737                --
                                                       2008      1.146          0.740           115,250
                                                       2007      1.143          1.146           123,198
                                                       2006      1.039          1.143           128,463
                                                       2005      0.996          1.039            16,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.254          1.343                --
                                                       2009      0.798          1.254            28,977
                                                       2008      1.262          0.798            14,471
                                                       2007      1.217          1.262            31,380
                                                       2006      1.145          1.217            48,781
                                                       2005      1.146          1.145            22,845
                                                       2004      1.083          1.146                --
                                                       2003      1.000          1.083                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.743          0.711                --
                                                       2008      1.257          0.743           199,365
                                                       2007      1.217          1.257           282,159
                                                       2006      1.083          1.217           300,634
                                                       2005      1.003          1.083            53,246

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      1.015          1.144           654,301
                                                       2009      0.779          1.015           804,301
                                                       2008      1.222          0.779           770,847
                                                       2007      1.176          1.222           856,805
                                                       2006      1.063          1.176           922,490
                                                       2005      0.983          1.063           195,270

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.032          1.155         1,815,354
                                                       2009      0.800          1.032         2,037,841
                                                       2008      1.182          0.800         2,021,598
                                                       2007      1.139          1.182         2,233,778
                                                       2006      1.048          1.139         1,302,076
                                                       2005      0.992          1.048           236,206

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.652          0.685                --
                                                       2008      1.301          0.652            43,672
                                                       2007      1.233          1.301           202,289
                                                       2006      1.152          1.233           202,744
                                                       2005      1.136          1.152                --
                                                       2004      1.088          1.136                --
                                                       2003      1.000          1.088                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.139          1.040                --
                                                       2008      2.114          1.139            29,087
                                                       2007      1.901          2.114            84,997
                                                       2006      1.579          1.901            85,443
                                                       2005      1.396          1.579             2,956
                                                       2004      1.200          1.396                --
                                                       2003      0.996          1.200                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.389          1.608            32,235
                                                       2009      1.129          1.389            27,328
                                                       2008      1.735          1.129            76,568
                                                       2007      1.677          1.735            43,555
                                                       2006      1.521          1.677            33,190
                                                       2005      1.438          1.521            16,241
                                                       2004      1.203          1.438                --
                                                       2003      1.000          1.203                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.754          0.776                --
                                                       2008      1.245          0.754            51,378
                                                       2007      1.173          1.245            53,877
                                                       2006      1.162          1.173            47,899
                                                       2005      1.093          1.162             9,497
                                                       2004      1.028          1.093                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.516          1.914            29,613
                                                       2009      1.174          1.516            27,792
                                                       2008      1.938          1.174            42,970
                                                       2007      2.440          1.938            58,093
                                                       2006      1.820          2.440            17,966
                                                       2005      1.613          1.820            11,105
                                                       2004      1.213          1.613                --
                                                       2003      1.000          1.213                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.376                --
                                                       2006      1.101          1.166            17,599
                                                       2005      1.072          1.101            15,215
                                                       2004      1.061          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.966          0.921                --
                                                       2008      1.589          0.966           180,059
                                                       2007      1.743          1.589           158,177
                                                       2006      1.555          1.743           163,412
                                                       2005      1.425          1.555            31,310
                                                       2004      1.210          1.425                --
                                                       2003      1.000          1.210                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.304          1.384                --
                                                       2005      1.307          1.304                --
                                                       2004      1.175          1.307                --
                                                       2003      1.000          1.175                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.073          1.134                --
                                                       2008      1.237          1.073           156,467
                                                       2007      1.187          1.237           117,535
                                                       2006      1.138          1.187            87,342
                                                       2005      1.130          1.138            26,269
                                                       2004      1.046          1.130                --
                                                       2003      1.000          1.046                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.425          1.424                --
                                                       2006      1.261          1.425            93,398
                                                       2005      1.227          1.261            43,710
                                                       2004      1.121          1.227                --
                                                       2003      0.993          1.121                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.414          1.506                --
                                                       2006      1.359          1.414           327,497
                                                       2005      1.275          1.359           361,520
                                                       2004      1.222          1.275           282,277
                                                       2003      1.000          1.222            89,198

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.700          1.678                --
                                                       2007      1.586          1.700           164,740
                                                       2006      1.456          1.586           186,705
                                                       2005      1.383          1.456           230,169
                                                       2004      1.241          1.383           203,216
                                                       2003      1.000          1.241            66,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.211          1.434           756,580
                                                       2009      1.052          1.211           824,397
                                                       2008      1.471          1.052           978,618
                                                       2007      1.541          1.471         1,070,892
                                                       2006      1.341          1.541         1,145,616
                                                       2005      1.321          1.341         1,064,298
                                                       2004      1.213          1.321           785,302
                                                       2003      1.000          1.213           167,501

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.386          1.735           376,756
                                                       2009      0.984          1.386           416,354
                                                       2008      1.743          0.984           316,065
                                                       2007      1.598          1.743           349,576
                                                       2006      1.498          1.598           351,383
                                                       2005      1.457          1.498           361,523
                                                       2004      1.332          1.457           306,613
                                                       2003      1.000          1.332            39,038

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.782          1.895           771,223
                                                       2009      1.325          1.782           611,549
                                                       2008      2.266          1.325           683,896
                                                       2007      2.000          2.266           750,294
                                                       2006      1.678          2.000           719,754
                                                       2005      1.553          1.678           597,349
                                                       2004      1.335          1.553           446,903
                                                       2003      1.000          1.335            49,584

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.183          1.447           318,358
                                                       2009      0.898          1.183           567,575
                                                       2008      1.540          0.898           568,326
                                                       2007      1.603          1.540           638,874

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.036          1.140            98,536
                                                       2009      0.861          1.036           106,270
                                                       2008      1.350          0.861           140,490
                                                       2007      1.348          1.350           167,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.289          1.475            24,528
                                                       2009      1.016          1.289            77,694
                                                       2008      1.633          1.016            84,840
                                                       2007      1.708          1.633           102,357

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.196          1.252                --
                                                       2006      1.034          1.196           104,615
                                                       2005      0.976          1.034                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.317          1.353                --
                                                       2006      1.196          1.317           180,745
                                                       2005      1.184          1.196           148,382
                                                       2004      1.112          1.184           251,830
                                                       2003      1.000          1.112           160,347

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.564          1.617                --
                                                       2006      1.440          1.564           666,433
                                                       2005      1.338          1.440           538,778
                                                       2004      1.254          1.338           502,512
                                                       2003      1.000          1.254            67,961

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.486          1.567         1,050,209

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.907          1.093           705,602
                                                       2009      0.676          0.907           708,664
                                                       2008      1.072          0.676           773,187

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.870          0.826                --
                                                       2008      1.549          0.870           293,601
                                                       2007      1.487          1.549           319,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.671          1.826           283,229
                                                       2009      1.294          1.671           291,236
                                                       2008      2.289          1.294           351,642
                                                       2007      2.184          2.289            13,979

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.843          0.905           409,823
                                                       2009      0.598          0.843           417,458
                                                       2008      1.128          0.598           480,193
                                                       2007      1.006          1.128           486,031
                                                       2006      0.994          1.006           542,294

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.298          1.427         1,149,453
                                                       2009      1.064          1.298         1,372,955

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.066          1.251           300,125
                                                       2009      0.849          1.066           375,109

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.046          1.027         1,614,808
                                                       2009      1.062          1.046         2,112,368
                                                       2008      1.052          1.062         2,195,577
                                                       2007      1.021          1.052         2,971,678
                                                       2006      1.000          1.021           615,879

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.966          1.041           395,524
                                                       2009      0.832          0.966           471,387
                                                       2008      1.092          0.832           325,782
                                                       2007      1.113          1.092           379,953

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.876          0.996           389,922
                                                       2009      0.639          0.876           444,525
                                                       2008      1.095          0.639           460,256
                                                       2007      1.050          1.095           540,380
                                                       2006      0.996          1.050           564,307

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           972,281
                                                       2004      0.992          0.983           952,069
                                                       2003      1.000          0.992            45,977

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.324          1.383                --
                                                       2005      1.287          1.324           387,799
                                                       2004      1.230          1.287           306,622
                                                       2003      1.000          1.230           122,370

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.841          2.002                --
                                                       2005      1.645          1.841           280,567
                                                       2004      1.410          1.645           202,052
                                                       2003      1.000          1.410            88,681

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.015          1.050                --
                                                       2006      1.003          1.015         1,592,557
                                                       2005      1.004          1.003         1,712,551
                                                       2004      0.993          1.004         1,096,034
                                                       2003      1.000          0.993           227,042

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.992          1.112                --
                                                       2005      0.999          0.992            85,470
                                                       2004      1.024          0.999            75,857

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.157          1.227                --
                                                       2005      1.137          1.157           932,722
                                                       2004      1.108          1.137           544,931
                                                       2003      1.000          1.108            82,628

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.221          1.305         1,053,803
                                                       2009      1.061          1.221         1,187,568
                                                       2008      1.091          1.061         1,576,090
                                                       2007      1.079          1.091         1,565,840

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.977          1.047           522,259
                                                       2009      0.860          0.977           679,881
                                                       2008      1.299          0.860           664,992
                                                       2007      1.245          1.299           733,448
                                                       2006      1.083          1.245           494,856
                                                       2005      0.986          1.083            94,811

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      3.075          3.488           243,922
                                                       2009      1.801          3.075           267,340
                                                       2008      4.402          1.801           345,283
                                                       2007      3.149          4.402           438,934
                                                       2006      2.369          3.149           414,667
                                                       2005      1.754          2.369           276,538
                                                       2004      1.507          1.754           179,124
                                                       2003      1.000          1.507             8,128

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.277          1.494           700,827
                                                       2009      1.143          1.277           742,961
                                                       2008      1.675          1.143           893,558
                                                       2007      1.698          1.675           971,957
                                                       2006      1.417          1.698         1,067,144
                                                       2005      1.369          1.417         1,008,460
                                                       2004      1.202          1.369           838,307
                                                       2003      1.000          1.202           198,090

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.243          1.364                --
                                                       2006      1.062          1.243            22,701
                                                       2005      0.978          1.062             2,020

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.571          1.990                --
                                                       2005      1.485          1.571             4,135
                                                       2004      1.280          1.485                --
                                                       2003      1.000          1.280                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.268          1.440           604,327
                                                       2009      1.035          1.268           710,132
                                                       2008      1.606          1.035           853,371
                                                       2007      1.563          1.606         1,097,326
                                                       2006      1.369          1.563           802,207
                                                       2005      1.317          1.369           843,294
                                                       2004      1.210          1.317           580,540
                                                       2003      1.000          1.210           238,151

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.737          0.734                --
                                                       2008      1.143          0.737           336,847
                                                       2007      1.141          1.143           551,469
                                                       2006      1.038          1.141           403,249
                                                       2005      0.996          1.038           197,578

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.323          1.417                --
                                                       2009      0.843          1.323           728,296
                                                       2008      1.335          0.843           575,298
                                                       2007      1.288          1.335           891,816
                                                       2006      1.213          1.288         1,120,451
                                                       2005      1.216          1.213         1,842,181
                                                       2004      1.150          1.216         3,105,686
                                                       2003      1.000          1.150         2,100,182

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.741          0.708                --
                                                       2008      1.254          0.741            49,681
                                                       2007      1.215          1.254           206,426
                                                       2006      1.082          1.215           205,926
                                                       2005      1.003          1.082             5,110

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      1.010          1.137         2,305,243
                                                       2009      0.776          1.010         2,370,228
                                                       2008      1.218          0.776         2,468,934
                                                       2007      1.174          1.218         2,094,299
                                                       2006      1.062          1.174         1,633,294
                                                       2005      0.983          1.062           103,266

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.028          1.149         2,211,343
                                                       2009      0.797          1.028         2,250,870
                                                       2008      1.179          0.797         2,664,654
                                                       2007      1.137          1.179         2,421,606
                                                       2006      1.047          1.137         2,309,838
                                                       2005      0.992          1.047           848,643

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.686          0.721                --
                                                       2008      1.371          0.686           188,327
                                                       2007      1.301          1.371           135,467
                                                       2006      1.216          1.301           146,684
                                                       2005      1.201          1.216           128,424
                                                       2004      1.151          1.201           162,070
                                                       2003      1.000          1.151            40,133

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.216          1.110                --
                                                       2008      2.258          1.216           168,499
                                                       2007      2.033          2.258           198,016
                                                       2006      1.690          2.033           219,305
                                                       2005      1.495          1.690            80,209
                                                       2004      1.287          1.495            35,270
                                                       2003      1.000          1.287            12,714

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.516          1.753           327,642
                                                       2009      1.233          1.516           349,051
                                                       2008      1.897          1.233           471,036
                                                       2007      1.836          1.897           726,840
                                                       2006      1.666          1.836           840,461
                                                       2005      1.578          1.666           791,734
                                                       2004      1.321          1.578           630,601
                                                       2003      1.000          1.321           110,132

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.751          0.772                --
                                                       2008      1.241          0.751           429,533
                                                       2007      1.170          1.241           454,023
                                                       2006      1.160          1.170           622,217
                                                       2005      1.092          1.160           463,167
                                                       2004      1.028          1.092           336,722

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.563          1.972           239,153
                                                       2009      1.211          1.563           239,532
                                                       2008      2.002          1.211           312,925
                                                       2007      2.523          2.002           370,138
                                                       2006      1.884          2.523           388,472
                                                       2005      1.671          1.884           320,451
                                                       2004      1.258          1.671           192,854
                                                       2003      1.000          1.258            50,693

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.371                --
                                                       2006      1.099          1.163           199,644
                                                       2005      1.071          1.099           136,830
                                                       2004      1.061          1.071           106,006

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.073          1.023                --
                                                       2008      1.768          1.073           262,734
                                                       2007      1.941          1.768           471,484
                                                       2006      1.733          1.941           417,892
                                                       2005      1.590          1.733           291,971
                                                       2004      1.352          1.590           215,148
                                                       2003      1.000          1.352            37,413

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.421          1.507                --
                                                       2005      1.424          1.421            85,470
                                                       2004      1.282          1.424            69,632
                                                       2003      1.000          1.282             9,513

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.109          1.172                --
                                                       2008      1.280          1.109           951,420
                                                       2007      1.229          1.280         1,028,154
                                                       2006      1.179          1.229         1,042,509
                                                       2005      1.172          1.179         1,063,125
                                                       2004      1.087          1.172           860,397
                                                       2003      1.000          1.087           245,507

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.507          1.504                --
                                                       2006      1.335          1.507           432,967
                                                       2005      1.299          1.335           396,941
                                                       2004      1.189          1.299           268,732
                                                       2003      1.000          1.189            47,193




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.411          1.502                 --
                                                       2006      1.357          1.411          2,055,041
                                                       2005      1.274          1.357          2,224,026
                                                       2004      1.222          1.274          1,379,043
                                                       2003      1.000          1.222            457,651

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.696          1.674                 --
                                                       2007      1.583          1.696            516,627
                                                       2006      1.454          1.583            628,478
                                                       2005      1.382          1.454            691,370
                                                       2004      1.241          1.382            698,870
                                                       2003      1.000          1.241            262,226

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.207          1.428          2,002,862
                                                       2009      1.049          1.207          2,180,341
                                                       2008      1.467          1.049          2,524,197
                                                       2007      1.538          1.467          3,244,636
                                                       2006      1.339          1.538          3,888,300
                                                       2005      1.320          1.339          4,156,560
                                                       2004      1.213          1.320          3,040,138
                                                       2003      1.000          1.213            659,510

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.381          1.728          1,281,787
                                                       2009      0.981          1.381          1,537,321
                                                       2008      1.739          0.981          1,275,524
                                                       2007      1.594          1.739          1,477,143
                                                       2006      1.496          1.594          1,720,773
                                                       2005      1.455          1.496          1,750,655
                                                       2004      1.331          1.455          1,217,084
                                                       2003      1.000          1.331            415,709

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.776          1.888          2,137,164
                                                       2009      1.321          1.776          2,311,954
                                                       2008      2.260          1.321          2,701,843
                                                       2007      1.996          2.260          3,144,559
                                                       2006      1.676          1.996          3,558,027
                                                       2005      1.551          1.676          3,434,860
                                                       2004      1.334          1.551          1,581,727
                                                       2003      1.000          1.334            268,751

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.178          1.441          1,358,390
                                                       2009      0.895          1.178          1,432,095
                                                       2008      1.537          0.895          1,571,031
                                                       2007      1.599          1.537          1,821,312

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.033          1.136            443,997
                                                       2009      0.859          1.033            474,248
                                                       2008      1.346          0.859            730,036
                                                       2007      1.345          1.346            736,320

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.285          1.470          1,288,932
                                                       2009      1.013          1.285          1,386,700
                                                       2008      1.629          1.013          1,575,642
                                                       2007      1.705          1.629          1,681,030

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.194          1.250                 --
                                                       2006      1.033          1.194             14,421
                                                       2005      0.976          1.033                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                 --
                                                       2006      1.194          1.315            769,299
                                                       2005      1.183          1.194            787,225
                                                       2004      1.112          1.183            680,110
                                                       2003      1.000          1.112            536,906

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.561          1.614                 --
                                                       2006      1.438          1.561          2,068,612
                                                       2005      1.337          1.438          2,138,908
                                                       2004      1.253          1.337          1,614,907
                                                       2003      1.000          1.253            474,098

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.481          1.561          3,271,656

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.905          1.090          1,901,482
                                                       2009      0.675          0.905          1,947,311
                                                       2008      1.071          0.675          2,449,277

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.868          0.824                 --
                                                       2008      1.545          0.868          1,573,174
                                                       2007      1.484          1.545          1,606,366

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.665          1.819          1,992,980
                                                       2009      1.291          1.665          2,268,150
                                                       2008      2.283          1.291          2,530,223
                                                       2007      2.179          2.283            453,602

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.842          0.903          1,957,938
                                                       2009      0.597          0.842          2,213,566
                                                       2008      1.127          0.597          2,130,410
                                                       2007      1.006          1.127          1,908,606
                                                       2006      0.994          1.006          1,742,400

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.294          1.422          9,699,285
                                                       2009      1.060          1.294          6,183,121

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.062          1.246          1,198,533
                                                       2009      0.847          1.062          1,405,135

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.043          1.023         13,426,853
                                                       2009      1.059          1.043         14,243,930
                                                       2008      1.050          1.059         18,801,252
                                                       2007      1.019          1.050         12,184,273
                                                       2006      0.999          1.019         10,459,881

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.964          1.038          1,546,348
                                                       2009      0.831          0.964          1,644,787
                                                       2008      1.091          0.831          1,612,912
                                                       2007      1.113          1.091          1,570,181

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.874          0.994          2,059,785
                                                       2009      0.638          0.874          2,448,440
                                                       2008      1.094          0.638          2,729,469
                                                       2007      1.049          1.094          3,340,173
                                                       2006      0.996          1.049          4,187,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                 --
                                                       2005      0.982          0.991          7,226,300
                                                       2004      0.992          0.982          4,485,077
                                                       2003      1.000          0.992            950,414

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.380                 --
                                                       2005      1.286          1.322          1,244,186
                                                       2004      1.230          1.286          1,128,190
                                                       2003      1.000          1.230            190,113

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.838          1.998                 --
                                                       2005      1.643          1.838          2,125,078
                                                       2004      1.409          1.643          1,441,373
                                                       2003      1.000          1.409            213,316

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.013          1.048                 --
                                                       2006      1.001          1.013          3,525,132
                                                       2005      1.003          1.001          3,084,313
                                                       2004      0.993          1.003          2,367,795
                                                       2003      1.000          0.993            653,808

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.991          1.111                 --
                                                       2005      0.998          0.991            440,887
                                                       2004      1.024          0.998            389,201

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.155          1.225                 --
                                                       2005      1.135          1.155          1,323,683
                                                       2004      1.107          1.135            656,659
                                                       2003      1.000          1.107            127,183

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.220          1.303          3,289,317
                                                       2009      1.060          1.220          3,142,616
                                                       2008      1.091          1.060          3,900,533
                                                       2007      1.079          1.091          3,647,522

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.974          1.044          1,138,423
                                                       2009      0.858          0.974          1,187,053
                                                       2008      1.297          0.858          1,181,606
                                                       2007      1.244          1.297          1,223,178
                                                       2006      1.082          1.244          1,041,633
                                                       2005      0.986          1.082            335,006

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      3.064          3.474            841,582
                                                       2009      1.795          3.064            986,020
                                                       2008      4.391          1.795            867,488
                                                       2007      3.143          4.391          1,101,635
                                                       2006      2.365          3.143          1,460,549
                                                       2005      1.753          2.365          1,544,086
                                                       2004      1.506          1.753            907,499
                                                       2003      1.000          1.506            192,511

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.272          1.488          1,631,634
                                                       2009      1.139          1.272          1,781,568
                                                       2008      1.671          1.139          2,018,222
                                                       2007      1.695          1.671          2,493,912
                                                       2006      1.415          1.695          2,760,344
                                                       2005      1.367          1.415          2,814,100
                                                       2004      1.202          1.367          2,297,805
                                                       2003      1.000          1.202            693,010

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.242          1.363                 --
                                                       2006      1.062          1.242             43,306
                                                       2005      0.978          1.062              1,125

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.568          1.986                 --
                                                       2005      1.483          1.568            119,916
                                                       2004      1.280          1.483            110,510
                                                       2003      1.000          1.280             54,605

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.264          1.434          2,992,877
                                                       2009      1.031          1.264          3,333,577
                                                       2008      1.603          1.031          3,827,404
                                                       2007      1.560          1.603          4,356,910
                                                       2006      1.367          1.560          3,604,902
                                                       2005      1.316          1.367          3,943,636
                                                       2004      1.209          1.316          2,893,099
                                                       2003      1.000          1.209            775,211

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.735          0.733                 --
                                                       2008      1.141          0.735            240,180
                                                       2007      1.140          1.141            260,950
                                                       2006      1.037          1.140            215,794
                                                       2005      0.996          1.037            109,870

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.319          1.412                 --
                                                       2009      0.840          1.319          7,062,089
                                                       2008      1.332          0.840          7,511,390
                                                       2007      1.286          1.332          3,514,493
                                                       2006      1.211          1.286          4,114,555
                                                       2005      1.215          1.211          4,455,980
                                                       2004      1.149          1.215          7,923,791
                                                       2003      1.000          1.149          1,273,703

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.739          0.706                 --
                                                       2008      1.252          0.739            404,216
                                                       2007      1.214          1.252            456,258
                                                       2006      1.081          1.214            368,555
                                                       2005      1.003          1.081            124,656

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      1.008          1.134          1,905,892
                                                       2009      0.774          1.008          2,164,920
                                                       2008      1.217          0.774          1,868,392
                                                       2007      1.173          1.217          4,845,071
                                                       2006      1.062          1.173          1,470,890
                                                       2005      0.983          1.062            679,471

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.025          1.145          4,423,472
                                                       2009      0.795          1.025          5,477,304
                                                       2008      1.177          0.795          4,200,524
                                                       2007      1.136          1.177          6,554,339
                                                       2006      1.047          1.136          3,105,213
                                                       2005      0.992          1.047          1,142,980

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.684          0.719                 --
                                                       2008      1.368          0.684            651,858
                                                       2007      1.299          1.368            731,570
                                                       2006      1.215          1.299            743,218
                                                       2005      1.200          1.215            763,692
                                                       2004      1.151          1.200            678,155
                                                       2003      1.000          1.151            416,726

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.212          1.106                 --
                                                       2008      2.253          1.212            552,689
                                                       2007      2.029          2.253            800,132
                                                       2006      1.687          2.029            765,166
                                                       2005      1.494          1.687            502,252
                                                       2004      1.286          1.494            393,706
                                                       2003      1.000          1.286            101,774

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.510          1.746          1,276,191
                                                       2009      1.230          1.510          1,415,860
                                                       2008      1.893          1.230          1,634,447
                                                       2007      1.832          1.893          1,999,819
                                                       2006      1.664          1.832          2,231,698
                                                       2005      1.576          1.664          2,408,539
                                                       2004      1.320          1.576          1,843,760
                                                       2003      1.000          1.320            643,140

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.749          0.770                 --
                                                       2008      1.238          0.749          1,202,205
                                                       2007      1.168          1.238          1,342,029
                                                       2006      1.159          1.168          1,492,361
                                                       2005      1.092          1.159          1,473,770
                                                       2004      1.028          1.092            966,349

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.558          1.964            994,346
                                                       2009      1.208          1.558          1,105,654
                                                       2008      1.997          1.208          1,143,449
                                                       2007      2.518          1.997          1,374,436
                                                       2006      1.881          2.518          1,749,298
                                                       2005      1.670          1.881          1,657,334
                                                       2004      1.258          1.670          1,312,633
                                                       2003      1.000          1.258            417,411

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.368                 --
                                                       2006      1.098          1.161            596,075
                                                       2005      1.070          1.098            687,465
                                                       2004      1.061          1.070            467,677

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.070          1.020                 --
                                                       2008      1.763          1.070            966,291
                                                       2007      1.938          1.763          1,117,607
                                                       2006      1.731          1.938          1,368,416
                                                       2005      1.588          1.731          1,250,254
                                                       2004      1.351          1.588            970,897
                                                       2003      1.000          1.351            272,373

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                 --
                                                       2005      1.423          1.419            304,772
                                                       2004      1.282          1.423            333,659
                                                       2003      1.000          1.282            156,799

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.106          1.168                 --
                                                       2008      1.277          1.106          4,536,704
                                                       2007      1.227          1.277          4,848,067
                                                       2006      1.177          1.227          5,869,920
                                                       2005      1.171          1.177          6,248,331
                                                       2004      1.086          1.171          3,580,133
                                                       2003      1.000          1.086            723,434

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.504          1.500                 --
                                                       2006      1.333          1.504          2,514,567
                                                       2005      1.298          1.333          2,587,296
                                                       2004      1.188          1.298          1,509,937
                                                       2003      1.000          1.188            188,297




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.328          1.413               --
                                                       2006      1.277          1.328          130,619
                                                       2005      1.200          1.277               --
                                                       2004      1.151          1.200               --
                                                       2003      1.000          1.151               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.536          1.516               --
                                                       2007      1.434          1.536               --
                                                       2006      1.318          1.434               --
                                                       2005      1.253          1.318               --
                                                       2004      1.126          1.253               --
                                                       2003      1.004          1.126               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.142          1.351               --
                                                       2009      0.993          1.142               --
                                                       2008      1.390          0.993               --
                                                       2007      1.457          1.390          123,477
                                                       2006      1.269          1.457          123,477
                                                       2005      1.252          1.269               --
                                                       2004      1.151          1.252               --
                                                       2003      1.000          1.151               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.264          1.582               --
                                                       2009      0.898          1.264               --
                                                       2008      1.594          0.898               --
                                                       2007      1.462          1.594               --
                                                       2006      1.372          1.462               --
                                                       2005      1.336          1.372               --
                                                       2004      1.223          1.336               --
                                                       2003      1.000          1.223               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.614          1.715               --
                                                       2009      1.201          1.614            8,040
                                                       2008      2.056          1.201            8,045
                                                       2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.078          1.317               --
                                                       2009      0.819          1.078               --
                                                       2008      1.407          0.819               --
                                                       2007      1.465          1.407           60,868

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.976          1.072               --
                                                       2009      0.812          0.976               --
                                                       2008      1.273          0.812               --
                                                       2007      1.272          1.273               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.160          1.326               --
                                                       2009      0.915          1.160               --
                                                       2008      1.472          0.915               --
                                                       2007      1.541          1.472               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.193          1.249               --
                                                       2006      1.033          1.193               --
                                                       2005      0.976          1.033               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.244          1.278               --
                                                       2006      1.131          1.244               --
                                                       2005      1.120          1.131               --
                                                       2004      1.053          1.120               --
                                                       2003      1.000          1.053               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.430          1.478               --
                                                       2006      1.317          1.430           60,868
                                                       2005      1.226          1.317               --
                                                       2004      1.149          1.226               --
                                                       2003      1.000          1.149               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.475          1.555            1,970

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.903          1.087               --
                                                       2009      0.674          0.903               --
                                                       2008      1.069          0.674               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.816          0.774               --
                                                       2008      1.453          0.816               --
                                                       2007      1.396          1.453          130,619

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.521          1.661               --
                                                       2009      1.179          1.521               --
                                                       2008      2.088          1.179               --
                                                       2007      1.993          2.088               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.840          0.901               --
                                                       2009      0.597          0.840           28,859
                                                       2008      1.126          0.597           28,877
                                                       2007      1.005          1.126           28,892
                                                       2006      0.994          1.005           28,907

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.289          1.416           11,172
                                                       2009      1.057          1.289           11,179

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.998          1.170               --
                                                       2009      0.795          0.998               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.041          1.021           13,623
                                                       2009      1.058          1.041           13,630
                                                       2008      1.049          1.058               --
                                                       2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.962          1.036           13,105
                                                       2009      0.830          0.962           13,114
                                                       2008      1.090          0.830           13,124
                                                       2007      1.112          1.090               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.873          0.992           26,586
                                                       2009      0.637          0.873           26,597
                                                       2008      1.093          0.637           26,609
                                                       2007      1.049          1.093           30,070
                                                       2006      0.996          1.049           30,070

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.237          1.291               --
                                                       2005      1.204          1.237               --
                                                       2004      1.152          1.204               --
                                                       2003      1.000          1.152               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.650          1.794               --
                                                       2005      1.476          1.650           16,696
                                                       2004      1.267          1.476               --
                                                       2003      1.000          1.267               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.001          1.036               --
                                                       2006      0.990          1.001               --
                                                       2005      0.993          0.990               --
                                                       2004      0.983          0.993               --
                                                       2003      1.000          0.983               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.024          0.998               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.089          1.154               --
                                                       2005      1.071          1.089               --
                                                       2004      1.045          1.071               --
                                                       2003      1.000          1.045               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.219          1.301               --
                                                       2009      1.060          1.219               --
                                                       2008      1.091          1.060               --
                                                       2007      1.079          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.972          1.041            6,377
                                                       2009      0.857          0.972            6,380
                                                       2008      1.296          0.857            6,384
                                                       2007      1.242          1.296               --
                                                       2006      1.082          1.242               --
                                                       2005      0.986          1.082               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      2.787          3.158           11,761
                                                       2009      1.634          2.787           11,766
                                                       2008      3.998          1.634           11,772
                                                       2007      2.863          3.998            7,264
                                                       2006      2.156          2.863            3,931
                                                       2005      1.598          2.156               --
                                                       2004      1.374          1.598               --
                                                       2003      1.000          1.374               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.174          1.372               --
                                                       2009      1.052          1.174               --
                                                       2008      1.544          1.052               --
                                                       2007      1.567          1.544               --
                                                       2006      1.309          1.567               --
                                                       2005      1.265          1.309               --
                                                       2004      1.112          1.265               --
                                                       2003      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      0.978          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.462          1.850               --
                                                       2005      1.383          1.462               --
                                                       2004      1.194          1.383               --
                                                       2003      0.990          1.194               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.179          1.338           36,331
                                                       2009      0.963          1.179           36,347
                                                       2008      1.497          0.963           36,363
                                                       2007      1.458          1.497           41,082
                                                       2006      1.278          1.458               --
                                                       2005      1.231          1.278               --
                                                       2004      1.132          1.231               --
                                                       2003      1.000          1.132               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.734          0.731               --
                                                       2008      1.140          0.734            6,920
                                                       2007      1.139          1.140            6,920
                                                       2006      1.037          1.139            2,448
                                                       2005      0.996          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.238          1.325               --
                                                       2009      0.789          1.238            2,193
                                                       2008      1.251          0.789            2,194
                                                       2007      1.209          1.251            2,194
                                                       2006      1.139          1.209            2,196
                                                       2005      1.143          1.139               --
                                                       2004      1.082          1.143               --
                                                       2003      1.000          1.082               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.738          0.705               --
                                                       2008      1.250          0.738           13,643
                                                       2007      1.213          1.250            6,785
                                                       2006      1.081          1.213               --
                                                       2005      1.003          1.081               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      1.005          1.131           60,795
                                                       2009      0.773          1.005           85,186
                                                       2008      1.215          0.773           52,837
                                                       2007      1.172          1.215           24,392
                                                       2006      1.061          1.172           24,405
                                                       2005      0.983          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.023          1.142            2,481
                                                       2009      0.794          1.023            2,483
                                                       2008      1.176          0.794            2,484
                                                       2007      1.135          1.176            2,484
                                                       2006      1.047          1.135            2,486
                                                       2005      0.992          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.644          0.678               --
                                                       2008      1.290          0.644           48,848
                                                       2007      1.225          1.290           54,285
                                                       2006      1.146          1.225           50,103
                                                       2005      1.133          1.146           47,677
                                                       2004      1.087          1.133               --
                                                       2003      1.000          1.087               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.127          1.028               --
                                                       2008      2.095          1.127               --
                                                       2007      1.888          2.095               --
                                                       2006      1.571          1.888               --
                                                       2005      1.391          1.571               --
                                                       2004      1.199          1.391               --
                                                       2003      0.996          1.199               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.370          1.584               --
                                                       2009      1.116          1.370               --
                                                       2008      1.719          1.116               --
                                                       2007      1.665          1.719               --
                                                       2006      1.513          1.665               --
                                                       2005      1.434          1.513               --
                                                       2004      1.201          1.434               --
                                                       2003      1.000          1.201               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.747          0.768               --
                                                       2008      1.236          0.747               --
                                                       2007      1.166          1.236          295,656
                                                       2006      1.157          1.166          295,656
                                                       2005      1.092          1.157               --
                                                       2004      1.028          1.092               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.497          1.886               --
                                                       2009      1.161          1.497               --
                                                       2008      1.921          1.161               --
                                                       2007      2.423          1.921               --
                                                       2006      1.811          2.423               --
                                                       2005      1.608          1.811               --
                                                       2004      1.212          1.608               --
                                                       2003      1.000          1.212               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159            6,197
                                                       2005      1.070          1.097               --
                                                       2004      1.061          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.955          0.910               --
                                                       2008      1.575          0.955            1,939
                                                       2007      1.731          1.575               --
                                                       2006      1.547          1.731               --
                                                       2005      1.420          1.547               --
                                                       2004      1.209          1.420               --
                                                       2003      1.000          1.209               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.298          1.376               --
                                                       2005      1.303          1.298               --
                                                       2004      1.174          1.303               --
                                                       2003      1.000          1.174               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.061          1.121               --
                                                       2008      1.226          1.061               --
                                                       2007      1.179          1.226               --
                                                       2006      1.132          1.179               --
                                                       2005      1.127          1.132               --
                                                       2004      1.045          1.127               --
                                                       2003      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.415          1.411               --
                                                       2006      1.255          1.415           43,535
                                                       2005      1.223          1.255           43,535
                                                       2004      1.120          1.223               --
                                                       2003      0.993          1.120               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.168          1.243                --
                                                       2006      1.124          1.168           347,197
                                                       2005      1.056          1.124           117,113
                                                       2004      1.000          1.056             2,994

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.305          1.288                --
                                                       2007      1.219          1.305           224,493
                                                       2006      1.121          1.219           193,739
                                                       2005      1.067          1.121            86,439
                                                       2004      1.000          1.067            19,663

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      0.978          1.156         1,226,759
                                                       2009      0.850          0.978         1,398,277
                                                       2008      1.191          0.850         1,542,754
                                                       2007      1.249          1.191         1,513,769
                                                       2006      1.089          1.249         1,156,428
                                                       2005      1.074          1.089           503,843
                                                       2004      1.000          1.074            20,290

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.026          1.283           774,324
                                                       2009      0.729          1.026           944,764
                                                       2008      1.295          0.729           687,059
                                                       2007      1.188          1.295           528,255
                                                       2006      1.116          1.188           407,980
                                                       2005      1.087          1.116           229,908
                                                       2004      1.000          1.087            17,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.319          1.401         1,961,001
                                                       2009      0.982          1.319         2,165,533
                                                       2008      1.682          0.982         2,140,193
                                                       2007      1.487          1.682         2,156,235
                                                       2006      1.250          1.487         2,017,281
                                                       2005      1.158          1.250         1,677,141
                                                       2004      1.000          1.158            45,551

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.925          1.130         1,314,696
                                                       2009      0.703          0.925         1,521,264
                                                       2008      1.208          0.703         1,748,688
                                                       2007      1.259          1.208         1,471,988

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.917          1.007           148,230
                                                       2009      0.763          0.917           145,296
                                                       2008      1.198          0.763           149,675
                                                       2007      1.197          1.198            54,342

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.975          1.114           362,923
                                                       2009      0.769          0.975           382,158
                                                       2008      1.238          0.769           417,825
                                                       2007      1.297          1.238           465,377

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.192          1.248                --
                                                       2006      1.032          1.192             9,924
                                                       2005      0.976          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.171          1.202                --
                                                       2006      1.065          1.171            49,025
                                                       2005      1.055          1.065            21,827
                                                       2004      1.000          1.055                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.229          1.270                --
                                                       2006      1.133          1.229         1,031,590
                                                       2005      1.054          1.133           385,035
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.354          1.427         1,214,565

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.901          1.084           344,056
                                                       2009      0.672          0.901           471,353
                                                       2008      1.068          0.672           476,038

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.717          0.680                --
                                                       2008      1.277          0.717           457,237
                                                       2007      1.227          1.277           387,401

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.308          1.428           806,057
                                                       2009      1.015          1.308           899,599
                                                       2008      1.798          1.015           818,702
                                                       2007      1.717          1.798            63,623

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.839          0.899           595,440
                                                       2009      0.596          0.839           872,686
                                                       2008      1.125          0.596           851,309
                                                       2007      1.005          1.125           688,195
                                                       2006      0.994          1.005           518,844

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.356          1.489         2,287,368
                                                       2009      1.113          1.356         2,366,429

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.876          1.027           370,635
                                                       2009      0.699          0.876           454,397

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.052          1.031         4,377,837
                                                       2009      1.069          1.052         6,208,533
                                                       2008      1.061          1.069         6,064,712
                                                       2007      1.031          1.061         4,327,560
                                                       2006      1.011          1.031         3,617,525

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.961          1.033           224,192
                                                       2009      0.829          0.961           226,540
                                                       2008      1.089          0.829           201,892
                                                       2007      1.112          1.089           131,504

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.871          0.989         1,210,275
                                                       2009      0.636          0.871         1,211,369
                                                       2008      1.092          0.636         1,267,922
                                                       2007      1.049          1.092         1,264,694
                                                       2006      0.996          1.049         1,139,537

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004         1,698,242
                                                       2004      1.000          0.996           106,869

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.077          1.124                --
                                                       2005      1.049          1.077           260,316
                                                       2004      1.000          1.049               900

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.309          1.422                --
                                                       2005      1.171          1.309           386,488
                                                       2004      1.000          1.171                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.042          1.077                --
                                                       2006      1.031          1.042         1,064,576
                                                       2005      1.034          1.031           514,683
                                                       2004      1.000          1.034            32,248

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.103                --
                                                       2005      0.994          0.985            79,163
                                                       2004      1.000          0.994            11,999

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.044          1.106                --
                                                       2005      1.028          1.044            79,904
                                                       2004      1.000          1.028             2,998

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.217          1.299         1,337,409
                                                       2009      1.059          1.217         1,640,777
                                                       2008      1.091          1.059         1,645,994
                                                       2007      1.079          1.091         1,209,189

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.970          1.038         1,942,715
                                                       2009      0.855          0.970         2,071,727
                                                       2008      1.294          0.855         2,074,491
                                                       2007      1.241          1.294         2,157,370
                                                       2006      1.082          1.241         1,274,390
                                                       2005      0.986          1.082           358,242

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      2.257          2.556         1,237,300
                                                       2009      1.324          2.257         1,346,529
                                                       2008      3.241          1.324         1,402,679
                                                       2007      2.322          3.241         1,307,768
                                                       2006      1.749          2.322         1,080,978
                                                       2005      1.297          1.749           298,561
                                                       2004      1.000          1.297               956

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.043          1.219         1,232,318
                                                       2009      0.935          1.043         1,551,380
                                                       2008      1.373          0.935         1,587,548
                                                       2007      1.394          1.373         1,756,462
                                                       2006      1.165          1.394         1,172,681
                                                       2005      1.127          1.165           535,719
                                                       2004      1.000          1.127            19,001

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.240          1.359                --
                                                       2006      1.061          1.240           115,695
                                                       2005      0.978          1.061             1,262

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.246          1.576                --
                                                       2005      1.179          1.246            12,683
                                                       2004      1.000          1.179                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.044          1.183         1,320,670
                                                       2009      0.853          1.044         1,419,999
                                                       2008      1.327          0.853         1,438,076
                                                       2007      1.292          1.327         1,449,136
                                                       2006      1.134          1.292           743,755
                                                       2005      1.092          1.134           297,159
                                                       2004      1.000          1.092             5,417

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.733          0.730                --
                                                       2008      1.138          0.733           767,328
                                                       2007      1.138          1.138         1,040,055
                                                       2006      1.037          1.138           671,175
                                                       2005      0.996          1.037           152,323

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.174          1.257                --
                                                       2009      0.749          1.174         1,091,354
                                                       2008      1.188          0.749         1,001,434
                                                       2007      1.148          1.188         1,144,561
                                                       2006      1.083          1.148           983,104
                                                       2005      1.087          1.083           367,656
                                                       2004      1.000          1.087            23,069

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.736          0.704                --
                                                       2008      1.249          0.736         2,166,886
                                                       2007      1.212          1.249         1,864,263
                                                       2006      1.081          1.212         1,644,132
                                                       2005      1.003          1.081           512,526

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      1.003          1.127         5,472,978
                                                       2009      0.771          1.003         7,107,510
                                                       2008      1.213          0.771         6,787,562
                                                       2007      1.171          1.213         6,684,579
                                                       2006      1.061          1.171         5,347,108
                                                       2005      0.983          1.061         2,763,439

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.020          1.139         8,525,714
                                                       2009      0.792          1.020         9,071,559
                                                       2008      1.174          0.792         9,364,755
                                                       2007      1.134          1.174         8,700,515
                                                       2006      1.046          1.134         6,129,710
                                                       2005      0.992          1.046         2,253,275

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.615          0.646                --
                                                       2008      1.231          0.615           136,981
                                                       2007      1.170          1.231           126,820
                                                       2006      1.095          1.170           119,337
                                                       2005      1.083          1.095            40,677
                                                       2004      1.000          1.083             8,076

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.947          0.865                --
                                                       2008      1.763          0.947           814,061
                                                       2007      1.589          1.763           765,473
                                                       2006      1.323          1.589           366,957
                                                       2005      1.172          1.323            53,391
                                                       2004      1.000          1.172                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.092          1.261         1,033,910
                                                       2009      0.890          1.092         1,380,425
                                                       2008      1.371          0.890         1,458,692
                                                       2007      1.329          1.371         1,562,147
                                                       2006      1.208          1.329         1,272,353
                                                       2005      1.146          1.208           799,076
                                                       2004      1.000          1.146            22,849

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.732          0.753                --
                                                       2008      1.212          0.732           501,711
                                                       2007      1.144          1.212           614,171
                                                       2006      1.136          1.144           519,197
                                                       2005      1.072          1.136           273,713
                                                       2004      1.000          1.072            13,847

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.216          1.532           985,366
                                                       2009      0.944          1.216         1,135,239
                                                       2008      1.563          0.944         1,169,272
                                                       2007      1.972          1.563         1,163,856
                                                       2006      1.475          1.972           785,698
                                                       2005      1.310          1.475           319,632
                                                       2004      1.000          1.310             9,668

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.096          1.290                --
                                                       2006      1.037          1.096           163,621
                                                       2005      1.012          1.037            33,843
                                                       2004      1.000          1.012               525

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.776          0.739                --
                                                       2008      1.279          0.776           876,473
                                                       2007      1.407          1.279           907,990
                                                       2006      1.258          1.407           674,173
                                                       2005      1.156          1.258           192,606
                                                       2004      1.000          1.156             8,047

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.105          1.171                --
                                                       2005      1.110          1.105             8,543
                                                       2004      1.000          1.110                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.035          1.093                --
                                                       2008      1.196          1.035         2,452,360
                                                       2007      1.150          1.196         2,128,173
                                                       2006      1.105          1.150         1,747,263
                                                       2005      1.100          1.105           838,093
                                                       2004      1.000          1.100            44,037

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.258          1.254                --
                                                       2006      1.116          1.258           595,855
                                                       2005      1.088          1.116           262,967
                                                       2004      1.000          1.088            15,949

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.404          1.494                --
                                                       2006      1.351          1.404         1,276,451
                                                       2005      1.271          1.351         1,367,533
                                                       2004      1.221          1.271           955,117
                                                       2003      1.000          1.221           100,060

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.684          1.662                --
                                                       2007      1.574          1.684           701,338
                                                       2006      1.448          1.574           944,451
                                                       2005      1.379          1.448         1,004,113
                                                       2004      1.240          1.379           813,234
                                                       2003      1.000          1.240           273,117

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.195          1.412         1,933,499
                                                       2009      1.040          1.195         1,955,852
                                                       2008      1.457          1.040         2,207,347
                                                       2007      1.530          1.457         2,919,764
                                                       2006      1.334          1.530         3,102,680
                                                       2005      1.317          1.334         3,197,573
                                                       2004      1.211          1.317         2,319,704
                                                       2003      1.000          1.211           374,138

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.367          1.709         1,234,868
                                                       2009      0.973          1.367         1,352,408
                                                       2008      1.727          0.973         1,334,102
                                                       2007      1.586          1.727         1,261,032
                                                       2006      1.490          1.586         1,424,914
                                                       2005      1.452          1.490         1,406,920
                                                       2004      1.330          1.452         1,166,987
                                                       2003      1.000          1.330           288,268

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.758          1.867         1,936,899
                                                       2009      1.310          1.758         2,042,661
                                                       2008      2.244          1.310         2,369,655
                                                       2007      1.985          2.244         2,543,699
                                                       2006      1.669          1.985         2,903,825
                                                       2005      1.547          1.669         2,796,139
                                                       2004      1.333          1.547         1,576,308
                                                       2003      1.000          1.333           160,582

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.167          1.425           893,944
                                                       2009      0.888          1.167         1,025,931
                                                       2008      1.526          0.888         1,121,311
                                                       2007      1.590          1.526         1,255,841

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.023          1.123           881,821
                                                       2009      0.852          1.023           908,710
                                                       2008      1.337          0.852           953,380
                                                       2007      1.337          1.337           871,677

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.272          1.453           711,759
                                                       2009      1.004          1.272           812,464
                                                       2008      1.617          1.004           902,809
                                                       2007      1.694          1.617           998,239

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.191          1.246                --
                                                       2006      1.032          1.191             2,802
                                                       2005      0.976          1.032                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.308          1.343                --
                                                       2006      1.190          1.308         1,064,152
                                                       2005      1.180          1.190         1,041,068
                                                       2004      1.111          1.180           692,369
                                                       2003      1.000          1.111           217,412

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.553          1.604                --
                                                       2006      1.432          1.553         1,418,887
                                                       2005      1.334          1.432         1,477,382
                                                       2004      1.252          1.334         1,404,329
                                                       2003      1.000          1.252           410,937

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.465          1.543         3,279,515

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.899          1.081         2,967,256
                                                       2009      0.671          0.899         2,853,449
                                                       2008      1.066          0.671         3,150,125

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.861          0.816                --
                                                       2008      1.534          0.861         1,180,371
                                                       2007      1.475          1.534         1,256,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.649          1.798         2,295,120
                                                       2009      1.280          1.649         2,528,677
                                                       2008      2.268          1.280         3,009,570
                                                       2007      2.166          2.268           353,484

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.837          0.897         1,030,290
                                                       2009      0.595          0.837         1,256,092
                                                       2008      1.124          0.595         1,169,800
                                                       2007      1.005          1.124         1,190,566
                                                       2006      0.994          1.005         1,156,581

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.281          1.405         4,621,907
                                                       2009      1.051          1.281         4,434,575

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.051          1.232         1,076,232
                                                       2009      0.839          1.051         1,185,612

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.032          1.011         7,562,774
                                                       2009      1.050          1.032         6,572,679
                                                       2008      1.042          1.050         9,643,105
                                                       2007      1.013          1.042         7,014,620
                                                       2006      0.994          1.013         3,634,823

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.959          1.031         1,909,167
                                                       2009      0.828          0.959         1,576,510
                                                       2008      1.088          0.828         1,966,414
                                                       2007      1.111          1.088         2,808,573

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.869          0.987         1,435,999
                                                       2009      0.635          0.869         1,711,634
                                                       2008      1.091          0.635         1,844,163
                                                       2007      1.048          1.091         2,043,637
                                                       2006      0.996          1.048         2,278,512

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         3,543,795
                                                       2004      0.991          0.980         2,643,226
                                                       2003      1.000          0.991           385,422

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.317          1.374                --
                                                       2005      1.283          1.317           924,977
                                                       2004      1.229          1.283           713,291
                                                       2003      1.000          1.229           227,168

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.831          1.990                --
                                                       2005      1.639          1.831         1,216,116
                                                       2004      1.408          1.639           777,991
                                                       2003      1.000          1.408            54,011

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.041                --
                                                       2006      0.997          1.007         1,516,006
                                                       2005      1.001          0.997         1,542,905
                                                       2004      0.992          1.001         1,008,871
                                                       2003      1.000          0.992           250,581

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.988          1.106                --
                                                       2005      0.997          0.988           383,638
                                                       2004      1.024          0.997           222,699

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.151          1.218                --
                                                       2005      1.133          1.151         1,693,907
                                                       2004      1.106          1.133         1,094,370
                                                       2003      1.000          1.106           137,083

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.216          1.297         1,461,097
                                                       2009      1.059          1.216         1,468,004
                                                       2008      1.091          1.059         1,868,615
                                                       2007      1.079          1.091         1,313,583

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.967          1.035           645,795
                                                       2009      0.854          0.967           756,508
                                                       2008      1.292          0.854           475,923
                                                       2007      1.240          1.292           579,450
                                                       2006      1.081          1.240           275,462
                                                       2005      0.986          1.081           167,728

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      3.034          3.434           781,303
                                                       2009      1.780          3.034           847,994
                                                       2008      4.361          1.780           899,804
                                                       2007      3.127          4.361           888,453
                                                       2006      2.356          3.127           836,134
                                                       2005      1.748          2.356           830,575
                                                       2004      1.505          1.748           611,173
                                                       2003      1.000          1.505            52,563

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.260          1.471           806,463
                                                       2009      1.130          1.260           879,174
                                                       2008      1.660          1.130           975,915
                                                       2007      1.686          1.660         1,432,208
                                                       2006      1.410          1.686         1,532,638
                                                       2005      1.364          1.410         1,283,349
                                                       2004      1.201          1.364         1,000,472
                                                       2003      1.000          1.201           171,081

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.239          1.357                --
                                                       2006      1.061          1.239             6,837
                                                       2005      0.978          1.061                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.562          1.975                --
                                                       2005      1.480          1.562           231,472
                                                       2004      1.278          1.480            87,578
                                                       2003      1.000          1.278            23,429

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.251          1.418         2,428,138
                                                       2009      1.023          1.251         2,649,235
                                                       2008      1.591          1.023         2,955,277
                                                       2007      1.551          1.591         3,446,833
                                                       2006      1.361          1.551         2,447,215
                                                       2005      1.312          1.361         2,658,459
                                                       2004      1.208          1.312         2,248,756
                                                       2003      1.000          1.208           462,272

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.731          0.728                --
                                                       2008      1.137          0.731           186,866
                                                       2007      1.137          1.137           187,295
                                                       2006      1.036          1.137           258,917
                                                       2005      0.996          1.036           156,994

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.306          1.398                --
                                                       2009      0.833          1.306         2,658,032
                                                       2008      1.322          0.833         1,996,666
                                                       2007      1.279          1.322         2,598,363
                                                       2006      1.207          1.279         2,790,189
                                                       2005      1.212          1.207         3,596,835
                                                       2004      1.148          1.212         3,522,966
                                                       2003      1.000          1.148         1,205,755

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.735          0.702                --
                                                       2008      1.247          0.735         1,098,128
                                                       2007      1.211          1.247           383,542
                                                       2006      1.080          1.211           328,696
                                                       2005      1.003          1.080           247,924

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      1.000          1.124         1,570,562
                                                       2009      0.770          1.000         1,812,567
                                                       2008      1.211          0.770         1,543,406
                                                       2007      1.170          1.211         1,419,119
                                                       2006      1.061          1.170           876,134
                                                       2005      0.983          1.061           250,903

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.018          1.135         2,210,585
                                                       2009      0.791          1.018         2,605,337
                                                       2008      1.172          0.791         2,390,595
                                                       2007      1.133          1.172         3,543,429
                                                       2006      1.046          1.133         3,284,834
                                                       2005      0.992          1.046           246,920

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.678          0.713                --
                                                       2008      1.359          0.678           574,580
                                                       2007      1.292          1.359           644,661
                                                       2006      1.210          1.292           654,877
                                                       2005      1.197          1.210           803,278
                                                       2004      1.149          1.197           696,559
                                                       2003      1.000          1.149           294,395

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.202          1.097                --
                                                       2008      2.237          1.202           517,392
                                                       2007      2.018          2.237           758,170
                                                       2006      1.681          2.018         1,029,607
                                                       2005      1.490          1.681           322,570
                                                       2004      1.285          1.490           159,212
                                                       2003      1.000          1.285           172,623

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.495          1.726           656,930
                                                       2009      1.219          1.495           773,883
                                                       2008      1.880          1.219           892,997
                                                       2007      1.822          1.880         1,117,636
                                                       2006      1.658          1.822         1,177,147
                                                       2005      1.572          1.658         1,410,045
                                                       2004      1.319          1.572         1,074,749
                                                       2003      1.000          1.319           366,204

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.743          0.764                --
                                                       2008      1.231          0.743         1,440,720
                                                       2007      1.163          1.231         1,734,195
                                                       2006      1.155          1.163         1,791,818
                                                       2005      1.091          1.155         1,385,493
                                                       2004      1.028          1.091           704,818

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.542          1.942           592,449
                                                       2009      1.197          1.542           587,213
                                                       2008      1.984          1.197           694,761
                                                       2007      2.504          1.984           822,280
                                                       2006      1.874          2.504         1,079,885
                                                       2005      1.666          1.874         1,089,109
                                                       2004      1.256          1.666           843,386
                                                       2003      1.000          1.256           204,947

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.156          1.361                --
                                                       2006      1.095          1.156           413,750
                                                       2005      1.069          1.095           415,710
                                                       2004      1.061          1.069           287,071

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.061          1.011                --
                                                       2008      1.751          1.061           507,673
                                                       2007      1.927          1.751           838,933
                                                       2006      1.724          1.927           893,855
                                                       2005      1.585          1.724           627,878
                                                       2004      1.350          1.585           593,744
                                                       2003      1.000          1.350           186,734

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.413          1.498                --
                                                       2005      1.420          1.413           466,901
                                                       2004      1.281          1.420           302,983
                                                       2003      1.000          1.281           139,156

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.097          1.158                --
                                                       2008      1.268          1.097         2,708,674
                                                       2007      1.220          1.268         3,157,165
                                                       2006      1.173          1.220         3,242,456
                                                       2005      1.169          1.173         3,292,048
                                                       2004      1.085          1.169         2,181,235
                                                       2003      1.000          1.085           293,505

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.496          1.490                --
                                                       2006      1.327          1.496         1,374,128
                                                       2005      1.295          1.327         1,441,581
                                                       2004      1.187          1.295         1,194,141
                                                       2003      1.000          1.187            89,612




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.401          1.491               --
                                                       2006      1.350          1.401          308,654
                                                       2005      1.270          1.350           77,885
                                                       2004      1.220          1.270           55,738
                                                       2003      1.000          1.220           36,400

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.680          1.657               --
                                                       2007      1.571          1.680           59,267
                                                       2006      1.446          1.571           90,985
                                                       2005      1.378          1.446           88,840
                                                       2004      1.239          1.378           85,825
                                                       2003      1.000          1.239           66,556

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.191          1.407          223,861
                                                       2009      1.037          1.191          268,280
                                                       2008      1.454          1.037          321,138
                                                       2007      1.527          1.454          313,753
                                                       2006      1.332          1.527          418,836
                                                       2005      1.316          1.332          396,391
                                                       2004      1.211          1.316          207,475
                                                       2003      1.000          1.211           29,461

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.363          1.702           73,650
                                                       2009      0.970          1.363           99,505
                                                       2008      1.723          0.970          110,223
                                                       2007      1.583          1.723          112,889
                                                       2006      1.488          1.583          148,966
                                                       2005      1.451          1.488           95,631
                                                       2004      1.330          1.451           47,596
                                                       2003      1.000          1.330            8,707

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.752          1.859           67,513
                                                       2009      1.306          1.752           68,376
                                                       2008      2.239          1.306          116,112
                                                       2007      1.982          2.239          117,549
                                                       2006      1.667          1.982          184,551
                                                       2005      1.546          1.667          110,261
                                                       2004      1.333          1.546           67,868
                                                       2003      1.000          1.333            3,495

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.163          1.419          161,174
                                                       2009      0.885          1.163          226,602
                                                       2008      1.522          0.885          246,318
                                                       2007      1.587          1.522          262,572

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.019          1.118           57,805
                                                       2009      0.849          1.019           73,194
                                                       2008      1.334          0.849           77,327
                                                       2007      1.334          1.334           82,123

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.268          1.447           17,959
                                                       2009      1.002          1.268           17,971
                                                       2008      1.614          1.002           36,864
                                                       2007      1.691          1.614           25,033

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.190          1.245               --
                                                       2006      1.031          1.190           23,578
                                                       2005      0.976          1.031               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340               --
                                                       2006      1.188          1.305           99,656
                                                       2005      1.179          1.188           86,853
                                                       2004      1.110          1.179           69,791
                                                       2003      1.000          1.110           43,872

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.550          1.601               --
                                                       2006      1.430          1.550          242,432
                                                       2005      1.333          1.430          231,109
                                                       2004      1.252          1.333          194,067
                                                       2003      1.000          1.252           12,843

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.460          1.537          173,962

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.897          1.078           95,612
                                                       2009      0.670          0.897          102,789
                                                       2008      1.064          0.670          110,720

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.858          0.814               --
                                                       2008      1.531          0.858          293,714
                                                       2007      1.472          1.531          299,973

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.643          1.791           23,282
                                                       2009      1.276          1.643           27,209
                                                       2008      2.262          1.276           29,520
                                                       2007      2.162          2.262           25,320

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.836          0.895          272,469
                                                       2009      0.594          0.836          310,871
                                                       2008      1.123          0.594          477,575
                                                       2007      1.004          1.123          505,075
                                                       2006      0.994          1.004          528,129

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.277          1.400          147,323
                                                       2009      1.048          1.277          114,049

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.048          1.227          339,922
                                                       2009      0.836          1.048          361,746

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.029          1.007          818,186
                                                       2009      1.047          1.029          817,087
                                                       2008      1.040          1.047           36,968
                                                       2007      1.011          1.040          149,267
                                                       2006      0.993          1.011          142,957

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.957          1.028          136,989
                                                       2009      0.827          0.957          137,002
                                                       2008      1.088          0.827           30,295
                                                       2007      1.111          1.088           30,295

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.868          0.985          231,595
                                                       2009      0.634          0.868          295,506
                                                       2008      1.090          0.634          356,402
                                                       2007      1.048          1.090          365,660
                                                       2006      0.996          1.048          438,088

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          248,822
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372               --
                                                       2005      1.281          1.315          221,975
                                                       2004      1.228          1.281          193,987
                                                       2003      1.000          1.228           32,569

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.828          1.987               --
                                                       2005      1.638          1.828          223,985
                                                       2004      1.407          1.638          169,351
                                                       2003      1.000          1.407           17,668

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.006          1.039               --
                                                       2006      0.996          1.006           56,049
                                                       2005      1.000          0.996           44,531
                                                       2004      0.991          1.000           13,086
                                                       2003      1.000          0.991               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.105               --
                                                       2005      0.997          0.987               --
                                                       2004      1.024          0.997               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.149          1.216               --
                                                       2005      1.132          1.149            2,967
                                                       2004      1.106          1.132               --
                                                       2003      1.000          1.106               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.215          1.295          171,630
                                                       2009      1.058          1.215          115,224
                                                       2008      1.091          1.058           78,500
                                                       2007      1.079          1.091           89,484

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.965          1.032           28,993
                                                       2009      0.852          0.965           36,129
                                                       2008      1.290          0.852           54,038
                                                       2007      1.239          1.290           58,333
                                                       2006      1.081          1.239           55,535
                                                       2005      0.986          1.081           13,622

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      3.023          3.421           33,403
                                                       2009      1.775          3.023           32,633
                                                       2008      4.350          1.775           45,130
                                                       2007      3.121          4.350           39,913
                                                       2006      2.353          3.121           40,788
                                                       2005      1.747          2.353           33,414
                                                       2004      1.504          1.747           20,200
                                                       2003      1.000          1.504            8,367

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.256          1.465           56,089
                                                       2009      1.126          1.256           74,063
                                                       2008      1.656          1.126           96,522
                                                       2007      1.683          1.656          108,739
                                                       2006      1.408          1.683          235,456
                                                       2005      1.363          1.408          245,788
                                                       2004      1.200          1.363          119,770
                                                       2003      1.000          1.200          119,366

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.237          1.355               --
                                                       2006      1.060          1.237               --
                                                       2005      0.977          1.060               --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.560          1.971               --
                                                       2005      1.478          1.560            4,830
                                                       2004      1.278          1.478            1,597
                                                       2003      1.000          1.278               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.247          1.412          136,163
                                                       2009      1.020          1.247          150,110
                                                       2008      1.588          1.020          158,751
                                                       2007      1.548          1.588          162,217
                                                       2006      1.359          1.548          117,980
                                                       2005      1.311          1.359          117,626
                                                       2004      1.208          1.311           68,215
                                                       2003      1.000          1.208           15,280

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.730          0.727               --
                                                       2008      1.135          0.730          149,029
                                                       2007      1.136          1.135          169,339
                                                       2006      1.036          1.136          188,898
                                                       2005      0.996          1.036           85,592

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.301          1.393               --
                                                       2009      0.831          1.301          387,013
                                                       2008      1.319          0.831          394,407
                                                       2007      1.277          1.319          393,517
                                                       2006      1.205          1.277          494,613
                                                       2005      1.211          1.205          565,829
                                                       2004      1.148          1.211          484,930
                                                       2003      1.000          1.148           44,674

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.734          0.701               --
                                                       2008      1.245          0.734          148,546
                                                       2007      1.210          1.245          138,650
                                                       2006      1.080          1.210          138,679
                                                       2005      1.003          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.998          1.121          692,934
                                                       2009      0.769          0.998          690,626
                                                       2008      1.210          0.769          590,188
                                                       2007      1.169          1.210          353,737
                                                       2006      1.060          1.169          222,894
                                                       2005      0.983          1.060           13,052

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.015          1.132          435,153
                                                       2009      0.789          1.015          395,998
                                                       2008      1.171          0.789          523,488
                                                       2007      1.132          1.171          491,924
                                                       2006      1.045          1.132          390,965
                                                       2005      0.992          1.045          159,282

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.676          0.711               --
                                                       2008      1.355          0.676          185,424
                                                       2007      1.289          1.355          185,452
                                                       2006      1.208          1.289          185,476
                                                       2005      1.196          1.208           12,915
                                                       2004      1.149          1.196           20,367
                                                       2003      1.000          1.149            8,812

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.198          1.093               --
                                                       2008      2.232          1.198           36,978
                                                       2007      2.014          2.232           39,744
                                                       2006      1.679          2.014           37,899
                                                       2005      1.489          1.679           19,033
                                                       2004      1.284          1.489           17,602
                                                       2003      1.000          1.284               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.490          1.720           39,021
                                                       2009      1.216          1.490           45,751
                                                       2008      1.875          1.216           69,079
                                                       2007      1.819          1.875           69,903
                                                       2006      1.655          1.819          138,595
                                                       2005      1.571          1.655          163,449
                                                       2004      1.318          1.571           36,422
                                                       2003      1.000          1.318           16,574

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.742          0.762               --
                                                       2008      1.229          0.742            1,906
                                                       2007      1.161          1.229            1,655
                                                       2006      1.154          1.161           13,570
                                                       2005      1.090          1.154           13,425
                                                       2004      1.028          1.090            1,092

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.537          1.934          101,546
                                                       2009      1.194          1.537          135,067
                                                       2008      1.979          1.194          122,805
                                                       2007      2.500          1.979          140,036
                                                       2006      1.871          2.500          150,631
                                                       2005      1.664          1.871          153,453
                                                       2004      1.256          1.664          140,554
                                                       2003      1.000          1.256            8,492

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.358               --
                                                       2006      1.094          1.155           35,839
                                                       2005      1.069          1.094               --
                                                       2004      1.061          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.058          1.008               --
                                                       2008      1.747          1.058          116,076
                                                       2007      1.923          1.747          107,285
                                                       2006      1.722          1.923          129,725
                                                       2005      1.583          1.722          110,661
                                                       2004      1.349          1.583           82,428
                                                       2003      1.000          1.349           65,290

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495               --
                                                       2005      1.418          1.411            1,595
                                                       2004      1.280          1.418            1,597
                                                       2003      1.000          1.280               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.093          1.154               --
                                                       2008      1.265          1.093           79,983
                                                       2007      1.218          1.265          111,506
                                                       2006      1.171          1.218          136,426
                                                       2005      1.167          1.171          185,000
                                                       2004      1.085          1.167          105,360
                                                       2003      1.000          1.085           85,323

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.493          1.487               --
                                                       2006      1.326          1.493           63,992
                                                       2005      1.294          1.326           65,701
                                                       2004      1.187          1.294           36,753
                                                       2003      1.000          1.187           34,614




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.318          1.402                 --
                                                       2006      1.271          1.318            152,458
                                                       2005      1.196          1.271             97,463
                                                       2004      1.150          1.196                959
                                                       2003      1.000          1.150                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.522          1.501                 --
                                                       2007      1.424          1.522            205,972
                                                       2006      1.311          1.424            197,598
                                                       2005      1.250          1.311            112,316
                                                       2004      1.125          1.250                923
                                                       2003      1.004          1.125                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.127          1.331            762,084
                                                       2009      0.982          1.127            832,038
                                                       2008      1.377          0.982            869,715
                                                       2007      1.447          1.377            893,429
                                                       2006      1.263          1.447            659,851
                                                       2005      1.248          1.263            308,492
                                                       2004      1.149          1.248             17,811
                                                       2003      1.000          1.149                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.248          1.558            416,400
                                                       2009      0.889          1.248            443,376
                                                       2008      1.580          0.889            291,442
                                                       2007      1.452          1.580            263,082
                                                       2006      1.365          1.452            209,223
                                                       2005      1.332          1.365            142,230
                                                       2004      1.221          1.332             13,077
                                                       2003      1.000          1.221                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.593          1.689          1,045,008
                                                       2009      1.188          1.593          1,143,831
                                                       2008      2.037          1.188          1,222,137
                                                       2007      1.804          2.037          1,379,337
                                                       2006      1.518          1.804          1,194,699
                                                       2005      1.409          1.518            976,249
                                                       2004      1.215          1.409             35,367
                                                       2003      1.000          1.215                 --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.064          1.298            705,100
                                                       2009      0.810          1.064            607,206
                                                       2008      1.394          0.810            647,413
                                                       2007      1.453          1.394            662,431

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.963          1.056          1,681,761
                                                       2009      0.803          0.963          1,815,238
                                                       2008      1.262          0.803          1,630,635
                                                       2007      1.262          1.262          1,496,484

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.145          1.306            243,750
                                                       2009      0.905          1.145            240,105
                                                       2008      1.459          0.905            244,917
                                                       2007      1.529          1.459            261,378

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.189          1.243                 --
                                                       2006      1.031          1.189             65,700
                                                       2005      0.976          1.031             21,725

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.235          1.268                 --
                                                       2006      1.125          1.235            853,550
                                                       2005      1.117          1.125             93,889
                                                       2004      1.052          1.117              3,088
                                                       2003      1.000          1.052                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.420          1.467                 --
                                                       2006      1.311          1.420            732,486
                                                       2005      1.222          1.311            154,342
                                                       2004      1.148          1.222                 --
                                                       2003      1.000          1.148                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.455          1.532          1,884,532

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.895          1.075            463,499
                                                       2009      0.669          0.895            398,822
                                                       2008      1.063          0.669            378,102

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.807          0.765                 --
                                                       2008      1.440          0.807            242,182
                                                       2007      1.385          1.440            226,750

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.501          1.636            542,075
                                                       2009      1.166          1.501            554,678
                                                       2008      2.069          1.166            586,996
                                                       2007      1.978          2.069             13,231

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.834          0.893            688,766
                                                       2009      0.593          0.834            894,060
                                                       2008      1.122          0.593            677,434
                                                       2007      1.004          1.122            600,677
                                                       2006      0.994          1.004            505,262

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.273          1.395          5,177,999
                                                       2009      1.045          1.273          5,102,042

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.985          1.152            308,470
                                                       2009      0.786          0.985            259,101

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.028          1.005          5,758,011
                                                       2009      1.046          1.028          7,628,176
                                                       2008      1.040          1.046          7,012,301
                                                       2007      1.012          1.040          4,380,223
                                                       2006      0.993          1.012          4,014,525

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.955          1.026          1,854,385
                                                       2009      0.825          0.955          2,276,123
                                                       2008      1.087          0.825          1,231,684
                                                       2007      1.110          1.087            562,973

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.866          0.982            739,403
                                                       2009      0.633          0.866            845,006
                                                       2008      1.089          0.633            896,168
                                                       2007      1.047          1.089            844,005
                                                       2006      0.996          1.047            747,772

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                 --
                                                       2005      0.980          0.987          1,262,740
                                                       2004      0.992          0.980            270,004
                                                       2003      1.000          0.992                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.231          1.284                 --
                                                       2005      1.200          1.231            188,337
                                                       2004      1.151          1.200             16,464
                                                       2003      1.000          1.151                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.642          1.784                 --
                                                       2005      1.472          1.642            176,550
                                                       2004      1.265          1.472              2,002
                                                       2003      1.000          1.265                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.994          1.027                 --
                                                       2006      0.985          0.994            413,296
                                                       2005      0.990          0.985            138,047
                                                       2004      0.982          0.990              4,059
                                                       2003      1.000          0.982                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.103                 --
                                                       2005      0.996          0.986             42,144
                                                       2004      1.024          0.996              1,156

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.084          1.146                 --
                                                       2005      1.068          1.084            186,257
                                                       2004      1.044          1.068                 --
                                                       2003      1.000          1.044                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.213          1.293          1,855,668
                                                       2009      1.057          1.213          1,716,896
                                                       2008      1.090          1.057          1,132,743
                                                       2007      1.079          1.090            851,738

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.963          1.029          1,002,389
                                                       2009      0.850          0.963            971,619
                                                       2008      1.289          0.850          1,152,185
                                                       2007      1.238          1.289            738,635
                                                       2006      1.080          1.238            648,536
                                                       2005      0.986          1.080            247,718

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      2.751          3.111            467,709
                                                       2009      1.616          2.751            478,714
                                                       2008      3.962          1.616            392,743
                                                       2007      2.843          3.962            362,481
                                                       2006      2.145          2.843            279,464
                                                       2005      1.593          2.145            110,248
                                                       2004      1.372          1.593                 --
                                                       2003      1.000          1.372                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.159          1.352            470,533
                                                       2009      1.040          1.159            499,243
                                                       2008      1.530          1.040            562,329
                                                       2007      1.556          1.530            692,157
                                                       2006      1.302          1.556            387,094
                                                       2005      1.261          1.302            159,828
                                                       2004      1.111          1.261              1,953
                                                       2003      1.000          1.111                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.236          1.354                 --
                                                       2006      1.060          1.236              4,418
                                                       2005      0.977          1.060             19,224

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.454          1.837                 --
                                                       2005      1.379          1.454             26,518
                                                       2004      1.193          1.379                 --
                                                       2003      0.990          1.193                 --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.164          1.318            782,086
                                                       2009      0.953          1.164            827,996
                                                       2008      1.484          0.953            870,388
                                                       2007      1.448          1.484            876,327
                                                       2006      1.272          1.448            455,560
                                                       2005      1.227          1.272            394,294
                                                       2004      1.131          1.227                 --
                                                       2003      1.000          1.131                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.729          0.725                 --
                                                       2008      1.133          0.729          2,782,170
                                                       2007      1.135          1.133          2,222,632
                                                       2006      1.035          1.135          1,424,978
                                                       2005      0.996          1.035            114,430

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.222          1.307                 --
                                                       2009      0.780          1.222          2,153,739
                                                       2008      1.239          0.780          1,561,877
                                                       2007      1.200          1.239          1,488,718
                                                       2006      1.133          1.200            873,996
                                                       2005      1.139          1.133            152,759
                                                       2004      1.081          1.139                 --
                                                       2003      1.000          1.081                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.732          0.699                 --
                                                       2008      1.243          0.732          1,046,766
                                                       2007      1.208          1.243            901,767
                                                       2006      1.079          1.208            783,935
                                                       2005      1.003          1.079            471,583

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.996          1.118         67,093,347
                                                       2009      0.767          0.996         69,942,656
                                                       2008      1.208          0.767         73,180,720
                                                       2007      1.168          1.208         60,850,809
                                                       2006      1.060          1.168         37,017,997
                                                       2005      0.983          1.060          1,160,964

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.013          1.129         27,045,384
                                                       2009      0.788          1.013         27,575,738
                                                       2008      1.169          0.788         29,025,111
                                                       2007      1.131          1.169         25,120,906
                                                       2006      1.045          1.131         14,750,685
                                                       2005      0.992          1.045            707,003

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.637          0.670                 --
                                                       2008      1.278          0.637            187,658
                                                       2007      1.216          1.278            177,229
                                                       2006      1.140          1.216             37,847
                                                       2005      1.129          1.140             10,683
                                                       2004      1.086          1.129                 --
                                                       2003      1.000          1.086                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.114          1.016                 --
                                                       2008      2.077          1.114            156,850
                                                       2007      1.875          2.077            172,734
                                                       2006      1.563          1.875            123,275
                                                       2005      1.387          1.563             39,036
                                                       2004      1.197          1.387                 --
                                                       2003      0.996          1.197                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.353          1.560            699,721
                                                       2009      1.104          1.353            763,643
                                                       2008      1.704          1.104            724,375
                                                       2007      1.653          1.704            720,776
                                                       2006      1.505          1.653            501,696
                                                       2005      1.430          1.505            225,231
                                                       2004      1.200          1.430             14,164
                                                       2003      1.000          1.200                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.740          0.760                 --
                                                       2008      1.227          0.740            344,348
                                                       2007      1.160          1.227            381,437
                                                       2006      1.153          1.160            321,566
                                                       2005      1.090          1.153            150,546
                                                       2004      1.028          1.090              2,106

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.477          1.858            266,952
                                                       2009      1.148          1.477            265,718
                                                       2008      1.904          1.148            250,224
                                                       2007      2.406          1.904            334,000
                                                       2006      1.802          2.406            251,457
                                                       2005      1.603          1.802            107,773
                                                       2004      1.211          1.603                788
                                                       2003      1.000          1.211                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.153          1.356                 --
                                                       2006      1.093          1.153             74,198
                                                       2005      1.068          1.093             36,466
                                                       2004      1.061          1.068                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.945          0.900                 --
                                                       2008      1.560          0.945            318,190
                                                       2007      1.719          1.560            300,267
                                                       2006      1.539          1.719            252,134
                                                       2005      1.416          1.539             87,838
                                                       2004      1.207          1.416                 --
                                                       2003      1.000          1.207                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.291          1.368                 --
                                                       2005      1.299          1.291              1,437
                                                       2004      1.173          1.299                 --
                                                       2003      1.000          1.173                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.050          1.108                 --
                                                       2008      1.215          1.050          3,917,463
                                                       2007      1.170          1.215          3,385,599
                                                       2006      1.126          1.170          1,734,444
                                                       2005      1.123          1.126            563,381
                                                       2004      1.044          1.123             20,010
                                                       2003      1.000          1.044                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.405          1.399                 --
                                                       2006      1.248          1.405            199,064
                                                       2005      1.219          1.248            146,050
                                                       2004      1.119          1.219                 --
                                                       2003      0.993          1.119                 --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.169          1.243               --
                                                       2006      1.127          1.169          100,852
                                                       2005      1.062          1.127          102,564
                                                       2004      1.000          1.062               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.339          1.320               --
                                                       2007      1.253          1.339           48,930
                                                       2006      1.155          1.253           20,570
                                                       2005      1.101          1.155               --
                                                       2004      1.000          1.101               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      0.981          1.157           95,277
                                                       2009      0.855          0.981           97,909
                                                       2008      1.199          0.855           27,190
                                                       2007      1.260          1.199           28,069
                                                       2006      1.101          1.260           23,082
                                                       2005      1.088          1.101           21,819
                                                       2004      1.000          1.088               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.035          1.291            9,504
                                                       2009      0.737          1.035           10,090
                                                       2008      1.311          0.737           13,652
                                                       2007      1.206          1.311           45,305
                                                       2006      1.134          1.206           27,980
                                                       2005      1.107          1.134               --
                                                       2004      1.000          1.107               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.300          1.378            1,289
                                                       2009      0.970          1.300            4,681
                                                       2008      1.665          0.970            6,651
                                                       2007      1.475          1.665            5,990
                                                       2006      1.242          1.475            6,566
                                                       2005      1.153          1.242            6,907
                                                       2004      1.000          1.153            2,400

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.900          1.098           73,857
                                                       2009      0.686          0.900           80,596
                                                       2008      1.181          0.686           78,465
                                                       2007      1.232          1.181           76,228

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.898          0.985               --
                                                       2009      0.749          0.898               --
                                                       2008      1.178          0.749               --
                                                       2007      1.179          1.178           39,991

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.960          1.095               --
                                                       2009      0.759          0.960               --
                                                       2008      1.224          0.759               --
                                                       2007      1.284          1.224               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      0.976          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.154          1.184               --
                                                       2006      1.052          1.154           22,928
                                                       2005      1.044          1.052               --
                                                       2004      1.000          1.044               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.204          1.243               --
                                                       2006      1.112          1.204           51,528
                                                       2005      1.037          1.112            8,278
                                                       2004      1.000          1.037               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.318          1.387          135,492

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.893          1.072          223,296
                                                       2009      0.667          0.893          229,127
                                                       2008      1.061          0.667          251,501

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.714          0.677               --
                                                       2008      1.276          0.714           91,316
                                                       2007      1.228          1.276           94,385

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.284          1.398          246,499
                                                       2009      0.998          1.284          285,027
                                                       2008      1.771          0.998          327,394
                                                       2007      1.694          1.771               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.833          0.891           70,502
                                                       2009      0.593          0.833           65,912
                                                       2008      1.121          0.593           68,441
                                                       2007      1.003          1.121          108,075
                                                       2006      0.994          1.003           88,431

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.289          1.413          312,156
                                                       2009      1.059          1.289          315,972

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.872          1.019           98,884
                                                       2009      0.696          0.872          100,754

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.036          1.013           38,483
                                                       2009      1.055          1.036           62,582
                                                       2008      1.049          1.055           13,530
                                                       2007      1.022          1.049           24,586
                                                       2006      1.003          1.022           16,140

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.953          1.024          121,799
                                                       2009      0.824          0.953          131,336
                                                       2008      1.086          0.824          134,127
                                                       2007      1.109          1.086          193,463

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.865          0.980          182,880
                                                       2009      0.633          0.865          200,176
                                                       2008      1.088          0.633          186,927
                                                       2007      1.047          1.088          195,182
                                                       2006      0.996          1.047          213,066

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997           15,391
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.092          1.138               --
                                                       2005      1.065          1.092            8,108
                                                       2004      1.000          1.065               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.299          1.411               --
                                                       2005      1.165          1.299          130,974
                                                       2004      1.000          1.165               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.996          1.028               --
                                                       2006      0.987          0.996           40,869
                                                       2005      0.992          0.987           39,202
                                                       2004      1.000          0.992               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.102               --
                                                       2005      0.996          0.986               --
                                                       2004      1.024          0.996               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.094               --
                                                       2005      1.020          1.035            3,976
                                                       2004      1.000          1.020               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.212          1.291           29,176
                                                       2009      1.057          1.212           20,384
                                                       2008      1.090          1.057           19,251
                                                       2007      1.079          1.090           35,992

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.960          1.026           55,757
                                                       2009      0.849          0.960           60,086
                                                       2008      1.287          0.849           58,191
                                                       2007      1.237          1.287           57,785
                                                       2006      1.080          1.237               --
                                                       2005      0.986          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      1.968          2.224           36,996
                                                       2009      1.156          1.968           41,530
                                                       2008      2.837          1.156           47,696
                                                       2007      2.037          2.837           42,036
                                                       2006      1.537          2.037           27,146
                                                       2005      1.142          1.537               --
                                                       2004      1.000          1.142               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.038          1.210               --
                                                       2009      0.932          1.038               --
                                                       2008      1.371          0.932               --
                                                       2007      1.395          1.371               --
                                                       2006      1.168          1.395               --
                                                       2005      1.132          1.168               --
                                                       2004      1.000          1.132               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235            3,927
                                                       2005      0.977          1.059            3,937

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.257          1.586               --
                                                       2005      1.192          1.257               --
                                                       2004      1.000          1.192               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.044          1.181          130,249
                                                       2009      0.855          1.044          136,301
                                                       2008      1.332          0.855          127,614
                                                       2007      1.300          1.332          135,240
                                                       2006      1.143          1.300          141,624
                                                       2005      1.103          1.143          140,572
                                                       2004      1.000          1.103               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.727          0.724               --
                                                       2008      1.132          0.727           16,031
                                                       2007      1.134          1.132           17,782
                                                       2006      1.035          1.134            1,902
                                                       2005      0.996          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.103          1.180               --
                                                       2009      0.705          1.103              848
                                                       2008      1.120          0.705              993
                                                       2007      1.085          1.120          238,858
                                                       2006      1.025          1.085          359,442
                                                       2005      1.031          1.025               --
                                                       2004      1.000          1.031               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.731          0.698               --
                                                       2008      1.242          0.731          131,565
                                                       2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      1.003          1.079               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.993          1.114          123,368
                                                       2009      0.766          0.993          123,409
                                                       2008      1.206          0.766            9,172
                                                       2007      1.167          1.206               --
                                                       2006      1.059          1.167               --
                                                       2005      0.983          1.059               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.010          1.126           41,651
                                                       2009      0.786          1.010           41,794
                                                       2008      1.167          0.786           41,987
                                                       2007      1.130          1.167           45,883
                                                       2006      1.045          1.130           45,924
                                                       2005      0.992          1.045           40,276

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.597          0.627               --
                                                       2008      1.197          0.597               --
                                                       2007      1.140          1.197               --
                                                       2006      1.069          1.140               --
                                                       2005      1.060          1.069               --
                                                       2004      1.000          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.946          0.863               --
                                                       2008      1.763          0.946               --
                                                       2007      1.593          1.763               --
                                                       2006      1.329          1.593               --
                                                       2005      1.180          1.329               --
                                                       2004      1.000          1.180               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.104          1.273               --
                                                       2009      0.901          1.104               --
                                                       2008      1.392          0.901               --
                                                       2007      1.351          1.392               --
                                                       2006      1.231          1.351               --
                                                       2005      1.170          1.231               --
                                                       2004      1.000          1.170               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.738          0.758               --
                                                       2008      1.224          0.738           72,759
                                                       2007      1.158          1.224           77,665
                                                       2006      1.152          1.158           82,911
                                                       2005      1.089          1.152           81,915
                                                       2004      1.028          1.089               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.140          1.433           54,993
                                                       2009      0.886          1.140           57,343
                                                       2008      1.470          0.886           46,566
                                                       2007      1.859          1.470           76,956
                                                       2006      1.393          1.859           47,009
                                                       2005      1.240          1.393            6,621
                                                       2004      1.000          1.240               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.151          1.353               --
                                                       2006      1.092          1.151            3,723
                                                       2005      1.068          1.092               --
                                                       2004      1.061          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.757          0.721               --
                                                       2008      1.251          0.757           41,620
                                                       2007      1.378          1.251           34,778
                                                       2006      1.235          1.378            5,080
                                                       2005      1.137          1.235               --
                                                       2004      1.000          1.137               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.082          1.146               --
                                                       2005      1.089          1.082               --
                                                       2004      1.000          1.089               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.987          1.042               --
                                                       2008      1.143          0.987          132,054
                                                       2007      1.101          1.143          161,643
                                                       2006      1.060          1.101          165,687
                                                       2005      1.058          1.060          152,594
                                                       2004      1.000          1.058               --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.253          1.247               --
                                                       2006      1.113          1.253           13,181
                                                       2005      1.088          1.113           13,647
                                                       2004      1.000          1.088               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.393          1.482                --
                                                       2006      1.344          1.393           684,855
                                                       2005      1.267          1.344           716,175
                                                       2004      1.219          1.267           689,264
                                                       2003      1.000          1.219           128,865

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.669          1.645                --
                                                       2007      1.563          1.669           289,693
                                                       2006      1.441          1.563           285,922
                                                       2005      1.374          1.441           283,768
                                                       2004      1.238          1.374           241,962
                                                       2003      1.000          1.238            19,208

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.180          1.391           761,573
                                                       2009      1.029          1.180           826,413
                                                       2008      1.444          1.029           970,424
                                                       2007      1.518          1.444         1,157,148
                                                       2006      1.327          1.518         1,295,206
                                                       2005      1.312          1.327         1,395,984
                                                       2004      1.210          1.312         1,267,817
                                                       2003      1.000          1.210           302,021

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.349          1.683           433,418
                                                       2009      0.962          1.349           499,780
                                                       2008      1.711          0.962           423,284
                                                       2007      1.574          1.711           474,991
                                                       2006      1.482          1.574           528,578
                                                       2005      1.447          1.482           543,569
                                                       2004      1.328          1.447           524,690
                                                       2003      1.000          1.328           177,710

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.735          1.838           726,578
                                                       2009      1.296          1.735           720,976
                                                       2008      2.224          1.296           654,891
                                                       2007      1.971          2.224           723,589
                                                       2006      1.661          1.971           709,070
                                                       2005      1.542          1.661         1,084,809
                                                       2004      1.331          1.542           561,804
                                                       2003      1.000          1.331            93,864

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.151          1.403           692,220
                                                       2009      0.878          1.151           773,260
                                                       2008      1.512          0.878           830,731
                                                       2007      1.577          1.512           920,562

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.009          1.106           215,436
                                                       2009      0.842          1.009           224,692
                                                       2008      1.325          0.842           234,511
                                                       2007      1.326          1.325           235,616

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.255          1.431           123,958
                                                       2009      0.993          1.255           143,417
                                                       2008      1.602          0.993           161,507
                                                       2007      1.681          1.602           189,239

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.187          1.241                --
                                                       2006      1.030          1.187               532
                                                       2005      0.976          1.030                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.298          1.332                --
                                                       2006      1.183          1.298           241,915
                                                       2005      1.176          1.183           250,017
                                                       2004      1.109          1.176           176,553
                                                       2003      1.000          1.109            65,191

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.542          1.592                --
                                                       2006      1.424          1.542         1,052,608
                                                       2005      1.329          1.424         1,089,644
                                                       2004      1.250          1.329         1,018,896
                                                       2003      1.000          1.250           258,579

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.445          1.520         1,528,073

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.890          1.069           576,675
                                                       2009      0.666          0.890           666,203
                                                       2008      1.060          0.666           700,535

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.851          0.806                --
                                                       2008      1.520          0.851           503,405
                                                       2007      1.463          1.520           565,992

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.627          1.771           574,162
                                                       2009      1.265          1.627           564,512
                                                       2008      2.246          1.265           655,778
                                                       2007      2.149          2.246            38,853

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.831          0.889           519,645
                                                       2009      0.592          0.831           514,686
                                                       2008      1.120          0.592           395,198
                                                       2007      1.003          1.120           408,151
                                                       2006      0.994          1.003           386,089

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.264          1.384         1,803,608
                                                       2009      1.039          1.264         1,734,673

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.037          1.213           495,260
                                                       2009      0.829          1.037           495,607

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.019          0.996         2,788,304
                                                       2009      1.038          1.019         2,986,298
                                                       2008      1.033          1.038         4,776,389
                                                       2007      1.006          1.033         2,191,855
                                                       2006      0.988          1.006         3,150,633

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.952          1.021           417,631
                                                       2009      0.823          0.952           377,004
                                                       2008      1.085          0.823           237,057
                                                       2007      1.109          1.085           467,325

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.863          0.978           617,126
                                                       2009      0.632          0.863           683,959
                                                       2008      1.087          0.632           749,310
                                                       2007      1.047          1.087           994,696
                                                       2006      0.996          1.047         1,017,666

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982         2,155,851
                                                       2004      0.989          0.977         1,991,303
                                                       2003      1.000          0.989           226,850

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.310          1.366                --
                                                       2005      1.278          1.310           403,382
                                                       2004      1.227          1.278           357,913
                                                       2003      1.000          1.227            81,960

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.821          1.978                --
                                                       2005      1.634          1.821           582,730
                                                       2004      1.406          1.634           550,598
                                                       2003      1.000          1.406            77,896

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.000          1.032                --
                                                       2006      0.992          1.000           987,161
                                                       2005      0.997          0.992           995,000
                                                       2004      0.991          0.997           954,321
                                                       2003      1.000          0.991           271,430

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.100                --
                                                       2005      0.996          0.985           197,218
                                                       2004      1.024          0.996           192,784

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.144          1.209                --
                                                       2005      1.129          1.144           304,506
                                                       2004      1.105          1.129           234,673
                                                       2003      1.000          1.105            57,723

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.211          1.289           803,814
                                                       2009      1.056          1.211         1,019,208
                                                       2008      1.090          1.056         1,064,525
                                                       2007      1.079          1.090           938,618

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.958          1.023           214,775
                                                       2009      0.847          0.958           227,693
                                                       2008      1.285          0.847           379,868
                                                       2007      1.236          1.285           245,422
                                                       2006      1.080          1.236           212,933
                                                       2005      0.986          1.080           155,229

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      2.994          3.382           432,005
                                                       2009      1.760          2.994           429,992
                                                       2008      4.320          1.760           286,616
                                                       2007      3.104          4.320           338,459
                                                       2006      2.344          3.104           393,737
                                                       2005      1.743          2.344           452,600
                                                       2004      1.503          1.743           420,827
                                                       2003      1.000          1.503            10,906

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.243          1.449           766,227
                                                       2009      1.117          1.243           851,285
                                                       2008      1.644          1.117           892,893
                                                       2007      1.674          1.644           986,290
                                                       2006      1.402          1.674         1,013,761
                                                       2005      1.360          1.402         1,306,649
                                                       2004      1.199          1.360         1,020,839
                                                       2003      1.000          1.199           384,020

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.234          1.350                --
                                                       2006      1.059          1.234             5,287
                                                       2005      0.977          1.059                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.554          1.961                --
                                                       2005      1.475          1.554           106,663
                                                       2004      1.277          1.475           116,206
                                                       2003      1.000          1.277            24,796

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.234          1.396         1,244,773
                                                       2009      1.011          1.234         1,358,317
                                                       2008      1.577          1.011         1,630,924
                                                       2007      1.540          1.577         1,911,491
                                                       2006      1.354          1.540         1,522,423
                                                       2005      1.308          1.354         1,615,646
                                                       2004      1.207          1.308         1,563,684
                                                       2003      1.000          1.207           389,324

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.726          0.722                --
                                                       2008      1.130          0.726           111,038
                                                       2007      1.133          1.130            73,539
                                                       2006      1.035          1.133            35,830
                                                       2005      0.996          1.035            24,020

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.289          1.378                --
                                                       2009      0.824          1.289         1,503,215
                                                       2008      1.310          0.824         1,550,398
                                                       2007      1.270          1.310         1,786,961
                                                       2006      1.200          1.270         2,163,697
                                                       2005      1.208          1.200         2,155,405
                                                       2004      1.147          1.208         2,106,122
                                                       2003      1.000          1.147           758,360

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.729          0.696                --
                                                       2008      1.240          0.729           170,763
                                                       2007      1.206          1.240           177,545
                                                       2006      1.079          1.206           177,551
                                                       2005      1.003          1.079           177,118

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.991          1.111           517,405
                                                       2009      0.764          0.991           678,317
                                                       2008      1.205          0.764           742,446
                                                       2007      1.166          1.205           787,443
                                                       2006      1.059          1.166           695,213
                                                       2005      0.983          1.059           719,613

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.008          1.122         2,618,202
                                                       2009      0.785          1.008         2,174,172
                                                       2008      1.166          0.785         1,024,682
                                                       2007      1.129          1.166         1,224,317
                                                       2006      1.044          1.129           829,791
                                                       2005      0.992          1.044           516,585

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.671          0.704                --
                                                       2008      1.346          0.671           297,112
                                                       2007      1.282          1.346           341,783
                                                       2006      1.203          1.282           353,351
                                                       2005      1.193          1.203           347,038
                                                       2004      1.148          1.193           329,029
                                                       2003      1.000          1.148           138,078

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.188          1.084                --
                                                       2008      2.217          1.188           351,206
                                                       2007      2.003          2.217           418,217
                                                       2006      1.672          2.003           387,158
                                                       2005      1.485          1.672           296,327
                                                       2004      1.283          1.485           265,602
                                                       2003      1.000          1.283            18,951

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.476          1.700           606,780
                                                       2009      1.205          1.476           720,359
                                                       2008      1.862          1.205           736,715
                                                       2007      1.809          1.862           816,809
                                                       2006      1.649          1.809           908,073
                                                       2005      1.567          1.649           956,112
                                                       2004      1.317          1.567           816,187
                                                       2003      1.000          1.317           378,118

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.736          0.756                --
                                                       2008      1.222          0.736           387,382
                                                       2007      1.157          1.222           510,379
                                                       2006      1.151          1.157           624,559
                                                       2005      1.089          1.151           666,819
                                                       2004      1.028          1.089           449,970

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.522          1.912           265,534
                                                       2009      1.184          1.522           282,170
                                                       2008      1.965          1.184           274,615
                                                       2007      2.486          1.965           293,175
                                                       2006      1.864          2.486           337,527
                                                       2005      1.660          1.864           356,839
                                                       2004      1.255          1.660           339,942
                                                       2003      1.000          1.255           108,735

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.150          1.351                --
                                                       2006      1.091          1.150           137,831
                                                       2005      1.067          1.091           156,703
                                                       2004      1.061          1.067           141,213

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.049          0.999                --
                                                       2008      1.735          1.049           490,764
                                                       2007      1.913          1.735           553,519
                                                       2006      1.715          1.913           606,443
                                                       2005      1.579          1.715           558,956
                                                       2004      1.348          1.579           518,018
                                                       2003      1.000          1.348           236,961

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.406          1.488                --
                                                       2005      1.415          1.406            90,044
                                                       2004      1.279          1.415            86,203
                                                       2003      1.000          1.279            50,082

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.084          1.144                --
                                                       2008      1.256          1.084         1,415,802
                                                       2007      1.211          1.256         1,871,087
                                                       2006      1.166          1.211         2,072,843
                                                       2005      1.165          1.166         2,115,772
                                                       2004      1.084          1.165         1,984,753
                                                       2003      1.000          1.084           281,928

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.485          1.477                --
                                                       2006      1.320          1.485           733,116
                                                       2005      1.291          1.320           776,783
                                                       2004      1.186          1.291           755,244
                                                       2003      1.000          1.186            12,737




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.166          1.239                 --
                                                       2006      1.125          1.166                 --
                                                       2005      1.061          1.125                 --
                                                       2004      1.000          1.061                 --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.334          1.315                 --
                                                       2007      1.250          1.334                 --
                                                       2006      1.153          1.250                 --
                                                       2005      1.100          1.153                 --
                                                       2004      1.000          1.100                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      0.975          1.149             22,127
                                                       2009      0.851          0.975             23,472
                                                       2008      1.195          0.851             23,472
                                                       2007      1.257          1.195             23,472
                                                       2006      1.099          1.257             23,472
                                                       2005      1.087          1.099                 --
                                                       2004      1.000          1.087                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.029          1.282                 --
                                                       2009      0.734          1.029                 --
                                                       2008      1.306          0.734                 --
                                                       2007      1.202          1.306                 --
                                                       2006      1.132          1.202                 --
                                                       2005      1.106          1.132                 --
                                                       2004      1.000          1.106                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.293          1.369                 --
                                                       2009      0.966          1.293                 --
                                                       2008      1.659          0.966                 --
                                                       2007      1.471          1.659                 --
                                                       2006      1.240          1.471                 --
                                                       2005      1.152          1.240                 --
                                                       2004      1.000          1.152                 --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.895          1.091                 (0)
                                                       2009      0.683          0.895                 (0)
                                                       2008      1.177          0.683             24,358
                                                       2007      1.228          1.177             24,358

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.893          0.978            403,758
                                                       2009      0.746          0.893            436,993
                                                       2008      1.174          0.746            425,987
                                                       2007      1.176          1.174            517,962

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.955          1.087                 --
                                                       2009      0.756          0.955                 --
                                                       2008      1.220          0.756                 --
                                                       2007      1.280          1.220                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.185          1.239                 --
                                                       2006      1.030          1.185                 --
                                                       2005      0.976          1.030                 --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.151          1.181                 --
                                                       2006      1.050          1.151            156,511
                                                       2005      1.044          1.050                 --
                                                       2004      1.000          1.044                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.201          1.239                 --
                                                       2006      1.110          1.201             24,358
                                                       2005      1.036          1.110                 --
                                                       2004      1.000          1.036                 --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.310          1.377            466,033

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.888          1.066              1,211
                                                       2009      0.665          0.888              1,320
                                                       2008      1.058          0.665              1,150

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.711          0.674                 --
                                                       2008      1.271          0.711                 --
                                                       2007      1.224          1.271                 --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.276          1.389            110,147
                                                       2009      0.993          1.276            123,124
                                                       2008      1.764          0.993            144,732
                                                       2007      1.688          1.764                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.830          0.886                 --
                                                       2009      0.591          0.830                 --
                                                       2008      1.119          0.591                 --
                                                       2007      1.003          1.119                 --
                                                       2006      0.994          1.003                 --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.282          1.403          2,766,113
                                                       2009      1.054          1.282          1,986,678

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.866          1.012                 --
                                                       2009      0.693          0.866                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.030          1.006          3,591,722
                                                       2009      1.050          1.030          5,196,783
                                                       2008      1.045          1.050          5,906,840
                                                       2007      1.019          1.045          5,419,780
                                                       2006      1.001          1.019          3,247,845

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.950          1.019          1,256,163
                                                       2009      0.822          0.950          1,626,999
                                                       2008      1.084          0.822            737,743
                                                       2007      1.108          1.084            451,073

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.861          0.975                 --
                                                       2009      0.631          0.861                 --
                                                       2008      1.087          0.631                 --
                                                       2007      1.046          1.087                 --
                                                       2006      0.996          1.046                 --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                 --
                                                       2005      0.990          0.995                 --
                                                       2004      1.000          0.990                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.090          1.136                 --
                                                       2005      1.064          1.090                 --
                                                       2004      1.000          1.064                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.296          1.408                 --
                                                       2005      1.164          1.296                 --
                                                       2004      1.000          1.164                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.024                 --
                                                       2006      0.986          0.993            104,391
                                                       2005      0.991          0.986                 --
                                                       2004      1.000          0.991                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.984          1.099                 --
                                                       2005      0.995          0.984                 --
                                                       2004      1.024          0.995                 --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.033          1.091                 --
                                                       2005      1.019          1.033                 --
                                                       2004      1.000          1.019                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.209          1.287          1,592,349
                                                       2009      1.056          1.209          1,616,425
                                                       2008      1.090          1.056            761,951
                                                       2007      1.079          1.090            358,272

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.956          1.020             22,919
                                                       2009      0.845          0.956             24,311
                                                       2008      1.283          0.845             24,311
                                                       2007      1.235          1.283             24,311
                                                       2006      1.079          1.235             24,311
                                                       2005      0.986          1.079                 --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      1.956          2.209                 --
                                                       2009      1.151          1.956                 --
                                                       2008      2.826          1.151             15,081
                                                       2007      2.031          2.826             15,081
                                                       2006      1.534          2.031             15,081
                                                       2005      1.142          1.534                 --
                                                       2004      1.000          1.142                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.032          1.202             20,126
                                                       2009      0.928          1.032             21,349
                                                       2008      1.366          0.928             21,349
                                                       2007      1.391          1.366             21,349
                                                       2006      1.166          1.391             21,349
                                                       2005      1.131          1.166                 --
                                                       2004      1.000          1.131                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.233          1.348                 --
                                                       2006      1.058          1.233                 --
                                                       2005      0.977          1.058                 --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.254          1.582                 --
                                                       2005      1.191          1.254                 --
                                                       2004      1.000          1.191                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.038          1.173                 --
                                                       2009      0.851          1.038                 --
                                                       2008      1.327          0.851                 --
                                                       2007      1.297          1.327                 --
                                                       2006      1.141          1.297                 --
                                                       2005      1.102          1.141                 --
                                                       2004      1.000          1.102                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.724          0.721                 --
                                                       2008      1.129          0.724          1,317,304
                                                       2007      1.132          1.129          1,404,189
                                                       2006      1.034          1.132            855,991
                                                       2005      0.996          1.034                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.097          1.173                 --
                                                       2009      0.702          1.097            490,933
                                                       2008      1.116          0.702            510,145
                                                       2007      1.082          1.116            524,531
                                                       2006      1.023          1.082            425,874
                                                       2005      1.030          1.023                 --
                                                       2004      1.000          1.030                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.728          0.695                 --
                                                       2008      1.238          0.728                 --
                                                       2007      1.205          1.238                 --
                                                       2006      1.078          1.205                 --
                                                       2005      1.003          1.078                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.988          1.108         72,697,844
                                                       2009      0.763          0.988         73,786,672
                                                       2008      1.203          0.763         75,458,706
                                                       2007      1.165          1.203         60,691,117
                                                       2006      1.058          1.165         31,526,282
                                                       2005      0.982          1.058                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.006          1.119         22,427,269
                                                       2009      0.783          1.006         22,502,046
                                                       2008      1.164          0.783         22,384,664
                                                       2007      1.128          1.164         21,116,559
                                                       2006      1.044          1.128         12,102,828
                                                       2005      0.992          1.044                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.594          0.624                 --
                                                       2008      1.193          0.594                 --
                                                       2007      1.137          1.193                 --
                                                       2006      1.067          1.137                 --
                                                       2005      1.059          1.067                 --
                                                       2004      1.000          1.059                 --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.941          0.858                 --
                                                       2008      1.757          0.941                 --
                                                       2007      1.588          1.757                 --
                                                       2006      1.326          1.588                 --
                                                       2005      1.179          1.326                 --
                                                       2004      1.000          1.179                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.098          1.264                 --
                                                       2009      0.897          1.098                 --
                                                       2008      1.387          0.897                 --
                                                       2007      1.348          1.387                 --
                                                       2006      1.229          1.348                 --
                                                       2005      1.169          1.229                 --
                                                       2004      1.000          1.169                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.735          0.755                 --
                                                       2008      1.220          0.735                 --
                                                       2007      1.155          1.220                 --
                                                       2006      1.150          1.155                 --
                                                       2005      1.088          1.150                 --
                                                       2004      1.028          1.088                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.133          1.423                 --
                                                       2009      0.882          1.133                 --
                                                       2008      1.465          0.882                 --
                                                       2007      1.854          1.465                 --
                                                       2006      1.391          1.854                 --
                                                       2005      1.239          1.391                 --
                                                       2004      1.000          1.239                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.148          1.348                 --
                                                       2006      1.090          1.148                 --
                                                       2005      1.067          1.090                 --
                                                       2004      1.061          1.067                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.753          0.717                 --
                                                       2008      1.246          0.753                 --
                                                       2007      1.374          1.246                 --
                                                       2006      1.233          1.374                 --
                                                       2005      1.136          1.233                 --
                                                       2004      1.000          1.136                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.081          1.144                 --
                                                       2005      1.088          1.081                 --
                                                       2004      1.000          1.088                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.982          1.036                 --
                                                       2008      1.139          0.982          2,205,080
                                                       2007      1.098          1.139          1,593,842
                                                       2006      1.058          1.098            530,231
                                                       2005      1.057          1.058                 --
                                                       2004      1.000          1.057                 --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.249          1.242                 --
                                                       2006      1.111          1.249                 --
                                                       2005      1.087          1.111                 --
                                                       2004      1.000          1.087                 --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.158          1.231                --
                                                       2006      1.118          1.158            59,982
                                                       2005      1.054          1.118            38,132
                                                       2004      1.000          1.054             7,548

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.289          1.271                --
                                                       2007      1.209          1.289           115,905
                                                       2006      1.115          1.209           110,704
                                                       2005      1.065          1.115            53,945
                                                       2004      1.000          1.065             7,466

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      0.959          1.129           191,623
                                                       2009      0.837          0.959           225,156
                                                       2008      1.176          0.837           546,969
                                                       2007      1.238          1.176           182,271
                                                       2006      1.083          1.238           163,308
                                                       2005      1.072          1.083           116,508
                                                       2004      1.000          1.072             7,444

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.006          1.254           735,241
                                                       2009      0.718          1.006           818,470
                                                       2008      1.279          0.718           230,857
                                                       2007      1.178          1.279           240,490
                                                       2006      1.110          1.178           144,195
                                                       2005      1.085          1.110            83,477
                                                       2004      1.000          1.085                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.294          1.369           491,308
                                                       2009      0.967          1.294           776,946
                                                       2008      1.661          0.967           734,973
                                                       2007      1.474          1.661         1,009,051
                                                       2006      1.243          1.474         1,120,661
                                                       2005      1.156          1.243           740,036
                                                       2004      1.000          1.156                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.907          1.104           652,741
                                                       2009      0.692          0.907           153,130
                                                       2008      1.194          0.692            95,128
                                                       2007      1.246          1.194            89,097

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.899          0.984           328,034
                                                       2009      0.751          0.899           318,021
                                                       2008      1.183          0.751           281,318
                                                       2007      1.185          1.183           271,788

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.956          1.089            51,390
                                                       2009      0.757          0.956            51,398
                                                       2008      1.223          0.757            51,407
                                                       2007      1.284          1.223           223,404

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.184          1.238                --
                                                       2006      1.029          1.184                --
                                                       2005      0.976          1.029                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.161          1.190                --
                                                       2006      1.059          1.161           198,392
                                                       2005      1.053          1.059            34,644
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.218          1.257                --
                                                       2006      1.127          1.218            72,212
                                                       2005      1.052          1.127            47,398
                                                       2004      1.000          1.052                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.327          1.394           615,186

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.886          1.063           188,939
                                                       2009      0.664          0.886           189,232
                                                       2008      1.057          0.664           181,467

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.705          0.668                --
                                                       2008      1.262          0.705            99,535
                                                       2007      1.215          1.262            71,136

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.283          1.396           214,340
                                                       2009      0.999          1.283           214,349
                                                       2008      1.776          0.999           358,020
                                                       2007      1.700          1.776                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.828          0.884           841,661
                                                       2009      0.590          0.828         1,015,192
                                                       2008      1.118          0.590           167,030
                                                       2007      1.002          1.118           290,116
                                                       2006      0.994          1.002            94,508

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.330          1.455           339,841
                                                       2009      1.094          1.330           343,294

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.859          1.003           111,124
                                                       2009      0.687          0.859           107,639

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.032          1.007           954,833
                                                       2009      1.052          1.032           993,445
                                                       2008      1.048          1.052         1,168,375
                                                       2007      1.022          1.048         1,099,935
                                                       2006      1.005          1.022           497,072

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.948          1.016           199,582
                                                       2009      0.821          0.948           185,689
                                                       2008      1.083          0.821           112,301
                                                       2007      1.108          1.083            19,627

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998           461,847
                                                       2004      1.000          0.994           122,820

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.117                --
                                                       2005      1.047          1.071            53,520
                                                       2004      1.000          1.047                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.301          1.413                --
                                                       2005      1.169          1.301            89,563
                                                       2004      1.000          1.169             9,314

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.033          1.065                --
                                                       2006      1.026          1.033            84,767
                                                       2005      1.032          1.026            98,253
                                                       2004      1.000          1.032             7,393

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.980          1.094                --
                                                       2005      0.992          0.980            15,212
                                                       2004      1.000          0.992                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.039          1.097                --
                                                       2005      1.026          1.039            22,643
                                                       2004      1.000          1.026                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.208          1.285           246,457
                                                       2009      1.055          1.208           284,015
                                                       2008      1.090          1.055           294,807
                                                       2007      1.079          1.090           234,900

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.953          1.017           236,235
                                                       2009      0.844          0.953           264,439
                                                       2008      1.281          0.844           857,034
                                                       2007      1.234          1.281           351,294
                                                       2006      1.079          1.234           201,298
                                                       2005      0.986          1.079           136,255

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      2.213          2.498           985,223
                                                       2009      1.303          2.213           997,453
                                                       2008      3.201          1.303           292,160
                                                       2007      2.302          3.201           515,195
                                                       2006      1.740          2.302           209,812
                                                       2005      1.295          1.740           102,894
                                                       2004      1.000          1.295                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.023          1.191           280,700
                                                       2009      0.920          1.023           263,632
                                                       2008      1.356          0.920           561,548
                                                       2007      1.382          1.356           240,910
                                                       2006      1.159          1.382           104,220
                                                       2005      1.125          1.159            61,267
                                                       2004      1.000          1.125             7,107

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.232          1.347                --
                                                       2006      1.058          1.232            22,468
                                                       2005      0.977          1.058             6,416

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.239          1.562                --
                                                       2005      1.177          1.239             3,465
                                                       2004      1.000          1.177                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.024          1.157           172,825
                                                       2009      0.840          1.024           215,152
                                                       2008      1.310          0.840           881,928
                                                       2007      1.281          1.310           284,877
                                                       2006      1.128          1.281           147,120
                                                       2005      1.090          1.128           135,807
                                                       2004      1.000          1.090            10,959

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.723          0.719                --
                                                       2008      1.127          0.723           670,127
                                                       2007      1.131          1.127           214,579
                                                       2006      1.034          1.131           155,784
                                                       2005      0.996          1.034            93,241

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.152          1.231                --
                                                       2009      0.737          1.152           569,576
                                                       2008      1.173          0.737           214,792
                                                       2007      1.138          1.173            84,970
                                                       2006      1.077          1.138           335,452
                                                       2005      1.085          1.077            57,814
                                                       2004      1.000          1.085                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.727          0.694                --
                                                       2008      1.236          0.727         1,350,331
                                                       2007      1.204          1.236         1,382,192
                                                       2006      1.078          1.204         1,246,773
                                                       2005      1.003          1.078           109,548

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.986          1.105         4,147,463
                                                       2009      0.761          0.986         4,383,896
                                                       2008      1.201          0.761         3,771,839
                                                       2007      1.164          1.201         3,807,967
                                                       2006      1.058          1.164         2,432,867
                                                       2005      0.982          1.058         1,070,196

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      1.003          1.116         2,283,225
                                                       2009      0.782          1.003         2,867,080
                                                       2008      1.163          0.782         2,930,986
                                                       2007      1.127          1.163         2,961,806
                                                       2006      1.043          1.127         2,396,758
                                                       2005      0.992          1.043           974,131

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.605          0.635                --
                                                       2008      1.216          0.605           118,118
                                                       2007      1.159          1.216           115,117
                                                       2006      1.089          1.159            74,435
                                                       2005      1.081          1.089            32,329
                                                       2004      1.000          1.081                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.932          0.850                --
                                                       2008      1.741          0.932           140,664
                                                       2007      1.575          1.741           142,119
                                                       2006      1.316          1.575           100,572
                                                       2005      1.170          1.316            18,065
                                                       2004      1.000          1.170                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.071          1.233           268,208
                                                       2009      0.876          1.071           606,425
                                                       2008      1.354          0.876           268,849
                                                       2007      1.317          1.354           135,325
                                                       2006      1.202          1.317           151,498
                                                       2005      1.143          1.202           116,815
                                                       2004      1.000          1.143             5,968

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.721          0.740                --
                                                       2008      1.197          0.721           389,611
                                                       2007      1.134          1.197           346,174
                                                       2006      1.130          1.134           234,746
                                                       2005      1.070          1.130           134,609
                                                       2004      1.000          1.070             6,264

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.193          1.497           436,616
                                                       2009      0.929          1.193           419,985
                                                       2008      1.543          0.929           252,574
                                                       2007      1.954          1.543           139,629
                                                       2006      1.467          1.954           102,400
                                                       2005      1.308          1.467            22,459
                                                       2004      1.000          1.308                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.086          1.275                --
                                                       2006      1.032          1.086            65,626
                                                       2005      1.010          1.032            23,437
                                                       2004      1.000          1.010             5,339

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.763          0.727                --
                                                       2008      1.264          0.763            80,722
                                                       2007      1.395          1.264            81,256
                                                       2006      1.251          1.395            91,468
                                                       2005      1.154          1.251            34,435
                                                       2004      1.000          1.154                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.099          1.164                --
                                                       2005      1.108          1.099            19,494
                                                       2004      1.000          1.108                --

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.018          1.074                --
                                                       2008      1.181          1.018           215,731
                                                       2007      1.140          1.181           181,819
                                                       2006      1.099          1.140           156,765
                                                       2005      1.098          1.099           126,879
                                                       2004      1.000          1.098            14,249

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.247          1.239                --
                                                       2006      1.110          1.247            94,358
                                                       2005      1.086          1.110            91,209
                                                       2004      1.000          1.086             7,336




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.383          1.470                 --
                                                       2006      1.337          1.383            101,352
                                                       2005      1.263          1.337             96,645
                                                       2004      1.217          1.263             71,222
                                                       2003      1.000          1.217             17,132

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.653          1.629                 --
                                                       2007      1.551          1.653            228,710
                                                       2006      1.433          1.551            230,681
                                                       2005      1.370          1.433            231,664
                                                       2004      1.237          1.370            231,533
                                                       2003      1.000          1.237             53,264

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      1.164          1.369            356,661
                                                       2009      1.017          1.164            424,566
                                                       2008      1.430          1.017            392,551
                                                       2007      1.507          1.430            418,742
                                                       2006      1.319          1.507            516,285
                                                       2005      1.308          1.319            488,275
                                                       2004      1.208          1.308            461,023
                                                       2003      1.000          1.208            256,644

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      1.331          1.657             62,052
                                                       2009      0.951          1.331             79,655
                                                       2008      1.695          0.951             80,904
                                                       2007      1.563          1.695             85,548
                                                       2006      1.474          1.563             86,830
                                                       2005      1.442          1.474            111,914
                                                       2004      1.326          1.442             82,149
                                                       2003      1.000          1.326              7,904

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.712          1.810            142,996
                                                       2009      1.281          1.712            159,291
                                                       2008      2.203          1.281            129,454
                                                       2007      1.957          2.203            262,279
                                                       2006      1.652          1.957            303,076
                                                       2005      1.537          1.652            162,941
                                                       2004      1.330          1.537            137,393
                                                       2003      1.000          1.330             19,832

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      1.136          1.382            153,060
                                                       2009      0.868          1.136            170,838
                                                       2008      1.498          0.868            180,966
                                                       2007      1.565          1.498            183,484

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.996          1.089            189,004
                                                       2009      0.832          0.996            216,896
                                                       2008      1.312          0.832            256,644
                                                       2007      1.316          1.312            267,905

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.239          1.409             26,289
                                                       2009      0.982          1.239             25,930
                                                       2008      1.587          0.982             16,093
                                                       2007      1.668          1.587             63,740

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.182          1.235                 --
                                                       2006      1.028          1.182                 --
                                                       2005      0.975          1.028                 --

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.289          1.321                 --
                                                       2006      1.177          1.289            243,704
                                                       2005      1.172          1.177            215,997
                                                       2004      1.108          1.172            206,442
                                                       2003      1.000          1.108             88,478

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.530          1.579                 --
                                                       2006      1.417          1.530            196,662
                                                       2005      1.325          1.417            199,956
                                                       2004      1.249          1.325            204,511
                                                       2003      1.000          1.249             96,304

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.425          1.497          1,324,886

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.882          1.057            341,884
                                                       2009      0.662          0.882            360,279
                                                       2008      1.054          0.662            353,144

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.841          0.797                 --
                                                       2008      1.506          0.841             59,726
                                                       2007      1.452          1.506             61,389

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.605          1.744             81,624
                                                       2009      1.251          1.605            160,878
                                                       2008      2.226          1.251            112,208
                                                       2007      2.132          2.226              5,549

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.825          0.880             77,258
                                                       2009      0.589          0.825            270,299
                                                       2008      1.117          0.589            135,501
                                                       2007      1.002          1.117            142,287
                                                       2006      0.994          1.002            150,303

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.248          1.364            542,857
                                                       2009      1.027          1.248            486,895

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      1.024          1.194             53,065
                                                       2009      0.819          1.024             64,955

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.005          0.980          1,480,833
                                                       2009      1.026          1.005          2,374,369
                                                       2008      1.023          1.026          1,756,078
                                                       2007      0.999          1.023          1,507,902
                                                       2006      0.982          0.999            325,640

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.945          1.012             58,722
                                                       2009      0.819          0.945            111,198
                                                       2008      1.081          0.819             51,801
                                                       2007      1.107          1.081            101,165

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.857          0.969             91,061
                                                       2009      0.628          0.857            124,034
                                                       2008      1.084          0.628            132,719
                                                       2007      1.045          1.084            120,402
                                                       2006      0.996          1.045            198,682

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                 --
                                                       2005      0.973          0.977            427,636
                                                       2004      0.988          0.973            519,442
                                                       2003      1.000          0.988             12,446

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.303          1.358                 --
                                                       2005      1.274          1.303            113,433
                                                       2004      1.225          1.274            120,474
                                                       2003      1.000          1.225             72,815

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.811          1.966                 --
                                                       2005      1.628          1.811             89,384
                                                       2004      1.404          1.628             66,471
                                                       2003      1.000          1.404             24,647

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.022                 --
                                                       2006      0.987          0.993            177,166
                                                       2005      0.994          0.987            175,013
                                                       2004      0.989          0.994            173,471
                                                       2003      1.000          0.989              6,698

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.981          1.094                 --
                                                       2005      0.994          0.981              9,942
                                                       2004      1.024          0.994             10,787

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.138          1.201                 --
                                                       2005      1.125          1.138          1,203,007
                                                       2004      1.103          1.125          1,244,513
                                                       2003      1.000          1.103            869,720

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.206          1.281            175,782
                                                       2009      1.054          1.206            194,673
                                                       2008      1.090          1.054            174,377
                                                       2007      1.079          1.090            188,444

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.949          1.011            400,372
                                                       2009      0.841          0.949            406,630
                                                       2008      1.278          0.841            435,625
                                                       2007      1.232          1.278            427,705
                                                       2006      1.078          1.232            445,126
                                                       2005      0.986          1.078            237,014

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      2.954          3.331             90,347
                                                       2009      1.740          2.954            164,620
                                                       2008      4.280          1.740             52,829
                                                       2007      3.081          4.280             49,146
                                                       2006      2.331          3.081             73,576
                                                       2005      1.737          2.331             80,518
                                                       2004      1.501          1.737             63,044
                                                       2003      1.000          1.501             13,750

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.227          1.427            290,462
                                                       2009      1.104          1.227            295,729
                                                       2008      1.629          1.104            297,674
                                                       2007      1.661          1.629            293,527
                                                       2006      1.395          1.661            303,481
                                                       2005      1.355          1.395            330,669
                                                       2004      1.197          1.355            340,725
                                                       2003      1.000          1.197             62,477

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.230          1.343                 --
                                                       2006      1.057          1.230                 --
                                                       2005      0.977          1.057                 --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.546          1.947                 --
                                                       2005      1.470          1.546              6,124
                                                       2004      1.275          1.470              5,245
                                                       2003      1.000          1.275                 --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.218          1.375            170,772
                                                       2009      1.000          1.218            213,496
                                                       2008      1.562          1.000            225,225
                                                       2007      1.529          1.562            243,112
                                                       2006      1.347          1.529            254,631
                                                       2005      1.304          1.347            256,397
                                                       2004      1.205          1.304            217,674
                                                       2003      1.000          1.205             81,704

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.720          0.716                 --
                                                       2008      1.124          0.720            405,420
                                                       2007      1.129          1.124            444,424
                                                       2006      1.033          1.129            377,297
                                                       2005      0.996          1.033            109,171

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.272          1.359                 --
                                                       2009      0.815          1.272          1,413,638
                                                       2008      1.298          0.815            978,856
                                                       2007      1.260          1.298          1,000,040
                                                       2006      1.194          1.260          1,077,893
                                                       2005      1.204          1.194          1,501,156
                                                       2004      1.145          1.204          1,887,948
                                                       2003      1.000          1.145          1,355,872

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.724          0.691                 --
                                                       2008      1.233          0.724             40,809
                                                       2007      1.202          1.233             40,846
                                                       2006      1.077          1.202             40,878
                                                       2005      1.003          1.077             40,915

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.981          1.098         11,262,669
                                                       2009      0.758          0.981         12,432,936
                                                       2008      1.198          0.758         13,235,094
                                                       2007      1.162          1.198         12,137,604
                                                       2006      1.057          1.162          7,553,143
                                                       2005      0.982          1.057            108,254

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      0.998          1.109          4,068,202
                                                       2009      0.779          0.998          3,668,863
                                                       2008      1.159          0.779          3,677,625
                                                       2007      1.125          1.159          2,889,972
                                                       2006      1.043          1.125          2,865,081
                                                       2005      0.992          1.043            533,095

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.663          0.696                 --
                                                       2008      1.333          0.663             68,475
                                                       2007      1.273          1.333             71,046
                                                       2006      1.197          1.273             80,248
                                                       2005      1.189          1.197             77,877
                                                       2004      1.146          1.189             74,783
                                                       2003      1.000          1.146              4,572

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      1.175          1.071                 --
                                                       2008      2.196          1.175            210,915
                                                       2007      1.989          2.196            209,903
                                                       2006      1.663          1.989            221,701
                                                       2005      1.480          1.663            213,167
                                                       2004      1.282          1.480            200,686
                                                       2003      1.000          1.282              2,286

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.456          1.674            222,235
                                                       2009      1.192          1.456            236,241
                                                       2008      1.845          1.192            257,840
                                                       2007      1.796          1.845            276,978
                                                       2006      1.640          1.796            286,806
                                                       2005      1.562          1.640            285,477
                                                       2004      1.315          1.562            248,064
                                                       2003      1.000          1.315             85,990

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.729          0.749                 --
                                                       2008      1.213          0.729            181,779
                                                       2007      1.150          1.213            207,031
                                                       2006      1.147          1.150            187,743
                                                       2005      1.087          1.147            193,655
                                                       2004      1.028          1.087             30,169

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.502          1.883            158,887
                                                       2009      1.171          1.502            167,592
                                                       2008      1.947          1.171             81,651
                                                       2007      2.468          1.947             98,539
                                                       2006      1.854          2.468            109,529
                                                       2005      1.655          1.854            110,071
                                                       2004      1.253          1.655            103,951
                                                       2003      1.000          1.253             61,196

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.143          1.341                 --
                                                       2006      1.087          1.143             21,339
                                                       2005      1.066          1.087             27,674
                                                       2004      1.061          1.066              4,247

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      1.038          0.987                 --
                                                       2008      1.719          1.038            207,821
                                                       2007      1.899          1.719            206,750
                                                       2006      1.706          1.899            217,877
                                                       2005      1.574          1.706            219,611
                                                       2004      1.346          1.574            218,458
                                                       2003      1.000          1.346             42,069

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.398          1.479                 --
                                                       2005      1.410          1.398             25,532
                                                       2004      1.277          1.410              4,504
                                                       2003      1.000          1.277                576

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.072          1.130                 --
                                                       2008      1.245          1.072            278,395
                                                       2007      1.202          1.245            207,253
                                                       2006      1.160          1.202            260,072
                                                       2005      1.161          1.160            249,337
                                                       2004      1.082          1.161            271,269
                                                       2003      1.000          1.082             91,426

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.474          1.464                 --
                                                       2006      1.313          1.474            132,939
                                                       2005      1.287          1.313            130,138
                                                       2004      1.184          1.287             85,883
                                                       2003      1.000          1.184             39,816




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.111          1.180                --
                                                       2006      1.074          1.111                --
                                                       2005      1.000          1.074                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.206          1.188                --
                                                       2007      1.132          1.206                --
                                                       2006      1.047          1.132                --
                                                       2005      1.000          1.047                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      0.890          1.047                --
                                                       2009      0.778          0.890                --
                                                       2008      1.095          0.778                --
                                                       2007      1.155          1.095                --
                                                       2006      1.011          1.155                --
                                                       2005      1.000          1.011                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      0.945          1.176                --
                                                       2009      0.675          0.945                --
                                                       2008      1.205          0.675                --
                                                       2007      1.111          1.205                --
                                                       2006      1.049          1.111                --
                                                       2005      1.000          1.049                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.105          1.168                --
                                                       2009      0.827          1.105                --
                                                       2008      1.424          0.827                --
                                                       2007      1.265          1.424                --
                                                       2006      1.068          1.265                --
                                                       2005      1.000          1.068                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.868          1.055                --
                                                       2009      0.663          0.868                --
                                                       2008      1.145          0.663                --
                                                       2007      1.197          1.145                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.853          0.932            47,001
                                                       2009      0.714          0.853            45,399
                                                       2008      1.125          0.714            35,825
                                                       2007      1.129          1.125            24,085



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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.912          1.037                --
                                                       2009      0.724          0.912                --
                                                       2008      1.170          0.724                --
                                                       2007      1.230          1.170                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.181          1.234                --
                                                       2006      1.028          1.181                --
                                                       2005      0.975          1.028                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.106          1.134                --
                                                       2006      1.010          1.106            86,821
                                                       2005      1.000          1.010                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.170          1.207                --
                                                       2006      1.084          1.170                --
                                                       2005      1.000          1.084                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.181          1.240           224,182

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.880          1.054            19,059
                                                       2009      0.660          0.880            19,383
                                                       2008      1.052          0.660            19,175

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.675          0.639                --
                                                       2008      1.209          0.675                --
                                                       2007      1.165          1.209                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2010      1.098          1.193               629
                                                       2009      0.856          1.098               649
                                                       2008      1.524          0.856               668
                                                       2007      1.461          1.524                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.824          0.878                --
                                                       2009      0.588          0.824                --
                                                       2008      1.116          0.588                --
                                                       2007      1.001          1.116                --
                                                       2006      0.994          1.001                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.191          1.300           551,548
                                                       2009      0.980          1.191           551,501

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.821          0.957                --
                                                       2009      0.657          0.821                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.031          1.005           342,601
                                                       2009      1.053          1.031           478,147
                                                       2008      1.050          1.053           399,438
                                                       2007      1.026          1.050           606,585
                                                       2006      1.009          1.026           671,697

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.943          1.009            71,814
                                                       2009      0.818          0.943            72,053
                                                       2008      1.080          0.818            72,950
                                                       2007      1.106          1.080                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.009                --
                                                       2005      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.037          1.080                --
                                                       2005      1.000          1.037                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.140          1.237                --
                                                       2005      1.000          1.140                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.993          1.023                --
                                                       2006      0.988          0.993                --
                                                       2005      1.000          0.988                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.100                --
                                                       2005      1.000          0.987                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.009          1.064                --
                                                       2005      1.000          1.009                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.204          1.279           182,288
                                                       2009      1.053          1.204           188,005
                                                       2008      1.090          1.053            45,072
                                                       2007      1.079          1.090            26,640

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.947          1.008                --
                                                       2009      0.839          0.947                --
                                                       2008      1.276          0.839                --
                                                       2007      1.230          1.276                --
                                                       2006      1.077          1.230                --
                                                       2005      0.986          1.077                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      1.630          1.837                --
                                                       2009      0.961          1.630                --
                                                       2008      2.364          0.961                --
                                                       2007      1.702          2.364                --
                                                       2006      1.289          1.702                --
                                                       2005      1.000          1.289                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      0.899          1.045                --
                                                       2009      0.810          0.899                --
                                                       2008      1.195          0.810                --
                                                       2007      1.219          1.195                --
                                                       2006      1.024          1.219                --
                                                       2005      1.000          1.024                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.229          1.341                --
                                                       2006      1.057          1.229                --
                                                       2005      0.977          1.057                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.035          1.302                --
                                                       2005      1.000          1.035                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      0.940          1.061                --
                                                       2009      0.772          0.940                --
                                                       2008      1.207          0.772                --
                                                       2007      1.182          1.207                --
                                                       2006      1.042          1.182                --
                                                       2005      1.000          1.042                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.719          0.715                --
                                                       2008      1.122          0.719           239,497
                                                       2007      1.128          1.122           183,787
                                                       2006      1.033          1.128           116,910
                                                       2005      0.996          1.033                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.052          1.124                --
                                                       2009      0.674          1.052           218,139
                                                       2008      1.074          0.674           139,380
                                                       2007      1.044          1.074           109,792
                                                       2006      0.989          1.044            47,336
                                                       2005      1.000          0.989                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.723          0.689                --
                                                       2008      1.231          0.723                --
                                                       2007      1.201          1.231                --
                                                       2006      1.076          1.201                --
                                                       2005      1.003          1.076                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.979          1.095         6,246,359
                                                       2009      0.757          0.979         6,297,902
                                                       2008      1.196          0.757         6,466,610
                                                       2007      1.161          1.196         5,710,624
                                                       2006      1.057          1.161         3,150,750
                                                       2005      0.982          1.057                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      0.996          1.106         5,194,071
                                                       2009      0.777          0.996         5,248,899
                                                       2008      1.158          0.777         5,624,649
                                                       2007      1.124          1.158         4,836,462
                                                       2006      1.042          1.124         2,364,251
                                                       2005      0.992          1.042                --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.562          0.590                --
                                                       2008      1.131          0.562                --
                                                       2007      1.080          1.131                --
                                                       2006      1.016          1.080                --
                                                       2005      1.000          1.016                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.791          0.720                --
                                                       2008      1.479          0.791                --
                                                       2007      1.340          1.479                --
                                                       2006      1.121          1.340                --
                                                       2005      1.000          1.121                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      0.934          1.074                --
                                                       2009      0.765          0.934                --
                                                       2008      1.185          0.765                --
                                                       2007      1.154          1.185                --
                                                       2006      1.054          1.154                --
                                                       2005      1.000          1.054                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.692          0.711                --
                                                       2008      1.152          0.692                --
                                                       2007      1.093          1.152                --
                                                       2006      1.090          1.093                --
                                                       2005      1.000          1.090                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      0.948          1.188                --
                                                       2009      0.739          0.948                --
                                                       2008      1.230          0.739                --
                                                       2007      1.560          1.230                --
                                                       2006      1.173          1.560                --
                                                       2005      1.000          1.173                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.064          1.247                --
                                                       2006      1.012          1.064                --
                                                       2005      1.000          1.012                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.668          0.636                --
                                                       2008      1.108          0.668                --
                                                       2007      1.225          1.108                --
                                                       2006      1.101          1.225                --
                                                       2005      1.000          1.101                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.024          1.084                --
                                                       2005      1.000          1.024                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.918          0.968                --
                                                       2008      1.066          0.918           558,876
                                                       2007      1.030          1.066           214,553
                                                       2006      0.995          1.030           215,430
                                                       2005      1.000          0.995                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.144          1.135                --
                                                       2006      1.020          1.144                --
                                                       2005      1.000          1.020                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.152          1.223               --
                                                       2006      1.114          1.152           10,810
                                                       2005      1.053          1.114            9,741
                                                       2004      1.000          1.053            4,791

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.280          1.261               --
                                                       2007      1.203          1.280            2,902
                                                       2006      1.112          1.203            3,004
                                                       2005      1.064          1.112            2,451
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      0.948          1.115            9,752
                                                       2009      0.829          0.948           15,996
                                                       2008      1.168          0.829           17,661
                                                       2007      1.232          1.168           18,654
                                                       2006      1.079          1.232           18,008
                                                       2005      1.071          1.079            6,434
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      0.995          1.237            6,122
                                                       2009      0.711          0.995            6,789
                                                       2008      1.270          0.711            7,054
                                                       2007      1.172          1.270            6,361
                                                       2006      1.106          1.172            5,890
                                                       2005      1.083          1.106            4,777
                                                       2004      1.000          1.083            4,717

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.279          1.351          122,966
                                                       2009      0.958          1.279          120,080
                                                       2008      1.650          0.958          118,480
                                                       2007      1.467          1.650          112,977
                                                       2006      1.239          1.467          123,624
                                                       2005      1.154          1.239          113,416
                                                       2004      1.000          1.154            4,481

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.897          1.090           29,174
                                                       2009      0.686          0.897           28,127
                                                       2008      1.185          0.686           44,064
                                                       2007      1.239          1.185           43,036

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.889          0.971           10,076
                                                       2009      0.744          0.889            5,814
                                                       2008      1.175          0.744            3,467
                                                       2007      1.178          1.175            3,473

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.946          1.075              659
                                                       2009      0.750          0.946              745
                                                       2008      1.215          0.750              747
                                                       2007      1.277          1.215              749

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.180          1.233               --
                                                       2006      1.027          1.180              784
                                                       2005      0.975          1.027              786

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.155          1.183               --
                                                       2006      1.056          1.155           13,180
                                                       2005      1.052          1.056            2,987
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.212          1.250               --
                                                       2006      1.123          1.212           23,009
                                                       2005      1.051          1.123           22,912
                                                       2004      1.000          1.051            4,861

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.311          1.376          180,443

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.878          1.051           19,525
                                                       2009      0.659          0.878           19,730
                                                       2008      1.051          0.659            3,480

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.699          0.662               --
                                                       2008      1.253          0.699           13,334
                                                       2007      1.208          1.253           10,896

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.269          1.378               --
                                                       2009      0.990          1.269               --
                                                       2008      1.763          0.990               --
                                                       2007      1.690          1.763               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.822          0.876          125,697
                                                       2009      0.587          0.822          120,943
                                                       2008      1.115          0.587          118,230
                                                       2007      1.001          1.115          118,238
                                                       2006      0.994          1.001          118,245

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.316          1.436           40,525
                                                       2009      1.083          1.316           47,822

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.850          0.990            6,949
                                                       2009      0.680          0.850           13,883

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.020          0.994          126,906
                                                       2009      1.043          1.020           81,261
                                                       2008      1.040          1.043          171,671
                                                       2007      1.016          1.040          185,261
                                                       2006      1.001          1.016           42,885

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.941          1.007               --
                                                       2009      0.817          0.941               --
                                                       2008      1.079          0.817               --
                                                       2007      1.106          1.079               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.854          0.964          176,275
                                                       2009      0.627          0.854          178,611
                                                       2008      1.082          0.627          177,552
                                                       2007      1.045          1.082          175,778
                                                       2006      0.996          1.045          154,708

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995          106,379
                                                       2004      1.000          0.993            2,496

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.068          1.113               --
                                                       2005      1.045          1.068          105,674
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.297          1.408               --
                                                       2005      1.167          1.297          109,344
                                                       2004      1.000          1.167               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.028          1.057               --
                                                       2006      1.023          1.028           12,117
                                                       2005      1.031          1.023           10,977
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.977          1.088               --
                                                       2005      0.991          0.977            2,400
                                                       2004      1.000          0.991               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.035          1.091               --
                                                       2005      1.025          1.035               --
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.203          1.277           36,984
                                                       2009      1.053          1.203           46,241
                                                       2008      1.090          1.053           27,663
                                                       2007      1.079          1.090           29,976

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.944          1.005           42,763
                                                       2009      0.837          0.944           40,066
                                                       2008      1.274          0.837           35,662
                                                       2007      1.229          1.274           36,805
                                                       2006      1.077          1.229           37,456
                                                       2005      0.986          1.077           25,273

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      2.189          2.466          167,805
                                                       2009      1.291          2.189          189,998
                                                       2008      3.178          1.291          138,324
                                                       2007      2.290          3.178          131,978
                                                       2006      1.734          2.290          132,746
                                                       2005      1.294          1.734           78,600
                                                       2004      1.000          1.294            4,136

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      1.012          1.176           25,246
                                                       2009      0.912          1.012           25,689
                                                       2008      1.347          0.912           26,323
                                                       2007      1.375          1.347           27,945
                                                       2006      1.155          1.375           12,608
                                                       2005      1.124          1.155            1,859
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.228          1.339               --
                                                       2006      1.056          1.228              480
                                                       2005      0.977          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.235          1.554               --
                                                       2005      1.176          1.235               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      1.012          1.142           19,287
                                                       2009      0.832          1.012           32,867
                                                       2008      1.301          0.832           31,761
                                                       2007      1.274          1.301           29,920
                                                       2006      1.124          1.274           16,484
                                                       2005      1.089          1.124           16,935
                                                       2004      1.000          1.089            6,968

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.718          0.713               --
                                                       2008      1.121          0.718           39,666
                                                       2007      1.127          1.121           40,136
                                                       2006      1.032          1.127           19,416
                                                       2005      0.996          1.032           18,915

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.139          1.217               --
                                                       2009      0.730          1.139          194,478
                                                       2008      1.165          0.730            3,249
                                                       2007      1.132          1.165            3,318
                                                       2006      1.074          1.132           13,431
                                                       2005      1.084          1.074            2,754
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.721          0.688               --
                                                       2008      1.230          0.721               --
                                                       2007      1.200          1.230               --
                                                       2006      1.076          1.200               --
                                                       2005      1.003          1.076               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.977          1.092           36,764
                                                       2009      0.756          0.977           89,999
                                                       2008      1.195          0.756           90,108
                                                       2007      1.160          1.195          404,197
                                                       2006      1.056          1.160          408,332
                                                       2005      0.982          1.056            7,802

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      0.994          1.103          294,399
                                                       2009      0.776          0.994          323,990
                                                       2008      1.156          0.776          324,057
                                                       2007      1.123          1.156           37,918
                                                       2006      1.042          1.123           37,885
                                                       2005      0.992          1.042            7,848

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.600          0.629               --
                                                       2008      1.207          0.600          102,300
                                                       2007      1.153          1.207          102,311
                                                       2006      1.086          1.153          102,320
                                                       2005      1.080          1.086          101,352
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.924          0.842               --
                                                       2008      1.729          0.924           26,250
                                                       2007      1.567          1.729           25,419
                                                       2006      1.312          1.567            9,727
                                                       2005      1.169          1.312            4,720
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      1.059          1.217          109,351
                                                       2009      0.868          1.059          105,831
                                                       2008      1.345          0.868          103,764
                                                       2007      1.310          1.345          103,776
                                                       2006      1.198          1.310          103,787
                                                       2005      1.142          1.198           90,922
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.714          0.733               --
                                                       2008      1.189          0.714          117,038
                                                       2007      1.128          1.189          117,043
                                                       2006      1.127          1.128          117,048
                                                       2005      1.069          1.127          114,298
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      1.180          1.478          190,836
                                                       2009      0.920          1.180          191,033
                                                       2008      1.533          0.920           85,466
                                                       2007      1.945          1.533           86,271
                                                       2006      1.462          1.945           85,572
                                                       2005      1.306          1.462           77,752
                                                       2004      1.000          1.306               --

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.081          1.266               --
                                                       2006      1.029          1.081          115,572
                                                       2005      1.009          1.029          105,396
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.757          0.720               --
                                                       2008      1.255          0.757          107,078
                                                       2007      1.388          1.255          107,019
                                                       2006      1.248          1.388          106,913
                                                       2005      1.152          1.248           56,448
                                                       2004      1.000          1.152               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.096          1.159               --
                                                       2005      1.106          1.096           49,716
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      1.009          1.064               --
                                                       2008      1.173          1.009           23,955
                                                       2007      1.134          1.173           27,311
                                                       2006      1.095          1.134           26,499
                                                       2005      1.097          1.095           25,896
                                                       2004      1.000          1.097            6,826

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.240          1.231               --
                                                       2006      1.106          1.240           12,208
                                                       2005      1.085          1.106           12,260
                                                       2004      1.000          1.085            7,012




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.987          1.048                --
                                                       2006      1.000          0.987                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.103          1.087                --
                                                       2007      1.038          1.103                --
                                                       2006      1.000          1.038                --

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      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      0.851          0.999                --
                                                       2009      0.745          0.851                --
                                                       2008      1.050          0.745                --
                                                       2007      1.109          1.050                --
                                                       2006      1.000          1.109                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      0.843          1.047                --
                                                       2009      0.603          0.843                --
                                                       2008      1.078          0.603                --
                                                       2007      0.995          1.078                --
                                                       2006      1.000          0.995                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      0.988          1.042                --
                                                       2009      0.740          0.988                --
                                                       2008      1.276          0.740                --
                                                       2007      1.135          1.276                --
                                                       2006      1.000          1.135                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.757          0.919                --
                                                       2009      0.580          0.757                --
                                                       2008      1.002          0.580                --
                                                       2007      1.048          1.002                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.821          0.896           146,895
                                                       2009      0.688          0.821           145,677
                                                       2008      1.086          0.688            85,774
                                                       2007      1.091          1.086            95,939

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.847          0.961                --
                                                       2009      0.672          0.847                --
                                                       2008      1.089          0.672                --
                                                       2007      1.146          1.089                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.104          1.153                --
                                                       2006      1.000          1.104                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.069          1.096                --
                                                       2006      1.000          1.069            55,779

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.026          1.058                --
                                                       2006      1.000          1.026                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.121          1.176           118,169

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.817          0.977                --
                                                       2009      0.614          0.817                --
                                                       2008      0.979          0.614                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.598          0.566                --
                                                       2008      1.073          0.598                --
                                                       2007      1.035          1.073                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      0.948          1.028                --
                                                       2009      0.740          0.948                --
                                                       2008      1.320          0.740                --
                                                       2007      1.266          1.320                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.819          0.872                --
                                                       2009      0.586          0.819                --
                                                       2008      1.113          0.586                --
                                                       2007      1.000          1.113                --
                                                       2006      0.994          1.000                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.174          1.280           215,653
                                                       2009      0.967          1.174           258,346

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.726          0.846                --
                                                       2009      0.582          0.726                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.020          0.993           203,912
                                                       2009      1.043          1.020           207,565
                                                       2008      1.042          1.043           219,885
                                                       2007      1.019          1.042           198,447
                                                       2006      1.004          1.019           112,991

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.938          1.002                --
                                                       2009      0.814          0.938                --
                                                       2008      1.078          0.814                --
                                                       2007      1.104          1.078                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.850          0.960                --
                                                       2009      0.625          0.850                --
                                                       2008      1.080          0.625                --
                                                       2007      1.044          1.080                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.034                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      1.007          1.035                --
                                                       2006      1.000          1.007            47,453

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.086                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.200          1.273            27,404
                                                       2009      1.051          1.200            28,642
                                                       2008      1.090          1.051            38,802
                                                       2007      1.079          1.090            44,948

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.844          0.897                --
                                                       2009      0.749          0.844                --
                                                       2008      1.141          0.749                --
                                                       2007      1.102          1.141                --
                                                       2006      1.000          1.102                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      1.127          1.268                --
                                                       2009      0.665          1.127                --
                                                       2008      1.639          0.665                --
                                                       2007      1.182          1.639                --
                                                       2006      1.000          1.182                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      0.846          0.981                --
                                                       2009      0.763          0.846                --
                                                       2008      1.127          0.763                --
                                                       2007      1.152          1.127                --
                                                       2006      1.000          1.152                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.108          1.208                --
                                                       2006      1.000          1.108                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.000          1.192                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      0.872          0.983                --
                                                       2009      0.718          0.872                --
                                                       2008      1.123          0.718                --
                                                       2007      1.101          1.123                --
                                                       2006      1.000          1.101                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.684          0.679                --
                                                       2008      1.069          0.684           110,382
                                                       2007      1.075          1.069           127,515
                                                       2006      1.000          1.075            81,573

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.048          1.120                --
                                                       2009      0.673          1.048            28,642
                                                       2008      1.074          0.673            36,427
                                                       2007      1.045          1.074            38,507
                                                       2006      1.000          1.045            39,626

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.643          0.613                --
                                                       2008      1.097          0.643                --
                                                       2007      1.072          1.097                --
                                                       2006      1.000          1.072                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.892          0.996         1,269,873
                                                       2009      0.690          0.892         1,285,187
                                                       2008      1.093          0.690         1,343,418
                                                       2007      1.062          1.093         1,545,218
                                                       2006      1.000          1.062           962,053

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      0.927          1.028         1,505,470
                                                       2009      0.725          0.927         1,520,603
                                                       2008      1.081          0.725         1,581,382
                                                       2007      1.051          1.081         1,546,086
                                                       2006      1.000          1.051         1,154,992

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.548          0.575                --
                                                       2008      1.104          0.548                --
                                                       2007      1.056          1.104                --
                                                       2006      1.000          1.056                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.661          0.602                --
                                                       2008      1.238          0.661                --
                                                       2007      1.124          1.238                --
                                                       2006      1.000          1.124                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      0.859          0.986                --
                                                       2009      0.704          0.859                --
                                                       2008      1.093          0.704                --
                                                       2007      1.066          1.093                --
                                                       2006      1.000          1.066                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.621          0.638                --
                                                       2008      1.035          0.621                --
                                                       2007      0.984          1.035                --
                                                       2006      1.000          0.984                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      0.754          0.944                --
                                                       2009      0.589          0.754                --
                                                       2008      0.982          0.589                --
                                                       2007      1.247          0.982                --
                                                       2006      1.000          1.247                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.005          1.177                --
                                                       2006      1.000          1.005                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.564          0.536                --
                                                       2008      0.937          0.564                --
                                                       2007      1.037          0.937                --
                                                       2006      1.000          1.037                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.915          0.964                --
                                                       2008      1.064          0.915           247,309
                                                       2007      1.030          1.064           241,569
                                                       2006      1.000          1.030            68,017

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.082          1.073                --
                                                       2006      1.000          1.082                --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.107          1.175                --
                                                       2006      1.072          1.107                --
                                                       2005      1.000          1.072                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2008      1.199          1.181                --
                                                       2007      1.128          1.199                --
                                                       2006      1.045          1.128                --
                                                       2005      1.000          1.045                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2010      0.882          1.035                --
                                                       2009      0.772          0.882                --
                                                       2008      1.089          0.772                --
                                                       2007      1.151          1.089                --
                                                       2006      1.010          1.151                --
                                                       2005      1.000          1.010                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2010      0.936          1.162                --
                                                       2009      0.670          0.936                --
                                                       2008      1.198          0.670                --
                                                       2007      1.107          1.198                --
                                                       2006      1.047          1.107                --
                                                       2005      1.000          1.047                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.095          1.154                --
                                                       2009      0.821          1.095                --
                                                       2008      1.415          0.821                --
                                                       2007      1.260          1.415                --
                                                       2006      1.067          1.260                --
                                                       2005      1.000          1.067                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.859          1.042                --
                                                       2009      0.658          0.859                --
                                                       2008      1.138          0.658                --
                                                       2007      1.191          1.138                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.845          0.921                --
                                                       2009      0.708          0.845                --
                                                       2008      1.119          0.708                --
                                                       2007      1.124          1.119             4,111

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.904          1.025                --
                                                       2009      0.718          0.904                --
                                                       2008      1.164          0.718                --
                                                       2007      1.225          1.164                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.177          1.229                --
                                                       2006      1.026          1.177                --
                                                       2005      0.975          1.026                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.102          1.129                --
                                                       2006      1.009          1.102             4,055
                                                       2005      1.000          1.009                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (6/03).............................................  2007      1.166          1.202                --
                                                       2006      1.082          1.166                --
                                                       2005      1.000          1.082                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10) *...........................................  2010      1.169          1.226            96,603

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.872          1.043                --
                                                       2009      0.656          0.872                --
                                                       2008      1.046          0.656                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.670          0.634                --
                                                       2008      1.202          0.670                --
                                                       2007      1.160          1.202                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2010      1.088          1.179                --
                                                       2009      0.850          1.088                --
                                                       2008      1.515          0.850                --
                                                       2007      1.454          1.515                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2010      0.817          0.870                --
                                                       2009      0.585          0.817                --
                                                       2008      1.112          0.585                --
                                                       2007      1.000          1.112                --
                                                       2006      0.994          1.000                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.179          1.285                --
                                                       2009      0.972          1.179                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.813          0.946                --
                                                       2009      0.651          0.813                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.021          0.993             6,528
                                                       2009      1.045          1.021             6,534
                                                       2008      1.044          1.045                --
                                                       2007      1.022          1.044                --
                                                       2006      1.007          1.022                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.936          1.000           110,565
                                                       2009      0.813          0.936           110,574
                                                       2008      1.077          0.813           110,583
                                                       2007      1.104          1.077           110,592

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.849          0.957                --
                                                       2009      0.624          0.849                --
                                                       2008      1.079          0.624                --
                                                       2007      1.044          1.079                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.002          1.007                --
                                                       2005      1.000          1.002                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.035          1.078                --
                                                       2005      1.000          1.035                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.138          1.234                --
                                                       2005      1.000          1.138                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (5/03).............................................  2007      0.990          1.017                --
                                                       2006      0.986          0.990                --
                                                       2005      1.000          0.986                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.985          1.096                --
                                                       2005      1.000          0.985                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.008          1.060                --
                                                       2005      1.000          1.008                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.199          1.271                --
                                                       2009      1.051          1.199                --
                                                       2008      1.090          1.051                --
                                                       2007      1.079          1.090                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.938          0.997                --
                                                       2009      0.833          0.938                --
                                                       2008      1.269          0.833                --
                                                       2007      1.226          1.269                --
                                                       2006      1.076          1.226                --
                                                       2005      0.985          1.076                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2010      1.614          1.815                --
                                                       2009      0.953          1.614                --
                                                       2008      2.350          0.953                --
                                                       2007      1.696          2.350                --
                                                       2006      1.286          1.696                --
                                                       2005      1.000          1.286                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2010      0.890          1.033                --
                                                       2009      0.803          0.890                --
                                                       2008      1.188          0.803                --
                                                       2007      1.215          1.188                --
                                                       2006      1.022          1.215                --
                                                       2005      1.000          1.022                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.224          1.334                --
                                                       2006      1.055          1.224                --
                                                       2005      0.977          1.055                --

  Pioneer Europe VCT Subaccount (Class II) (6/03)....  2006      1.033          1.298                --
                                                       2005      1.000          1.033                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2010      0.931          1.048                --
                                                       2009      0.766          0.931                --
                                                       2008      1.200          0.766                --
                                                       2007      1.177          1.200                --
                                                       2006      1.040          1.177                --
                                                       2005      1.000          1.040                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (3/05).............................................  2009      0.714          0.709                --
                                                       2008      1.116          0.714             9,582
                                                       2007      1.124          1.116             9,589
                                                       2006      1.031          1.124            19,249
                                                       2005      0.995          1.031                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2010      1.041          1.112                --
                                                       2009      0.669          1.041           106,588
                                                       2008      1.068          0.669           101,442
                                                       2007      1.040          1.068           101,442
                                                       2006      0.987          1.040                --
                                                       2005      1.000          0.987                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2009      0.717          0.684                --
                                                       2008      1.225          0.717                --
                                                       2007      1.197          1.225                --
                                                       2006      1.075          1.197                --
                                                       2005      1.003          1.075                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (3/05)..................................  2010      0.970          1.083           772,126
                                                       2009      0.751          0.970           774,829
                                                       2008      1.190          0.751           782,825
                                                       2007      1.157          1.190         1,126,438
                                                       2006      1.055          1.157           876,376
                                                       2005      0.982          1.055                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2010      0.987          1.093            55,337
                                                       2009      0.771          0.987            55,365
                                                       2008      1.151          0.771            79,243
                                                       2007      1.120          1.151            59,411
                                                       2006      1.041          1.120             4,002
                                                       2005      0.992          1.041                --

  Pioneer Independence VCT Subaccount (Class II)
  (6/03).............................................  2009      0.558          0.585                --
                                                       2008      1.125          0.558                --
                                                       2007      1.076          1.125                --
                                                       2006      1.015          1.076                --
                                                       2005      1.000          1.015                --

  Pioneer International Value VCT Subaccount (Class
  II) (6/03).........................................  2009      0.785          0.714                --
                                                       2008      1.470          0.785                --
                                                       2007      1.335          1.470                --
                                                       2006      1.119          1.335                --
                                                       2005      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2010      0.925          1.061                --
                                                       2009      0.759          0.925                --
                                                       2008      1.178          0.759                --
                                                       2007      1.150          1.178                --
                                                       2006      1.053          1.150                --
                                                       2005      1.000          1.053                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2009      0.687          0.705                --
                                                       2008      1.145          0.687                --
                                                       2007      1.089          1.145                --
                                                       2006      1.088          1.089                --
                                                       2005      1.000          1.088                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (6/03).........................................  2010      0.939          1.174                --
                                                       2009      0.734          0.939                --
                                                       2008      1.223          0.734                --
                                                       2007      1.554          1.223                --
                                                       2006      1.171          1.554                --
                                                       2005      1.000          1.171                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.060          1.240                --
                                                       2006      1.010          1.060                --
                                                       2005      1.000          1.010                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2009      0.663          0.631                --
                                                       2008      1.102          0.663                --
                                                       2007      1.220          1.102                --
                                                       2006      1.099          1.220                --
                                                       2005      1.000          1.099                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.023          1.081                --
                                                       2005      1.000          1.023                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (5/03).............................................  2009      0.911          0.959                --
                                                       2008      1.060          0.911            24,657
                                                       2007      1.026          1.060             4,302
                                                       2006      0.993          1.026             4,360
                                                       2005      1.000          0.993                --

  Pioneer Value VCT Subaccount (Class II) (6/03).....  2007      1.140          1.129                --
                                                       2006      1.018          1.140                --
                                                       2005      1.000          1.018                --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio -- Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio -- Class B and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.378          1.346                --
                                                       2005      1.220          1.378           233,209
                                                       2004      1.145          1.220           145,734
                                                       2003      1.000          1.145                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.869          2.054           590,448
                                                       2009      1.336          1.869           710,200
                                                       2008      2.206          1.336           757,724
                                                       2007      1.954          2.206           862,237
                                                       2006      1.650          1.954           840,073
                                                       2005      1.471          1.650           790,943
                                                       2004      1.319          1.471           298,870
                                                       2003      1.000          1.319            15,684

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.436          1.676         1,776,385
                                                       2009      1.048          1.436         1,981,591
                                                       2008      1.902          1.048         2,169,802
                                                       2007      1.722          1.902         2,261,505
                                                       2006      1.589          1.722         2,434,271
                                                       2005      1.391          1.589         2,311,664
                                                       2004      1.258          1.391         1,178,911
                                                       2003      1.000          1.258           134,180

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.307          1.432         1,756,510
                                                       2009      1.013          1.307         1,963,018
                                                       2008      1.658          1.013         2,163,248
                                                       2007      1.606          1.658         2,161,567
                                                       2006      1.418          1.606         2,215,409
                                                       2005      1.362          1.418         2,165,504
                                                       2004      1.256          1.362         1,214,780
                                                       2003      1.000          1.256           123,333

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.660          1.642                --
                                                       2005      1.428          1.660           445,734
                                                       2004      1.215          1.428            86,415
                                                       2003      1.000          1.215            38,283

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.719          2.242                --
                                                       2005      1.631          1.719         1,012,396
                                                       2004      1.263          1.631           516,544
                                                       2003      1.000          1.263            75,167

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.496          1.431                --
                                                       2007      1.420          1.496           236,748
                                                       2006      1.240          1.420           240,910
                                                       2005      1.209          1.240           235,604
                                                       2004      1.170          1.209            87,371
                                                       2003      1.000          1.170            29,621

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.304          1.230                --
                                                       2007      1.491          1.304           278,225
                                                       2006      1.461          1.491           286,689
                                                       2005      1.405          1.461           291,197
                                                       2004      1.283          1.405           203,908
                                                       2003      1.000          1.283            29,960

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.312          1.426                --
                                                       2005      1.211          1.312           261,973
                                                       2004      1.079          1.211            57,352
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.309          1.459                --
                                                       2005      1.209          1.309           124,463
                                                       2004      1.072          1.209            48,619
                                                       2003      1.000          1.072                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.525          1.753           697,747
                                                       2009      1.145          1.525           760,724
                                                       2008      2.032          1.145           855,864
                                                       2007      1.762          2.032           942,048
                                                       2006      1.608          1.762         1,002,487
                                                       2005      1.402          1.608           819,158
                                                       2004      1.239          1.402           398,465
                                                       2003      1.000          1.239            30,868

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.265          1.467            23,159
                                                       2009      0.947          1.265           224,935
                                                       2008      1.643          0.947           229,391
                                                       2007      1.566          1.643           217,483
                                                       2006      1.399          1.566           217,584
                                                       2005      1.179          1.399           231,823
                                                       2004      1.184          1.179             9,228
                                                       2003      1.000          1.184                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      2.049          2.590           903,157
                                                       2009      1.491          2.049         1,070,554
                                                       2008      2.512          1.491         1,190,020
                                                       2007      2.215          2.512         1,327,016
                                                       2006      2.005          2.215         1,361,783
                                                       2005      1.728          2.005         1,211,721
                                                       2004      1.410          1.728           537,441
                                                       2003      1.000          1.410            28,227

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.452          1.690                --
                                                       2005      1.336          1.452           245,540
                                                       2004      1.206          1.336           113,600
                                                       2003      1.000          1.206             8,710

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.619          3.292                --
                                                       2007      2.859          3.619           358,586
                                                       2006      2.270          2.859           367,205
                                                       2005      1.812          2.270           338,359
                                                       2004      1.478          1.812           152,981
                                                       2003      1.000          1.478            11,475

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.806          1.925           947,057
                                                       2009      1.340          1.806         1,095,082
                                                       2008      2.287          1.340         1,288,407
                                                       2007      2.015          2.287         1,434,778
                                                       2006      1.687          2.015         1,459,522
                                                       2005      1.558          1.687         1,527,265
                                                       2004      1.337          1.558           940,538
                                                       2003      1.104          1.337           182,570

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.619          1.939                --
                                                       2005      1.513          1.619         1,116,443
                                                       2004      1.326          1.513           468,827
                                                       2003      1.000          1.326            41,506

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081                --
                                                       2005      1.062          1.058           555,904
                                                       2004      0.990          1.062           180,567

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.232          1.272                --
                                                       2005      1.164          1.232            28,018
                                                       2004      1.093          1.164            27,891
                                                       2003      1.000          1.093            10,549

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.592          1.614                --
                                                       2009      1.289          1.592             3,253
                                                       2008      1.847          1.289             3,255
                                                       2007      1.544          1.847             3,256
                                                       2006      1.477          1.544                --
                                                       2005      1.337          1.477                --
                                                       2004      1.191          1.337                --
                                                       2003      1.000          1.191                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.618          1.979            40,143
                                                       2009      1.049          1.618            44,572
                                                       2008      1.905          1.049            33,223
                                                       2007      1.592          1.905            37,776
                                                       2006      1.502          1.592            14,230
                                                       2005      1.369          1.502             7,740
                                                       2004      1.385          1.369                --
                                                       2003      1.000          1.385                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.666          1.569                --
                                                       2007      1.549          1.666             3,622
                                                       2006      1.336          1.549             3,714
                                                       2005      1.287          1.336             3,689
                                                       2004      1.253          1.287             2,471
                                                       2003      1.000          1.253                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.540          1.726                --
                                                       2005      1.506          1.540           294,987
                                                       2004      1.333          1.506           119,769
                                                       2003      1.000          1.333             6,277

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.233          1.516           213,462
                                                       2009      0.932          1.233           226,662
                                                       2008      1.591          0.932           243,658
                                                       2007      1.651          1.591           246,294

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.318          1.460            60,501
                                                       2009      1.098          1.318            65,057
                                                       2008      1.580          1.098            79,583
                                                       2007      1.528          1.580           149,614

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.307          1.498           311,817
                                                       2009      1.028          1.307           347,212
                                                       2008      1.648          1.028           340,472
                                                       2007      1.722          1.648           347,575

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.222          1.320           262,911
                                                       2009      0.873          1.222           274,297
                                                       2008      1.417          0.873           222,879
                                                       2007      1.416          1.417           245,584

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.331          1.432           161,545
                                                       2009      1.087          1.331           175,379
                                                       2008      1.718          1.087           179,183
                                                       2007      1.682          1.718           204,059
                                                       2006      1.447          1.682           244,341
                                                       2005      1.381          1.447           271,405
                                                       2004      1.273          1.381           190,757
                                                       2003      1.000          1.273            49,689

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.636          2.013           274,528
                                                       2009      1.165          1.636           392,888
                                                       2008      1.999          1.165           389,310
                                                       2007      1.849          1.999           392,612
                                                       2006      1.667          1.849           410,677
                                                       2005      1.617          1.667           397,431
                                                       2004      1.429          1.617           303,512
                                                       2003      1.000          1.429            37,303

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.965          0.939                --
                                                       2008      1.570          0.965           546,627
                                                       2007      1.522          1.570           699,338
                                                       2006      1.345          1.522           695,284
                                                       2005      1.312          1.345           698,391
                                                       2004      1.211          1.312           504,679
                                                       2003      1.000          1.211            55,342

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.100          1.212            69,847
                                                       2009      0.911          1.100           320,894
                                                       2008      1.238          0.911           353,204
                                                       2007      1.136          1.238           360,173
                                                       2006      1.073          1.136           362,779
                                                       2005      1.045          1.073           372,448
                                                       2004      0.945          1.045           333,251

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.912          0.979           130,236
                                                       2009      0.790          0.912            71,565
                                                       2008      1.019          0.790            86,995
                                                       2007      1.023          1.019           308,701
                                                       2006      0.999          1.023           123,836
                                                       2005      0.993          0.999           146,211
                                                       2004      0.998          0.993           146,687
                                                       2003      1.000          0.998            25,089

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.656          1.737                --
                                                       2006      1.426          1.656           338,487
                                                       2005      1.394          1.426           356,315
                                                       2004      1.309          1.394           307,014
                                                       2003      1.000          1.309            41,170

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.369          1.426                --
                                                       2006      1.336          1.369           253,907
                                                       2005      1.291          1.336           286,424
                                                       2004      1.307          1.291           217,039
                                                       2003      1.000          1.307            10,895

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.610          1.666                --
                                                       2006      1.474          1.610           250,676
                                                       2005      1.365          1.474           260,495
                                                       2004      1.272          1.365           152,042
                                                       2003      1.000          1.272            40,230

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.473          1.538                --
                                                       2006      1.333          1.473           157,580
                                                       2005      1.308          1.333           126,393
                                                       2004      1.227          1.308           117,048
                                                       2003      1.000          1.227            50,150

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.610          1.672                --
                                                       2006      1.396          1.610           469,864
                                                       2005      1.375          1.396           485,157
                                                       2004      1.242          1.375           176,267
                                                       2003      1.000          1.242             2,811

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.800          1.983                --
                                                       2006      1.631          1.800           576,274
                                                       2005      1.533          1.631           728,687
                                                       2004      1.257          1.533           284,735
                                                       2003      1.000          1.257            35,800

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.082          1.116                --
                                                       2005      1.060          1.082           417,007
                                                       2004      0.981          1.060           165,264

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.780          1.715                --
                                                       2007      1.707          1.780           330,746
                                                       2006      1.794          1.707           330,112

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.429          1.633           590,219
                                                       2009      0.986          1.429           633,369
                                                       2008      1.322          0.986           681,314
                                                       2007      1.309          1.322           850,596
                                                       2006      1.242          1.309           324,051

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.636          1.715                --
                                                       2006      1.546          1.636           166,665

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.237          1.369           135,483
                                                       2009      1.055          1.237           148,044
                                                       2008      1.712          1.055           155,237
                                                       2007      1.701          1.712           170,287

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.780          0.891         1,252,626
                                                       2009      0.587          0.780         1,366,011
                                                       2008      1.021          0.587         1,473,698
                                                       2007      1.219          1.021         1,515,113
                                                       2006      1.003          1.219         1,809,767

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.229          1.444            37,691
                                                       2009      0.968          1.229            43,951
                                                       2008      1.317          0.968            38,523
                                                       2007      1.353          1.317            63,517
                                                       2006      1.270          1.353            53,423

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.702          1.952           220,757
                                                       2009      1.113          1.702           218,267
                                                       2008      1.910          1.113           287,445
                                                       2007      1.960          1.910           351,762
                                                       2006      1.780          1.960           316,052

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.101          1.369            17,621
                                                       2009      0.834          1.101            22,922
                                                       2008      1.382          0.834            22,362
                                                       2007      1.262          1.382            27,242
                                                       2006      1.273          1.262            17,062

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.736          1.872           444,271
                                                       2009      1.233          1.736           462,272
                                                       2008      2.157          1.233           413,517
                                                       2007      1.682          2.157           429,685
                                                       2006      1.642          1.682           396,216

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.458          1.767           253,497
                                                       2009      1.082          1.458           276,747
                                                       2008      1.712          1.082           288,570

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.915          1.106         1,164,583
                                                       2009      0.681          0.915         1,410,554
                                                       2008      1.122          0.681         1,654,478
                                                       2007      1.268          1.122            86,866

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.906          0.896                --
                                                       2008      1.233          0.906           397,331
                                                       2007      1.179          1.233           420,681
                                                       2006      1.116          1.179           472,318

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.490          1.658           380,617
                                                       2009      1.105          1.490           384,331
                                                       2008      1.377          1.105           358,147
                                                       2007      1.311          1.377           411,364
                                                       2006      1.252          1.311           429,166

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.803          0.924           937,954
                                                       2009      0.690          0.803           992,643
                                                       2008      1.101          0.690         1,013,968
                                                       2007      1.077          1.101         1,216,095
                                                       2006      1.001          1.077           697,417

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.793          0.979           612,417
                                                       2009      0.638          0.793           741,339
                                                       2008      1.059          0.638           813,148
                                                       2007      1.071          1.059           898,327
                                                       2006      0.964          1.071             7,715

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.894          0.849                --
                                                       2008      1.585          0.894           104,847
                                                       2007      1.441          1.585           114,498
                                                       2006      1.459          1.441           133,230

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.507          3.047           253,013
                                                       2009      1.509          2.507           329,620
                                                       2008      3.297          1.509           366,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.693          1.855           995,566
                                                       2009      1.309          1.693         1,210,101
                                                       2008      2.310          1.309         1,266,452
                                                       2007      2.201          2.310            67,205

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.288          1.367           828,396
                                                       2009      1.107          1.288           773,155
                                                       2008      1.206          1.107           730,859
                                                       2007      1.139          1.206           709,817

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.363          1.450         2,320,501
                                                       2009      1.224          1.363         2,331,313

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.282          1.465            72,105
                                                       2009      1.053          1.282            70,368
                                                       2008      1.595          1.053            62,526
                                                       2007      1.545          1.595            79,266
                                                       2006      1.438          1.545            76,943

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.282                --
                                                       2006      1.104          1.162            85,446

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.391          1.534           909,923
                                                       2009      1.063          1.391           946,334
                                                       2008      1.211          1.063           983,963
                                                       2007      1.155          1.211         1,028,520
                                                       2006      1.116          1.155           785,830

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.841          0.991         1,763,969
                                                       2009      0.676          0.841         2,022,001
                                                       2008      0.980          0.676         2,140,066
                                                       2007      1.028          0.980         2,425,148
                                                       2006      1.003          1.028           711,952

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.287          1.453           436,926
                                                       2009      1.032          1.287           529,725

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.392          1.576           221,983
                                                       2009      0.949          1.392           416,079
                                                       2008      1.778          0.949           463,937
                                                       2007      1.502          1.778           461,426
                                                       2006      1.540          1.502           460,045

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.130          1.204           468,938
                                                       2009      1.050          1.130           490,003
                                                       2008      1.106          1.050           536,250
                                                       2007      1.058          1.106           630,779
                                                       2006      1.019          1.058           484,574

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.055          1.137           312,094
                                                       2009      0.910          1.055           338,380

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.037          1.221           361,316
                                                       2009      0.824          1.037           427,767

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.060          1.043         5,587,121
                                                       2009      1.074          1.060         6,098,592
                                                       2008      1.062          1.074         6,523,177
                                                       2007      1.028          1.062         3,332,432
                                                       2006      1.006          1.028         3,222,885

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.141          1.257           200,885
                                                       2009      0.880          1.141           239,608
                                                       2008      1.426          0.880           264,858

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.769          0.802                --
                                                       2008      1.417          0.769           310,605
                                                       2007      1.387          1.417           304,423
                                                       2006      1.369          1.387           318,716

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.082          1.218           618,116
                                                       2009      0.905          1.082           615,503
                                                       2008      1.508          0.905           650,801
                                                       2007      1.474          1.508           760,928
                                                       2006      1.438          1.474           812,291

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.814          0.926           170,919
                                                       2009      0.630          0.814           395,266
                                                       2008      1.076          0.630           401,375
                                                       2007      1.060          1.076           407,964
                                                       2006      1.002          1.060           415,612

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.079          1.167           767,668
                                                       2009      0.910          1.079           809,221
                                                       2008      1.081          0.910           628,181
                                                       2007      1.042          1.081           167,259
                                                       2006      1.001          1.042            52,003

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.013          1.110           953,169
                                                       2009      0.833          1.013           615,170
                                                       2008      1.080          0.833           347,305
                                                       2007      1.049          1.080           307,605
                                                       2006      1.002          1.049            78,615

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.943          1.050           823,214
                                                       2009      0.758          0.943         1,106,422
                                                       2008      1.081          0.758           698,697
                                                       2007      1.054          1.081           826,468
                                                       2006      1.002          1.054           695,042

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.875          0.987           279,346
                                                       2009      0.689          0.875           520,467
                                                       2008      1.081          0.689           525,964
                                                       2007      1.059          1.081           565,433
                                                       2006      1.002          1.059           434,710

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.897          1.010           755,899
                                                       2009      0.730          0.897         1,190,775

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.252          1.353         1,549,396
                                                       2009      1.076          1.252         1,631,485
                                                       2008      1.409          1.076         1,664,381
                                                       2007      1.376          1.409         2,193,063
                                                       2006      1.288          1.376         2,464,195

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.156          1.266           476,031
                                                       2009      0.973          1.156           480,020
                                                       2008      1.467          0.973           491,422
                                                       2007      1.387          1.467           511,174
                                                       2006      1.256          1.387           563,222

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.881          1.005         1,591,586
                                                       2009      0.641          0.881         1,624,393
                                                       2008      1.097          0.641         1,736,560
                                                       2007      1.050          1.097         1,928,469
                                                       2006      0.996          1.050         2,037,499

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.919          1.055           875,435
                                                       2009      0.653          0.919         1,112,032
                                                       2008      1.146          0.653           849,286
                                                       2007      1.068          1.146           319,549
                                                       2006      0.998          1.068           309,858

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.084          1.436           743,130
                                                       2009      0.796          1.084           721,583
                                                       2008      1.211          0.796           668,556

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191                --
                                                       2006      1.081          1.148           611,233

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.107          1.153           268,545
                                                       2009      1.078          1.107           328,155
                                                       2008      1.098          1.078           345,901
                                                       2007      1.069          1.098           356,357
                                                       2006      1.034          1.069           364,365

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         3,371,576
                                                       2004      0.993          0.987         2,175,883
                                                       2003      1.000          0.993         1,310,823

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.094          1.155                --
                                                       2005      1.052          1.094           269,043
                                                       2004      0.992          1.052            92,026

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.113          1.135                --
                                                       2006      1.124          1.113           806,861
                                                       2005      1.120          1.124         1,079,597
                                                       2004      1.046          1.120           212,548
                                                       2003      1.000          1.046            37,676

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.182          1.221                --
                                                       2008      1.147          1.182         2,423,102
                                                       2007      1.073          1.147         2,470,927
                                                       2006      1.051          1.073         2,529,532
                                                       2005      1.044          1.051         2,497,306
                                                       2004      1.012          1.044           968,230
                                                       2003      1.000          1.012           316,179

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.045          2.213                --
                                                       2006      1.629          2.045             6,386
                                                       2005      1.476          1.629             4,302
                                                       2004      1.292          1.476                --
                                                       2003      1.000          1.292             3,031

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.151          2.296                --
                                                       2006      1.865          2.151           868,558
                                                       2005      1.773          1.865           865,656
                                                       2004      1.428          1.773           469,458
                                                       2003      1.000          1.428            61,368

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.371          1.459                --
                                                       2005      1.282          1.371           136,917
                                                       2004      1.225          1.282            85,341
                                                       2003      1.000          1.225            16,182

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.175          1.252                --
                                                       2005      1.191          1.175           335,953
                                                       2004      1.140          1.191           184,806
                                                       2003      1.000          1.140            34,119

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.643          1.794                --
                                                       2005      1.487          1.643           326,543
                                                       2004      1.298          1.487           212,893
                                                       2003      1.000          1.298            32,105

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.369          1.438                --
                                                       2005      1.333          1.369           796,677
                                                       2004      1.234          1.333           445,063
                                                       2003      1.000          1.234            83,835

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.212          1.242                --
                                                       2005      1.202          1.212           278,152
                                                       2004      1.108          1.202           163,728
                                                       2003      1.000          1.108            55,293

  Travelers Federated Stock Subaccount (6/03)........  2006      1.407          1.456                --
                                                       2005      1.359          1.407            33,030
                                                       2004      1.250          1.359            25,423
                                                       2003      1.000          1.250             1,345

  Travelers Large Cap Subaccount (6/03)..............  2006      1.329          1.369                --
                                                       2005      1.244          1.329           267,943
                                                       2004      1.188          1.244           158,186
                                                       2003      1.000          1.188            26,643

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.100          1.169                --
                                                       2005      1.000          1.100           292,653

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.033                --
                                                       2005      1.000          1.030            50,090

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.067          1.104                --
                                                       2005      1.000          1.067           580,765

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.123                --
                                                       2005      1.000          1.077           334,074

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.066                --
                                                       2005      1.000          1.046            25,746

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.456          1.546                --
                                                       2005      1.322          1.456           161,991
                                                       2004      1.160          1.322            86,666
                                                       2003      1.000          1.160                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.456          1.540                --
                                                       2005      1.437          1.456           460,731
                                                       2004      1.281          1.437           312,401
                                                       2003      1.000          1.281            10,283

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.248          1.288                --
                                                       2005      1.233          1.248         2,471,112
                                                       2004      1.125          1.233         1,075,218
                                                       2003      1.000          1.125           143,113

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.256                --
                                                       2005      1.111          1.162           543,927
                                                       2004      0.961          1.111           114,475

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.550          1.780                --
                                                       2005      1.439          1.550           228,774
                                                       2004      1.265          1.439           135,891
                                                       2003      1.000          1.265             4,766

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.355          1.438                --
                                                       2005      1.301          1.355            69,817
                                                       2004      1.190          1.301             9,188
                                                       2003      1.000          1.190                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.050          1.104                --
                                                       2005      1.000          1.050            83,935

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.116                --
                                                       2005      1.085          1.106           808,416
                                                       2004      0.971          1.085           157,198

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.019                --
                                                       2005      1.030          1.029           605,434
                                                       2004      1.014          1.030           311,122
                                                       2003      1.000          1.014           142,286

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.335          1.392                --
                                                       2005      1.330          1.335            58,950
                                                       2004      1.228          1.330            52,599
                                                       2003      1.000          1.228             9,971

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.106          1.273                --
                                                       2005      1.000          1.106            14,618

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270                --
                                                       2005      1.000          1.108            50,508

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.034                --
                                                       2005      1.046          1.073           374,550
                                                       2004      0.979          1.046            47,201

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.029          0.998                --
                                                       2008      1.631          1.029           535,740
                                                       2007      1.699          1.631           596,073
                                                       2006      1.489          1.699           611,947
                                                       2005      1.454          1.489           597,781
                                                       2004      1.260          1.454           248,011
                                                       2003      1.000          1.260             8,903

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.834          0.855                --
                                                       2008      1.490          0.834                --
                                                       2007      1.348          1.490                --
                                                       2006      1.284          1.348                --
                                                       2005      1.211          1.284                --
                                                       2004      1.187          1.211                --
                                                       2003      1.000          1.187                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.376          1.343               --
                                                       2005      1.219          1.376               --
                                                       2004      1.145          1.219               --
                                                       2003      1.000          1.145               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.863          2.046               --
                                                       2009      1.332          1.863           16,095
                                                       2008      2.201          1.332           16,095
                                                       2007      1.950          2.201           16,095
                                                       2006      1.648          1.950           16,095
                                                       2005      1.470          1.648           16,095
                                                       2004      1.318          1.470           16,095
                                                       2003      1.000          1.318            2,754

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.431          1.669            3,251
                                                       2009      1.045          1.431           11,665
                                                       2008      1.898          1.045           11,671
                                                       2007      1.719          1.898           11,677
                                                       2006      1.587          1.719           11,682
                                                       2005      1.390          1.587           11,687
                                                       2004      1.257          1.390           11,693
                                                       2003      1.000          1.257            4,726

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.303          1.426            3,335
                                                       2009      1.010          1.303            3,344
                                                       2008      1.654          1.010            3,354
                                                       2007      1.603          1.654            3,362
                                                       2006      1.416          1.603            3,369
                                                       2005      1.361          1.416               --
                                                       2004      1.255          1.361            5,691
                                                       2003      1.000          1.255            3,612

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.657          1.639               --
                                                       2005      1.427          1.657               --
                                                       2004      1.215          1.427               --
                                                       2003      1.000          1.215               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.717          2.237               --
                                                       2005      1.630          1.717            1,701
                                                       2004      1.263          1.630            7,121
                                                       2003      1.000          1.263            3,675

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.492          1.428               --
                                                       2007      1.418          1.492           16,836
                                                       2006      1.239          1.418           17,229
                                                       2005      1.208          1.239           17,653
                                                       2004      1.170          1.208           13,843
                                                       2003      1.000          1.170            1,549

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.300          1.227               --
                                                       2007      1.488          1.300               --
                                                       2006      1.459          1.488               --
                                                       2005      1.404          1.459               --
                                                       2004      1.283          1.404            3,443
                                                       2003      1.000          1.283            3,443

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.310          1.424               --
                                                       2005      1.210          1.310               --
                                                       2004      1.078          1.210               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.308          1.457               --
                                                       2005      1.208          1.308               --
                                                       2004      1.072          1.208               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.520          1.746            3,051
                                                       2009      1.142          1.520            3,059
                                                       2008      2.027          1.142            3,068
                                                       2007      1.759          2.027            3,075
                                                       2006      1.606          1.759            3,082
                                                       2005      1.401          1.606               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.260          1.461               --
                                                       2009      0.944          1.260               --
                                                       2008      1.639          0.944               --
                                                       2007      1.563          1.639               --
                                                       2006      1.397          1.563               --
                                                       2005      1.178          1.397               --
                                                       2004      1.184          1.178               --
                                                       2003      1.000          1.184               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      2.042          2.580               --
                                                       2009      1.487          2.042               --
                                                       2008      2.506          1.487            1,502
                                                       2007      2.211          2.506            1,502
                                                       2006      2.002          2.211            1,559
                                                       2005      1.726          2.002            3,349
                                                       2004      1.409          1.726            3,924
                                                       2003      1.000          1.409               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.450          1.686               --
                                                       2005      1.334          1.450               --
                                                       2004      1.206          1.334            5,925
                                                       2003      1.000          1.206            3,788

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.611          3.283               --
                                                       2007      2.853          3.611               --
                                                       2006      2.267          2.853               --
                                                       2005      1.810          2.267               --
                                                       2004      1.477          1.810               --
                                                       2003      1.000          1.477               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.800          1.917              987
                                                       2009      1.336          1.800            1,510
                                                       2008      2.281          1.336            9,765
                                                       2007      2.011          2.281           27,581
                                                       2006      1.685          2.011           40,952
                                                       2005      1.556          1.685           36,787
                                                       2004      1.336          1.556           42,048
                                                       2003      1.104          1.336               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.617          1.936               --
                                                       2005      1.512          1.617           25,503
                                                       2004      1.326          1.512           17,201
                                                       2003      1.000          1.326            1,376

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080               --
                                                       2005      1.062          1.057               --
                                                       2004      0.990          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.231          1.270               --
                                                       2005      1.163          1.231               --
                                                       2004      1.093          1.163            4,021
                                                       2003      1.000          1.093            4,021

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.587          1.608               --
                                                       2009      1.285          1.587               --
                                                       2008      1.843          1.285               --
                                                       2007      1.541          1.843               --
                                                       2006      1.475          1.541               --
                                                       2005      1.336          1.475               --
                                                       2004      1.190          1.336               --
                                                       2003      1.000          1.190               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.613          1.971               --
                                                       2009      1.046          1.613               --
                                                       2008      1.900          1.046               --
                                                       2007      1.589          1.900               --
                                                       2006      1.500          1.589               --
                                                       2005      1.368          1.500            1,138
                                                       2004      1.384          1.368            1,140
                                                       2003      1.000          1.384               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.662          1.565               --
                                                       2007      1.546          1.662               --
                                                       2006      1.334          1.546               --
                                                       2005      1.286          1.334               --
                                                       2004      1.252          1.286               --
                                                       2003      1.000          1.252               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.537          1.723               --
                                                       2005      1.504          1.537            2,061
                                                       2004      1.333          1.504            2,065
                                                       2003      1.000          1.333               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.229          1.510               --
                                                       2009      0.929          1.229               --
                                                       2008      1.587          0.929               --
                                                       2007      1.648          1.587               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.314          1.454               --
                                                       2009      1.095          1.314               --
                                                       2008      1.576          1.095               --
                                                       2007      1.524          1.576               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.302          1.492            9,080
                                                       2009      1.025          1.302           13,063
                                                       2008      1.644          1.025            3,191
                                                       2007      1.718          1.644            3,196

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.218          1.315               --
                                                       2009      0.871          1.218               --
                                                       2008      1.413          0.871               --
                                                       2007      1.413          1.413               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.326          1.427               --
                                                       2009      1.084          1.326            8,333
                                                       2008      1.714          1.084            8,333
                                                       2007      1.679          1.714            8,333
                                                       2006      1.445          1.679            8,333
                                                       2005      1.380          1.445            8,333
                                                       2004      1.272          1.380            8,333
                                                       2003      1.000          1.272            1,427

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.630          2.005               --
                                                       2009      1.162          1.630               --
                                                       2008      1.995          1.162               --
                                                       2007      1.845          1.995               --
                                                       2006      1.665          1.845               --
                                                       2005      1.615          1.665               --
                                                       2004      1.428          1.615               --
                                                       2003      1.000          1.428               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.962          0.936               --
                                                       2008      1.566          0.962               --
                                                       2007      1.519          1.566               --
                                                       2006      1.343          1.519               --
                                                       2005      1.311          1.343               --
                                                       2004      1.210          1.311            5,045
                                                       2003      1.000          1.210            3,724

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.096          1.208               --
                                                       2009      0.908          1.096               --
                                                       2008      1.236          0.908               --
                                                       2007      1.134          1.236               --
                                                       2006      1.072          1.134               --
                                                       2005      1.045          1.072               --
                                                       2004      0.945          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.909          0.975               --
                                                       2009      0.788          0.909               --
                                                       2008      1.017          0.788               --
                                                       2007      1.021          1.017               --
                                                       2006      0.998          1.021               --
                                                       2005      0.992          0.998               --
                                                       2004      0.998          0.992               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.653          1.734               --
                                                       2006      1.424          1.653            3,201
                                                       2005      1.393          1.424            3,206
                                                       2004      1.309          1.393            3,212
                                                       2003      1.000          1.309            3,213

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.366          1.423               --
                                                       2006      1.334          1.366               --
                                                       2005      1.290          1.334               --
                                                       2004      1.306          1.290               --
                                                       2003      1.000          1.306               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.607          1.663               --
                                                       2006      1.472          1.607               --
                                                       2005      1.363          1.472               --
                                                       2004      1.272          1.363            3,491
                                                       2003      1.000          1.272            3,491

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.470          1.535               --
                                                       2006      1.331          1.470               --
                                                       2005      1.307          1.331            2,357
                                                       2004      1.227          1.307            2,361
                                                       2003      1.000          1.227               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.607          1.669               --
                                                       2006      1.394          1.607               --
                                                       2005      1.374          1.394               --
                                                       2004      1.241          1.374            3,686
                                                       2003      1.000          1.241            3,686

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.796          1.979               --
                                                       2006      1.629          1.796            6,379
                                                       2005      1.532          1.629            4,441
                                                       2004      1.257          1.532            5,008
                                                       2003      1.000          1.257               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.115               --
                                                       2005      1.060          1.081            2,761
                                                       2004      0.981          1.060            3,195

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.776          1.711               --
                                                       2007      1.704          1.776            3,134
                                                       2006      1.791          1.704            3,139

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.424          1.627               --
                                                       2009      0.983          1.424               --
                                                       2008      1.319          0.983               --
                                                       2007      1.306          1.319               --
                                                       2006      1.240          1.306               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.633          1.711               --
                                                       2006      1.543          1.633            9,105

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.233          1.364                0
                                                       2009      1.052          1.233            9,105
                                                       2008      1.708          1.052            9,105
                                                       2007      1.697          1.708            9,105

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.778          0.889               --
                                                       2009      0.586          0.778               --
                                                       2008      1.020          0.586            3,722
                                                       2007      1.219          1.020            3,392
                                                       2006      1.003          1.219            3,023

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.226          1.440               --
                                                       2009      0.966          1.226               --
                                                       2008      1.315          0.966               --
                                                       2007      1.352          1.315               --
                                                       2006      1.269          1.352               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.696          1.944            3,781
                                                       2009      1.110          1.696            3,791
                                                       2008      1.906          1.110            3,802
                                                       2007      1.956          1.906            3,811
                                                       2006      1.777          1.956            3,819

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.098          1.365               --
                                                       2009      0.833          1.098               --
                                                       2008      1.381          0.833               --
                                                       2007      1.261          1.381               --
                                                       2006      1.272          1.261               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.730          1.865               --
                                                       2009      1.230          1.730               --
                                                       2008      2.152          1.230               --
                                                       2007      1.679          2.152               --
                                                       2006      1.639          1.679               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.454          1.760            3,118
                                                       2009      1.079          1.454            3,123
                                                       2008      1.707          1.079            3,129

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.913          1.103           53,698
                                                       2009      0.680          0.913           55,873
                                                       2008      1.121          0.680           70,366
                                                       2007      1.266          1.121               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.904          0.894               --
                                                       2008      1.231          0.904            2,960
                                                       2007      1.178          1.231            3,042
                                                       2006      1.115          1.178            2,971

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.485          1.651               --
                                                       2009      1.102          1.485               --
                                                       2008      1.374          1.102               --
                                                       2007      1.309          1.374               --
                                                       2006      1.250          1.309               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.801          0.921               --
                                                       2009      0.689          0.801               --
                                                       2008      1.100          0.689               --
                                                       2007      1.077          1.100               --
                                                       2006      1.001          1.077               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.792          0.977            6,956
                                                       2009      0.637          0.792            7,946
                                                       2008      1.058          0.637            9,200
                                                       2007      1.071          1.058           10,103
                                                       2006      0.964          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.891          0.847               --
                                                       2008      1.581          0.891               --
                                                       2007      1.438          1.581               --
                                                       2006      1.457          1.438               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.498          3.035               --
                                                       2009      1.505          2.498               --
                                                       2008      3.288          1.505               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.687          1.847           36,846
                                                       2009      1.305          1.687           34,464
                                                       2008      2.305          1.305           34,716
                                                       2007      2.197          2.305               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.283          1.362            5,252
                                                       2009      1.103          1.283            5,063
                                                       2008      1.203          1.103              211
                                                       2007      1.137          1.203               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.359          1.444           11,419
                                                       2009      1.221          1.359           22,312

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.278          1.460               --
                                                       2009      1.050          1.278               --
                                                       2008      1.591          1.050               --
                                                       2007      1.542          1.591               --
                                                       2006      1.435          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.281               --
                                                       2006      1.104          1.161               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.387          1.529               --
                                                       2009      1.061          1.387               --
                                                       2008      1.209          1.061               --
                                                       2007      1.154          1.209               --
                                                       2006      1.115          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.839          0.989               --
                                                       2009      0.675          0.839               --
                                                       2008      0.979          0.675            3,364
                                                       2007      1.028          0.979            3,598
                                                       2006      1.003          1.028               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.282          1.448               --
                                                       2009      1.029          1.282               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.387          1.570               --
                                                       2009      0.946          1.387               --
                                                       2008      1.774          0.946               --
                                                       2007      1.499          1.774               --
                                                       2006      1.538          1.499               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.126          1.199            3,921
                                                       2009      1.047          1.126            3,928
                                                       2008      1.103          1.047           37,825
                                                       2007      1.056          1.103           39,948
                                                       2006      1.018          1.056               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.052          1.133               --
                                                       2009      0.907          1.052               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.033          1.217            4,706
                                                       2009      0.821          1.033            5,489

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.057          1.038           33,546
                                                       2009      1.071          1.057           27,446
                                                       2008      1.059          1.071           21,460
                                                       2007      1.026          1.059          100,284
                                                       2006      1.005          1.026           83,497

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.137          1.252               --
                                                       2009      0.877          1.137            9,165
                                                       2008      1.422          0.877           16,385

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.767          0.800               --
                                                       2008      1.414          0.767           28,492
                                                       2007      1.384          1.414           30,557
                                                       2006      1.367          1.384           32,182

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.079          1.213               --
                                                       2009      0.902          1.079               --
                                                       2008      1.505          0.902               --
                                                       2007      1.471          1.505               --
                                                       2006      1.436          1.471               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.813          0.924               --
                                                       2009      0.629          0.813               --
                                                       2008      1.075          0.629               --
                                                       2007      1.059          1.075               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.077          1.164               --
                                                       2009      0.909          1.077               --
                                                       2008      1.080          0.909               --
                                                       2007      1.042          1.080               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.011          1.108               --
                                                       2009      0.832          1.011               --
                                                       2008      1.079          0.832               --
                                                       2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.942          1.047               --
                                                       2009      0.757          0.942               --
                                                       2008      1.080          0.757               --
                                                       2007      1.053          1.080               --
                                                       2006      1.002          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.873          0.984               --
                                                       2009      0.689          0.873               --
                                                       2008      1.080          0.689               --
                                                       2007      1.058          1.080               --
                                                       2006      1.002          1.058               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.895          1.007               --
                                                       2009      0.729          0.895               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.248          1.347            8,866
                                                       2009      1.073          1.248           28,425
                                                       2008      1.406          1.073           29,167
                                                       2007      1.373          1.406           29,798
                                                       2006      1.286          1.373           30,236

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.153          1.262               --
                                                       2009      0.971          1.153               --
                                                       2008      1.465          0.971               --
                                                       2007      1.385          1.465               --
                                                       2006      1.254          1.385               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.880          1.002               --
                                                       2009      0.640          0.880           14,053
                                                       2008      1.096          0.640           39,661
                                                       2007      1.050          1.096           41,005
                                                       2006      0.996          1.050           42,052

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.917          1.052            6,918
                                                       2009      0.653          0.917            7,493
                                                       2008      1.145          0.653            8,187
                                                       2007      1.068          1.145               --
                                                       2006      0.998          1.068               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.081          1.430               --
                                                       2009      0.793          1.081               --
                                                       2008      1.209          0.793               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.146          1.189               --
                                                       2006      1.080          1.146               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.104          1.149               --
                                                       2009      1.075          1.104               --
                                                       2008      1.096          1.075               --
                                                       2007      1.068          1.096               --
                                                       2006      1.033          1.068               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996            2,843
                                                       2004      0.993          0.986           29,727
                                                       2003      1.000          0.993               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.154               --
                                                       2005      1.052          1.093               --
                                                       2004      0.992          1.052               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.110          1.132               --
                                                       2006      1.122          1.110               --
                                                       2005      1.119          1.122               --
                                                       2004      1.045          1.119            4,140
                                                       2003      1.000          1.045            4,140

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.179          1.217               --
                                                       2008      1.145          1.179           18,304
                                                       2007      1.071          1.145           18,782
                                                       2006      1.050          1.071           19,279
                                                       2005      1.043          1.050           16,287
                                                       2004      1.012          1.043           17,024
                                                       2003      1.000          1.012            1,757

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.041          2.209               --
                                                       2006      1.626          2.041               --
                                                       2005      1.475          1.626               --
                                                       2004      1.292          1.475               --
                                                       2003      1.000          1.292               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.147          2.292               --
                                                       2006      1.863          2.147            1,700
                                                       2005      1.771          1.863            1,577
                                                       2004      1.428          1.771            2,066
                                                       2003      1.000          1.428               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.369          1.457               --
                                                       2005      1.281          1.369               --
                                                       2004      1.224          1.281               --
                                                       2003      1.000          1.224               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.173          1.250               --
                                                       2005      1.190          1.173               --
                                                       2004      1.139          1.190            3,938
                                                       2003      1.000          1.139            3,938

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.641          1.791               --
                                                       2005      1.485          1.641            3,144
                                                       2004      1.298          1.485            3,150
                                                       2003      1.000          1.298            3,151

  Travelers Equity Income Subaccount (5/03)..........  2006      1.367          1.436               --
                                                       2005      1.332          1.367               --
                                                       2004      1.233          1.332               --
                                                       2003      1.000          1.233               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.210          1.240               --
                                                       2005      1.201          1.210               --
                                                       2004      1.107          1.201               --
                                                       2003      1.000          1.107               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.405          1.454               --
                                                       2005      1.358          1.405               --
                                                       2004      1.250          1.358               --
                                                       2003      1.000          1.250               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.327          1.367               --
                                                       2005      1.243          1.327           31,049
                                                       2004      1.187          1.243           19,982
                                                       2003      1.000          1.187               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.104               --
                                                       2005      1.000          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.122               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.066               --
                                                       2005      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.454          1.543               --
                                                       2005      1.321          1.454            9,105
                                                       2004      1.160          1.321            9,105
                                                       2003      1.000          1.160            1,562

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.454          1.538               --
                                                       2005      1.436          1.454               --
                                                       2004      1.280          1.436               --
                                                       2003      1.000          1.280               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.246          1.286               --
                                                       2005      1.232          1.246           30,252
                                                       2004      1.125          1.232           30,919
                                                       2003      1.000          1.125            6,907

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.254               --
                                                       2005      1.110          1.161               --
                                                       2004      0.961          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.548          1.777               --
                                                       2005      1.438          1.548               --
                                                       2004      1.264          1.438               --
                                                       2003      1.000          1.264               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.353          1.435               --
                                                       2005      1.299          1.353               --
                                                       2004      1.190          1.299               --
                                                       2003      1.000          1.190               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.049          1.104               --
                                                       2005      1.000          1.049               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.115               --
                                                       2005      1.084          1.105               --
                                                       2004      0.971          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.028          1.018               --
                                                       2005      1.029          1.028           43,791
                                                       2004      1.014          1.029           25,966
                                                       2003      1.000          1.014            3,963

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.333          1.390               --
                                                       2005      1.329          1.333               --
                                                       2004      1.227          1.329               --
                                                       2003      1.000          1.227               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.106          1.272               --
                                                       2005      1.000          1.106               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.033               --
                                                       2005      1.045          1.072               --
                                                       2004      0.979          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.026          0.995               --
                                                       2008      1.627          1.026               --
                                                       2007      1.695          1.627               --
                                                       2006      1.487          1.695               --
                                                       2005      1.453          1.487               --
                                                       2004      1.259          1.453               --
                                                       2003      1.000          1.259               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.832          0.852               --
                                                       2008      1.487          0.832               --
                                                       2007      1.346          1.487               --
                                                       2006      1.283          1.346               --
                                                       2005      1.210          1.283               --
                                                       2004      1.186          1.210               --
                                                       2003      1.000          1.186               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.326          1.294               --
                                                       2005      1.175          1.326               --
                                                       2004      1.105          1.175               --
                                                       2003      1.000          1.105               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.703          1.869           64,659
                                                       2009      1.219          1.703           67,286
                                                       2008      2.014          1.219          116,778
                                                       2007      1.785          2.014          115,421
                                                       2006      1.509          1.785          105,610
                                                       2005      1.347          1.509           66,758
                                                       2004      1.209          1.347               --
                                                       2003      1.000          1.209               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.310          1.527          273,595
                                                       2009      0.957          1.310          319,160
                                                       2008      1.739          0.957          368,588
                                                       2007      1.576          1.739          353,593
                                                       2006      1.456          1.576          353,045
                                                       2005      1.276          1.456          335,545
                                                       2004      1.155          1.276               --
                                                       2003      1.000          1.155               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.192          1.305           84,970
                                                       2009      0.925          1.192           95,925
                                                       2008      1.515          0.925          102,969
                                                       2007      1.469          1.515          111,233
                                                       2006      1.298          1.469          110,801
                                                       2005      1.249          1.298           56,206
                                                       2004      1.152          1.249               --
                                                       2003      1.000          1.152               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.549          1.532               --
                                                       2005      1.334          1.549            4,325
                                                       2004      1.137          1.334               --
                                                       2003      1.000          1.137               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.651          2.151               --
                                                       2005      1.568          1.651           63,253
                                                       2004      1.215          1.568               --
                                                       2003      1.000          1.215               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.389          1.328               --
                                                       2007      1.320          1.389              189
                                                       2006      1.154          1.320              191
                                                       2005      1.126          1.154               --
                                                       2004      1.091          1.126               --
                                                       2003      1.000          1.091               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.203          1.134               --
                                                       2007      1.377          1.203           25,165
                                                       2006      1.351          1.377           24,249
                                                       2005      1.300          1.351           18,044
                                                       2004      1.189          1.300               --
                                                       2003      1.000          1.189               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.309          1.423               --
                                                       2005      1.210          1.309          132,515
                                                       2004      1.083          1.210               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.306          1.455               --
                                                       2005      1.208          1.306           17,495
                                                       2004      1.124          1.208               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.424          1.635           60,189
                                                       2009      1.070          1.424           61,815
                                                       2008      1.902          1.070           78,752
                                                       2007      1.651          1.902           85,172
                                                       2006      1.508          1.651           87,922
                                                       2005      1.316          1.508           77,171
                                                       2004      1.164          1.316               --
                                                       2003      1.000          1.164               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.164          1.349               --
                                                       2009      0.873          1.164               --
                                                       2008      1.516          0.873               --
                                                       2007      1.446          1.516               --
                                                       2006      1.293          1.446               --
                                                       2005      1.091          1.293               --
                                                       2004      1.097          1.091               --
                                                       2003      1.017          1.097               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.835          2.317           28,028
                                                       2009      1.337          1.835           36,730
                                                       2008      2.254          1.337           54,110
                                                       2007      1.990          2.254           33,684
                                                       2006      1.802          1.990           39,701
                                                       2005      1.555          1.802           37,003
                                                       2004      1.270          1.555               --
                                                       2003      1.000          1.270               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.353          1.573               --
                                                       2005      1.246          1.353           60,968
                                                       2004      1.126          1.246               --
                                                       2003      1.000          1.126               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.245          2.950               --
                                                       2007      2.566          3.245           23,074
                                                       2006      2.039          2.566           30,482
                                                       2005      1.629          2.039           32,726
                                                       2004      1.330          1.629               --
                                                       2003      1.000          1.330               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.635          1.741          241,331
                                                       2009      1.215          1.635          254,431
                                                       2008      2.074          1.215          248,667
                                                       2007      1.829          2.074          321,873
                                                       2006      1.534          1.829          310,295
                                                       2005      1.417          1.534            8,460
                                                       2004      1.217          1.417               --
                                                       2003      1.000          1.217               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.446          1.730               --
                                                       2005      1.353          1.446          200,793
                                                       2004      1.187          1.353               --
                                                       2003      1.000          1.187               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.056          1.079               --
                                                       2005      1.061          1.056           58,955
                                                       2004      0.990          1.061               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.185          1.223               --
                                                       2005      1.121          1.185               --
                                                       2004      1.053          1.121               --
                                                       2003      1.000          1.053               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.480          1.499               --
                                                       2009      1.199          1.480               --
                                                       2008      1.720          1.199               --
                                                       2007      1.439          1.720               --
                                                       2006      1.378          1.439               --
                                                       2005      1.249          1.378               --
                                                       2004      1.114          1.249               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.440          1.760                1
                                                       2009      0.935          1.440                5
                                                       2008      1.699          0.935           13,760
                                                       2007      1.421          1.699               12
                                                       2006      1.342          1.421               14
                                                       2005      1.225          1.342               18
                                                       2004      1.240          1.225               --
                                                       2003      1.000          1.240               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.520          1.431               --
                                                       2007      1.415          1.520               --
                                                       2006      1.222          1.415               --
                                                       2005      1.178          1.222               --
                                                       2004      1.148          1.178               --
                                                       2003      1.000          1.148               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.419          1.589               --
                                                       2005      1.389          1.419               --
                                                       2004      1.231          1.389               --
                                                       2003      1.000          1.231               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.114          1.368                1
                                                       2009      0.843          1.114            7,793
                                                       2008      1.440          0.843           32,485
                                                       2007      1.496          1.440           29,824

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.206          1.334           12,004
                                                       2009      1.005          1.206           12,575
                                                       2008      1.448          1.005           13,769
                                                       2007      1.401          1.448           14,358

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.175          1.346           23,302
                                                       2009      0.925          1.175           24,056
                                                       2008      1.485          0.925           26,190
                                                       2007      1.553          1.485          156,406

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.101          1.187               --
                                                       2009      0.787          1.101               --
                                                       2008      1.278          0.787               --
                                                       2007      1.278          1.278               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.185          1.274               --
                                                       2009      0.969          1.185               --
                                                       2008      1.532          0.969               --
                                                       2007      1.502          1.532               --
                                                       2006      1.293          1.502               --
                                                       2005      1.235          1.293               --
                                                       2004      1.140          1.235               --
                                                       2003      1.000          1.140               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.454          1.788           19,083
                                                       2009      1.037          1.454           19,604
                                                       2008      1.781          1.037           19,853
                                                       2007      1.649          1.781               --
                                                       2006      1.488          1.649               --
                                                       2005      1.445          1.488               --
                                                       2004      1.278          1.445               --
                                                       2003      1.000          1.278               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.893          0.869               --
                                                       2008      1.455          0.893           56,471
                                                       2007      1.412          1.455           57,013
                                                       2006      1.249          1.412           58,054
                                                       2005      1.220          1.249           25,209
                                                       2004      1.127          1.220               --
                                                       2003      1.000          1.127               --



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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.093          1.204               --
                                                       2009      0.906          1.093               --
                                                       2008      1.234          0.906               --
                                                       2007      1.133          1.234               --
                                                       2006      1.071          1.133               --
                                                       2005      1.044          1.071               --
                                                       2004      0.945          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.906          0.972               --
                                                       2009      0.786          0.906               --
                                                       2008      1.015          0.786           27,805
                                                       2007      1.020          1.015           29,122
                                                       2006      0.997          1.020           30,247
                                                       2005      0.992          0.997           31,427
                                                       2004      0.998          0.992               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.494          1.567               --
                                                       2006      1.288          1.494               --
                                                       2005      1.260          1.288               --
                                                       2004      1.185          1.260               --
                                                       2003      1.000          1.185               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.236          1.287               --
                                                       2006      1.208          1.236               --
                                                       2005      1.169          1.208               --
                                                       2004      1.184          1.169               --
                                                       2003      1.000          1.184               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.459          1.510               --
                                                       2006      1.338          1.459           30,238
                                                       2005      1.239          1.338           39,238
                                                       2004      1.156          1.239               --
                                                       2003      1.000          1.156               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.351          1.410               --
                                                       2006      1.223          1.351            2,448
                                                       2005      1.202          1.223               --
                                                       2004      1.129          1.202               --
                                                       2003      0.996          1.129               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.493          1.550               --
                                                       2006      1.296          1.493          107,711
                                                       2005      1.278          1.296           97,856
                                                       2004      1.155          1.278               --
                                                       2003      0.996          1.155               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.664          1.832               --
                                                       2006      1.509          1.664          156,771
                                                       2005      1.420          1.509          156,098
                                                       2004      1.165          1.420               --
                                                       2003      1.000          1.165               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.114               --
                                                       2005      1.059          1.081            9,086
                                                       2004      0.981          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.628          1.568               --
                                                       2007      1.563          1.628           36,339
                                                       2006      1.643          1.563            7,328

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.374          1.569           87,098
                                                       2009      0.949          1.374           91,723
                                                       2008      1.274          0.949          143,320
                                                       2007      1.262          1.274          158,396
                                                       2006      1.199          1.262           87,690

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.528          1.601               --
                                                       2006      1.445          1.528            7,905

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.152          1.273               (0)
                                                       2009      0.984          1.152               (0)
                                                       2008      1.597          0.984               --
                                                       2007      1.588          1.597            5,731

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.777          0.887          199,515
                                                       2009      0.585          0.777          219,875
                                                       2008      1.020          0.585          223,707
                                                       2007      1.218          1.020          200,890
                                                       2006      1.003          1.218          146,333

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.223          1.436            1,311
                                                       2009      0.965          1.223            1,377
                                                       2008      1.314          0.965            1,359
                                                       2007      1.351          1.314            1,549
                                                       2006      1.269          1.351            1,438

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.563          1.791            2,737
                                                       2009      1.024          1.563           11,023
                                                       2008      1.759          1.024           17,108
                                                       2007      1.806          1.759           16,311
                                                       2006      1.641          1.806            7,173

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.096          1.361               --
                                                       2009      0.831          1.096               --
                                                       2008      1.379          0.831            6,216
                                                       2007      1.260          1.379            5,877
                                                       2006      1.271          1.260            6,236

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.614          1.739           89,776
                                                       2009      1.147          1.614          105,140
                                                       2008      2.009          1.147          105,926
                                                       2007      1.568          2.009          106,959
                                                       2006      1.532          1.568           83,182

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.331          1.612           32,790
                                                       2009      0.988          1.331           38,039
                                                       2008      1.565          0.988           38,886

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.911          1.100           76,744
                                                       2009      0.678          0.911           89,891
                                                       2008      1.119          0.678          121,130
                                                       2007      1.265          1.119           45,145

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.902          0.891               --
                                                       2008      1.228          0.902           35,712
                                                       2007      1.176          1.228           35,864
                                                       2006      1.114          1.176           36,255

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.408          1.565               --
                                                       2009      1.046          1.408           17,089
                                                       2008      1.305          1.046              138
                                                       2007      1.243          1.305              139
                                                       2006      1.188          1.243              140

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.800          0.919          190,937
                                                       2009      0.688          0.800          206,568
                                                       2008      1.099          0.688          285,750
                                                       2007      1.076          1.099          280,694
                                                       2006      1.001          1.076          103,968

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.790          0.974          182,953
                                                       2009      0.636          0.790          226,659
                                                       2008      1.058          0.636          260,534
                                                       2007      1.071          1.058          236,077
                                                       2006      0.964          1.071            8,430

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.839          0.797               --
                                                       2008      1.489          0.839              172
                                                       2007      1.354          1.489              173
                                                       2006      1.373          1.354              174

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.243          2.724           28,061
                                                       2009      1.352          2.243           30,484
                                                       2008      2.955          1.352           46,665

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.541          1.686           30,720
                                                       2009      1.193          1.541           41,457
                                                       2008      2.107          1.193           20,278
                                                       2007      2.009          2.107              516

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.217          1.291          136,185
                                                       2009      1.047          1.217          134,684
                                                       2008      1.142          1.047          143,004
                                                       2007      1.080          1.142          182,484

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.323          1.405          241,207
                                                       2009      1.188          1.323          235,915

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.208          1.379               --
                                                       2009      0.993          1.208              163
                                                       2008      1.505          0.993              165
                                                       2007      1.459          1.505              166
                                                       2006      1.359          1.459              167

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.279               --
                                                       2006      1.103          1.160           46,267

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.383          1.524          107,263
                                                       2009      1.058          1.383          115,514
                                                       2008      1.207          1.058          216,727
                                                       2007      1.152          1.207          248,507
                                                       2006      1.114          1.152          254,998

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.838          0.986          150,332
                                                       2009      0.674          0.838          164,448
                                                       2008      0.979          0.674          155,484
                                                       2007      1.027          0.979          172,747
                                                       2006      1.003          1.027           34,914

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.156          1.305          204,377
                                                       2009      0.928          1.156          225,620

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.256          1.421           21,443
                                                       2009      0.857          1.256           23,152
                                                       2008      1.608          0.857           22,577
                                                       2007      1.360          1.608           23,002
                                                       2006      1.395          1.360           21,429

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.098          1.168               --
                                                       2009      1.021          1.098              538
                                                       2008      1.077          1.021              542
                                                       2007      1.031          1.077              546
                                                       2006      0.994          1.031               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.049          1.129           35,150
                                                       2009      0.905          1.049           35,219

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.979          1.153               --
                                                       2009      0.779          0.979              179

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.055          1.036          678,570
                                                       2009      1.069          1.055          784,752
                                                       2008      1.059          1.069          631,296
                                                       2007      1.026          1.059          490,084
                                                       2006      1.005          1.026          470,063

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.058          1.163               --
                                                       2009      0.816          1.058              187
                                                       2008      1.323          0.816              188

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.727          0.758               --
                                                       2008      1.341          0.727               --
                                                       2007      1.314          1.341               --
                                                       2006      1.298          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.998          1.122           27,857
                                                       2009      0.835          0.998           27,857
                                                       2008      1.394          0.835           51,273
                                                       2007      1.364          1.394           52,031
                                                       2006      1.331          1.364           52,907

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.811          0.922               --
                                                       2009      0.628          0.811               --
                                                       2008      1.074          0.628               --
                                                       2007      1.059          1.074               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.075          1.161           19,884
                                                       2009      0.908          1.075               --
                                                       2008      1.080          0.908               --
                                                       2007      1.041          1.080               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.009          1.105               --
                                                       2009      0.831          1.009           31,259
                                                       2008      1.079          0.831               --
                                                       2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.940          1.045           12,163
                                                       2009      0.756          0.940           24,924
                                                       2008      1.079          0.756            1,224
                                                       2007      1.053          1.079           20,797
                                                       2006      1.002          1.053            1,149

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.872          0.982               --
                                                       2009      0.688          0.872               --
                                                       2008      1.079          0.688               --
                                                       2007      1.058          1.079               --
                                                       2006      1.002          1.058               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.893          1.005           34,826
                                                       2009      0.727          0.893           34,835

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.175          1.268          338,603
                                                       2009      1.011          1.175          339,258
                                                       2008      1.324          1.011          436,166
                                                       2007      1.295          1.324          494,208
                                                       2006      1.213          1.295          447,977

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.149          1.258           15,846
                                                       2009      0.969          1.149           15,041
                                                       2008      1.462          0.969           15,555
                                                       2007      1.383          1.462           21,310
                                                       2006      1.253          1.383           25,316

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.878          1.000          357,008
                                                       2009      0.640          0.878          394,638
                                                       2008      1.096          0.640          518,875
                                                       2007      1.050          1.096          481,473
                                                       2006      0.996          1.050          501,533

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.916          1.050            3,899
                                                       2009      0.652          0.916           16,093
                                                       2008      1.144          0.652            1,466
                                                       2007      1.067          1.144               --
                                                       2006      0.998          1.067               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.077          1.425            9,593
                                                       2009      0.791          1.077           15,613
                                                       2008      1.206          0.791            9,714

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.188               --
                                                       2006      1.079          1.145           74,529

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.101          1.146               --
                                                       2009      1.073          1.101              519
                                                       2008      1.094          1.073           49,796
                                                       2007      1.066          1.094           62,433
                                                       2006      1.032          1.066           59,794

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           17,086
                                                       2004      0.994          0.986               --
                                                       2003      1.000          0.994               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.092          1.153               --
                                                       2005      1.051          1.092               --
                                                       2004      0.992          1.051               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075               --
                                                       2006      1.066          1.055          145,049
                                                       2005      1.064          1.066          124,863
                                                       2004      0.994          1.064               --
                                                       2003      1.000          0.994               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.148          1.185               --
                                                       2008      1.115          1.148          307,620
                                                       2007      1.044          1.115          414,144
                                                       2006      1.024          1.044          400,473
                                                       2005      1.018          1.024          324,409
                                                       2004      0.988          1.018               --
                                                       2003      1.000          0.988               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.867          2.019               --
                                                       2006      1.488          1.867               --
                                                       2005      1.350          1.488               --
                                                       2004      1.183          1.350               --
                                                       2003      1.000          1.183               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.918          2.047               --
                                                       2006      1.665          1.918           69,851
                                                       2005      1.584          1.665           70,108
                                                       2004      1.278          1.584               --
                                                       2003      1.000          1.278               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.290          1.373               --
                                                       2005      1.208          1.290              343
                                                       2004      1.155          1.208               --
                                                       2003      1.000          1.155               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.115          1.188               --
                                                       2005      1.131          1.115               --
                                                       2004      1.084          1.131               --
                                                       2003      1.000          1.084               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.506          1.643               --
                                                       2005      1.364          1.506            1,818
                                                       2004      1.192          1.364               --
                                                       2003      1.000          1.192               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.268          1.331               --
                                                       2005      1.236          1.268           25,967
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.170          1.199               --
                                                       2005      1.162          1.170           82,442
                                                       2004      1.072          1.162               --
                                                       2003      1.000          1.072               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.277          1.321               --
                                                       2005      1.235          1.277               --
                                                       2004      1.137          1.235               --
                                                       2003      1.000          1.137               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.261          1.298               --
                                                       2005      1.181          1.261               --
                                                       2004      1.129          1.181               --
                                                       2003      1.000          1.129               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.000          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.103               --
                                                       2005      1.000          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.122               --
                                                       2005      1.000          1.076               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.065               --
                                                       2005      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.362          1.445               --
                                                       2005      1.237          1.362            8,275
                                                       2004      1.087          1.237               --
                                                       2003      1.000          1.087               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.319          1.395               --
                                                       2005      1.303          1.319               --
                                                       2004      1.163          1.303               --
                                                       2003      1.000          1.163               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.175          1.213               --
                                                       2005      1.162          1.175          414,797
                                                       2004      1.062          1.162               --
                                                       2003      1.000          1.062               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.253               --
                                                       2005      1.110          1.160               --
                                                       2004      0.961          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.430          1.641               --
                                                       2005      1.329          1.430               --
                                                       2004      1.169          1.329               --
                                                       2003      1.000          1.169               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.282          1.359               --
                                                       2005      1.231          1.282               --
                                                       2004      1.128          1.231               --
                                                       2003      1.000          1.128               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.049          1.103               --
                                                       2005      1.000          1.049           29,525

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.114               --
                                                       2005      1.084          1.104          256,138
                                                       2004      0.971          1.084               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.004          0.994               --
                                                       2005      1.006          1.004               --
                                                       2004      0.992          1.006               --
                                                       2003      1.000          0.992               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.239          1.292               --
                                                       2005      1.237          1.239               --
                                                       2004      1.142          1.237               --
                                                       2003      1.000          1.142               --

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.105          1.271               --
                                                       2005      1.000          1.105               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.032               --
                                                       2005      1.045          1.071           58,157
                                                       2004      0.979          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.926          0.897               --
                                                       2008      1.469          0.926          276,809
                                                       2007      1.531          1.469          263,811
                                                       2006      1.343          1.531          271,595
                                                       2005      1.314          1.343          274,762
                                                       2004      1.139          1.314               --
                                                       2003      1.000          1.139               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.787          0.806               --
                                                       2008      1.408          0.787               --
                                                       2007      1.275          1.408               --
                                                       2006      1.216          1.275               --
                                                       2005      1.147          1.216               --
                                                       2004      1.125          1.147               --
                                                       2003      1.000          1.125               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.370          1.336                --
                                                       2005      1.216          1.370            35,399
                                                       2004      1.144          1.216            29,152
                                                       2003      1.000          1.144             8,021

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.845          2.022           157,186
                                                       2009      1.321          1.845           172,769
                                                       2008      2.185          1.321           204,145
                                                       2007      1.940          2.185           210,779
                                                       2006      1.641          1.940           146,647
                                                       2005      1.466          1.641           143,248
                                                       2004      1.317          1.466            79,986
                                                       2003      1.000          1.317            17,425

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.417          1.650           426,276
                                                       2009      1.036          1.417           429,541
                                                       2008      1.885          1.036           445,539
                                                       2007      1.710          1.885           514,401
                                                       2006      1.581          1.710           504,212
                                                       2005      1.387          1.581           564,517
                                                       2004      1.256          1.387           215,057
                                                       2003      1.000          1.256            35,466

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.290          1.410           507,446
                                                       2009      1.002          1.290           516,444
                                                       2008      1.643          1.002           513,201
                                                       2007      1.594          1.643           649,113
                                                       2006      1.410          1.594           707,159
                                                       2005      1.358          1.410           701,792
                                                       2004      1.254          1.358           324,187
                                                       2003      1.000          1.254            14,266

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.651          1.632                --
                                                       2005      1.423          1.651            73,672
                                                       2004      1.214          1.423             4,184
                                                       2003      1.000          1.214             1,690

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.710          2.225                --
                                                       2005      1.626          1.710           202,189
                                                       2004      1.261          1.626            56,614
                                                       2003      1.000          1.261            16,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.482          1.417                --
                                                       2007      1.410          1.482            12,234
                                                       2006      1.234          1.410            12,531
                                                       2005      1.205          1.234            18,074
                                                       2004      1.169          1.205            18,315
                                                       2003      1.000          1.169                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.291          1.218                --
                                                       2007      1.480          1.291            47,624
                                                       2006      1.454          1.480            46,062
                                                       2005      1.400          1.454            48,668
                                                       2004      1.282          1.400            29,320
                                                       2003      1.000          1.282             7,419

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.306          1.419                --
                                                       2005      1.208          1.306           270,024
                                                       2004      1.078          1.208            41,497
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.304          1.452                --
                                                       2005      1.206          1.304           145,324
                                                       2004      1.072          1.206            34,501
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.505          1.726           113,857
                                                       2009      1.132          1.505           118,205
                                                       2008      2.013          1.132           115,194
                                                       2007      1.749          2.013           111,923
                                                       2006      1.600          1.749           131,043
                                                       2005      1.398          1.600           186,067
                                                       2004      1.237          1.398            35,251
                                                       2003      1.000          1.237             8,116

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.248          1.444            17,432
                                                       2009      0.937          1.248            18,215
                                                       2008      1.627          0.937            19,824
                                                       2007      1.554          1.627            21,562
                                                       2006      1.392          1.554            21,537
                                                       2005      1.175          1.392            21,852
                                                       2004      1.183          1.175             5,370
                                                       2003      1.000          1.183                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      2.022          2.551           200,306
                                                       2009      1.475          2.022           203,395
                                                       2008      2.489          1.475           212,450
                                                       2007      2.199          2.489           223,211
                                                       2006      1.994          2.199           246,787
                                                       2005      1.722          1.994           270,650
                                                       2004      1.408          1.722            96,075
                                                       2003      1.000          1.408                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.444          1.677                --
                                                       2005      1.331          1.444           134,233
                                                       2004      1.204          1.331            50,118
                                                       2003      1.000          1.204            27,086

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.586          3.259                --
                                                       2007      2.838          3.586            89,946
                                                       2006      2.258          2.838           272,281
                                                       2005      1.806          2.258           158,764
                                                       2004      1.476          1.806            33,014
                                                       2003      1.000          1.476             8,132

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.782          1.895           771,223
                                                       2009      1.325          1.782           611,549
                                                       2008      2.266          1.325           683,896
                                                       2007      2.000          2.266           750,294
                                                       2006      1.678          2.000           719,754
                                                       2005      1.553          1.678           597,349
                                                       2004      1.335          1.553           446,903
                                                       2003      1.104          1.335            49,584

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.611          1.925                --
                                                       2005      1.508          1.611           180,408
                                                       2004      1.325          1.508            62,083
                                                       2003      1.000          1.325            11,294

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.054          1.077                --
                                                       2005      1.060          1.054           173,884
                                                       2004      0.990          1.060            71,082

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.226          1.265                --
                                                       2005      1.160          1.226            35,762
                                                       2004      1.092          1.160            31,478
                                                       2003      1.000          1.092             4,105

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.571          1.591                --
                                                       2009      1.274          1.571             5,292
                                                       2008      1.830          1.274             5,292
                                                       2007      1.533          1.830             5,292
                                                       2006      1.469          1.533             5,292
                                                       2005      1.333          1.469             5,292
                                                       2004      1.189          1.333             5,292
                                                       2003      1.000          1.189             5,292

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.597          1.949            19,441
                                                       2009      1.037          1.597            26,671
                                                       2008      1.887          1.037            37,056
                                                       2007      1.580          1.887             8,316
                                                       2006      1.494          1.580            10,628
                                                       2005      1.365          1.494             9,055
                                                       2004      1.383          1.365             9,057
                                                       2003      1.000          1.383               579

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.650          1.553                --
                                                       2007      1.538          1.650            16,383
                                                       2006      1.329          1.538            17,432
                                                       2005      1.283          1.329            17,575
                                                       2004      1.251          1.283            17,362
                                                       2003      1.000          1.251            17,206

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.531          1.714                --
                                                       2005      1.501          1.531           146,489
                                                       2004      1.331          1.501            66,799
                                                       2003      1.000          1.331             9,320

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.217          1.493           231,928
                                                       2009      0.922          1.217             8,907
                                                       2008      1.576          0.922             9,165
                                                       2007      1.638          1.576             8,066

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.301          1.438             1,488
                                                       2009      1.086          1.301             1,494
                                                       2008      1.566          1.086             1,875
                                                       2007      1.515          1.566             6,361

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.289          1.475            24,528
                                                       2009      1.016          1.289            77,694
                                                       2008      1.633          1.016            84,840
                                                       2007      1.708          1.633           102,357

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.206          1.300            21,613
                                                       2009      0.863          1.206            22,338
                                                       2008      1.403          0.863            23,159
                                                       2007      1.405          1.403            22,877

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.313          1.410            21,501
                                                       2009      1.075          1.313            21,509
                                                       2008      1.702          1.075            23,077
                                                       2007      1.670          1.702            23,090
                                                       2006      1.439          1.670            24,210
                                                       2005      1.377          1.439            24,228
                                                       2004      1.271          1.377            20,562
                                                       2003      1.000          1.271             5,296

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.614          1.983            25,443
                                                       2009      1.152          1.614            25,645
                                                       2008      1.981          1.152            25,709
                                                       2007      1.835          1.981            26,140
                                                       2006      1.659          1.835            47,191
                                                       2005      1.611          1.659            74,741
                                                       2004      1.427          1.611            33,772
                                                       2003      1.000          1.427             9,538

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.954          0.928                --
                                                       2008      1.556          0.954            18,184
                                                       2007      1.511          1.556            25,441
                                                       2006      1.338          1.511            23,258
                                                       2005      1.308          1.338            34,710
                                                       2004      1.209          1.308             7,900
                                                       2003      1.000          1.209             3,463

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.087          1.196            25,984
                                                       2009      0.902          1.087            25,995
                                                       2008      1.229          0.902            26,007
                                                       2007      1.130          1.229            26,018
                                                       2006      1.069          1.130            26,028
                                                       2005      1.044          1.069            26,039
                                                       2004      0.945          1.044            17,765

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.900          0.965            57,769
                                                       2009      0.781          0.900            52,805
                                                       2008      1.010          0.781            50,518
                                                       2007      1.016          1.010            56,875
                                                       2006      0.995          1.016            56,262
                                                       2005      0.990          0.995            42,054
                                                       2004      0.998          0.990            17,041
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.644          1.723                --
                                                       2006      1.419          1.644            30,087
                                                       2005      1.390          1.419            30,277
                                                       2004      1.308          1.390            33,630
                                                       2003      1.000          1.308             6,542

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.359          1.414                --
                                                       2006      1.329          1.359            39,283
                                                       2005      1.287          1.329            42,873
                                                       2004      1.305          1.287            37,436
                                                       2003      1.000          1.305            15,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.598          1.653                --
                                                       2006      1.467          1.598             9,643
                                                       2005      1.360          1.467            13,282
                                                       2004      1.271          1.360               912
                                                       2003      1.000          1.271                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.462          1.526                --
                                                       2006      1.326          1.462             6,372
                                                       2005      1.304          1.326             6,384
                                                       2004      1.226          1.304             6,396
                                                       2003      1.000          1.226             4,498

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.598          1.659                --
                                                       2006      1.389          1.598           225,945
                                                       2005      1.371          1.389           216,663
                                                       2004      1.240          1.371            61,472
                                                       2003      1.000          1.240                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.787          1.967                --
                                                       2006      1.623          1.787           391,998
                                                       2005      1.528          1.623           408,796
                                                       2004      1.255          1.528           115,122
                                                       2003      1.000          1.255             2,573

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.079          1.112                --
                                                       2005      1.059          1.079            56,421
                                                       2004      0.981          1.059            49,466

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.763          1.698                --
                                                       2007      1.695          1.763           130,832
                                                       2006      1.783          1.695           139,842

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.410          1.608           269,070
                                                       2009      0.975          1.410           267,016
                                                       2008      1.310          0.975           291,458
                                                       2007      1.299          1.310           372,403
                                                       2006      1.235          1.299           200,119

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.624          1.701                --
                                                       2006      1.537          1.624           346,226

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.220          1.348           151,467
                                                       2009      1.043          1.220           151,193
                                                       2008      1.696          1.043           134,254
                                                       2007      1.687          1.696           117,976

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.774          0.883           239,136
                                                       2009      0.584          0.774           256,773
                                                       2008      1.018          0.584           245,856
                                                       2007      1.218          1.018           249,935
                                                       2006      1.003          1.218           331,068

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.217          1.428                --
                                                       2009      0.961          1.217                --
                                                       2008      1.310          0.961                --
                                                       2007      1.348          1.310                --
                                                       2006      1.268          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.679          1.922           122,803
                                                       2009      1.101          1.679           120,299
                                                       2008      1.893          1.101           122,551
                                                       2007      1.946          1.893           116,121
                                                       2006      1.769          1.946            97,479

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.091          1.354             8,855
                                                       2009      0.828          1.091             8,855
                                                       2008      1.375          0.828             8,855
                                                       2007      1.258          1.375            11,125
                                                       2006      1.270          1.258                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.713          1.844           241,815
                                                       2009      1.219          1.713            32,572
                                                       2008      2.137          1.219            29,436
                                                       2007      1.670          2.137            31,724
                                                       2006      1.632          1.670            47,512

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.439          1.740           106,259
                                                       2009      1.069          1.439           109,538
                                                       2008      1.695          1.069           123,239

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.907          1.093           705,602
                                                       2009      0.676          0.907           708,664
                                                       2008      1.117          0.676           773,187
                                                       2007      1.263          1.117                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.898          0.887                --
                                                       2008      1.224          0.898            92,628
                                                       2007      1.173          1.224            96,733
                                                       2006      1.112          1.173            94,524

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.470          1.632            89,883
                                                       2009      1.093          1.470            96,857
                                                       2008      1.365          1.093           138,936
                                                       2007      1.302          1.365           156,666
                                                       2006      1.245          1.302           101,091

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.797          0.915           543,344
                                                       2009      0.686          0.797           560,177
                                                       2008      1.097          0.686           557,303
                                                       2007      1.075          1.097           618,382
                                                       2006      1.001          1.075           308,607

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.787          0.970           383,287
                                                       2009      0.634          0.787           406,623
                                                       2008      1.056          0.634           433,837
                                                       2007      1.070          1.056           513,293
                                                       2006      0.964          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.884          0.839                --
                                                       2008      1.570          0.884            45,161
                                                       2007      1.430          1.570            44,779
                                                       2006      1.451          1.430            51,879

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.473          3.001            83,163
                                                       2009      1.492          2.473            80,060
                                                       2008      3.264          1.492            85,170

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.671          1.826           283,229
                                                       2009      1.294          1.671           291,236
                                                       2008      2.289          1.294           351,642
                                                       2007      2.184          2.289            13,979

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.271          1.347           198,350
                                                       2009      1.094          1.271           222,343
                                                       2008      1.194          1.094           233,304
                                                       2007      1.130          1.194           219,448

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.345          1.428           470,577
                                                       2009      1.210          1.345           518,620

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.265          1.443                (0)
                                                       2009      1.041          1.265                (0)
                                                       2008      1.580          1.041             6,162
                                                       2007      1.533          1.580            13,666
                                                       2006      1.429          1.533            13,890

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.158          1.277                --
                                                       2006      1.102          1.158                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.375          1.514           118,713
                                                       2009      1.053          1.375           188,447
                                                       2008      1.202          1.053           116,533
                                                       2007      1.149          1.202           142,637
                                                       2006      1.112          1.149           151,320

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.835          0.982           656,664
                                                       2009      0.673          0.835           346,350
                                                       2008      0.977          0.673           347,795
                                                       2007      1.027          0.977           440,600
                                                       2006      1.003          1.027           375,519

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.270          1.431           140,257
                                                       2009      1.020          1.270           146,058

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.373          1.552            46,805
                                                       2009      0.938          1.373            54,928
                                                       2008      1.762          0.938            55,250
                                                       2007      1.491          1.762            50,930
                                                       2006      1.531          1.491            50,822

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.115          1.185            58,853
                                                       2009      1.038          1.115            72,969
                                                       2008      1.096          1.038            69,083
                                                       2007      1.051          1.096            82,096
                                                       2006      1.013          1.051            48,424

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.043          1.122           240,250
                                                       2009      0.901          1.043            61,631

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.023          1.203           120,001
                                                       2009      0.814          1.023           123,634

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.046          1.027         1,614,808
                                                       2009      1.062          1.046         2,112,368
                                                       2008      1.052          1.062         2,195,577
                                                       2007      1.021          1.052         2,971,678
                                                       2006      1.000          1.021           615,879

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.126          1.238            10,866
                                                       2009      0.870          1.126             8,553
                                                       2008      1.412          0.870             3,925

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.760          0.792                --
                                                       2008      1.404          0.760            76,623
                                                       2007      1.377          1.404            76,123
                                                       2006      1.361          1.377            78,767

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.068          1.199           163,036
                                                       2009      0.894          1.068           168,997
                                                       2008      1.494          0.894           203,824
                                                       2007      1.463          1.494           210,006
                                                       2006      1.429          1.463           239,210

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.808          0.917                --
                                                       2009      0.626          0.808                --
                                                       2008      1.072          0.626                --
                                                       2007      1.058          1.072                --
                                                       2006      1.002          1.058                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.071          1.156                --
                                                       2009      0.905          1.071             9,273
                                                       2008      1.078          0.905                --
                                                       2007      1.041          1.078            14,445
                                                       2006      1.001          1.041             8,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.005          1.100            66,953
                                                       2009      0.828          1.005            66,992
                                                       2008      1.077          0.828             8,645
                                                       2007      1.047          1.077             8,685
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.937          1.040           735,217
                                                       2009      0.754          0.937           405,566
                                                       2008      1.077          0.754           405,349
                                                       2007      1.052          1.077           410,442
                                                       2006      1.002          1.052           323,255

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.869          0.978            46,086
                                                       2009      0.686          0.869            46,180
                                                       2008      1.077          0.686            46,279
                                                       2007      1.057          1.077            46,364
                                                       2006      1.002          1.057            46,438

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.890          0.999           225,288
                                                       2009      0.725          0.890           227,845

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.236          1.332           630,367
                                                       2009      1.064          1.236           641,950
                                                       2008      1.396          1.064           738,016
                                                       2007      1.366          1.396           854,330
                                                       2006      1.280          1.366           826,721

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.143          1.250            96,080
                                                       2009      0.964          1.143            95,781
                                                       2008      1.456          0.964           156,687
                                                       2007      1.379          1.456           178,966
                                                       2006      1.251          1.379           169,561

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.875          0.995           314,154
                                                       2009      0.638          0.875           350,744
                                                       2008      1.094          0.638           349,133
                                                       2007      1.049          1.094           361,804
                                                       2006      0.996          1.049         1,272,556

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.912          1.045           409,259
                                                       2009      0.650          0.912           386,369
                                                       2008      1.142          0.650           398,832
                                                       2007      1.067          1.142            49,390
                                                       2006      0.998          1.067            48,934

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.070          1.414           117,116
                                                       2009      0.787          1.070            92,216
                                                       2008      1.200          0.787            93,582

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.077          1.142           192,615

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.094          1.138           286,755
                                                       2009      1.068          1.094           283,503
                                                       2008      1.090          1.068           290,305
                                                       2007      1.063          1.090           345,363
                                                       2006      1.030          1.063           345,799

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           972,281
                                                       2004      0.992          0.983           952,069
                                                       2003      1.000          0.992            45,977

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.090          1.151                --
                                                       2005      1.051          1.090            87,788
                                                       2004      0.992          1.051            31,878

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.104          1.125                --
                                                       2006      1.118          1.104           223,213
                                                       2005      1.116          1.118           228,182
                                                       2004      1.044          1.116            31,632
                                                       2003      1.000          1.044             5,380

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.169          1.206                --
                                                       2008      1.137          1.169           491,882
                                                       2007      1.065          1.137           466,737
                                                       2006      1.046          1.065           501,044
                                                       2005      1.040          1.046           503,978
                                                       2004      1.011          1.040           259,516
                                                       2003      1.000          1.011            70,437

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.030          2.196                --
                                                       2006      1.620          2.030             8,259
                                                       2005      1.471          1.620             9,292
                                                       2004      1.291          1.471             9,410
                                                       2003      1.000          1.291             9,542

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.135          2.278                --
                                                       2006      1.855          2.135           131,765
                                                       2005      1.767          1.855           135,336
                                                       2004      1.427          1.767            44,244
                                                       2003      1.000          1.427             6,602

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.364          1.451                --
                                                       2005      1.278          1.364            60,357
                                                       2004      1.223          1.278            45,437
                                                       2003      1.000          1.223             5,147

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.169          1.245                --
                                                       2005      1.187          1.169           103,499
                                                       2004      1.138          1.187            95,843
                                                       2003      1.000          1.138            10,856

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.634          1.783                --
                                                       2005      1.482          1.634           136,409
                                                       2004      1.297          1.482            31,303
                                                       2003      1.000          1.297                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.362          1.429                --
                                                       2005      1.328          1.362           269,091
                                                       2004      1.232          1.328           154,674
                                                       2003      1.000          1.232            29,675

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.206          1.235                --
                                                       2005      1.198          1.206           184,510
                                                       2004      1.106          1.198           117,310
                                                       2003      1.000          1.106                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.399          1.448                --
                                                       2005      1.354          1.399            52,115
                                                       2004      1.248          1.354            42,711
                                                       2003      1.000          1.248             8,102

  Travelers Large Cap Subaccount (6/03)..............  2006      1.322          1.361                --
                                                       2005      1.240          1.322            18,281
                                                       2004      1.186          1.240            17,971
                                                       2003      1.000          1.186                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                --
                                                       2005      1.000          1.098                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                --
                                                       2005      1.000          1.065           277,545

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.121                --
                                                       2005      1.000          1.076            41,561

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.045          1.064                --
                                                       2005      1.000          1.045                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.449          1.537                --
                                                       2005      1.318          1.449           164,685
                                                       2004      1.159          1.318            67,661
                                                       2003      1.000          1.159             9,646

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.448          1.531                --
                                                       2005      1.432          1.448            65,372
                                                       2004      1.279          1.432            11,941
                                                       2003      1.000          1.279            16,262

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.241          1.280                --
                                                       2005      1.229          1.241           769,703
                                                       2004      1.124          1.229           521,821
                                                       2003      1.000          1.124           179,188

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.251                --
                                                       2005      1.109          1.158           305,624
                                                       2004      0.961          1.109           110,919

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.542          1.769                --
                                                       2005      1.435          1.542           104,848
                                                       2004      1.263          1.435            42,103
                                                       2003      1.000          1.263             5,268

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.348          1.429                --
                                                       2005      1.296          1.348            19,121
                                                       2004      1.189          1.296            19,139
                                                       2003      1.000          1.189             3,919

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.102                --
                                                       2005      1.000          1.048                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.112                --
                                                       2005      1.083          1.102           141,342
                                                       2004      0.970          1.083            65,593

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.024          1.013                --
                                                       2005      1.027          1.024            85,318
                                                       2004      1.013          1.027            66,399
                                                       2003      1.000          1.013            16,070

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.327          1.384                --
                                                       2005      1.326          1.327            71,060
                                                       2004      1.226          1.326            56,996
                                                       2003      1.000          1.226            15,652

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.105          1.270                --
                                                       2005      1.000          1.105                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268                --
                                                       2005      1.000          1.106                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.030                --
                                                       2005      1.044          1.069           328,334
                                                       2004      0.979          1.044            56,872

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.018          0.986                --
                                                       2008      1.616          1.018           146,461
                                                       2007      1.686          1.616           149,875
                                                       2006      1.481          1.686           183,954
                                                       2005      1.450          1.481           316,526
                                                       2004      1.258          1.450            46,055
                                                       2003      1.000          1.258            30,012

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.825          0.844                --
                                                       2008      1.477          0.825             8,402
                                                       2007      1.338          1.477             8,417
                                                       2006      1.278          1.338             8,430
                                                       2005      1.207          1.278             8,446
                                                       2004      1.185          1.207             8,462
                                                       2003      1.000          1.185             5,277





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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.368          1.333                 --
                                                       2005      1.215          1.368          1,446,650
                                                       2004      1.143          1.215          1,066,297
                                                       2003      1.000          1.143            401,054

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.838          2.015          4,333,180
                                                       2009      1.317          1.838          4,868,172
                                                       2008      2.180          1.317          5,404,627
                                                       2007      1.936          2.180          5,665,061
                                                       2006      1.639          1.936          5,578,621
                                                       2005      1.465          1.639          5,335,014
                                                       2004      1.316          1.465          3,767,523
                                                       2003      1.000          1.316            735,729

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.412          1.644         11,683,994
                                                       2009      1.033          1.412         12,695,260
                                                       2008      1.880          1.033         13,871,335
                                                       2007      1.707          1.880         15,423,879
                                                       2006      1.579          1.707         17,191,152
                                                       2005      1.385          1.579         17,962,097
                                                       2004      1.256          1.385         10,816,871
                                                       2003      1.000          1.256          1,249,178

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.285          1.405         11,084,770
                                                       2009      0.999          1.285         11,885,667
                                                       2008      1.639          0.999         12,953,306
                                                       2007      1.591          1.639         14,587,559
                                                       2006      1.408          1.591         16,216,918
                                                       2005      1.357          1.408         16,265,299
                                                       2004      1.253          1.357          9,524,728
                                                       2003      1.000          1.253          1,234,917

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.649          1.629                 --
                                                       2005      1.422          1.649          2,224,227
                                                       2004      1.213          1.422          1,017,661
                                                       2003      1.000          1.213             94,570

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.707          2.221                 --
                                                       2005      1.624          1.707          3,331,967
                                                       2004      1.261          1.624          2,338,420
                                                       2003      1.000          1.261            305,412

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.478          1.413                 --
                                                       2007      1.407          1.478          1,311,793
                                                       2006      1.232          1.407          1,362,149
                                                       2005      1.204          1.232          1,372,248
                                                       2004      1.168          1.204          1,199,792
                                                       2003      1.000          1.168            531,053

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.288          1.215                 --
                                                       2007      1.477          1.288          2,799,760
                                                       2006      1.451          1.477          3,048,205
                                                       2005      1.399          1.451          3,282,760
                                                       2004      1.281          1.399          2,382,036
                                                       2003      1.000          1.281            549,527

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.305          1.417                 --
                                                       2005      1.208          1.305          2,680,327
                                                       2004      1.078          1.208            709,540
                                                       2003      1.000          1.078                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.302          1.450                 --
                                                       2005      1.206          1.302          2,383,154
                                                       2004      1.071          1.206          1,036,837
                                                       2003      1.000          1.071                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.499          1.719          5,014,550
                                                       2009      1.129          1.499          5,523,778
                                                       2008      2.008          1.129          5,825,507
                                                       2007      1.746          2.008          6,462,397
                                                       2006      1.598          1.746          6,331,967
                                                       2005      1.396          1.598          5,954,325
                                                       2004      1.237          1.396          3,705,401
                                                       2003      1.000          1.237            284,794

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.243          1.439            226,393
                                                       2009      0.934          1.243            288,727
                                                       2008      1.623          0.934            332,581
                                                       2007      1.551          1.623            492,092
                                                       2006      1.390          1.551            538,482
                                                       2005      1.174          1.390            533,752
                                                       2004      1.182          1.174            324,735
                                                       2003      1.000          1.182            125,778

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      2.015          2.541          4,088,893
                                                       2009      1.470          2.015          4,232,935
                                                       2008      2.483          1.470          4,728,413
                                                       2007      2.195          2.483          5,530,751
                                                       2006      1.991          2.195          5,997,264
                                                       2005      1.720          1.991          5,952,503
                                                       2004      1.407          1.720          3,415,326
                                                       2003      1.000          1.407            220,091

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.442          1.674                 --
                                                       2005      1.330          1.442          2,847,614
                                                       2004      1.204          1.330          1,545,711
                                                       2003      1.000          1.204            247,508

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.577          3.251                 --
                                                       2007      2.833          3.577          2,398,451
                                                       2006      2.255          2.833          2,284,035
                                                       2005      1.804          2.255          2,302,402
                                                       2004      1.475          1.804          1,534,755
                                                       2003      1.000          1.475             69,733

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.776          1.888          2,137,164
                                                       2009      1.321          1.776          2,311,954
                                                       2008      2.260          1.321          2,701,843
                                                       2007      1.996          2.260          3,144,559
                                                       2006      1.676          1.996          3,558,027
                                                       2005      1.551          1.676          3,434,860
                                                       2004      1.334          1.551          1,581,727
                                                       2003      1.104          1.334            268,751

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.608          1.921                 --
                                                       2005      1.506          1.608          3,527,801
                                                       2004      1.324          1.506          2,094,099
                                                       2003      1.000          1.324            279,063

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.076                 --
                                                       2005      1.060          1.053          1,912,567
                                                       2004      0.990          1.060            617,054

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.224          1.263                 --
                                                       2005      1.159          1.224            612,964
                                                       2004      1.092          1.159            688,730
                                                       2003      1.000          1.092            335,634

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.566          1.586                 --
                                                       2009      1.271          1.566            169,163
                                                       2008      1.826          1.271            189,123
                                                       2007      1.530          1.826            208,854
                                                       2006      1.467          1.530            239,090
                                                       2005      1.332          1.467            238,123
                                                       2004      1.189          1.332            236,645
                                                       2003      1.000          1.189             68,188

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.591          1.941            394,001
                                                       2009      1.034          1.591            433,865
                                                       2008      1.882          1.034            449,483
                                                       2007      1.577          1.882            631,363
                                                       2006      1.492          1.577            529,080
                                                       2005      1.363          1.492            462,793
                                                       2004      1.382          1.363            392,646
                                                       2003      1.000          1.382             70,896

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.646          1.549                 --
                                                       2007      1.535          1.646            221,329
                                                       2006      1.327          1.535            205,531
                                                       2005      1.282          1.327            201,037
                                                       2004      1.250          1.282            150,292
                                                       2003      1.000          1.250             79,957

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.529          1.711                 --
                                                       2005      1.499          1.529          1,784,289
                                                       2004      1.331          1.499          1,300,138
                                                       2003      1.000          1.331            100,703

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.213          1.487          1,640,305
                                                       2009      0.919          1.213          1,809,729
                                                       2008      1.573          0.919          1,977,925
                                                       2007      1.635          1.573          2,331,348

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.297          1.432            560,985
                                                       2009      1.083          1.297            590,811
                                                       2008      1.562          1.083            643,680
                                                       2007      1.512          1.562          1,003,788

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.285          1.470          1,288,932
                                                       2009      1.013          1.285          1,386,700
                                                       2008      1.629          1.013          1,575,642
                                                       2007      1.705          1.629          1,681,030

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.202          1.295          1,017,034
                                                       2009      0.861          1.202          1,091,310
                                                       2008      1.400          0.861          1,196,640
                                                       2007      1.402          1.400          1,360,637

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.309          1.405            625,364
                                                       2009      1.072          1.309            973,978
                                                       2008      1.698          1.072          1,117,359
                                                       2007      1.667          1.698          1,529,895
                                                       2006      1.437          1.667          1,560,295
                                                       2005      1.375          1.437          1,552,486
                                                       2004      1.271          1.375          1,273,512
                                                       2003      1.000          1.271            217,964

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.609          1.975          1,226,161
                                                       2009      1.149          1.609          1,376,679
                                                       2008      1.976          1.149          1,489,595
                                                       2007      1.832          1.976          1,684,545
                                                       2006      1.656          1.832          1,826,602
                                                       2005      1.610          1.656          1,928,545
                                                       2004      1.426          1.610          1,412,236
                                                       2003      1.000          1.426            292,348

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.951          0.925                 --
                                                       2008      1.552          0.951          5,355,007
                                                       2007      1.508          1.552          5,682,514
                                                       2006      1.336          1.508          5,973,584
                                                       2005      1.307          1.336          6,322,261
                                                       2004      1.209          1.307          4,753,252
                                                       2003      1.000          1.209            899,310

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.084          1.192            405,661
                                                       2009      0.900          1.084            417,379
                                                       2008      1.227          0.900            397,974
                                                       2007      1.128          1.227            399,251
                                                       2006      1.068          1.128            400,623
                                                       2005      1.043          1.068            379,131
                                                       2004      0.945          1.043            183,909

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.897          0.961            873,546
                                                       2009      0.779          0.897            919,204
                                                       2008      1.008          0.779          1,272,283
                                                       2007      1.015          1.008          1,473,388
                                                       2006      0.994          1.015          1,554,625
                                                       2005      0.990          0.994          1,581,560
                                                       2004      0.998          0.990            915,496
                                                       2003      1.000          0.998             82,755

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.641          1.720                 --
                                                       2006      1.417          1.641          1,628,476
                                                       2005      1.388          1.417          1,688,830
                                                       2004      1.307          1.388          1,425,396
                                                       2003      1.000          1.307            138,937

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.357          1.412                 --
                                                       2006      1.327          1.357          1,581,958
                                                       2005      1.286          1.327          1,689,735
                                                       2004      1.305          1.286          1,364,354
                                                       2003      1.000          1.305            140,010

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.595          1.650                 --
                                                       2006      1.465          1.595          2,707,987
                                                       2005      1.359          1.465          2,936,955
                                                       2004      1.270          1.359          1,895,003
                                                       2003      1.000          1.270            252,961

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.459          1.522                 --
                                                       2006      1.324          1.459          1,137,012
                                                       2005      1.302          1.324          1,156,361
                                                       2004      1.225          1.302            938,294
                                                       2003      1.000          1.225            206,699

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.595          1.656                 --
                                                       2006      1.387          1.595          4,657,947
                                                       2005      1.370          1.387          4,793,326
                                                       2004      1.240          1.370          2,734,465
                                                       2003      1.000          1.240            353,285

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.783          1.963                 --
                                                       2006      1.620          1.783          3,770,947
                                                       2005      1.527          1.620          4,041,401
                                                       2004      1.255          1.527          2,228,107
                                                       2003      1.000          1.255            293,437

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.078          1.111                 --
                                                       2005      1.058          1.078          1,510,320
                                                       2004      0.981          1.058            858,566

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.759          1.694                 --
                                                       2007      1.691          1.759          1,672,947
                                                       2006      1.780          1.691          1,718,135

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.405          1.602          2,301,334
                                                       2009      0.972          1.405          2,493,286
                                                       2008      1.307          0.972          2,792,118
                                                       2007      1.297          1.307          3,383,228
                                                       2006      1.233          1.297          1,935,626

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.621          1.698                 --
                                                       2006      1.534          1.621          1,544,296

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.216          1.343            809,627
                                                       2009      1.040          1.216            822,977
                                                       2008      1.692          1.040            860,409
                                                       2007      1.683          1.692          1,325,236

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.772          0.881          3,721,255
                                                       2009      0.583          0.772          4,058,050
                                                       2008      1.017          0.583          4,287,210
                                                       2007      1.217          1.017          4,995,194
                                                       2006      1.003          1.217          6,029,742

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.215          1.424            111,692
                                                       2009      0.959          1.215            118,004
                                                       2008      1.308          0.959            100,792
                                                       2007      1.347          1.308            285,082
                                                       2006      1.267          1.347            150,531

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.673          1.915          1,191,392
                                                       2009      1.098          1.673          1,323,386
                                                       2008      1.888          1.098          1,306,134
                                                       2007      1.942          1.888          1,634,966
                                                       2006      1.766          1.942          1,588,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.088          1.350            184,553
                                                       2009      0.827          1.088            205,475
                                                       2008      1.373          0.827            198,255
                                                       2007      1.257          1.373            157,886
                                                       2006      1.270          1.257             42,053

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.707          1.837          1,945,858
                                                       2009      1.216          1.707          1,994,993
                                                       2008      2.132          1.216          2,051,575
                                                       2007      1.667          2.132          2,267,900
                                                       2006      1.629          1.667          2,093,375

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.434          1.734          1,292,739
                                                       2009      1.066          1.434          1,403,577
                                                       2008      1.690          1.066          1,494,855

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.905          1.090          1,901,482
                                                       2009      0.675          0.905          1,947,311
                                                       2008      1.115          0.675          2,449,277
                                                       2007      1.261          1.115             67,930

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.896          0.885                 --
                                                       2008      1.221          0.896          1,116,444
                                                       2007      1.171          1.221          1,385,640
                                                       2006      1.111          1.171          1,520,164

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.465          1.626          1,336,244
                                                       2009      1.089          1.465          1,336,400
                                                       2008      1.361          1.089          1,641,058
                                                       2007      1.299          1.361          1,922,042
                                                       2006      1.243          1.299          2,091,458

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.795          0.913          7,589,083
                                                       2009      0.685          0.795          8,557,665
                                                       2008      1.096          0.685          9,498,604
                                                       2007      1.075          1.096         11,725,128
                                                       2006      1.001          1.075          6,087,214

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.786          0.968          4,328,558
                                                       2009      0.633          0.786          4,594,889
                                                       2008      1.055          0.633          5,205,051
                                                       2007      1.069          1.055          6,084,773
                                                       2006      0.964          1.069             61,141

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.837                 --
                                                       2008      1.567          0.881            750,142
                                                       2007      1.427          1.567            800,947
                                                       2006      1.448          1.427            830,559

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.465          2.989          2,128,239
                                                       2009      1.488          2.465          2,137,808
                                                       2008      3.255          1.488          2,192,390

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.665          1.819          1,992,980
                                                       2009      1.291          1.665          2,268,150
                                                       2008      2.283          1.291          2,530,223
                                                       2007      2.179          2.283            453,602

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.266          1.341          4,798,257
                                                       2009      1.091          1.266          4,310,783
                                                       2008      1.191          1.091          5,162,948
                                                       2007      1.128          1.191          4,671,910

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.341          1.422          9,282,171
                                                       2009      1.206          1.341          8,663,471

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.261          1.437            187,047
                                                       2009      1.038          1.261            211,738
                                                       2008      1.576          1.038            233,163
                                                       2007      1.530          1.576            283,878
                                                       2006      1.427          1.530            389,417

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.157          1.276                 --
                                                       2006      1.102          1.157             57,486

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.371          1.509          2,816,857
                                                       2009      1.051          1.371          2,476,661
                                                       2008      1.200          1.051          2,901,707
                                                       2007      1.148          1.200          3,242,208
                                                       2006      1.111          1.148          3,104,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.833          0.979          7,864,666
                                                       2009      0.672          0.833          8,626,898
                                                       2008      0.976          0.672          9,652,340
                                                       2007      1.026          0.976         11,874,934
                                                       2006      1.003          1.026          6,517,395

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.265          1.426          2,571,101
                                                       2009      1.016          1.265          2,985,743

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.369          1.546          1,306,197
                                                       2009      0.935          1.369          1,479,373
                                                       2008      1.758          0.935          1,534,941
                                                       2007      1.488          1.758          2,054,635
                                                       2006      1.528          1.488          2,057,753

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.111          1.181          2,862,290
                                                       2009      1.035          1.111          3,142,016
                                                       2008      1.093          1.035          3,449,828
                                                       2007      1.049          1.093          4,086,073
                                                       2006      1.012          1.049          2,358,263

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.040          1.118            828,208
                                                       2009      0.898          1.040          1,057,532

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.020          1.198          1,994,565
                                                       2009      0.811          1.020          2,239,166

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.043          1.023         13,426,853
                                                       2009      1.059          1.043         14,243,930
                                                       2008      1.050          1.059         18,801,252
                                                       2007      1.019          1.050         12,184,273
                                                       2006      0.999          1.019         10,459,881

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.122          1.233          1,089,556
                                                       2009      0.867          1.122            976,100
                                                       2008      1.408          0.867          1,135,699

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.758          0.790                 --
                                                       2008      1.401          0.758          1,549,305
                                                       2007      1.374          1.401          1,723,995
                                                       2006      1.359          1.374          1,875,574

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.064          1.195          2,707,015
                                                       2009      0.892          1.064          2,932,088
                                                       2008      1.491          0.892          3,210,429
                                                       2007      1.461          1.491          3,847,105
                                                       2006      1.427          1.461          4,054,232

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.807          0.915            428,406
                                                       2009      0.626          0.807            410,604
                                                       2008      1.071          0.626            141,029
                                                       2007      1.058          1.071            194,530
                                                       2006      1.002          1.058            166,522

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.069          1.153          2,746,854
                                                       2009      0.904          1.069          2,206,200
                                                       2008      1.077          0.904          1,040,428
                                                       2007      1.040          1.077            290,146
                                                       2006      1.001          1.040            762,906

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.003          1.097          1,408,260
                                                       2009      0.827          1.003          1,291,130
                                                       2008      1.076          0.827          1,629,351
                                                       2007      1.047          1.076            812,407
                                                       2006      1.002          1.047             32,113

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.935          1.038          2,863,275
                                                       2009      0.753          0.935          3,019,694
                                                       2008      1.076          0.753          2,317,839
                                                       2007      1.052          1.076          1,565,691
                                                       2006      1.002          1.052            840,847

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.867          0.975          2,539,708
                                                       2009      0.685          0.867          2,380,036
                                                       2008      1.076          0.685          2,173,056
                                                       2007      1.057          1.076          3,096,031
                                                       2006      1.002          1.057          2,655,143

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.888          0.997         11,368,994
                                                       2009      0.723          0.888         11,081,194

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.231          1.327         10,654,668
                                                       2009      1.061          1.231         12,558,844
                                                       2008      1.392          1.061         13,733,676
                                                       2007      1.363          1.392         15,761,999
                                                       2006      1.278          1.363         16,894,540

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.140          1.245          1,558,801
                                                       2009      0.962          1.140          1,859,578
                                                       2008      1.454          0.962          1,969,767
                                                       2007      1.377          1.454          2,412,270
                                                       2006      1.249          1.377          1,976,009

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.873          0.993          6,394,906
                                                       2009      0.637          0.873          6,714,614
                                                       2008      1.093          0.637          7,461,465
                                                       2007      1.049          1.093          8,115,893
                                                       2006      0.996          1.049          9,427,535

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.911          1.042          1,774,209
                                                       2009      0.649          0.911          1,949,472
                                                       2008      1.141          0.649          2,452,097
                                                       2007      1.066          1.141          1,814,115
                                                       2006      0.998          1.066          2,050,674

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.067          1.409          3,709,066
                                                       2009      0.785          1.067          3,628,350
                                                       2008      1.197          0.785          3,817,198

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                 --
                                                       2006      1.076          1.140          1,792,617

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.091          1.134          2,059,467
                                                       2009      1.065          1.091          1,941,627
                                                       2008      1.088          1.065          2,583,722
                                                       2007      1.062          1.088          1,910,721
                                                       2006      1.029          1.062          1,768,963

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.991          0.999                 --
                                                       2005      0.982          0.991          7,226,300
                                                       2004      0.992          0.982          4,485,077
                                                       2003      1.000          0.992            950,414

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.089          1.149                 --
                                                       2005      1.050          1.089            880,928
                                                       2004      0.992          1.050            618,787

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.102          1.123                 --
                                                       2006      1.116          1.102          4,959,978
                                                       2005      1.115          1.116          4,931,112
                                                       2004      1.044          1.115          3,040,077
                                                       2003      1.000          1.044            449,303

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.165          1.203                 --
                                                       2008      1.134          1.165          8,691,827
                                                       2007      1.063          1.134         10,226,517
                                                       2006      1.044          1.063         10,625,611
                                                       2005      1.039          1.044         10,209,308
                                                       2004      1.010          1.039          6,234,606
                                                       2003      1.000          1.010          1,057,413

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.026          2.191                 --
                                                       2006      1.618          2.026            225,484
                                                       2005      1.470          1.618            217,756
                                                       2004      1.290          1.470            206,926
                                                       2003      1.000          1.290             76,986

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.131          2.273                 --
                                                       2006      1.853          2.131          3,307,357
                                                       2005      1.765          1.853          3,274,704
                                                       2004      1.426          1.765          1,896,275
                                                       2003      1.000          1.426            310,309

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.362          1.448                 --
                                                       2005      1.277          1.362            971,381
                                                       2004      1.223          1.277            913,452
                                                       2003      1.000          1.223            138,712

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.167          1.243                 --
                                                       2005      1.186          1.167          1,952,423
                                                       2004      1.138          1.186          1,835,280
                                                       2003      1.000          1.138            242,191

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.632          1.780                 --
                                                       2005      1.480          1.632          1,789,951
                                                       2004      1.296          1.480          1,437,094
                                                       2003      1.000          1.296            137,928

  Travelers Equity Income Subaccount (5/03)..........  2006      1.360          1.427                 --
                                                       2005      1.327          1.360          4,117,515
                                                       2004      1.232          1.327          2,851,638
                                                       2003      1.000          1.232            603,014

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.204          1.233                 --
                                                       2005      1.197          1.204          2,017,258
                                                       2004      1.106          1.197          1,488,625
                                                       2003      1.000          1.106            360,110

  Travelers Federated Stock Subaccount (6/03)........  2006      1.397          1.445                 --
                                                       2005      1.353          1.397            424,679
                                                       2004      1.248          1.353            245,975
                                                       2003      1.000          1.248             18,244

  Travelers Large Cap Subaccount (6/03)..............  2006      1.320          1.359                 --
                                                       2005      1.238          1.320          1,241,554
                                                       2004      1.186          1.238          1,065,686
                                                       2003      1.000          1.186            179,361

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                 --
                                                       2005      1.000          1.098             99,439

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                 --
                                                       2005      1.000          1.028                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                 --
                                                       2005      1.000          1.065            536,445

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120                 --
                                                       2005      1.000          1.075          2,259,960

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.064                 --
                                                       2005      1.000          1.044              4,119

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.447          1.534                 --
                                                       2005      1.316          1.447          1,514,552
                                                       2004      1.158          1.316            489,481
                                                       2003      1.000          1.158             47,671

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.446          1.528                 --
                                                       2005      1.431          1.446          2,107,522
                                                       2004      1.279          1.431            861,813
                                                       2003      1.000          1.279            241,916

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.240          1.278                 --
                                                       2005      1.228          1.240         16,161,421
                                                       2004      1.123          1.228          8,714,058
                                                       2003      1.000          1.123          1,980,314

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.249                 --
                                                       2005      1.109          1.157          1,820,997
                                                       2004      0.961          1.109            578,109

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.540          1.766                 --
                                                       2005      1.433          1.540          1,286,909
                                                       2004      1.263          1.433            632,499
                                                       2003      1.000          1.263             54,621

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.346          1.427                 --
                                                       2005      1.295          1.346            380,063
                                                       2004      1.188          1.295            219,253
                                                       2003      1.000          1.188             52,389

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.102                 --
                                                       2005      1.000          1.048                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.111                 --
                                                       2005      1.083          1.101          3,015,849
                                                       2004      0.970          1.083          1,140,984

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.022          1.012                 --
                                                       2005      1.026          1.022          3,822,133
                                                       2004      1.013          1.026          3,303,244
                                                       2003      1.000          1.013            779,959

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.326          1.382                 --
                                                       2005      1.325          1.326            592,707
                                                       2004      1.225          1.325            590,087
                                                       2003      1.000          1.225            367,260

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.270                 --
                                                       2005      1.000          1.104             18,599

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.267                 --
                                                       2005      1.000          1.106             11,244

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.029                 --
                                                       2005      1.044          1.068          1,671,366
                                                       2004      0.979          1.044            649,181

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.015          0.983                 (4)
                                                       2008      1.612          1.015          3,284,045
                                                       2007      1.683          1.612          4,010,531
                                                       2006      1.479          1.683          4,148,414
                                                       2005      1.448          1.479          4,167,998
                                                       2004      1.258          1.448          2,379,217
                                                       2003      1.000          1.258            255,288

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.822          0.842                 --
                                                       2008      1.473          0.822             91,812
                                                       2007      1.336          1.473            108,843
                                                       2006      1.276          1.336            115,292
                                                       2005      1.206          1.276            124,682
                                                       2004      1.185          1.206            141,970
                                                       2003      1.000          1.185            120,742

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.319          1.285               --
                                                       2005      1.172          1.319               --
                                                       2004      1.103          1.172               --
                                                       2003      1.000          1.103               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.681          1.841               --
                                                       2009      1.205          1.681               --
                                                       2008      1.996          1.205               --
                                                       2007      1.773          1.996               --
                                                       2006      1.502          1.773               --
                                                       2005      1.343          1.502               --
                                                       2004      1.207          1.343               --
                                                       2003      1.000          1.207               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.293          1.504               --
                                                       2009      0.946          1.293               --
                                                       2008      1.723          0.946               --
                                                       2007      1.565          1.723               --
                                                       2006      1.449          1.565               --
                                                       2005      1.272          1.449               --
                                                       2004      1.153          1.272               --
                                                       2003      1.000          1.153               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.177          1.285           99,739
                                                       2009      0.915          1.177           99,739
                                                       2008      1.502          0.915           99,739
                                                       2007      1.458          1.502           99,739
                                                       2006      1.291          1.458           99,950
                                                       2005      1.245          1.291           86,686
                                                       2004      1.151          1.245               --
                                                       2003      1.000          1.151               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.541          1.523               --
                                                       2005      1.330          1.541               --
                                                       2004      1.135          1.330               --
                                                       2003      1.000          1.135               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.643          2.136               --
                                                       2005      1.564          1.643               --
                                                       2004      1.214          1.564               --
                                                       2003      1.000          1.214               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.376          1.316               --
                                                       2007      1.311          1.376               --
                                                       2006      1.148          1.311               --
                                                       2005      1.122          1.148               --
                                                       2004      1.090          1.122               --
                                                       2003      1.000          1.090               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.192          1.124               --
                                                       2007      1.367          1.192               --
                                                       2006      1.344          1.367               --
                                                       2005      1.296          1.344               --
                                                       2004      1.187          1.296               --
                                                       2003      1.000          1.187               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.304          1.416               --
                                                       2005      1.207          1.304               --
                                                       2004      1.082          1.207               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.301          1.448               --
                                                       2005      1.205          1.301               --
                                                       2004      1.123          1.205               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.405          1.611           87,394
                                                       2009      1.058          1.405           87,394
                                                       2008      1.884          1.058           87,394
                                                       2007      1.639          1.884           87,394
                                                       2006      1.501          1.639           87,584
                                                       2005      1.312          1.501           76,124
                                                       2004      1.163          1.312               --
                                                       2003      1.000          1.163               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.149          1.329               --
                                                       2009      0.863          1.149               --
                                                       2008      1.502          0.863               --
                                                       2007      1.436          1.502               --
                                                       2006      1.287          1.436               --
                                                       2005      1.088          1.287               --
                                                       2004      1.096          1.088               --
                                                       2003      1.017          1.096               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.811          2.282           73,455
                                                       2009      1.322          1.811           73,455
                                                       2008      2.234          1.322           73,455
                                                       2007      1.976          2.234           73,455
                                                       2006      1.793          1.976           73,612
                                                       2005      1.550          1.793           64,332
                                                       2004      1.269          1.550               --
                                                       2003      1.000          1.269               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.346          1.562               --
                                                       2005      1.242          1.346               --
                                                       2004      1.125          1.242               --
                                                       2003      1.000          1.125               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.216          2.922               --
                                                       2007      2.548          3.216               --
                                                       2006      2.029          2.548               --
                                                       2005      1.625          2.029               --
                                                       2004      1.329          1.625               --
                                                       2003      1.000          1.329               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.614          1.715               --
                                                       2009      1.201          1.614            8,040
                                                       2008      2.056          1.201            8,045
                                                       2007      1.817          2.056           59,802
                                                       2006      1.526          1.817           55,765
                                                       2005      1.413          1.526               --
                                                       2004      1.216          1.413               --
                                                       2003      1.000          1.216               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.439          1.718               --
                                                       2005      1.348          1.439               --
                                                       2004      1.186          1.348               --
                                                       2003      1.000          1.186               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.075               --
                                                       2005      1.060          1.053               --
                                                       2004      0.990          1.060               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.179          1.216               --
                                                       2005      1.117          1.179               --
                                                       2004      1.052          1.117               --
                                                       2003      1.000          1.052               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.461          1.479               --
                                                       2009      1.186          1.461               --
                                                       2008      1.705          1.186               --
                                                       2007      1.429          1.705               --
                                                       2006      1.371          1.429               --
                                                       2005      1.245          1.371               --
                                                       2004      1.112          1.245               --
                                                       2003      1.000          1.112               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.422          1.734               --
                                                       2009      0.925          1.422               --
                                                       2008      1.684          0.925               --
                                                       2007      1.411          1.684               --
                                                       2006      1.335          1.411               --
                                                       2005      1.221          1.335               --
                                                       2004      1.239          1.221               --
                                                       2003      1.000          1.239               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.506          1.417               --
                                                       2007      1.405          1.506               --
                                                       2006      1.215          1.405               --
                                                       2005      1.174          1.215               --
                                                       2004      1.146          1.174               --
                                                       2003      1.000          1.146               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.412          1.579               --
                                                       2005      1.385          1.412               --
                                                       2004      1.230          1.385               --
                                                       2003      1.000          1.230               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.100          1.348               --
                                                       2009      0.834          1.100               --
                                                       2008      1.428          0.834               --
                                                       2007      1.484          1.428               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.190          1.314               --
                                                       2009      0.994          1.190               --
                                                       2008      1.435          0.994               --
                                                       2007      1.390          1.435               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.160          1.326               --
                                                       2009      0.915          1.160               --
                                                       2008      1.472          0.915               --
                                                       2007      1.541          1.472               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.086          1.169               --
                                                       2009      0.778          1.086               --
                                                       2008      1.266          0.778               --
                                                       2007      1.268          1.266               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.169          1.255               --
                                                       2009      0.958          1.169               --
                                                       2008      1.518          0.958               --
                                                       2007      1.491          1.518               --
                                                       2006      1.286          1.491               --
                                                       2005      1.232          1.286               --
                                                       2004      1.138          1.232               --
                                                       2003      1.000          1.138               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.435          1.761               --
                                                       2009      1.026          1.435               --
                                                       2008      1.765          1.026               --
                                                       2007      1.637          1.765               --
                                                       2006      1.481          1.637               --
                                                       2005      1.440          1.481               --
                                                       2004      1.276          1.440               --
                                                       2003      1.000          1.276               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.884          0.859               --
                                                       2008      1.442          0.884               --
                                                       2007      1.402          1.442               --
                                                       2006      1.243          1.402               --
                                                       2005      1.216          1.243               --
                                                       2004      1.126          1.216               --
                                                       2003      1.000          1.126               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.081          1.188               --
                                                       2009      0.898          1.081               --
                                                       2008      1.225          0.898               --
                                                       2007      1.127          1.225               --
                                                       2006      1.067          1.127               --
                                                       2005      1.043          1.067               --
                                                       2004      0.945          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.895          0.958               --
                                                       2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.484          1.555               --
                                                       2006      1.282          1.484               --
                                                       2005      1.257          1.282               --
                                                       2004      1.184          1.257               --
                                                       2003      1.000          1.184               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.228          1.277               --
                                                       2006      1.202          1.228               --
                                                       2005      1.165          1.202               --
                                                       2004      1.182          1.165               --
                                                       2003      1.000          1.182               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.449          1.498               --
                                                       2006      1.331          1.449               --
                                                       2005      1.235          1.331               --
                                                       2004      1.155          1.235               --
                                                       2003      1.000          1.155               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.341          1.399               --
                                                       2006      1.217          1.341               --
                                                       2005      1.198          1.217               --
                                                       2004      1.128          1.198               --
                                                       2003      0.996          1.128               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.482          1.538               --
                                                       2006      1.289          1.482               --
                                                       2005      1.274          1.289               --
                                                       2004      1.154          1.274               --
                                                       2003      0.996          1.154               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.652          1.818               --
                                                       2006      1.502          1.652           86,796
                                                       2005      1.415          1.502           75,080
                                                       2004      1.164          1.415               --
                                                       2003      1.000          1.164               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.077          1.110               --
                                                       2005      1.058          1.077               --
                                                       2004      0.981          1.058               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.613          1.553               --
                                                       2007      1.552          1.613               --
                                                       2006      1.634          1.552               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.356          1.545               --
                                                       2009      0.939          1.356               --
                                                       2008      1.262          0.939               --
                                                       2007      1.253          1.262               --
                                                       2006      1.192          1.253               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.517          1.589               --
                                                       2006      1.437          1.517               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.137          1.254               --
                                                       2009      0.973          1.137               --
                                                       2008      1.583          0.973               --
                                                       2007      1.575          1.583               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.771          0.879               --
                                                       2009      0.582          0.771               --
                                                       2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.212          1.420               --
                                                       2009      0.958          1.212               --
                                                       2008      1.307          0.958               --
                                                       2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.543          1.765               --
                                                       2009      1.013          1.543               --
                                                       2008      1.743          1.013               --
                                                       2007      1.793          1.743               --
                                                       2006      1.632          1.793               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.086          1.346               --
                                                       2009      0.825          1.086               --
                                                       2008      1.372          0.825               --
                                                       2007      1.256          1.372               --
                                                       2006      1.269          1.256               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.593          1.713               --
                                                       2009      1.135          1.593               --
                                                       2008      1.991          1.135               --
                                                       2007      1.557          1.991               --
                                                       2006      1.523          1.557               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.314          1.587               --
                                                       2009      0.977          1.314               --
                                                       2008      1.550          0.977               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.903          1.087               --
                                                       2009      0.674          0.903               --
                                                       2008      1.114          0.674               --
                                                       2007      1.260          1.114               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.894          0.883               --
                                                       2008      1.219          0.894               --
                                                       2007      1.170          1.219               --
                                                       2006      1.110          1.170               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.390          1.542               --
                                                       2009      1.034          1.390               --
                                                       2008      1.293          1.034               --
                                                       2007      1.235          1.293               --
                                                       2006      1.181          1.235               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.794          0.911               --
                                                       2009      0.684          0.794               --
                                                       2008      1.095          0.684               --
                                                       2007      1.075          1.095               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.785          0.965          133,902
                                                       2009      0.633          0.785          133,902
                                                       2008      1.054          0.633          133,902
                                                       2007      1.069          1.054          133,902
                                                       2006      0.964          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787               --
                                                       2008      1.475          0.829               --
                                                       2007      1.345          1.475               --
                                                       2006      1.365          1.345               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.214          2.683               --
                                                       2009      1.337          2.214               --
                                                       2008      2.926          1.337               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.521          1.661               --
                                                       2009      1.179          1.521               --
                                                       2008      2.088          1.179               --
                                                       2007      1.993          2.088               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.202          1.272               --
                                                       2009      1.036          1.202               --
                                                       2008      1.131          1.036               --
                                                       2007      1.071          1.131               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.306          1.384               --
                                                       2009      1.175          1.306               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.192          1.358               --
                                                       2009      0.982          1.192               --
                                                       2008      1.491          0.982               --
                                                       2007      1.449          1.491               --
                                                       2006      1.351          1.449               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.274               --
                                                       2006      1.101          1.156               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.367          1.504               --
                                                       2009      1.048          1.367               --
                                                       2008      1.198          1.048               --
                                                       2007      1.146          1.198               --
                                                       2006      1.110          1.146               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.831          0.977               --
                                                       2009      0.671          0.831               --
                                                       2008      0.975          0.671               --
                                                       2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.141          1.285           96,889
                                                       2009      0.917          1.141           96,889

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.240          1.400               --
                                                       2009      0.848          1.240               --
                                                       2008      1.594          0.848               --
                                                       2007      1.351          1.594               --
                                                       2006      1.387          1.351               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.084          1.151               --
                                                       2009      1.010          1.084               --
                                                       2008      1.067          1.010               --
                                                       2007      1.024          1.067               --
                                                       2006      0.989          1.024               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.037          1.114               --
                                                       2009      0.896          1.037               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.967          1.135               --
                                                       2009      0.770          0.967               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.041          1.021           13,623
                                                       2009      1.058          1.041           13,630
                                                       2008      1.049          1.058               --
                                                       2007      1.019          1.049               --
                                                       2006      0.999          1.019               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.044          1.146               --
                                                       2009      0.807          1.044               --
                                                       2008      1.311          0.807               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.719          0.749               --
                                                       2008      1.329          0.719               --
                                                       2007      1.305          1.329               --
                                                       2006      1.291          1.305               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.986          1.106               --
                                                       2009      0.826          0.986               --
                                                       2008      1.382          0.826               --
                                                       2007      1.354          1.382               --
                                                       2006      1.324          1.354               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.805          0.913               --
                                                       2009      0.625          0.805               --
                                                       2008      1.070          0.625               --
                                                       2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.067          1.151               --
                                                       2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.001          1.095               --
                                                       2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.933          1.035               --
                                                       2009      0.752          0.933               --
                                                       2008      1.076          0.752               --
                                                       2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.865          0.973               --
                                                       2009      0.684          0.865               --
                                                       2008      1.075          0.684               --
                                                       2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.886          0.994               --
                                                       2009      0.722          0.886               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.160          1.249               --
                                                       2009      0.999          1.160               --
                                                       2008      1.313          0.999               --
                                                       2007      1.285          1.313               --
                                                       2006      1.206          1.285               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.137          1.241               --
                                                       2009      0.960          1.137               --
                                                       2008      1.451          0.960               --
                                                       2007      1.376          1.451               --
                                                       2006      1.248          1.376               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.872          0.991               --
                                                       2009      0.636          0.872               --
                                                       2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.909          1.040               --
                                                       2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.063          1.404               --
                                                       2009      0.783          1.063               --
                                                       2008      1.194          0.783               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.181               --
                                                       2006      1.075          1.139               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.088          1.130               --
                                                       2009      1.063          1.088               --
                                                       2008      1.086          1.063               --
                                                       2007      1.061          1.086               --
                                                       2006      1.028          1.061               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.992          0.999               --
                                                       2005      0.983          0.992               --
                                                       2004      0.993          0.983               --
                                                       2003      1.000          0.993               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.088          1.148               --
                                                       2005      1.050          1.088               --
                                                       2004      0.991          1.050               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.047          1.067               --
                                                       2006      1.061          1.047               --
                                                       2005      1.060          1.061               --
                                                       2004      0.993          1.060               --
                                                       2003      1.000          0.993               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.135          1.172               --
                                                       2008      1.105          1.135               --
                                                       2007      1.037          1.105               --
                                                       2006      1.019          1.037               --
                                                       2005      1.014          1.019               --
                                                       2004      0.987          1.014               --
                                                       2003      1.000          0.987               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.854          2.004               --
                                                       2006      1.480          1.854               --
                                                       2005      1.346          1.480               --
                                                       2004      1.182          1.346               --
                                                       2003      1.000          1.182               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.905          2.032               --
                                                       2006      1.657          1.905               --
                                                       2005      1.579          1.657               --
                                                       2004      1.276          1.579               --
                                                       2003      1.000          1.276               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.284          1.365               --
                                                       2005      1.204          1.284               --
                                                       2004      1.154          1.204               --
                                                       2003      1.000          1.154               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.110          1.181               --
                                                       2005      1.128          1.110               --
                                                       2004      1.083          1.128               --
                                                       2003      1.000          1.083               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.498          1.634               --
                                                       2005      1.359          1.498               --
                                                       2004      1.191          1.359               --
                                                       2003      1.000          1.191               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.262          1.324               --
                                                       2005      1.232          1.262               --
                                                       2004      1.144          1.232               --
                                                       2003      1.000          1.144               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.164          1.192               --
                                                       2005      1.158          1.164               --
                                                       2004      1.070          1.158               --
                                                       2003      1.000          1.070               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.271          1.314               --
                                                       2005      1.231          1.271               --
                                                       2004      1.136          1.231               --
                                                       2003      1.000          1.136               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.254          1.291               --
                                                       2005      1.177          1.254               --
                                                       2004      1.127          1.177               --
                                                       2003      1.000          1.127               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165               --
                                                       2005      1.000          1.097               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.101               --
                                                       2005      1.000          1.064               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.063               --
                                                       2005      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.355          1.437               --
                                                       2005      1.233          1.355               --
                                                       2004      1.086          1.233               --
                                                       2003      1.000          1.086               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.313          1.387               --
                                                       2005      1.299          1.313               --
                                                       2004      1.162          1.299               --
                                                       2003      1.000          1.162               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.170          1.206               --
                                                       2005      1.159          1.170               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.248               --
                                                       2005      1.108          1.157               --
                                                       2004      0.961          1.108               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.423          1.632               --
                                                       2005      1.325          1.423               --
                                                       2004      1.168          1.325               --
                                                       2003      1.000          1.168               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.275          1.351               --
                                                       2005      1.227          1.275               --
                                                       2004      1.127          1.227               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.101               --
                                                       2005      1.000          1.048               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.110               --
                                                       2005      1.082          1.100               --
                                                       2004      0.970          1.082               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.999          0.989               --
                                                       2005      1.003          0.999               --
                                                       2004      0.991          1.003               --
                                                       2003      1.000          0.991               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.233          1.285               --
                                                       2005      1.233          1.233               --
                                                       2004      1.141          1.233               --
                                                       2003      1.000          1.141               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.269               --
                                                       2005      1.000          1.104               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.028               --
                                                       2005      1.044          1.067               --
                                                       2004      0.979          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.916          0.887               --
                                                       2008      1.455          0.916           96,889
                                                       2007      1.520          1.455           96,889
                                                       2006      1.337          1.520           97,093
                                                       2005      1.310          1.337           84,129
                                                       2004      1.138          1.310               --
                                                       2003      1.000          1.138               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.779          0.797               --
                                                       2008      1.395          0.779               --
                                                       2007      1.266          1.395               --
                                                       2006      1.209          1.266               --
                                                       2005      1.144          1.209               --
                                                       2004      1.124          1.144               --
                                                       2003      1.000          1.124               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.193          1.161                --
                                                       2005      1.060          1.193            22,094
                                                       2004      1.000          1.060             1,930

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.392          1.524         2,872,485
                                                       2009      0.998          1.392         3,406,844
                                                       2008      1.654          0.998         3,868,364
                                                       2007      1.470          1.654         3,869,749
                                                       2006      1.246          1.470         3,422,804
                                                       2005      1.115          1.246         2,447,434
                                                       2004      1.000          1.115           102,699

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.103          1.283         6,769,675
                                                       2009      0.808          1.103         7,352,364
                                                       2008      1.471          0.808         7,628,848
                                                       2007      1.337          1.471         7,630,777
                                                       2006      1.238          1.337         8,366,738
                                                       2005      1.088          1.238         6,930,184
                                                       2004      1.000          1.088           326,545

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.006          1.098         6,023,164
                                                       2009      0.782          1.006         6,546,820
                                                       2008      1.285          0.782         7,121,717
                                                       2007      1.248          1.285         7,674,099
                                                       2006      1.106          1.248         7,687,562
                                                       2005      1.067          1.106         6,619,910
                                                       2004      1.000          1.067           438,687

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.356          1.340                --
                                                       2005      1.171          1.356         1,176,891
                                                       2004      1.000          1.171            72,539

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.354          1.760                --
                                                       2005      1.290          1.354         1,488,230
                                                       2004      1.000          1.290           252,024

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.254          1.199                --
                                                       2007      1.195          1.254           285,423
                                                       2006      1.047          1.195           282,970
                                                       2005      1.024          1.047           269,573
                                                       2004      1.000          1.024            11,289

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.006          0.948                --
                                                       2007      1.154          1.006         1,549,790
                                                       2006      1.136          1.154         1,471,395
                                                       2005      1.095          1.136         1,012,264
                                                       2004      1.000          1.095           103,653

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.208          1.311                --
                                                       2005      1.119          1.208           901,142
                                                       2004      1.000          1.119            27,184

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.209          1.346                --
                                                       2005      1.121          1.209           917,926
                                                       2004      1.000          1.121            31,903

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.185          1.357         2,894,124
                                                       2009      0.893          1.185         3,195,329
                                                       2008      1.590          0.893         3,310,029
                                                       2007      1.384          1.590         3,428,176
                                                       2006      1.267          1.384         3,362,207
                                                       2005      1.109          1.267         2,591,826
                                                       2004      1.000          1.109           178,970

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.098          1.269             4,944
                                                       2009      0.825          1.098             5,487
                                                       2008      1.436          0.825             6,152
                                                       2007      1.373          1.436            12,484
                                                       2006      1.232          1.373            12,409
                                                       2005      1.042          1.232            12,878
                                                       2004      1.000          1.042             6,188

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.433          1.804         2,961,443
                                                       2009      1.046          1.433         3,394,164
                                                       2008      1.768          1.046         3,738,049
                                                       2007      1.565          1.768         4,025,869
                                                       2006      1.421          1.565         4,371,181
                                                       2005      1.229          1.421         3,449,474
                                                       2004      1.000          1.229           269,552

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.194          1.384                --
                                                       2005      1.102          1.194         1,431,952
                                                       2004      1.000          1.102            25,433

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.498          2.269                --
                                                       2007      1.980          2.498         1,308,808
                                                       2006      1.578          1.980         1,256,355
                                                       2005      1.264          1.578         1,089,482
                                                       2004      1.000          1.264            34,135

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.319          1.401         1,961,001
                                                       2009      0.982          1.319         2,165,533
                                                       2008      1.682          0.982         2,140,193
                                                       2007      1.487          1.682         2,156,235
                                                       2006      1.250          1.487         2,017,281
                                                       2005      1.158          1.250         1,677,141
                                                       2004      1.000          1.158            45,551

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.196          1.427                --
                                                       2005      1.121          1.196         1,763,327
                                                       2004      1.000          1.121           118,493

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.070          1.092                --
                                                       2005      1.078          1.070         1,679,828
                                                       2004      1.007          1.078           174,953

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.129          1.164                --
                                                       2005      1.070          1.129                --
                                                       2004      1.000          1.070                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.217          1.232                --
                                                       2009      0.989          1.217                --
                                                       2008      1.422          0.989                --
                                                       2007      1.193          1.422                --
                                                       2006      1.145          1.193                --
                                                       2005      1.040          1.145                --
                                                       2004      1.000          1.040                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.224          1.492           126,074
                                                       2009      0.797          1.224           133,304
                                                       2008      1.451          0.797           180,214
                                                       2007      1.217          1.451           164,752
                                                       2006      1.152          1.217            78,955
                                                       2005      1.054          1.152            86,738
                                                       2004      1.000          1.054            10,943

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.394          1.311                --
                                                       2007      1.301          1.394                --
                                                       2006      1.126          1.301                --
                                                       2005      1.089          1.126                --
                                                       2004      1.000          1.089                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.149          1.284                --
                                                       2005      1.128          1.149           665,019
                                                       2004      1.000          1.128            51,497

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      0.938          1.149         1,080,768
                                                       2009      0.711          0.938         1,176,257
                                                       2008      1.218          0.711         1,353,443
                                                       2007      1.267          1.218         1,377,455

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.057          1.166            81,169
                                                       2009      0.884          1.057            80,730
                                                       2008      1.276          0.884            82,844
                                                       2007      1.236          1.276            92,312

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.975          1.114           362,923
                                                       2009      0.769          0.975           382,158
                                                       2008      1.238          0.769           417,825
                                                       2007      1.297          1.238           465,377

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      0.923          0.993           264,814
                                                       2009      0.662          0.923           266,162
                                                       2008      1.077          0.662           268,783
                                                       2007      1.079          1.077           267,544

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.024          1.098           463,572
                                                       2009      0.839          1.024           470,253
                                                       2008      1.331          0.839           468,753
                                                       2007      1.308          1.331           549,385
                                                       2006      1.129          1.308           531,050
                                                       2005      1.081          1.129           252,372
                                                       2004      1.000          1.081            37,417

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.161          1.424           557,714
                                                       2009      0.830          1.161           659,811
                                                       2008      1.429          0.830           686,747
                                                       2007      1.326          1.429           675,600
                                                       2006      1.200          1.326           698,488
                                                       2005      1.168          1.200           648,799
                                                       2004      1.000          1.168           119,827

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.777          0.755                --
                                                       2008      1.269          0.777         1,662,680
                                                       2007      1.234          1.269         1,701,241
                                                       2006      1.094          1.234         1,787,149
                                                       2005      1.072          1.094         1,778,795
                                                       2004      1.000          1.072           310,379

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.114          1.224            97,012
                                                       2009      0.925          1.114           105,126
                                                       2008      1.263          0.925            95,379
                                                       2007      1.162          1.263           102,530
                                                       2006      1.102          1.162           101,380
                                                       2005      1.077          1.102            68,550
                                                       2004      1.000          1.077            11,365

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.902          0.965           462,714
                                                       2009      0.784          0.902           473,513
                                                       2008      1.015          0.784           471,941
                                                       2007      1.022          1.015           559,477
                                                       2006      1.002          1.022           629,039
                                                       2005      0.999          1.002           584,191
                                                       2004      1.000          0.999            55,228

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.249          1.309                --
                                                       2006      1.079          1.249           609,853
                                                       2005      1.059          1.079           552,573
                                                       2004      1.000          1.059            81,667

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.045          1.087                --
                                                       2006      1.023          1.045           334,491
                                                       2005      0.992          1.023           302,703
                                                       2004      1.000          0.992            97,956

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.237          1.279                --
                                                       2006      1.137          1.237         1,696,269
                                                       2005      1.056          1.137         1,652,019
                                                       2004      1.000          1.056           158,847

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.193          1.244                --
                                                       2006      1.083          1.193           134,641
                                                       2005      1.067          1.083           127,168
                                                       2004      1.000          1.067            34,220

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.280          1.328                --
                                                       2006      1.114          1.280         2,895,639
                                                       2005      1.101          1.114         2,465,777
                                                       2004      1.000          1.101            59,185

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.355          1.492                --
                                                       2006      1.233          1.355         1,638,645
                                                       2005      1.162          1.233         1,646,916
                                                       2004      1.000          1.162            31,511

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092           457,636
                                                       2004      1.000          1.073            82,439

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.328          1.278                --
                                                       2007      1.278          1.328           398,377
                                                       2006      1.346          1.278           374,224

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.262          1.437         1,566,878
                                                       2009      0.874          1.262         1,794,506
                                                       2008      1.175          0.874         2,008,039
                                                       2007      1.168          1.175         2,578,175
                                                       2006      1.111          1.168           597,716

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.384          1.449                --
                                                       2006      1.310          1.384           921,759

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.035          1.142           850,588
                                                       2009      0.886          1.035           797,284
                                                       2008      1.443          0.886           788,207
                                                       2007      1.436          1.443           930,515

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.770          0.877         1,798,332
                                                       2009      0.581          0.770         2,034,861
                                                       2008      1.015          0.581         2,226,372
                                                       2007      1.216          1.015         2,315,406
                                                       2006      1.003          1.216         2,602,053

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.209          1.416            32,072
                                                       2009      0.956          1.209            28,271
                                                       2008      1.305          0.956            20,778
                                                       2007      1.345          1.305            21,288
                                                       2006      1.266          1.345            30,034

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.332          1.523           556,598
                                                       2009      0.875          1.332           513,486
                                                       2008      1.506          0.875           649,249
                                                       2007      1.551          1.506           655,318
                                                       2006      1.411          1.551           658,036

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.083          1.342            58,071
                                                       2009      0.824          1.083            71,097
                                                       2008      1.370          0.824            75,328
                                                       2007      1.255          1.370            77,035
                                                       2006      1.269          1.255            22,821

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.399          1.503           980,337
                                                       2009      0.997          1.399         1,028,462
                                                       2008      1.751          0.997         1,170,190
                                                       2007      1.370          1.751         1,153,308
                                                       2006      1.340          1.370         1,349,965

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.080          1.305           298,228
                                                       2009      0.804          1.080           316,927
                                                       2008      1.276          0.804           330,311

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.901          1.084           344,056
                                                       2009      0.672          0.901           471,353
                                                       2008      1.112          0.672           476,038
                                                       2007      1.259          1.112           158,062

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.893                --
                                                       2008      1.235          0.905           819,159
                                                       2007      1.186          1.235           808,668
                                                       2006      1.125          1.186           553,746

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.283          1.423           696,118
                                                       2009      0.955          1.283           374,879
                                                       2008      1.195          0.955           445,126
                                                       2007      1.142          1.195           448,164
                                                       2006      1.093          1.142           389,792

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.793          0.909         5,475,523
                                                       2009      0.683          0.793         5,861,192
                                                       2008      1.094          0.683         6,465,586
                                                       2007      1.074          1.094         7,175,494
                                                       2006      1.001          1.074         4,279,681

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.783          0.963         1,550,510
                                                       2009      0.632          0.783         1,846,360
                                                       2008      1.053          0.632         1,974,778
                                                       2007      1.069          1.053         2,083,924
                                                       2006      0.964          1.069            37,558

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.726          0.689                --
                                                       2008      1.292          0.726           460,310
                                                       2007      1.178          1.292           442,177
                                                       2006      1.197          1.178           427,187

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.718          2.081           989,469
                                                       2009      1.038          1.718         1,094,839
                                                       2008      2.272          1.038         1,297,575

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.308          1.428           806,057
                                                       2009      1.015          1.308           899,599
                                                       2008      1.798          1.015           818,702
                                                       2007      1.717          1.798            63,623

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.209          1.279         1,877,063
                                                       2009      1.042          1.209         1,605,253
                                                       2008      1.139          1.042         1,601,290
                                                       2007      1.079          1.139         1,975,883

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.343          1.423         4,464,553
                                                       2009      1.209          1.343         4,804,848

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.061          1.208           170,942
                                                       2009      0.874          1.061           161,052
                                                       2008      1.328          0.874           196,929
                                                       2007      1.291          1.328           205,133
                                                       2006      1.205          1.291           203,966

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.273                --
                                                       2006      1.101          1.155           141,109

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.393          1.531         2,196,655
                                                       2009      1.068          1.393         2,292,609
                                                       2008      1.222          1.068         2,537,774
                                                       2007      1.170          1.222         2,870,206
                                                       2006      1.133          1.170         3,032,011

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.830          0.975         3,383,972
                                                       2009      0.670          0.830         3,792,988
                                                       2008      0.974          0.670         4,024,446
                                                       2007      1.026          0.974         5,073,874
                                                       2006      1.003          1.026         2,539,054

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.985          1.108         1,625,658
                                                       2009      0.792          0.985         1,826,382

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.023          1.155           369,295
                                                       2009      0.700          1.023           394,854
                                                       2008      1.317          0.700           440,572
                                                       2007      1.116          1.317           400,200
                                                       2006      1.147          1.116           472,077

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.114          1.182         1,527,419
                                                       2009      1.039          1.114         1,270,284
                                                       2008      1.098          1.039         1,310,534
                                                       2007      1.054          1.098         1,803,466
                                                       2006      1.018          1.054         1,254,251

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.049          1.127           642,945
                                                       2009      0.907          1.049           721,694

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.860          1.010         1,576,099
                                                       2009      0.685          0.860         1,835,589

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.052          1.031         4,377,837
                                                       2009      1.069          1.052         6,208,533
                                                       2008      1.061          1.069         6,064,712
                                                       2007      1.031          1.061         4,327,560
                                                       2006      1.011          1.031         3,617,525

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.950          1.043           311,773
                                                       2009      0.735          0.950           320,611
                                                       2008      1.194          0.735           307,581

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.640          0.667                --
                                                       2008      1.184          0.640         1,494,816
                                                       2007      1.163          1.184         1,531,523
                                                       2006      1.151          1.163         1,588,244

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.881          0.988           835,687
                                                       2009      0.739          0.881         1,070,794
                                                       2008      1.236          0.739         1,065,755
                                                       2007      1.212          1.236         1,175,885
                                                       2006      1.185          1.212         1,127,351

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.804          0.911           380,662
                                                       2009      0.624          0.804           397,181
                                                       2008      1.069          0.624           399,913
                                                       2007      1.057          1.069           519,603
                                                       2006      1.002          1.057           706,237

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.065          1.148         1,996,981
                                                       2009      0.902          1.065         2,031,931
                                                       2008      1.075          0.902         1,776,602
                                                       2007      1.040          1.075         1,619,797
                                                       2006      1.001          1.040         1,629,306

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.000          1.092         1,142,078
                                                       2009      0.825          1.000         1,151,609
                                                       2008      1.074          0.825         1,248,009
                                                       2007      1.046          1.074         1,473,563
                                                       2006      1.002          1.046         1,126,245

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.931          1.033         4,201,961
                                                       2009      0.751          0.931         4,112,266
                                                       2008      1.075          0.751         4,268,478
                                                       2007      1.051          1.075         4,727,370
                                                       2006      1.002          1.051         4,608,518

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.864          0.971         1,344,374
                                                       2009      0.683          0.864         1,783,150
                                                       2008      1.074          0.683         1,984,349
                                                       2007      1.056          1.074         3,042,363
                                                       2006      1.002          1.056         2,661,428

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.884          0.991         2,213,548
                                                       2009      0.721          0.884         2,295,293

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.095          1.179         3,806,803
                                                       2009      0.945          1.095         4,242,539
                                                       2008      1.241          0.945         4,744,697
                                                       2007      1.216          1.241         5,727,520
                                                       2006      1.141          1.216         5,376,250

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.154          1.260         1,532,617
                                                       2009      0.975          1.154         1,651,085
                                                       2008      1.475          0.975         1,891,735
                                                       2007      1.399          1.475         2,090,425
                                                       2006      1.270          1.399         1,760,576

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.870          0.988         2,643,380
                                                       2009      0.635          0.870         2,880,492
                                                       2008      1.091          0.635         3,261,405
                                                       2007      1.048          1.091         3,475,687
                                                       2006      0.996          1.048         3,543,586

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.907          1.038            93,124
                                                       2009      0.647          0.907           107,698
                                                       2008      1.139          0.647            88,269
                                                       2007      1.066          1.139           101,732
                                                       2006      0.998          1.066            26,363

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.934          1.233         1,273,867
                                                       2009      0.688          0.934         1,433,813
                                                       2008      1.050          0.688         1,522,492

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.199                --
                                                       2006      1.092          1.157         1,967,121

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.117          1.160         1,236,617
                                                       2009      1.092          1.117         1,329,086
                                                       2008      1.117          1.092         1,362,887
                                                       2007      1.091          1.117         1,626,772
                                                       2006      1.057          1.091         1,694,959

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004         1,698,242
                                                       2004      1.000          0.996           106,869

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.103          1.164                --
                                                       2005      1.064          1.103         1,603,777
                                                       2004      1.000          1.064           437,585

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075                --
                                                       2006      1.069          1.055         1,899,386
                                                       2005      1.069          1.069         1,591,187
                                                       2004      1.000          1.069           192,626

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.168          1.205                --
                                                       2008      1.138          1.168         4,181,671
                                                       2007      1.068          1.138         5,335,536
                                                       2006      1.050          1.068         5,477,660
                                                       2005      1.046          1.050         4,662,090
                                                       2004      1.000          1.046           670,301

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.597          1.726                --
                                                       2006      1.276          1.597                --
                                                       2005      1.161          1.276                --
                                                       2004      1.000          1.161                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.440          1.536                --
                                                       2006      1.253          1.440         2,066,452
                                                       2005      1.195          1.253         1,902,274
                                                       2004      1.000          1.195           111,744

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.125          1.197                --
                                                       2005      1.056          1.125           409,708
                                                       2004      1.000          1.056            42,426

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.027          1.093                --
                                                       2005      1.044          1.027           209,373
                                                       2004      1.000          1.044             8,712

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.234          1.346                --
                                                       2005      1.121          1.234           279,051
                                                       2004      1.000          1.121            63,337

  Travelers Equity Income Subaccount (5/03)..........  2006      1.130          1.185                --
                                                       2005      1.104          1.130         1,007,488
                                                       2004      1.000          1.104           109,314

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.085          1.111                --
                                                       2005      1.080          1.085           598,612
                                                       2004      1.000          1.080            68,480

  Travelers Federated Stock Subaccount (6/03)........  2006      1.116          1.153                --
                                                       2005      1.081          1.116             3,957
                                                       2004      1.000          1.081                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.118          1.151                --
                                                       2005      1.050          1.118         1,418,767
                                                       2004      1.000          1.050           128,216

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165                --
                                                       2005      1.000          1.097           489,349

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           955,740

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      1.000          1.064         3,453,005

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.000          1.074         1,815,494

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.063                --
                                                       2005      1.000          1.044           312,401

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.236          1.310                --
                                                       2005      1.126          1.236           735,211
                                                       2004      1.000          1.126            10,467

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.086          1.147                --
                                                       2005      1.075          1.086           488,365
                                                       2004      1.000          1.075           125,343

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.107          1.141                --
                                                       2005      1.097          1.107         4,467,136
                                                       2004      1.000          1.097           170,830

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.177          1.270                --
                                                       2005      1.128          1.177         1,369,480
                                                       2004      1.000          1.128           140,941

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.231          1.411                --
                                                       2005      1.147          1.231           329,605
                                                       2004      1.000          1.147            56,547

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.137          1.205                --
                                                       2005      1.095          1.137           230,822
                                                       2004      1.000          1.095                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.101                --
                                                       2005      1.000          1.047           110,831

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.123          1.133                --
                                                       2005      1.106          1.123         2,170,620
                                                       2004      1.000          1.106            35,566

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.029          1.018                --
                                                       2005      1.033          1.029         1,124,066
                                                       2004      1.000          1.033           439,326

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.145                --
                                                       2005      1.100          1.099           119,498
                                                       2004      1.000          1.100             4,346

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.269                --
                                                       2005      1.000          1.104            18,713

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105             6,935

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.098          1.057                --
                                                       2005      1.074          1.098         1,533,044
                                                       2004      1.000          1.074           100,757

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.791          0.766                --
                                                       2008      1.257          0.791         2,287,184
                                                       2007      1.314          1.257         2,515,110
                                                       2006      1.156          1.314         2,548,452
                                                       2005      1.133          1.156         2,545,186
                                                       2004      1.000          1.133           100,005

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.706          0.722                --
                                                       2008      1.266          0.706                --
                                                       2007      1.149          1.266                --
                                                       2006      1.098          1.149                --
                                                       2005      1.039          1.098                --
                                                       2004      1.000          1.039                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.363          1.326                --
                                                       2005      1.212          1.363           343,834
                                                       2004      1.142          1.212           349,162
                                                       2003      1.000          1.142            58,742

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.820          1.992         1,963,986
                                                       2009      1.306          1.820         2,113,567
                                                       2008      2.165          1.306         2,246,236
                                                       2007      1.925          2.165         2,321,629
                                                       2006      1.633          1.925         2,424,248
                                                       2005      1.461          1.633         2,421,457
                                                       2004      1.315          1.461         1,719,677
                                                       2003      1.000          1.315            98,325

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.398          1.625         6,547,034
                                                       2009      1.024          1.398         7,093,555
                                                       2008      1.867          1.024         7,718,571
                                                       2007      1.697          1.867         8,017,365
                                                       2006      1.573          1.697         8,919,985
                                                       2005      1.382          1.573         8,936,004
                                                       2004      1.255          1.382         5,386,219
                                                       2003      1.000          1.255           498,941

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.273          1.389         7,236,668
                                                       2009      0.990          1.273         7,607,627
                                                       2008      1.627          0.990         8,468,501
                                                       2007      1.582          1.627         9,041,374
                                                       2006      1.403          1.582         9,635,934
                                                       2005      1.353          1.403         9,693,323
                                                       2004      1.252          1.353         5,165,721
                                                       2003      1.000          1.252           561,577

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.642          1.622                --
                                                       2005      1.419          1.642           741,870
                                                       2004      1.212          1.419           307,989
                                                       2003      1.000          1.212            80,503

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.701          2.209                --
                                                       2005      1.621          1.701         2,087,208
                                                       2004      1.260          1.621         1,052,167
                                                       2003      1.000          1.260           120,095

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.468          1.403                --
                                                       2007      1.400          1.468           310,671
                                                       2006      1.227          1.400           339,545
                                                       2005      1.201          1.227           322,564
                                                       2004      1.167          1.201           279,194
                                                       2003      1.000          1.167            73,771

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.279          1.206                --
                                                       2007      1.469          1.279         1,710,107
                                                       2006      1.446          1.469         1,890,021
                                                       2005      1.395          1.446         2,001,004
                                                       2004      1.280          1.395         1,244,600
                                                       2003      1.000          1.280           166,225

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.301          1.412                --
                                                       2005      1.206          1.301         2,614,343
                                                       2004      1.078          1.206         1,355,470
                                                       2003      1.000          1.078                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.298          1.445                --
                                                       2005      1.204          1.298         1,534,424
                                                       2004      1.071          1.204           752,043
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.485          1.700         2,582,351
                                                       2009      1.119          1.485         2,732,046
                                                       2008      1.994          1.119         3,075,786
                                                       2007      1.736          1.994         3,515,653
                                                       2006      1.591          1.736         3,315,493
                                                       2005      1.393          1.591         3,246,857
                                                       2004      1.235          1.393         1,658,416
                                                       2003      1.000          1.235           322,504

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.231          1.422           123,556
                                                       2009      0.926          1.231           126,613
                                                       2008      1.612          0.926           134,916
                                                       2007      1.543          1.612           161,283
                                                       2006      1.384          1.543           195,010
                                                       2005      1.171          1.384           180,171
                                                       2004      1.181          1.171           128,822
                                                       2003      1.000          1.181            36,855

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.995          2.512         2,333,813
                                                       2009      1.458          1.995         2,559,728
                                                       2008      2.465          1.458         2,866,645
                                                       2007      2.183          2.465         3,059,518
                                                       2006      1.983          2.183         3,019,813
                                                       2005      1.716          1.983         3,083,672
                                                       2004      1.406          1.716         1,606,538
                                                       2003      1.000          1.406           117,973

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.436          1.665                --
                                                       2005      1.327          1.436         1,605,512
                                                       2004      1.203          1.327         1,107,519
                                                       2003      1.000          1.203           214,291

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.552          3.227                --
                                                       2007      2.817          3.552         1,164,679
                                                       2006      2.246          2.817         1,177,668
                                                       2005      1.800          2.246         1,082,179
                                                       2004      1.474          1.800           662,560
                                                       2003      1.000          1.474            21,549

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.758          1.867         1,936,899
                                                       2009      1.310          1.758         2,042,661
                                                       2008      2.244          1.310         2,369,655
                                                       2007      1.985          2.244         2,543,699
                                                       2006      1.669          1.985         2,903,825
                                                       2005      1.547          1.669         2,796,139
                                                       2004      1.333          1.547         1,576,308
                                                       2003      1.104          1.333           160,582

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.602          1.911                --
                                                       2005      1.503          1.602         2,824,330
                                                       2004      1.323          1.503         1,519,416
                                                       2003      1.000          1.323           131,611

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.051          1.073                --
                                                       2005      1.059          1.051           807,731
                                                       2004      0.990          1.059           182,003

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.219          1.257                --
                                                       2005      1.156          1.219           183,354
                                                       2004      1.090          1.156           172,027
                                                       2003      1.000          1.090            61,401

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.550          1.569                --
                                                       2009      1.260          1.550           157,600
                                                       2008      1.813          1.260           164,954
                                                       2007      1.521          1.813           179,838
                                                       2006      1.461          1.521           221,719
                                                       2005      1.328          1.461           225,844
                                                       2004      1.188          1.328           253,919
                                                       2003      1.000          1.188            63,985

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.576          1.919           544,186
                                                       2009      1.026          1.576           592,901
                                                       2008      1.869          1.026           596,411
                                                       2007      1.569          1.869           601,276
                                                       2006      1.486          1.569           233,502
                                                       2005      1.360          1.486           223,695
                                                       2004      1.381          1.360           193,118
                                                       2003      1.000          1.381            47,837

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.635          1.538                --
                                                       2007      1.527          1.635           170,072
                                                       2006      1.322          1.527           169,546
                                                       2005      1.279          1.322           184,033
                                                       2004      1.249          1.279           199,306
                                                       2003      1.000          1.249           107,536

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           958,501
                                                       2004      1.330          1.496           590,570
                                                       2003      1.000          1.330            79,753

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.201          1.470           543,132
                                                       2009      0.911          1.201           717,738
                                                       2008      1.562          0.911           810,739
                                                       2007      1.625          1.562         1,175,628

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.284          1.416           335,548
                                                       2009      1.074          1.284           398,461
                                                       2008      1.551          1.074           427,872
                                                       2007      1.503          1.551           467,471

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.272          1.453           711,759
                                                       2009      1.004          1.272           812,464
                                                       2008      1.617          1.004           902,809
                                                       2007      1.694          1.617           998,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.190          1.280           306,573
                                                       2009      0.854          1.190           325,132
                                                       2008      1.390          0.854           371,103
                                                       2007      1.393          1.390           449,572

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.296          1.389           124,583
                                                       2009      1.063          1.296           159,638
                                                       2008      1.686          1.063           180,595
                                                       2007      1.657          1.686           296,043
                                                       2006      1.431          1.657           305,865
                                                       2005      1.372          1.431           334,372
                                                       2004      1.269          1.372           301,312
                                                       2003      1.000          1.269            55,434

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.593          1.952           492,685
                                                       2009      1.139          1.593           580,193
                                                       2008      1.962          1.139           680,976
                                                       2007      1.822          1.962           972,287
                                                       2006      1.650          1.822         1,083,714
                                                       2005      1.606          1.650         1,091,263
                                                       2004      1.425          1.606           764,608
                                                       2003      1.000          1.425            92,033

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.943          0.917                --
                                                       2008      1.541          0.943         1,605,616
                                                       2007      1.500          1.541         2,056,807
                                                       2006      1.331          1.500         2,279,284
                                                       2005      1.304          1.331         2,386,302
                                                       2004      1.208          1.304         2,052,173
                                                       2003      1.000          1.208           309,180

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.075          1.180           126,347
                                                       2009      0.894          1.075           118,647
                                                       2008      1.220          0.894           160,007
                                                       2007      1.124          1.220            60,495
                                                       2006      1.065          1.124            61,603
                                                       2005      1.042          1.065            69,952
                                                       2004      0.945          1.042            11,831

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.889          0.951           363,075
                                                       2009      0.773          0.889           438,436
                                                       2008      1.002          0.773           502,575
                                                       2007      1.010          1.002           606,203
                                                       2006      0.990          1.010           841,411
                                                       2005      0.988          0.990           910,340
                                                       2004      0.997          0.988           675,999
                                                       2003      1.000          0.997           234,838

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.632          1.710                --
                                                       2006      1.411          1.632         1,037,127
                                                       2005      1.385          1.411         1,072,017
                                                       2004      1.306          1.385           837,152
                                                       2003      1.000          1.306           131,911

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.349          1.403                --
                                                       2006      1.322          1.349           524,198
                                                       2005      1.283          1.322           554,845
                                                       2004      1.303          1.283           498,159
                                                       2003      1.000          1.303           111,400

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.587          1.640                --
                                                       2006      1.459          1.587         1,326,883
                                                       2005      1.356          1.459         1,399,865
                                                       2004      1.269          1.356           877,342
                                                       2003      1.000          1.269            55,984

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.451          1.513                --
                                                       2006      1.319          1.451           492,473
                                                       2005      1.299          1.319           501,683
                                                       2004      1.224          1.299           472,835
                                                       2003      1.000          1.224           145,623

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.587          1.646                --
                                                       2006      1.381          1.587         3,589,692
                                                       2005      1.366          1.381         3,531,171
                                                       2004      1.239          1.366         1,425,542
                                                       2003      1.000          1.239           156,220

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774         2,283,458
                                                       2005      1.523          1.614         2,309,497
                                                       2004      1.254          1.523         1,163,033
                                                       2003      1.000          1.254           114,315

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.075          1.108                --
                                                       2005      1.057          1.075         1,804,168
                                                       2004      0.981          1.057           543,062

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.747          1.681                --
                                                       2007      1.682          1.747           636,284
                                                       2006      1.773          1.682           647,573

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.391          1.584         1,213,818
                                                       2009      0.964          1.391         1,134,600
                                                       2008      1.298          0.964         1,360,095
                                                       2007      1.290          1.298         1,529,085
                                                       2006      1.228          1.290           902,734

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.612          1.688                --
                                                       2006      1.527          1.612         1,455,583

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.204          1.327           775,742
                                                       2009      1.032          1.204           831,630
                                                       2008      1.680          1.032         1,177,251
                                                       2007      1.674          1.680         1,244,354

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.768          0.875         2,457,919
                                                       2009      0.581          0.768         2,734,713
                                                       2008      1.014          0.581         2,770,893
                                                       2007      1.216          1.014         3,082,707
                                                       2006      1.003          1.216         3,740,248

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.206          1.412           106,479
                                                       2009      0.954          1.206           104,100
                                                       2008      1.303          0.954           111,049
                                                       2007      1.344          1.303           135,135
                                                       2006      1.265          1.344            99,304

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.657          1.893           528,113
                                                       2009      1.088          1.657           564,812
                                                       2008      1.875          1.088           791,738
                                                       2007      1.931          1.875           898,221
                                                       2006      1.759          1.931           852,137

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.081          1.339            63,746
                                                       2009      0.823          1.081            84,027
                                                       2008      1.368          0.823            81,793
                                                       2007      1.254          1.368            56,259
                                                       2006      1.268          1.254            20,528

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.691          1.816           774,713
                                                       2009      1.205          1.691           684,204
                                                       2008      2.117          1.205           760,251
                                                       2007      1.658          2.117           686,480
                                                       2006      1.622          1.658           769,123

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.420          1.714           448,517
                                                       2009      1.057          1.420           489,974
                                                       2008      1.678          1.057           501,327

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.899          1.081         2,967,256
                                                       2009      0.671          0.899         2,853,449
                                                       2008      1.111          0.671         3,150,125
                                                       2007      1.258          1.111            39,850

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.889          0.878                --
                                                       2008      1.215          0.889         1,248,695
                                                       2007      1.167          1.215         1,430,548
                                                       2006      1.108          1.167         1,447,475

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.450          1.607           878,473
                                                       2009      1.080          1.450           908,592
                                                       2008      1.352          1.080         1,059,184
                                                       2007      1.292          1.352         1,032,931
                                                       2006      1.237          1.292         1,285,776

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.791          0.906         6,124,371
                                                       2009      0.682          0.791         6,409,257
                                                       2008      1.093          0.682         7,175,990
                                                       2007      1.074          1.093         8,122,047
                                                       2006      1.001          1.074         3,304,742

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.782          0.961         2,625,321
                                                       2009      0.631          0.782         3,187,300
                                                       2008      1.052          0.631         3,583,036
                                                       2007      1.068          1.052         3,588,846
                                                       2006      0.964          1.068             4,548

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.874          0.829                --
                                                       2008      1.556          0.874           253,977
                                                       2007      1.420          1.556           361,931
                                                       2006      1.442          1.420           396,527

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.441          2.955           858,693
                                                       2009      1.475          2.441           962,584
                                                       2008      3.231          1.475         1,080,107

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.649          1.798         2,295,120
                                                       2009      1.280          1.649         2,528,677
                                                       2008      2.268          1.280         3,009,570
                                                       2007      2.166          2.268           353,484

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.254          1.326         2,298,571
                                                       2009      1.082          1.254         2,049,303
                                                       2008      1.183          1.082         2,291,751
                                                       2007      1.121          1.183         2,044,905

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.328          1.406         5,467,350
                                                       2009      1.195          1.328         5,132,705

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.249          1.421           125,257
                                                       2009      1.029          1.249           152,179
                                                       2008      1.565          1.029           175,789
                                                       2007      1.522          1.565           190,834
                                                       2006      1.420          1.522           196,379

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.272                --
                                                       2006      1.100          1.154            36,564

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.360          1.494         1,881,342
                                                       2009      1.043          1.360         1,866,228
                                                       2008      1.194          1.043         1,740,511
                                                       2007      1.143          1.194         1,915,583
                                                       2006      1.107          1.143         2,260,023

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.828          0.973         3,525,183
                                                       2009      0.669          0.828         4,044,024
                                                       2008      0.974          0.669         5,169,643
                                                       2007      1.025          0.974         5,831,154
                                                       2006      1.003          1.025         3,672,398

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.253          1.409         1,456,739
                                                       2009      1.007          1.253         1,691,345

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.355          1.528           593,003
                                                       2009      0.927          1.355           639,579
                                                       2008      1.745          0.927           735,572
                                                       2007      1.480          1.745           823,668
                                                       2006      1.522          1.480           901,647

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.100          1.167         1,354,018
                                                       2009      1.026          1.100         1,502,400
                                                       2008      1.085          1.026         1,400,323
                                                       2007      1.043          1.085         1,694,437
                                                       2006      1.007          1.043           856,478

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.031          1.107         1,034,867
                                                       2009      0.892          1.031         1,023,437

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.010          1.184           813,279
                                                       2009      0.804          1.010           848,124

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.032          1.011         7,562,774
                                                       2009      1.050          1.032         6,572,679
                                                       2008      1.042          1.050         9,643,105
                                                       2007      1.013          1.042         7,014,620
                                                       2006      0.994          1.013         3,634,823

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.111          1.219           428,327
                                                       2009      0.860          1.111           358,814
                                                       2008      1.397          0.860           322,061

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.752          0.783                --
                                                       2008      1.391          0.752           624,771
                                                       2007      1.367          1.391           680,650
                                                       2006      1.353          1.367           798,415

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.054          1.181         1,297,641
                                                       2009      0.884          1.054         1,359,262
                                                       2008      1.480          0.884         1,463,110
                                                       2007      1.453          1.480         1,751,750
                                                       2006      1.421          1.453         1,848,662

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.802          0.909           418,229
                                                       2009      0.623          0.802           456,485
                                                       2008      1.068          0.623           275,521
                                                       2007      1.057          1.068           272,491
                                                       2006      1.002          1.057           171,061

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.063          1.145         1,805,121
                                                       2009      0.900          1.063         1,583,269
                                                       2008      1.074          0.900           331,472
                                                       2007      1.039          1.074           102,739
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.998          1.090           829,779
                                                       2009      0.824          0.998           860,291
                                                       2008      1.073          0.824           830,766
                                                       2007      1.046          1.073           480,220
                                                       2006      1.002          1.046           343,609

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.930          1.030         1,239,983
                                                       2009      0.750          0.930         1,524,583
                                                       2008      1.074          0.750         1,261,047
                                                       2007      1.051          1.074           908,903
                                                       2006      1.002          1.051           319,669

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.862          0.968           218,108
                                                       2009      0.682          0.862           226,553
                                                       2008      1.074          0.682            58,931
                                                       2007      1.056          1.074           208,019
                                                       2006      1.002          1.056           199,806

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.882          0.989         3,124,317
                                                       2009      0.719          0.882         3,478,120

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.219          1.312         4,556,794
                                                       2009      1.052          1.219         4,789,724
                                                       2008      1.383          1.052         5,312,043
                                                       2007      1.356          1.383         5,889,838
                                                       2006      1.273          1.356         6,557,953

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.130          1.233           953,277
                                                       2009      0.955          1.130           931,318
                                                       2008      1.446          0.955         1,066,337
                                                       2007      1.372          1.446         1,281,576
                                                       2006      1.246          1.372         1,198,544

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.869          0.986         5,732,407
                                                       2009      0.634          0.869         6,219,643
                                                       2008      1.090          0.634         7,061,297
                                                       2007      1.047          1.090         7,520,103
                                                       2006      0.996          1.047         8,152,506

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.906          1.035         1,387,967
                                                       2009      0.647          0.906         1,445,643
                                                       2008      1.138          0.647         1,573,780
                                                       2007      1.065          1.138           533,717
                                                       2006      0.998          1.065           509,295

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.056          1.393         2,374,998
                                                       2009      0.778          1.056         2,841,948
                                                       2008      1.188          0.778         2,729,993

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177                --
                                                       2006      1.073          1.136           780,163

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.082          1.123           633,229
                                                       2009      1.058          1.082           537,435
                                                       2008      1.082          1.058           545,933
                                                       2007      1.058          1.082           726,358
                                                       2006      1.025          1.058           592,121

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         3,543,795
                                                       2004      0.991          0.980         2,643,226
                                                       2003      1.000          0.991           385,422

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.086          1.146                --
                                                       2005      1.049          1.086           639,076
                                                       2004      0.991          1.049            98,843

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.096          1.116                --
                                                       2006      1.112          1.096         1,916,081
                                                       2005      1.112          1.112         1,872,545
                                                       2004      1.043          1.112         1,097,395
                                                       2003      1.000          1.043           114,720

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.156          1.192                --
                                                       2008      1.126          1.156         5,225,270
                                                       2007      1.057          1.126         5,652,971
                                                       2006      1.040          1.057         6,200,665
                                                       2005      1.037          1.040         6,118,643
                                                       2004      1.009          1.037         2,965,417
                                                       2003      1.000          1.009           569,789

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.015          2.178                --
                                                       2006      1.611          2.015           139,707
                                                       2005      1.466          1.611           139,933
                                                       2004      1.289          1.466            84,431
                                                       2003      1.000          1.289            31,346

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.120          2.260                --
                                                       2006      1.846          2.120         1,399,522
                                                       2005      1.761          1.846         1,386,078
                                                       2004      1.425          1.761           694,951
                                                       2003      1.000          1.425           108,237

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.356          1.442                --
                                                       2005      1.274          1.356           396,876
                                                       2004      1.221          1.274           287,910
                                                       2003      1.000          1.221            77,447

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.163          1.237                --
                                                       2005      1.183          1.163         1,328,636
                                                       2004      1.137          1.183           932,494
                                                       2003      1.000          1.137           302,090

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.626          1.773                --
                                                       2005      1.477          1.626           623,163
                                                       2004      1.295          1.477           388,638
                                                       2003      1.000          1.295            60,421

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.354          1.421                --
                                                       2005      1.324          1.354         1,928,237
                                                       2004      1.230          1.324           923,266
                                                       2003      1.000          1.230           197,581

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.199          1.228                --
                                                       2005      1.194          1.199           941,389
                                                       2004      1.105          1.194           718,180
                                                       2003      1.000          1.105            66,612

  Travelers Federated Stock Subaccount (6/03)........  2006      1.392          1.439                --
                                                       2005      1.350          1.392           132,563
                                                       2004      1.247          1.350           151,090
                                                       2003      1.000          1.247            62,816

  Travelers Large Cap Subaccount (6/03)..............  2006      1.315          1.353                --
                                                       2005      1.235          1.315           749,735
                                                       2004      1.184          1.235           396,440
                                                       2003      1.000          1.184            83,869

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.164                --
                                                       2005      1.000          1.097           142,057

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      1.000          1.064           279,777

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.000          1.074           178,532

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.062                --
                                                       2005      1.000          1.043           330,800

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.441          1.527                --
                                                       2005      1.313          1.441         1,501,989
                                                       2004      1.157          1.313           815,483
                                                       2003      1.000          1.157            13,986

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.440          1.522                --
                                                       2005      1.427          1.440           937,530
                                                       2004      1.277          1.427           530,700
                                                       2003      1.000          1.277           122,339

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.235          1.273                --
                                                       2005      1.225          1.235         6,276,279
                                                       2004      1.122          1.225         3,975,238
                                                       2003      1.000          1.122           617,665

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.246                --
                                                       2005      1.107          1.155         1,113,129
                                                       2004      0.961          1.107           405,745

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.533          1.759                --
                                                       2005      1.430          1.533           733,727
                                                       2004      1.262          1.430           364,931
                                                       2003      1.000          1.262             4,015

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.341          1.420                --
                                                       2005      1.292          1.341           184,763
                                                       2004      1.187          1.292            84,086
                                                       2003      1.000          1.187            23,910

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.100                --
                                                       2005      1.000          1.047            17,119

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.107                --
                                                       2005      1.082          1.098         2,110,523
                                                       2004      0.970          1.082           531,486

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.018          1.007                --
                                                       2005      1.023          1.018         1,839,772
                                                       2004      1.012          1.023         1,146,092
                                                       2003      1.000          1.012           322,078

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.320          1.375                --
                                                       2005      1.321          1.320           163,666
                                                       2004      1.224          1.321           161,756
                                                       2003      1.000          1.224            29,152

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.268                --
                                                       2005      1.000          1.103             3,875

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265                --
                                                       2005      1.000          1.105                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.043          1.066           645,959
                                                       2004      0.979          1.043           201,875

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.006          0.974                --
                                                       2008      1.601          1.006         1,946,020
                                                       2007      1.674          1.601         2,089,455
                                                       2006      1.473          1.674         2,408,690
                                                       2005      1.445          1.473         2,551,418
                                                       2004      1.256          1.445         1,530,528
                                                       2003      1.000          1.256           247,290

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.815          0.834                --
                                                       2008      1.463          0.815            10,812
                                                       2007      1.329          1.463            16,196
                                                       2006      1.271          1.329            30,556
                                                       2005      1.203          1.271            30,565
                                                       2004      1.183          1.203            31,217
                                                       2003      1.000          1.183            25,844




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.361          1.324               --
                                                       2005      1.211          1.361               --
                                                       2004      1.142          1.211               --
                                                       2003      1.000          1.142               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.814          1.984           53,938
                                                       2009      1.302          1.814           54,218
                                                       2008      2.160          1.302           71,213
                                                       2007      1.922          2.160          105,741
                                                       2006      1.630          1.922           80,516
                                                       2005      1.460          1.630           67,290
                                                       2004      1.315          1.460           65,170
                                                       2003      1.000          1.315               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.394          1.619          246,417
                                                       2009      1.021          1.394          248,258
                                                       2008      1.863          1.021          294,324
                                                       2007      1.694          1.863          304,898
                                                       2006      1.570          1.694          335,800
                                                       2005      1.381          1.570          460,207
                                                       2004      1.254          1.381          341,625
                                                       2003      1.000          1.254           73,712

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.268          1.383          209,725
                                                       2009      0.987          1.268          210,752
                                                       2008      1.623          0.987          217,900
                                                       2007      1.579          1.623          231,541
                                                       2006      1.401          1.579          322,910
                                                       2005      1.352          1.401          346,186
                                                       2004      1.252          1.352          250,388
                                                       2003      1.000          1.252               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.640          1.620               --
                                                       2005      1.417          1.640           61,779
                                                       2004      1.212          1.417            1,512
                                                       2003      1.000          1.212               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.698          2.205               --
                                                       2005      1.619          1.698          179,489
                                                       2004      1.259          1.619           73,707
                                                       2003      1.000          1.259               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.465          1.399               --
                                                       2007      1.397          1.465           16,711
                                                       2006      1.225          1.397           16,732
                                                       2005      1.199          1.225           16,755
                                                       2004      1.167          1.199           16,134
                                                       2003      1.000          1.167            6,273

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.276          1.203               --
                                                       2007      1.466          1.276           18,165
                                                       2006      1.444          1.466           18,181
                                                       2005      1.394          1.444           68,387
                                                       2004      1.279          1.394           31,099
                                                       2003      1.000          1.279           10,990

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.299          1.411               --
                                                       2005      1.205          1.299           66,640
                                                       2004      1.078          1.205               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.297          1.443               --
                                                       2005      1.203          1.297           15,868
                                                       2004      1.071          1.203            1,648
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.479          1.693            4,408
                                                       2009      1.116          1.479            4,580
                                                       2008      1.990          1.116           42,503
                                                       2007      1.733          1.990          109,129
                                                       2006      1.589          1.733           71,365
                                                       2005      1.392          1.589          143,776
                                                       2004      1.235          1.392           82,985
                                                       2003      1.000          1.235           65,788

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.227          1.417               --
                                                       2009      0.923          1.227               --
                                                       2008      1.608          0.923               --
                                                       2007      1.540          1.608               --
                                                       2006      1.382          1.540               --
                                                       2005      1.170          1.382               --
                                                       2004      1.181          1.170               --
                                                       2003      1.000          1.181               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.988          2.502           29,033
                                                       2009      1.454          1.988           58,125
                                                       2008      2.459          1.454           62,345
                                                       2007      2.179          2.459          119,781
                                                       2006      1.981          2.179          123,512
                                                       2005      1.715          1.981          119,742
                                                       2004      1.405          1.715           69,952
                                                       2003      1.000          1.405            5,056

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.434          1.662               --
                                                       2005      1.325          1.434           44,188
                                                       2004      1.202          1.325           41,807
                                                       2003      1.000          1.202           33,779

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.544          3.218               --
                                                       2007      2.812          3.544           28,197
                                                       2006      2.243          2.812           12,016
                                                       2005      1.798          2.243               --
                                                       2004      1.473          1.798               --
                                                       2003      1.000          1.473               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.752          1.859           67,513
                                                       2009      1.306          1.752           68,376
                                                       2008      2.239          1.306          116,112
                                                       2007      1.982          2.239          117,549
                                                       2006      1.667          1.982          184,551
                                                       2005      1.546          1.667          110,261
                                                       2004      1.333          1.546           67,868
                                                       2003      1.104          1.333            3,495

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.600          1.907               --
                                                       2005      1.501          1.600           57,664
                                                       2004      1.322          1.501           24,780
                                                       2003      1.000          1.322            5,260

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.050          1.071               --
                                                       2005      1.059          1.050          136,340
                                                       2004      0.989          1.059            4,280

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.217          1.255               --
                                                       2005      1.155          1.217            6,457
                                                       2004      1.090          1.155            6,465
                                                       2003      1.000          1.090            6,474

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.545          1.564               --
                                                       2009      1.256          1.545               --
                                                       2008      1.809          1.256               --
                                                       2007      1.519          1.809               --
                                                       2006      1.459          1.519               --
                                                       2005      1.327          1.459               --
                                                       2004      1.187          1.327               --
                                                       2003      1.000          1.187               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.570          1.912               --
                                                       2009      1.023          1.570               --
                                                       2008      1.865          1.023              706
                                                       2007      1.566          1.865           63,021
                                                       2006      1.484          1.566               --
                                                       2005      1.359          1.484               --
                                                       2004      1.381          1.359               --
                                                       2003      1.000          1.381               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.631          1.534               --
                                                       2007      1.524          1.631               --
                                                       2006      1.320          1.524               --
                                                       2005      1.277          1.320               --
                                                       2004      1.249          1.277               --
                                                       2003      1.000          1.249               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.521          1.699               --
                                                       2005      1.494          1.521           53,278
                                                       2004      1.329          1.494           45,418
                                                       2003      1.000          1.329               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.197          1.464              362
                                                       2009      0.909          1.197              365
                                                       2008      1.558          0.909              368
                                                       2007      1.622          1.558              370

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.279          1.410               --
                                                       2009      1.070          1.279               --
                                                       2008      1.547          1.070            8,246
                                                       2007      1.500          1.547               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.268          1.447           17,959
                                                       2009      1.002          1.268           17,971
                                                       2008      1.614          1.002           36,864
                                                       2007      1.691          1.614           25,033

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.186          1.275            3,643
                                                       2009      0.851          1.186            3,646
                                                       2008      1.387          0.851            8,524
                                                       2007      1.390          1.387            7,050

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.291          1.384           12,957
                                                       2009      1.060          1.291           12,968
                                                       2008      1.682          1.060           12,981
                                                       2007      1.654          1.682           12,991
                                                       2006      1.429          1.654           13,000
                                                       2005      1.371          1.429           13,010
                                                       2004      1.269          1.371           13,020
                                                       2003      1.000          1.269               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.587          1.945               --
                                                       2009      1.136          1.587               --
                                                       2008      1.958          1.136               --
                                                       2007      1.818          1.958               --
                                                       2006      1.647          1.818               --
                                                       2005      1.605          1.647               --
                                                       2004      1.424          1.605               --
                                                       2003      1.000          1.424               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.940          0.914               --
                                                       2008      1.537          0.940           66,052
                                                       2007      1.497          1.537           66,578
                                                       2006      1.329          1.497           66,610
                                                       2005      1.302          1.329           59,105
                                                       2004      1.207          1.302           50,491
                                                       2003      1.000          1.207               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.072          1.177               --
                                                       2009      0.892          1.072               --
                                                       2008      1.218          0.892               --
                                                       2007      1.122          1.218               --
                                                       2006      1.065          1.122               --
                                                       2005      1.042          1.065               --
                                                       2004      0.945          1.042               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.886          0.947               --
                                                       2009      0.771          0.886               --
                                                       2008      1.000          0.771               --
                                                       2007      1.008          1.000               --
                                                       2006      0.989          1.008               --
                                                       2005      0.987          0.989               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.629          1.706               --
                                                       2006      1.409          1.629            7,041
                                                       2005      1.384          1.409            7,041
                                                       2004      1.305          1.384               --
                                                       2003      1.000          1.305               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.347          1.400               --
                                                       2006      1.320          1.347            7,123
                                                       2005      1.282          1.320            6,941
                                                       2004      1.303          1.282            7,172
                                                       2003      1.000          1.303            3,290

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.583          1.636               --
                                                       2006      1.457          1.583           41,638
                                                       2005      1.354          1.457           42,158
                                                       2004      1.268          1.354              378
                                                       2003      1.000          1.268               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.448          1.510               --
                                                       2006      1.317          1.448               --
                                                       2005      1.298          1.317               --
                                                       2004      1.224          1.298               --
                                                       2003      1.000          1.224               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.583          1.643               --
                                                       2006      1.380          1.583          108,690
                                                       2005      1.365          1.380          137,175
                                                       2004      1.238          1.365           65,061
                                                       2003      1.000          1.238               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.770          1.948               --
                                                       2006      1.612          1.770          100,934
                                                       2005      1.521          1.612          109,351
                                                       2004      1.253          1.521           73,136
                                                       2003      1.000          1.253               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.074          1.106               --
                                                       2005      1.057          1.074               --
                                                       2004      0.981          1.057               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.743          1.677               --
                                                       2007      1.679          1.743              827
                                                       2006      1.770          1.679              786

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.387          1.577           65,769
                                                       2009      0.961          1.387           66,580
                                                       2008      1.295          0.961          125,574
                                                       2007      1.287          1.295          129,869
                                                       2006      1.226          1.287          173,995

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.609          1.684               --
                                                       2006      1.525          1.609           14,624

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.200          1.322           13,587
                                                       2009      1.029          1.200           13,320
                                                       2008      1.676          1.029           12,353
                                                       2007      1.670          1.676           11,823

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.767          0.873           45,744
                                                       2009      0.580          0.767           76,228
                                                       2008      1.014          0.580           81,411
                                                       2007      1.216          1.014           87,240
                                                       2006      1.003          1.216          137,758



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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.203          1.408               --
                                                       2009      0.952          1.203               --
                                                       2008      1.301          0.952               --
                                                       2007      1.343          1.301               --
                                                       2006      1.264          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.651          1.885              873
                                                       2009      1.085          1.651              876
                                                       2008      1.871          1.085           14,505
                                                       2007      1.928          1.871           17,893
                                                       2006      1.756          1.928           45,238

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.078          1.335               --
                                                       2009      0.821          1.078               --
                                                       2008      1.366          0.821               --
                                                       2007      1.253          1.366               --
                                                       2006      1.267          1.253               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.685          1.809           29,372
                                                       2009      1.202          1.685           66,965
                                                       2008      2.112          1.202           60,602
                                                       2007      1.654          2.112           66,808
                                                       2006      1.620          1.654           63,907

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.415          1.707              763
                                                       2009      1.054          1.415              796
                                                       2008      1.673          1.054              830

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.897          1.078           95,612
                                                       2009      0.670          0.897          102,789
                                                       2008      1.109          0.670          110,720
                                                       2007      1.257          1.109            3,095

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.887          0.876               --
                                                       2008      1.213          0.887               --
                                                       2007      1.165          1.213               --
                                                       2006      1.106          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.445          1.601           20,874
                                                       2009      1.077          1.445           21,285
                                                       2008      1.349          1.077           19,052
                                                       2007      1.290          1.349           20,498
                                                       2006      1.235          1.290           17,963

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.790          0.904           45,600
                                                       2009      0.681          0.790           72,747
                                                       2008      1.093          0.681           72,174
                                                       2007      1.074          1.093           72,094
                                                       2006      1.001          1.074            7,088

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.780          0.959          104,566
                                                       2009      0.630          0.780          106,956
                                                       2008      1.051          0.630          105,536
                                                       2007      1.068          1.051          102,462
                                                       2006      0.964          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.871          0.827               --
                                                       2008      1.552          0.871           18,544
                                                       2007      1.417          1.552           18,558
                                                       2006      1.440          1.417           18,564

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.432          2.944               --
                                                       2009      1.471          2.432               --
                                                       2008      3.223          1.471               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.643          1.791           23,282
                                                       2009      1.276          1.643           27,209
                                                       2008      2.262          1.276           29,520
                                                       2007      2.162          2.262           25,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.250          1.321           89,670
                                                       2009      1.079          1.250           90,811
                                                       2008      1.180          1.079           99,731
                                                       2007      1.119          1.180          117,393

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.323          1.401          156,400
                                                       2009      1.192          1.323          160,310

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.244          1.415               --
                                                       2009      1.026          1.244               --
                                                       2008      1.561          1.026            8,241
                                                       2007      1.519          1.561               --
                                                       2006      1.418          1.519               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.271               --
                                                       2006      1.100          1.153               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.356          1.489               --
                                                       2009      1.041          1.356               --
                                                       2008      1.191          1.041           69,527
                                                       2007      1.142          1.191           69,013
                                                       2006      1.106          1.142           69,017

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.827          0.970          112,855
                                                       2009      0.668          0.827          113,441
                                                       2008      0.973          0.668          139,491
                                                       2007      1.025          0.973          139,672
                                                       2006      1.003          1.025          125,035

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.249          1.404           64,897
                                                       2009      1.004          1.249           98,588

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.350          1.522            2,531
                                                       2009      0.925          1.350            2,549
                                                       2008      1.741          0.925            2,568
                                                       2007      1.478          1.741            2,584
                                                       2006      1.519          1.478            2,599

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.097          1.163            9,758
                                                       2009      1.023          1.097           10,664
                                                       2008      1.083          1.023           20,128
                                                       2007      1.041          1.083           22,971
                                                       2006      1.006          1.041           11,864

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.028          1.103               --
                                                       2009      0.889          1.028               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.006          1.180           31,618
                                                       2009      0.802          1.006           32,049

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.029          1.007          818,186
                                                       2009      1.047          1.029          817,087
                                                       2008      1.040          1.047           36,968
                                                       2007      1.011          1.040          149,267
                                                       2006      0.993          1.011          142,957

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.107          1.214           12,151
                                                       2009      0.857          1.107           12,391
                                                       2008      1.394          0.857           16,688

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.749          0.781               --
                                                       2008      1.388          0.749            9,381
                                                       2007      1.364          1.388            9,392
                                                       2006      1.351          1.364            9,402

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.050          1.176              950
                                                       2009      0.882          1.050              954
                                                       2008      1.477          0.882           35,230
                                                       2007      1.450          1.477           43,749
                                                       2006      1.419          1.450           43,754

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.801          0.907               --
                                                       2009      0.622          0.801               --
                                                       2008      1.068          0.622               --
                                                       2007      1.056          1.068               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.061          1.143               --
                                                       2009      0.899          1.061               --
                                                       2008      1.073          0.899               --
                                                       2007      1.039          1.073               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.996          1.087               --
                                                       2009      0.823          0.996               --
                                                       2008      1.072          0.823               --
                                                       2007      1.045          1.072               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.928          1.028               --
                                                       2009      0.749          0.928               --
                                                       2008      1.073          0.749               --
                                                       2007      1.051          1.073               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.861          0.966               --
                                                       2009      0.681          0.861               --
                                                       2008      1.073          0.681               --
                                                       2007      1.055          1.073               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.880          0.986           56,735
                                                       2009      0.718          0.880           73,571

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.215          1.307           34,319
                                                       2009      1.049          1.215           34,027
                                                       2008      1.379          1.049           39,367
                                                       2007      1.353          1.379           40,071
                                                       2006      1.271          1.353           39,980

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.127          1.229           66,294
                                                       2009      0.953          1.127           62,233
                                                       2008      1.443          0.953           66,855
                                                       2007      1.370          1.443           67,056
                                                       2006      1.244          1.370          106,767

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.867          0.984           95,488
                                                       2009      0.634          0.867          156,961
                                                       2008      1.089          0.634          169,256
                                                       2007      1.047          1.089          169,046
                                                       2006      0.996          1.047          169,798

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.904          1.033            7,536
                                                       2009      0.646          0.904           16,172
                                                       2008      1.137          0.646           14,189
                                                       2007      1.065          1.137               --
                                                       2006      0.998          1.065               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.053          1.388           25,650
                                                       2009      0.776          1.053           25,769
                                                       2008      1.185          0.776           25,873

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175               --
                                                       2006      1.071          1.134            4,259

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.079          1.119           29,746
                                                       2009      1.055          1.079           30,907
                                                       2008      1.080          1.055           36,576
                                                       2007      1.056          1.080           32,850
                                                       2006      1.024          1.056           32,850

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986          248,822
                                                       2004      0.990          0.979          228,855
                                                       2003      1.000          0.990               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.145               --
                                                       2005      1.049          1.085               --
                                                       2004      0.991          1.049               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.094          1.114               --
                                                       2006      1.110          1.094          109,562
                                                       2005      1.111          1.110          247,896
                                                       2004      1.042          1.111          179,040
                                                       2003      1.000          1.042          156,113

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.152          1.188               --
                                                       2008      1.123          1.152          243,442
                                                       2007      1.055          1.123          252,025
                                                       2006      1.039          1.055          254,812
                                                       2005      1.036          1.039          174,033
                                                       2004      1.009          1.036          135,135
                                                       2003      1.000          1.009               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.011          2.174               --
                                                       2006      1.609          2.011               --
                                                       2005      1.465          1.609               --
                                                       2004      1.288          1.465               --
                                                       2003      1.000          1.288               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.116          2.255               --
                                                       2006      1.843          2.116           80,633
                                                       2005      1.759          1.843           84,475
                                                       2004      1.424          1.759           90,101
                                                       2003      1.000          1.424               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.354          1.440               --
                                                       2005      1.273          1.354           18,579
                                                       2004      1.221          1.273           18,594
                                                       2003      1.000          1.221               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.161          1.235               --
                                                       2005      1.182          1.161           17,971
                                                       2004      1.136          1.182           17,979
                                                       2003      1.000          1.136               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.623          1.770               --
                                                       2005      1.475          1.623              800
                                                       2004      1.294          1.475               --
                                                       2003      1.000          1.294               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.353          1.419               --
                                                       2005      1.323          1.353           42,718
                                                       2004      1.230          1.323           41,759
                                                       2003      1.000          1.230           33,915

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.198          1.226               --
                                                       2005      1.193          1.198          141,714
                                                       2004      1.104          1.193           90,338
                                                       2003      1.000          1.104               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.390          1.437               --
                                                       2005      1.348          1.390               --
                                                       2004      1.246          1.348               --
                                                       2003      1.000          1.246               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.313          1.351               --
                                                       2005      1.234          1.313            1,048
                                                       2004      1.184          1.234               --
                                                       2003      1.000          1.184               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.164               --
                                                       2005      1.000          1.096               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.118               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.062               --
                                                       2005      1.000          1.043               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.439          1.525               --
                                                       2005      1.312          1.439           67,553
                                                       2004      1.157          1.312           18,211
                                                       2003      1.000          1.157               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.438          1.519               --
                                                       2005      1.426          1.438            2,616
                                                       2004      1.277          1.426               --
                                                       2003      1.000          1.277               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.233          1.271               --
                                                       2005      1.224          1.233          120,551
                                                       2004      1.122          1.224          106,714
                                                       2003      1.000          1.122           80,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.244               --
                                                       2005      1.107          1.154          111,542
                                                       2004      0.961          1.107               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.531          1.756               --
                                                       2005      1.429          1.531           31,852
                                                       2004      1.261          1.429               --
                                                       2003      1.000          1.261               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.339          1.418               --
                                                       2005      1.291          1.339               --
                                                       2004      1.187          1.291               --
                                                       2003      1.000          1.187               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.100               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.106               --
                                                       2005      1.081          1.097               --
                                                       2004      0.970          1.081               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.017          1.006               --
                                                       2005      1.022          1.017           83,884
                                                       2004      1.011          1.022          115,684
                                                       2003      1.000          1.011           10,533

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.318          1.373               --
                                                       2005      1.320          1.318            8,228
                                                       2004      1.224          1.320            8,236
                                                       2003      1.000          1.224            8,236

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.267               --
                                                       2005      1.000          1.103               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264               --
                                                       2005      1.000          1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.043          1.065          165,026
                                                       2004      0.979          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      1.003          0.971               --
                                                       2008      1.597          1.003          127,630
                                                       2007      1.671          1.597          126,489
                                                       2006      1.471          1.671          157,891
                                                       2005      1.443          1.471          214,607
                                                       2004      1.256          1.443           81,080
                                                       2003      1.000          1.256           66,375

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.813          0.832               --
                                                       2008      1.459          0.813               --
                                                       2007      1.326          1.459               --
                                                       2006      1.269          1.326               --
                                                       2005      1.202          1.269               --
                                                       2004      1.183          1.202               --
                                                       2003      1.000          1.183               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.313          1.276                --
                                                       2005      1.168          1.313             2,338
                                                       2004      1.102          1.168                --
                                                       2003      1.000          1.102                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.659          1.814           924,544
                                                       2009      1.192          1.659         1,044,018
                                                       2008      1.978          1.192         1,141,028
                                                       2007      1.761          1.978         1,150,538
                                                       2006      1.494          1.761         1,356,016
                                                       2005      1.339          1.494         1,020,543
                                                       2004      1.206          1.339            37,254
                                                       2003      1.000          1.206                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.276          1.482         3,446,041
                                                       2009      0.936          1.276         3,909,891
                                                       2008      1.708          0.936         4,043,683
                                                       2007      1.554          1.708         3,978,956
                                                       2006      1.441          1.554         4,265,814
                                                       2005      1.268          1.441         3,617,683
                                                       2004      1.152          1.268           150,607
                                                       2003      1.000          1.152                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.161          1.266         3,467,359
                                                       2009      0.905          1.161         3,592,504
                                                       2008      1.488          0.905         3,719,738
                                                       2007      1.448          1.488         3,973,463
                                                       2006      1.285          1.448         4,274,112
                                                       2005      1.241          1.285         3,793,793
                                                       2004      1.149          1.241           165,767
                                                       2003      1.000          1.149                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.534          1.514                --
                                                       2005      1.326          1.534           818,380
                                                       2004      1.134          1.326            65,584
                                                       2003      1.000          1.134                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.634          2.121                --
                                                       2005      1.559          1.634           503,067
                                                       2004      1.213          1.559           104,263
                                                       2003      1.000          1.213                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.364          1.303                --
                                                       2007      1.302          1.364           314,653
                                                       2006      1.142          1.302           326,344
                                                       2005      1.119          1.142           240,724
                                                       2004      1.089          1.119            11,846
                                                       2003      1.000          1.089                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.181          1.113                --
                                                       2007      1.358          1.181           716,957
                                                       2006      1.337          1.358           707,287
                                                       2005      1.292          1.337           616,359
                                                       2004      1.186          1.292            50,940
                                                       2003      1.000          1.186                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.298          1.409                --
                                                       2005      1.204          1.298         1,885,381
                                                       2004      1.082          1.204            13,789

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.295          1.441                --
                                                       2005      1.202          1.295           492,360
                                                       2004      1.123          1.202            33,250

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.387          1.587         1,284,388
                                                       2009      1.047          1.387         1,399,567
                                                       2008      1.867          1.047         1,583,569
                                                       2007      1.628          1.867         1,646,796
                                                       2006      1.493          1.628         1,766,849
                                                       2005      1.308          1.493         1,255,003
                                                       2004      1.161          1.308            18,589
                                                       2003      1.000          1.161                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.134          1.309             4,158
                                                       2009      0.854          1.134             4,438
                                                       2008      1.488          0.854             4,433
                                                       2007      1.426          1.488             4,011
                                                       2006      1.280          1.426             4,125
                                                       2005      1.085          1.280             4,126
                                                       2004      1.095          1.085                --
                                                       2003      1.017          1.095                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.788          2.248           797,891
                                                       2009      1.308          1.788           950,303
                                                       2008      2.213          1.308           980,802
                                                       2007      1.962          2.213           963,717
                                                       2006      1.784          1.962         1,093,420
                                                       2005      1.545          1.784           977,292
                                                       2004      1.267          1.545            77,689
                                                       2003      1.000          1.267                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.339          1.551                --
                                                       2005      1.238          1.339           505,524
                                                       2004      1.124          1.238             3,525
                                                       2003      1.000          1.124                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.187          2.894                --
                                                       2007      2.530          3.187           506,025
                                                       2006      2.019          2.530           655,796
                                                       2005      1.620          2.019           614,776
                                                       2004      1.328          1.620             6,918
                                                       2003      1.000          1.328                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.593          1.689         1,045,008
                                                       2009      1.188          1.593         1,143,831
                                                       2008      2.037          1.188         1,222,137
                                                       2007      1.804          2.037         1,379,337
                                                       2006      1.518          1.804         1,194,699
                                                       2005      1.409          1.518           976,249
                                                       2004      1.215          1.409            35,367
                                                       2003      1.000          1.215                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.432          1.706                --
                                                       2005      1.344          1.432         1,842,779
                                                       2004      1.184          1.344            84,054
                                                       2003      1.000          1.184                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.049          1.070                --
                                                       2005      1.058          1.049           554,017
                                                       2004      0.989          1.058            87,615

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.173          1.209                --
                                                       2005      1.114          1.173                --
                                                       2004      1.051          1.114                --
                                                       2003      1.000          1.051                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.442          1.459                --
                                                       2009      1.173          1.442                --
                                                       2008      1.690          1.173                --
                                                       2007      1.419          1.690                --
                                                       2006      1.364          1.419                --
                                                       2005      1.242          1.364                --
                                                       2004      1.111          1.242                --
                                                       2003      1.000          1.111                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.403          1.708            84,656
                                                       2009      0.914          1.403           110,409
                                                       2008      1.668          0.914           136,456
                                                       2007      1.402          1.668           127,557
                                                       2006      1.329          1.402           105,391
                                                       2005      1.217          1.329            94,478
                                                       2004      1.238          1.217             1,759
                                                       2003      1.000          1.238                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.493          1.403                --
                                                       2007      1.395          1.493                --
                                                       2006      1.209          1.395                --
                                                       2005      1.171          1.209                --
                                                       2004      1.145          1.171                --
                                                       2003      1.000          1.145                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.404          1.568                --
                                                       2005      1.380          1.404           303,471
                                                       2004      1.228          1.380             1,848
                                                       2003      1.000          1.228                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.086          1.328           459,942
                                                       2009      0.825          1.086           493,226
                                                       2008      1.415          0.825           503,618
                                                       2007      1.473          1.415           595,221

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.175          1.294            63,454
                                                       2009      0.983          1.175            63,235
                                                       2008      1.422          0.983            73,109
                                                       2007      1.379          1.422            71,124

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.145          1.306           243,750
                                                       2009      0.905          1.145           240,105
                                                       2008      1.459          0.905           244,917
                                                       2007      1.529          1.459           261,378

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.072          1.152           206,203
                                                       2009      0.770          1.072           207,644
                                                       2008      1.255          0.770           212,178
                                                       2007      1.259          1.255           219,027

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.154          1.236           141,934
                                                       2009      0.948          1.154           145,454
                                                       2008      1.505          0.948           146,376
                                                       2007      1.481          1.505           148,189
                                                       2006      1.280          1.481           151,038
                                                       2005      1.228          1.280           132,437
                                                       2004      1.137          1.228            45,303
                                                       2003      1.000          1.137                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.417          1.735           204,100
                                                       2009      1.014          1.417           229,767
                                                       2008      1.749          1.014           252,875
                                                       2007      1.626          1.749           261,933
                                                       2006      1.474          1.626           279,667
                                                       2005      1.436          1.474           264,336
                                                       2004      1.275          1.436            47,850
                                                       2003      1.000          1.275                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.874          0.849                --
                                                       2008      1.429          0.874           838,597
                                                       2007      1.393          1.429           848,805
                                                       2006      1.237          1.393           874,703
                                                       2005      1.213          1.237           702,497
                                                       2004      1.124          1.213            48,594
                                                       2003      1.000          1.124                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.069          1.173            93,681
                                                       2009      0.889          1.069            93,119
                                                       2008      1.216          0.889            90,377
                                                       2007      1.121          1.216            90,634
                                                       2006      1.064          1.121            91,880
                                                       2005      1.042          1.064            78,032
                                                       2004      0.945          1.042                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.884          0.944           581,580
                                                       2009      0.769          0.884           480,109
                                                       2008      0.998          0.769           467,154
                                                       2007      1.006          0.998           513,791
                                                       2006      0.988          1.006           494,797
                                                       2005      0.987          0.988           513,247
                                                       2004      0.997          0.987            62,405
                                                       2003      0.998          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.473          1.543                --
                                                       2006      1.275          1.473           202,778
                                                       2005      1.253          1.275           197,652
                                                       2004      1.182          1.253            88,206
                                                       2003      1.000          1.182                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.219          1.267                --
                                                       2006      1.196          1.219           249,371
                                                       2005      1.161          1.196           187,950
                                                       2004      1.181          1.161            57,722
                                                       2003      1.000          1.181                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.439          1.487                --
                                                       2006      1.324          1.439           611,608
                                                       2005      1.232          1.324           458,522
                                                       2004      1.154          1.232            77,889
                                                       2003      1.000          1.154                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.332          1.388                --
                                                       2006      1.211          1.332            71,646
                                                       2005      1.195          1.211            51,085
                                                       2004      1.127          1.195            21,267
                                                       2003      0.996          1.127                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.472          1.527                --
                                                       2006      1.283          1.472         1,048,214
                                                       2005      1.270          1.283           862,943
                                                       2004      1.153          1.270             2,656
                                                       2003      0.996          1.153                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.640          1.804                --
                                                       2006      1.494          1.640         1,065,798
                                                       2005      1.411          1.494           955,093
                                                       2004      1.163          1.411            61,026
                                                       2003      1.000          1.163                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.073          1.105                --
                                                       2005      1.057          1.073           769,875
                                                       2004      0.981          1.057                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.599          1.538                --
                                                       2007      1.541          1.599           104,866
                                                       2006      1.625          1.541           114,960

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.339          1.522           367,542
                                                       2009      0.929          1.339           493,560
                                                       2008      1.251          0.929           619,979
                                                       2007      1.244          1.251           818,690
                                                       2006      1.185          1.244           395,062

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.507          1.577                --
                                                       2006      1.428          1.507           407,536

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.122          1.236           411,768
                                                       2009      0.962          1.122           447,645
                                                       2008      1.569          0.962           441,675
                                                       2007      1.563          1.569           412,214

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.765          0.871           788,405
                                                       2009      0.579          0.765           905,831
                                                       2008      1.013          0.579           954,582
                                                       2007      1.215          1.013           874,392
                                                       2006      1.003          1.215           890,783

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.201          1.404            68,812
                                                       2009      0.951          1.201            43,078
                                                       2008      1.300          0.951            56,727
                                                       2007      1.342          1.300            23,148
                                                       2006      1.264          1.342            18,011

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.523          1.738           250,592
                                                       2009      1.002          1.523           312,495
                                                       2008      1.727          1.002           361,162
                                                       2007      1.781          1.727           348,947
                                                       2006      1.623          1.781           346,712

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.076          1.331            49,225
                                                       2009      0.820          1.076            57,435
                                                       2008      1.365          0.820            70,163
                                                       2007      1.252          1.365            48,471
                                                       2006      1.267          1.252            55,001

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.572          1.687           776,075
                                                       2009      1.122          1.572           862,979
                                                       2008      1.973          1.122           922,485
                                                       2007      1.546          1.973           927,984
                                                       2006      1.514          1.546           986,471

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.297          1.564            67,963
                                                       2009      0.967          1.297            85,165
                                                       2008      1.535          0.967            93,830

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.895          1.075           463,499
                                                       2009      0.669          0.895           398,822
                                                       2008      1.108          0.669           378,102
                                                       2007      1.255          1.108            17,040

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.885          0.874                --
                                                       2008      1.210          0.885           465,448
                                                       2007      1.164          1.210           468,129
                                                       2006      1.105          1.164           485,658

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.372          1.519           170,851
                                                       2009      1.023          1.372           186,401
                                                       2008      1.281          1.023           146,992
                                                       2007      1.226          1.281           150,330
                                                       2006      1.175          1.226           171,989

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.788          0.902         2,043,400
                                                       2009      0.681          0.788         2,318,149
                                                       2008      1.092          0.681         2,720,214
                                                       2007      1.073          1.092         2,916,660
                                                       2006      1.001          1.073         1,529,139

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.779          0.956         1,071,669
                                                       2009      0.629          0.779         1,401,084
                                                       2008      1.051          0.629         1,360,483
                                                       2007      1.068          1.051         1,512,748
                                                       2006      0.964          1.068               147

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.820          0.778                --
                                                       2008      1.462          0.820           131,271
                                                       2007      1.335          1.462           145,757
                                                       2006      1.357          1.335           158,802

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.185          2.643           389,471
                                                       2009      1.322          2.185           430,807
                                                       2008      2.898          1.322           448,281

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.501          1.636           542,075
                                                       2009      1.166          1.501           554,678
                                                       2008      2.069          1.166           586,996
                                                       2007      1.978          2.069            13,231

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.186          1.253         1,238,422
                                                       2009      1.024          1.186         1,265,695
                                                       2008      1.121          1.024         1,195,507
                                                       2007      1.063          1.121         1,338,887

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.289          1.364         2,490,762
                                                       2009      1.161          1.289         2,713,340

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.177          1.338            25,589
                                                       2009      0.971          1.177            27,163
                                                       2008      1.478          0.971            26,870
                                                       2007      1.439          1.478            26,917
                                                       2006      1.344          1.439           144,548

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.270                --
                                                       2006      1.099          1.152            16,748

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.352          1.484           520,864
                                                       2009      1.038          1.352           679,018
                                                       2008      1.189          1.038           774,968
                                                       2007      1.140          1.189           988,568
                                                       2006      1.105          1.140         1,031,345

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.825          0.968         1,501,589
                                                       2009      0.667          0.825         1,778,406
                                                       2008      0.972          0.667         1,745,181
                                                       2007      1.025          0.972         1,890,953
                                                       2006      1.003          1.025         1,275,885

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.127          1.266           640,434
                                                       2009      0.906          1.127           829,741

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.224          1.379           238,600
                                                       2009      0.838          1.224           252,987
                                                       2008      1.580          0.838           284,819
                                                       2007      1.341          1.580           223,289
                                                       2006      1.379          1.341           223,329

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.070          1.134           390,685
                                                       2009      0.999          1.070           559,412
                                                       2008      1.057          0.999           468,495
                                                       2007      1.017          1.057           614,197
                                                       2006      0.983          1.017           520,252

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.025          1.100           476,141
                                                       2009      0.887          1.025           471,185

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.954          1.118           431,532
                                                       2009      0.761          0.954           475,973

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.028          1.005         5,758,011
                                                       2009      1.046          1.028         7,628,176
                                                       2008      1.040          1.046         7,012,301
                                                       2007      1.012          1.040         4,380,223
                                                       2006      0.993          1.012         4,014,525

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.030          1.129           300,993
                                                       2009      0.798          1.030           421,963
                                                       2008      1.298          0.798           386,755

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.711          0.741                --
                                                       2008      1.317          0.711           343,411
                                                       2007      1.296          1.317           276,408
                                                       2006      1.283          1.296           282,614

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.973          1.089           829,482
                                                       2009      0.817          0.973           880,256
                                                       2008      1.369          0.817           931,125
                                                       2007      1.345          1.369         1,020,680
                                                       2006      1.316          1.345         1,114,110

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.799          0.905           523,582
                                                       2009      0.621          0.799           465,327
                                                       2008      1.067          0.621           482,672
                                                       2007      1.056          1.067           526,314
                                                       2006      1.002          1.056           671,207

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.059          1.140           621,182
                                                       2009      0.898          1.059           722,607
                                                       2008      1.072          0.898           578,047
                                                       2007      1.038          1.072           152,633
                                                       2006      1.001          1.038           129,982

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.994          1.085           628,820
                                                       2009      0.822          0.994           317,946
                                                       2008      1.071          0.822           164,694
                                                       2007      1.045          1.071           420,572
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.926          1.025         2,048,328
                                                       2009      0.748          0.926         2,123,102
                                                       2008      1.072          0.748         2,600,791
                                                       2007      1.050          1.072         3,361,865
                                                       2006      1.002          1.050         3,734,876

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.859          0.964         1,284,074
                                                       2009      0.680          0.859         1,347,042
                                                       2008      1.072          0.680         1,111,255
                                                       2007      1.055          1.072         1,477,379
                                                       2006      1.002          1.055         1,825,641

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.878          0.984           878,891
                                                       2009      0.717          0.878         1,033,347

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.145          1.230         1,847,901
                                                       2009      0.988          1.145         2,157,425
                                                       2008      1.301          0.988         2,254,271
                                                       2007      1.276          1.301         2,419,094
                                                       2006      1.199          1.276         2,486,757

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.124          1.225           486,463
                                                       2009      0.951          1.124           566,943
                                                       2008      1.440          0.951           598,060
                                                       2007      1.368          1.440           584,107
                                                       2006      1.243          1.368           538,257

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.865          0.981         4,047,274
                                                       2009      0.633          0.865         4,693,468
                                                       2008      1.088          0.633         4,903,552
                                                       2007      1.047          1.088         5,301,266
                                                       2006      0.996          1.047         6,033,310

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.902          1.030           296,460
                                                       2009      0.645          0.902           386,707
                                                       2008      1.136          0.645           395,142
                                                       2007      1.064          1.136            34,696
                                                       2006      0.998          1.064             2,904

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.049          1.382           733,074
                                                       2009      0.774          1.049           999,289
                                                       2008      1.182          0.774         1,087,541

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.174                --
                                                       2006      1.070          1.133           520,980

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.076          1.115           414,144
                                                       2009      1.053          1.076           395,891
                                                       2008      1.078          1.053           542,172
                                                       2007      1.055          1.078           357,273
                                                       2006      1.023          1.055           339,240

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.987          0.993                --
                                                       2005      0.980          0.987         1,262,740
                                                       2004      0.992          0.980           270,004
                                                       2003      1.000          0.992                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.144                --
                                                       2005      1.048          1.085           338,931
                                                       2004      0.991          1.048           154,823

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.059                --
                                                       2006      1.056          1.040         1,321,802
                                                       2005      1.057          1.056         1,044,496
                                                       2004      0.992          1.057            58,531
                                                       2003      1.000          0.992                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.123          1.158                --
                                                       2008      1.095          1.123         2,693,404
                                                       2007      1.030          1.095         2,994,971
                                                       2006      1.014          1.030         2,720,847
                                                       2005      1.011          1.014         2,304,778
                                                       2004      0.986          1.011           276,700
                                                       2003      1.000          0.986                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.841          1.989                --
                                                       2006      1.473          1.841                --
                                                       2005      1.342          1.473                --
                                                       2004      1.181          1.342                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.892          2.016                --
                                                       2006      1.648          1.892           444,890
                                                       2005      1.574          1.648           506,529
                                                       2004      1.275          1.574            40,231
                                                       2003      1.000          1.275                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.277          1.357                --
                                                       2005      1.201          1.277           115,767
                                                       2004      1.152          1.201                --
                                                       2003      1.000          1.152                --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.104          1.175                --
                                                       2005      1.125          1.104           126,318
                                                       2004      1.082          1.125               243
                                                       2003      1.000          1.082                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.491          1.625                --
                                                       2005      1.355          1.491           108,989
                                                       2004      1.190          1.355            41,788
                                                       2003      1.000          1.190                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.255          1.316                --
                                                       2005      1.228          1.255           815,787
                                                       2004      1.143          1.228           119,910
                                                       2003      1.000          1.143                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.158          1.185                --
                                                       2005      1.155          1.158           410,952
                                                       2004      1.069          1.155            62,194
                                                       2003      1.000          1.069                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.264          1.307                --
                                                       2005      1.227          1.264            31,338
                                                       2004      1.135          1.227            29,646
                                                       2003      1.000          1.135                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.248          1.283                --
                                                       2005      1.174          1.248           266,425
                                                       2004      1.126          1.174            33,560
                                                       2003      1.000          1.126                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.163                --
                                                       2005      1.000          1.096           302,387

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.028                --
                                                       2005      1.000          1.027           125,442

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099                --
                                                       2005      1.000          1.063         3,314,757

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117                --
                                                       2005      1.000          1.073         1,521,475

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.061                --
                                                       2005      1.000          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.348          1.428                --
                                                       2005      1.230          1.348           380,315
                                                       2004      1.085          1.230            48,763
                                                       2003      1.000          1.085                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.306          1.379                --
                                                       2005      1.296          1.306           204,003
                                                       2004      1.161          1.296            37,844
                                                       2003      1.000          1.161                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.164          1.199                --
                                                       2005      1.155          1.164         1,772,220
                                                       2004      1.060          1.155            78,497
                                                       2003      1.000          1.060                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.153          1.243                --
                                                       2005      1.107          1.153           445,037
                                                       2004      0.961          1.107            43,523

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.415          1.623                --
                                                       2005      1.321          1.415           286,271
                                                       2004      1.167          1.321            16,678
                                                       2003      1.000          1.167                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.269          1.344                --
                                                       2005      1.224          1.269           139,578
                                                       2004      1.126          1.224                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.099                --
                                                       2005      1.000          1.047            52,789

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.096          1.105                --
                                                       2005      1.081          1.096           735,828
                                                       2004      0.970          1.081                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.994          0.983                --
                                                       2005      1.000          0.994           585,730
                                                       2004      0.989          1.000           245,149
                                                       2003      1.000          0.989                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.227          1.278                --
                                                       2005      1.229          1.227            52,430
                                                       2004      1.140          1.229                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.267                --
                                                       2005      1.000          1.103            52,336

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104            11,783

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.042          1.064           371,791
                                                       2004      0.979          1.042            51,060

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.906          0.877                --
                                                       2008      1.442          0.906           896,716
                                                       2007      1.510          1.442           869,067
                                                       2006      1.330          1.510         1,036,717
                                                       2005      1.306          1.330           916,581
                                                       2004      1.137          1.306                --
                                                       2003      1.000          1.137                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.770          0.788                --
                                                       2008      1.383          0.770                --
                                                       2007      1.257          1.383                --
                                                       2006      1.203          1.257                --
                                                       2005      1.140          1.203                --
                                                       2004      1.123          1.140                --
                                                       2003      1.000          1.123                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.217          1.182               --
                                                       2005      1.084          1.217               --
                                                       2004      1.000          1.084               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.382          1.509               --
                                                       2009      0.993          1.382               --
                                                       2008      1.648          0.993               --
                                                       2007      1.468          1.648               --
                                                       2006      1.247          1.468               --
                                                       2005      1.118          1.247               --
                                                       2004      1.000          1.118               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.105          1.283            3,031
                                                       2009      0.811          1.105            3,045
                                                       2008      1.480          0.811            3,059
                                                       2007      1.348          1.480            3,070
                                                       2006      1.251          1.348            3,080
                                                       2005      1.101          1.251            3,091
                                                       2004      1.000          1.101               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.006          1.096            3,138
                                                       2009      0.784          1.006            9,180
                                                       2008      1.290          0.784           11,545
                                                       2007      1.256          1.290           11,014
                                                       2006      1.115          1.256           10,918
                                                       2005      1.077          1.115           11,085
                                                       2004      1.000          1.077            3,331

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.345          1.328               --
                                                       2005      1.163          1.345               --
                                                       2004      1.000          1.163               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.259          1.633               --
                                                       2005      1.202          1.259            3,614
                                                       2004      1.000          1.202              766

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.259          1.203               --
                                                       2007      1.202          1.259               --
                                                       2006      1.056          1.202               --
                                                       2005      1.034          1.056               --
                                                       2004      1.000          1.034               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.963          0.907               --
                                                       2007      1.108          0.963               --
                                                       2006      1.092          1.108               --
                                                       2005      1.055          1.092               --
                                                       2004      1.000          1.055               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.199          1.302               --
                                                       2005      1.113          1.199              895
                                                       2004      1.000          1.113               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.182          1.314               --
                                                       2005      1.097          1.182               --
                                                       2004      1.000          1.097               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.193          1.364            1,361
                                                       2009      0.901          1.193            5,254
                                                       2008      1.608          0.901            6,928
                                                       2007      1.402          1.608            6,967
                                                       2006      1.287          1.402            7,582
                                                       2005      1.128          1.287            7,465
                                                       2004      1.000          1.128            2,416

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.076          1.242               --
                                                       2009      0.811          1.076               --
                                                       2008      1.414          0.811               --
                                                       2007      1.355          1.414               --
                                                       2006      1.217          1.355               --
                                                       2005      1.032          1.217               --
                                                       2004      1.000          1.032               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.383          1.739               --
                                                       2009      1.012          1.383               --
                                                       2008      1.715          1.012               --
                                                       2007      1.521          1.715              736
                                                       2006      1.384          1.521              805
                                                       2005      1.199          1.384              807
                                                       2004      1.000          1.199               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.175          1.361               --
                                                       2005      1.087          1.175               --
                                                       2004      1.000          1.087               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.319          2.105               --
                                                       2007      1.842          2.319              272
                                                       2006      1.470          1.842              351
                                                       2005      1.180          1.470              389
                                                       2004      1.000          1.180               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.300          1.378            1,289
                                                       2009      0.970          1.300            4,681
                                                       2008      1.665          0.970            6,651
                                                       2007      1.475          1.665            5,990
                                                       2006      1.242          1.475            6,566
                                                       2005      1.153          1.242            6,907
                                                       2004      1.000          1.153            2,400

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.208          1.439               --
                                                       2005      1.135          1.208               --
                                                       2004      1.000          1.135               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.048          1.069               --
                                                       2005      1.058          1.048            5,275
                                                       2004      0.989          1.058            1,669

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.117          1.151               --
                                                       2005      1.061          1.117               --
                                                       2004      1.000          1.061               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.233          1.248               --
                                                       2009      1.004          1.233               --
                                                       2008      1.447          1.004               --
                                                       2007      1.216          1.447               --
                                                       2006      1.170          1.216               --
                                                       2005      1.065          1.170               --
                                                       2004      1.000          1.065               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.169          1.422               --
                                                       2009      0.762          1.169               --
                                                       2008      1.391          0.762               --
                                                       2007      1.169          1.391               --
                                                       2006      1.109          1.169               --
                                                       2005      1.017          1.109               --
                                                       2004      1.000          1.017               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.303          1.225               --
                                                       2007      1.219          1.303               --
                                                       2006      1.057          1.219               --
                                                       2005      1.024          1.057               --
                                                       2004      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.134          1.265               --
                                                       2005      1.115          1.134               --
                                                       2004      1.000          1.115               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      0.914          1.117               --
                                                       2009      0.695          0.914               --
                                                       2008      1.192          0.695               --
                                                       2007      1.242          1.192            1,044

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.056          1.162               --
                                                       2009      0.884          1.056               --
                                                       2008      1.279          0.884               --
                                                       2007      1.241          1.279               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.960          1.095               --
                                                       2009      0.759          0.960               --
                                                       2008      1.224          0.759               --
                                                       2007      1.284          1.224               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      0.924          0.993               --
                                                       2009      0.664          0.924               --
                                                       2008      1.083          0.664               --
                                                       2007      1.086          1.083               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.001          1.072               --
                                                       2009      0.823          1.001               --
                                                       2008      1.307          0.823               --
                                                       2007      1.287          1.307               --
                                                       2006      1.113          1.287               --
                                                       2005      1.068          1.113               --
                                                       2004      1.000          1.068               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.102          1.349               --
                                                       2009      0.790          1.102               --
                                                       2008      1.362          0.790               --
                                                       2007      1.266          1.362               --
                                                       2006      1.149          1.266               --
                                                       2005      1.120          1.149               --
                                                       2004      1.000          1.120               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.782          0.760               --
                                                       2008      1.280          0.782              912
                                                       2007      1.248          1.280              916
                                                       2006      1.108          1.248              919
                                                       2005      1.087          1.108              922
                                                       2004      1.000          1.087               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.066          1.169               --
                                                       2009      0.887          1.066               --
                                                       2008      1.213          0.887               --
                                                       2007      1.119          1.213               --
                                                       2006      1.063          1.119               --
                                                       2005      1.041          1.063               --
                                                       2004      0.945          1.041               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.884          0.944               --
                                                       2009      0.770          0.884               --
                                                       2008      0.999          0.770               --
                                                       2007      1.008          0.999               --
                                                       2006      0.991          1.008               --
                                                       2005      0.990          0.991               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.237          1.295               --
                                                       2006      1.071          1.237               --
                                                       2005      1.053          1.071               --
                                                       2004      1.000          1.053               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.052          1.094               --
                                                       2006      1.033          1.052               --
                                                       2005      1.004          1.033               --
                                                       2004      1.000          1.004               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.213          1.253               --
                                                       2006      1.117          1.213            1,017
                                                       2005      1.040          1.117              984
                                                       2004      1.000          1.040               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.199          1.249               --
                                                       2006      1.091          1.199               --
                                                       2005      1.076          1.091               --
                                                       2004      1.000          1.076               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.279          1.327               --
                                                       2006      1.116          1.279            1,383
                                                       2005      1.105          1.116            1,388
                                                       2004      1.000          1.105               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.375          1.513               --
                                                       2006      1.253          1.375            7,797
                                                       2005      1.184          1.253            7,683
                                                       2004      1.000          1.184            2,336

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.104               --
                                                       2005      1.056          1.072               --
                                                       2004      0.981          1.056               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.314          1.264               --
                                                       2007      1.267          1.314               --
                                                       2006      1.337          1.267               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.232          1.400              851
                                                       2009      0.855          1.232            3,439
                                                       2008      1.152          0.855            4,714
                                                       2007      1.147          1.152            5,705
                                                       2006      1.093          1.147               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.369          1.432               --
                                                       2006      1.298          1.369               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.018          1.120               --
                                                       2009      0.873          1.018               --
                                                       2008      1.425          0.873               --
                                                       2007      1.420          1.425               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.764          0.869              667
                                                       2009      0.578          0.764            2,714
                                                       2008      1.012          0.578            3,714
                                                       2007      1.215          1.012            4,987
                                                       2006      1.003          1.215            4,223

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.198          1.400               --
                                                       2009      0.949          1.198               --
                                                       2008      1.298          0.949               --
                                                       2007      1.341          1.298               --
                                                       2006      1.263          1.341               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.310          1.495              871
                                                       2009      0.862          1.310              875
                                                       2008      1.487          0.862              879
                                                       2007      1.534          1.487              882
                                                       2006      1.398          1.534              885

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.073          1.327               --
                                                       2009      0.818          1.073               --
                                                       2008      1.363          0.818               --
                                                       2007      1.251          1.363               --
                                                       2006      1.266          1.251               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.376          1.476               --
                                                       2009      0.983          1.376               --
                                                       2008      1.728          0.983               --
                                                       2007      1.355          1.728               --
                                                       2006      1.328          1.355               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.065          1.283               --
                                                       2009      0.794          1.065               --
                                                       2008      1.261          0.794               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.893          1.072          223,296
                                                       2009      0.667          0.893          229,127
                                                       2008      1.106          0.667          251,501
                                                       2007      1.254          1.106               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.883          0.872               --
                                                       2008      1.208          0.883               --
                                                       2007      1.162          1.208               --
                                                       2006      1.104          1.162               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.255          1.388               --
                                                       2009      0.936          1.255               --
                                                       2008      1.173          0.936               --
                                                       2007      1.123          1.173               --
                                                       2006      1.076          1.123               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.787          0.900            1,620
                                                       2009      0.680          0.787            1,628
                                                       2008      1.091          0.680            1,635
                                                       2007      1.073          1.091            1,641
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.777          0.954            1,991
                                                       2009      0.628          0.777            8,099
                                                       2008      1.050          0.628           10,311
                                                       2007      1.067          1.050           10,434
                                                       2006      0.964          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.725          0.687               --
                                                       2008      1.292          0.725               --
                                                       2007      1.181          1.292               --
                                                       2006      1.201          1.181               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.588          1.920               --
                                                       2009      0.961          1.588               --
                                                       2008      2.108          0.961               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.284          1.398          246,499
                                                       2009      0.998          1.284          285,027
                                                       2008      1.771          0.998          327,394
                                                       2007      1.694          1.771               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.141          1.205              947
                                                       2009      0.986          1.141            3,545
                                                       2008      1.080          0.986            4,296
                                                       2007      1.024          1.080            6,241

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.275          1.349               --
                                                       2009      1.149          1.275               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.062          1.206               --
                                                       2009      0.876          1.062               --
                                                       2008      1.335          0.876               --
                                                       2007      1.300          1.335               --
                                                       2006      1.214          1.300               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.268               --
                                                       2006      1.099          1.151               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.348          1.479               --
                                                       2009      1.036          1.348               --
                                                       2008      1.187          1.036               --
                                                       2007      1.139          1.187            3,167
                                                       2006      1.104          1.139            3,229

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.824          0.966            1,313
                                                       2009      0.666          0.824            5,116
                                                       2008      0.971          0.666            6,288
                                                       2007      1.024          0.971            7,928
                                                       2006      1.003          1.024               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.977          1.097               --
                                                       2009      0.786          0.977               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.035          1.166               --
                                                       2009      0.709          1.035               --
                                                       2008      1.337          0.709               --
                                                       2007      1.136          1.337               --
                                                       2006      1.169          1.136               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.059          1.122               --
                                                       2009      0.990          1.059               --
                                                       2008      1.048          0.990               --
                                                       2007      1.009          1.048               --
                                                       2006      0.975          1.009               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.022          1.096               --
                                                       2009      0.885          1.022               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.858          1.005              919
                                                       2009      0.684          0.858              923

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.036          1.013           38,483
                                                       2009      1.055          1.036           62,582
                                                       2008      1.049          1.055           13,530
                                                       2007      1.022          1.049           24,586
                                                       2006      1.003          1.022           16,140

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.950          1.040               --
                                                       2009      0.736          0.950               --
                                                       2008      1.198          0.736               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.640          0.666               --
                                                       2008      1.185          0.640              928
                                                       2007      1.166          1.185              931
                                                       2006      1.156          1.166              934

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.866          0.969               --
                                                       2009      0.728          0.866               --
                                                       2008      1.221          0.728               --
                                                       2007      1.200          1.221               --
                                                       2006      1.174          1.200               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.798          0.902           44,777
                                                       2009      0.621          0.798           47,070
                                                       2008      1.066          0.621           49,771
                                                       2007      1.056          1.066           55,497
                                                       2006      1.002          1.056           61,568

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.057          1.137               --
                                                       2009      0.897          1.057               --
                                                       2008      1.071          0.897               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.992          1.082           42,696
                                                       2009      0.821          0.992           44,924
                                                       2008      1.070          0.821           47,501
                                                       2007      1.045          1.070           53,048
                                                       2006      1.002          1.045           58,852

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.925          1.023           86,790
                                                       2009      0.747          0.925           91,292
                                                       2008      1.071          0.747           96,530
                                                       2007      1.050          1.071          107,731
                                                       2006      1.002          1.050          119,517

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.857          0.962               --
                                                       2009      0.679          0.857               --
                                                       2008      1.071          0.679               --
                                                       2007      1.055          1.071               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.876          0.981              993
                                                       2009      0.715          0.876              997

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.067          1.147               --
                                                       2009      0.922          1.067               --
                                                       2008      1.214          0.922               --
                                                       2007      1.192          1.214               --
                                                       2006      1.120          1.192               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.120          1.221               --
                                                       2009      0.948          1.120               --
                                                       2008      1.438          0.948               --
                                                       2007      1.366          1.438               --
                                                       2006      1.242          1.366               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.864          0.979            1,146
                                                       2009      0.632          0.864            1,151
                                                       2008      1.087          0.632            1,156
                                                       2007      1.046          1.087            1,161
                                                       2006      0.996          1.046            1,165

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.901          1.028           95,479
                                                       2009      0.644          0.901           93,761
                                                       2008      1.136          0.644          127,177
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.806          1.062          145,734
                                                       2009      0.595          0.806          145,314
                                                       2008      0.909          0.595          146,797

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.172               --
                                                       2006      1.069          1.131            5,579

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.073          1.112               --
                                                       2009      1.050          1.073               --
                                                       2008      1.076          1.050               --
                                                       2007      1.053          1.076               --
                                                       2006      1.022          1.053               --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997           15,391
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.084          1.143               --
                                                       2005      1.048          1.084               --
                                                       2004      0.991          1.048               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.002          1.020               --
                                                       2006      1.018          1.002            6,067
                                                       2005      1.020          1.018            5,409
                                                       2004      1.000          1.020            1,736

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.112          1.146               --
                                                       2008      1.085          1.112               --
                                                       2007      1.020          1.085               --
                                                       2006      1.005          1.020               --
                                                       2005      1.003          1.005               --
                                                       2004      1.000          1.003               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.576          1.703               --
                                                       2006      1.262          1.576               --
                                                       2005      1.150          1.262               --
                                                       2004      1.000          1.150               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.416          1.509               --
                                                       2006      1.235          1.416            5,364
                                                       2005      1.180          1.235            5,408
                                                       2004      1.000          1.180            1,569

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.130          1.201               --
                                                       2005      1.063          1.130               --
                                                       2004      1.000          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.012          1.076               --
                                                       2005      1.031          1.012               --
                                                       2004      1.000          1.031               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.227          1.337               --
                                                       2005      1.116          1.227               --
                                                       2004      1.000          1.116               --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.120          1.174               --
                                                       2005      1.097          1.120               --
                                                       2004      1.000          1.097               --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.068          1.093               --
                                                       2005      1.065          1.068               --
                                                       2004      1.000          1.065               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.117          1.154               --
                                                       2005      1.085          1.117               --
                                                       2004      1.000          1.085               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.124          1.156               --
                                                       2005      1.058          1.124              938
                                                       2004      1.000          1.058               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.162               --
                                                       2005      1.000          1.096           52,812

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.098               --
                                                       2005      1.000          1.063          109,162

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.060               --
                                                       2005      1.000          1.042           55,703

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.225          1.298               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.107          1.169               --
                                                       2005      1.098          1.107               --
                                                       2004      1.000          1.098               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.087          1.120               --
                                                       2005      1.080          1.087               --
                                                       2004      1.000          1.080               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.152          1.242               --
                                                       2005      1.106          1.152               --
                                                       2004      0.961          1.106               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.220          1.398               --
                                                       2005      1.139          1.220              888
                                                       2004      1.000          1.139               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.147          1.214               --
                                                       2005      1.107          1.147               --
                                                       2004      1.000          1.107               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.099               --
                                                       2005      1.000          1.046               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.095          1.104               --
                                                       2005      1.081          1.095            3,054
                                                       2004      0.970          1.081               --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.986          0.975               --
                                                       2005      0.992          0.986               --
                                                       2004      1.000          0.992               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.099          1.144               --
                                                       2005      1.101          1.099               --
                                                       2004      1.000          1.101               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.266               --
                                                       2005      1.000          1.102               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022               --
                                                       2005      1.042          1.063               --
                                                       2004      0.979          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.786          0.761               --
                                                       2008      1.252          0.786               --
                                                       2007      1.311          1.252               --
                                                       2006      1.156          1.311               --
                                                       2005      1.135          1.156               --
                                                       2004      1.000          1.135               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.703          0.719               --
                                                       2008      1.263          0.703               --
                                                       2007      1.149          1.263               --
                                                       2006      1.101          1.149               --
                                                       2005      1.043          1.101               --
                                                       2004      1.000          1.043               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.356          1.316                --
                                                       2005      1.208          1.356           118,938
                                                       2004      1.141          1.208           136,216
                                                       2003      1.000          1.141            47,483

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.796          1.961           355,520
                                                       2009      1.291          1.796           399,676
                                                       2008      2.145          1.291           414,140
                                                       2007      1.911          2.145           667,915
                                                       2006      1.624          1.911           763,456
                                                       2005      1.457          1.624           748,500
                                                       2004      1.313          1.457           489,566
                                                       2003      1.000          1.313            86,914

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.380          1.600         1,304,247
                                                       2009      1.013          1.380         1,466,866
                                                       2008      1.850          1.013         1,581,286
                                                       2007      1.685          1.850         1,748,923
                                                       2006      1.564          1.685         2,008,696
                                                       2005      1.377          1.564         2,290,690
                                                       2004      1.253          1.377         1,605,103
                                                       2003      1.000          1.253           136,561

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.256          1.368         1,294,622
                                                       2009      0.979          1.256         1,360,796
                                                       2008      1.612          0.979         1,362,494
                                                       2007      1.571          1.612         1,515,466
                                                       2006      1.395          1.571         1,806,708
                                                       2005      1.349          1.395         1,948,617
                                                       2004      1.250          1.349         1,335,538
                                                       2003      1.000          1.250           227,675

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.633          1.612                --
                                                       2005      1.414          1.633           272,146
                                                       2004      1.210          1.414           194,013
                                                       2003      1.000          1.210            26,959

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.692          2.193                --
                                                       2005      1.615          1.692           681,007
                                                       2004      1.258          1.615           710,953
                                                       2003      1.000          1.258            44,089

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.455          1.389                --
                                                       2007      1.390          1.455            78,010
                                                       2006      1.221          1.390            88,127
                                                       2005      1.197          1.221            96,861
                                                       2004      1.166          1.197            61,163
                                                       2003      1.000          1.166                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.267          1.194                --
                                                       2007      1.458          1.267           364,164
                                                       2006      1.438          1.458           390,874
                                                       2005      1.391          1.438           578,553
                                                       2004      1.278          1.391           440,447
                                                       2003      1.000          1.278            50,060

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.295          1.405                --
                                                       2005      1.203          1.295           483,665
                                                       2004      1.078          1.203           178,177
                                                       2003      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.293          1.438                --
                                                       2005      1.201          1.293           408,330
                                                       2004      1.071          1.201           177,278
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.465          1.674           377,039
                                                       2009      1.106          1.465           393,578
                                                       2008      1.976          1.106           467,202
                                                       2007      1.724          1.976           622,821
                                                       2006      1.583          1.724           641,627
                                                       2005      1.388          1.583           705,307
                                                       2004      1.234          1.388           503,793
                                                       2003      1.000          1.234            79,669

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.215          1.401            45,478
                                                       2009      0.915          1.215            60,493
                                                       2008      1.597          0.915            64,122
                                                       2007      1.532          1.597            82,858
                                                       2006      1.377          1.532            94,641
                                                       2005      1.167          1.377            91,287
                                                       2004      1.179          1.167            41,106
                                                       2003      1.000          1.179                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.969          2.474           503,376
                                                       2009      1.441          1.969           422,203
                                                       2008      2.442          1.441           381,449
                                                       2007      2.167          2.442           443,368
                                                       2006      1.973          2.167           470,538
                                                       2005      1.710          1.973           470,118
                                                       2004      1.404          1.710           277,003
                                                       2003      1.000          1.404            75,418

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.429          1.653                --
                                                       2005      1.322          1.429           477,293
                                                       2004      1.201          1.322           330,169
                                                       2003      1.000          1.201            76,105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.519          3.195                --
                                                       2007      2.797          3.519           394,355
                                                       2006      2.234          2.797           705,718
                                                       2005      1.794          2.234           735,779
                                                       2004      1.472          1.794           352,058
                                                       2003      1.000          1.472            46,788

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.735          1.838           726,578
                                                       2009      1.296          1.735           720,976
                                                       2008      2.224          1.296           654,891
                                                       2007      1.971          2.224           723,589
                                                       2006      1.661          1.971           709,070
                                                       2005      1.542          1.661         1,084,809
                                                       2004      1.331          1.542           561,804
                                                       2003      1.104          1.331            93,864

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.594          1.897                --
                                                       2005      1.498          1.594           344,238
                                                       2004      1.321          1.498           133,717
                                                       2003      1.000          1.321            38,621

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.047          1.068                --
                                                       2005      1.058          1.047           161,603
                                                       2004      0.989          1.058            19,588

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.213          1.250                --
                                                       2005      1.153          1.213            35,087
                                                       2004      1.089          1.153            48,674
                                                       2003      1.000          1.089            35,512

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.530          1.547                --
                                                       2009      1.246          1.530            39,432
                                                       2008      1.796          1.246            45,516
                                                       2007      1.510          1.796            54,861
                                                       2006      1.453          1.510            81,920
                                                       2005      1.324          1.453           151,746
                                                       2004      1.186          1.324           151,614
                                                       2003      1.000          1.186            16,568

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.555          1.890           348,041
                                                       2009      1.014          1.555           316,463
                                                       2008      1.852          1.014           131,042
                                                       2007      1.557          1.852           104,868
                                                       2006      1.478          1.557            86,245
                                                       2005      1.355          1.478           100,506
                                                       2004      1.379          1.355            93,098
                                                       2003      1.000          1.379            73,510

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.619          1.522                --
                                                       2007      1.515          1.619                --
                                                       2006      1.315          1.515                --
                                                       2005      1.274          1.315                --
                                                       2004      1.248          1.274                --
                                                       2003      1.000          1.248               672

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.515          1.690                --
                                                       2005      1.491          1.515           419,277
                                                       2004      1.328          1.491           327,477
                                                       2003      1.000          1.328           201,678

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.185          1.447           115,583
                                                       2009      0.901          1.185           112,682
                                                       2008      1.547          0.901           137,922
                                                       2007      1.612          1.547           186,336

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.267          1.394            29,897
                                                       2009      1.061          1.267            27,655
                                                       2008      1.537          1.061            25,421
                                                       2007      1.491          1.537            26,537

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.255          1.431           123,958
                                                       2009      0.993          1.255           143,417
                                                       2008      1.602          0.993           161,507
                                                       2007      1.681          1.602           189,239

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.174          1.261            97,996
                                                       2009      0.844          1.174           396,756
                                                       2008      1.377          0.844           142,786
                                                       2007      1.382          1.377           146,075

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.279          1.368           104,968
                                                       2009      1.051          1.279            99,552
                                                       2008      1.670          1.051           133,976
                                                       2007      1.645          1.670           191,707
                                                       2006      1.424          1.645           198,362
                                                       2005      1.367          1.424           220,078
                                                       2004      1.268          1.367           337,824
                                                       2003      1.000          1.268           223,006

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.572          1.923           190,199
                                                       2009      1.126          1.572           195,639
                                                       2008      1.944          1.126           198,364
                                                       2007      1.808          1.944           333,304
                                                       2006      1.641          1.808           386,886
                                                       2005      1.601          1.641           397,012
                                                       2004      1.423          1.601           342,427
                                                       2003      1.000          1.423           145,121

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.933          0.906                --
                                                       2008      1.527          0.933           341,355
                                                       2007      1.489          1.527           450,100
                                                       2006      1.324          1.489           605,832
                                                       2005      1.299          1.324           631,868
                                                       2004      1.206          1.299           410,864
                                                       2003      1.000          1.206            90,518

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.063          1.165             3,285
                                                       2009      0.885          1.063             3,170
                                                       2008      1.211          0.885             3,100
                                                       2007      1.118          1.211             3,195
                                                       2006      1.062          1.118             3,363
                                                       2005      1.041          1.062             3,240
                                                       2004      0.945          1.041             3,300

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.878          0.937            26,584
                                                       2009      0.765          0.878            15,283
                                                       2008      0.993          0.765            15,647
                                                       2007      1.003          0.993            24,238
                                                       2006      0.986          1.003            54,675
                                                       2005      0.985          0.986           624,487
                                                       2004      0.997          0.985           438,219
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.620          1.696                --
                                                       2006      1.404          1.620           200,018
                                                       2005      1.380          1.404           186,222
                                                       2004      1.304          1.380           140,570
                                                       2003      1.000          1.304            45,334

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.339          1.392                --
                                                       2006      1.315          1.339           174,228
                                                       2005      1.279          1.315           173,373
                                                       2004      1.302          1.279           147,703
                                                       2003      1.000          1.302             5,538

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.575          1.627                --
                                                       2006      1.451          1.575           199,913
                                                       2005      1.351          1.451           190,031
                                                       2004      1.267          1.351           108,050
                                                       2003      1.000          1.267            10,357

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.441          1.501                --
                                                       2006      1.311          1.441            26,822
                                                       2005      1.295          1.311            27,856
                                                       2004      1.223          1.295             8,022
                                                       2003      1.000          1.223             2,317

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.575          1.633                --
                                                       2006      1.374          1.575           533,019
                                                       2005      1.362          1.374           576,219
                                                       2004      1.237          1.362           334,227
                                                       2003      1.000          1.237            23,042

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.761          1.936                --
                                                       2006      1.605          1.761           438,788
                                                       2005      1.518          1.605           573,850
                                                       2004      1.252          1.518           369,193
                                                       2003      1.000          1.252            80,170

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.103                --
                                                       2005      1.056          1.072            92,318
                                                       2004      0.981          1.056            83,884

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.731          1.664                --
                                                       2007      1.670          1.731           235,726
                                                       2006      1.762          1.670           238,443

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.373          1.559           323,414
                                                       2009      0.953          1.373           331,715
                                                       2008      1.286          0.953           233,300
                                                       2007      1.280          1.286           291,616
                                                       2006      1.220          1.280           296,938

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.600          1.674                --
                                                       2006      1.518          1.600           375,619

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.188          1.307           293,615
                                                       2009      1.020          1.188           343,436
                                                       2008      1.665          1.020           306,283
                                                       2007      1.660          1.665           360,574

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.762          0.866           576,167
                                                       2009      0.577          0.762           687,470
                                                       2008      1.011          0.577           762,788
                                                       2007      1.214          1.011           931,049
                                                       2006      1.003          1.214         1,059,246

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.195          1.396                --
                                                       2009      0.947          1.195                --
                                                       2008      1.296          0.947            29,950
                                                       2007      1.340          1.296           141,192
                                                       2006      1.263          1.340            13,909

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.635          1.864           168,709
                                                       2009      1.076          1.635           192,793
                                                       2008      1.858          1.076           230,313
                                                       2007      1.917          1.858           717,899
                                                       2006      1.748          1.917           206,980

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.071          1.324            15,038
                                                       2009      0.817          1.071            13,451
                                                       2008      1.361          0.817             4,708
                                                       2007      1.250          1.361                --
                                                       2006      1.266          1.250                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.668          1.788           207,920
                                                       2009      1.192          1.668           428,768
                                                       2008      2.098          1.192           212,523
                                                       2007      1.645          2.098           212,930
                                                       2006      1.612          1.645           188,130

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.401          1.688           179,405
                                                       2009      1.045          1.401           196,624
                                                       2008      1.661          1.045           226,739

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.890          1.069           576,675
                                                       2009      0.666          0.890           666,203
                                                       2008      1.105          0.666           700,535
                                                       2007      1.253          1.105            17,679

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.881          0.869                --
                                                       2008      1.206          0.881            41,064
                                                       2007      1.160          1.206            81,474
                                                       2006      1.103          1.160            89,078

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.431          1.583           593,749
                                                       2009      1.068          1.431           635,335
                                                       2008      1.339          1.068           429,278
                                                       2007      1.283          1.339           706,015
                                                       2006      1.230          1.283           680,384

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.785          0.898           754,357
                                                       2009      0.679          0.785           837,753
                                                       2008      1.090          0.679           892,095
                                                       2007      1.073          1.090         1,109,989
                                                       2006      1.001          1.073           668,921

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.776          0.952           556,675
                                                       2009      0.627          0.776           747,810
                                                       2008      1.049          0.627           694,665
                                                       2007      1.067          1.049           803,393
                                                       2006      0.964          1.067            62,536

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.864          0.819                --
                                                       2008      1.541          0.864           117,570
                                                       2007      1.409          1.541           121,846
                                                       2006      1.433          1.409           145,832

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.408          2.910           228,808
                                                       2009      1.459          2.408           260,447
                                                       2008      3.199          1.459           250,646

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.627          1.771           574,162
                                                       2009      1.265          1.627           564,512
                                                       2008      2.246          1.265           655,778
                                                       2007      2.149          2.246            38,853

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.237          1.306           319,838
                                                       2009      1.070          1.237           287,113
                                                       2008      1.172          1.070           303,957
                                                       2007      1.112          1.172           433,502

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.310          1.385           774,717
                                                       2009      1.181          1.310           685,975

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.232          1.399            21,418
                                                       2009      1.018          1.232            20,634
                                                       2008      1.550          1.018             4,673
                                                       2007      1.511          1.550            43,579
                                                       2006      1.412          1.511            89,014

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.267                --
                                                       2006      1.098          1.151            14,915

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.344          1.474           481,112
                                                       2009      1.034          1.344           500,177
                                                       2008      1.185          1.034           281,588
                                                       2007      1.137          1.185           368,385
                                                       2006      1.103          1.137           388,007

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.822          0.964           984,492
                                                       2009      0.665          0.822         1,141,011
                                                       2008      0.970          0.665         1,139,528
                                                       2007      1.024          0.970         1,535,978
                                                       2006      1.003          1.024         1,324,857

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.236          1.388           152,329
                                                       2009      0.995          1.236           147,408

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.337          1.505           107,471
                                                       2009      0.917          1.337           160,608
                                                       2008      1.729          0.917           189,318
                                                       2007      1.470          1.729           350,570
                                                       2006      1.513          1.470           381,920

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.086          1.149           204,707
                                                       2009      1.015          1.086           244,693
                                                       2008      1.075          1.015           347,607
                                                       2007      1.035          1.075           415,427
                                                       2006      1.001          1.035           371,120

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.019          1.092            42,960
                                                       2009      0.883          1.019            40,948

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.996          1.166           179,770
                                                       2009      0.795          0.996           208,922

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.019          0.996         2,788,304
                                                       2009      1.038          1.019         2,986,298
                                                       2008      1.033          1.038         4,776,389
                                                       2007      1.006          1.033         2,191,855
                                                       2006      0.988          1.006         3,150,633

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.096          1.200            46,753
                                                       2009      0.850          1.096            44,882
                                                       2008      1.384          0.850            45,468

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.743          0.774                --
                                                       2008      1.378          0.743           115,085
                                                       2007      1.357          1.378           134,507
                                                       2006      1.345          1.357           147,196

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.040          1.163           179,732
                                                       2009      0.874          1.040           157,203
                                                       2008      1.467          0.874           171,530
                                                       2007      1.442          1.467           192,982
                                                       2006      1.412          1.442           213,537

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.796          0.900            69,303
                                                       2009      0.620          0.796           377,802
                                                       2008      1.065          0.620           429,900
                                                       2007      1.055          1.065           429,944
                                                       2006      1.002          1.055            88,728

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.055          1.135           547,931
                                                       2009      0.896          1.055           422,602
                                                       2008      1.071          0.896           393,489
                                                       2007      1.038          1.071           393,528
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.990          1.080           440,225
                                                       2009      0.819          0.990           456,936
                                                       2008      1.070          0.819           397,189
                                                       2007      1.044          1.070            16,368
                                                       2006      1.002          1.044             2,322

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.923          1.021           586,069
                                                       2009      0.746          0.923           736,500
                                                       2008      1.070          0.746           830,396
                                                       2007      1.050          1.070           634,367
                                                       2006      1.002          1.050           649,461

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.856          0.959           185,462
                                                       2009      0.678          0.856           186,029
                                                       2008      1.070          0.678           359,704
                                                       2007      1.054          1.070           665,980
                                                       2006      1.002          1.054         1,179,107

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.874          0.978         1,315,224
                                                       2009      0.714          0.874         1,424,412

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.203          1.292           827,928
                                                       2009      1.040          1.203           843,405
                                                       2008      1.370          1.040         1,055,838
                                                       2007      1.346          1.370         1,034,026
                                                       2006      1.265          1.346         1,067,742

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.117          1.217           194,883
                                                       2009      0.946          1.117           285,920
                                                       2008      1.435          0.946           273,405
                                                       2007      1.365          1.435           310,544
                                                       2006      1.241          1.365           371,856

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.862          0.977           645,990
                                                       2009      0.631          0.862           683,113
                                                       2008      1.086          0.631           755,075
                                                       2007      1.046          1.086           934,133
                                                       2006      0.996          1.046         1,181,410

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.899          1.026           307,400
                                                       2009      0.643          0.899           361,706
                                                       2008      1.135          0.643           356,675
                                                       2007      1.064          1.135           139,496
                                                       2006      0.998          1.064           173,613

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.043          1.372           788,168
                                                       2009      0.770          1.043           607,650
                                                       2008      1.176          0.770           629,902

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170                --
                                                       2006      1.068          1.130           104,585

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.070          1.108           386,489
                                                       2009      1.048          1.070           408,253
                                                       2008      1.074          1.048           176,288
                                                       2007      1.052          1.074           156,346
                                                       2006      1.021          1.052           168,187

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982         2,155,851
                                                       2004      0.989          0.977         1,991,303
                                                       2003      1.000          0.989           226,850

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.083          1.141                --
                                                       2005      1.048          1.083             9,491
                                                       2004      0.991          1.048                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.088          1.108                --
                                                       2006      1.106          1.088           501,450
                                                       2005      1.108          1.106           632,376
                                                       2004      1.041          1.108           355,171
                                                       2003      1.000          1.041            56,875

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.143          1.178                --
                                                       2008      1.116          1.143           835,476
                                                       2007      1.050          1.116           794,155
                                                       2006      1.034          1.050           863,716
                                                       2005      1.033          1.034         1,056,216
                                                       2004      1.008          1.033           669,474
                                                       2003      1.000          1.008           326,292

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.000          2.161                --
                                                       2006      1.603          2.000            19,791
                                                       2005      1.462          1.603            23,041
                                                       2004      1.287          1.462            41,689
                                                       2003      1.000          1.287            58,487

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.104          2.242                --
                                                       2006      1.836          2.104           238,721
                                                       2005      1.755          1.836           279,291
                                                       2004      1.423          1.755           761,420
                                                       2003      1.000          1.423            18,683

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.349          1.433                --
                                                       2005      1.270          1.349           205,672
                                                       2004      1.220          1.270           165,632
                                                       2003      1.000          1.220            10,359

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.156          1.230                --
                                                       2005      1.179          1.156           255,243
                                                       2004      1.135          1.179           188,358
                                                       2003      1.000          1.135            19,146

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.617          1.762                --
                                                       2005      1.472          1.617           297,839
                                                       2004      1.293          1.472           227,258
                                                       2003      1.000          1.293            18,218

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     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (5/03)..........  2006      1.347          1.412                --
                                                       2005      1.320          1.347           204,053
                                                       2004      1.229          1.320           150,613
                                                       2003      1.000          1.229            45,432

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.193          1.220                --
                                                       2005      1.190          1.193           286,829
                                                       2004      1.103          1.190           208,068
                                                       2003      1.000          1.103            33,024

  Travelers Federated Stock Subaccount (6/03)........  2006      1.385          1.430                --
                                                       2005      1.345          1.385            23,564
                                                       2004      1.245          1.345            15,490
                                                       2003      1.000          1.245             5,945

  Travelers Large Cap Subaccount (6/03)..............  2006      1.308          1.345                --
                                                       2005      1.231          1.308           108,488
                                                       2004      1.183          1.231            58,557
                                                       2003      1.000          1.183            11,500

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.162                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.098                --
                                                       2005      1.000          1.062           469,242

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.116                --
                                                       2005      1.000          1.073           906,666

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.060                --
                                                       2005      1.000          1.042             2,205

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.433          1.518                --
                                                       2005      1.309          1.433           282,601
                                                       2004      1.156          1.309           153,164
                                                       2003      1.000          1.156            56,979

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.433          1.513                --
                                                       2005      1.422          1.433           248,731
                                                       2004      1.276          1.422           141,938
                                                       2003      1.000          1.276            63,421

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.228          1.265                --
                                                       2005      1.221          1.228         1,227,410
                                                       2004      1.121          1.221         1,158,398
                                                       2003      1.000          1.121           421,068

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.151          1.241                --
                                                       2005      1.106          1.151           266,011
                                                       2004      0.961          1.106           159,450

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.525          1.748                --
                                                       2005      1.425          1.525           179,628
                                                       2004      1.260          1.425            94,813
                                                       2003      1.000          1.260            41,364

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.334          1.412                --
                                                       2005      1.288          1.334            87,965
                                                       2004      1.186          1.288            14,897
                                                       2003      1.000          1.186                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.098                --
                                                       2005      1.000          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.094          1.103                --
                                                       2005      1.080          1.094           388,275
                                                       2004      0.970          1.080           277,659

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.013          1.001                --
                                                       2005      1.020          1.013           624,547
                                                       2004      1.010          1.020           427,684
                                                       2003      1.000          1.010           142,767

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.313          1.367                --
                                                       2005      1.317          1.313            35,777
                                                       2004      1.223          1.317            24,172
                                                       2003      1.000          1.223            22,316

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.266                --
                                                       2005      1.000          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263                --
                                                       2005      1.000          1.103                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.062          1.021                --
                                                       2005      1.041          1.062           175,255
                                                       2004      0.979          1.041            88,140

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.995          0.963                --
                                                       2008      1.586          0.995           156,985
                                                       2007      1.662          1.586           226,055
                                                       2006      1.465          1.662           248,635
                                                       2005      1.440          1.465           256,421
                                                       2004      1.255          1.440           155,844
                                                       2003      1.000          1.255            73,766

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.806          0.824                --
                                                       2008      1.449          0.806                --
                                                       2007      1.319          1.449                --
                                                       2006      1.264          1.319                --
                                                       2005      1.199          1.264                --
                                                       2004      1.182          1.199                --
                                                       2003      1.000          1.182                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.215          1.179                --
                                                       2005      1.083          1.215                --
                                                       2004      1.000          1.083                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.374          1.499                --
                                                       2009      0.988          1.374                --
                                                       2008      1.642          0.988                --
                                                       2007      1.464          1.642                --
                                                       2006      1.244          1.464                --
                                                       2005      1.117          1.244                --
                                                       2004      1.000          1.117                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.099          1.274                --
                                                       2009      0.807          1.099                --
                                                       2008      1.475          0.807                --
                                                       2007      1.344          1.475                --
                                                       2006      1.248          1.344                --
                                                       2005      1.100          1.248                --
                                                       2004      1.000          1.100                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.000          1.088                --
                                                       2009      0.780          1.000                --
                                                       2008      1.285          0.780             6,960
                                                       2007      1.252          1.285             7,514
                                                       2006      1.113          1.252             7,634
                                                       2005      1.077          1.113             7,713
                                                       2004      1.000          1.077                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.342          1.325                --
                                                       2005      1.162          1.342                --
                                                       2004      1.000          1.162                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.257          1.628                --
                                                       2005      1.201          1.257             6,786
                                                       2004      1.000          1.201                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.254          1.198                --
                                                       2007      1.199          1.254                --
                                                       2006      1.054          1.199                --
                                                       2005      1.033          1.054                --
                                                       2004      1.000          1.033                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.960          0.904                --
                                                       2007      1.105          0.960                --
                                                       2006      1.090          1.105                --
                                                       2005      1.054          1.090                --
                                                       2004      1.000          1.054                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.197          1.299                --
                                                       2005      1.112          1.197                --
                                                       2004      1.000          1.112                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.179          1.311                --
                                                       2005      1.097          1.179                --
                                                       2004      1.000          1.097                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.187          1.355                --
                                                       2009      0.897          1.187                --
                                                       2008      1.602          0.897             6,151
                                                       2007      1.398          1.602             6,112
                                                       2006      1.285          1.398             6,799
                                                       2005      1.127          1.285             6,666
                                                       2004      1.000          1.127                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.070          1.233                --
                                                       2009      0.807          1.070                --
                                                       2008      1.408          0.807                --
                                                       2007      1.351          1.408                --
                                                       2006      1.215          1.351                --
                                                       2005      1.031          1.215                --
                                                       2004      1.000          1.031                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.375          1.727                --
                                                       2009      1.008          1.375                --
                                                       2008      1.708          1.008                --
                                                       2007      1.516          1.708                --
                                                       2006      1.381          1.516                --
                                                       2005      1.198          1.381                --
                                                       2004      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.173          1.357                --
                                                       2005      1.087          1.173                --
                                                       2004      1.000          1.087                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.310          2.096                --
                                                       2007      1.837          2.310                --
                                                       2006      1.468          1.837                --
                                                       2005      1.179          1.468                --
                                                       2004      1.000          1.179                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.293          1.369                --
                                                       2009      0.966          1.293                --
                                                       2008      1.659          0.966                --
                                                       2007      1.471          1.659                --
                                                       2006      1.240          1.471                --
                                                       2005      1.152          1.240                --
                                                       2004      1.000          1.152                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.206          1.435                --
                                                       2005      1.134          1.206             7,298
                                                       2004      1.000          1.134                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.046          1.067                --
                                                       2005      1.057          1.046                --
                                                       2004      0.989          1.057                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.115          1.148                --
                                                       2005      1.060          1.115                --
                                                       2004      1.000          1.060                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.226          1.240                --
                                                       2009      0.999          1.226                --
                                                       2008      1.441          0.999                --
                                                       2007      1.213          1.441                --
                                                       2006      1.167          1.213                --
                                                       2005      1.064          1.167                --
                                                       2004      1.000          1.064                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.162          1.412                --
                                                       2009      0.758          1.162                --
                                                       2008      1.386          0.758                --
                                                       2007      1.166          1.386                --
                                                       2006      1.107          1.166                --
                                                       2005      1.016          1.107                --
                                                       2004      1.000          1.016                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.298          1.220                --
                                                       2007      1.215          1.298                --
                                                       2006      1.055          1.215                --
                                                       2005      1.023          1.055                --
                                                       2004      1.000          1.023                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.132          1.262                --
                                                       2005      1.114          1.132                --
                                                       2004      1.000          1.114                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      0.909          1.110                --
                                                       2009      0.691          0.909                --
                                                       2008      1.188          0.691                --
                                                       2007      1.238          1.188                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.049          1.155                --
                                                       2009      0.880          1.049                --
                                                       2008      1.274          0.880                --
                                                       2007      1.237          1.274                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.955          1.087                --
                                                       2009      0.756          0.955                --
                                                       2008      1.220          0.756                --
                                                       2007      1.280          1.220                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      0.919          0.986                --
                                                       2009      0.661          0.919                --
                                                       2008      1.079          0.661                --
                                                       2007      1.083          1.079                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      0.996          1.065                --
                                                       2009      0.819          0.996                --
                                                       2008      1.302          0.819                --
                                                       2007      1.283          1.302                --
                                                       2006      1.111          1.283                --
                                                       2005      1.067          1.111                --
                                                       2004      1.000          1.067                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.096          1.340                --
                                                       2009      0.786          1.096                --
                                                       2008      1.357          0.786                --
                                                       2007      1.263          1.357                --
                                                       2006      1.146          1.263                --
                                                       2005      1.119          1.146                --
                                                       2004      1.000          1.119                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.778          0.756                --
                                                       2008      1.275          0.778                --
                                                       2007      1.244          1.275                --
                                                       2006      1.106          1.244                --
                                                       2005      1.086          1.106                --
                                                       2004      1.000          1.086                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.060          1.161                --
                                                       2009      0.883          1.060                --
                                                       2008      1.209          0.883                --
                                                       2007      1.116          1.209                --
                                                       2006      1.061          1.116                --
                                                       2005      1.040          1.061                --
                                                       2004      0.945          1.040                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.879          0.937                --
                                                       2009      0.766          0.879                --
                                                       2008      0.995          0.766             6,442
                                                       2007      1.006          0.995             9,730
                                                       2006      0.989          1.006             9,418
                                                       2005      0.989          0.989             8,717
                                                       2004      1.000          0.989                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.234          1.291                --
                                                       2006      1.070          1.234                --
                                                       2005      1.052          1.070                --
                                                       2004      1.000          1.052                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.049          1.091                --
                                                       2006      1.031          1.049                --
                                                       2005      1.003          1.031                --
                                                       2004      1.000          1.003                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.210          1.249                --
                                                       2006      1.115          1.210                --
                                                       2005      1.039          1.115                --
                                                       2004      1.000          1.039                --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.195          1.246                --
                                                       2006      1.089          1.195                --
                                                       2005      1.076          1.089                --
                                                       2004      1.000          1.076                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.276          1.323                --
                                                       2006      1.114          1.276             7,582
                                                       2005      1.104          1.114             7,685
                                                       2004      1.000          1.104                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.372          1.508                --
                                                       2006      1.251          1.372                --
                                                       2005      1.183          1.251                --
                                                       2004      1.000          1.183                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.071          1.102                --
                                                       2005      1.056          1.071                --
                                                       2004      0.981          1.056                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.309          1.259                --
                                                       2007      1.264          1.309                --
                                                       2006      1.334          1.264                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.225          1.391                --
                                                       2009      0.851          1.225                --
                                                       2008      1.148          0.851                --
                                                       2007      1.144          1.148                --
                                                       2006      1.091          1.144                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.428                --
                                                       2006      1.296          1.365                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.012          1.113                --
                                                       2009      0.869          1.012                --
                                                       2008      1.419          0.869                --
                                                       2007      1.416          1.419                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.761          0.864                --
                                                       2009      0.577          0.761                --
                                                       2008      1.010          0.577            10,529
                                                       2007      1.214          1.010             9,391
                                                       2006      1.003          1.214             7,722

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.192          1.392                --
                                                       2009      0.945          1.192                --
                                                       2008      1.294          0.945                --
                                                       2007      1.338          1.294                --
                                                       2006      1.262          1.338                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.303          1.484                --
                                                       2009      0.858          1.303                --
                                                       2008      1.482          0.858                --
                                                       2007      1.530          1.482                --
                                                       2006      1.395          1.530                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.069          1.320                --
                                                       2009      0.815          1.069                --
                                                       2008      1.359          0.815                --
                                                       2007      1.249          1.359                --
                                                       2006      1.265          1.249                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.368          1.466                --
                                                       2009      0.978          1.368                --
                                                       2008      1.722          0.978                --
                                                       2007      1.351          1.722                --
                                                       2006      1.325          1.351                --

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.059          1.275                --
                                                       2009      0.790          1.059                --
                                                       2008      1.256          0.790                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.888          1.066             1,211
                                                       2009      0.665          0.888             1,320
                                                       2008      1.104          0.665             1,150
                                                       2007      1.252          1.104                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.879          0.867                --
                                                       2008      1.204          0.879                --
                                                       2007      1.159          1.204                --
                                                       2006      1.102          1.159                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.247          1.379                --
                                                       2009      0.931          1.247                --
                                                       2008      1.168          0.931                --
                                                       2007      1.120          1.168                --
                                                       2006      1.074          1.120                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.784          0.896                --
                                                       2009      0.678          0.784                --
                                                       2008      1.089          0.678            16,728
                                                       2007      1.072          1.089            17,763
                                                       2006      1.001          1.072             9,022

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.774          0.950                --
                                                       2009      0.627          0.774                --
                                                       2008      1.048          0.627                --
                                                       2007      1.067          1.048                --
                                                       2006      0.964          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.721          0.684                --
                                                       2008      1.288          0.721                --
                                                       2007      1.178          1.288                --
                                                       2006      1.198          1.178                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.579          1.907                --
                                                       2009      0.957          1.579                --
                                                       2008      2.099          0.957                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.276          1.389           110,147
                                                       2009      0.993          1.276           123,124
                                                       2008      1.764          0.993           144,732
                                                       2007      1.688          1.764                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.134          1.197                --
                                                       2009      0.981          1.134                --
                                                       2008      1.076          0.981                --
                                                       2007      1.021          1.076                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.268          1.339                --
                                                       2009      1.143          1.268                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.055          1.198                --
                                                       2009      0.872          1.055                --
                                                       2008      1.330          0.872                --
                                                       2007      1.297          1.330                --
                                                       2006      1.212          1.297                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.150          1.266                --
                                                       2006      1.098          1.150                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.340          1.469                 0
                                                       2009      1.031          1.340                 0
                                                       2008      1.183          1.031             8,976
                                                       2007      1.136          1.183             9,573
                                                       2006      1.102          1.136             9,573

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.821          0.961                --
                                                       2009      0.665          0.821                --
                                                       2008      0.970          0.665                --
                                                       2007      1.024          0.970                --
                                                       2006      1.003          1.024                --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.971          1.090                --
                                                       2009      0.782          0.971                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.029          1.158                --
                                                       2009      0.706          1.029                --
                                                       2008      1.332          0.706                --
                                                       2007      1.133          1.332                --
                                                       2006      1.166          1.133                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.053          1.114                (0)
                                                       2009      0.985          1.053                (0)
                                                       2008      1.044          0.985             5,265
                                                       2007      1.006          1.044             9,323
                                                       2006      0.973          1.006                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.016          1.089                --
                                                       2009      0.880          1.016                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.853          0.998                --
                                                       2009      0.680          0.853                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.030          1.006         3,591,722
                                                       2009      1.050          1.030         5,196,783
                                                       2008      1.045          1.050         5,906,840
                                                       2007      1.019          1.045         5,419,780
                                                       2006      1.001          1.019         3,247,845

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.945          1.033                --
                                                       2009      0.733          0.945                --
                                                       2008      1.193          0.733                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.636          0.662                --
                                                       2008      1.181          0.636                --
                                                       2007      1.163          1.181                --
                                                       2006      1.153          1.163                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.861          0.963                 0
                                                       2009      0.724          0.861                 0
                                                       2008      1.216          0.724             7,698
                                                       2007      1.196          1.216             7,990
                                                       2006      1.172          1.196             8,033

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.795          0.898            39,476
                                                       2009      0.619          0.795            39,529
                                                       2008      1.064          0.619            39,583
                                                       2007      1.055          1.064            39,627
                                                       2006      1.002          1.055            39,664

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.053          1.132                --
                                                       2009      0.894          1.053                --
                                                       2008      1.070          0.894             9,920
                                                       2007      1.037          1.070            10,580
                                                       2006      1.001          1.037            10,580

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.989          1.077                --
                                                       2009      0.818          0.989                --
                                                       2008      1.069          0.818                --
                                                       2007      1.044          1.069                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.921          1.018                --
                                                       2009      0.745          0.921                --
                                                       2008      1.069          0.745                --
                                                       2007      1.049          1.069                --
                                                       2006      1.002          1.049                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.854          0.957            85,477
                                                       2009      0.678          0.854            91,251
                                                       2008      1.069          0.678            98,175
                                                       2007      1.054          1.069           104,041
                                                       2006      1.002          1.054           108,635

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.873          0.976            12,456
                                                       2009      0.713          0.873            13,259

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.061          1.139                (0)
                                                       2009      0.918          1.061                (0)
                                                       2008      1.210          0.918             5,781
                                                       2007      1.189          1.210             8,009
                                                       2006      1.118          1.189             8,053

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.114          1.213                --
                                                       2009      0.944          1.114                --
                                                       2008      1.433          0.944                --
                                                       2007      1.363          1.433                --
                                                       2006      1.239          1.363                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.861          0.974                --
                                                       2009      0.630          0.861                --
                                                       2008      1.085          0.630             8,987
                                                       2007      1.046          1.085             8,884
                                                       2006      0.996          1.046             9,237

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.897          1.023           140,258
                                                       2009      0.642          0.897           262,608
                                                       2008      1.134          0.642           166,329
                                                       2007      1.063          1.134                --
                                                       2006      0.998          1.063                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.802          1.055                --
                                                       2009      0.592          0.802            64,741
                                                       2008      0.906          0.592            19,779

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.128          1.168                --
                                                       2006      1.067          1.128                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.067          1.104                --
                                                       2009      1.045          1.067                --
                                                       2008      1.072          1.045                --
                                                       2007      1.051          1.072                --
                                                       2006      1.020          1.051                --

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.995          1.001                --
                                                       2005      0.990          0.995                --
                                                       2004      1.000          0.990                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.082          1.140                --
                                                       2005      1.047          1.082             7,841
                                                       2004      0.991          1.047                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      0.999          1.017                --
                                                       2006      1.016          0.999                --
                                                       2005      1.019          1.016                --
                                                       2004      1.000          1.019                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.106          1.140                --
                                                       2008      1.081          1.106                --
                                                       2007      1.017          1.081                --
                                                       2006      1.003          1.017                --
                                                       2005      1.002          1.003                --
                                                       2004      1.000          1.002                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.572          1.697                --
                                                       2006      1.260          1.572                --
                                                       2005      1.149          1.260                --
                                                       2004      1.000          1.149                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.412          1.504                --
                                                       2006      1.233          1.412                --
                                                       2005      1.179          1.233                --
                                                       2004      1.000          1.179                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.128          1.198                --
                                                       2005      1.062          1.128                --
                                                       2004      1.000          1.062                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.010          1.074                --
                                                       2005      1.030          1.010                --
                                                       2004      1.000          1.030                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.224          1.334                --
                                                       2005      1.115          1.224                --
                                                       2004      1.000          1.115                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.118          1.172                --
                                                       2005      1.096          1.118             7,621
                                                       2004      1.000          1.096                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.066          1.091                --
                                                       2005      1.064          1.066                --
                                                       2004      1.000          1.064                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.115          1.152                --
                                                       2005      1.084          1.115                --
                                                       2004      1.000          1.084                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.122          1.153                --
                                                       2005      1.057          1.122                --
                                                       2004      1.000          1.057                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.161                --
                                                       2005      1.000          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026            10,313

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      1.000          1.062                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.116                --
                                                       2005      1.000          1.072           102,060

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.059                --
                                                       2005      1.000          1.042                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.223          1.296                --
                                                       2005      1.118          1.223                --
                                                       2004      1.000          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.105          1.166                --
                                                       2005      1.098          1.105                --
                                                       2004      1.000          1.098                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.085          1.118                --
                                                       2005      1.079          1.085             7,906
                                                       2004      1.000          1.079                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.150          1.239                --
                                                       2005      1.106          1.150                --
                                                       2004      0.961          1.106                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.218          1.395                --
                                                       2005      1.138          1.218                --
                                                       2004      1.000          1.138                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.145          1.212                --
                                                       2005      1.106          1.145                --
                                                       2004      1.000          1.106                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.098                --
                                                       2005      1.000          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.094          1.102                --
                                                       2005      1.080          1.094             9,573
                                                       2004      0.970          1.080                --

  Travelers Quality Bond Subaccount (5/03)...........  2006      0.984          0.973                --
                                                       2005      0.992          0.984             8,795
                                                       2004      1.000          0.992                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.097          1.142                --
                                                       2005      1.100          1.097                --
                                                       2004      1.000          1.100                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.265                --
                                                       2005      1.000          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.262                --
                                                       2005      1.000          1.103                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.020                --
                                                       2005      1.041          1.061                --
                                                       2004      0.979          1.041                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.782          0.757                --
                                                       2008      1.247          0.782                --
                                                       2007      1.308          1.247                --
                                                       2006      1.153          1.308                --
                                                       2005      1.134          1.153                --
                                                       2004      1.000          1.134                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.700          0.715                --
                                                       2008      1.258          0.700                --
                                                       2007      1.146          1.258                --
                                                       2006      1.099          1.146                --
                                                       2005      1.043          1.099                --
                                                       2004      1.000          1.043                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.186          1.151                --
                                                       2005      1.058          1.186            13,923
                                                       2004      1.000          1.058             6,266

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.365          1.489           260,760
                                                       2009      0.983          1.365           238,175
                                                       2008      1.634          0.983           313,588
                                                       2007      1.457          1.634           302,749
                                                       2006      1.239          1.457           298,965
                                                       2005      1.113          1.239           283,179
                                                       2004      1.000          1.113            56,118

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.082          1.254           637,392
                                                       2009      0.795          1.082           688,936
                                                       2008      1.453          0.795           784,927
                                                       2007      1.325          1.453           894,474
                                                       2006      1.231          1.325         1,008,487
                                                       2005      1.086          1.231         1,096,818
                                                       2004      1.000          1.086            62,763

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      0.986          1.073           433,511
                                                       2009      0.770          0.986           676,238
                                                       2008      1.269          0.770           712,191
                                                       2007      1.237          1.269           947,241
                                                       2006      1.100          1.237         1,030,688
                                                       2005      1.065          1.100         1,143,451
                                                       2004      1.000          1.065           248,977

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.349          1.331                --
                                                       2005      1.169          1.349           678,965
                                                       2004      1.000          1.169            21,941

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.347          1.744                --
                                                       2005      1.287          1.347            89,921
                                                       2004      1.000          1.287                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.239          1.183                --
                                                       2007      1.185          1.239            80,873
                                                       2006      1.042          1.185            87,735
                                                       2005      1.022          1.042            89,465
                                                       2004      1.000          1.022            11,107

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      0.993          0.935                --
                                                       2007      1.144          0.993            96,887
                                                       2006      1.129          1.144            96,101
                                                       2005      1.093          1.129           119,790
                                                       2004      1.000          1.093            12,455

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.201          1.303                --
                                                       2005      1.116          1.201           328,531
                                                       2004      1.000          1.116             4,832

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.203          1.337                --
                                                       2005      1.119          1.203           158,626
                                                       2004      1.000          1.119            10,114

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.162          1.326           126,803
                                                       2009      0.878          1.162           162,252
                                                       2008      1.570          0.878           171,256
                                                       2007      1.371          1.570           188,373
                                                       2006      1.260          1.371           181,357
                                                       2005      1.107          1.260           148,235
                                                       2004      1.000          1.107            28,719

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.076          1.240                --
                                                       2009      0.812          1.076             5,053
                                                       2008      1.418          0.812             5,024
                                                       2007      1.361          1.418             4,785
                                                       2006      1.225          1.361             4,605
                                                       2005      1.040          1.225             5,132
                                                       2004      1.000          1.040                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.405          1.764           175,491
                                                       2009      1.030          1.405           233,342
                                                       2008      1.747          1.030           200,539
                                                       2007      1.551          1.747           222,946
                                                       2006      1.414          1.551           251,232
                                                       2005      1.227          1.414           238,798
                                                       2004      1.000          1.227            23,433

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.187          1.372                --
                                                       2005      1.100          1.187           104,000
                                                       2004      1.000          1.100                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      2.467          2.238                --
                                                       2007      1.962          2.467           127,952
                                                       2006      1.569          1.962           139,225
                                                       2005      1.261          1.569           137,970
                                                       2004      1.000          1.261             6,091

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.294          1.369           491,308
                                                       2009      0.967          1.294           776,946
                                                       2008      1.661          0.967           734,973
                                                       2007      1.474          1.661         1,009,051
                                                       2006      1.243          1.474         1,120,661
                                                       2005      1.156          1.243           740,036
                                                       2004      1.000          1.156                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.190          1.415                --
                                                       2005      1.119          1.190           413,565
                                                       2004      1.000          1.119            20,151

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.064          1.085                --
                                                       2005      1.076          1.064           135,067
                                                       2004      1.007          1.076            13,701

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.123          1.156                --
                                                       2005      1.068          1.123                --
                                                       2004      1.000          1.068                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.194          1.207                --
                                                       2009      0.973          1.194                --
                                                       2008      1.405          0.973                --
                                                       2007      1.182          1.405                --
                                                       2006      1.139          1.182                --
                                                       2005      1.038          1.139                --
                                                       2004      1.000          1.038                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.201          1.458            30,190
                                                       2009      0.784          1.201            17,501
                                                       2008      1.433          0.784            18,690
                                                       2007      1.206          1.433            20,826
                                                       2006      1.146          1.206            17,567
                                                       2005      1.052          1.146             4,581
                                                       2004      1.000          1.052                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.377          1.294                --
                                                       2007      1.290          1.377                --
                                                       2006      1.120          1.290                --
                                                       2005      1.087          1.120                --
                                                       2004      1.000          1.087                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.143          1.274                --
                                                       2005      1.125          1.143            90,093
                                                       2004      1.000          1.125                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      0.920          1.122            76,310
                                                       2009      0.700          0.920           375,983
                                                       2008      1.203          0.700           361,066
                                                       2007      1.255          1.203           375,920

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.037          1.140                --
                                                       2009      0.870          1.037                --
                                                       2008      1.260          0.870             1,606
                                                       2007      1.224          1.260             4,254

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.956          1.089            51,390
                                                       2009      0.757          0.956            51,398
                                                       2008      1.223          0.757            51,407
                                                       2007      1.284          1.223           223,404

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      0.905          0.971                --
                                                       2009      0.651          0.905                --
                                                       2008      1.064          0.651                --
                                                       2007      1.068          1.064                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.004          1.073                --
                                                       2009      0.826          1.004                --
                                                       2008      1.314          0.826                --
                                                       2007      1.296          1.314                --
                                                       2006      1.122          1.296                --
                                                       2005      1.079          1.122                --
                                                       2004      1.000          1.079                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.139          1.392            26,111
                                                       2009      0.817          1.139            31,574
                                                       2008      1.411          0.817            40,158
                                                       2007      1.314          1.411            37,389
                                                       2006      1.194          1.314            38,121
                                                       2005      1.166          1.194            39,664
                                                       2004      1.000          1.166             7,372

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.765          0.742                --
                                                       2008      1.253          0.765            24,030
                                                       2007      1.224          1.253            23,895
                                                       2006      1.089          1.224            36,493
                                                       2005      1.070          1.089            60,633
                                                       2004      1.000          1.070                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.092          1.196             2,872
                                                       2009      0.911          1.092             2,855
                                                       2008      1.247          0.911             2,845
                                                       2007      1.152          1.247             4,108
                                                       2006      1.096          1.152             4,229
                                                       2005      1.075          1.096             3,702
                                                       2004      1.000          1.075                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.884          0.943           156,088
                                                       2009      0.771          0.884           161,688
                                                       2008      1.002          0.771           151,651
                                                       2007      1.013          1.002           545,659
                                                       2006      0.997          1.013           558,584
                                                       2005      0.997          0.997           588,291
                                                       2004      1.000          0.997            42,987

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.238          1.296                --
                                                       2006      1.074          1.238           229,339
                                                       2005      1.057          1.074           236,481
                                                       2004      1.000          1.057                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.035          1.076                --
                                                       2006      1.017          1.035                --
                                                       2005      0.990          1.017                --
                                                       2004      1.000          0.990                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.226          1.266                --
                                                       2006      1.131          1.226           502,011
                                                       2005      1.054          1.131           718,648
                                                       2004      1.000          1.054                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.183          1.232                --
                                                       2006      1.078          1.183             4,390
                                                       2005      1.065          1.078             4,417
                                                       2004      1.000          1.065             4,371

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.269          1.315                --
                                                       2006      1.108          1.269           230,266
                                                       2005      1.099          1.108           253,593
                                                       2004      1.000          1.099            34,875

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.343          1.477                --
                                                       2006      1.226          1.343           441,478
                                                       2005      1.160          1.226           405,356
                                                       2004      1.000          1.160            24,910

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.118                --
                                                       2005      1.071          1.086            48,184
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.312          1.261                --
                                                       2007      1.267          1.312            25,544
                                                       2006      1.338          1.267            25,965

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.237          1.404           215,815
                                                       2009      0.860          1.237           202,696
                                                       2008      1.161          0.860           247,890
                                                       2007      1.157          1.161           246,784
                                                       2006      1.104          1.157           128,814

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.434                --
                                                       2006      1.302          1.371           347,687

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.015          1.116           244,361
                                                       2009      0.872          1.015           251,633
                                                       2008      1.425          0.872           243,194
                                                       2007      1.422          1.425           349,645

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.760          0.862           134,130
                                                       2009      0.576          0.760           158,046
                                                       2008      1.009          0.576           118,382
                                                       2007      1.214          1.009           110,302
                                                       2006      1.003          1.214           118,556

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.189          1.388               974
                                                       2009      0.944          1.189             1,021
                                                       2008      1.293          0.944             1,023
                                                       2007      1.337          1.293            34,191
                                                       2006      1.261          1.337             1,201

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.307          1.488            25,159
                                                       2009      0.861          1.307            34,601
                                                       2008      1.488          0.861            42,265
                                                       2007      1.537          1.488            65,892
                                                       2006      1.402          1.537            78,692

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.066          1.316             8,097
                                                       2009      0.814          1.066             8,154
                                                       2008      1.358          0.814             8,355
                                                       2007      1.248          1.358             8,393
                                                       2006      1.264          1.248            14,723

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.372          1.469            92,218
                                                       2009      0.981          1.372           375,264
                                                       2008      1.729          0.981           346,151
                                                       2007      1.358          1.729           362,992
                                                       2006      1.331          1.358           361,696

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.060          1.275            22,653
                                                       2009      0.791          1.060            24,515
                                                       2008      1.258          0.791            23,352

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.886          1.063           188,939
                                                       2009      0.664          0.886           189,232
                                                       2008      1.102          0.664           181,467
                                                       2007      1.251          1.102            30,533

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.890          0.878                --
                                                       2008      1.220          0.890            33,588
                                                       2007      1.175          1.220            42,930
                                                       2006      1.118          1.175            50,634

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.259          1.391            42,058
                                                       2009      0.940          1.259            13,654
                                                       2008      1.180          0.940            16,640
                                                       2007      1.131          1.180            19,932
                                                       2006      1.085          1.131            26,317

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.782          0.894           354,038
                                                       2009      0.677          0.782           394,536
                                                       2008      1.088          0.677           427,297
                                                       2007      1.072          1.088           429,266
                                                       2006      1.001          1.072           175,715

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.773          0.947           440,222
                                                       2009      0.626          0.773           491,495
                                                       2008      1.047          0.626           457,927
                                                       2007      1.066          1.047           525,674
                                                       2006      0.964          1.066             1,603

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.715          0.677                --
                                                       2008      1.276          0.715            19,215
                                                       2007      1.168          1.276            21,852
                                                       2006      1.189          1.168            20,827

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.685          2.034           141,046
                                                       2009      1.021          1.685           148,540
                                                       2008      2.242          1.021           128,738

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.283          1.396           214,340
                                                       2009      0.999          1.283           214,349
                                                       2008      1.776          0.999           358,020
                                                       2007      1.700          1.776                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.185          1.250           152,501
                                                       2009      1.026          1.185           160,485
                                                       2008      1.125          1.026           146,214
                                                       2007      1.068          1.125           188,755

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.317          1.391           273,169
                                                       2009      1.188          1.317           250,592

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.040          1.180            20,250
                                                       2009      0.860          1.040            20,562
                                                       2008      1.312          0.860            20,211
                                                       2007      1.280          1.312            19,327
                                                       2006      1.197          1.280            19,233

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.265                --
                                                       2006      1.097          1.149                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.366          1.496           266,885
                                                       2009      1.052          1.366           298,317
                                                       2008      1.207          1.052           311,237
                                                       2007      1.159          1.207           365,741
                                                       2006      1.125          1.159           347,972

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.819          0.959           348,614
                                                       2009      0.664          0.819           767,513
                                                       2008      0.969          0.664           758,747
                                                       2007      1.023          0.969           820,458
                                                       2006      1.003          1.023           373,562

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.966          1.083           187,809
                                                       2009      0.778          0.966           190,168

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.004          1.129             7,119
                                                       2009      0.689          1.004            49,939
                                                       2008      1.301          0.689            52,058
                                                       2007      1.106          1.301            89,678
                                                       2006      1.140          1.106            63,324

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.093          1.156            69,594
                                                       2009      1.022          1.093            47,384
                                                       2008      1.084          1.022            52,852
                                                       2007      1.045          1.084            69,263
                                                       2006      1.011          1.045            36,825

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.029          1.102            27,407
                                                       2009      0.892          1.029            29,848

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.844          0.987            34,360
                                                       2009      0.673          0.844            34,504

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.032          1.007           954,833
                                                       2009      1.052          1.032           993,445
                                                       2008      1.048          1.052         1,168,375
                                                       2007      1.022          1.048         1,099,935
                                                       2006      1.005          1.022           497,072

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.932          1.019            64,230
                                                       2009      0.723          0.932            70,934
                                                       2008      1.178          0.723            82,362

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.630          0.656                --
                                                       2008      1.170          0.630            30,299
                                                       2007      1.153          1.170            27,152
                                                       2006      1.143          1.153            30,138

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.864          0.965            76,287
                                                       2009      0.727          0.864            77,657
                                                       2008      1.221          0.727            79,118
                                                       2007      1.202          1.221            81,922
                                                       2006      1.178          1.202            88,916

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.793          0.896           141,121
                                                       2009      0.618          0.793           199,686
                                                       2008      1.063          0.618           197,166
                                                       2007      1.055          1.063           399,523
                                                       2006      1.002          1.055           389,107

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.051          1.129           367,874
                                                       2009      0.893          1.051           177,679
                                                       2008      1.069          0.893           679,585
                                                       2007      1.037          1.069            48,822
                                                       2006      1.001          1.037            86,553

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.987          1.074           318,372
                                                       2009      0.817          0.987            22,887
                                                       2008      1.068          0.817            23,889
                                                       2007      1.044          1.068            32,410
                                                       2006      1.002          1.044            35,938

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.919          1.016           141,671
                                                       2009      0.744          0.919           484,162
                                                       2008      1.068          0.744           498,088
                                                       2007      1.049          1.068           530,872
                                                       2006      1.002          1.049           535,804

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.853          0.955            65,955
                                                       2009      0.677          0.853            66,003
                                                       2008      1.068          0.677            92,934
                                                       2007      1.054          1.068           781,291
                                                       2006      1.002          1.054           873,317

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.871          0.973            14,062
                                                       2009      0.712          0.871            26,019

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.074          1.152            97,799
                                                       2009      0.930          1.074           134,232
                                                       2008      1.226          0.930           306,439
                                                       2007      1.205          1.226           298,755
                                                       2006      1.134          1.205           285,177

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.132          1.231           158,510
                                                       2009      0.959          1.132           202,736
                                                       2008      1.457          0.959           128,160
                                                       2007      1.386          1.457           171,501
                                                       2006      1.261          1.386           172,731

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.859          0.972           365,128
                                                       2009      0.629          0.859           394,022
                                                       2008      1.085          0.629           398,615
                                                       2007      1.045          1.085           882,712
                                                       2006      0.996          1.045           937,141

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.896          1.021            10,841
                                                       2009      0.641          0.896            11,377
                                                       2008      1.133          0.641            20,525
                                                       2007      1.063          1.133            17,099
                                                       2006      0.998          1.063            17,451

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.916          1.205           111,681
                                                       2009      0.677          0.916            88,307
                                                       2008      1.036          0.677           101,167

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.187                --
                                                       2006      1.085          1.147           147,898

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.096          1.134            91,023
                                                       2009      1.074          1.096           127,573
                                                       2008      1.103          1.074            21,457
                                                       2007      1.081          1.103            29,540
                                                       2006      1.050          1.081            32,369

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998           461,847
                                                       2004      1.000          0.994           122,820

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.097          1.156                --
                                                       2005      1.062          1.097            13,937
                                                       2004      1.000          1.062                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.046          1.064                --
                                                       2006      1.064          1.046           181,886
                                                       2005      1.067          1.064           154,299
                                                       2004      1.000          1.067            45,572

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.150          1.185                --
                                                       2008      1.124          1.150           331,102
                                                       2007      1.059          1.124           398,778
                                                       2006      1.044          1.059           360,763
                                                       2005      1.044          1.044           293,341
                                                       2004      1.000          1.044            68,820

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.583          1.709                --
                                                       2006      1.269          1.583                --
                                                       2005      1.159          1.269                --
                                                       2004      1.000          1.159                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      1.427          1.520                --
                                                       2006      1.246          1.427           384,859
                                                       2005      1.193          1.246           102,196
                                                       2004      1.000          1.193            18,970

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.119          1.189                --
                                                       2005      1.054          1.119            20,086
                                                       2004      1.000          1.054             4,416

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.021          1.085                --
                                                       2005      1.042          1.021            16,276
                                                       2004      1.000          1.042                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.228          1.338                --
                                                       2005      1.119          1.228            22,597
                                                       2004      1.000          1.119                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.124          1.178                --
                                                       2005      1.102          1.124            88,576
                                                       2004      1.000          1.102             2,095

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.079          1.104                --
                                                       2005      1.078          1.079           105,681
                                                       2004      1.000          1.078            18,452

  Travelers Federated Stock Subaccount (6/03)........  2006      1.110          1.146                --
                                                       2005      1.079          1.110             4,249
                                                       2004      1.000          1.079             4,285

  Travelers Large Cap Subaccount (6/03)..............  2006      1.112          1.143                --
                                                       2005      1.048          1.112            15,864
                                                       2004      1.000          1.048            10,882

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.161                --
                                                       2005      1.000          1.094           136,743

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026                --
                                                       2005      1.000          1.025           564,583

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      1.000          1.062            86,003

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.115                --
                                                       2005      1.000          1.072           753,723

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.041          1.059                --
                                                       2005      1.000          1.041            33,375

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.229          1.302                --
                                                       2005      1.124          1.229           314,464
                                                       2004      1.000          1.124                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.080          1.140                --
                                                       2005      1.073          1.080            41,239
                                                       2004      1.000          1.073                --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.101          1.134                --
                                                       2005      1.095          1.101           297,074
                                                       2004      1.000          1.095            10,404

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.261                --
                                                       2005      1.126          1.170           141,133
                                                       2004      1.000          1.126                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.224          1.402                --
                                                       2005      1.145          1.224            57,153
                                                       2004      1.000          1.145             5,671

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.131          1.197                --
                                                       2005      1.093          1.131            19,978
                                                       2004      1.000          1.093             3,277

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.045          1.097                --
                                                       2005      1.000          1.045                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.117          1.125                --
                                                       2005      1.103          1.117           294,318
                                                       2004      1.000          1.103            36,748

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.023          1.011                --
                                                       2005      1.031          1.023            80,963
                                                       2004      1.000          1.031            16,224

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.093          1.138                --
                                                       2005      1.097          1.093            11,831
                                                       2004      1.000          1.097                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.101          1.264                --
                                                       2005      1.000          1.101            14,717

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261                --
                                                       2005      1.000          1.103             1,251

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.092          1.050                --
                                                       2005      1.072          1.092            45,022
                                                       2004      1.000          1.072            24,703

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.778          0.753                --
                                                       2008      1.242          0.778           179,775
                                                       2007      1.302          1.242           258,186
                                                       2006      1.149          1.302           252,550
                                                       2005      1.131          1.149           257,053
                                                       2004      1.000          1.131             4,747

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.695          0.710                --
                                                       2008      1.250          0.695                --
                                                       2007      1.139          1.250                --
                                                       2006      1.093          1.139                --
                                                       2005      1.037          1.093                --
                                                       2004      1.000          1.037                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.348          1.307                --
                                                       2005      1.204          1.348             4,365
                                                       2004      1.139          1.204            10,470
                                                       2003      1.000          1.139             6,103

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2010      1.772          1.931           199,653
                                                       2009      1.277          1.772           204,063
                                                       2008      2.125          1.277           226,187
                                                       2007      1.897          2.125           202,928
                                                       2006      1.615          1.897           203,793
                                                       2005      1.452          1.615           210,761
                                                       2004      1.312          1.452           121,245
                                                       2003      1.000          1.312                --

  American Funds Growth Subaccount (Class 2) (5/03)..  2010      1.361          1.576           472,370
                                                       2009      1.001          1.361           404,448
                                                       2008      1.832          1.001           433,792
                                                       2007      1.673          1.832           625,129
                                                       2006      1.556          1.673           614,733
                                                       2005      1.373          1.556           664,324
                                                       2004      1.251          1.373           521,083
                                                       2003      1.000          1.251            43,903

  American Funds Growth-Income Subaccount (Class 2)
  (5/03).............................................  2010      1.239          1.347           277,975
                                                       2009      0.968          1.239           268,006
                                                       2008      1.597          0.968           267,284
                                                       2007      1.559          1.597           494,541
                                                       2006      1.388          1.559           547,192
                                                       2005      1.344          1.388           541,196
                                                       2004      1.249          1.344           422,154
                                                       2003      1.000          1.249            43,571

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.625          1.603                --
                                                       2005      1.409          1.625            47,279
                                                       2004      1.209          1.409            23,222
                                                       2003      1.000          1.209                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.683          2.177                --
                                                       2005      1.610          1.683           166,130
                                                       2004      1.256          1.610            83,323
                                                       2003      1.000          1.256             2,444

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2008      1.441          1.375                --
                                                       2007      1.379          1.441               582
                                                       2006      1.214          1.379               597
                                                       2005      1.193          1.214               586
                                                       2004      1.164          1.193               574
                                                       2003      1.000          1.164                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/03).....................................  2008      1.256          1.182                --
                                                       2007      1.448          1.256            66,266
                                                       2006      1.430          1.448            72,152
                                                       2005      1.386          1.430            75,972
                                                       2004      1.276          1.386            58,200
                                                       2003      1.000          1.276            16,454

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (3/04).................................  2006      1.290          1.399                --
                                                       2005      1.200          1.290           125,973
                                                       2004      1.078          1.200            90,411
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.287          1.431                --
                                                       2005      1.198          1.287            72,459
                                                       2004      1.071          1.198            57,729
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/03)....................................  2010      1.445          1.648            40,823
                                                       2009      1.094          1.445            27,527
                                                       2008      1.957          1.094            41,767
                                                       2007      1.711          1.957            45,843
                                                       2006      1.574          1.711            56,414
                                                       2005      1.384          1.574            65,739
                                                       2004      1.232          1.384            35,402
                                                       2003      1.000          1.232             8,342

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (7/03)................  2010      1.199          1.379            12,529
                                                       2009      0.905          1.199            12,614
                                                       2008      1.582          0.905            12,574
                                                       2007      1.520          1.582            13,567
                                                       2006      1.370          1.520            13,719
                                                       2005      1.164          1.370            46,059
                                                       2004      1.178          1.164             5,607
                                                       2003      1.000          1.178                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/03).............................................  2010      1.942          2.436           104,765
                                                       2009      1.425          1.942           156,662
                                                       2008      2.420          1.425           172,412
                                                       2007      2.151          2.420           194,438
                                                       2006      1.962          2.151           124,081
                                                       2005      1.705          1.962           132,577
                                                       2004      1.402          1.705           142,852
                                                       2003      1.000          1.402             8,057

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.421          1.641                --
                                                       2005      1.318          1.421           251,494
                                                       2004      1.200          1.318           161,762
                                                       2003      1.000          1.200            52,522

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/03)........................  2008      3.487          3.163                --
                                                       2007      2.776          3.487            85,605
                                                       2006      2.222          2.776            92,669
                                                       2005      1.788          2.222            66,830
                                                       2004      1.470          1.788            40,489
                                                       2003      1.000          1.470                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2010      1.712          1.810           142,996
                                                       2009      1.281          1.712           159,291
                                                       2008      2.203          1.281           129,454
                                                       2007      1.957          2.203           262,279
                                                       2006      1.652          1.957           303,076
                                                       2005      1.537          1.652           162,941
                                                       2004      1.330          1.537           137,393
                                                       2003      1.104          1.330            19,832

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.585          1.883                --
                                                       2005      1.493          1.585           146,752
                                                       2004      1.319          1.493            90,435
                                                       2003      1.000          1.319            12,853

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.044          1.064                --
                                                       2005      1.056          1.044            52,152
                                                       2004      0.989          1.056            18,681

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.206          1.242                --
                                                       2005      1.149          1.206             5,997
                                                       2004      1.088          1.149             6,000
                                                       2003      1.000          1.088             5,964

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/03)............................  2010      1.509          1.526                --
                                                       2009      1.232          1.509                --
                                                       2008      1.779          1.232                --
                                                       2007      1.499          1.779                --
                                                       2006      1.446          1.499                --
                                                       2005      1.319          1.446             2,975
                                                       2004      1.184          1.319             2,832
                                                       2003      1.000          1.184                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/03).....................................  2010      1.534          1.861                --
                                                       2009      1.002          1.534                --
                                                       2008      1.835          1.002                --
                                                       2007      1.546          1.835             2,168
                                                       2006      1.470          1.546                --
                                                       2005      1.351          1.470                --
                                                       2004      1.377          1.351                --
                                                       2003      1.000          1.377                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (6/03).............................................  2008      1.604          0.864                --
                                                       2007      1.504          1.604                --
                                                       2006      1.308          1.504             8,874
                                                       2005      1.270          1.308                --
                                                       2004      1.246          1.270                --
                                                       2003      1.000          1.246                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.507          1.678                --
                                                       2005      1.486          1.507           237,758
                                                       2004      1.326          1.486           196,058
                                                       2003      1.000          1.326            11,508

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.169          1.425            80,241
                                                       2009      0.891          1.169            72,218
                                                       2008      1.533          0.891            98,995
                                                       2007      1.599          1.533           142,582

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.250          1.373                --
                                                       2009      1.049          1.250                --
                                                       2008      1.522          1.049                --
                                                       2007      1.480          1.522                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.239          1.409            26,289
                                                       2009      0.982          1.239            25,930
                                                       2008      1.587          0.982            16,093
                                                       2007      1.668          1.587            63,740

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.159          1.241             4,565
                                                       2009      0.835          1.159             5,045
                                                       2008      1.365          0.835             5,048
                                                       2007      1.371          1.365            41,962

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (6/03)........................  2010      1.262          1.347             7,476
                                                       2009      1.039          1.262             7,755
                                                       2008      1.655          1.039            21,864
                                                       2007      1.633          1.655            38,071
                                                       2006      1.416          1.633            38,725
                                                       2005      1.363          1.416            38,605
                                                       2004      1.266          1.363            21,842
                                                       2003      1.000          1.266             5,804

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (6/03)........................  2010      1.551          1.893            20,925
                                                       2009      1.114          1.551            24,054
                                                       2008      1.926          1.114            26,679
                                                       2007      1.795          1.926            26,547
                                                       2006      1.632          1.795            27,742
                                                       2005      1.595          1.632            30,111
                                                       2004      1.421          1.595            15,641
                                                       2003      1.000          1.421                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2009      0.922          0.895                --
                                                       2008      1.513          0.922           168,076
                                                       2007      1.478          1.513           209,871
                                                       2006      1.317          1.478           221,503
                                                       2005      1.295          1.317           265,824
                                                       2004      1.204          1.295           261,946
                                                       2003      1.000          1.204            10,053

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.051          1.149             1,047
                                                       2009      0.877          1.051             1,063
                                                       2008      1.202          0.877             1,014
                                                       2007      1.112          1.202             2,875
                                                       2006      1.058          1.112             2,681
                                                       2005      1.039          1.058             2,670
                                                       2004      0.945          1.039               437

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (11/03)..........................  2010      0.867          0.923            33,975
                                                       2009      0.757          0.867            35,995
                                                       2008      0.985          0.757            36,025
                                                       2007      0.996          0.985            45,684
                                                       2006      0.981          0.996            46,403
                                                       2005      0.983          0.981            60,512
                                                       2004      0.996          0.983            39,548
                                                       2003      1.000          0.996                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.608          1.683                --
                                                       2006      1.396          1.608            62,018
                                                       2005      1.376          1.396            66,895
                                                       2004      1.302          1.376            34,398
                                                       2003      1.000          1.302             5,619

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.330          1.381                --
                                                       2006      1.308          1.330            49,680
                                                       2005      1.274          1.308            46,771
                                                       2004      1.300          1.274            19,231
                                                       2003      1.000          1.300             5,029

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (6/03).............................................  2007      1.563          1.614                --
                                                       2006      1.443          1.563           162,996
                                                       2005      1.347          1.443           156,558
                                                       2004      1.265          1.347            89,830
                                                       2003      1.000          1.265             9,392

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.430          1.489                --
                                                       2006      1.304          1.430            10,519
                                                       2005      1.291          1.304            10,519
                                                       2004      1.221          1.291            10,519
                                                       2003      1.000          1.221                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.563          1.620                --
                                                       2006      1.367          1.563           119,325
                                                       2005      1.357          1.367           134,532
                                                       2004      1.235          1.357            94,812
                                                       2003      1.000          1.235             4,584

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.748          1.921                --
                                                       2006      1.597          1.748           164,293
                                                       2005      1.513          1.597           233,865
                                                       2004      1.250          1.513           181,375
                                                       2003      1.000          1.250            11,714

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.068          1.099                --
                                                       2005      1.054          1.068           152,865
                                                       2004      0.981          1.054                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.715          1.648                --
                                                       2007      1.658          1.715            37,257
                                                       2006      1.752          1.658            39,756

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.355          1.536           111,631
                                                       2009      0.943          1.355           111,636
                                                       2008      1.274          0.943           160,665
                                                       2007      1.271          1.274           290,661
                                                       2006      1.213          1.271           247,785

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.589          1.661                --
                                                       2006      1.509          1.589           112,764

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.172          1.287           155,743
                                                       2009      1.008          1.172           162,392
                                                       2008      1.649          1.008           170,327
                                                       2007      1.647          1.649           109,978

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.757          0.858            54,595
                                                       2009      0.574          0.757           160,729
                                                       2008      1.008          0.574           164,211
                                                       2007      1.213          1.008           277,823
                                                       2006      1.003          1.213           264,390

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.184          1.380                --
                                                       2009      0.940          1.184                --
                                                       2008      1.289          0.940                --
                                                       2007      1.335          1.289                --
                                                       2006      1.260          1.335                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.613          1.836           132,957
                                                       2009      1.064          1.613            50,307
                                                       2008      1.840          1.064            67,480
                                                       2007      1.903          1.840            51,479
                                                       2006      1.738          1.903            52,793

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.061          1.309                --
                                                       2009      0.811          1.061                --
                                                       2008      1.354          0.811                --
                                                       2007      1.246          1.354                --
                                                       2006      1.263          1.246                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.646          1.761            50,622
                                                       2009      1.178          1.646           108,960
                                                       2008      2.078          1.178            92,366
                                                       2007      1.633          2.078            32,608
                                                       2006      1.603          1.633            49,606

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2010      1.383          1.662                --
                                                       2009      1.034          1.383                --
                                                       2008      1.645          1.034             5,969

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.882          1.057           341,884
                                                       2009      0.662          0.882           360,279
                                                       2008      1.099          0.662           353,144
                                                       2007      1.248          1.099                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.873          0.861                --
                                                       2008      1.197          0.873           152,865
                                                       2007      1.154          1.197           152,865
                                                       2006      1.099          1.154           152,865

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.412          1.559            58,058
                                                       2009      1.056          1.412            70,689
                                                       2008      1.327          1.056            96,180
                                                       2007      1.273          1.327           144,999
                                                       2006      1.222          1.273           148,242

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.780          0.890           254,469
                                                       2009      0.675          0.780           275,312
                                                       2008      1.086          0.675           322,777
                                                       2007      1.071          1.086           485,112
                                                       2006      1.001          1.071           370,933

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.770          0.943            89,131
                                                       2009      0.624          0.770            87,962
                                                       2008      1.045          0.624           119,874
                                                       2007      1.065          1.045           254,850
                                                       2006      0.964          1.065                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.854          0.809                --
                                                       2008      1.527          0.854             5,383
                                                       2007      1.399          1.527            42,097
                                                       2006      1.425          1.399            55,671

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.376          2.866            21,315
                                                       2009      1.442          2.376            31,735
                                                       2008      3.167          1.442            33,162

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.605          1.744            81,624
                                                       2009      1.251          1.605           160,878
                                                       2008      2.226          1.251           112,208
                                                       2007      2.132          2.226             5,549

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.221          1.286            49,179
                                                       2009      1.058          1.221            34,481
                                                       2008      1.161          1.058            55,607
                                                       2007      1.103          1.161           137,932

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.293          1.364           530,733
                                                       2009      1.167          1.293           520,566

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.216          1.378                (0)
                                                       2009      1.006          1.216                (0)
                                                       2008      1.536          1.006             4,831
                                                       2007      1.500          1.536            15,040
                                                       2006      1.403          1.500            32,427

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.262                --
                                                       2006      1.096          1.147                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.329          1.454            95,487
                                                       2009      1.024          1.329            87,391
                                                       2008      1.176          1.024            95,567
                                                       2007      1.131          1.176            30,549
                                                       2006      1.098          1.131            31,271

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.816          0.955            96,299
                                                       2009      0.662          0.816           158,379
                                                       2008      0.967          0.662           152,200
                                                       2007      1.023          0.967           379,616
                                                       2006      1.003          1.023           348,723

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.220          1.367            12,037
                                                       2009      0.983          1.220            12,355

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.319          1.482            10,245
                                                       2009      0.906          1.319            10,448
                                                       2008      1.713          0.906            10,397
                                                       2007      1.459          1.713            22,150
                                                       2006      1.503          1.459            21,547

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.071          1.132           108,189
                                                       2009      1.003          1.071            86,919
                                                       2008      1.065          1.003           125,253
                                                       2007      1.028          1.065           146,957
                                                       2006      0.995          1.028           148,153

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.008          1.078           152,865
                                                       2009      0.874          1.008           152,865

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.983          1.149            25,717
                                                       2009      0.785          0.983            49,793

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.005          0.980         1,480,833
                                                       2009      1.026          1.005         2,374,369
                                                       2008      1.023          1.026         1,756,078
                                                       2007      0.999          1.023         1,507,902
                                                       2006      0.982          0.999           325,640

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.082          1.182            63,943
                                                       2009      0.840          1.082            45,374
                                                       2008      1.370          0.840            37,568

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.735          0.764                --
                                                       2008      1.365          0.735            53,517
                                                       2007      1.347          1.365            15,057
                                                       2006      1.337          1.347            25,678

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.026          1.145           381,257
                                                       2009      0.864          1.026           415,153
                                                       2008      1.453          0.864           411,953
                                                       2007      1.432          1.453           417,281
                                                       2006      1.404          1.432           361,693

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.790          0.892                --
                                                       2009      0.616          0.790                --
                                                       2008      1.061          0.616                --
                                                       2007      1.054          1.061                --
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.047          1.124           230,747
                                                       2009      0.891          1.047           191,838
                                                       2008      1.067          0.891           146,529
                                                       2007      1.036          1.067           133,574
                                                       2006      1.001          1.036           133,574

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.983          1.069            14,482
                                                       2009      0.815          0.983            11,002
                                                       2008      1.066          0.815            13,826
                                                       2007      1.043          1.066                --
                                                       2006      1.002          1.043                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.916          1.011            17,804
                                                       2009      0.742          0.916            17,938
                                                       2008      1.067          0.742            27,996
                                                       2007      1.048          1.067            26,855
                                                       2006      1.002          1.048            26,893

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.850          0.950            33,517
                                                       2009      0.675          0.850            33,566
                                                       2008      1.066          0.675            33,616
                                                       2007      1.053          1.066            33,659
                                                       2006      1.002          1.053            33,696

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.867          0.968           258,672
                                                       2009      0.709          0.867           242,469

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.187          1.272           198,092
                                                       2009      1.028          1.187           158,490
                                                       2008      1.357          1.028           147,867
                                                       2007      1.336          1.357           250,436
                                                       2006      1.257          1.336           268,549

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.105          1.200           176,299
                                                       2009      0.937          1.105           113,444
                                                       2008      1.425          0.937            75,450
                                                       2007      1.357          1.425            91,155
                                                       2006      1.236          1.357           107,603

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.856          0.968           218,946
                                                       2009      0.628          0.856           220,935
                                                       2008      1.083          0.628           260,647
                                                       2007      1.045          1.083           378,012
                                                       2006      0.996          1.045           400,642

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.892          1.016             5,556
                                                       2009      0.640          0.892            79,085
                                                       2008      1.131          0.640            42,962
                                                       2007      1.062          1.131             5,856
                                                       2006      0.998          1.062            28,465

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.029          1.351            50,562
                                                       2009      0.761          1.029            52,869
                                                       2008      1.165          0.761            55,846

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.124          1.163                --
                                                       2006      1.064          1.124            49,479

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.058          1.093                 0
                                                       2009      1.038          1.058                 0
                                                       2008      1.067          1.038            18,687
                                                       2007      1.046          1.067            36,909
                                                       2006      1.017          1.046            39,131

Money Market Portfolio
  Money Market Subaccount (5/03).....................  2006      0.977          0.982                --
                                                       2005      0.973          0.977           427,636
                                                       2004      0.988          0.973           519,442
                                                       2003      1.000          0.988            12,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.079          1.137                --
                                                       2005      1.046          1.079             4,394
                                                       2004      0.991          1.046             4,397

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.080          1.099                --
                                                       2006      1.100          1.080           145,608
                                                       2005      1.105          1.100           155,445
                                                       2004      1.040          1.105            58,433
                                                       2003      1.000          1.040                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2009      1.130          1.164                --
                                                       2008      1.105          1.130           525,364
                                                       2007      1.042          1.105           207,715
                                                       2006      1.029          1.042           222,385
                                                       2005      1.030          1.029           230,687
                                                       2004      1.007          1.030           177,219
                                                       2003      1.000          1.007            44,382

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.986          2.143                --
                                                       2006      1.594          1.986             3,383
                                                       2005      1.457          1.594                --
                                                       2004      1.285          1.457                --
                                                       2003      1.000          1.285                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/03).............................................  2007      2.089          2.224                --
                                                       2006      1.826          2.089            16,766
                                                       2005      1.749          1.826            13,717
                                                       2004      1.421          1.749            21,067
                                                       2003      1.000          1.421                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03).............................................  2006      1.342          1.425                --
                                                       2005      1.265          1.342            57,526
                                                       2004      1.218          1.265            35,130
                                                       2003      1.000          1.218             5,362

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.150          1.222                --
                                                       2005      1.175          1.150           173,605
                                                       2004      1.134          1.175           100,202
                                                       2003      1.000          1.134            31,053

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.608          1.752                --
                                                       2005      1.467          1.608            42,754
                                                       2004      1.291          1.467            19,691
                                                       2003      1.000          1.291                --

  Travelers Equity Income Subaccount (5/03)..........  2006      1.340          1.404                --
                                                       2005      1.315          1.340           385,079
                                                       2004      1.227          1.315           420,661
                                                       2003      1.000          1.227                --

  Travelers Federated High Yield Subaccount (5/03)...  2006      1.186          1.213                --
                                                       2005      1.186          1.186           240,860
                                                       2004      1.102          1.186            80,804
                                                       2003      1.000          1.102                --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.377          1.422                --
                                                       2005      1.341          1.377                --
                                                       2004      1.243          1.341             5,987
                                                       2003      1.000          1.243             5,991

  Travelers Large Cap Subaccount (6/03)..............  2006      1.301          1.337                --
                                                       2005      1.227          1.301            24,312
                                                       2004      1.181          1.227            10,898
                                                       2003      1.000          1.181                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.160                --
                                                       2005      1.000          1.094                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.025                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.061          1.096                --
                                                       2005      1.000          1.061                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.114                --
                                                       2005      1.000          1.071            30,333

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.041          1.058                --
                                                       2005      1.000          1.041                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.426          1.509                --
                                                       2005      1.304          1.426           114,518
                                                       2004      1.154          1.304            86,722
                                                       2003      1.000          1.154                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.425          1.503                --
                                                       2005      1.418          1.425            21,437
                                                       2004      1.274          1.418            15,159
                                                       2003      1.000          1.274             5,805

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.222          1.257                --
                                                       2005      1.217          1.222           276,336
                                                       2004      1.119          1.217           204,411
                                                       2003      1.000          1.119            14,792

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.147          1.236                --
                                                       2005      1.104          1.147           109,504
                                                       2004      0.961          1.104            40,039

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.517          1.738                --
                                                       2005      1.420          1.517            55,914
                                                       2004      1.258          1.420            25,220
                                                       2003      1.000          1.258                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.327          1.403                --
                                                       2005      1.283          1.327            32,382
                                                       2004      1.184          1.283            20,092
                                                       2003      1.000          1.184             4,732

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.045          1.096                --
                                                       2005      1.000          1.045                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.091          1.098                --
                                                       2005      1.079          1.091            32,031
                                                       2004      0.970          1.079            14,580

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/03)...........  2006      1.008          0.995                --
                                                       2005      1.016          1.008           155,175
                                                       2004      1.009          1.016           105,941
                                                       2003      1.000          1.009                --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.306          1.359                --
                                                       2005      1.313          1.306             1,234
                                                       2004      1.221          1.313             1,170
                                                       2003      1.000          1.221                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.101          1.263                --
                                                       2005      1.000          1.101                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.102          1.260                --
                                                       2005      1.000          1.102                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.058          1.017                --
                                                       2005      1.040          1.058            48,194
                                                       2004      0.979          1.040             6,020

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2009      0.984          0.951                --
                                                       2008      1.571          0.984            11,964
                                                       2007      1.649          1.571            39,186
                                                       2006      1.457          1.649            44,172
                                                       2005      1.435          1.457            41,776
                                                       2004      1.253          1.435            47,949
                                                       2003      1.000          1.253             5,339

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2009      0.797          0.815                --
                                                       2008      1.436          0.797             2,786
                                                       2007      1.309          1.436             2,787
                                                       2006      1.257          1.309             2,789
                                                       2005      1.195          1.257             2,790
                                                       2004      1.180          1.195             2,792
                                                       2003      1.000          1.180             2,775




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE REWARD

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.638          1.712           151,351
                                                       2009      1.450          1.638           251,999
                                                       2008      2.180          1.450           324,056
                                                       2007      1.838          2.180           358,482
                                                       2006      1.490          1.838           347,514
                                                       2005      1.297          1.490           270,209
                                                       2004      1.068          1.297            35,539
                                                       2003      1.000          1.068             7,638

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.160          1.166                --
                                                       2005      1.091          1.160           425,221
                                                       2004      1.064          1.091           316,721
                                                       2003      1.000          1.064             9,834

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.632          1.823           349,797
                                                       2009      1.102          1.632           465,847
                                                       2008      2.047          1.102           549,823
                                                       2007      1.563          2.047           627,520
                                                       2006      1.337          1.563           407,429
                                                       2005      1.191          1.337           241,137
                                                       2004      1.123          1.191           111,360
                                                       2003      1.000          1.123            12,237

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.903          1.160                 0
                                                       2008      1.726          0.903            79,119
                                                       2007      1.828          1.726            74,858
                                                       2006      1.642          1.828            81,586
                                                       2005      1.438          1.642            63,239
                                                       2004      1.240          1.438            48,868
                                                       2003      1.000          1.240             6,382

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.171          1.292           102,708
                                                       2009      1.168          1.171            70,276

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.659          2.785                --
                                                       2006      2.041          2.659           494,866
                                                       2005      1.623          2.041           424,756
                                                       2004      1.321          1.623           151,468
                                                       2003      1.000          1.321             6,207

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.489          1.461                --
                                                       2007      1.494          1.489           701,332
                                                       2006      1.411          1.494         1,054,800
                                                       2005      1.318          1.411           959,063
                                                       2004      1.173          1.318           654,169
                                                       2003      1.000          1.173           130,808

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.139          1.283            71,875
                                                       2009      0.868          1.139            71,904
                                                       2008      1.350          0.868            80,810
                                                       2007      1.278          1.350            43,725
                                                       2006      1.193          1.278            54,056
                                                       2005      1.174          1.193            53,735
                                                       2004      1.127          1.174            19,256
                                                       2003      1.000          1.127            59,530

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.175          1.118                --
                                                       2007      1.140          1.175           560,444
                                                       2006      1.007          1.140           592,427
                                                       2005      1.000          1.007           609,125

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.210          1.818           428,110
                                                       2006      1.639          2.210           711,238
                                                       2005      1.498          1.639           759,684
                                                       2004      1.165          1.498           441,155
                                                       2003      1.000          1.165           112,271

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.043          1.014                --
                                                       2007      1.022          1.043           103,435
                                                       2006      0.996          1.022            12,397
                                                       2005      1.000          0.996             4,140

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.206          1.380           636,511
                                                       2009      0.970          1.206           818,275
                                                       2008      1.477          0.970         1,207,246
                                                       2007      1.340          1.477         1,370,698
                                                       2006      1.260          1.340         1,446,302
                                                       2005      1.181          1.260           503,776
                                                       2004      1.117          1.181            90,670
                                                       2003      1.000          1.117            14,597

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.609          1.726                --
                                                       2009      1.109          1.609           232,253
                                                       2008      2.262          1.109           287,834
                                                       2007      2.113          2.262           360,235
                                                       2006      1.763          2.113           355,577
                                                       2005      1.519          1.763           336,204
                                                       2004      1.255          1.519           183,911
                                                       2003      1.000          1.255               823

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.401          1.315                --
                                                       2007      1.411          1.401           448,543
                                                       2006      1.267          1.411           485,254
                                                       2005      1.219          1.267           453,897
                                                       2004      1.129          1.219           265,519
                                                       2003      1.000          1.129            44,529

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.333          1.411           172,109
                                                       2009      1.113          1.333           174,959
                                                       2008      1.480          1.113           444,958
                                                       2007      1.333          1.480           387,365
                                                       2006      1.282          1.333           384,475
                                                       2005      1.207          1.282           365,938
                                                       2004      1.125          1.207           224,931
                                                       2003      1.000          1.125             3,171

  DWS International Subaccount (Class B) (7/03)......  2008      2.137          2.045                --
                                                       2007      1.902          2.137           579,903
                                                       2006      1.542          1.902           601,176
                                                       2005      1.356          1.542           459,260
                                                       2004      1.186          1.356           230,955
                                                       2003      1.000          1.186             9,070

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.436          1.584                --
                                                       2005      1.290          1.436            47,564
                                                       2004      1.177          1.290             8,275
                                                       2003      1.000          1.177            85,792

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.261          1.226                --
                                                       2007      1.228          1.261           414,398
                                                       2006      1.137          1.228           444,758
                                                       2005      1.113          1.137           456,852
                                                       2004      1.065          1.113           193,582
                                                       2003      1.000          1.065             5,512

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.628          1.525                --
                                                       2007      1.606          1.628           644,194
                                                       2006      1.418          1.606           758,864
                                                       2005      1.315          1.418           653,746
                                                       2004      1.157          1.315           288,150
                                                       2003      1.000          1.157             9,007

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.907          0.914                --
                                                       2008      1.197          0.907           967,483
                                                       2007      1.163          1.197         1,147,930
                                                       2006      1.087          1.163         1,216,233
                                                       2005      1.059          1.087           790,500
                                                       2004      1.003          1.059           527,935

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.057          1.019                --
                                                       2007      1.036          1.057         1,062,037
                                                       2006      1.014          1.036           941,396
                                                       2005      1.013          1.014         1,163,620
                                                       2004      0.990          1.013           737,902
                                                       2003      1.000          0.990            48,348

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.570          1.521                --
                                                       2007      1.533          1.570         1,452,009
                                                       2006      1.364          1.533         1,420,588
                                                       2005      1.270          1.364         1,536,278
                                                       2004      1.160          1.270         1,028,966
                                                       2003      1.000          1.160            70,697

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.213          1.270                --
                                                       2005      1.240          1.213           308,745
                                                       2004      1.131          1.240           233,747
                                                       2003      1.000          1.131            18,862

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.536          1.464                --
                                                       2007      1.598          1.536         1,837,451
                                                       2006      1.375          1.598         2,006,875
                                                       2005      1.301          1.375         1,669,361
                                                       2004      1.164          1.301         1,092,256
                                                       2003      1.000          1.164            34,775

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.660          2.034         1,309,522
                                                       2005      1.538          1.660         1,277,808
                                                       2004      1.246          1.538           733,940
                                                       2003      1.000          1.246           136,685

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.133          1.361                --
                                                       2005      1.054          1.133           233,036
                                                       2004      1.000          1.054            19,724

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.531          1.705           278,448
                                                       2009      1.087          1.531           273,582
                                                       2008      2.122          1.087           364,727
                                                       2007      2.039          2.122           572,210
                                                       2006      1.600          2.039           614,032
                                                       2005      1.328          1.600           470,296
                                                       2004      1.182          1.328           206,050
                                                       2003      1.000          1.182             3,098

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.172          1.224           415,383
                                                       2009      1.107          1.172           365,920
                                                       2008      1.077          1.107           326,025
                                                       2007      1.039          1.077           254,820
                                                       2006      1.018          1.039           275,610
                                                       2005      1.013          1.018           272,646
                                                       2004      0.997          1.013           176,629
                                                       2003      1.000          0.997                --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.845          0.847                --
                                                       2008      1.313          0.845         1,409,013
                                                       2007      1.265          1.313         1,983,762
                                                       2006      1.142          1.265         2,073,213
                                                       2005      1.096          1.142         3,045,436
                                                       2004      1.016          1.096         1,153,466

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.310          1.295                --
                                                       2007      1.326          1.310           468,468
                                                       2006      1.225          1.326           496,514
                                                       2005      1.205          1.225           604,103
                                                       2004      1.093          1.205           335,786
                                                       2003      1.000          1.093            59,898

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.061          1.080                --
                                                       2005      1.042          1.061           461,688
                                                       2004      1.005          1.042           109,973

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.226          1.248                --
                                                       2004      1.134          1.226           288,447
                                                       2003      1.000          1.134            12,472

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.209          2.130                --
                                                       2007      1.934          2.209           838,056
                                                       2006      1.573          1.934           558,611
                                                       2005      1.403          1.573           584,601
                                                       2004      1.211          1.403           372,591
                                                       2003      1.000          1.211             1,306

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.491          1.431                --
                                                       2007      1.428          1.491           370,442
                                                       2006      1.345          1.428           518,469
                                                       2005      1.224          1.345           578,030
                                                       2004      1.121          1.224           300,253
                                                       2003      1.000          1.121           193,023

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.292          1.277                --
                                                       2005      1.226          1.292           299,667
                                                       2004      1.112          1.226           150,471
                                                       2003      1.000          1.112                --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.151          1.276                --
                                                       2005      1.037          1.151            96,718

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.570          1.548                --
                                                       2007      1.417          1.570           478,714
                                                       2006      1.253          1.417           475,199
                                                       2005      1.255          1.253           538,468
                                                       2004      1.164          1.255           383,077
                                                       2003      1.000          1.164            80,778

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.267          1.305                --
                                                       2005      1.297          1.267           206,607
                                                       2004      1.124          1.297            86,908
                                                       2003      1.000          1.124            11,434

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.544          1.453                --
                                                       2007      1.456          1.544           189,244
                                                       2006      1.339          1.456            92,947
                                                       2005      1.188          1.339            38,179
                                                       2004      1.166          1.188            29,339
                                                       2003      1.000          1.166                --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.858          0.861                --
                                                       2008      1.254          0.858         2,327,425
                                                       2007      1.213          1.254         2,468,779
                                                       2006      1.113          1.213         2,641,525
                                                       2005      1.077          1.113         2,390,538
                                                       2004      1.000          1.077           621,390

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.040          1.045                --
                                                       2007      1.011          1.040           302,778
                                                       2006      0.987          1.011           358,133
                                                       2005      0.980          0.987           544,740
                                                       2004      0.992          0.980           505,558
                                                       2003      1.000          0.992           195,942

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.113          1.137                --
                                                       2005      1.185          1.113           649,944
                                                       2004      1.195          1.185           429,065
                                                       2003      1.000          1.195            32,143

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.386          1.209                --
                                                       2007      1.333          1.386           389,007
                                                       2006      1.293          1.333           326,052
                                                       2005      1.233          1.293           335,937
                                                       2004      1.134          1.233           132,792
                                                       2003      1.000          1.134             8,495

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.162          1.162                --
                                                       2007      1.125          1.162           615,739
                                                       2006      1.052          1.125         1,054,602
                                                       2005      1.050          1.052           680,339
                                                       2004      0.986          1.050           445,880
                                                       2003      1.000          0.986            45,771

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.128          1.167                --
                                                       2009      0.718          1.128           378,653
                                                       2008      1.363          0.718           343,697
                                                       2007      1.218          1.363           439,513
                                                       2006      1.233          1.218           161,480
                                                       2005      1.215          1.233           132,915
                                                       2004      1.217          1.215            73,206
                                                       2003      1.000          1.217            57,573

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.856          1.727                --
                                                       2007      1.509          1.856           237,055
                                                       2006      1.445          1.509           154,667
                                                       2005      1.321          1.445           224,480
                                                       2004      1.214          1.321           123,320
                                                       2003      1.000          1.214             2,851

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.398          1.591         4,637,994
                                                       2009      0.969          1.398           702,742
                                                       2008      1.298          0.969           411,090

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.061          1.185         2,089,965
                                                       2009      0.883          1.061         2,317,516

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.074          1.219         1,163,446
                                                       2009      0.874          1.074         1,378,302

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.104          1.220           986,874
                                                       2009      0.934          1.104         1,038,545

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.915          1.106         1,164,583
                                                       2009      0.681          0.915         1,410,554
                                                       2008      1.079          0.681         1,654,478

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.803          0.924           937,954
                                                       2009      0.690          0.803           992,643
                                                       2008      1.039          0.690         1,013,968

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.542          3.099           418,861
                                                       2009      1.529          2.542           486,392
                                                       2008      3.485          1.529           452,241
                                                       2007      2.767          3.485           604,489

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.693          1.855           995,566
                                                       2009      1.309          1.693         1,210,101
                                                       2008      2.247          1.309         1,266,452

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.315          1.449         3,975,737
                                                       2009      1.008          1.315         3,529,247
                                                       2008      1.165          1.008           590,942

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.190          1.401           284,309

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.289          1.618           366,182
                                                       2009      0.901          1.289           312,968
                                                       2008      1.456          0.901           213,354

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.358          1.698           143,140
                                                       2009      0.939          1.358           226,339
                                                       2008      1.720          0.939           294,884

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.037          1.102         1,786,855
                                                       2009      0.967          1.037         1,536,247
                                                       2008      1.022          0.967         1,160,353

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.103          1.186           101,171
                                                       2009      0.959          1.103           150,560
                                                       2008      1.224          0.959           163,522

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.085          1.162         1,258,274
                                                       2009      0.994          1.085         1,536,896
                                                       2008      1.459          0.994         1,667,548

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.847          1.816         1,031,489
                                                       2009      1.874          1.847         1,055,912
                                                       2008      1.868          1.874         1,467,055

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.207          1.326           829,849
                                                       2009      0.933          1.207           837,325
                                                       2008      1.515          0.933         1,017,180

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.181          1.327           404,320
                                                       2009      0.989          1.181           530,164
                                                       2008      1.524          0.989           588,336

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.897          1.010           755,899
                                                       2009      0.725          0.897         1,190,775
                                                       2008      1.116          0.725           472,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.973          1.050           744,405
                                                       2009      0.837          0.973           854,064
                                                       2008      1.096          0.837           849,720
                                                       2007      1.071          1.096           712,498
                                                       2006      1.003          1.071           367,219

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.278          1.398           654,349
                                                       2009      1.077          1.278           657,129
                                                       2008      1.546          1.077           629,372

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.403          1.516           165,970

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.919          1.055           875,435
                                                       2009      0.653          0.919         1,112,032
                                                       2008      1.072          0.653           849,286

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.084          1.436           743,130
                                                       2009      0.796          1.084           721,583
                                                       2008      1.211          0.796           668,556





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.633          1.705               --
                                                       2009      1.446          1.633               --
                                                       2008      2.175          1.446               --
                                                       2007      1.835          2.175               --
                                                       2006      1.488          1.835               --
                                                       2005      1.296          1.488               --
                                                       2004      1.068          1.296               --
                                                       2003      1.000          1.068               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.158          1.164               --
                                                       2005      1.090          1.158            7,965
                                                       2004      1.064          1.090            6,583
                                                       2003      1.000          1.064               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.627          1.816               --
                                                       2009      1.098          1.627               --
                                                       2008      2.042          1.098               --
                                                       2007      1.561          2.042               --
                                                       2006      1.335          1.561               --
                                                       2005      1.190          1.335               --
                                                       2004      1.122          1.190               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.901          1.156               --
                                                       2008      1.722          0.901               --
                                                       2007      1.825          1.722               --
                                                       2006      1.640          1.825               --
                                                       2005      1.437          1.640               --
                                                       2004      1.239          1.437               --
                                                       2003      1.000          1.239               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.167          1.287               --
                                                       2009      1.164          1.167               --

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.655          2.780               --
                                                       2006      2.038          2.655              646
                                                       2005      1.621          2.038              650
                                                       2004      1.321          1.621               --
                                                       2003      1.000          1.321               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.486          1.457               --
                                                       2007      1.491          1.486           38,392
                                                       2006      1.410          1.491           38,241
                                                       2005      1.317          1.410           38,076
                                                       2004      1.173          1.317           33,126
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.136          1.278               --
                                                       2009      0.866          1.136               --
                                                       2008      1.347          0.866               --
                                                       2007      1.276          1.347               --
                                                       2006      1.191          1.276               --
                                                       2005      1.173          1.191               --
                                                       2004      1.127          1.173               --
                                                       2003      1.000          1.127               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.174          1.116               --
                                                       2007      1.139          1.174               --
                                                       2006      1.007          1.139               --
                                                       2005      1.000          1.007               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.206          1.814              336
                                                       2006      1.637          2.206              338
                                                       2005      1.497          1.637              340
                                                       2004      1.165          1.497               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.041          1.012               --
                                                       2007      1.021          1.041               --
                                                       2006      0.996          1.021               --
                                                       2005      1.000          0.996               --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.203          1.375              741
                                                       2009      0.967          1.203              742
                                                       2008      1.474          0.967              747
                                                       2007      1.337          1.474               --
                                                       2006      1.258          1.337               --
                                                       2005      1.180          1.258               --
                                                       2004      1.116          1.180               --
                                                       2003      1.000          1.116               --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.604          1.720               --
                                                       2009      1.105          1.604            1,722
                                                       2008      2.257          1.105              336
                                                       2007      2.109          2.257              338
                                                       2006      1.761          2.109              340
                                                       2005      1.518          1.761              342
                                                       2004      1.255          1.518               --
                                                       2003      1.000          1.255               --

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.398          0.848               --
                                                       2007      1.409          1.398               --
                                                       2006      1.265          1.409               --
                                                       2005      1.218          1.265               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.328          1.406            2,993
                                                       2009      1.110          1.328            2,996
                                                       2008      1.476          1.110            1,299
                                                       2007      1.331          1.476            1,307
                                                       2006      1.281          1.331            1,314
                                                       2005      1.206          1.281            1,322
                                                       2004      1.124          1.206               --
                                                       2003      1.000          1.124               --

  DWS International Subaccount (Class B) (7/03)......  2008      2.132          2.040               --
                                                       2007      1.899          2.132               --
                                                       2006      1.540          1.899               --
                                                       2005      1.355          1.540               --
                                                       2004      1.186          1.355               --
                                                       2003      1.000          1.186               --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.434          1.581               --
                                                       2005      1.288          1.434               --
                                                       2004      1.177          1.288               --
                                                       2003      1.000          1.177               --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.258          1.223               --
                                                       2007      1.226          1.258               --
                                                       2006      1.136          1.226               --
                                                       2005      1.112          1.136               --
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.624          1.521               --
                                                       2007      1.603          1.624               --
                                                       2006      1.416          1.603               --
                                                       2005      1.314          1.416               --
                                                       2004      1.157          1.314               --
                                                       2003      1.000          1.157               --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.905          0.912               --
                                                       2008      1.195          0.905           11,051
                                                       2007      1.162          1.195           11,087
                                                       2006      1.086          1.162           11,121
                                                       2005      1.059          1.086               --
                                                       2004      1.003          1.059               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.054          1.016               --
                                                       2007      1.034          1.054               --
                                                       2006      1.013          1.034               --
                                                       2005      1.012          1.013               --
                                                       2004      0.989          1.012               --
                                                       2003      1.000          0.989               --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.566          1.517               --
                                                       2007      1.531          1.566            3,375
                                                       2006      1.362          1.531            3,417
                                                       2005      1.269          1.362            3,379
                                                       2004      1.159          1.269            2,804
                                                       2003      1.000          1.159               --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.212          1.268               --
                                                       2005      1.239          1.212               --
                                                       2004      1.131          1.239               --
                                                       2003      1.000          1.131               --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.533          1.461               --
                                                       2007      1.595          1.533           61,905
                                                       2006      1.373          1.595           61,732
                                                       2005      1.300          1.373           61,883
                                                       2004      1.164          1.300           52,698
                                                       2003      1.000          1.164               --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.658          2.030            2,517
                                                       2005      1.537          1.658            2,748
                                                       2004      1.246          1.537            2,316
                                                       2003      1.000          1.246               --

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.133          1.359               --
                                                       2005      1.054          1.133               --
                                                       2004      1.000          1.054               --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.526          1.698           70,024
                                                       2009      1.084          1.526           70,024
                                                       2008      2.117          1.084           70,024
                                                       2007      2.036          2.117           70,024
                                                       2006      1.598          2.036           70,024
                                                       2005      1.327          1.598           70,024
                                                       2004      1.181          1.327           61,511
                                                       2003      1.000          1.181               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.168          1.220               --
                                                       2009      1.104          1.168               --
                                                       2008      1.075          1.104               --
                                                       2007      1.037          1.075               --
                                                       2006      1.017          1.037               --
                                                       2005      1.012          1.017               --
                                                       2004      0.997          1.012               --
                                                       2003      1.000          0.997               --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.843          0.845               --
                                                       2008      1.311          0.843          482,986
                                                       2007      1.264          1.311          483,054
                                                       2006      1.142          1.264          483,116
                                                       2005      1.096          1.142          477,447
                                                       2004      1.016          1.096               --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.307          1.292               --
                                                       2007      1.324          1.307           37,818
                                                       2006      1.223          1.324           37,734
                                                       2005      1.204          1.223           37,689
                                                       2004      1.093          1.204           32,512
                                                       2003      1.000          1.093               --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.060          1.079               --
                                                       2005      1.042          1.060               --
                                                       2004      1.005          1.042               --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.225          1.246               --
                                                       2004      1.133          1.225               --
                                                       2003      1.000          1.133               --

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.204          2.125               --
                                                       2007      1.930          2.204           35,911
                                                       2006      1.571          1.930           36,265
                                                       2005      1.402          1.571           36,572
                                                       2004      1.211          1.402           32,029
                                                       2003      1.000          1.211               --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.488          1.427               --
                                                       2007      1.425          1.488            5,393
                                                       2006      1.343          1.425            5,362
                                                       2005      1.223          1.343            5,175
                                                       2004      1.121          1.223            4,425
                                                       2003      1.000          1.121               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.290          1.275               --
                                                       2005      1.225          1.290               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.150          1.275               --
                                                       2005      1.037          1.150               --

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.567          1.544               --
                                                       2007      1.414          1.567               --
                                                       2006      1.252          1.414               --
                                                       2005      1.254          1.252               --
                                                       2004      1.164          1.254               --
                                                       2003      1.000          1.164               --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.266          1.303               --
                                                       2005      1.296          1.266               --
                                                       2004      1.123          1.296               --
                                                       2003      1.000          1.123               --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.541          1.450               --
                                                       2007      1.453          1.541               --
                                                       2006      1.338          1.453               --
                                                       2005      1.187          1.338               --
                                                       2004      1.166          1.187               --
                                                       2003      1.000          1.166               --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.856          0.859               --
                                                       2008      1.252          0.856               --
                                                       2007      1.212          1.252          196,105
                                                       2006      1.112          1.212          205,315
                                                       2005      1.077          1.112          198,970
                                                       2004      1.000          1.077               --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.038          1.042               --
                                                       2007      1.010          1.038               --
                                                       2006      0.986          1.010               --
                                                       2005      0.979          0.986               --
                                                       2004      0.991          0.979               --
                                                       2003      1.000          0.991               --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.112          1.135               --
                                                       2005      1.185          1.112               --
                                                       2004      1.195          1.185               --
                                                       2003      1.000          1.195               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.383          1.206               --
                                                       2007      1.330          1.383               --
                                                       2006      1.292          1.330               --
                                                       2005      1.232          1.292               --
                                                       2004      1.134          1.232               --
                                                       2003      1.000          1.134               --

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.159          1.160               --
                                                       2007      1.123          1.159            4,588
                                                       2006      1.051          1.123            4,545
                                                       2005      1.049          1.051            4,425
                                                       2004      0.986          1.049            3,395
                                                       2003      1.000          0.986               --

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.124          1.163               --
                                                       2009      0.716          1.124               --
                                                       2008      1.360          0.716               --
                                                       2007      1.216          1.360               --
                                                       2006      1.232          1.216               --
                                                       2005      1.214          1.232               --
                                                       2004      1.217          1.214               --
                                                       2003      1.000          1.217               --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.852          1.723               --
                                                       2007      1.506          1.852               --
                                                       2006      1.443          1.506               --
                                                       2005      1.320          1.443               --
                                                       2004      1.214          1.320               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.393          1.585           55,333
                                                       2009      0.967          1.393           37,454
                                                       2008      1.295          0.967           37,511

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.058          1.181               --
                                                       2009      0.881          1.058               --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.071          1.216          482,828
                                                       2009      0.872          1.071          482,905

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.101          1.216           10,976
                                                       2009      0.932          1.101           11,012

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.913          1.103           53,698
                                                       2009      0.680          0.913           55,873
                                                       2008      1.077          0.680           70,366

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.801          0.921               --
                                                       2009      0.689          0.801               --
                                                       2008      1.038          0.689               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.534          3.088            1,232
                                                       2009      1.524          2.534            1,234
                                                       2008      3.477          1.524              319
                                                       2007      2.762          3.477              642

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.687          1.847           36,846
                                                       2009      1.305          1.687           34,464
                                                       2008      2.241          1.305           34,716

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.311          1.443          178,038
                                                       2009      1.005          1.311          180,500
                                                       2008      1.162          1.005            3,241

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.186          1.396               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.285          1.612               --
                                                       2009      0.899          1.285               --
                                                       2008      1.453          0.899               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.354          1.691               --
                                                       2009      0.936          1.354               --
                                                       2008      1.716          0.936               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.034          1.098               --
                                                       2009      0.964          1.034               --
                                                       2008      1.019          0.964               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.099          1.181               --
                                                       2009      0.956          1.099               --
                                                       2008      1.221          0.956               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.081          1.158           64,804
                                                       2009      0.991          1.081           64,710
                                                       2008      1.456          0.991           62,146

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.841          1.809               --
                                                       2009      1.869          1.841               --
                                                       2008      1.864          1.869               --

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.203          1.321            3,758
                                                       2009      0.930          1.203            3,788
                                                       2008      1.511          0.930            3,804

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.177          1.322            2,275
                                                       2009      0.986          1.177            2,278
                                                       2008      1.520          0.986              418

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.895          1.007               --
                                                       2009      0.724          0.895               --
                                                       2008      1.115          0.724               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.971          1.048           14,956
                                                       2009      0.835          0.971           36,117
                                                       2008      1.095          0.835           21,253
                                                       2007      1.070          1.095            9,667
                                                       2006      1.003          1.070            9,667

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.274          1.393               --
                                                       2009      1.074          1.274               --
                                                       2008      1.542          1.074               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.398          1.510            2,130

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.917          1.052            6,918
                                                       2009      0.653          0.917            7,493
                                                       2008      1.071          0.653            8,187

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.081          1.430               --
                                                       2009      0.793          1.081               --
                                                       2008      1.209          0.793               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.627          1.699           15,091
                                                       2009      1.442          1.627           13,603
                                                       2008      2.170          1.442           13,003
                                                       2007      1.832          2.170            4,601
                                                       2006      1.486          1.832            4,654
                                                       2005      1.295          1.486            3,429
                                                       2004      1.067          1.295               --
                                                       2003      1.000          1.067               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.157          1.163               --
                                                       2005      1.089          1.157               --
                                                       2004      1.063          1.089               --
                                                       2003      1.000          1.063               --

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.621          1.809           11,651
                                                       2009      1.095          1.621           11,101
                                                       2008      2.038          1.095           11,961
                                                       2007      1.558          2.038           10,277
                                                       2006      1.333          1.558           10,945
                                                       2005      1.189          1.333               --
                                                       2004      1.122          1.189               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.898          1.152               --
                                                       2008      1.718          0.898               --
                                                       2007      1.821          1.718               --
                                                       2006      1.638          1.821               --
                                                       2005      1.436          1.638               --
                                                       2004      1.239          1.436               --
                                                       2003      1.000          1.239               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.163          1.282               --
                                                       2009      1.160          1.163               --

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.650          2.774               --
                                                       2006      2.036          2.650           10,569
                                                       2005      1.620          2.036            4,151
                                                       2004      1.320          1.620               --
                                                       2003      1.000          1.320               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.482          1.454               --
                                                       2007      1.489          1.482            6,048
                                                       2006      1.408          1.489            6,055
                                                       2005      1.316          1.408            6,063
                                                       2004      1.173          1.316               --
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.132          1.273               --
                                                       2009      0.864          1.132               --
                                                       2008      1.344          0.864               --
                                                       2007      1.273          1.344               --
                                                       2006      1.190          1.273               --
                                                       2005      1.172          1.190               --
                                                       2004      1.126          1.172               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.173          1.115               --
                                                       2007      1.139          1.173               --
                                                       2006      1.006          1.139               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.202          1.810           19,244
                                                       2006      1.635          2.202           15,831
                                                       2005      1.496          1.635            4,680
                                                       2004      1.165          1.496               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.040          1.011               --
                                                       2007      1.020          1.040               --
                                                       2006      0.996          1.020               --
                                                       2005      1.000          0.996               --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.199          1.369           61,286
                                                       2009      0.965          1.199           58,359
                                                       2008      1.471          0.965           51,917
                                                       2007      1.335          1.471           53,444
                                                       2006      1.257          1.335           51,325
                                                       2005      1.179          1.257               --
                                                       2004      1.116          1.179               --
                                                       2003      1.000          1.116               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.599          1.714               --
                                                       2009      1.102          1.599            3,411
                                                       2008      2.252          1.102            3,124
                                                       2007      2.106          2.252            3,126
                                                       2006      1.759          2.106            3,128
                                                       2005      1.517          1.759            3,130
                                                       2004      1.254          1.517               --
                                                       2003      1.000          1.254               --

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.395          0.845               --
                                                       2007      1.406          1.395               --
                                                       2006      1.264          1.406               --
                                                       2005      1.217          1.264               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129               --

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.324          1.400            1,752
                                                       2009      1.107          1.324            1,748
                                                       2008      1.473          1.107            1,427
                                                       2007      1.329          1.473            1,608
                                                       2006      1.279          1.329            1,584
                                                       2005      1.205          1.279               --
                                                       2004      1.124          1.205               --
                                                       2003      1.000          1.124               --

  DWS International Subaccount (Class B) (7/03)......  2008      2.127          2.035               --
                                                       2007      1.896          2.127           11,950
                                                       2006      1.539          1.896           15,589
                                                       2005      1.354          1.539               --
                                                       2004      1.186          1.354               --
                                                       2003      1.000          1.186               --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.432          1.578               --
                                                       2005      1.287          1.432               --
                                                       2004      1.176          1.287               --
                                                       2003      1.000          1.176               --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.255          1.220               --
                                                       2007      1.224          1.255           37,460
                                                       2006      1.134          1.224           36,828
                                                       2005      1.112          1.134            8,101
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.621          1.517               --
                                                       2007      1.600          1.621           15,080
                                                       2006      1.414          1.600           19,762
                                                       2005      1.313          1.414           15,225
                                                       2004      1.157          1.313               --
                                                       2003      1.000          1.157               --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.903          0.910               --
                                                       2008      1.193          0.903           42,028
                                                       2007      1.160          1.193           43,215
                                                       2006      1.086          1.160           42,080
                                                       2005      1.059          1.086               --
                                                       2004      1.003          1.059               --

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.052          1.014               --
                                                       2007      1.032          1.052               --
                                                       2006      1.012          1.032               --
                                                       2005      1.011          1.012               --
                                                       2004      0.989          1.011               --
                                                       2003      1.000          0.989               --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.563          1.514               --
                                                       2007      1.528          1.563            8,680
                                                       2006      1.361          1.528           12,633
                                                       2005      1.268          1.361           13,352
                                                       2004      1.159          1.268               --
                                                       2003      1.000          1.159               --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.210          1.266               --
                                                       2005      1.238          1.210               --
                                                       2004      1.130          1.238               --
                                                       2003      1.000          1.130               --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.529          1.457               --
                                                       2007      1.592          1.529           47,665
                                                       2006      1.371          1.592           46,280
                                                       2005      1.299          1.371           13,100
                                                       2004      1.164          1.299               --
                                                       2003      1.000          1.164               --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.656          2.026            4,605
                                                       2005      1.536          1.656            4,611
                                                       2004      1.246          1.536               --
                                                       2003      1.000          1.246               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.132          1.358               --
                                                       2005      1.054          1.132           13,738
                                                       2004      1.000          1.054               --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.521          1.692               --
                                                       2009      1.081          1.521               --
                                                       2008      2.112          1.081               --
                                                       2007      2.032          2.112               --
                                                       2006      1.596          2.032               --
                                                       2005      1.326          1.596               --
                                                       2004      1.181          1.326               --
                                                       2003      1.000          1.181               --

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.164          1.215               --
                                                       2009      1.101          1.164               --
                                                       2008      1.072          1.101           54,175
                                                       2007      1.035          1.072               --
                                                       2006      1.016          1.035               --
                                                       2005      1.011          1.016               --
                                                       2004      0.996          1.011               --
                                                       2003      1.000          0.996               --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.841          0.843               --
                                                       2008      1.309          0.841           69,594
                                                       2007      1.262          1.309           68,657
                                                       2006      1.141          1.262           69,838
                                                       2005      1.096          1.141           35,630
                                                       2004      1.016          1.096               --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.305          1.289               --
                                                       2007      1.321          1.305           12,954
                                                       2006      1.222          1.321           10,532
                                                       2005      1.203          1.222               --
                                                       2004      1.093          1.203               --
                                                       2003      1.000          1.093               --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.060          1.078               --
                                                       2005      1.042          1.060            5,563
                                                       2004      1.005          1.042               --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.224          1.245               --
                                                       2004      1.133          1.224               --
                                                       2003      1.000          1.133               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.199          2.119               --
                                                       2007      1.927          2.199            9,936
                                                       2006      1.569          1.927            9,998
                                                       2005      1.401          1.569            5,033
                                                       2004      1.211          1.401               --
                                                       2003      1.000          1.211               --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.484          1.424               --
                                                       2007      1.423          1.484            1,016
                                                       2006      1.341          1.423            1,002
                                                       2005      1.223          1.341               --
                                                       2004      1.121          1.223               --
                                                       2003      1.000          1.121               --

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.288          1.273               --
                                                       2005      1.225          1.288               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.150          1.274               --
                                                       2005      1.037          1.150               --

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.563          1.540               --
                                                       2007      1.412          1.563               --
                                                       2006      1.250          1.412               --
                                                       2005      1.253          1.250               --
                                                       2004      1.163          1.253               --
                                                       2003      1.000          1.163               --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.264          1.300               --
                                                       2005      1.295          1.264               --
                                                       2004      1.123          1.295               --
                                                       2003      1.000          1.123               --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.537          1.446               --
                                                       2007      1.450          1.537            4,487
                                                       2006      1.336          1.450            4,494
                                                       2005      1.186          1.336               --
                                                       2004      1.166          1.186               --
                                                       2003      1.000          1.166               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.855          0.857               --
                                                       2008      1.249          0.855            6,440
                                                       2007      1.211          1.249           69,225
                                                       2006      1.111          1.211           69,837
                                                       2005      1.077          1.111           69,899
                                                       2004      1.000          1.077               --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.036          1.039               --
                                                       2007      1.008          1.036               --
                                                       2006      0.984          1.008               --
                                                       2005      0.978          0.984               --
                                                       2004      0.991          0.978               --
                                                       2003      1.000          0.991               --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.110          1.133               --
                                                       2005      1.184          1.110               --
                                                       2004      1.195          1.184               --
                                                       2003      1.000          1.195               --

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.380          1.203               --
                                                       2007      1.328          1.380               --
                                                       2006      1.290          1.328               --
                                                       2005      1.231          1.290               --
                                                       2004      1.134          1.231               --
                                                       2003      1.000          1.134               --

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.157          1.157               --
                                                       2007      1.121          1.157               --
                                                       2006      1.049          1.121               --
                                                       2005      1.048          1.049               --
                                                       2004      0.986          1.048               --
                                                       2003      1.000          0.986               --

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.121          1.159               --
                                                       2009      0.714          1.121            3,612
                                                       2008      1.357          0.714            3,985
                                                       2007      1.213          1.357            3,529
                                                       2006      1.230          1.213            3,444
                                                       2005      1.213          1.230               --
                                                       2004      1.217          1.213               --
                                                       2003      1.000          1.217               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.848          1.719               --
                                                       2007      1.503          1.848               --
                                                       2006      1.441          1.503               --
                                                       2005      1.319          1.441               --
                                                       2004      1.214          1.319               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.388          1.579           47,079
                                                       2009      0.964          1.388           10,687
                                                       2008      1.292          0.964           10,830

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.055          1.177            1,507
                                                       2009      0.879          1.055            7,907

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.068          1.212           65,720
                                                       2009      0.869          1.068           66,260

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.098          1.212           36,350
                                                       2009      0.929          1.098           35,908

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.911          1.100           76,744
                                                       2009      0.678          0.911           89,891
                                                       2008      1.075          0.678          121,130

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.800          0.919          190,937
                                                       2009      0.688          0.800          206,568
                                                       2008      1.037          0.688          285,750

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.526          3.076           10,489
                                                       2009      1.520          2.526           11,787
                                                       2008      3.469          1.520           12,691
                                                       2007      2.757          3.469            9,835

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.541          1.686           30,720
                                                       2009      1.193          1.541           41,457
                                                       2008      2.048          1.193           20,278

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.307          1.438          286,931
                                                       2009      1.002          1.307          149,727
                                                       2008      1.159          1.002               --

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.182          1.391            3,334

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.281          1.606            4,460
                                                       2009      0.896          1.281            9,897
                                                       2008      1.449          0.896            4,479

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.349          1.685               --
                                                       2009      0.933          1.349               --
                                                       2008      1.712          0.933               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.031          1.094               --
                                                       2009      0.961          1.031               --
                                                       2008      1.017          0.961               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.096          1.177           39,440
                                                       2009      0.954          1.096           34,844
                                                       2008      1.218          0.954           29,034

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.078          1.153           61,879
                                                       2009      0.988          1.078           68,491
                                                       2008      1.452          0.988           46,409

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.835          1.802           15,934
                                                       2009      1.864          1.835           18,270
                                                       2008      1.859          1.864           15,065

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.199          1.316              712
                                                       2009      0.928          1.199            4,723
                                                       2008      1.507          0.928            4,014

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.173          1.317            7,277
                                                       2009      0.983          1.173           11,075
                                                       2008      1.516          0.983           10,920

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.893          1.005           34,826
                                                       2009      0.722          0.893           34,835
                                                       2008      1.113          0.722               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.969          1.045           58,227
                                                       2009      0.834          0.969           58,157
                                                       2008      1.094          0.834           27,662
                                                       2007      1.070          1.094           24,400
                                                       2006      1.003          1.070           16,032

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.270          1.387              632
                                                       2009      1.071          1.270              633
                                                       2008      1.539          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.277          1.379            9,482

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.916          1.050            3,899
                                                       2009      0.652          0.916           16,093
                                                       2008      1.070          0.652            1,466

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.077          1.425            9,593
                                                       2009      0.791          1.077           15,613
                                                       2008      1.206          0.791            9,714





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.617          1.686            15,666
                                                       2009      1.434          1.617            16,446
                                                       2008      2.160          1.434            15,854
                                                       2007      1.825          2.160            27,002
                                                       2006      1.482          1.825            22,656
                                                       2005      1.293          1.482            23,710
                                                       2004      1.067          1.293            19,240
                                                       2003      1.000          1.067            11,440

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.154          1.159                --
                                                       2005      1.087          1.154           290,401
                                                       2004      1.063          1.087           288,456
                                                       2003      1.000          1.063           167,112

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.611          1.796            42,849
                                                       2009      1.089          1.611            57,355
                                                       2008      2.028          1.089            65,036
                                                       2007      1.552          2.028            59,605
                                                       2006      1.330          1.552            49,800
                                                       2005      1.187          1.330            51,573
                                                       2004      1.121          1.187            56,378
                                                       2003      1.000          1.121            28,484

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.893          1.145                (0)
                                                       2008      1.710          0.893            23,568
                                                       2007      1.815          1.710            27,930
                                                       2006      1.634          1.815            27,698
                                                       2005      1.434          1.634            26,862
                                                       2004      1.238          1.434            14,324
                                                       2003      1.000          1.238             1,309

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.156          1.273            19,497
                                                       2009      1.153          1.156            21,912

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.640          2.763                --
                                                       2006      2.031          2.640           121,269
                                                       2005      1.618          2.031           126,189
                                                       2004      1.320          1.618            57,431
                                                       2003      1.000          1.320            22,637

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.476          1.447                --
                                                       2007      1.484          1.476           435,379
                                                       2006      1.404          1.484           460,599
                                                       2005      1.314          1.404           460,059
                                                       2004      1.172          1.314           298,946
                                                       2003      1.000          1.172           153,167

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.124          1.264             8,262
                                                       2009      0.859          1.124             8,262
                                                       2008      1.338          0.859             8,266
                                                       2007      1.269          1.338             8,266
                                                       2006      1.187          1.269             8,266
                                                       2005      1.170          1.187             8,266
                                                       2004      1.126          1.170                --
                                                       2003      1.000          1.126                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.170          1.112                --
                                                       2007      1.137          1.170           468,489
                                                       2006      1.006          1.137           488,240
                                                       2005      1.000          1.006           403,756

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.195          1.801            85,294
                                                       2006      1.631          2.195            95,229
                                                       2005      1.493          1.631           113,357
                                                       2004      1.164          1.493            85,025
                                                       2003      1.000          1.164            27,729

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.037          1.008                --
                                                       2007      1.019          1.037            49,918
                                                       2006      0.995          1.019            24,664
                                                       2005      1.000          0.995            31,602

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.191          1.359           302,632
                                                       2009      0.959          1.191           458,034
                                                       2008      1.464          0.959           524,155
                                                       2007      1.330          1.464           595,695
                                                       2006      1.253          1.330           616,559
                                                       2005      1.177          1.253           313,252
                                                       2004      1.115          1.177            40,798
                                                       2003      1.000          1.115             9,919

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.588          1.702                --
                                                       2009      1.096          1.588            31,258
                                                       2008      2.242          1.096            73,951
                                                       2007      2.098          2.242            82,343
                                                       2006      1.754          2.098            99,521
                                                       2005      1.514          1.754           104,972
                                                       2004      1.254          1.514            98,828
                                                       2003      1.000          1.254            80,019

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.388          1.302                --
                                                       2007      1.401          1.388           160,579
                                                       2006      1.260          1.401           210,033
                                                       2005      1.215          1.260           176,373
                                                       2004      1.128          1.215           124,026
                                                       2003      1.000          1.128            17,359

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.315          1.390           102,334
                                                       2009      1.101          1.315           113,790
                                                       2008      1.466          1.101           121,650
                                                       2007      1.324          1.466           148,908
                                                       2006      1.276          1.324           136,011
                                                       2005      1.203          1.276           139,318
                                                       2004      1.123          1.203            96,846
                                                       2003      1.000          1.123             4,467

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS International Subaccount (Class B) (7/03)......  2008      2.117          2.025                --
                                                       2007      1.889          2.117           178,211
                                                       2006      1.535          1.889           176,674
                                                       2005      1.352          1.535           131,334
                                                       2004      1.185          1.352           130,051
                                                       2003      1.000          1.185            21,842

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.428          1.572                --
                                                       2005      1.285          1.428                --
                                                       2004      1.176          1.285                --
                                                       2003      1.000          1.176                --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.249          1.214                --
                                                       2007      1.219          1.249           101,585
                                                       2006      1.131          1.219           111,401
                                                       2005      1.110          1.131           107,539
                                                       2004      1.063          1.110           101,837
                                                       2003      1.000          1.063            12,272

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.613          1.510                --
                                                       2007      1.594          1.613           100,502
                                                       2006      1.411          1.594            99,681
                                                       2005      1.311          1.411           116,657
                                                       2004      1.156          1.311            78,630
                                                       2003      1.000          1.156            11,317

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.899          0.906                --
                                                       2008      1.189          0.899           360,131
                                                       2007      1.157          1.189           371,557
                                                       2006      1.084          1.157           296,784
                                                       2005      1.058          1.084           213,886
                                                       2004      1.003          1.058             8,761

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.047          1.009                --
                                                       2007      1.029          1.047           715,867
                                                       2006      1.009          1.029           721,818
                                                       2005      1.010          1.009           755,373
                                                       2004      0.989          1.010           741,711
                                                       2003      1.000          0.989            40,767

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.556          1.506                --
                                                       2007      1.523          1.556           804,221
                                                       2006      1.357          1.523           831,053
                                                       2005      1.266          1.357           798,456
                                                       2004      1.158          1.266           654,549
                                                       2003      1.000          1.158           214,266

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.207          1.262                --
                                                       2005      1.236          1.207            81,798
                                                       2004      1.130          1.236            80,918
                                                       2003      1.000          1.130             3,862

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.522          1.450                --
                                                       2007      1.587          1.522           732,138
                                                       2006      1.368          1.587           806,444
                                                       2005      1.297          1.368           598,995
                                                       2004      1.163          1.297           282,426
                                                       2003      1.000          1.163            25,645

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.652          2.019           442,398
                                                       2005      1.533          1.652           448,368
                                                       2004      1.245          1.533           304,896
                                                       2003      1.000          1.245           107,469

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.131          1.355                --
                                                       2005      1.053          1.131            64,188
                                                       2004      1.000          1.053            50,309

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.511          1.679             7,942
                                                       2009      1.075          1.511             7,965
                                                       2008      2.103          1.075             9,693
                                                       2007      2.025          2.103            46,979
                                                       2006      1.592          2.025            12,823
                                                       2005      1.324          1.592            17,978
                                                       2004      1.180          1.324            17,695
                                                       2003      1.000          1.180             1,413

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.157          1.206           127,009
                                                       2009      1.095          1.157           126,656
                                                       2008      1.068          1.095           124,617
                                                       2007      1.031          1.068           119,639
                                                       2006      1.013          1.031           142,686
                                                       2005      1.010          1.013           153,770
                                                       2004      0.996          1.010           151,122
                                                       2003      1.000          0.996            10,475

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.838          0.839                --
                                                       2008      1.305          0.838         1,581,048
                                                       2007      1.259          1.305         1,490,977
                                                       2006      1.139          1.259         1,538,144
                                                       2005      1.095          1.139         1,523,550
                                                       2004      1.016          1.095         1,103,829

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.299          1.283                --
                                                       2007      1.317          1.299           592,256
                                                       2006      1.219          1.317           613,922
                                                       2005      1.201          1.219           616,581
                                                       2004      1.092          1.201           592,379
                                                       2003      1.000          1.092           138,613

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.058          1.076                --
                                                       2005      1.042          1.058            90,075
                                                       2004      1.005          1.042                --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.222          1.242                --
                                                       2004      1.132          1.222           312,892
                                                       2003      1.000          1.132            20,158

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.189          2.109                --
                                                       2007      1.920          2.189           209,300
                                                       2006      1.565          1.920           255,617
                                                       2005      1.399          1.565           262,838
                                                       2004      1.210          1.399           189,048
                                                       2003      1.000          1.210            88,264

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.477          1.417                --
                                                       2007      1.418          1.477           300,902
                                                       2006      1.338          1.418           278,136
                                                       2005      1.221          1.338           283,186
                                                       2004      1.120          1.221           215,207
                                                       2003      1.000          1.120           119,673

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.285          1.268                --
                                                       2005      1.223          1.285            87,257
                                                       2004      1.110          1.223            70,171
                                                       2003      1.000          1.110            73,182

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.149          1.271                --
                                                       2005      1.037          1.149            49,823

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.556          1.533                --
                                                       2007      1.407          1.556           235,025
                                                       2006      1.247          1.407           250,594
                                                       2005      1.251          1.247           265,905
                                                       2004      1.163          1.251           275,024
                                                       2003      1.000          1.163            60,395

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.261          1.296                --
                                                       2005      1.293          1.261           198,995
                                                       2004      1.122          1.293           187,731
                                                       2003      1.000          1.122             1,201

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.530          1.439                --
                                                       2007      1.445          1.530            35,824
                                                       2006      1.332          1.445            36,664
                                                       2005      1.184          1.332            36,569
                                                       2004      1.165          1.184            22,308
                                                       2003      1.000          1.165            19,438

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.851          0.853                --
                                                       2008      1.245          0.851           822,989
                                                       2007      1.208          1.245           845,420
                                                       2006      1.110          1.208           984,151
                                                       2005      1.076          1.110         1,139,760
                                                       2004      1.000          1.076            89,489

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.031          1.034                --
                                                       2007      1.004          1.031            33,657
                                                       2006      0.982          1.004           146,413
                                                       2005      0.977          0.982            28,760
                                                       2004      0.990          0.977           274,043
                                                       2003      1.000          0.990             6,766

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.107          1.129                --
                                                       2005      1.182          1.107           212,634
                                                       2004      1.194          1.182            42,485
                                                       2003      1.000          1.194                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.374          1.197                --
                                                       2007      1.323          1.374            81,560
                                                       2006      1.287          1.323            71,759
                                                       2005      1.229          1.287            72,117
                                                       2004      1.133          1.229            48,356
                                                       2003      1.000          1.133            16,484

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.151          1.151                --
                                                       2007      1.117          1.151           349,696
                                                       2006      1.047          1.117           353,312
                                                       2005      1.047          1.047           368,592
                                                       2004      0.985          1.047           348,639
                                                       2003      1.000          0.985            33,347

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.113          1.151                --
                                                       2009      0.710          1.113            65,883
                                                       2008      1.350          0.710            74,524
                                                       2007      1.209          1.350            86,576
                                                       2006      1.227          1.209            84,702
                                                       2005      1.211          1.227           149,732
                                                       2004      1.216          1.211            92,170
                                                       2003      1.000          1.216            23,585

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.839          1.710                --
                                                       2007      1.498          1.839           107,814
                                                       2006      1.437          1.498           105,855
                                                       2005      1.317          1.437           102,298
                                                       2004      1.213          1.317            76,106
                                                       2003      1.000          1.213            12,043

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.379          1.567         1,050,209
                                                       2009      0.959          1.379           462,408
                                                       2008      1.286          0.959           555,213

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.050          1.170           723,967
                                                       2009      0.875          1.050           724,442

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.063          1.204         1,504,219
                                                       2009      0.865          1.063         1,366,907

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.092          1.204           438,565
                                                       2009      0.925          1.092           446,559

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.907          1.093           705,602
                                                       2009      0.676          0.907           708,664
                                                       2008      1.072          0.676           773,187

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.797          0.915           543,344
                                                       2009      0.686          0.797           560,177
                                                       2008      1.035          0.686           557,303

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.509          3.053            56,423
                                                       2009      1.512          2.509            89,789
                                                       2008      3.453          1.512            94,074
                                                       2007      2.746          3.453           104,255

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.671          1.826           283,229
                                                       2009      1.294          1.671           291,236
                                                       2008      2.224          1.294           351,642

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.298          1.427         1,149,453
                                                       2009      0.996          1.298         1,372,955
                                                       2008      1.153          0.996           324,220

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.174          1.380            68,065

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.272          1.594            42,063
                                                       2009      0.891          1.272            29,296
                                                       2008      1.442          0.891            36,084

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.340          1.672            71,039
                                                       2009      0.928          1.340            81,041
                                                       2008      1.704          0.928            88,773

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.024          1.086           533,887
                                                       2009      0.956          1.024           617,076
                                                       2008      1.012          0.956           701,637

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.089          1.168            45,833
                                                       2009      0.948          1.089            88,698
                                                       2008      1.212          0.948            85,266

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.071          1.144           485,382
                                                       2009      0.983          1.071           701,651
                                                       2008      1.445          0.983           721,612

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.823          1.789            81,244
                                                       2009      1.853          1.823           252,958
                                                       2008      1.850          1.853           465,455

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.192          1.306           618,059
                                                       2009      0.922          1.192           686,761
                                                       2008      1.500          0.922           760,033

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.165          1.307            99,851
                                                       2009      0.978          1.165            76,059
                                                       2008      1.509          0.978            80,612

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.890          0.999           225,288
                                                       2009      0.720          0.890           227,845
                                                       2008      1.111          0.720           208,244

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.966          1.041           395,524
                                                       2009      0.832          0.966           471,387
                                                       2008      1.092          0.832           325,782
                                                       2007      1.069          1.092           379,953
                                                       2006      1.003          1.069           325,089

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.261          1.377           195,309
                                                       2009      1.065          1.261           240,756
                                                       2008      1.531          1.065           243,676

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.384          1.493            52,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.912          1.045           409,259
                                                       2009      0.650          0.912           386,369
                                                       2008      1.068          0.650           398,832

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.070          1.414           117,116
                                                       2009      0.787          1.070            92,216
                                                       2008      1.200          0.787            93,582

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.611          1.680            185,186
                                                       2009      1.430          1.611            180,142
                                                       2008      2.155          1.430            215,906
                                                       2007      1.822          2.155            312,590
                                                       2006      1.481          1.822            366,397
                                                       2005      1.292          1.481            372,594
                                                       2004      1.066          1.292            255,686
                                                       2003      1.000          1.066             53,333

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.152          1.158                 --
                                                       2005      1.086          1.152          1,412,665
                                                       2004      1.062          1.086          1,319,889
                                                       2003      1.000          1.062            193,955

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.605          1.789            303,140
                                                       2009      1.086          1.605            332,591
                                                       2008      2.024          1.086            428,762
                                                       2007      1.550          2.024            465,065
                                                       2006      1.328          1.550            381,065
                                                       2005      1.186          1.328            362,283
                                                       2004      1.121          1.186            202,175
                                                       2003      1.000          1.121             83,217

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.891          1.141                 --
                                                       2008      1.706          0.891             79,244
                                                       2007      1.812          1.706             95,211
                                                       2006      1.632          1.812            111,268
                                                       2005      1.433          1.632            114,136
                                                       2004      1.238          1.433            153,840
                                                       2003      1.000          1.238              5,549

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.152          1.268             92,221
                                                       2009      1.149          1.152             58,852

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.636          2.758                 --
                                                       2006      2.028          2.636            838,986
                                                       2005      1.616          2.028            899,458
                                                       2004      1.319          1.616            587,875
                                                       2003      1.000          1.319             20,306

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.472          1.443                 --
                                                       2007      1.481          1.472          1,303,173
                                                       2006      1.402          1.481          1,426,094
                                                       2005      1.313          1.402          1,596,211
                                                       2004      1.172          1.313          1,372,525
                                                       2003      1.000          1.172            156,281

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.121          1.259             74,902
                                                       2009      0.856          1.121             76,944
                                                       2008      1.335          0.856             55,365
                                                       2007      1.267          1.335             86,767
                                                       2006      1.185          1.267            101,987
                                                       2005      1.169          1.185            110,465
                                                       2004      1.125          1.169             37,746
                                                       2003      1.000          1.125             20,972

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.169          1.110                 --
                                                       2007      1.137          1.169          2,697,228
                                                       2006      1.006          1.137          2,713,066
                                                       2005      1.000          1.006          2,858,953

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.191          1.797          1,040,641
                                                       2006      1.629          2.191          1,143,930
                                                       2005      1.492          1.629          1,245,319
                                                       2004      1.164          1.492          1,086,069
                                                       2003      1.000          1.164            219,388

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.036          1.007                 --
                                                       2007      1.018          1.036             70,390
                                                       2006      0.995          1.018              7,265
                                                       2005      1.000          0.995              7,272

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.187          1.354          1,847,925
                                                       2009      0.957          1.187          2,268,695
                                                       2008      1.461          0.957          2,595,224
                                                       2007      1.328          1.461          3,220,778
                                                       2006      1.252          1.328          3,496,811
                                                       2005      1.176          1.252          2,323,786
                                                       2004      1.115          1.176            688,589
                                                       2003      1.000          1.115            165,098

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.583          1.696                 --
                                                       2009      1.093          1.583            668,832
                                                       2008      2.237          1.093            782,684
                                                       2007      2.094          2.237            884,298
                                                       2006      1.752          2.094            914,487
                                                       2005      1.513          1.752          1,083,970
                                                       2004      1.253          1.513            654,608
                                                       2003      1.000          1.253            120,691

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.385          1.299                 --
                                                       2007      1.399          1.385            992,695
                                                       2006      1.259          1.399          1,114,920
                                                       2005      1.214          1.259          1,061,409
                                                       2004      1.128          1.214            820,983
                                                       2003      1.000          1.128             98,074

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.311          1.384            477,607
                                                       2009      1.097          1.311            484,982
                                                       2008      1.463          1.097            661,899
                                                       2007      1.322          1.463            770,922
                                                       2006      1.274          1.322            807,263
                                                       2005      1.202          1.274          1,118,378
                                                       2004      1.123          1.202            763,880
                                                       2003      1.000          1.123            115,899

  DWS International Subaccount (Class B) (7/03)......  2008      2.112          2.020                 --
                                                       2007      1.885          2.112            905,996
                                                       2006      1.533          1.885            941,853
                                                       2005      1.350          1.533            739,991
                                                       2004      1.185          1.350            544,810
                                                       2003      1.000          1.185             88,568

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.426          1.570                 --
                                                       2005      1.284          1.426             96,209
                                                       2004      1.175          1.284            100,352
                                                       2003      1.000          1.175             70,396

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.246          1.211                 --
                                                       2007      1.217          1.246          1,314,581
                                                       2006      1.130          1.217          1,305,019
                                                       2005      1.109          1.130          1,413,029
                                                       2004      1.063          1.109          1,135,374
                                                       2003      1.000          1.063            240,677

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.610          1.506                 --
                                                       2007      1.591          1.610          1,507,328
                                                       2006      1.409          1.591          1,597,699
                                                       2005      1.310          1.409          1,630,945
                                                       2004      1.156          1.310          1,070,728
                                                       2003      1.000          1.156            187,464

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.897          0.904                 --
                                                       2008      1.187          0.897          3,143,648
                                                       2007      1.156          1.187          3,060,131
                                                       2006      1.083          1.156          2,698,129
                                                       2005      1.058          1.083          2,090,415
                                                       2004      1.003          1.058            818,805

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.045          1.006                 --
                                                       2007      1.027          1.045          3,343,448
                                                       2006      1.008          1.027          3,490,478
                                                       2005      1.009          1.008          3,471,549
                                                       2004      0.988          1.009          3,241,694
                                                       2003      1.000          0.988            776,414

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.552          1.503                 --
                                                       2007      1.520          1.552          2,573,182
                                                       2006      1.355          1.520          3,220,705
                                                       2005      1.265          1.355          3,877,898
                                                       2004      1.158          1.265          3,402,692
                                                       2003      1.000          1.158            281,093

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.206          1.260                 --
                                                       2005      1.235          1.206          1,093,138
                                                       2004      1.130          1.235            702,747
                                                       2003      1.000          1.130            114,752

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.519          1.447                 --
                                                       2007      1.584          1.519          5,027,960
                                                       2006      1.366          1.584          5,167,979
                                                       2005      1.296          1.366          3,949,262
                                                       2004      1.163          1.296          2,944,614
                                                       2003      1.000          1.163            345,760

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.650          2.016          1,727,703
                                                       2005      1.532          1.650          1,912,056
                                                       2004      1.245          1.532          1,653,878
                                                       2003      1.000          1.245            203,281

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.130          1.354                 --
                                                       2005      1.053          1.130            233,518
                                                       2004      1.000          1.053                 --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.506          1.673            675,876
                                                       2009      1.072          1.506            756,984
                                                       2008      2.098          1.072            794,917
                                                       2007      2.021          2.098            932,133
                                                       2006      1.590          2.021            848,388
                                                       2005      1.323          1.590            918,999
                                                       2004      1.180          1.323            651,961
                                                       2003      1.000          1.180            142,970

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.153          1.201          1,192,613
                                                       2009      1.092          1.153          1,226,957
                                                       2008      1.065          1.092          1,883,030
                                                       2007      1.029          1.065          1,653,043
                                                       2006      1.012          1.029          1,834,004
                                                       2005      1.009          1.012          1,702,600
                                                       2004      0.995          1.009          1,617,923
                                                       2003      1.000          0.995            326,395

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.836          0.837                 --
                                                       2008      1.302          0.836          4,429,979
                                                       2007      1.258          1.302          4,703,657
                                                       2006      1.139          1.258          4,910,402
                                                       2005      1.095          1.139          4,529,817
                                                       2004      1.016          1.095          1,527,819

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.296          1.279                 --
                                                       2007      1.314          1.296          1,452,167
                                                       2006      1.217          1.314          1,728,669
                                                       2005      1.200          1.217          1,715,502
                                                       2004      1.092          1.200          1,606,243
                                                       2003      1.000          1.092            495,171

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.057          1.075                 --
                                                       2005      1.041          1.057            616,698
                                                       2004      1.005          1.041            403,424

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.221          1.241                 --
                                                       2004      1.132          1.221          2,195,972
                                                       2003      1.000          1.132            163,658

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.184          2.104                 --
                                                       2007      1.917          2.184          1,717,858
                                                       2006      1.563          1.917          2,030,052
                                                       2005      1.398          1.563          2,020,976
                                                       2004      1.210          1.398          1,931,793
                                                       2003      1.000          1.210            141,788

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.474          1.414                 --
                                                       2007      1.415          1.474            611,394
                                                       2006      1.336          1.415            679,397
                                                       2005      1.220          1.336            737,651
                                                       2004      1.120          1.220            990,342
                                                       2003      1.000          1.120            158,746

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.283          1.266                 --
                                                       2005      1.222          1.283             92,956
                                                       2004      1.110          1.222             32,352
                                                       2003      1.000          1.110              9,683

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.148          1.270                 --
                                                       2005      1.036          1.148             65,272

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.553          1.529                 --
                                                       2007      1.404          1.553            912,428
                                                       2006      1.245          1.404          1,026,737
                                                       2005      1.250          1.245          1,170,701
                                                       2004      1.163          1.250          1,211,453
                                                       2003      1.000          1.163            384,869

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.259          1.294                 --
                                                       2005      1.292          1.259            732,687
                                                       2004      1.122          1.292            826,372
                                                       2003      1.000          1.122            285,227

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.527          1.436                 --
                                                       2007      1.443          1.527            279,456
                                                       2006      1.331          1.443            274,945
                                                       2005      1.183          1.331            259,942
                                                       2004      1.165          1.183            120,411
                                                       2003      1.000          1.165             32,701

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.849          0.851                 --
                                                       2008      1.243          0.849          4,744,890
                                                       2007      1.206          1.243          5,694,782
                                                       2006      1.109          1.206          5,493,860
                                                       2005      1.076          1.109          5,500,435
                                                       2004      1.000          1.076          1,696,423

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.029          1.032                 --
                                                       2007      1.002          1.029          3,363,453
                                                       2006      0.981          1.002          1,921,703
                                                       2005      0.976          0.981            407,293
                                                       2004      0.990          0.976          1,690,427
                                                       2003      1.000          0.990          1,382,432

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.106          1.127                 --
                                                       2005      1.181          1.106          1,166,411
                                                       2004      1.194          1.181            863,278
                                                       2003      1.000          1.194            113,339

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.371          1.194                 --
                                                       2007      1.321          1.371          1,115,019
                                                       2006      1.285          1.321          1,174,710
                                                       2005      1.228          1.285          1,251,546
                                                       2004      1.133          1.228          1,091,295
                                                       2003      1.000          1.133            113,258

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.149          1.148                 --
                                                       2007      1.115          1.149          1,684,108
                                                       2006      1.045          1.115          1,810,175
                                                       2005      1.046          1.045          1,782,342
                                                       2004      0.985          1.046          1,449,640
                                                       2003      1.000          0.985            154,432

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.110          1.147                 --
                                                       2009      0.708          1.110            341,284
                                                       2008      1.347          0.708            416,050
                                                       2007      1.207          1.347            373,758
                                                       2006      1.225          1.207            418,102
                                                       2005      1.210          1.225            654,505
                                                       2004      1.216          1.210            590,476
                                                       2003      1.000          1.216            175,265

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.835          1.706                 --
                                                       2007      1.495          1.835            444,814
                                                       2006      1.436          1.495            421,434
                                                       2005      1.316          1.436            458,244
                                                       2004      1.213          1.316            494,879
                                                       2003      1.000          1.213             72,271

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.375          1.561          3,271,656
                                                       2009      0.956          1.375            931,655
                                                       2008      1.283          0.956          1,123,073

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.047          1.166          3,941,808
                                                       2009      0.873          1.047          4,584,310

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.060          1.200          3,345,619
                                                       2009      0.863          1.060          4,206,706

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.089          1.200          3,571,647
                                                       2009      0.923          1.089          3,195,710

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.905          1.090          1,901,482
                                                       2009      0.675          0.905          1,947,311
                                                       2008      1.071          0.675          2,449,277

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.795          0.913          7,589,083
                                                       2009      0.685          0.795          8,557,665
                                                       2008      1.034          0.685          9,498,604

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.501          3.041            580,201
                                                       2009      1.507          2.501            607,176
                                                       2008      3.445          1.507            711,476
                                                       2007      2.741          3.445            691,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.665          1.819          1,992,980
                                                       2009      1.291          1.665          2,268,150
                                                       2008      2.219          1.291          2,530,223

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.294          1.422          9,699,285
                                                       2009      0.994          1.294          6,183,121
                                                       2008      1.151          0.994          1,616,410

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.170          1.375            322,408

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.268          1.588            226,351
                                                       2009      0.889          1.268            253,345
                                                       2008      1.439          0.889            290,895

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.336          1.666            264,514
                                                       2009      0.926          1.336            374,727
                                                       2008      1.700          0.926            358,510

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.021          1.082          2,640,347
                                                       2009      0.953          1.021          2,976,550
                                                       2008      1.009          0.953          3,941,577

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.085          1.163            983,870
                                                       2009      0.946          1.085          1,202,296
                                                       2008      1.209          0.946          1,283,925

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.067          1.140          3,397,159
                                                       2009      0.980          1.067          4,308,456
                                                       2008      1.442          0.980          4,594,964

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.817          1.782          1,929,519
                                                       2009      1.848          1.817          2,142,897
                                                       2008      1.846          1.848          2,177,030

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.188          1.301          1,688,013
                                                       2009      0.920          1.188          2,030,441
                                                       2008      1.496          0.920          2,820,514

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.162          1.302          1,080,384
                                                       2009      0.975          1.162          1,152,333
                                                       2008      1.505          0.975          1,385,415

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.888          0.997         11,368,994
                                                       2009      0.719          0.888         11,081,194
                                                       2008      1.109          0.719          3,495,408

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.964          1.038          1,546,348
                                                       2009      0.831          0.964          1,644,787
                                                       2008      1.091          0.831          1,612,912
                                                       2007      1.069          1.091          1,570,181
                                                       2006      1.003          1.069          1,653,919

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.257          1.372            507,445
                                                       2009      1.062          1.257            579,841
                                                       2008      1.527          1.062            724,967

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.379          1.487            762,125

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.911          1.042          1,774,209
                                                       2009      0.649          0.911          1,949,472
                                                       2008      1.067          0.649          2,452,097

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.067          1.409          3,709,066
                                                       2009      0.785          1.067          3,628,350
                                                       2008      1.197          0.785          3,817,198





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.606          1.674               --
                                                       2009      1.426          1.606               --
                                                       2008      2.150          1.426               --
                                                       2007      1.819          2.150               --
                                                       2006      1.479          1.819               --
                                                       2005      1.291          1.479               --
                                                       2004      1.066          1.291               --
                                                       2003      1.000          1.066               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.151          1.156               --
                                                       2005      1.086          1.151               --
                                                       2004      1.062          1.086               --
                                                       2003      1.000          1.062               --

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.600          1.782               --
                                                       2009      1.083          1.600               --
                                                       2008      2.019          1.083               --
                                                       2007      1.547          2.019               --
                                                       2006      1.326          1.547               --
                                                       2005      1.185          1.326               --
                                                       2004      1.121          1.185               --
                                                       2003      1.000          1.121               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.888          1.137               --
                                                       2008      1.702          0.888               --
                                                       2007      1.808          1.702               --
                                                       2006      1.630          1.808               --
                                                       2005      1.431          1.630               --
                                                       2004      1.238          1.431            3,652
                                                       2003      1.000          1.238               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.148          1.263               --
                                                       2009      1.145          1.148               --

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.631          2.753               --
                                                       2006      2.025          2.631               --
                                                       2005      1.615          2.025               --
                                                       2004      1.319          1.615               --
                                                       2003      1.000          1.319               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.469          1.440               --
                                                       2007      1.478          1.469               --
                                                       2006      1.401          1.478               --
                                                       2005      1.312          1.401               --
                                                       2004      1.171          1.312            3,916
                                                       2003      1.000          1.171               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.117          1.254               --
                                                       2009      0.854          1.117               --
                                                       2008      1.332          0.854               --
                                                       2007      1.264          1.332               --
                                                       2006      1.184          1.264               --
                                                       2005      1.168          1.184               --
                                                       2004      1.125          1.168               --
                                                       2003      1.000          1.125               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.167          1.109               --
                                                       2007      1.136          1.167               --
                                                       2006      1.006          1.136               --
                                                       2005      1.000          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.187          1.793            9,292
                                                       2006      1.627          2.187            9,302
                                                       2005      1.491          1.627            9,312
                                                       2004      1.164          1.491            5,292
                                                       2003      1.000          1.164               --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.035          1.005               --
                                                       2007      1.017          1.035               --
                                                       2006      0.995          1.017               --
                                                       2005      1.000          0.995               --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.183          1.349               --
                                                       2009      0.954          1.183               --
                                                       2008      1.457          0.954               --
                                                       2007      1.326          1.457               --
                                                       2006      1.250          1.326               --
                                                       2005      1.175          1.250               --
                                                       2004      1.115          1.175               --
                                                       2003      1.000          1.115               --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.578          1.690               --
                                                       2009      1.090          1.578               --
                                                       2008      2.232          1.090               --
                                                       2007      2.091          2.232               --
                                                       2006      1.750          2.091               --
                                                       2005      1.512          1.750               --
                                                       2004      1.253          1.512            3,462
                                                       2003      1.000          1.253               --

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.382          0.836               --
                                                       2007      1.396          1.382               --
                                                       2006      1.257          1.396               --
                                                       2005      1.213          1.257               --
                                                       2004      1.127          1.213            4,220
                                                       2003      1.000          1.127               --

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.307          1.379            4,845
                                                       2009      1.094          1.307            4,848
                                                       2008      1.460          1.094            4,851
                                                       2007      1.319          1.460            4,854
                                                       2006      1.272          1.319            4,857
                                                       2005      1.201          1.272            4,860
                                                       2004      1.123          1.201               --
                                                       2003      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS International Subaccount (Class B) (7/03)......  2008      2.108          2.015               --
                                                       2007      1.882          2.108               --
                                                       2006      1.531          1.882               --
                                                       2005      1.349          1.531               --
                                                       2004      1.184          1.349               --
                                                       2003      1.000          1.184               --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.425          1.567               --
                                                       2005      1.283          1.425               --
                                                       2004      1.175          1.283               --
                                                       2003      1.000          1.175               --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.244          1.208               --
                                                       2007      1.215          1.244               --
                                                       2006      1.129          1.215               --
                                                       2005      1.108          1.129               --
                                                       2004      1.063          1.108               --
                                                       2003      1.000          1.063               --

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.606          1.502               --
                                                       2007      1.589          1.606               --
                                                       2006      1.407          1.589               --
                                                       2005      1.309          1.407               --
                                                       2004      1.155          1.309               --
                                                       2003      1.000          1.155               --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.895          0.902               --
                                                       2008      1.185          0.895               --
                                                       2007      1.155          1.185               --
                                                       2006      1.083          1.155               --
                                                       2005      1.058          1.083               --
                                                       2004      1.003          1.058               --

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.042          1.004               --
                                                       2007      1.025          1.042               --
                                                       2006      1.007          1.025               --
                                                       2005      1.008          1.007               --
                                                       2004      0.988          1.008               --
                                                       2003      1.000          0.988               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.549          1.499               --
                                                       2007      1.517          1.549               --
                                                       2006      1.354          1.517               --
                                                       2005      1.264          1.354               --
                                                       2004      1.158          1.264               --
                                                       2003      1.000          1.158               --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.204          1.258               --
                                                       2005      1.234          1.204               --
                                                       2004      1.129          1.234               --
                                                       2003      1.000          1.129               --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.516          1.443               --
                                                       2007      1.581          1.516           10,489
                                                       2006      1.364          1.581           10,500
                                                       2005      1.295          1.364            6,511
                                                       2004      1.162          1.295            6,124
                                                       2003      1.000          1.162               --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.647          2.012            1,781
                                                       2005      1.531          1.647            1,787
                                                       2004      1.244          1.531            5,165
                                                       2003      1.000          1.244               --

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.130          1.352               --
                                                       2005      1.053          1.130               --
                                                       2004      1.000          1.053               --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.501          1.667               --
                                                       2009      1.069          1.501               --
                                                       2008      2.093          1.069               --
                                                       2007      2.018          2.093               --
                                                       2006      1.588          2.018               --
                                                       2005      1.322          1.588               --
                                                       2004      1.180          1.322               --
                                                       2003      1.000          1.180               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.149          1.197               --
                                                       2009      1.089          1.149               --
                                                       2008      1.063          1.089               --
                                                       2007      1.028          1.063               --
                                                       2006      1.010          1.028               --
                                                       2005      1.008          1.010               --
                                                       2004      0.995          1.008            5,032
                                                       2003      1.000          0.995               --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.834          0.835               --
                                                       2008      1.300          0.834               --
                                                       2007      1.256          1.300               --
                                                       2006      1.138          1.256               --
                                                       2005      1.095          1.138               --
                                                       2004      1.016          1.095               --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.293          1.276               --
                                                       2007      1.312          1.293               --
                                                       2006      1.215          1.312               --
                                                       2005      1.199          1.215               --
                                                       2004      1.091          1.199            4,259
                                                       2003      1.000          1.091               --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.057          1.074               --
                                                       2005      1.041          1.057               --
                                                       2004      1.005          1.041               --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.220          1.239               --
                                                       2004      1.132          1.220               --
                                                       2003      1.000          1.132               --

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.179          2.099               --
                                                       2007      1.913          2.179               --
                                                       2006      1.561          1.913               --
                                                       2005      1.397          1.561               --
                                                       2004      1.209          1.397               --
                                                       2003      1.000          1.209               --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.471          1.410               --
                                                       2007      1.413          1.471               --
                                                       2006      1.335          1.413               --
                                                       2005      1.219          1.335               --
                                                       2004      1.119          1.219               --
                                                       2003      1.000          1.119               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.282          1.264               --
                                                       2005      1.221          1.282               --
                                                       2004      1.110          1.221               --
                                                       2003      1.000          1.110               --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.147          1.268               --
                                                       2005      1.036          1.147               --

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.549          1.525               --
                                                       2007      1.402          1.549            6,891
                                                       2006      1.244          1.402            6,900
                                                       2005      1.249          1.244            6,910
                                                       2004      1.162          1.249            2,170
                                                       2003      1.000          1.162               --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.258          1.292               --
                                                       2005      1.291          1.258            4,575
                                                       2004      1.122          1.291               --
                                                       2003      1.000          1.122               --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.523          1.432               --
                                                       2007      1.440          1.523               --
                                                       2006      1.329          1.440               --
                                                       2005      1.183          1.329               --
                                                       2004      1.164          1.183               --
                                                       2003      1.000          1.164               --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.847          0.849               --
                                                       2008      1.241          0.847               --
                                                       2007      1.205          1.241               --
                                                       2006      1.108          1.205               --
                                                       2005      1.076          1.108               --
                                                       2004      1.000          1.076               --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.026          1.029               --
                                                       2007      1.001          1.026               --
                                                       2006      0.979          1.001               --
                                                       2005      0.975          0.979               --
                                                       2004      0.990          0.975               --
                                                       2003      1.000          0.990               --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.105          1.125               --
                                                       2005      1.180          1.105               --
                                                       2004      1.193          1.180               --
                                                       2003      1.000          1.193               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.367          1.191               --
                                                       2007      1.319          1.367               --
                                                       2006      1.284          1.319               --
                                                       2005      1.227          1.284               --
                                                       2004      1.132          1.227               --
                                                       2003      1.000          1.132               --

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.146          1.145               --
                                                       2007      1.113          1.146           11,194
                                                       2006      1.044          1.113           11,201
                                                       2005      1.045          1.044           11,208
                                                       2004      0.985          1.045               --
                                                       2003      1.000          0.985               --

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.106          1.143               --
                                                       2009      0.706          1.106               --
                                                       2008      1.344          0.706               --
                                                       2007      1.205          1.344               --
                                                       2006      1.224          1.205               --
                                                       2005      1.209          1.224               --
                                                       2004      1.215          1.209               --
                                                       2003      1.000          1.215               --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.831          1.702               --
                                                       2007      1.493          1.831            8,879
                                                       2006      1.434          1.493            8,884
                                                       2005      1.315          1.434            8,890
                                                       2004      1.212          1.315               --
                                                       2003      1.000          1.212               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.370          1.555            1,970
                                                       2009      0.953          1.370               --
                                                       2008      1.279          0.953               --

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.044          1.162               --
                                                       2009      0.871          1.044               --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.057          1.196            8,804
                                                       2009      0.861          1.057            8,843

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.086          1.197               --
                                                       2009      0.921          1.086               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.903          1.087               --
                                                       2009      0.674          0.903               --
                                                       2008      1.069          0.674               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.794          0.911               --
                                                       2009      0.684          0.794               --
                                                       2008      1.033          0.684               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.493          3.030               --
                                                       2009      1.503          2.493               --
                                                       2008      3.438          1.503               --
                                                       2007      2.735          3.438               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.521          1.661               --
                                                       2009      1.179          1.521               --
                                                       2008      2.028          1.179               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.289          1.416           11,172
                                                       2009      0.991          1.289           11,179
                                                       2008      1.148          0.991           11,187

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.166          1.370               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.264          1.582               --
                                                       2009      0.886          1.264               --
                                                       2008      1.435          0.886               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.332          1.660            8,861
                                                       2009      0.923          1.332            8,867
                                                       2008      1.695          0.923            8,873

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.017          1.078               --
                                                       2009      0.951          1.017               --
                                                       2008      1.007          0.951               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.082          1.159               --
                                                       2009      0.943          1.082               --
                                                       2008      1.206          0.943               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.064          1.136            8,366
                                                       2009      0.977          1.064            8,372
                                                       2008      1.438          0.977            8,378

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.811          1.775               --
                                                       2009      1.843          1.811               --
                                                       2008      1.841          1.843            4,041

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.184          1.296               --
                                                       2009      0.917          1.184               --
                                                       2008      1.493          0.917               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.158          1.297               --
                                                       2009      0.972          1.158               --
                                                       2008      1.502          0.972               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.886          0.994               --
                                                       2009      0.718          0.886               --
                                                       2008      1.108          0.718               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.962          1.036           13,105
                                                       2009      0.830          0.962           13,114
                                                       2008      1.090          0.830           13,124
                                                       2007      1.068          1.090               --
                                                       2006      1.003          1.068               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.253          1.367            4,730
                                                       2009      1.059          1.253            4,733
                                                       2008      1.524          1.059            4,737

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.260          1.358               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.909          1.040               --
                                                       2009      0.648          0.909               --
                                                       2008      1.066          0.648               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.063          1.404               --
                                                       2009      0.783          1.063               --
                                                       2008      1.194          0.783               --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.512          1.574            73,081
                                                       2009      1.343          1.512            69,180
                                                       2008      2.026          1.343            71,036
                                                       2007      1.714          2.026            51,616
                                                       2006      1.395          1.714            53,436
                                                       2005      1.218          1.395            48,071
                                                       2004      1.000          1.218                --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.104          1.109                --
                                                       2005      1.042          1.104            40,866
                                                       2004      1.000          1.042                --

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.418          1.579            38,538
                                                       2009      0.961          1.418            51,638
                                                       2008      1.792          0.961            39,800
                                                       2007      1.373          1.792            68,707
                                                       2006      1.178          1.373            38,551
                                                       2005      1.053          1.178            32,093
                                                       2004      1.000          1.053                --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.696          0.891                 0
                                                       2008      1.335          0.696            68,546
                                                       2007      1.419          1.335            58,050
                                                       2006      1.279          1.419            40,171
                                                       2005      1.124          1.279            16,299
                                                       2004      1.000          1.124                --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      0.899          0.989           122,182
                                                       2009      0.897          0.899           118,832

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.097          2.194                --
                                                       2006      1.615          2.097           548,445
                                                       2005      1.289          1.615           296,934
                                                       2004      1.000          1.289                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.263          1.238                --
                                                       2007      1.272          1.263            84,715
                                                       2006      1.206          1.272            85,324
                                                       2005      1.130          1.206            55,984
                                                       2004      1.000          1.130                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      0.982          1.102                --
                                                       2009      0.751          0.982                --
                                                       2008      1.172          0.751                --
                                                       2007      1.113          1.172                --
                                                       2006      1.043          1.113                --
                                                       2005      1.030          1.043                --
                                                       2004      1.000          1.030                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.166          1.107                --
                                                       2007      1.135          1.166           195,645
                                                       2006      1.006          1.135           194,699
                                                       2005      1.000          1.006           194,098

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.880          1.541           266,013
                                                       2006      1.399          1.880           232,788
                                                       2005      1.283          1.399           194,118
                                                       2004      1.000          1.283                --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.033          1.004                --
                                                       2007      1.017          1.033            21,164
                                                       2006      0.995          1.017            20,150
                                                       2005      1.000          0.995            19,219

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.044          1.190           152,073
                                                       2009      0.843          1.044           176,467
                                                       2008      1.288          0.843           268,155
                                                       2007      1.172          1.288           344,486
                                                       2006      1.106          1.172           362,162
                                                       2005      1.040          1.106           186,159
                                                       2004      1.000          1.040                --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.231          1.319                --
                                                       2009      0.851          1.231           183,070
                                                       2008      1.743          0.851           166,474
                                                       2007      1.634          1.743           190,160
                                                       2006      1.368          1.634           195,277
                                                       2005      1.183          1.368           148,657
                                                       2004      1.000          1.183                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.214          1.138                --
                                                       2007      1.227          1.214           490,349
                                                       2006      1.106          1.227           487,432
                                                       2005      1.067          1.106           366,062
                                                       2004      1.000          1.067                --

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.136          1.198           110,921
                                                       2009      0.952          1.136           109,019
                                                       2008      1.270          0.952           106,480
                                                       2007      1.149          1.270           154,541
                                                       2006      1.108          1.149           145,978
                                                       2005      1.047          1.108           116,009
                                                       2004      1.000          1.047                --

  DWS International Subaccount (Class B) (7/03)......  2008      1.803          1.723                --
                                                       2007      1.611          1.803           127,733
                                                       2006      1.311          1.611           133,712
                                                       2005      1.156          1.311            68,613
                                                       2004      1.000          1.156                --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.211          1.331                --
                                                       2005      1.091          1.211            46,232
                                                       2004      1.000          1.091                --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.168          1.134                --
                                                       2007      1.142          1.168           190,198
                                                       2006      1.061          1.142           195,954
                                                       2005      1.043          1.061           196,685
                                                       2004      1.000          1.043                --

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.342          1.255                --
                                                       2007      1.328          1.342           203,239
                                                       2006      1.177          1.328           126,198
                                                       2005      1.095          1.177           114,247
                                                       2004      1.000          1.095                --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.894          0.900                --
                                                       2008      1.183          0.894         1,147,898
                                                       2007      1.153          1.183           847,834
                                                       2006      1.082          1.153         1,015,564
                                                       2005      1.058          1.082           591,964
                                                       2004      1.002          1.058                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.077          1.037                --
                                                       2007      1.060          1.077           373,016
                                                       2006      1.041          1.060           373,118
                                                       2005      1.043          1.041           283,402
                                                       2004      1.000          1.043                --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.311          1.269                --
                                                       2007      1.285          1.311           256,839
                                                       2006      1.147          1.285           250,962
                                                       2005      1.072          1.147           214,562
                                                       2004      1.000          1.072                --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.066          1.113                --
                                                       2005      1.093          1.066            71,221
                                                       2004      1.000          1.093                --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.314          1.251                --
                                                       2007      1.372          1.314         1,250,438
                                                       2006      1.184          1.372         1,231,102
                                                       2005      1.124          1.184         1,046,070
                                                       2004      1.000          1.124                --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.279          1.561           295,734
                                                       2005      1.189          1.279           308,550
                                                       2004      1.000          1.189                --

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.129          1.351                --
                                                       2005      1.053          1.129            56,182
                                                       2004      1.000          1.053                --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.314          1.458           209,525
                                                       2009      0.937          1.314           244,805
                                                       2008      1.834          0.937           255,122
                                                       2007      1.769          1.834           285,776
                                                       2006      1.393          1.769           251,382
                                                       2005      1.160          1.393           230,741
                                                       2004      1.000          1.160                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.177          1.225           222,238
                                                       2009      1.116          1.177           179,766
                                                       2008      1.089          1.116            51,944
                                                       2007      1.054          1.089            32,550
                                                       2006      1.037          1.054            30,840
                                                       2005      1.035          1.037            25,923
                                                       2004      1.000          1.035                --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.832          0.833                --
                                                       2008      1.298          0.832         2,321,357
                                                       2007      1.255          1.298         2,818,319
                                                       2006      1.137          1.255         2,514,600
                                                       2005      1.095          1.137         2,409,174
                                                       2004      1.016          1.095                --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.188          1.173                --
                                                       2007      1.206          1.188           337,303
                                                       2006      1.118          1.206           333,001
                                                       2005      1.103          1.118           328,946
                                                       2004      1.000          1.103                --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.056          1.073                --
                                                       2005      1.041          1.056           245,486
                                                       2004      1.005          1.041                --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.071          1.088                --
                                                       2004      1.000          1.071                --

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.819          1.752                --
                                                       2007      1.598          1.819           434,395
                                                       2006      1.304          1.598           375,875
                                                       2005      1.168          1.304           214,538
                                                       2004      1.000          1.168                --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.324          1.269                --
                                                       2007      1.272          1.324            11,017
                                                       2006      1.202          1.272            10,961
                                                       2005      1.098          1.202             8,950
                                                       2004      1.000          1.098                --

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.143          1.127                --
                                                       2005      1.089          1.143            44,116
                                                       2004      1.000          1.089                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.147          1.267                --
                                                       2005      1.036          1.147            99,873

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.327          1.306                --
                                                       2007      1.201          1.327            99,001
                                                       2006      1.067          1.201            98,033
                                                       2005      1.072          1.067            62,040
                                                       2004      1.000          1.072                --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.105          1.135                --
                                                       2005      1.135          1.105            17,403
                                                       2004      1.000          1.135                --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.372          1.289                --
                                                       2007      1.297          1.372            25,712
                                                       2006      1.198          1.297             6,636
                                                       2005      1.066          1.198            11,923
                                                       2004      1.000          1.066                --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.845          0.847                --
                                                       2008      1.239          0.845         1,314,207
                                                       2007      1.203          1.239         1,664,296
                                                       2006      1.107          1.203         1,632,161
                                                       2005      1.076          1.107         1,428,113
                                                       2004      1.000          1.076                --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.043          1.046                --
                                                       2007      1.017          1.043           196,222
                                                       2006      0.996          1.017                --
                                                       2005      0.993          0.996             9,985
                                                       2004      1.000          0.993                --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.970          0.988                --
                                                       2005      1.037          0.970            53,574
                                                       2004      1.000          1.037                --

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.203          1.048                --
                                                       2007      1.160          1.203           158,883
                                                       2006      1.130          1.160           157,323
                                                       2005      1.081          1.130            68,782
                                                       2004      1.000          1.081                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.207          1.206                --
                                                       2007      1.173          1.207           114,490
                                                       2006      1.100          1.173           110,442
                                                       2005      1.102          1.100           105,435
                                                       2004      1.000          1.102                --

  DWS Technology Subaccount (Class B) (7/03).........  2010      0.948          0.979                --
                                                       2009      0.605          0.948            36,606
                                                       2008      1.153          0.605            23,992
                                                       2007      1.034          1.153            25,642
                                                       2006      1.051          1.034            23,793
                                                       2005      1.039          1.051            13,373
                                                       2004      1.000          1.039                --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.540          1.432                --
                                                       2007      1.257          1.540            80,569
                                                       2006      1.207          1.257            84,704
                                                       2005      1.108          1.207            68,246
                                                       2004      1.000          1.108                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.258          1.427         1,214,565
                                                       2009      0.876          1.258           361,978
                                                       2008      1.176          0.876           385,139

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.041          1.159         1,158,647
                                                       2009      0.869          1.041         1,301,757

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.054          1.193         1,927,428
                                                       2009      0.859          1.054         2,373,357

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.083          1.193           629,188
                                                       2009      0.919          1.083           840,281

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.901          1.084           344,056
                                                       2009      0.672          0.901           471,353
                                                       2008      1.068          0.672           476,038

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.793          0.909         5,475,523
                                                       2009      0.683          0.793         5,861,192
                                                       2008      1.032          0.683         6,465,586

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.984          2.410           943,029
                                                       2009      1.197          1.984           892,303
                                                       2008      2.739          1.197           905,065
                                                       2007      2.180          2.739           676,155

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.308          1.428           806,057
                                                       2009      1.015          1.308           899,599
                                                       2008      1.746          1.015           818,702

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.356          1.489         2,287,368
                                                       2009      1.043          1.356         2,366,429
                                                       2008      1.208          1.043           145,218

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      0.999          1.173            35,956

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.137          1.422            32,540
                                                       2009      0.798          1.137            21,254
                                                       2008      1.292          0.798             6,630

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.119          1.394            78,094
                                                       2009      0.776          1.119            78,879
                                                       2008      1.426          0.776            72,325

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.050          1.112           373,881
                                                       2009      0.982          1.050           378,820
                                                       2008      1.041          0.982           617,512

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.015          1.087           137,410
                                                       2009      0.886          1.015           144,770
                                                       2008      1.133          0.886           186,012

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      0.922          0.983           878,941
                                                       2009      0.847          0.922           974,718
                                                       2008      1.247          0.847           869,587

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.555          1.523           199,993
                                                       2009      1.583          1.555           200,325
                                                       2008      1.582          1.583           346,922

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.001          1.096           215,517
                                                       2009      0.776          1.001           323,111
                                                       2008      1.264          0.776           250,003

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      0.967          1.082           112,887
                                                       2009      0.812          0.967           169,130
                                                       2008      1.255          0.812           196,972

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.884          0.991         2,213,548
                                                       2009      0.716          0.884         2,295,293
                                                       2008      1.106          0.716           151,951

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.961          1.033           224,192
                                                       2009      0.829          0.961           226,540
                                                       2008      1.089          0.829           201,892
                                                       2007      1.068          1.089           131,504
                                                       2006      1.003          1.068            45,191

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.073          1.169            77,756
                                                       2009      0.907          1.073            77,566
                                                       2008      1.305          0.907            96,735

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.165          1.255           203,304

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.907          1.038            93,124
                                                       2009      0.647          0.907           107,698
                                                       2008      1.064          0.647            88,269

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.934          1.233         1,273,867
                                                       2009      0.688          0.934         1,433,813
                                                       2008      1.050          0.688         1,522,492





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.596          1.661           466,672
                                                       2009      1.418          1.596           502,387
                                                       2008      2.141          1.418           609,912
                                                       2007      1.812          2.141           841,706
                                                       2006      1.475          1.812           954,561
                                                       2005      1.289          1.475           656,810
                                                       2004      1.065          1.289           334,463
                                                       2003      1.000          1.065            34,545

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.148          1.153                --
                                                       2005      1.084          1.148         2,166,535
                                                       2004      1.061          1.084         1,724,029
                                                       2003      1.000          1.061           441,365

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.590          1.769           449,870
                                                       2009      1.077          1.590           570,495
                                                       2008      2.010          1.077           611,970
                                                       2007      1.541          2.010           658,846
                                                       2006      1.323          1.541           600,391
                                                       2005      1.184          1.323           642,291
                                                       2004      1.120          1.184           556,625
                                                       2003      1.000          1.120           113,802

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.884          1.130                --
                                                       2008      1.695          0.884           346,291
                                                       2007      1.802          1.695           390,487
                                                       2006      1.626          1.802           496,936
                                                       2005      1.429          1.626           219,867
                                                       2004      1.237          1.429           202,959
                                                       2003      1.000          1.237            18,863

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.141          1.253           408,685
                                                       2009      1.138          1.141           401,383

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.622          2.742                --
                                                       2006      2.020          2.622           948,578
                                                       2005      1.613          2.020           735,007
                                                       2004      1.318          1.613           524,512
                                                       2003      1.000          1.318            46,378

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.462          1.433                --
                                                       2007      1.473          1.462         1,957,357
                                                       2006      1.397          1.473         2,180,835
                                                       2005      1.310          1.397         2,272,159
                                                       2004      1.171          1.310         1,821,314
                                                       2003      1.000          1.171           355,123

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.110          1.245            45,999
                                                       2009      0.849          1.110            76,712
                                                       2008      1.326          0.849            83,716
                                                       2007      1.260          1.326           102,064
                                                       2006      1.181          1.260           127,439
                                                       2005      1.167          1.181           129,208
                                                       2004      1.125          1.167            57,306
                                                       2003      1.000          1.125             1,411

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.165          1.106                --
                                                       2007      1.134          1.165         1,744,123
                                                       2006      1.006          1.134         1,811,337
                                                       2005      1.000          1.006         2,015,491

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.179          1.785         1,335,618
                                                       2006      1.623          2.179         1,312,269
                                                       2005      1.489          1.623         1,397,745
                                                       2004      1.163          1.489         1,223,976
                                                       2003      1.000          1.163           228,244

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.032          1.002                --
                                                       2007      1.016          1.032            25,670
                                                       2006      0.994          1.016            35,874
                                                       2005      1.000          0.994            16,230

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.175          1.339         1,689,027
                                                       2009      0.949          1.175         1,854,414
                                                       2008      1.451          0.949         2,033,540
                                                       2007      1.321          1.451         2,742,057
                                                       2006      1.247          1.321         3,473,765
                                                       2005      1.173          1.247         2,534,205
                                                       2004      1.114          1.173           816,394
                                                       2003      1.000          1.114           106,779

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.568          1.679                --
                                                       2009      1.084          1.568           512,175
                                                       2008      2.222          1.084           561,168
                                                       2007      2.083          2.222           668,194
                                                       2006      1.745          2.083           714,356
                                                       2005      1.510          1.745           757,456
                                                       2004      1.252          1.510           517,921
                                                       2003      1.000          1.252           104,480

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.376          1.290                --
                                                       2007      1.391          1.376         2,404,504
                                                       2006      1.254          1.391         2,621,916
                                                       2005      1.211          1.254         1,807,213
                                                       2004      1.127          1.211         1,320,705
                                                       2003      1.000          1.127           210,864

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.298          1.369           498,829
                                                       2009      1.088          1.298           490,762
                                                       2008      1.453          1.088           635,228
                                                       2007      1.315          1.453           863,650
                                                       2006      1.269          1.315         1,003,514
                                                       2005      1.199          1.269         1,114,041
                                                       2004      1.122          1.199           952,861
                                                       2003      1.000          1.122           291,844

  DWS International Subaccount (Class B) (7/03)......  2008      2.098          2.005                --
                                                       2007      1.875          2.098         1,467,770
                                                       2006      1.527          1.875         1,627,956
                                                       2005      1.347          1.527         1,163,843
                                                       2004      1.184          1.347           944,284
                                                       2003      1.000          1.184           100,740

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.421          1.562                --
                                                       2005      1.281          1.421           142,273
                                                       2004      1.174          1.281           137,469
                                                       2003      1.000          1.174            11,405

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.238          1.202                --
                                                       2007      1.211          1.238         1,387,828
                                                       2006      1.126          1.211         1,602,699
                                                       2005      1.106          1.126         2,625,625
                                                       2004      1.062          1.106         1,968,047
                                                       2003      1.000          1.062            42,894

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.599          1.495                --
                                                       2007      1.583          1.599         1,932,873
                                                       2006      1.403          1.583         2,101,581
                                                       2005      1.307          1.403         2,038,661
                                                       2004      1.155          1.307         1,724,279
                                                       2003      1.000          1.155           221,922

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.892          0.897                --
                                                       2008      1.181          0.892         3,124,376
                                                       2007      1.152          1.181         2,704,269
                                                       2006      1.081          1.152         2,957,982
                                                       2005      1.058          1.081         1,989,815
                                                       2004      1.002          1.058           942,669

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.038          0.999                --
                                                       2007      1.021          1.038         3,929,811
                                                       2006      1.004          1.021         3,873,404
                                                       2005      1.007          1.004         3,859,669
                                                       2004      0.987          1.007         3,177,680
                                                       2003      1.000          0.987           327,717

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.542          1.492                --
                                                       2007      1.512          1.542         3,599,725
                                                       2006      1.350          1.512         3,690,537
                                                       2005      1.262          1.350         3,830,850
                                                       2004      1.157          1.262         2,879,695
                                                       2003      1.000          1.157           418,768

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.201          1.254                --
                                                       2005      1.232          1.201           832,423
                                                       2004      1.129          1.232           797,679
                                                       2003      1.000          1.129           137,423

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.509          1.436                --
                                                       2007      1.575          1.509         3,997,268
                                                       2006      1.361          1.575         4,454,829
                                                       2005      1.292          1.361         3,262,513
                                                       2004      1.162          1.292         2,306,972
                                                       2003      1.000          1.162           327,079

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.643          2.005         2,420,539
                                                       2005      1.528          1.643         2,470,673
                                                       2004      1.244          1.528         1,998,264
                                                       2003      1.000          1.244           231,756

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.128          1.350                --
                                                       2005      1.053          1.128           716,445
                                                       2004      1.000          1.053                --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.492          1.654           778,675
                                                       2009      1.063          1.492           959,374
                                                       2008      2.084          1.063         1,147,430
                                                       2007      2.011          2.084         1,229,072
                                                       2006      1.584          2.011         1,249,858
                                                       2005      1.320          1.584           836,970
                                                       2004      1.179          1.320           778,052
                                                       2003      1.000          1.179           119,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.142          1.188           954,585
                                                       2009      1.083          1.142         1,297,195
                                                       2008      1.058          1.083         1,913,418
                                                       2007      1.024          1.058           876,256
                                                       2006      1.008          1.024           958,146
                                                       2005      1.007          1.008         1,168,837
                                                       2004      0.995          1.007           966,073
                                                       2003      1.000          0.995           227,022

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.830          0.831                --
                                                       2008      1.296          0.830         4,743,680
                                                       2007      1.254          1.296         4,881,675
                                                       2006      1.136          1.254         5,137,113
                                                       2005      1.094          1.136         5,172,947
                                                       2004      1.016          1.094         1,163,269

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.287          1.270                --
                                                       2007      1.307          1.287         1,619,083
                                                       2006      1.212          1.307         1,763,728
                                                       2005      1.197          1.212         1,911,764
                                                       2004      1.091          1.197         1,803,867
                                                       2003      1.000          1.091           237,066

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.055          1.071                --
                                                       2005      1.041          1.055           899,597
                                                       2004      1.005          1.041           319,340

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.218          1.236                --
                                                       2004      1.131          1.218         1,136,186
                                                       2003      1.000          1.131           186,232

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.169          2.089                --
                                                       2007      1.907          2.169         1,605,393
                                                       2006      1.557          1.907         1,643,932
                                                       2005      1.395          1.557         1,692,178
                                                       2004      1.209          1.395         1,517,406
                                                       2003      1.000          1.209           204,229

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.464          1.403                --
                                                       2007      1.408          1.464           654,542
                                                       2006      1.331          1.408           649,885
                                                       2005      1.217          1.331           725,320
                                                       2004      1.119          1.217           664,646
                                                       2003      1.000          1.119           184,391

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.279          1.260                --
                                                       2005      1.219          1.279           152,552
                                                       2004      1.109          1.219           128,893
                                                       2003      1.000          1.109            29,748

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.146          1.266                --
                                                       2005      1.036          1.146           821,508

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.542          1.518                --
                                                       2007      1.397          1.542         1,273,342
                                                       2006      1.241          1.397         1,430,291
                                                       2005      1.247          1.241         1,246,418
                                                       2004      1.162          1.247         1,207,829
                                                       2003      1.000          1.162           285,754

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.254          1.288                --
                                                       2005      1.289          1.254           628,928
                                                       2004      1.121          1.289           649,676
                                                       2003      1.000          1.121           143,487

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.516          1.425                --
                                                       2007      1.435          1.516           420,767
                                                       2006      1.326          1.435           587,949
                                                       2005      1.181          1.326           373,826
                                                       2004      1.164          1.181           390,272
                                                       2003      1.000          1.164           162,074

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.843          0.845                --
                                                       2008      1.237          0.843         7,112,932
                                                       2007      1.202          1.237         7,834,628
                                                       2006      1.106          1.202         8,155,084
                                                       2005      1.076          1.106         8,283,036

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.022          1.024                --
                                                       2007      0.997          1.022         1,819,256
                                                       2006      0.977          0.997         1,870,964
                                                       2005      0.974          0.977         3,508,631
                                                       2004      0.989          0.974           724,607
                                                       2003      1.000          0.989            12,106

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.102          1.121                --
                                                       2005      1.178          1.102           650,598
                                                       2004      1.193          1.178           629,144
                                                       2003      1.000          1.193            96,816

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.361          1.186                --
                                                       2007      1.314          1.361         1,300,291
                                                       2006      1.280          1.314         1,470,940
                                                       2005      1.225          1.280         1,460,234
                                                       2004      1.132          1.225           843,339
                                                       2003      1.000          1.132           214,680

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.141          1.140                --
                                                       2007      1.109          1.141         2,305,983
                                                       2006      1.041          1.109         2,259,878
                                                       2005      1.043          1.041         2,174,010
                                                       2004      0.984          1.043         1,630,459
                                                       2003      1.000          0.984           250,693

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.099          1.135                --
                                                       2009      0.702          1.099           419,790
                                                       2008      1.338          0.702           469,265
                                                       2007      1.200          1.338           575,790
                                                       2006      1.221          1.200           762,250
                                                       2005      1.207          1.221           828,746
                                                       2004      1.215          1.207           672,006
                                                       2003      1.000          1.215           176,200

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.822          1.694                --
                                                       2007      1.487          1.822           930,568
                                                       2006      1.430          1.487         1,102,136
                                                       2005      1.313          1.430         1,068,837
                                                       2004      1.212          1.313         1,072,439
                                                       2003      1.000          1.212           157,486

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.361          1.543         3,279,515
                                                       2009      0.948          1.361         1,233,432
                                                       2008      1.273          0.948         1,177,727

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.038          1.155         6,000,820
                                                       2009      0.867          1.038         6,668,015

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.051          1.189         3,808,805
                                                       2009      0.857          1.051         4,674,592

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.080          1.189         2,749,389
                                                       2009      0.916          1.080         3,004,317

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.899          1.081         2,967,256
                                                       2009      0.671          0.899         2,853,449
                                                       2008      1.066          0.671         3,150,125

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.791          0.906         6,124,371
                                                       2009      0.682          0.791         6,409,257
                                                       2008      1.031          0.682         7,175,990

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.477          3.007           708,126
                                                       2009      1.495          2.477           869,563
                                                       2008      3.422          1.495           703,957
                                                       2007      2.725          3.422           806,173

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.649          1.798         2,295,120
                                                       2009      1.280          1.649         2,528,677
                                                       2008      2.202          1.280         3,009,570

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.281          1.405         4,621,907
                                                       2009      0.985          1.281         4,434,575
                                                       2008      1.142          0.985         1,931,637

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.158          1.359           403,357

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.256          1.570           412,024
                                                       2009      0.882          1.256           416,617
                                                       2008      1.428          0.882           424,063

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.323          1.647           480,810
                                                       2009      0.918          1.323           703,170
                                                       2008      1.687          0.918           640,892

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.011          1.069         3,139,526
                                                       2009      0.945          1.011         3,104,653
                                                       2008      1.002          0.945         3,507,147

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.074          1.150           891,260
                                                       2009      0.938          1.074           887,171
                                                       2008      1.200          0.938           946,344

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.057          1.127         3,093,929
                                                       2009      0.972          1.057         3,322,451
                                                       2008      1.431          0.972         3,479,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.799          1.762         2,224,729
                                                       2009      1.833          1.799         2,031,702
                                                       2008      1.832          1.833         3,137,526

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.176          1.286         2,268,519
                                                       2009      0.912          1.176         2,493,169
                                                       2008      1.485          0.912         2,901,846

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.150          1.287         1,109,552
                                                       2009      0.967          1.150         1,302,981
                                                       2008      1.494          0.967         1,554,340

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.882          0.989         3,124,317
                                                       2009      0.715          0.882         3,478,120
                                                       2008      1.105          0.715         1,872,860

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.959          1.031         1,909,167
                                                       2009      0.828          0.959         1,576,510
                                                       2008      1.088          0.828         1,966,414
                                                       2007      1.068          1.088         2,808,573
                                                       2006      1.003          1.068         2,857,017

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.245          1.356           798,068
                                                       2009      1.054          1.245           851,254
                                                       2008      1.516          1.054         1,021,761

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.364          1.470           628,613

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.906          1.035         1,387,967
                                                       2009      0.647          0.906         1,445,643
                                                       2008      1.063          0.647         1,573,780

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.056          1.393         2,374,998
                                                       2009      0.778          1.056         2,841,948
                                                       2008      1.188          0.778         2,729,993

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.590          1.655            6,125
                                                       2009      1.414          1.590           30,787
                                                       2008      2.136          1.414           33,289
                                                       2007      1.809          2.136           35,212
                                                       2006      1.473          1.809           36,298
                                                       2005      1.288          1.473           27,874
                                                       2004      1.065          1.288              707
                                                       2003      1.000          1.065              746

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.146          1.151               --
                                                       2005      1.083          1.146           26,390
                                                       2004      1.061          1.083           26,400
                                                       2003      1.000          1.061               --

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.584          1.762               --
                                                       2009      1.074          1.584               --
                                                       2008      2.005          1.074               --
                                                       2007      1.539          2.005               --
                                                       2006      1.321          1.539               --
                                                       2005      1.183          1.321               --
                                                       2004      1.120          1.183               --
                                                       2003      1.000          1.120               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.881          1.126               --
                                                       2008      1.691          0.881            6,678
                                                       2007      1.799          1.691            6,678
                                                       2006      1.624          1.799            6,678
                                                       2005      1.428          1.624            6,678
                                                       2004      1.237          1.428            6,681
                                                       2003      1.000          1.237               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.137          1.249            6,672
                                                       2009      1.134          1.137            6,675

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.617          2.737               --
                                                       2006      2.018          2.617            8,765
                                                       2005      1.611          2.018            8,920
                                                       2004      1.318          1.611            3,605
                                                       2003      1.000          1.318            3,791

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.459          1.429               --
                                                       2007      1.470          1.459           24,687
                                                       2006      1.395          1.470           24,914
                                                       2005      1.309          1.395           25,487
                                                       2004      1.170          1.309           15,645
                                                       2003      1.000          1.170           11,925

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.106          1.240               --
                                                       2009      0.847          1.106               --
                                                       2008      1.323          0.847               --
                                                       2007      1.258          1.323               --
                                                       2006      1.179          1.258               --
                                                       2005      1.166          1.179               --
                                                       2004      1.124          1.166               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.163          1.105               --
                                                       2007      1.134          1.163           42,574
                                                       2006      1.005          1.134           44,072
                                                       2005      1.000          1.005           31,648

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.175          1.781           39,712
                                                       2006      1.621          2.175           40,659
                                                       2005      1.487          1.621           33,069
                                                       2004      1.163          1.487           12,828
                                                       2003      1.000          1.163               --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.031          1.001               --
                                                       2007      1.015          1.031               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.171          1.334            8,255
                                                       2009      0.946          1.171            8,251
                                                       2008      1.447          0.946            8,144
                                                       2007      1.318          1.447            8,212
                                                       2006      1.245          1.318            8,238
                                                       2005      1.173          1.245            1,382
                                                       2004      1.114          1.173            1,386
                                                       2003      1.000          1.114            1,399

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.562          1.673               --
                                                       2009      1.081          1.562           29,212
                                                       2008      2.217          1.081           33,731
                                                       2007      2.080          2.217           27,736
                                                       2006      1.743          2.080           26,032
                                                       2005      1.508          1.743           22,732
                                                       2004      1.252          1.508              600
                                                       2003      1.000          1.252               --

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.372          1.287               --
                                                       2007      1.389          1.372           31,434
                                                       2006      1.252          1.389           31,379
                                                       2005      1.210          1.252           22,924
                                                       2004      1.126          1.210           17,072
                                                       2003      1.000          1.126            1,404

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.294          1.364            6,457
                                                       2009      1.085          1.294            6,457
                                                       2008      1.450          1.085            6,457
                                                       2007      1.312          1.450            6,457
                                                       2006      1.268          1.312            6,457
                                                       2005      1.198          1.268            6,457
                                                       2004      1.122          1.198               --
                                                       2003      1.000          1.122               --

  DWS International Subaccount (Class B) (7/03)......  2008      2.093          2.000               --
                                                       2007      1.872          2.093           15,494
                                                       2006      1.525          1.872           15,872
                                                       2005      1.346          1.525            9,297
                                                       2004      1.183          1.346            9,760
                                                       2003      1.000          1.183           10,263

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.419          1.559               --
                                                       2005      1.280          1.419            5,819
                                                       2004      1.174          1.280               --
                                                       2003      1.000          1.174               --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.235          1.199               --
                                                       2007      1.209          1.235               --
                                                       2006      1.124          1.209               --
                                                       2005      1.106          1.124               --
                                                       2004      1.062          1.106               --
                                                       2003      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.595          1.491               --
                                                       2007      1.580          1.595           55,227
                                                       2006      1.402          1.580           56,951
                                                       2005      1.306          1.402           58,860
                                                       2004      1.154          1.306           44,567
                                                       2003      1.000          1.154           46,867

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.890          0.895               --
                                                       2008      1.179          0.890          539,006
                                                       2007      1.151          1.179          541,761
                                                       2006      1.080          1.151          541,460
                                                       2005      1.057          1.080          540,961
                                                       2004      1.002          1.057               --

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.035          0.997               --
                                                       2007      1.020          1.035           15,221
                                                       2006      1.003          1.020           14,843
                                                       2005      1.006          1.003           14,558
                                                       2004      0.987          1.006            4,118
                                                       2003      1.000          0.987            1,471

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.538          1.488               --
                                                       2007      1.509          1.538           35,874
                                                       2006      1.348          1.509           31,278
                                                       2005      1.261          1.348           23,286
                                                       2004      1.157          1.261               --
                                                       2003      1.000          1.157               --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.200          1.252               --
                                                       2005      1.231          1.200            6,626
                                                       2004      1.128          1.231            1,366
                                                       2003      1.000          1.128            1,412

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.505          1.432               --
                                                       2007      1.572          1.505           78,625
                                                       2006      1.359          1.572           73,795
                                                       2005      1.291          1.359           30,860
                                                       2004      1.161          1.291               --
                                                       2003      1.000          1.161               --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.641          2.001           40,755
                                                       2005      1.527          1.641           37,810
                                                       2004      1.243          1.527           22,318
                                                       2003      1.000          1.243            5,444

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.128          1.348               --
                                                       2005      1.053          1.128            9,475
                                                       2004      1.000          1.053               --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.487          1.648               --
                                                       2009      1.061          1.487               --
                                                       2008      2.079          1.061               --
                                                       2007      2.007          2.079               --
                                                       2006      1.582          2.007               --
                                                       2005      1.319          1.582               --
                                                       2004      1.179          1.319               --
                                                       2003      1.000          1.179               --

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.138          1.183          112,397
                                                       2009      1.080          1.138          171,831
                                                       2008      1.055          1.080          179,760
                                                       2007      1.022          1.055            8,165
                                                       2006      1.007          1.022            7,580
                                                       2005      1.006          1.007            7,112
                                                       2004      0.994          1.006            6,664
                                                       2003      1.000          0.994            1,451

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.829          0.829               --
                                                       2008      1.294          0.829          224,959
                                                       2007      1.252          1.294          252,411
                                                       2006      1.135          1.252          266,980
                                                       2005      1.094          1.135          267,712
                                                       2004      1.016          1.094           55,272

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.284          1.267               --
                                                       2007      1.305          1.284           37,338
                                                       2006      1.211          1.305           38,545
                                                       2005      1.196          1.211           27,727
                                                       2004      1.090          1.196            2,298
                                                       2003      1.000          1.090               --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.054          1.070               --
                                                       2005      1.041          1.054               --
                                                       2004      1.005          1.041               --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.217          1.235               --
                                                       2004      1.131          1.217               --
                                                       2003      1.000          1.131               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.164          2.084               --
                                                       2007      1.903          2.164           20,545
                                                       2006      1.555          1.903           20,507
                                                       2005      1.393          1.555           17,186
                                                       2004      1.208          1.393            6,789
                                                       2003      1.000          1.208               --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.461          1.400               --
                                                       2007      1.405          1.461           10,596
                                                       2006      1.329          1.405           10,040
                                                       2005      1.216          1.329           10,511
                                                       2004      1.118          1.216           10,376
                                                       2003      1.000          1.118               --

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.277          1.257               --
                                                       2005      1.218          1.277               --
                                                       2004      1.109          1.218               --
                                                       2003      1.000          1.109               --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.145          1.264               --
                                                       2005      1.036          1.145            9,127

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.538          1.514               --
                                                       2007      1.394          1.538           43,104
                                                       2006      1.239          1.394           44,693
                                                       2005      1.246          1.239           45,703
                                                       2004      1.161          1.246           47,296
                                                       2003      1.000          1.161           39,551

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.253          1.286               --
                                                       2005      1.288          1.253           24,492
                                                       2004      1.121          1.288               --
                                                       2003      1.000          1.121               --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.513          1.422               --
                                                       2007      1.432          1.513              591
                                                       2006      1.324          1.432              655
                                                       2005      1.180          1.324              652
                                                       2004      1.163          1.180              713
                                                       2003      1.000          1.163              683

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.842          0.843               --
                                                       2008      1.235          0.842          465,661
                                                       2007      1.201          1.235          466,066
                                                       2006      1.106          1.201          466,221
                                                       2005      1.075          1.106          466,120
                                                       2004      1.000          1.075               --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.019          1.022               --
                                                       2007      0.995          1.019            7,618
                                                       2006      0.976          0.995            7,819
                                                       2005      0.973          0.976            8,151
                                                       2004      0.989          0.973            8,439
                                                       2003      1.000          0.989            8,760

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.100          1.119               --
                                                       2005      1.177          1.100               --
                                                       2004      1.192          1.177               --
                                                       2003      1.000          1.192               --

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.358          1.183               --
                                                       2007      1.312          1.358           16,806
                                                       2006      1.279          1.312           17,242
                                                       2005      1.224          1.279           17,631
                                                       2004      1.131          1.224           10,819
                                                       2003      1.000          1.131           11,377

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.138          1.137               --
                                                       2007      1.107          1.138           47,891
                                                       2006      1.040          1.107           43,741
                                                       2005      1.043          1.040           35,419
                                                       2004      0.984          1.043           11,148
                                                       2003      1.000          0.984           11,724

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.095          1.131               --
                                                       2009      0.700          1.095              793
                                                       2008      1.335          0.700              782
                                                       2007      1.198          1.335              734
                                                       2006      1.219          1.198              803
                                                       2005      1.206          1.219              718
                                                       2004      1.214          1.206              693
                                                       2003      1.000          1.214              686

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.818          1.690               --
                                                       2007      1.485          1.818           12,158
                                                       2006      1.428          1.485           12,192
                                                       2005      1.312          1.428           12,220
                                                       2004      1.211          1.312              667
                                                       2003      1.000          1.211              679

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.357          1.537          173,962
                                                       2009      0.945          1.357           32,036
                                                       2008      1.270          0.945           35,272

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.036          1.151          466,035
                                                       2009      0.865          1.036          465,988

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.048          1.185          207,670
                                                       2009      0.855          1.048          215,069

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.077          1.185          531,202
                                                       2009      0.914          1.077          536,607

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.897          1.078           95,612
                                                       2009      0.670          0.897          102,789
                                                       2008      1.064          0.670          110,720

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.790          0.904           45,600
                                                       2009      0.681          0.790           72,747
                                                       2008      1.030          0.681           72,174

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.468          2.996            5,487
                                                       2009      1.491          2.468            5,487
                                                       2008      3.414          1.491            5,487
                                                       2007      2.719          3.414            8,626

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.643          1.791           23,282
                                                       2009      1.276          1.643           27,209
                                                       2008      2.197          1.276           29,520

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.277          1.400          147,323
                                                       2009      0.983          1.277          114,049
                                                       2008      1.139          0.983           30,856

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.154          1.354              731

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.252          1.564              614
                                                       2009      0.879          1.252              697
                                                       2008      1.425          0.879              644

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.319          1.641           12,213
                                                       2009      0.915          1.319           12,293
                                                       2008      1.683          0.915           12,155

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.007          1.065           13,148
                                                       2009      0.943          1.007           14,041
                                                       2008      1.000          0.943           15,141

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.071          1.146               --
                                                       2009      0.935          1.071               --
                                                       2008      1.197          0.935               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.053          1.123           51,616
                                                       2009      0.969          1.053           53,392
                                                       2008      1.428          0.969           52,300

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.794          1.755           13,252
                                                       2009      1.828          1.794           35,962
                                                       2008      1.828          1.828           38,445

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.172          1.282           33,988
                                                       2009      0.910          1.172           36,657
                                                       2008      1.482          0.910           39,817

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.146          1.282           16,405
                                                       2009      0.964          1.146           16,405
                                                       2008      1.491          0.964           16,405

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.880          0.986           56,735
                                                       2009      0.714          0.880           73,571
                                                       2008      1.103          0.714               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.957          1.028          136,989
                                                       2009      0.827          0.957          137,002
                                                       2008      1.088          0.827           30,295
                                                       2007      1.067          1.088           30,295
                                                       2006      1.003          1.067           30,295

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.241          1.351            6,566
                                                       2009      1.051          1.241           10,898
                                                       2008      1.513          1.051           10,968

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.359          1.464           33,177

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.904          1.033            7,536
                                                       2009      0.646          0.904           16,172
                                                       2008      1.062          0.646           14,189

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.053          1.388           25,650
                                                       2009      0.776          1.053           25,769
                                                       2008      1.185          0.776           25,873





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.585          1.648            28,328
                                                       2009      1.410          1.585            41,455
                                                       2008      2.131          1.410            54,556
                                                       2007      1.806          2.131            75,232
                                                       2006      1.471          1.806            42,429
                                                       2005      1.287          1.471            42,909
                                                       2004      1.065          1.287                --
                                                       2003      1.000          1.065                --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149                --
                                                       2005      1.082          1.145            95,072
                                                       2004      1.061          1.082                --
                                                       2003      1.000          1.061                --

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.579          1.755           125,689
                                                       2009      1.071          1.579           311,211
                                                       2008      2.001          1.071           352,566
                                                       2007      1.536          2.001           320,891
                                                       2006      1.320          1.536           322,325
                                                       2005      1.182          1.320            56,870
                                                       2004      1.119          1.182                --
                                                       2003      1.000          1.119                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.879          1.123                --
                                                       2008      1.687          0.879             2,505
                                                       2007      1.796          1.687             3,211
                                                       2006      1.621          1.796             3,161
                                                       2005      1.427          1.621             1,492
                                                       2004      1.236          1.427                --
                                                       2003      1.000          1.236                --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.133          1.244             2,484
                                                       2009      1.130          1.133             2,462

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.612          2.731                --
                                                       2006      2.015          2.612           109,578
                                                       2005      1.610          2.015            40,216
                                                       2004      1.317          1.610                --
                                                       2003      1.000          1.317                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.456          1.426                --
                                                       2007      1.468          1.456            46,144
                                                       2006      1.393          1.468            89,486
                                                       2005      1.307          1.393            78,106
                                                       2004      1.170          1.307                --
                                                       2003      1.000          1.170                --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.103          1.235                --
                                                       2009      0.845          1.103                --
                                                       2008      1.320          0.845                --
                                                       2007      1.255          1.320                --
                                                       2006      1.178          1.255                --
                                                       2005      1.165          1.178                --
                                                       2004      1.124          1.165                --
                                                       2003      1.000          1.124                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.162          1.103                --
                                                       2007      1.133          1.162             6,211
                                                       2006      1.005          1.133             6,214
                                                       2005      1.000          1.005             6,218

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.171          1.777            56,030
                                                       2006      1.619          2.171            75,280
                                                       2005      1.486          1.619            66,089
                                                       2004      1.162          1.486                --
                                                       2003      1.000          1.162                --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.029          0.999                --
                                                       2007      1.014          1.029            19,547
                                                       2006      0.994          1.014                --
                                                       2005      1.000          0.994                --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.167          1.329           157,594
                                                       2009      0.944          1.167           165,991
                                                       2008      1.444          0.944           169,279
                                                       2007      1.316          1.444           184,014
                                                       2006      1.244          1.316           197,480
                                                       2005      1.172          1.244           103,402
                                                       2004      1.114          1.172                --
                                                       2003      1.000          1.114                --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.557          1.667                --
                                                       2009      1.078          1.557            52,547
                                                       2008      2.211          1.078            55,795
                                                       2007      2.076          2.211            71,764
                                                       2006      1.741          2.076           128,954
                                                       2005      1.507          1.741           110,069
                                                       2004      1.251          1.507                --
                                                       2003      1.000          1.251                --

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.369          1.283                --
                                                       2007      1.386          1.369           976,594
                                                       2006      1.251          1.386         1,062,844
                                                       2005      1.209          1.251            99,587
                                                       2004      1.126          1.209                --
                                                       2003      1.000          1.126                --

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.290          1.358            39,927
                                                       2009      1.082          1.290            50,426
                                                       2008      1.446          1.082             4,013
                                                       2007      1.310          1.446            41,274
                                                       2006      1.266          1.310             4,022
                                                       2005      1.198          1.266             4,091
                                                       2004      1.121          1.198                --
                                                       2003      1.000          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS International Subaccount (Class B) (7/03)......  2008      2.088          1.995                --
                                                       2007      1.869          2.088           375,203
                                                       2006      1.523          1.869           388,024
                                                       2005      1.345          1.523             5,949
                                                       2004      1.183          1.345                --
                                                       2003      1.000          1.183                --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.417          1.556                --
                                                       2005      1.279          1.417            11,995
                                                       2004      1.174          1.279                --
                                                       2003      1.000          1.174                --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.232          1.196                --
                                                       2007      1.206          1.232           260,770
                                                       2006      1.123          1.206           281,922
                                                       2005      1.105          1.123           281,931
                                                       2004      1.062          1.105                --
                                                       2003      1.000          1.062                --

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.591          1.488                --
                                                       2007      1.577          1.591            74,829
                                                       2006      1.400          1.577           123,200
                                                       2005      1.304          1.400           111,431
                                                       2004      1.154          1.304                --
                                                       2003      1.000          1.154                --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.888          0.893                --
                                                       2008      1.177          0.888           624,112
                                                       2007      1.149          1.177           624,220
                                                       2006      1.080          1.149           628,108
                                                       2005      1.057          1.080           170,289
                                                       2004      1.002          1.057                --

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.033          0.994                --
                                                       2007      1.018          1.033            47,992
                                                       2006      1.001          1.018            46,441
                                                       2005      1.005          1.001            62,497
                                                       2004      0.987          1.005                --
                                                       2003      1.000          0.987                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.535          1.484                --
                                                       2007      1.506          1.535         1,053,706
                                                       2006      1.347          1.506           973,324
                                                       2005      1.260          1.347           441,346
                                                       2004      1.156          1.260                --
                                                       2003      1.000          1.156                --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.198          1.250                --
                                                       2005      1.230          1.198            51,727
                                                       2004      1.128          1.230                --
                                                       2003      1.000          1.128                --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.502          1.429                --
                                                       2007      1.570          1.502         1,062,009
                                                       2006      1.357          1.570         1,114,755
                                                       2005      1.290          1.357           680,123
                                                       2004      1.161          1.290                --
                                                       2003      1.000          1.161                --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.639          1.998           547,627
                                                       2005      1.526          1.639           382,254
                                                       2004      1.243          1.526                --
                                                       2003      1.000          1.243                --

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.127          1.347                --
                                                       2005      1.053          1.127           433,641
                                                       2004      1.000          1.053                --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.482          1.642            98,633
                                                       2009      1.058          1.482           145,926
                                                       2008      2.074          1.058           131,501
                                                       2007      2.004          2.074           104,731
                                                       2006      1.580          2.004            58,127
                                                       2005      1.318          1.580            60,612
                                                       2004      1.178          1.318                --
                                                       2003      1.000          1.178                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.134          1.179            18,615
                                                       2009      1.077          1.134            74,312
                                                       2008      1.053          1.077           125,929
                                                       2007      1.020          1.053            18,260
                                                       2006      1.005          1.020            16,919
                                                       2005      1.005          1.005            16,617
                                                       2004      0.994          1.005                --
                                                       2003      1.000          0.994                --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.827          0.827                --
                                                       2008      1.291          0.827           573,702
                                                       2007      1.251          1.291           616,696
                                                       2006      1.135          1.251         1,067,172
                                                       2005      1.094          1.135           945,104
                                                       2004      1.016          1.094                --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.281          1.264                --
                                                       2007      1.303          1.281           192,891
                                                       2006      1.209          1.303           165,326
                                                       2005      1.195          1.209           120,793
                                                       2004      1.090          1.195                --
                                                       2003      1.000          1.090                --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.054          1.069                --
                                                       2005      1.040          1.054           454,145
                                                       2004      1.005          1.040                --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.216          1.234                --
                                                       2004      1.130          1.216                --
                                                       2003      1.000          1.130                --

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.159          2.078                --
                                                       2007      1.900          2.159           183,887
                                                       2006      1.553          1.900           245,238
                                                       2005      1.392          1.553           152,361
                                                       2004      1.208          1.392                --
                                                       2003      1.000          1.208                --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.457          1.396                --
                                                       2007      1.403          1.457           179,205
                                                       2006      1.328          1.403           163,014
                                                       2005      1.215          1.328            39,689
                                                       2004      1.118          1.215                --
                                                       2003      1.000          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.275          1.255                --
                                                       2005      1.217          1.275            38,924
                                                       2004      1.109          1.217                --
                                                       2003      1.000          1.109                --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.145          1.263                --
                                                       2005      1.036          1.145           464,220

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.535          1.510                --
                                                       2007      1.392          1.535            40,253
                                                       2006      1.237          1.392           135,712
                                                       2005      1.245          1.237           121,171
                                                       2004      1.161          1.245                --
                                                       2003      1.000          1.161                --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.251          1.284                --
                                                       2005      1.287          1.251            26,842
                                                       2004      1.120          1.287                --
                                                       2003      1.000          1.120                --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.509          1.418                --
                                                       2007      1.430          1.509             2,025
                                                       2006      1.322          1.430             2,030
                                                       2005      1.179          1.322                --
                                                       2004      1.163          1.179                --
                                                       2003      1.000          1.163                --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.840          0.841                --
                                                       2008      1.233          0.840           892,715
                                                       2007      1.199          1.233         1,104,915
                                                       2006      1.105          1.199         1,113,417
                                                       2005      1.075          1.105         1,043,212
                                                       2004      1.000          1.075                --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.017          1.019                --
                                                       2007      0.994          1.017            30,736
                                                       2006      0.974          0.994            28,269
                                                       2005      0.972          0.974           106,100
                                                       2004      0.989          0.972                --
                                                       2003      1.000          0.989                --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.099          1.117                --
                                                       2005      1.176          1.099            38,681
                                                       2004      1.192          1.176                --
                                                       2003      1.000          1.192                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.355          1.180                --
                                                       2007      1.309          1.355           474,138
                                                       2006      1.277          1.309           468,609
                                                       2005      1.223          1.277           199,762
                                                       2004      1.131          1.223                --
                                                       2003      1.000          1.131                --

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.136          1.134                --
                                                       2007      1.105          1.136           345,203
                                                       2006      1.039          1.105           303,670
                                                       2005      1.042          1.039           193,174
                                                       2004      0.984          1.042                --
                                                       2003      1.000          0.984                --

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.092          1.127                --
                                                       2009      0.698          1.092            59,051
                                                       2008      1.332          0.698               891
                                                       2007      1.196          1.332             2,939
                                                       2006      1.217          1.196                --
                                                       2005      1.205          1.217                --
                                                       2004      1.214          1.205                --
                                                       2003      1.000          1.214                --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.814          1.686                --
                                                       2007      1.482          1.814            58,737
                                                       2006      1.426          1.482            58,501
                                                       2005      1.311          1.426            58,464
                                                       2004      1.211          1.311                --
                                                       2003      1.000          1.211                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.352          1.532         1,884,532
                                                       2009      0.943          1.352           150,158
                                                       2008      1.267          0.943           150,682

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.033          1.148           651,833
                                                       2009      0.863          1.033           674,431

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.046          1.181           768,602
                                                       2009      0.853          1.046           761,717

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.075          1.181           597,927
                                                       2009      0.912          1.075           623,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.895          1.075           463,499
                                                       2009      0.669          0.895           398,822
                                                       2008      1.063          0.669           378,102

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.788          0.902         2,043,400
                                                       2009      0.681          0.788         2,318,149
                                                       2008      1.029          0.681         2,720,214

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.460          2.984            25,257
                                                       2009      1.487          2.460            70,336
                                                       2008      3.406          1.487            91,101
                                                       2007      2.714          3.406           105,600

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.501          1.636           542,075
                                                       2009      1.166          1.501           554,678
                                                       2008      2.009          1.166           586,996

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.273          1.395         5,177,999
                                                       2009      0.980          1.273         5,102,042
                                                       2008      1.137          0.980           329,828

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.150          1.349            55,462

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.247          1.558            70,993
                                                       2009      0.877          1.247            71,392
                                                       2008      1.421          0.877             2,019

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.314          1.635            67,978
                                                       2009      0.913          1.314            82,046
                                                       2008      1.679          0.913            90,301

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.004          1.061            31,816
                                                       2009      0.940          1.004            34,505
                                                       2008      0.997          0.940            36,886

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.067          1.142           251,274
                                                       2009      0.933          1.067           260,748
                                                       2008      1.194          0.933           260,760

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.050          1.119           668,261
                                                       2009      0.966          1.050           922,531
                                                       2008      1.424          0.966           967,675

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.788          1.749           276,214
                                                       2009      1.823          1.788           162,301
                                                       2008      1.823          1.823           308,330

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.168          1.277           574,961
                                                       2009      0.907          1.168           968,483
                                                       2008      1.478          0.907         1,002,523

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.143          1.277            73,801
                                                       2009      0.961          1.143            72,167
                                                       2008      1.487          0.961            71,921

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.878          0.984           878,891
                                                       2009      0.713          0.878         1,033,347
                                                       2008      1.102          0.713            14,539

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.955          1.026         1,854,385
                                                       2009      0.825          0.955         2,276,123
                                                       2008      1.087          0.825         1,231,684
                                                       2007      1.067          1.087           562,973
                                                       2006      1.003          1.067           104,293

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.237          1.346            83,313
                                                       2009      1.048          1.237            84,767
                                                       2008      1.509          1.048            68,219

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.243          1.338            56,305

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.902          1.030           296,460
                                                       2009      0.645          0.902           386,707
                                                       2008      1.061          0.645           395,142

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.049          1.382           733,074
                                                       2009      0.774          1.049           999,289
                                                       2008      1.182          0.774         1,087,541

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.477          1.535            43,365
                                                       2009      1.315          1.477            47,288
                                                       2008      1.988          1.315            48,450
                                                       2007      1.685          1.988            76,109
                                                       2006      1.374          1.685            51,225
                                                       2005      1.203          1.374            51,839
                                                       2004      1.000          1.203             7,136

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.076          1.080                --
                                                       2005      1.017          1.076           138,482
                                                       2004      1.000          1.017            49,391

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.425          1.583            33,836
                                                       2009      0.967          1.425            34,333
                                                       2008      1.808          0.967            35,602
                                                       2007      1.388          1.808            92,604
                                                       2006      1.193          1.388            35,951
                                                       2005      1.069          1.193            36,717
                                                       2004      1.000          1.069            19,874

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.696          0.889                --
                                                       2008      1.337          0.696            18,138
                                                       2007      1.424          1.337            21,118
                                                       2006      1.286          1.424            29,797
                                                       2005      1.133          1.286            20,278
                                                       2004      1.000          1.133                --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      0.897          0.984            19,541
                                                       2009      0.895          0.897            19,159

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.888          1.974                --
                                                       2006      1.457          1.888           131,038
                                                       2005      1.165          1.457           148,877
                                                       2004      1.000          1.165            81,525

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.242          1.216                --
                                                       2007      1.253          1.242           226,064
                                                       2006      1.190          1.253           246,208
                                                       2005      1.117          1.190           248,322
                                                       2004      1.000          1.117           193,170

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      0.987          1.105                --
                                                       2009      0.756          0.987                --
                                                       2008      1.182          0.756                --
                                                       2007      1.125          1.182                --
                                                       2006      1.056          1.125                --
                                                       2005      1.045          1.056                --
                                                       2004      1.000          1.045                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.161          1.102                --
                                                       2007      1.132          1.161             5,482
                                                       2006      1.005          1.132             5,489
                                                       2005      1.000          1.005            13,382

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.770          1.448           162,725
                                                       2006      1.320          1.770           194,962
                                                       2005      1.213          1.320           215,914
                                                       2004      1.000          1.213            73,241

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.028          0.998                --
                                                       2007      1.013          1.028            13,489
                                                       2006      0.993          1.013            14,347
                                                       2005      1.000          0.993                --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.050          1.195           219,346
                                                       2009      0.849          1.050           240,945
                                                       2008      1.300          0.849           236,780
                                                       2007      1.186          1.300           226,677
                                                       2006      1.121          1.186           220,990
                                                       2005      1.056          1.121           109,916
                                                       2004      1.000          1.056            19,922

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.233          1.320                --
                                                       2009      0.854          1.233           106,752
                                                       2008      1.753          0.854           110,860
                                                       2007      1.646          1.753            96,537
                                                       2006      1.381          1.646           111,830
                                                       2005      1.197          1.381           123,658
                                                       2004      1.000          1.197           101,738

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.224          1.147                --
                                                       2007      1.239          1.224           687,409
                                                       2006      1.119          1.239           820,431
                                                       2005      1.082          1.119           624,279
                                                       2004      1.000          1.082           526,405

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.117          1.176            51,673
                                                       2009      0.938          1.117            49,990
                                                       2008      1.254          0.938            58,291
                                                       2007      1.136          1.254            49,521
                                                       2006      1.099          1.136            61,620
                                                       2005      1.040          1.099            78,445
                                                       2004      1.000          1.040            71,153

  DWS International Subaccount (Class B) (7/03)......  2008      1.766          1.687                --
                                                       2007      1.581          1.766           162,239
                                                       2006      1.289          1.581           146,002
                                                       2005      1.139          1.289            57,399
                                                       2004      1.000          1.139            36,920

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.222          1.342                --
                                                       2005      1.104          1.222             8,849
                                                       2004      1.000          1.104               729

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.152          1.118                --
                                                       2007      1.128          1.152           420,289
                                                       2006      1.051          1.128           438,709
                                                       2005      1.034          1.051           509,695
                                                       2004      1.000          1.034           375,718

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.355          1.267                --
                                                       2007      1.344          1.355           228,413
                                                       2006      1.193          1.344           236,007
                                                       2005      1.112          1.193           229,714
                                                       2004      1.000          1.112           148,845

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.886          0.891                --
                                                       2008      1.175          0.886           141,032
                                                       2007      1.148          1.175           529,164
                                                       2006      1.079          1.148           550,100
                                                       2005      1.057          1.079           355,797
                                                       2004      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.022          0.984                --
                                                       2007      1.008          1.022           349,401
                                                       2006      0.992          1.008           540,813
                                                       2005      0.996          0.992           386,789
                                                       2004      1.000          0.996           262,027

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.300          1.258                --
                                                       2007      1.277          1.300           569,448
                                                       2006      1.142          1.277           553,736
                                                       2005      1.069          1.142           534,266
                                                       2004      1.000          1.069           215,916

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.033          1.078                --
                                                       2005      1.062          1.033            84,350
                                                       2004      1.000          1.062            70,489

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.297          1.234                --
                                                       2007      1.356          1.297           645,430
                                                       2006      1.173          1.356           630,452
                                                       2005      1.116          1.173           448,703
                                                       2004      1.000          1.116           172,392

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.255          1.529           285,396
                                                       2005      1.169          1.255           294,240
                                                       2004      1.000          1.169           167,464

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.126          1.345                --
                                                       2005      1.053          1.126            78,032
                                                       2004      1.000          1.053                --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.262          1.397            45,004
                                                       2009      0.901          1.262            48,109
                                                       2008      1.768          0.901            51,155
                                                       2007      1.709          1.768            59,922
                                                       2006      1.348          1.709            53,272
                                                       2005      1.125          1.348            75,661
                                                       2004      1.000          1.125            46,740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.128          1.171           249,533
                                                       2009      1.071          1.128           248,013
                                                       2008      1.048          1.071           247,991
                                                       2007      1.016          1.048            93,322
                                                       2006      1.001          1.016            93,775
                                                       2005      1.002          1.001           115,039
                                                       2004      1.000          1.002           105,052

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.825          0.825                --
                                                       2008      1.289          0.825           517,049
                                                       2007      1.249          1.289           674,640
                                                       2006      1.134          1.249           645,164
                                                       2005      1.094          1.134           645,278
                                                       2004      1.016          1.094           245,258

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.162          1.146                --
                                                       2007      1.182          1.162           193,432
                                                       2006      1.098          1.182           172,871
                                                       2005      1.085          1.098           168,760
                                                       2004      1.000          1.085            92,252

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.053          1.068                --
                                                       2005      1.040          1.053           168,575
                                                       2004      1.005          1.040                --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.087          1.102                --
                                                       2004      1.000          1.087            28,239

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.783          1.717                --
                                                       2007      1.570          1.783           229,894
                                                       2006      1.284          1.570           251,879
                                                       2005      1.152          1.284           222,822
                                                       2004      1.000          1.152           160,814

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.320          1.265                --
                                                       2007      1.271          1.320           112,444
                                                       2006      1.204          1.271           146,676
                                                       2005      1.102          1.204           164,141
                                                       2004      1.000          1.102           130,633

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.161          1.143                --
                                                       2005      1.109          1.161             9,317
                                                       2004      1.000          1.109                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.144          1.262                --
                                                       2005      1.036          1.144           200,092

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.331          1.310                --
                                                       2007      1.208          1.331           102,151
                                                       2006      1.074          1.208           103,461
                                                       2005      1.082          1.074           105,490
                                                       2004      1.000          1.082            35,381

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.110          1.138                --
                                                       2005      1.142          1.110           148,023
                                                       2004      1.000          1.142            99,647

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.337          1.256                --
                                                       2007      1.267          1.337                --
                                                       2006      1.172          1.267                --
                                                       2005      1.045          1.172                --
                                                       2004      1.000          1.045                --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.838          0.839                --
                                                       2008      1.231          0.838         2,036,615
                                                       2007      1.198          1.231         2,108,019
                                                       2006      1.104          1.198         3,205,353
                                                       2005      1.075          1.104         4,632,739
                                                       2004      1.000          1.075           319,936

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.030          1.033                --
                                                       2007      1.007          1.030           143,677
                                                       2006      0.988          1.007            78,118
                                                       2005      0.987          0.988            80,939
                                                       2004      1.000          0.987            71,280

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.949          0.965                --
                                                       2005      1.016          0.949           124,899
                                                       2004      1.000          1.016            56,739

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.180          1.027                --
                                                       2007      1.141          1.180           122,459
                                                       2006      1.113          1.141           128,193
                                                       2005      1.067          1.113           128,043
                                                       2004      1.000          1.067           119,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.152          1.150                --
                                                       2007      1.121          1.152           312,806
                                                       2006      1.055          1.121           336,181
                                                       2005      1.058          1.055           333,217
                                                       2004      1.000          1.058           150,723

  DWS Technology Subaccount (Class B) (7/03).........  2010      0.946          0.976                --
                                                       2009      0.605          0.946            47,068
                                                       2008      1.155          0.605            41,652
                                                       2007      1.038          1.155            39,848
                                                       2006      1.057          1.038            42,079
                                                       2005      1.047          1.057            25,052
                                                       2004      1.000          1.047            34,735

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.519          1.411                --
                                                       2007      1.242          1.519            58,864
                                                       2006      1.196          1.242            66,585
                                                       2005      1.099          1.196            47,285
                                                       2004      1.000          1.099            52,753

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.225          1.387           135,492
                                                       2009      0.854          1.225           142,200
                                                       2008      1.149          0.854           142,946

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.030          1.144         1,868,138
                                                       2009      0.861          1.030         1,879,175

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.043          1.177           285,001
                                                       2009      0.851          1.043           285,200

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.072          1.178           130,828
                                                       2009      0.910          1.072           146,789

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.893          1.072           223,296
                                                       2009      0.667          0.893           229,127
                                                       2008      1.061          0.667           251,501

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.787          0.900             1,620
                                                       2009      0.680          0.787             1,628
                                                       2008      1.028          0.680             1,635

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.775          2.152            82,518
                                                       2009      1.073          1.775           102,636
                                                       2008      2.460          1.073           100,612
                                                       2007      1.961          2.460           102,765

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.284          1.398           246,499
                                                       2009      0.998          1.284           285,027
                                                       2008      1.719          0.998           327,394

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.289          1.413           312,156
                                                       2009      0.993          1.289           315,972
                                                       2008      1.153          0.993           246,519

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      0.996          1.168            32,854

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.104          1.378                --
                                                       2009      0.776          1.104                --
                                                       2008      1.258          0.776                --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.099          1.367            52,265
                                                       2009      0.764          1.099            66,803
                                                       2008      1.406          0.764            71,882

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      0.993          1.049           482,870
                                                       2009      0.930          0.993           581,539
                                                       2008      0.987          0.930           291,439

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      0.997          1.065           289,818
                                                       2009      0.871          0.997           321,730
                                                       2008      1.116          0.871           358,636

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      0.906          0.965           377,001
                                                       2009      0.834          0.906           438,241
                                                       2008      1.230          0.834           556,082

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.455          1.423           141,665
                                                       2009      1.484          1.455           145,399
                                                       2008      1.485          1.484           394,897

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      0.989          1.080           431,153
                                                       2009      0.768          0.989           499,529
                                                       2008      1.252          0.768           495,709

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      0.972          1.086           224,267
                                                       2009      0.818          0.972           224,757
                                                       2008      1.266          0.818           224,441

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.876          0.981               993
                                                       2009      0.712          0.876               997
                                                       2008      1.100          0.712                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.953          1.024           121,799
                                                       2009      0.824          0.953           131,336
                                                       2008      1.086          0.824           134,127
                                                       2007      1.067          1.086           193,463
                                                       2006      1.003          1.067           352,660

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.072          1.166           116,648
                                                       2009      0.908          1.072           117,483
                                                       2008      1.308          0.908           119,806

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.084          1.167           107,284

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.901          1.028            95,479
                                                       2009      0.644          0.901            93,761
                                                       2008      1.060          0.644           127,177

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.806          1.062           145,734
                                                       2009      0.595          0.806           145,314
                                                       2008      0.909          0.595           146,797





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.575          1.636           111,843
                                                       2009      1.402          1.575           108,394
                                                       2008      2.121          1.402           201,199
                                                       2007      1.799          2.121           169,321
                                                       2006      1.467          1.799           169,104
                                                       2005      1.285          1.467           198,034
                                                       2004      1.064          1.285            55,788
                                                       2003      1.000          1.064            32,856

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146                --
                                                       2005      1.080          1.142           312,033
                                                       2004      1.060          1.080           298,766
                                                       2003      1.000          1.060           113,890

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.569          1.742           134,784
                                                       2009      1.065          1.569            49,502
                                                       2008      1.992          1.065            64,501
                                                       2007      1.530          1.992            69,538
                                                       2006      1.316          1.530            57,825
                                                       2005      1.180          1.316            63,019
                                                       2004      1.119          1.180            70,159
                                                       2003      1.000          1.119            28,907

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.874          1.115                --
                                                       2008      1.679          0.874           148,217
                                                       2007      1.789          1.679           177,086
                                                       2006      1.617          1.789           190,000
                                                       2005      1.425          1.617           165,569
                                                       2004      1.236          1.425            51,243
                                                       2003      1.000          1.236             5,846

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.126          1.235            81,331
                                                       2009      1.123          1.126            83,236

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.603          2.721                --
                                                       2006      2.010          2.603           192,176
                                                       2005      1.608          2.010           187,979
                                                       2004      1.317          1.608            83,528
                                                       2003      1.000          1.317             8,911

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.449          1.419                --
                                                       2007      1.463          1.449           410,311
                                                       2006      1.390          1.463           443,425
                                                       2005      1.305          1.390           472,085
                                                       2004      1.169          1.305           464,512
                                                       2003      1.000          1.169           153,451

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.095          1.226             1,623
                                                       2009      0.840          1.095             1,719
                                                       2008      1.314          0.840             2,118
                                                       2007      1.251          1.314             2,508
                                                       2006      1.175          1.251             2,512
                                                       2005      1.163          1.175             2,517
                                                       2004      1.123          1.163             2,522
                                                       2003      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.159          1.100                --
                                                       2007      1.131          1.159         3,422,913
                                                       2006      1.005          1.131         3,429,682
                                                       2005      1.000          1.005         3,459,838

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.164          1.769           819,062
                                                       2006      1.614          2.164           828,138
                                                       2005      1.484          1.614           904,787
                                                       2004      1.162          1.484           562,916
                                                       2003      1.000          1.162            83,839

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.027          0.997                --
                                                       2007      1.013          1.027           139,447
                                                       2006      0.993          1.013            84,716
                                                       2005      1.000          0.993                --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.160          1.319           541,726
                                                       2009      0.938          1.160           581,418
                                                       2008      1.438          0.938           575,939
                                                       2007      1.311          1.438           660,489
                                                       2006      1.241          1.311           710,137
                                                       2005      1.170          1.241           431,425
                                                       2004      1.113          1.170            13,201
                                                       2003      1.000          1.113             1,068

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.547          1.656                --
                                                       2009      1.072          1.547           135,437
                                                       2008      2.201          1.072           191,619
                                                       2007      2.069          2.201           220,266
                                                       2006      1.737          2.069           228,663
                                                       2005      1.505          1.737           233,672
                                                       2004      1.251          1.505           137,739
                                                       2003      1.000          1.251            31,026

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.363          1.277                --
                                                       2007      1.381          1.363           771,975
                                                       2006      1.248          1.381           811,649
                                                       2005      1.207          1.248           723,428
                                                       2004      1.125          1.207           568,447
                                                       2003      1.000          1.125           124,161

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.281          1.348           162,691
                                                       2009      1.076          1.281           176,328
                                                       2008      1.440          1.076           182,275
                                                       2007      1.305          1.440           258,331
                                                       2006      1.263          1.305           266,851
                                                       2005      1.196          1.263           250,052
                                                       2004      1.121          1.196           274,372
                                                       2003      1.000          1.121           157,925

  DWS International Subaccount (Class B) (7/03)......  2008      2.079          1.986                --
                                                       2007      1.862          2.079           297,231
                                                       2006      1.519          1.862           310,121
                                                       2005      1.343          1.519           282,498
                                                       2004      1.182          1.343           284,429
                                                       2003      1.000          1.182            62,215

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.414          1.551                --
                                                       2005      1.277          1.414            34,622
                                                       2004      1.173          1.277            40,914
                                                       2003      1.000          1.173            31,765

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.227          1.190                --
                                                       2007      1.202          1.227           370,418
                                                       2006      1.120          1.202           369,715
                                                       2005      1.103          1.120           369,179
                                                       2004      1.061          1.103            95,571
                                                       2003      1.000          1.061            23,719

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.584          1.481                --
                                                       2007      1.572          1.584           264,553
                                                       2006      1.396          1.572           278,057
                                                       2005      1.302          1.396           328,171
                                                       2004      1.153          1.302           323,540
                                                       2003      1.000          1.153           179,991

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.884          0.889                --
                                                       2008      1.173          0.884           663,907
                                                       2007      1.146          1.173           793,755
                                                       2006      1.078          1.146         1,438,389
                                                       2005      1.057          1.078         1,073,774
                                                       2004      1.002          1.057           591,288

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.028          0.989                --
                                                       2007      1.014          1.028           782,181
                                                       2006      0.999          1.014           717,534
                                                       2005      1.003          0.999           793,523
                                                       2004      0.986          1.003           748,446
                                                       2003      1.000          0.986           329,585

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.528          1.477                --
                                                       2007      1.501          1.528           317,812
                                                       2006      1.343          1.501           306,553
                                                       2005      1.258          1.343           428,127
                                                       2004      1.156          1.258           357,861
                                                       2003      1.000          1.156            63,638

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.195          1.246                --
                                                       2005      1.228          1.195           231,877
                                                       2004      1.127          1.228           202,183
                                                       2003      1.000          1.127           137,906

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.495          1.422                --
                                                       2007      1.564          1.495           914,202
                                                       2006      1.354          1.564           936,267
                                                       2005      1.288          1.354           528,628
                                                       2004      1.160          1.288           477,347
                                                       2003      1.000          1.160           146,373

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.635          1.991           420,352
                                                       2005      1.524          1.635           465,339
                                                       2004      1.242          1.524           349,099
                                                       2003      1.000          1.242           132,096

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.126          1.344                --
                                                       2005      1.053          1.126            72,702
                                                       2004      1.000          1.053            28,525

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.472          1.629           137,730
                                                       2009      1.052          1.472           157,076
                                                       2008      2.065          1.052           263,464
                                                       2007      1.996          2.065           350,756
                                                       2006      1.576          1.996           335,545
                                                       2005      1.316          1.576           318,203
                                                       2004      1.178          1.316           149,851
                                                       2003      1.000          1.178            24,082

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.127          1.170           172,178
                                                       2009      1.071          1.127           168,863
                                                       2008      1.048          1.071           200,936
                                                       2007      1.017          1.048           177,792
                                                       2006      1.003          1.017           166,095
                                                       2005      1.004          1.003           234,498
                                                       2004      0.994          1.004           231,867
                                                       2003      1.000          0.994            38,297

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.823          0.823                --
                                                       2008      1.287          0.823         2,677,907
                                                       2007      1.248          1.287         2,719,667
                                                       2006      1.133          1.248         2,761,331
                                                       2005      1.094          1.133         1,737,173
                                                       2004      1.016          1.094           251,633

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.275          1.258                --
                                                       2007      1.298          1.275           338,540
                                                       2006      1.206          1.298           354,517
                                                       2005      1.193          1.206           467,383
                                                       2004      1.090          1.193           460,712
                                                       2003      1.000          1.090           199,028

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.052          1.067                --
                                                       2005      1.040          1.052           257,828
                                                       2004      1.005          1.040                --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.214          1.231                --
                                                       2004      1.130          1.214         2,811,601
                                                       2003      1.000          1.130           150,055

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.149          2.068                --
                                                       2007      1.893          2.149           511,102
                                                       2006      1.549          1.893           527,028
                                                       2005      1.390          1.549           518,709
                                                       2004      1.207          1.390           270,382
                                                       2003      1.000          1.207            46,406

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.451          1.390                --
                                                       2007      1.398          1.451           199,443
                                                       2006      1.324          1.398           237,623
                                                       2005      1.213          1.324           258,807
                                                       2004      1.117          1.213           191,606
                                                       2003      1.000          1.117            64,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.272          1.251                --
                                                       2005      1.215          1.272            36,480
                                                       2004      1.108          1.215            17,204
                                                       2003      1.000          1.108                --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.143          1.261                --
                                                       2005      1.036          1.143                --

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.528          1.503                --
                                                       2007      1.387          1.528           479,859
                                                       2006      1.234          1.387           502,745
                                                       2005      1.243          1.234           514,974
                                                       2004      1.160          1.243           453,213
                                                       2003      1.000          1.160           136,169

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.248          1.279                --
                                                       2005      1.285          1.248           349,432
                                                       2004      1.120          1.285           289,324
                                                       2003      1.000          1.120            78,890

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.503          1.411                --
                                                       2007      1.425          1.503             2,301
                                                       2006      1.319          1.425             7,682
                                                       2005      1.177          1.319            19,357
                                                       2004      1.162          1.177             2,317
                                                       2003      1.000          1.162               989

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.836          0.837                --
                                                       2008      1.229          0.836           573,958
                                                       2007      1.196          1.229           854,462
                                                       2006      1.103          1.196           644,247
                                                       2005      1.075          1.103           670,314
                                                       2004      0.999          1.075           293,834

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.012          1.014                --
                                                       2007      0.990          1.012           393,191
                                                       2006      0.972          0.990           360,375
                                                       2005      0.971          0.972           307,283
                                                       2004      0.988          0.971         1,736,779
                                                       2003      1.000          0.988         1,744,540

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.096          1.114                --
                                                       2005      1.174          1.096           226,814
                                                       2004      1.191          1.174           163,532
                                                       2003      1.000          1.191            99,509

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.349          1.174                --
                                                       2007      1.305          1.349           248,986
                                                       2006      1.274          1.305           289,034
                                                       2005      1.221          1.274           323,601
                                                       2004      1.130          1.221           151,781
                                                       2003      1.000          1.130            25,590

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.131          1.129                --
                                                       2007      1.101          1.131           412,080
                                                       2006      1.036          1.101           434,480
                                                       2005      1.040          1.036           466,061
                                                       2004      0.983          1.040           388,986
                                                       2003      1.000          0.983           240,043

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.085          1.119                --
                                                       2009      0.694          1.085           131,204
                                                       2008      1.326          0.694           174,196
                                                       2007      1.192          1.326           174,458
                                                       2006      1.214          1.192           209,019
                                                       2005      1.203          1.214           239,428
                                                       2004      1.213          1.203           253,631
                                                       2003      1.000          1.213           150,170

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.806          1.677                --
                                                       2007      1.477          1.806           293,473
                                                       2006      1.423          1.477           334,551
                                                       2005      1.309          1.423           306,904
                                                       2004      1.210          1.309           196,566
                                                       2003      1.000          1.210            88,706

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.344          1.520         1,528,073
                                                       2009      0.938          1.344           336,233
                                                       2008      1.261          0.938           293,045

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.027          1.140           584,325
                                                       2009      0.859          1.027           512,846

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.040          1.174         1,266,478
                                                       2009      0.849          1.040         2,451,208

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.069          1.174         1,688,257
                                                       2009      0.908          1.069           725,480

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.890          1.069           576,675
                                                       2009      0.666          0.890           666,203
                                                       2008      1.060          0.666           700,535

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.785          0.898           754,357
                                                       2009      0.679          0.785           837,753
                                                       2008      1.027          0.679           892,095

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.444          2.962            83,099
                                                       2009      1.478          2.444            80,788
                                                       2008      3.391          1.478           152,237
                                                       2007      2.704          3.391           183,443

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.627          1.771           574,162
                                                       2009      1.265          1.627           564,512
                                                       2008      2.180          1.265           655,778

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.264          1.384         1,803,608
                                                       2009      0.975          1.264         1,734,673
                                                       2008      1.131          0.975           383,859

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.142          1.339           111,362

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.239          1.546            31,512
                                                       2009      0.872          1.239            23,249
                                                       2008      1.414          0.872             2,368

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.306          1.623           166,047
                                                       2009      0.908          1.306           186,841
                                                       2008      1.671          0.908           283,126

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      0.997          1.053           923,427
                                                       2009      0.935          0.997           888,721
                                                       2008      0.992          0.935           798,731

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.060          1.133           455,176
                                                       2009      0.927          1.060           445,369
                                                       2008      1.189          0.927           433,559

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.043          1.110           534,762
                                                       2009      0.961          1.043           598,084
                                                       2008      1.417          0.961           693,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.776          1.736         1,100,826
                                                       2009      1.813          1.776         1,153,377
                                                       2008      1.814          1.813           836,802

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.161          1.267           564,480
                                                       2009      0.902          1.161           539,826
                                                       2008      1.471          0.902           574,824

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.135          1.268           165,046
                                                       2009      0.956          1.135           180,035
                                                       2008      1.480          0.956           224,254

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.874          0.978         1,315,224
                                                       2009      0.711          0.874         1,424,412
                                                       2008      1.099          0.711         1,179,703

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.952          1.021           417,631
                                                       2009      0.823          0.952           377,004
                                                       2008      1.085          0.823           237,057
                                                       2007      1.066          1.085           467,325
                                                       2006      1.003          1.066           350,023

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.229          1.336           208,657
                                                       2009      1.042          1.229           220,146
                                                       2008      1.502          1.042           325,879

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.345          1.447           159,806

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.899          1.026           307,400
                                                       2009      0.643          0.899           361,706
                                                       2008      1.059          0.643           356,675

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.043          1.372           788,168
                                                       2009      0.770          1.043           607,650
                                                       2008      1.176          0.770           629,902

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.469          1.525            17,663
                                                       2009      1.308          1.469            19,000
                                                       2008      1.980          1.308            24,781
                                                       2007      1.681          1.980            20,852
                                                       2006      1.371          1.681             8,394
                                                       2005      1.202          1.371             4,442
                                                       2004      1.000          1.202                --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.074          1.077                --
                                                       2005      1.017          1.074                --
                                                       2004      1.000          1.017                --

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.417          1.573                --
                                                       2009      0.963          1.417            24,181
                                                       2008      1.801          0.963            17,401
                                                       2007      1.384          1.801            50,909
                                                       2006      1.191          1.384                --
                                                       2005      1.068          1.191                --
                                                       2004      1.000          1.068                --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.693          0.884                --
                                                       2008      1.332          0.693             3,523
                                                       2007      1.420          1.332             3,752
                                                       2006      1.284          1.420             3,899
                                                       2005      1.132          1.284             3,903
                                                       2004      1.000          1.132                --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      0.892          0.978                --
                                                       2009      0.890          0.892             3,401

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.883          1.967                --
                                                       2006      1.454          1.883             8,081
                                                       2005      1.164          1.454             7,745
                                                       2004      1.000          1.164                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.237          1.211                --
                                                       2007      1.249          1.237             1,063
                                                       2006      1.188          1.249             4,977
                                                       2005      1.116          1.188             4,701
                                                       2004      1.000          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      0.981          1.098                --
                                                       2009      0.753          0.981                --
                                                       2008      1.178          0.753                --
                                                       2007      1.122          1.178                --
                                                       2006      1.054          1.122             4,400
                                                       2005      1.044          1.054             4,041
                                                       2004      1.000          1.044                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.158          1.099                --
                                                       2007      1.131          1.158                --
                                                       2006      1.005          1.131                --
                                                       2005      1.000          1.005                --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.765          1.442            39,552
                                                       2006      1.318          1.765            42,006
                                                       2005      1.212          1.318            43,957
                                                       2004      1.000          1.212                --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.025          0.995                --
                                                       2007      1.012          1.025             3,938
                                                       2006      0.993          1.012             3,633
                                                       2005      1.000          0.993             3,921

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.044          1.186                --
                                                       2009      0.845          1.044                --
                                                       2008      1.295          0.845             6,709
                                                       2007      1.182          1.295            27,065
                                                       2006      1.119          1.182                --
                                                       2005      1.056          1.119                --
                                                       2004      1.000          1.056                --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.226          1.312                --
                                                       2009      0.850          1.226            15,885
                                                       2008      1.746          0.850             2,230
                                                       2007      1.642          1.746             3,793
                                                       2006      1.379          1.642             6,828
                                                       2005      1.196          1.379             5,753
                                                       2004      1.000          1.196                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.219          1.142                --
                                                       2007      1.236          1.219            75,420
                                                       2006      1.117          1.236           201,221
                                                       2005      1.081          1.117                --
                                                       2004      1.000          1.081                --

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.111          1.168            28,462
                                                       2009      0.934          1.111            27,955
                                                       2008      1.249          0.934            17,765
                                                       2007      1.133          1.249            13,272
                                                       2006      1.097          1.133             6,513
                                                       2005      1.039          1.097             6,297
                                                       2004      1.000          1.039                --

  DWS International Subaccount (Class B) (7/03)......  2008      1.759          1.680                --
                                                       2007      1.576          1.759           200,507
                                                       2006      1.286          1.576           206,004
                                                       2005      1.138          1.286            45,580
                                                       2004      1.000          1.138                --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.220          1.338                --
                                                       2005      1.103          1.220                --
                                                       2004      1.000          1.103                --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.147          1.113                --
                                                       2007      1.125          1.147                --
                                                       2006      1.049          1.125                --
                                                       2005      1.033          1.049                --
                                                       2004      1.000          1.033                --

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.350          1.262                --
                                                       2007      1.340          1.350             3,550
                                                       2006      1.191          1.340             6,662
                                                       2005      1.112          1.191             3,637
                                                       2004      1.000          1.112                --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.882          0.887                --
                                                       2008      1.171          0.882            10,560
                                                       2007      1.145          1.171            11,534
                                                       2006      1.077          1.145             6,674
                                                       2005      1.057          1.077             2,927
                                                       2004      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.018          0.980                --
                                                       2007      1.005          1.018             6,964
                                                       2006      0.990          1.005                --
                                                       2005      0.996          0.990                --
                                                       2004      1.000          0.996                --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.295          1.252                --
                                                       2007      1.274          1.295           254,973
                                                       2006      1.140          1.274           208,952
                                                       2005      1.069          1.140           200,664
                                                       2004      1.000          1.069                --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.031          1.075                --
                                                       2005      1.061          1.031                --
                                                       2004      1.000          1.061                --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.292          1.229                --
                                                       2007      1.353          1.292           182,924
                                                       2006      1.171          1.353           229,714
                                                       2005      1.115          1.171           223,055
                                                       2004      1.000          1.115                --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.252          1.524           146,812
                                                       2005      1.168          1.252           149,448
                                                       2004      1.000          1.168                --

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.125          1.343                --
                                                       2005      1.053          1.125           196,474
                                                       2004      1.000          1.053                --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.255          1.388                --
                                                       2009      0.897          1.255                --
                                                       2008      1.761          0.897                --
                                                       2007      1.704          1.761             2,049
                                                       2006      1.345          1.704             4,756
                                                       2005      1.124          1.345             3,313
                                                       2004      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.121          1.163                --
                                                       2009      1.066          1.121                --
                                                       2008      1.044          1.066                --
                                                       2007      1.013          1.044                --
                                                       2006      1.000          1.013                --
                                                       2005      1.001          1.000                --
                                                       2004      1.000          1.001                --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.821          0.821                --
                                                       2008      1.285          0.821           144,032
                                                       2007      1.246          1.285           144,056
                                                       2006      1.132          1.246           150,555
                                                       2005      1.093          1.132           149,400
                                                       2004      1.016          1.093                --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.157          1.141                --
                                                       2007      1.178          1.157            29,307
                                                       2006      1.096          1.178            27,113
                                                       2005      1.085          1.096            26,433
                                                       2004      1.000          1.085                --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.052          1.066                --
                                                       2005      1.040          1.052             3,674
                                                       2004      1.005          1.040                --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.086          1.100                --
                                                       2004      1.000          1.086                --

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.777          1.709                --
                                                       2007      1.566          1.777             5,609
                                                       2006      1.282          1.566             2,939
                                                       2005      1.151          1.282             4,022
                                                       2004      1.000          1.151                --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.315          1.260                --
                                                       2007      1.268          1.315           143,708
                                                       2006      1.202          1.268           142,809
                                                       2005      1.102          1.202           136,116
                                                       2004      1.000          1.102                --

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.159          1.139                --
                                                       2005      1.108          1.159                --
                                                       2004      1.000          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.143          1.259                --
                                                       2005      1.036          1.143           183,560

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.326          1.304                --
                                                       2007      1.204          1.326                --
                                                       2006      1.072          1.204                --
                                                       2005      1.081          1.072                --
                                                       2004      1.000          1.081                --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.108          1.135                --
                                                       2005      1.141          1.108             3,816
                                                       2004      1.000          1.141                --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.332          1.250                --
                                                       2007      1.263          1.332             7,392
                                                       2006      1.170          1.263             4,240
                                                       2005      1.045          1.170             2,544
                                                       2004      1.000          1.045                --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.834          0.835                --
                                                       2008      1.226          0.834            24,684
                                                       2007      1.195          1.226                --
                                                       2006      1.103          1.195                --
                                                       2005      1.075          1.103                --
                                                       2004      0.999          1.075                --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.026          1.028                --
                                                       2007      1.004          1.026                --
                                                       2006      0.986          1.004                --
                                                       2005      0.986          0.986                --
                                                       2004      1.000          0.986                --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.947          0.962                --
                                                       2005      1.015          0.947                --
                                                       2004      1.000          1.015                --

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.176          1.023                --
                                                       2007      1.138          1.176            59,803
                                                       2006      1.111          1.138            56,768
                                                       2005      1.066          1.111            51,099
                                                       2004      1.000          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.147          1.146                --
                                                       2007      1.118          1.147            80,722
                                                       2006      1.053          1.118            47,024
                                                       2005      1.057          1.053            45,748
                                                       2004      1.000          1.057                --

  DWS Technology Subaccount (Class B) (7/03).........  2010      0.940          0.970                --
                                                       2009      0.602          0.940            57,047
                                                       2008      1.151          0.602                --
                                                       2007      1.035          1.151            30,237
                                                       2006      1.055          1.035                --
                                                       2005      1.046          1.055                --
                                                       2004      1.000          1.046                --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.513          1.405                --
                                                       2007      1.238          1.513            53,983
                                                       2006      1.194          1.238            13,257
                                                       2005      1.098          1.194            12,328
                                                       2004      1.000          1.098                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.218          1.377           466,033
                                                       2009      0.850          1.218            43,236
                                                       2008      1.144          0.850            26,532

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.025          1.137                --
                                                       2009      0.857          1.025            25,348

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.037          1.170            23,476
                                                       2009      0.847          1.037            23,516

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.066          1.170            14,784
                                                       2009      0.906          1.066            17,050

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.888          1.066             1,211
                                                       2009      0.665          0.888             1,320
                                                       2008      1.058          0.665             1,150

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.784          0.896                --
                                                       2009      0.678          0.784                --
                                                       2008      1.026          0.678            16,728

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.765          2.138            44,707
                                                       2009      1.068          1.765            40,883
                                                       2008      2.451          1.068            15,552
                                                       2007      1.955          2.451             8,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.276          1.389           110,147
                                                       2009      0.993          1.276           123,124
                                                       2008      1.712          0.993           144,732

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.282          1.403         2,766,113
                                                       2009      0.989          1.282         1,986,678
                                                       2008      1.148          0.989            67,641

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      0.990          1.160                --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.097          1.368            70,004
                                                       2009      0.772          1.097            74,411
                                                       2008      1.253          0.772             5,858

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.093          1.358             7,915
                                                       2009      0.760          1.093            20,073
                                                       2008      1.400          0.760            22,751

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      0.987          1.042            30,577
                                                       2009      0.926          0.987             4,031
                                                       2008      0.983          0.926             4,887

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      0.991          1.058                --
                                                       2009      0.867          0.991                --
                                                       2008      1.112          0.867                --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      0.901          0.958           205,250
                                                       2009      0.830          0.901           229,191
                                                       2008      1.225          0.830           186,340

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.447          1.413           258,561
                                                       2009      1.477          1.447            83,371
                                                       2008      1.479          1.477           308,344

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      0.983          1.073           154,077
                                                       2009      0.765          0.983           224,164
                                                       2008      1.247          0.765           184,278

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      0.966          1.079                --
                                                       2009      0.814          0.966                --
                                                       2008      1.261          0.814                --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.873          0.976            12,456
                                                       2009      0.709          0.873            13,259
                                                       2008      1.098          0.709            13,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.950          1.019         1,256,163
                                                       2009      0.822          0.950         1,626,999
                                                       2008      1.084          0.822           737,743
                                                       2007      1.066          1.084           451,073
                                                       2006      1.003          1.066                --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.065          1.158                --
                                                       2009      0.904          1.065                --
                                                       2008      1.303          0.904                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.077          1.159            25,310

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.897          1.023           140,258
                                                       2009      0.642          0.897           262,608
                                                       2008      1.058          0.642           166,329

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.802          1.055                --
                                                       2009      0.592          0.802            64,741
                                                       2008      0.906          0.592            19,779





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.483          1.539            4,525
                                                       2009      1.321          1.483            4,568
                                                       2008      2.001          1.321            4,322
                                                       2007      1.699          2.001            4,421
                                                       2006      1.387          1.699            4,768
                                                       2005      1.216          1.387            5,036
                                                       2004      1.000          1.216               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.098          1.102               --
                                                       2005      1.040          1.098               --
                                                       2004      1.000          1.040               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.391          1.543               --
                                                       2009      0.946          1.391               --
                                                       2008      1.770          0.946               --
                                                       2007      1.361          1.770               --
                                                       2006      1.172          1.361               --
                                                       2005      1.051          1.172               --
                                                       2004      1.000          1.051               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.685          0.874               --
                                                       2008      1.318          0.685               --
                                                       2007      1.406          1.318               --
                                                       2006      1.272          1.406               --
                                                       2005      1.122          1.272               --
                                                       2004      1.000          1.122               --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      0.882          0.966               --
                                                       2009      0.880          0.882               --

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.079          2.172               --
                                                       2006      1.607          2.079           78,273
                                                       2005      1.286          1.607           78,547
                                                       2004      1.000          1.286               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.248          1.221               --
                                                       2007      1.261          1.248           19,867
                                                       2006      1.199          1.261           19,082
                                                       2005      1.127          1.199           26,900
                                                       2004      1.000          1.127               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      0.963          1.077               --
                                                       2009      0.739          0.963               --
                                                       2008      1.158          0.739               --
                                                       2007      1.103          1.158               --
                                                       2006      1.037          1.103               --
                                                       2005      1.028          1.037               --
                                                       2004      1.000          1.028               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.157          1.097               --
                                                       2007      1.130          1.157            5,209
                                                       2006      1.005          1.130            6,417
                                                       2005      1.000          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.863          1.522          148,627
                                                       2006      1.392          1.863          148,627
                                                       2005      1.281          1.392          148,627
                                                       2004      1.000          1.281               --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.024          0.994               --
                                                       2007      1.011          1.024           12,409
                                                       2006      0.993          1.011           12,416
                                                       2005      1.000          0.993           12,422

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.024          1.163           31,933
                                                       2009      0.830          1.024           32,076
                                                       2008      1.272          0.830           31,688
                                                       2007      1.162          1.272           32,474
                                                       2006      1.100          1.162           32,460
                                                       2005      1.038          1.100           20,875
                                                       2004      1.000          1.038               --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.208          1.292               --
                                                       2009      0.838          1.208           31,300
                                                       2008      1.722          0.838          113,958
                                                       2007      1.619          1.722          117,975
                                                       2006      1.361          1.619          118,433
                                                       2005      1.181          1.361          120,875
                                                       2004      1.000          1.181               --

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.199          1.123               --
                                                       2007      1.216          1.199           22,105
                                                       2006      1.100          1.216           21,617
                                                       2005      1.065          1.100            8,940
                                                       2004      1.000          1.065               --

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.114          1.171           80,710
                                                       2009      0.937          1.114           80,614
                                                       2008      1.254          0.937           96,214
                                                       2007      1.138          1.254          107,027
                                                       2006      1.102          1.138          108,804
                                                       2005      1.045          1.102          119,081
                                                       2004      1.000          1.045               --

  DWS International Subaccount (Class B) (7/03)......  2008      1.780          1.700               --
                                                       2007      1.596          1.780          131,203
                                                       2006      1.303          1.596          131,824
                                                       2005      1.154          1.303           33,193
                                                       2004      1.000          1.154               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.204          1.320               --
                                                       2005      1.089          1.204            5,785
                                                       2004      1.000          1.089               --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.154          1.119               --
                                                       2007      1.132          1.154           23,740
                                                       2006      1.056          1.132           23,740
                                                       2005      1.041          1.056           23,740
                                                       2004      1.000          1.041               --

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.326          1.238               --
                                                       2007      1.316          1.326           39,217
                                                       2006      1.171          1.316           38,356
                                                       2005      1.093          1.171           38,574
                                                       2004      1.000          1.093               --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.880          0.885               --
                                                       2008      1.169          0.880           58,601
                                                       2007      1.144          1.169           58,637
                                                       2006      1.077          1.144           58,670
                                                       2005      1.056          1.077           58,704
                                                       2004      1.002          1.056               --

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.064          1.023               --
                                                       2007      1.051          1.064           13,709
                                                       2006      1.036          1.051           12,551
                                                       2005      1.041          1.036           11,831
                                                       2004      1.000          1.041               --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.295          1.252               --
                                                       2007      1.274          1.295            7,960
                                                       2006      1.141          1.274            7,793
                                                       2005      1.070          1.141            7,644
                                                       2004      1.000          1.070               --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.060          1.104               --
                                                       2005      1.091          1.060            4,927
                                                       2004      1.000          1.091               --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.298          1.234               --
                                                       2007      1.359          1.298           95,166
                                                       2006      1.178          1.359           94,220
                                                       2005      1.122          1.178           95,799
                                                       2004      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.272          1.547          109,927
                                                       2005      1.187          1.272          110,384
                                                       2004      1.000          1.187               --

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.124          1.341               --
                                                       2005      1.053          1.124          121,473
                                                       2004      1.000          1.053               --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.289          1.425               --
                                                       2009      0.922          1.289               --
                                                       2008      1.811          0.922               --
                                                       2007      1.753          1.811            9,276
                                                       2006      1.385          1.753            9,276
                                                       2005      1.158          1.385           15,672
                                                       2004      1.000          1.158               --

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.154          1.197            3,391
                                                       2009      1.098          1.154            3,320
                                                       2008      1.076          1.098            3,066
                                                       2007      1.045          1.076            3,426
                                                       2006      1.031          1.045            3,458
                                                       2005      1.033          1.031            3,427
                                                       2004      1.000          1.033               --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.820          0.819               --
                                                       2008      1.283          0.820           95,896
                                                       2007      1.245          1.283           95,968
                                                       2006      1.132          1.245           96,032
                                                       2005      1.093          1.132           96,100
                                                       2004      1.016          1.093               --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.173          1.157               --
                                                       2007      1.195          1.173           44,950
                                                       2006      1.112          1.195           44,950
                                                       2005      1.101          1.112           44,950
                                                       2004      1.000          1.101               --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.005          1.040               --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.069          1.083               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.797          1.728               --
                                                       2007      1.584          1.797          230,663
                                                       2006      1.297          1.584          236,529
                                                       2005      1.166          1.297          245,955
                                                       2004      1.000          1.166               --

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.307          1.252               --
                                                       2007      1.261          1.307               --
                                                       2006      1.196          1.261               --
                                                       2005      1.096          1.196               --
                                                       2004      1.000          1.096               --

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.137          1.117               --
                                                       2005      1.087          1.137               --
                                                       2004      1.000          1.087               --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.142          1.258               --
                                                       2005      1.036          1.142           16,445

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.311          1.289               --
                                                       2007      1.191          1.311            9,747
                                                       2006      1.061          1.191            9,896
                                                       2005      1.070          1.061           10,630
                                                       2004      1.000          1.070               --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.099          1.126               --
                                                       2005      1.133          1.099               --
                                                       2004      1.000          1.133               --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.355          1.272               --
                                                       2007      1.286          1.355               --
                                                       2006      1.192          1.286               --
                                                       2005      1.064          1.192               --
                                                       2004      1.000          1.064               --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.832          0.834               --
                                                       2008      1.224          0.832           95,791
                                                       2007      1.194          1.224           96,823
                                                       2006      1.102          1.194           97,257
                                                       2005      1.074          1.102           99,217
                                                       2004      0.999          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.030          1.032               --
                                                       2007      1.008          1.030           11,738
                                                       2006      0.991          1.008               --
                                                       2005      0.991          0.991               --
                                                       2004      1.000          0.991               --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.965          0.980               --
                                                       2005      1.035          0.965            5,906
                                                       2004      1.000          1.035               --

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.188          1.034               --
                                                       2007      1.150          1.188           13,107
                                                       2006      1.124          1.150           13,167
                                                       2005      1.079          1.124           12,746
                                                       2004      1.000          1.079               --

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.192          1.190               --
                                                       2007      1.162          1.192           55,803
                                                       2006      1.094          1.162           60,892
                                                       2005      1.100          1.094           23,716
                                                       2004      1.000          1.100               --

  DWS Technology Subaccount (Class B) (7/03).........  2010      0.930          0.960               --
                                                       2009      0.596          0.930           21,562
                                                       2008      1.139          0.596           21,987
                                                       2007      1.025          1.139           22,402
                                                       2006      1.045          1.025           22,570
                                                       2005      1.037          1.045           30,370
                                                       2004      1.000          1.037               --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.521          1.413               --
                                                       2007      1.245          1.521          109,870
                                                       2006      1.201          1.245          110,944
                                                       2005      1.106          1.201          110,806
                                                       2004      1.000          1.106               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.234          1.394          615,186
                                                       2009      0.862          1.234           20,339
                                                       2008      1.160          0.862           44,950

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.022          1.133           88,632
                                                       2009      0.855          1.022           91,938

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.034          1.166           89,663
                                                       2009      0.845          1.034           93,005

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.063          1.167           52,388
                                                       2009      0.904          1.063           55,722

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.886          1.063          188,939
                                                       2009      0.664          0.886          189,232
                                                       2008      1.057          0.664          181,467

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.782          0.894          354,038
                                                       2009      0.677          0.782          394,536
                                                       2008      1.025          0.677          427,297

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.946          2.356            3,834
                                                       2009      1.178          1.946            4,152
                                                       2008      2.705          1.178           78,317
                                                       2007      2.158          2.705           77,061

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.283          1.396          214,340
                                                       2009      0.999          1.283          214,349
                                                       2008      1.723          0.999          358,020

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.330          1.455          339,841
                                                       2009      1.026          1.330          343,294
                                                       2008      1.192          1.026           90,408

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      0.979          1.147           21,544

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.115          1.390               --
                                                       2009      0.785          1.115               --
                                                       2008      1.275          0.785               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.098          1.363          109,795
                                                       2009      0.764          1.098          110,190
                                                       2008      1.407          0.764          111,223

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.030          1.087          266,275
                                                       2009      0.966          1.030          266,309
                                                       2008      1.027          0.966           22,443

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      0.996          1.062           10,798
                                                       2009      0.872          0.996           10,798
                                                       2008      1.118          0.872           23,740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      0.904          0.961           54,493
                                                       2009      0.834          0.904           52,864
                                                       2008      1.230          0.834           85,871

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.525          1.489            8,044
                                                       2009      1.558          1.525          103,470
                                                       2008      1.561          1.558          148,627

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      0.982          1.071            8,612
                                                       2009      0.764          0.982            8,341
                                                       2008      1.247          0.764            8,150

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      0.948          1.058           29,557
                                                       2009      0.799          0.948           28,431
                                                       2008      1.238          0.799           40,075

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.871          0.973           14,062
                                                       2009      0.708          0.871           26,019
                                                       2008      1.096          0.708               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.948          1.016          199,582
                                                       2009      0.821          0.948          185,689
                                                       2008      1.083          0.821          112,301
                                                       2007      1.066          1.083           19,627
                                                       2006      1.003          1.066               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.052          1.143            9,105
                                                       2009      0.893          1.052            9,111
                                                       2008      1.288          0.893            9,501

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.141          1.227           35,483

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.896          1.021           10,841
                                                       2009      0.641          0.896           11,377
                                                       2008      1.057          0.641           20,525

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.916          1.205          111,681
                                                       2009      0.677          0.916           88,307
                                                       2008      1.036          0.677          101,167

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.460          1.515            47,358
                                                       2009      1.302          1.460            48,463
                                                       2008      1.973          1.302            50,729
                                                       2007      1.676          1.973            53,071
                                                       2006      1.369          1.676            53,626
                                                       2005      1.201          1.369            35,355
                                                       2004      1.000          1.201            20,810

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.072          1.075                --
                                                       2005      1.016          1.072           155,084
                                                       2004      1.000          1.016            75,549

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.409          1.562            53,911
                                                       2009      0.958          1.409            64,099
                                                       2008      1.794          0.958            71,777
                                                       2007      1.380          1.794            59,854
                                                       2006      1.189          1.380            70,162
                                                       2005      1.067          1.189            73,707
                                                       2004      1.000          1.067            29,900

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.689          0.879                --
                                                       2008      1.327          0.689            16,188
                                                       2007      1.416          1.327            16,228
                                                       2006      1.282          1.416            14,784
                                                       2005      1.131          1.282            29,751
                                                       2004      1.000          1.131            31,691

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      0.887          0.971            40,642
                                                       2009      0.885          0.887            40,412

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.877          1.961                --
                                                       2006      1.452          1.877           183,744
                                                       2005      1.163          1.452           200,315
                                                       2004      1.000          1.163           111,941

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.232          1.206                --
                                                       2007      1.246          1.232           441,331
                                                       2006      1.186          1.246           438,573
                                                       2005      1.115          1.186           450,476
                                                       2004      1.000          1.115           239,222

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      0.975          1.090                --
                                                       2009      0.749          0.975                --
                                                       2008      1.173          0.749                --
                                                       2007      1.119          1.173                --
                                                       2006      1.052          1.119            10,781
                                                       2005      1.043          1.052            11,530
                                                       2004      1.000          1.043                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.155          1.096                --
                                                       2007      1.129          1.155            75,420
                                                       2006      1.004          1.129            65,705
                                                       2005      1.000          1.004            66,241

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.760          1.437           209,223
                                                       2006      1.315          1.760           200,025
                                                       2005      1.211          1.315           229,398
                                                       2004      1.000          1.211           129,519

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.023          0.992                --
                                                       2007      1.010          1.023            10,584
                                                       2006      0.992          1.010            10,591
                                                       2005      1.000          0.992            10,598

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.038          1.178           244,149
                                                       2009      0.841          1.038           278,498
                                                       2008      1.291          0.841           305,509
                                                       2007      1.179          1.291           365,608
                                                       2006      1.117          1.179           403,359
                                                       2005      1.055          1.117           218,893
                                                       2004      1.000          1.055            24,509

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.219          1.304                --
                                                       2009      0.846          1.219           152,341
                                                       2008      1.740          0.846           150,388
                                                       2007      1.637          1.740           145,237
                                                       2006      1.376          1.637           168,142
                                                       2005      1.195          1.376           178,788
                                                       2004      1.000          1.195           102,253

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.214          1.137                --
                                                       2007      1.232          1.214           274,094
                                                       2006      1.115          1.232           275,508
                                                       2005      1.080          1.115           297,332
                                                       2004      1.000          1.080           139,527

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.104          1.160           116,027
                                                       2009      0.929          1.104           115,332
                                                       2008      1.245          0.929           146,574
                                                       2007      1.130          1.245           187,569
                                                       2006      1.095          1.130           196,847
                                                       2005      1.038          1.095           179,229
                                                       2004      1.000          1.038           103,322

  DWS International Subaccount (Class B) (7/03)......  2008      1.752          1.673                --
                                                       2007      1.572          1.752            93,592
                                                       2006      1.284          1.572            72,746
                                                       2005      1.137          1.284            48,457
                                                       2004      1.000          1.137            34,231

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.218          1.334                --
                                                       2005      1.102          1.218            21,525
                                                       2004      1.000          1.102             5,782

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.143          1.109                --
                                                       2007      1.122          1.143           553,267
                                                       2006      1.047          1.122           576,812
                                                       2005      1.032          1.047           604,364
                                                       2004      1.000          1.032           417,937

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.345          1.256                --
                                                       2007      1.336          1.345           500,185
                                                       2006      1.189          1.336           497,458
                                                       2005      1.111          1.189           517,994
                                                       2004      1.000          1.111           380,613

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.878          0.883                --
                                                       2008      1.167          0.878           226,791
                                                       2007      1.142          1.167           338,103
                                                       2006      1.076          1.142           342,456
                                                       2005      1.056          1.076           319,782
                                                       2004      1.002          1.056           135,542

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.015          0.976                --
                                                       2007      1.002          1.015           247,750
                                                       2006      0.989          1.002           252,325
                                                       2005      0.995          0.989           257,913
                                                       2004      1.000          0.995           200,130

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.290          1.247                --
                                                       2007      1.270          1.290           306,678
                                                       2006      1.138          1.270           312,904
                                                       2005      1.068          1.138           329,833
                                                       2004      1.000          1.068           148,614

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.030          1.072                --
                                                       2005      1.060          1.030           233,582
                                                       2004      1.000          1.060           114,580

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.287          1.224                --
                                                       2007      1.349          1.287           905,184
                                                       2006      1.169          1.349           923,721
                                                       2005      1.114          1.169           668,044
                                                       2004      1.000          1.114           431,353

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.250          1.520           510,024
                                                       2005      1.167          1.250           572,037
                                                       2004      1.000          1.167           347,101

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.124          1.340                --
                                                       2005      1.053          1.124            28,661
                                                       2004      1.000          1.053                --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.247          1.378           142,768
                                                       2009      0.892          1.247           188,562
                                                       2008      1.755          0.892           221,353
                                                       2007      1.699          1.755           237,812
                                                       2006      1.343          1.699           234,852
                                                       2005      1.123          1.343           250,339
                                                       2004      1.000          1.123           124,306

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.115          1.155           148,779
                                                       2009      1.061          1.115           201,343
                                                       2008      1.040          1.061           272,847
                                                       2007      1.010          1.040           273,232
                                                       2006      0.998          1.010           256,885
                                                       2005      1.000          0.998           247,721
                                                       2004      1.000          1.000           117,594

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.818          0.817                --
                                                       2008      1.281          0.818           998,219
                                                       2007      1.243          1.281         1,001,191
                                                       2006      1.131          1.243         1,021,489
                                                       2005      1.093          1.131           951,926
                                                       2004      1.016          1.093           158,450

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.153          1.137                --
                                                       2007      1.175          1.153           430,448
                                                       2006      1.094          1.175           429,092
                                                       2005      1.084          1.094           444,818
                                                       2004      1.000          1.084           273,978

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.050          1.064                --
                                                       2005      1.039          1.050            20,472
                                                       2004      1.005          1.039            13,051

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.085          1.099                --
                                                       2004      1.000          1.085            44,669

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.770          1.702                --
                                                       2007      1.561          1.770           162,922
                                                       2006      1.279          1.561           188,021
                                                       2005      1.150          1.279           214,165
                                                       2004      1.000          1.150            78,243

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.310          1.255                --
                                                       2007      1.264          1.310           102,936
                                                       2006      1.200          1.264           124,652
                                                       2005      1.101          1.200           125,713
                                                       2004      1.000          1.101            75,051

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.157          1.136                --
                                                       2005      1.107          1.157             1,445
                                                       2004      1.000          1.107             1,448

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.141          1.257                --
                                                       2005      1.036          1.141                --

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.321          1.299                --
                                                       2007      1.201          1.321           225,597
                                                       2006      1.070          1.201           232,209
                                                       2005      1.080          1.070           247,199
                                                       2004      1.000          1.080           155,386

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.106          1.133                --
                                                       2005      1.140          1.106           167,357
                                                       2004      1.000          1.140           152,122

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.327          1.245                --
                                                       2007      1.260          1.327            33,974
                                                       2006      1.168          1.260            35,233
                                                       2005      1.044          1.168            35,342
                                                       2004      1.000          1.044            15,118

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.831          0.832                --
                                                       2008      1.222          0.831           184,410
                                                       2007      1.192          1.222           196,421
                                                       2006      1.101          1.192           237,374
                                                       2005      1.074          1.101           238,585
                                                       2004      0.999          1.074            56,813

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.022          1.024                --
                                                       2007      1.001          1.022           128,495
                                                       2006      0.985          1.001            66,349
                                                       2005      0.985          0.985            24,224
                                                       2004      1.000          0.985             3,807

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.946          0.959                --
                                                       2005      1.015          0.946           194,676
                                                       2004      1.000          1.015           107,721

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.171          1.019                --
                                                       2007      1.135          1.171           163,335
                                                       2006      1.109          1.135           182,075
                                                       2005      1.065          1.109           192,896
                                                       2004      1.000          1.065            85,297

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.143          1.141                --
                                                       2007      1.115          1.143           159,963
                                                       2006      1.051          1.115           162,057
                                                       2005      1.056          1.051           150,128
                                                       2004      1.000          1.056            89,938

  DWS Technology Subaccount (Class B) (7/03).........  2010      0.935          0.965                --
                                                       2009      0.599          0.935            57,210
                                                       2008      1.146          0.599            97,090
                                                       2007      1.032          1.146           106,738
                                                       2006      1.053          1.032           124,060
                                                       2005      1.045          1.053           125,547
                                                       2004      1.000          1.045            83,849

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.508          1.400                --
                                                       2007      1.235          1.508            67,786
                                                       2006      1.191          1.235            87,845
                                                       2005      1.097          1.191            85,263
                                                       2004      1.000          1.097            38,492

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.211          1.368           224,167
                                                       2009      0.846          1.211           286,130
                                                       2008      1.139          0.846           336,706

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.019          1.129           138,391
                                                       2009      0.852          1.019           183,790

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.032          1.163         1,024,213
                                                       2009      0.843          1.032         1,023,415

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.060          1.163           226,222
                                                       2009      0.901          1.060           226,682

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.884          1.060           247,921
                                                       2009      0.663          0.884           339,786
                                                       2008      1.055          0.663           382,217

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.755          2.123           104,364
                                                       2009      1.063          1.755           148,577
                                                       2008      2.442          1.063           176,947
                                                       2007      1.949          2.442           152,873

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2010      1.269          1.379            77,061
                                                       2009      0.988          1.269            78,843
                                                       2008      1.705          0.988            91,225

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.275          1.394           153,894
                                                       2009      0.984          1.275           155,862
                                                       2008      1.143          0.984           154,121

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      0.984          1.152            55,824

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.091          1.359            16,826
                                                       2009      0.769          1.091            27,166
                                                       2008      1.248          0.769            37,545

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.087          1.348            44,003
                                                       2009      0.757          1.087            56,043
                                                       2008      1.394          0.757            64,652

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      0.981          1.035           301,673
                                                       2009      0.921          0.981           320,258
                                                       2008      0.979          0.921           271,723

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      0.985          1.051           410,438
                                                       2009      0.863          0.985           443,131
                                                       2008      1.107          0.863           468,150

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      0.895          0.952           684,639
                                                       2009      0.826          0.895           789,578
                                                       2008      1.220          0.826           788,285

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.438          1.404           179,756
                                                       2009      1.470          1.438           284,059
                                                       2008      1.473          1.470           397,481

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      0.978          1.066           202,971
                                                       2009      0.761          0.978           266,159
                                                       2008      1.242          0.761           276,606

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      0.961          1.071           398,428
                                                       2009      0.811          0.961           416,528
                                                       2008      1.256          0.811           469,442

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.869          0.971            71,127
                                                       2009      0.707          0.869            71,482
                                                       2008      1.095          0.707            67,252

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.946          1.014            79,834
                                                       2009      0.820          0.946           114,376
                                                       2008      1.082          0.820           147,981
                                                       2007      1.065          1.082           208,694
                                                       2006      1.003          1.065           201,514

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.059          1.150           124,120
                                                       2009      0.900          1.059           177,018
                                                       2008      1.298          0.900           164,276

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.620          1.741            78,317

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.894          1.018            93,176
                                                       2009      0.640          0.894           101,352
                                                       2008      1.056          0.640            69,996

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.797          1.048           199,658
                                                       2009      0.589          0.797           217,982
                                                       2008      0.902          0.589           191,969





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.554          1.611                --
                                                       2009      1.387          1.554                --
                                                       2008      2.102          1.387                --
                                                       2007      1.787          2.102                --
                                                       2006      1.460          1.787                --
                                                       2005      1.281          1.460                --
                                                       2004      1.063          1.281                --
                                                       2003      1.000          1.063                --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139                --
                                                       2005      1.077          1.136            85,977
                                                       2004      1.059          1.077            80,232
                                                       2003      1.000          1.059            51,066

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.548          1.716             8,121
                                                       2009      1.054          1.548             8,261
                                                       2008      1.974          1.054             8,386
                                                       2007      1.520          1.974            11,439
                                                       2006      1.310          1.520            11,448
                                                       2005      1.176          1.310            11,457
                                                       2004      1.118          1.176            11,467
                                                       2003      1.000          1.118             2,820

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.864          1.101                --
                                                       2008      1.664          0.864            13,755
                                                       2007      1.777          1.664            14,333
                                                       2006      1.609          1.777            14,929
                                                       2005      1.420          1.609            15,520
                                                       2004      1.234          1.420             9,450
                                                       2003      1.000          1.234                --

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      1.111          1.216            12,354
                                                       2009      1.108          1.111            13,025

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.585          2.700                --
                                                       2006      2.000          2.585               400
                                                       2005      1.603          2.000               401
                                                       2004      1.315          1.603               402
                                                       2003      1.000          1.315                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.436          1.405                --
                                                       2007      1.452          1.436            25,781
                                                       2006      1.383          1.452            25,580
                                                       2005      1.301          1.383            25,507
                                                       2004      1.168          1.301            31,744
                                                       2003      1.000          1.168            12,304

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      1.081          1.208             1,436
                                                       2009      0.831          1.081             1,505
                                                       2008      1.302          0.831             1,567
                                                       2007      1.242          1.302             1,688
                                                       2006      1.169          1.242             1,689
                                                       2005      1.159          1.169             1,691
                                                       2004      1.122          1.159             1,693
                                                       2003      1.000          1.122                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.154          1.094                --
                                                       2007      1.129          1.154            15,101
                                                       2006      1.004          1.129            15,908
                                                       2005      1.000          1.004            15,823

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      2.148          1.753            26,737
                                                       2006      1.606          2.148            24,566
                                                       2005      1.479          1.606            27,728
                                                       2004      1.160          1.479            25,899
                                                       2003      1.000          1.160            19,416

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.022          0.991                --
                                                       2007      1.010          1.022                --
                                                       2006      0.992          1.010                --
                                                       2005      1.000          0.992                --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.145          1.299            48,710
                                                       2009      0.928          1.145           166,023
                                                       2008      1.425          0.928           167,101
                                                       2007      1.302          1.425           182,690
                                                       2006      1.234          1.302           189,092
                                                       2005      1.166          1.234           102,249
                                                       2004      1.112          1.166               685
                                                       2003      1.000          1.112             4,458

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.527          1.633                --
                                                       2009      1.060          1.527             3,650
                                                       2008      2.181          1.060             3,653
                                                       2007      2.054          2.181             3,656
                                                       2006      1.728          2.054             3,658
                                                       2005      1.500          1.728             3,661
                                                       2004      1.249          1.500             3,664
                                                       2003      1.000          1.249                --

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.351          0.813                --
                                                       2007      1.371          1.351            23,579
                                                       2006      1.241          1.371            23,391
                                                       2005      1.204          1.241            23,813
                                                       2004      1.124          1.204            23,260
                                                       2003      1.000          1.124             3,037

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.264          1.328             4,404
                                                       2009      1.064          1.264             4,790
                                                       2008      1.427          1.064             5,252
                                                       2007      1.296          1.427            18,747
                                                       2006      1.256          1.296            19,302
                                                       2005      1.192          1.256            18,960
                                                       2004      1.119          1.192            20,145
                                                       2003      1.000          1.119             3,026

  DWS International Subaccount (Class B) (7/03)......  2008      2.060          1.966                --
                                                       2007      1.849          2.060            34,251
                                                       2006      1.511          1.849            35,511
                                                       2005      1.339          1.511            36,764
                                                       2004      1.181          1.339            33,731
                                                       2003      1.000          1.181                --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.406          1.540                --
                                                       2005      1.274          1.406                --
                                                       2004      1.172          1.274                --
                                                       2003      1.000          1.172                --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.216          1.179                --
                                                       2007      1.194          1.216            26,388
                                                       2006      1.114          1.194            26,389
                                                       2005      1.099          1.114            26,391
                                                       2004      1.060          1.099            32,200
                                                       2003      1.000          1.060            19,675

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.570          1.466                --
                                                       2007      1.561          1.570            29,732
                                                       2006      1.389          1.561            29,729
                                                       2005      1.298          1.389            30,691
                                                       2004      1.152          1.298            41,147
                                                       2003      1.000          1.152             5,171

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.876          0.881                --
                                                       2008      1.165          0.876            16,767
                                                       2007      1.141          1.165            17,958
                                                       2006      1.075          1.141            18,866
                                                       2005      1.056          1.075             5,026
                                                       2004      1.002          1.056                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.019          0.980                --
                                                       2007      1.007          1.019            93,158
                                                       2006      0.994          1.007            92,571
                                                       2005      1.000          0.994            87,034
                                                       2004      0.985          1.000            79,619
                                                       2003      1.000          0.985            76,330

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.514          1.463                --
                                                       2007      1.490          1.514            19,322
                                                       2006      1.336          1.490            19,915
                                                       2005      1.254          1.336            19,709
                                                       2004      1.154          1.254            21,914
                                                       2003      1.000          1.154            12,988

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.189          1.238                --
                                                       2005      1.225          1.189            18,602
                                                       2004      1.126          1.225            17,717
                                                       2003      1.000          1.126             3,952

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.481          1.408                --
                                                       2007      1.553          1.481            66,427
                                                       2006      1.347          1.553            66,207
                                                       2005      1.284          1.347            30,231
                                                       2004      1.159          1.284            33,520
                                                       2003      1.000          1.159            26,502

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.627          1.977            22,105
                                                       2005      1.519          1.627            23,209
                                                       2004      1.241          1.519            22,392
                                                       2003      1.000          1.241             7,314

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.123          1.338                --
                                                       2005      1.053          1.123                --
                                                       2004      1.000          1.053                --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.453          1.605               466
                                                       2009      1.040          1.453               468
                                                       2008      2.046          1.040               470
                                                       2007      1.982          2.046               471
                                                       2006      1.567          1.982               472
                                                       2005      1.312          1.567               474
                                                       2004      1.176          1.312               475
                                                       2003      1.000          1.176                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.112          1.152            25,297
                                                       2009      1.059          1.112            36,544
                                                       2008      1.039          1.059            35,981
                                                       2007      1.009          1.039            39,674
                                                       2006      0.998          1.009            39,618
                                                       2005      1.000          0.998            38,211
                                                       2004      0.992          1.000            47,637
                                                       2003      1.000          0.992            32,340

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.816          0.815                --
                                                       2008      1.278          0.816            72,727
                                                       2007      1.242          1.278            39,748
                                                       2006      1.130          1.242            39,780
                                                       2005      1.093          1.130            39,814
                                                       2004      1.016          1.093                --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.264          1.246                --
                                                       2007      1.289          1.264            70,397
                                                       2006      1.200          1.289            70,340
                                                       2005      1.190          1.200            67,671
                                                       2004      1.088          1.190            63,733
                                                       2003      1.000          1.088            61,628

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.049          1.063                --
                                                       2005      1.039          1.049            15,284
                                                       2004      1.005          1.039                --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.211          1.225                --
                                                       2004      1.128          1.211            13,006
                                                       2003      1.000          1.128            11,827

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      2.130          2.048                --
                                                       2007      1.880          2.130            48,554
                                                       2006      1.541          1.880            49,782
                                                       2005      1.386          1.541            51,001
                                                       2004      1.206          1.386            34,831
                                                       2003      1.000          1.206            15,642

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.437          1.376                --
                                                       2007      1.388          1.437            46,545
                                                       2006      1.318          1.388            48,248
                                                       2005      1.209          1.318            47,172
                                                       2004      1.116          1.209            48,969
                                                       2003      1.000          1.116            44,650

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.266          1.242                --
                                                       2005      1.211          1.266                --
                                                       2004      1.107          1.211                --
                                                       2003      1.000          1.107                --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.141          1.255                --
                                                       2005      1.036          1.141                --

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.514          1.488                --
                                                       2007      1.377          1.514            94,679
                                                       2006      1.228          1.377            96,388
                                                       2005      1.239          1.228            97,319
                                                       2004      1.159          1.239           108,938
                                                       2003      1.000          1.159            62,002

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.242          1.271                --
                                                       2005      1.281          1.242            23,758
                                                       2004      1.119          1.281            33,181
                                                       2003      1.000          1.119            13,785

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.489          1.398                --
                                                       2007      1.415          1.489                --
                                                       2006      1.312          1.415                --
                                                       2005      1.173          1.312                --
                                                       2004      1.161          1.173                --
                                                       2003      1.000          1.161                --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.829          0.830                --
                                                       2008      1.220          0.829                --
                                                       2007      1.191          1.220                --
                                                       2006      1.100          1.191                --
                                                       2005      1.074          1.100                --
                                                       2004      0.999          1.074                --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.003          1.005                --
                                                       2007      0.983          1.003           102,231
                                                       2006      0.967          0.983           106,233
                                                       2005      0.968          0.967           110,254
                                                       2004      0.987          0.968            66,151
                                                       2003      1.000          0.987             1,914

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.091          1.106                --
                                                       2005      1.171          1.091            95,554
                                                       2004      1.190          1.171            94,266
                                                       2003      1.000          1.190             8,848

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.337          1.163                --
                                                       2007      1.295          1.337             6,750
                                                       2006      1.267          1.295             6,757
                                                       2005      1.217          1.267             6,765
                                                       2004      1.129          1.217             8,897
                                                       2003      1.000          1.129             1,694

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.120          1.118                --
                                                       2007      1.093          1.120            55,024
                                                       2006      1.031          1.093            55,265
                                                       2005      1.037          1.031            54,386
                                                       2004      0.982          1.037            45,037
                                                       2003      1.000          0.982            40,148

  DWS Technology Subaccount (Class B) (7/03).........  2010      1.070          1.104                --
                                                       2009      0.686          1.070             3,001
                                                       2008      1.314          0.686             3,700
                                                       2007      1.184          1.314            16,884
                                                       2006      1.208          1.184            18,908
                                                       2005      1.199          1.208            17,967
                                                       2004      1.212          1.199            17,722
                                                       2003      1.000          1.212             3,721

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.789          1.661                --
                                                       2007      1.466          1.789            89,762
                                                       2006      1.416          1.466            92,169
                                                       2005      1.305          1.416            91,093
                                                       2004      1.209          1.305            92,391
                                                       2003      1.000          1.209            13,836

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.326          1.497         1,324,886
                                                       2009      0.927          1.326            68,890
                                                       2008      1.249          0.927            59,621

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.016          1.126                --
                                                       2009      0.850          1.016                --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.029          1.159            72,563
                                                       2009      0.841          1.029            72,643

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.057          1.159            15,757
                                                       2009      0.899          1.057            16,727

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.882          1.057           341,884
                                                       2009      0.662          0.882           360,279
                                                       2008      1.054          0.662           353,144

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.780          0.890           254,469
                                                       2009      0.675          0.780           275,312
                                                       2008      1.022          0.675           322,777

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.412          2.918               394
                                                       2009      1.462          2.412               396
                                                       2008      3.360          1.462               397
                                                       2007      2.683          3.360               399

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.605          1.744            81,624
                                                       2009      1.251          1.605           160,878
                                                       2008      2.159          1.251           112,208

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.248          1.364           542,857
                                                       2009      0.964          1.248           486,895
                                                       2008      1.120          0.964            52,977

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      1.126          1.319             2,532

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.223          1.523                --
                                                       2009      0.862          1.223                --
                                                       2008      1.401          0.862                --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.289          1.598            16,857
                                                       2009      0.898          1.289            89,226
                                                       2008      1.654          0.898            92,609

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      0.984          1.038            34,988
                                                       2009      0.924          0.984            85,816
                                                       2008      0.983          0.924            84,011

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      1.047          1.116            26,383
                                                       2009      0.917          1.047            26,385
                                                       2008      1.177          0.917            26,386

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      1.029          1.094            26,945
                                                       2009      0.950          1.029            67,329
                                                       2008      1.403          0.950            39,255

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.753          1.710           149,119
                                                       2009      1.793          1.753           159,455
                                                       2008      1.797          1.793           162,499

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      1.145          1.248             7,375
                                                       2009      0.892          1.145            19,202
                                                       2008      1.457          0.892            18,768

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      1.120          1.249            14,841
                                                       2009      0.946          1.120            15,304
                                                       2008      1.465          0.946            15,791

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.867          0.968           258,672
                                                       2009      0.706          0.867           242,469
                                                       2008      1.093          0.706            17,215

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.945          1.012            58,722
                                                       2009      0.819          0.945           111,198
                                                       2008      1.081          0.819            51,801
                                                       2007      1.065          1.081           101,165
                                                       2006      1.003          1.065            98,803

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.213          1.316            54,171
                                                       2009      1.030          1.213            81,744
                                                       2008      1.487          1.030            69,476

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.619          1.739             3,705

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.892          1.016             5,556
                                                       2009      0.640          0.892            79,085
                                                       2008      1.055          0.640            42,962

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      1.029          1.351            50,562
                                                       2009      0.761          1.029            52,869
                                                       2008      1.165          0.761            55,846

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.178          1.221           16,983
                                                       2009      1.051          1.178           16,469
                                                       2008      1.594          1.051           14,375
                                                       2007      1.356          1.594           15,101
                                                       2006      1.109          1.356           15,543
                                                       2005      1.000          1.109           16,900

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.071          1.074               --
                                                       2005      1.000          1.071           18,150

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.342          1.487            2,863
                                                       2009      0.914          1.342            2,830
                                                       2008      1.713          0.914            3,233
                                                       2007      1.319          1.713            3,007
                                                       2006      1.138          1.319            3,506
                                                       2005      1.000          1.138            3,821

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.600          0.765               --
                                                       2008      1.157          0.600              428
                                                       2007      1.236          1.157              430
                                                       2006      1.120          1.236              431
                                                       2005      1.000          1.120              432

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      0.772          0.844              381
                                                       2009      0.770          0.772              426

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.570          1.640               --
                                                       2006      1.215          1.570           14,824
                                                       2005      1.000          1.215           16,791

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.109          1.085               --
                                                       2007      1.122          1.109           18,962
                                                       2006      1.069          1.122           17,181
                                                       2005      1.000          1.069           16,424

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      0.944          1.054               --
                                                       2009      0.725          0.944               --
                                                       2008      1.138          0.725               --
                                                       2007      1.086          1.138               --
                                                       2006      1.022          1.086               --
                                                       2005      1.000          1.022               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.153          1.093               --
                                                       2007      1.128          1.153               --
                                                       2006      1.004          1.128               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.513          1.234               --
                                                       2006      1.132          1.513               --
                                                       2005      1.000          1.132               --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.020          0.989               --
                                                       2007      1.009          1.020               --
                                                       2006      0.992          1.009               --
                                                       2005      1.000          0.992               --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      0.985          1.118            8,957
                                                       2009      0.799          0.985            8,939
                                                       2008      1.228          0.799            8,663
                                                       2007      1.123          1.228            9,470
                                                       2006      1.065          1.123            9,468
                                                       2005      1.000          1.065               --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      0.998          1.067               --
                                                       2009      0.693          0.998            1,277
                                                       2008      1.427          0.693            1,283
                                                       2007      1.344          1.427            1,288
                                                       2006      1.131          1.344            1,292
                                                       2005      1.000          1.131            1,295

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.124          1.052               --
                                                       2007      1.142          1.124           19,638
                                                       2006      1.034          1.142           17,993
                                                       2005      1.000          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.082          1.135            5,484
                                                       2009      0.911          1.082            5,509
                                                       2008      1.222          0.911            5,534
                                                       2007      1.110          1.222           25,133
                                                       2006      1.077          1.110           66,027
                                                       2005      1.000          1.077           98,385

  DWS International Subaccount (Class B) (7/03)......  2008      1.540          1.469               --
                                                       2007      1.382          1.540               --
                                                       2006      1.130          1.382               --
                                                       2005      1.000          1.130               --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.112          1.217               --
                                                       2005      1.000          1.112            3,826

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.103          1.069               --
                                                       2007      1.084          1.103               --
                                                       2006      1.012          1.084               --
                                                       2005      1.000          1.012               --

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.210          1.130               --
                                                       2007      1.204          1.210           12,453
                                                       2006      1.072          1.204           12,463
                                                       2005      1.000          1.072              448

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.826          0.830               --
                                                       2008      1.099          0.826          281,348
                                                       2007      1.077          1.099          348,741
                                                       2006      1.015          1.077          348,851
                                                       2005      1.000          1.015          348,946

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.008          0.969               --
                                                       2007      0.996          1.008               --
                                                       2006      0.984          0.996               --
                                                       2005      1.000          0.984               --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.192          1.152               --
                                                       2007      1.174          1.192              908
                                                       2006      1.054          1.174              911
                                                       2005      1.000          1.054              913

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      0.986          1.026               --
                                                       2005      1.000          0.986               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.138          1.082               --
                                                       2007      1.194          1.138           50,109
                                                       2006      1.036          1.194           40,496
                                                       2005      1.000          1.036           19,635

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.075          1.305           15,982
                                                       2005      1.000          1.075           17,401

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.060          1.262               --
                                                       2005      1.000          1.060               --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.092          1.206           11,103
                                                       2009      0.782          1.092           11,156
                                                       2008      1.540          0.782           11,169
                                                       2007      1.493          1.540           35,624
                                                       2006      1.181          1.493           28,749
                                                       2005      1.000          1.181              409

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.105          1.144               --
                                                       2009      1.052          1.105               --
                                                       2008      1.033          1.052               --
                                                       2007      1.004          1.033               --
                                                       2006      0.993          1.004               --
                                                       2005      1.000          0.993               --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.747          0.746               --
                                                       2008      1.171          0.747           86,972
                                                       2007      1.138          1.171          187,170
                                                       2006      1.036          1.138          187,274
                                                       2005      1.000          1.036          187,367

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.048          1.033               --
                                                       2007      1.070          1.048           17,847
                                                       2006      0.997          1.070           15,884
                                                       2005      1.000          0.997           15,312

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.005          1.017               --
                                                       2005      1.000          1.005               --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.000          1.018               --

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.545          1.485               --
                                                       2007      1.364          1.545           20,576
                                                       2006      1.119          1.364           62,035
                                                       2005      1.000          1.119           99,604

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.193          1.142               --
                                                       2007      1.152          1.193            4,054
                                                       2006      1.095          1.152            3,802
                                                       2005      1.000          1.095            3,908

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.067          1.047               --
                                                       2005      1.000          1.067               --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.094          1.203               --
                                                       2005      1.000          1.094           17,064

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.213          1.192               --
                                                       2007      1.104          1.213               --
                                                       2006      0.985          1.104               --
                                                       2005      1.000          0.985           19,623

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      0.995          1.018               --
                                                       2005      1.000          0.995            5,537

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.257          1.180               --
                                                       2007      1.195          1.257               --
                                                       2006      1.109          1.195               --
                                                       2005      1.000          1.109               --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.770          0.771               --
                                                       2008      1.135          0.770          179,885
                                                       2007      1.108          1.135          127,323
                                                       2006      1.025          1.108          109,363
                                                       2005      1.000          1.025           52,787

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.036          1.038               --
                                                       2007      1.016          1.036          311,636
                                                       2006      1.000          1.016          311,636
                                                       2005      1.000          1.000          311,636

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.979          0.993               --
                                                       2005      1.000          0.979            5,632

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.093          0.950               --
                                                       2007      1.060          1.093            4,235
                                                       2006      1.037          1.060            4,293
                                                       2005      1.000          1.037            4,215

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.070          1.068               --
                                                       2007      1.045          1.070               --
                                                       2006      0.985          1.045               --
                                                       2005      1.000          0.985               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Technology Subaccount (Class B) (7/03).........  2010      0.928          0.957               --
                                                       2009      0.595          0.928            7,100
                                                       2008      1.141          0.595            7,107
                                                       2007      1.028          1.141            7,112
                                                       2006      1.050          1.028            7,117
                                                       2005      1.000          1.050               --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.374          1.275               --
                                                       2007      1.127          1.374               --
                                                       2006      1.088          1.127           19,785
                                                       2005      1.000          1.088              885

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.099          1.240          224,182
                                                       2009      0.769          1.099           13,468
                                                       2008      1.036          0.769           15,200

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      0.944          1.046           10,288
                                                       2009      0.791          0.944           73,426

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      0.941          1.060           82,661
                                                       2009      0.770          0.941           82,793

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      0.996          1.092          122,907
                                                       2009      0.848          0.996          176,521

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.880          1.054           19,059
                                                       2009      0.660          0.880           19,383
                                                       2008      1.052          0.660           19,175

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.463          1.769           12,412
                                                       2009      0.887          1.463           13,190
                                                       2008      2.040          0.887           15,794
                                                       2007      1.629          2.040           12,050

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2010      1.098          1.193              629
                                                       2009      0.856          1.098              649
                                                       2008      1.478          0.856              668

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.191          1.300          551,548
                                                       2009      0.920          1.191          551,501
                                                       2008      1.070          0.920               --

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      0.977          1.143            7,093

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.032          1.284               --
                                                       2009      0.727          1.032               --
                                                       2008      1.182          0.727               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      0.988          1.225               --
                                                       2009      0.689          0.988               --
                                                       2008      1.270          0.689               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      0.973          1.025               --
                                                       2009      0.914          0.973               --
                                                       2008      0.972          0.914               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      0.949          1.011               --
                                                       2009      0.832          0.949               --
                                                       2008      1.068          0.832               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      0.790          0.839           19,126
                                                       2009      0.730          0.790           18,675
                                                       2008      1.078          0.730           18,023

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.232          1.201               --
                                                       2009      1.261          1.232               --
                                                       2008      1.264          1.261          312,278

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      0.901          0.981              805
                                                       2009      0.702          0.901              900
                                                       2008      1.147          0.702              904

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      0.863          0.961           12,370
                                                       2009      0.729          0.863           12,428
                                                       2008      1.129          0.729           12,442

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.865          0.965               --
                                                       2009      0.705          0.865               --
                                                       2008      1.092          0.705               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.943          1.009           71,814
                                                       2009      0.818          0.943           72,053
                                                       2008      1.080          0.818           72,950
                                                       2007      1.064          1.080               --
                                                       2006      1.003          1.064               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      0.970          1.052               --
                                                       2009      0.825          0.970               --
                                                       2008      1.191          0.825               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.074          1.154            1,142

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.891          1.014            4,175
                                                       2009      0.639          0.891            4,297
                                                       2008      1.054          0.639            4,531

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.840          1.103            4,071
                                                       2009      0.622          0.840            4,458
                                                       2008      0.952          0.622            4,601





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.466          1.519           11,535
                                                       2009      1.310          1.466           11,528
                                                       2008      1.987          1.310           10,031
                                                       2007      1.691          1.987           10,054
                                                       2006      1.383          1.691           10,883
                                                       2005      1.215          1.383           11,424
                                                       2004      1.000          1.215               --

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.095          1.098               --
                                                       2005      1.039          1.095               --
                                                       2004      1.000          1.039               --

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.376          1.523               --
                                                       2009      0.937          1.376               --
                                                       2008      1.757          0.937               --
                                                       2007      1.354          1.757               --
                                                       2006      1.168          1.354               --
                                                       2005      1.050          1.168               --
                                                       2004      1.000          1.050               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.679          0.864               --
                                                       2008      1.309          0.679               --
                                                       2007      1.399          1.309               --
                                                       2006      1.268          1.399               --
                                                       2005      1.121          1.268               --
                                                       2004      1.000          1.121               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      0.872          0.954               --
                                                       2009      0.870          0.872               --

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      2.068          2.160               --
                                                       2006      1.602          2.068            6,087
                                                       2005      1.285          1.602            6,911
                                                       2004      1.000          1.285               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.239          1.212               --
                                                       2007      1.254          1.239               --
                                                       2006      1.195          1.254               --
                                                       2005      1.126          1.195               --
                                                       2004      1.000          1.126               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      0.953          1.063               --
                                                       2009      0.733          0.953               --
                                                       2008      1.150          0.733               --
                                                       2007      1.098          1.150               --
                                                       2006      1.034          1.098               --
                                                       2005      1.027          1.034               --
                                                       2004      1.000          1.027               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.151          1.092               --
                                                       2007      1.127          1.151               --
                                                       2006      1.004          1.127               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.854          1.511               --
                                                       2006      1.388          1.854               --
                                                       2005      1.279          1.388               --
                                                       2004      1.000          1.279               --

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.019          0.988               --
                                                       2007      1.008          1.019               --
                                                       2006      0.992          1.008               --
                                                       2005      1.000          0.992               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.013          1.148               --
                                                       2009      0.822          1.013               --
                                                       2008      1.263          0.822               --
                                                       2007      1.156          1.263               --
                                                       2006      1.097          1.156               --
                                                       2005      1.037          1.097               --
                                                       2004      1.000          1.037               --

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.194          1.277               --
                                                       2009      0.830          1.194               --
                                                       2008      1.710          0.830               --
                                                       2007      1.611          1.710               --
                                                       2006      1.357          1.611               --
                                                       2005      1.179          1.357               --
                                                       2004      1.000          1.179               --

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.191          0.716               --
                                                       2007      1.210          1.191               --
                                                       2006      1.096          1.210               --
                                                       2005      1.064          1.096               --
                                                       2004      1.000          1.064               --

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.102          1.156           19,986
                                                       2009      0.928          1.102           20,660
                                                       2008      1.246          0.928           19,294
                                                       2007      1.133          1.246           21,342
                                                       2006      1.099          1.133           21,675
                                                       2005      1.044          1.099           19,684
                                                       2004      1.000          1.044               --

  DWS International Subaccount (Class B) (7/03)......  2008      1.768          1.687               --
                                                       2007      1.588          1.768               --
                                                       2006      1.299          1.588               --
                                                       2005      1.152          1.299               --
                                                       2004      1.000          1.152               --

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.201          1.313               --
                                                       2005      1.088          1.201               --
                                                       2004      1.000          1.088               --

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.146          1.111               --
                                                       2007      1.126          1.146               --
                                                       2006      1.052          1.126               --
                                                       2005      1.039          1.052               --
                                                       2004      1.000          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.316          1.229               --
                                                       2007      1.310          1.316               --
                                                       2006      1.167          1.310               --
                                                       2005      1.092          1.167               --
                                                       2004      1.000          1.092               --

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.872          0.877               --
                                                       2008      1.161          0.872               --
                                                       2007      1.138          1.161               --
                                                       2006      1.074          1.138               --
                                                       2005      1.056          1.074               --
                                                       2004      1.002          1.056               --

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.056          1.016               --
                                                       2007      1.045          1.056               --
                                                       2006      1.032          1.045               --
                                                       2005      1.040          1.032               --
                                                       2004      1.000          1.040               --

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.286          1.242               --
                                                       2007      1.268          1.286               --
                                                       2006      1.138          1.268               --
                                                       2005      1.069          1.138               --
                                                       2004      1.000          1.069               --

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.057          1.099               --
                                                       2005      1.089          1.057               --
                                                       2004      1.000          1.089               --

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.289          1.225               --
                                                       2007      1.352          1.289               --
                                                       2006      1.174          1.352               --
                                                       2005      1.121          1.174               --
                                                       2004      1.000          1.121               --

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.268          1.540            7,939
                                                       2005      1.185          1.268            8,404
                                                       2004      1.000          1.185               --

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.122          1.336               --
                                                       2005      1.053          1.122               --
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.275          1.407           12,554
                                                       2009      0.913          1.275           13,507
                                                       2008      1.799          0.913           14,385
                                                       2007      1.744          1.799           11,173
                                                       2006      1.381          1.744           10,627
                                                       2005      1.157          1.381           11,851
                                                       2004      1.000          1.157               --

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.142          1.182               --
                                                       2009      1.088          1.142               --
                                                       2008      1.068          1.088               --
                                                       2007      1.039          1.068               --
                                                       2006      1.028          1.039               --
                                                       2005      1.032          1.028               --
                                                       2004      1.000          1.032               --

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.812          0.812               --
                                                       2008      1.274          0.812               --
                                                       2007      1.239          1.274               --
                                                       2006      1.128          1.239               --
                                                       2005      1.092          1.128               --
                                                       2004      1.016          1.092               --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.165          1.148               --
                                                       2007      1.189          1.165               --
                                                       2006      1.108          1.189               --
                                                       2005      1.100          1.108               --
                                                       2004      1.000          1.100               --

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.048          1.060               --
                                                       2005      1.039          1.048               --
                                                       2004      1.005          1.039               --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.068          1.080               --
                                                       2004      1.000          1.068               --

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.784          1.715               --
                                                       2007      1.576          1.784               --
                                                       2006      1.293          1.576               --
                                                       2005      1.164          1.293               --
                                                       2004      1.000          1.164               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.298          1.242               --
                                                       2007      1.254          1.298               --
                                                       2006      1.192          1.254               --
                                                       2005      1.095          1.192               --
                                                       2004      1.000          1.095               --

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.133          1.111               --
                                                       2005      1.086          1.133               --
                                                       2004      1.000          1.086               --

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.140          1.253               --
                                                       2005      1.036          1.140               --

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.302          1.279               --
                                                       2007      1.185          1.302               --
                                                       2006      1.058          1.185               --
                                                       2005      1.069          1.058               --
                                                       2004      1.000          1.069               --

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.096          1.121               --
                                                       2005      1.131          1.096               --
                                                       2004      1.000          1.131               --

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.345          1.262               --
                                                       2007      1.279          1.345               --
                                                       2006      1.188          1.279               --
                                                       2005      1.063          1.188               --
                                                       2004      1.000          1.063               --

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.825          0.826               --
                                                       2008      1.216          0.825               --
                                                       2007      1.188          1.216               --
                                                       2006      1.099          1.188               --
                                                       2005      1.074          1.099               --
                                                       2004      0.999          1.074               --

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.023          1.024               --
                                                       2007      1.003          1.023               --
                                                       2006      0.988          1.003               --
                                                       2005      0.990          0.988               --
                                                       2004      1.000          0.990               --

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.962          0.975               --
                                                       2005      1.034          0.962               --
                                                       2004      1.000          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.179          1.026               --
                                                       2007      1.144          1.179           11,724
                                                       2006      1.121          1.144           10,729
                                                       2005      1.077          1.121            9,546
                                                       2004      1.000          1.077               --

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.183          1.181               --
                                                       2007      1.156          1.183           22,361
                                                       2006      1.091          1.156           21,345
                                                       2005      1.099          1.091           19,874
                                                       2004      1.000          1.099               --

  DWS Technology Subaccount (Class B) (7/03).........  2010      0.920          0.948               --
                                                       2009      0.590          0.920               --
                                                       2008      1.131          0.590               --
                                                       2007      1.020          1.131               --
                                                       2006      1.042          1.020               --
                                                       2005      1.036          1.042               --
                                                       2004      1.000          1.036               --

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.510          1.402               --
                                                       2007      1.239          1.510               --
                                                       2006      1.197          1.239               --
                                                       2005      1.104          1.197               --
                                                       2004      1.000          1.104               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.220          1.376          180,443
                                                       2009      0.854          1.220               --
                                                       2008      1.151          0.854               --

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.011          1.119               --
                                                       2009      0.846          1.011               --

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.023          1.151               --
                                                       2009      0.837          1.023               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.052          1.152               --
                                                       2009      0.895          1.052               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.878          1.051           19,525
                                                       2009      0.659          0.878           19,730
                                                       2008      1.051          0.659            3,480

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08) *.................................  2010      0.777          0.886           98,533
                                                       2009      0.673          0.777          105,845
                                                       2008      1.020          0.673          119,260

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.925          2.325            5,094
                                                       2009      1.168          1.925            5,999
                                                       2008      2.686          1.168            7,308
                                                       2007      2.146          2.686            5,160

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08) *.................................  2010      1.269          1.378               --
                                                       2009      0.990          1.269               --
                                                       2008      1.710          0.990               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.316          1.436           40,525
                                                       2009      1.017          1.316           47,822
                                                       2008      1.183          1.017           16,731

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      0.967          1.132               --

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.103          1.372               --
                                                       2009      0.778          1.103               --
                                                       2008      1.265          0.778               --

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.085          1.345               --
                                                       2009      0.757          1.085               --
                                                       2008      1.396          0.757               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      1.019          1.073               --
                                                       2009      0.958          1.019               --
                                                       2008      1.019          0.958               --

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      0.985          1.049               --
                                                       2009      0.864          0.985               --
                                                       2008      1.109          0.864               --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      0.894          0.949               --
                                                       2009      0.826          0.894               --
                                                       2008      1.221          0.826               --

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.508          1.469               --
                                                       2009      1.544          1.508               --
                                                       2008      1.549          1.544               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      0.971          1.057               --
                                                       2009      0.757          0.971               --
                                                       2008      1.237          0.757               --

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      0.937          1.044               --
                                                       2009      0.792          0.937               --
                                                       2008      1.228          0.792               --

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.863          0.963               --
                                                       2009      0.704          0.863               --
                                                       2008      1.090          0.704               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.941          1.007               --
                                                       2009      0.817          0.941               --
                                                       2008      1.079          0.817               --
                                                       2007      1.064          1.079               --
                                                       2006      1.003          1.064               --

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.040          1.128               --
                                                       2009      0.885          1.040               --
                                                       2008      1.278          0.885               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.286          1.381               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.889          1.011               --
                                                       2009      0.638          0.889               --
                                                       2008      1.053          0.638               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.906          1.189           25,362
                                                       2009      0.671          0.906           28,419
                                                       2008      1.028          0.671           29,108





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Utilities Subaccount (Series I)
  (7/03).............................................  2010      1.443          1.494            6,193
                                                       2009      1.290          1.443            7,158
                                                       2008      1.958          1.290            8,313
                                                       2007      1.667          1.958            9,205
                                                       2006      1.364          1.667            9,998
                                                       2005      1.199          1.364            8,423
                                                       2004      1.000          1.199            9,585

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Alger Portfolios
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.068          1.071               --
                                                       2005      1.014          1.068          177,852
                                                       2004      1.000          1.014          197,176

  Alger Capital Appreciation Subaccount (Class S)
  (7/03).............................................  2010      1.393          1.541           16,775
                                                       2009      0.949          1.393           17,713
                                                       2008      1.780          0.949            2,480
                                                       2007      1.373          1.780            2,486
                                                       2006      1.185          1.373               --
                                                       2005      1.066          1.185               --
                                                       2004      1.000          1.066               --

Credit Suisse Trust
  Credit Suisse International Equity Flex II
  Subaccount (6/03)..................................  2009      0.683          0.869               --
                                                       2008      1.317          0.683           46,547
                                                       2007      1.408          1.317           43,075
                                                       2006      1.277          1.408           54,441
                                                       2005      1.129          1.277           77,056
                                                       2004      1.000          1.129           28,010

  Credit Suisse International Equity Flex III
  Subaccount (12/09).................................  2010      0.877          0.958           35,794
                                                       2009      0.875          0.877           36,850

  Credit Suisse Trust Emerging Markets Subaccount
  (7/03).............................................  2007      1.867          1.949               --
                                                       2006      1.447          1.867           48,157
                                                       2005      1.161          1.447          143,883
                                                       2004      1.000          1.161          115,538

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2008      1.223          1.196               --
                                                       2007      1.239          1.223           88,927
                                                       2006      1.181          1.239          102,927
                                                       2005      1.114          1.181          137,034
                                                       2004      1.000          1.114           67,616

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2010      0.964          1.075           17,095
                                                       2009      0.742          0.964           17,620
                                                       2008      1.165          0.742           28,629
                                                       2007      1.113          1.165           32,821
                                                       2006      1.049          1.113           32,885
                                                       2005      1.042          1.049           32,044
                                                       2004      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2008      1.150          1.090               --
                                                       2007      1.126          1.150               --
                                                       2006      1.004          1.126               --
                                                       2005      1.000          1.004            1,564

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (6/03)...................................  2007      1.750          1.426           37,016
                                                       2006      1.311          1.750           47,281
                                                       2005      1.209          1.311           88,239
                                                       2004      1.000          1.209           63,171

DWS Variable Series I
  DWS Bond Subaccount (Class B) (6/05)...............  2008      1.018          0.987               --
                                                       2007      1.007          1.018               --
                                                       2006      0.991          1.007               --
                                                       2005      1.000          0.991               --

  DWS Capital Growth VIP Subaccount (Class B)
  (7/03).............................................  2010      1.026          1.163          100,007
                                                       2009      0.833          1.026          103,850
                                                       2008      1.281          0.833          114,859
                                                       2007      1.173          1.281          133,412
                                                       2006      1.113          1.173          196,646
                                                       2005      1.053          1.113          251,158
                                                       2004      1.000          1.053          126,915

  DWS Global Opportunities Subaccount (Class B)
  (7/03).............................................  2010      1.205          1.288               --
                                                       2009      0.838          1.205            4,589
                                                       2008      1.727          0.838            4,492
                                                       2007      1.628          1.727            4,494
                                                       2006      1.371          1.628            3,420
                                                       2005      1.193          1.371            3,530
                                                       2004      1.000          1.193            3,201

  DWS Growth & Income Subaccount (Class B) (6/03)....  2008      1.205          1.128               --
                                                       2007      1.226          1.205           73,355
                                                       2006      1.111          1.226           86,725
                                                       2005      1.079          1.111          208,382
                                                       2004      1.000          1.079           12,452

  DWS Health Care VIP Subaccount (Class B) (6/03)....  2010      1.091          1.145           30,092
                                                       2009      0.920          1.091           34,167
                                                       2008      1.235          0.920           37,677
                                                       2007      1.124          1.235           40,666
                                                       2006      1.091          1.124           40,662
                                                       2005      1.037          1.091           44,250
                                                       2004      1.000          1.037           37,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS International Subaccount (Class B) (7/03)......  2008      1.739          1.659               --
                                                       2007      1.563          1.739          107,722
                                                       2006      1.280          1.563          112,152
                                                       2005      1.135          1.280          200,894
                                                       2004      1.000          1.135          192,174

DWS Variable Series II
  DWS All Cap Growth Subaccount (Class B) (8/03).....  2006      1.214          1.327               --
                                                       2005      1.101          1.214           28,997
                                                       2004      1.000          1.101           21,188

  DWS Balanced Subaccount (Class B) (7/03)...........  2008      1.134          1.100               --
                                                       2007      1.116          1.134           28,763
                                                       2006      1.043          1.116           41,166
                                                       2005      1.031          1.043          506,574
                                                       2004      1.000          1.031          648,694

  DWS Blue Chip Subaccount (Class B) (6/03)..........  2008      1.335          1.246               --
                                                       2007      1.329          1.335          135,237
                                                       2006      1.185          1.329          149,955
                                                       2005      1.109          1.185          156,702
                                                       2004      1.000          1.109           64,617

  DWS Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.870          0.874               --
                                                       2008      1.159          0.870               --
                                                       2007      1.137          1.159               --
                                                       2006      1.073          1.137          194,482
                                                       2005      1.055          1.073          472,263
                                                       2004      1.002          1.055               --

  DWS Core Fixed Income Subaccount (Class B) (6/03)..  2008      1.007          0.968               --
                                                       2007      0.997          1.007           95,404
                                                       2006      0.985          0.997          114,324
                                                       2005      0.993          0.985          331,589
                                                       2004      1.000          0.993          569,162

  DWS Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2008      1.281          1.237               --
                                                       2007      1.263          1.281          149,705
                                                       2006      1.134          1.263          176,637
                                                       2005      1.066          1.134          374,649
                                                       2004      1.000          1.066          228,243

  DWS Dreman Financial Services Subaccount (Class B)
  (7/03).............................................  2006      1.026          1.067               --
                                                       2005      1.058          1.026           69,196
                                                       2004      1.000          1.058           23,048

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Dreman High Return Equity Subaccount (Class B)
  (6/03).............................................  2008      1.277          1.214               --
                                                       2007      1.341          1.277          116,100
                                                       2006      1.165          1.341          158,352
                                                       2005      1.113          1.165          125,431
                                                       2004      1.000          1.113           97,929

  DWS Dreman Small Mid Cap Value VIP Subaccount
  (Class B) (7/03)...................................  2006      1.246          1.512           95,367
                                                       2005      1.165          1.246          121,216
                                                       2004      1.000          1.165           49,334

  DWS Foreign Value Subaccount (Class B) (11/04).....  2006      1.121          1.334               --
                                                       2005      1.052          1.121          107,493
                                                       2004      1.000          1.052               --

  DWS Global Thematic VIP Subaccount (Class B)
  (8/03).............................................  2010      1.233          1.360           14,266
                                                       2009      0.884          1.233           14,380
                                                       2008      1.741          0.884           10,854
                                                       2007      1.690          1.741           14,233
                                                       2006      1.338          1.690           18,090
                                                       2005      1.122          1.338          128,903
                                                       2004      1.000          1.122          141,027

  DWS Government & Agency Securities VIP Subaccount
  (Class B) (6/03)...................................  2010      1.102          1.140            4,524
                                                       2009      1.050          1.102            4,371
                                                       2008      1.032          1.050            2,553
                                                       2007      1.005          1.032            2,897
                                                       2006      0.994          1.005           34,521
                                                       2005      0.998          0.994          355,515
                                                       2004      1.000          0.998          325,683

  DWS Growth Allocation Subaccount (Class B) (9/04)..  2009      0.811          0.810               --
                                                       2008      1.272          0.811               --
                                                       2007      1.237          1.272               --
                                                       2006      1.128          1.237               --
                                                       2005      1.092          1.128          265,930
                                                       2004      1.016          1.092               --

  DWS High Income Subaccount (Class B) (6/03)........  2008      1.144          1.127               --
                                                       2007      1.169          1.144           73,163
                                                       2006      1.090          1.169           90,246
                                                       2005      1.082          1.090          193,348
                                                       2004      1.000          1.082          149,931

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Income Allocation Subaccount (Class B) (8/04)..  2006      1.047          1.059               --
                                                       2005      1.039          1.047               --
                                                       2004      1.005          1.039               --

  DWS Index 500 Subaccount (Class B) (7/03)..........  2005      1.083          1.095               --
                                                       2004      1.000          1.083           19,465

  DWS International Select Equity Subaccount (Class
  B) (7/03)..........................................  2008      1.757          1.689               --
                                                       2007      1.553          1.757           34,480
                                                       2006      1.275          1.553           50,728
                                                       2005      1.148          1.275          155,155
                                                       2004      1.000          1.148          118,454

  DWS Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2008      1.300          1.244               --
                                                       2007      1.257          1.300           54,489
                                                       2006      1.196          1.257           57,989
                                                       2005      1.099          1.196           56,240
                                                       2004      1.000          1.099            9,886

  DWS Janus Growth Opportunities Subaccount (Class B)
  (7/03).............................................  2006      1.153          1.130               --
                                                       2005      1.105          1.153            8,893
                                                       2004      1.000          1.105           24,422

  DWS Large Cap Core Subaccount (Class B) (12/04)....  2006      1.139          1.251               --
                                                       2005      1.036          1.139           44,899

  DWS Large Cap Value Subaccount (Class B) (7/03)....  2008      1.311          1.288               --
                                                       2007      1.194          1.311           66,024
                                                       2006      1.067          1.194           67,157
                                                       2005      1.078          1.067           67,216
                                                       2004      1.000          1.078            2,855

  DWS MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.102          1.127               --
                                                       2005      1.138          1.102           35,283
                                                       2004      1.000          1.138           64,106

  DWS Mid Cap Growth Subaccount (Class B) (8/03).....  2008      1.317          1.235               --
                                                       2007      1.253          1.317            2,931
                                                       2006      1.164          1.253            2,923
                                                       2005      1.042          1.164           45,378
                                                       2004      1.000          1.042           45,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2009      0.823          0.824               --
                                                       2008      1.214          0.823          186,487
                                                       2007      1.186          1.214          205,631
                                                       2006      1.098          1.186          226,931
                                                       2005      1.073          1.098          249,729
                                                       2004      0.999          1.073          273,922

  DWS Money Market Subaccount (Class B) (7/03).......  2008      1.015          1.016               --
                                                       2007      0.996          1.015           93,449
                                                       2006      0.981          0.996           94,237
                                                       2005      0.983          0.981           95,008
                                                       2004      1.000          0.983          102,225

  DWS Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.942          0.954               --
                                                       2005      1.013          0.942          175,853
                                                       2004      1.000          1.013           84,018

  DWS Small Cap Growth Subaccount (Class B) (7/03)...  2008      1.162          1.011               --
                                                       2007      1.128          1.162           61,668
                                                       2006      1.106          1.128           83,011
                                                       2005      1.064          1.106          125,802
                                                       2004      1.000          1.064           24,255

  DWS Strategic Income Subaccount (Class B) (6/03)...  2008      1.134          1.132               --
                                                       2007      1.109          1.134           99,086
                                                       2006      1.047          1.109          118,825
                                                       2005      1.055          1.047          328,345
                                                       2004      1.000          1.055          243,785

  DWS Technology Subaccount (Class B) (7/03).........  2010      0.924          0.953               --
                                                       2009      0.593          0.924           27,657
                                                       2008      1.138          0.593           31,098
                                                       2007      1.026          1.138           32,907
                                                       2006      1.049          1.026           33,216
                                                       2005      1.043          1.049           49,178
                                                       2004      1.000          1.043           49,196

  DWS Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2008      1.496          1.388               --
                                                       2007      1.228          1.496           21,337
                                                       2006      1.187          1.228           26,080
                                                       2005      1.096          1.187           27,754
                                                       2004      1.000          1.096            8,551

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (4/08) *...........................................  2010      1.197          1.350           45,516
                                                       2009      0.838          1.197           39,809
                                                       2008      1.130          0.838           57,271

  MIST FOF -- Balanced Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.008          1.115           74,028
                                                       2009      0.844          1.008          186,445

  MIST FOF -- Growth Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.021          1.148               --
                                                       2009      0.835          1.021               --

  MIST FOF -- Moderate Strategy Subaccount (Class B)
  (5/09).............................................  2010      1.049          1.148               --
                                                       2009      0.893          1.049               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.876          1.048           70,725
                                                       2009      0.658          0.876           76,288
                                                       2008      1.049          0.658           92,100

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.735          2.095           34,378
                                                       2009      1.053          1.735           37,252
                                                       2008      2.423          1.053           49,585
                                                       2007      1.937          2.423           43,315

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2010      1.254          1.361           86,153
                                                       2009      0.979          1.254           88,733
                                                       2008      1.691          0.979          109,864

  MIST Pioneer Strategic Income Subaccount (Class E)
  (4/08).............................................  2010      1.260          1.375          129,095
                                                       2009      0.974          1.260          129,539
                                                       2008      1.134          0.974           95,388

  MIST RCM Technology Subaccount (Class E) (5/10)....  2010      0.972          1.137           23,351

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class
  B) (4/08) *........................................  2010      1.078          1.341           46,281
                                                       2009      0.761          1.078           49,243
                                                       2008      1.238          0.761            2,978

  MIST Turner Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2010      1.074          1.330           20,397
                                                       2009      0.749          1.074           21,576
                                                       2008      1.383          0.749           21,767

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class B)
  (4/08).............................................  2010      0.970          1.021           77,568
                                                       2009      0.912          0.970           82,674
                                                       2008      0.971          0.912           85,768

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class B)
  (4/08).............................................  2010      0.974          1.037           19,599
                                                       2009      0.855          0.974           23,685
                                                       2008      1.098          0.855           27,025

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2010      0.885          0.939           88,934
                                                       2009      0.818          0.885           93,019
                                                       2008      1.210          0.818           98,221

  MSF BlackRock Money Market Subaccount (Class B)
  (4/08).............................................  2010      1.422          1.385           83,554
                                                       2009      1.456          1.422           82,199
                                                       2008      1.461          1.456           82,821

  MSF Davis Venture Value Subaccount (Class B)
  (4/08).............................................  2010      0.966          1.051          116,580
                                                       2009      0.754          0.966          119,278
                                                       2008      1.232          0.754          137,075

  MSF FI Value Leaders Subaccount (Class B) (4/08)
  *..................................................  2010      0.950          1.057          105,768
                                                       2009      0.803          0.950          117,244
                                                       2008      1.245          0.803          126,776

  MSF MetLife Stock Index Subaccount (Class B)
  (4/08).............................................  2010      0.861          0.960               --
                                                       2009      0.702          0.861               --
                                                       2008      1.089          0.702               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2010      0.940          1.005            3,178
                                                       2009      0.816          0.940            3,183
                                                       2008      1.078          0.816            3,188
                                                       2007      1.064          1.078            3,191
                                                       2006      1.003          1.064            4,240

  MSF MFS(R) Value Subaccount (Class E) (4/08).......  2010      1.047          1.134           89,221
                                                       2009      0.891          1.047           95,446
                                                       2008      1.287          0.891           60,541

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (5/10).............................................  2010      1.616          1.734            3,634

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.887          1.009           30,979
                                                       2009      0.637          0.887           33,461
                                                       2008      1.052          0.637           57,945

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2010      0.788          1.033           43,122
                                                       2009      0.584          0.788           47,620
                                                       2008      0.894          0.584           61,171





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio was merged with and into Credit Suisse Trust-International Equity Flex III Portfolio and is no longer available as a funding option.



Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP -- Class B was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP -- Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class E and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2010, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 7 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2010, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                                                    ALLIANCEBERNSTEIN
                                      ALGER CAPITAL   GLOBAL THEMATIC                     AMERICAN FUNDS
                                       APPRECIATION            GROWTH AMERICAN FUNDS BOND  GLOBAL GROWTH
                                         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                      ------------- ----------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ------------- ----------------- ------------------- --------------
       Total Assets                       3,755,704         1,471,499          10,629,167    206,239,786
                                      ------------- ----------------- ------------------- --------------
LIABILITIES:
  Accrued fees                                   --                --                  --             --
                                      ------------- ----------------- ------------------- --------------
       Total Liabilities                         --                --                  --             --
                                      ------------- ----------------- ------------------- --------------
NET ASSETS                              $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ============= ================= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,216,647
  Net assets from contracts in payout            --                --                  --         23,139
                                      ------------- ----------------- ------------------- --------------
       Total Net Assets                 $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ============= ================= =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      AMERICAN FUNDS                                CREDIT SUISSE TRUST
                                        GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS INTERNATIONAL EQUITY
                                      CAPITALIZATION         GROWTH  GROWTH-INCOME             FLEX III
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT           SUBACCOUNT
                                      -------------- -------------- -------------- --------------------
ASSETS:
  Investments at fair value              $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      -------------- -------------- -------------- --------------------
       Total Assets                        7,972,844    428,158,662    358,904,564            1,279,665
                                      -------------- -------------- -------------- --------------------
LIABILITIES:
  Accrued fees                                    --             --             --                   --
                                      -------------- -------------- -------------- --------------------
       Total Liabilities                          --             --             --                   --
                                      -------------- -------------- -------------- --------------------
NET ASSETS                               $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      ============== ============== ============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 7,972,844  $ 428,124,612  $ 358,884,066          $ 1,279,665
  Net assets from contracts in payout             --         34,050         20,498                   --
                                      -------------- -------------- -------------- --------------------
       Total Net Assets                  $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      ============== ============== ============== ====================

The accompanying notes are an integral part of these financial statements.

DELAWARE VIP SMALL   DREYFUS SOCIALLY DWSI CAPITAL                  DWSII DREMAN SMALL DWSII GLOBAL
         CAP VALUE RESPONSIBLE GROWTH       GROWTH DWSI HEALTH CARE      MID CAP VALUE     THEMATIC
        SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT   SUBACCOUNT
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
------------------ ------------------ ------------ ---------------- ------------------ ------------
        24,258,561            602,610    9,928,161        2,954,398         10,696,706    4,734,517
------------------ ------------------ ------------ ---------------- ------------------ ------------
                --                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
                --                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
================== ================== ============ ================ ================== ============
      $ 24,253,697          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
             4,864                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
================== ================== ============ ================ ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                          FIDELITY VIP
                                      DWSII GOVERNMENT &  FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP
                                       AGENCY SECURITIES    CONTRAFUND    APPRECIATION EQUITY-INCOME
                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ------------------ ------------- --------------- -------------
ASSETS:
  Investments at fair value                  $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ------------------ ------------- --------------- -------------
       Total Assets                            5,647,349   264,096,436       2,381,228   237,379,610
                                      ------------------ ------------- --------------- -------------
LIABILITIES:
  Accrued fees                                        --            --              --            --
                                      ------------------ ------------- --------------- -------------
       Total Liabilities                              --            --              --            --
                                      ------------------ ------------- --------------- -------------
NET ASSETS                                   $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ================== ============= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 5,647,349 $ 264,025,564     $ 2,381,228 $ 236,959,388
  Net assets from contracts in payout                 --        70,872              --       420,222
                                      ------------------ ------------- --------------- -------------
       Total Net Assets                      $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ================== ============= =============== =============

The accompanying notes are an integral part of these financial statements.

                                                          FTVIPT FRANKLIN   FTVIPT FRANKLIN
FIDELITY VIP HIGH                        FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL
           INCOME FIDELITY VIP MID CAP INCOME SECURITIES       SECURITIES GROWTH SECURITIES SHARES SECURITIES
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
       28,813,104          346,905,399        48,715,164       23,199,262        46,170,327        46,886,371
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
               --                   --                --               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
               --                   --                --               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
================= ==================== ================= ================ ================= =================
     $ 28,766,669        $ 346,744,901      $ 48,580,858     $ 23,199,262      $ 46,170,327      $ 46,886,371
           46,435              160,498           134,306               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
================= ==================== ================= ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                        FTVIPT TEMPLETON
                                      DEVELOPING MARKETS   FTVIPT TEMPLETON  FTVIPT TEMPLETON    INVESCO V.I.
                                              SECURITIES FOREIGN SECURITIES GROWTH SECURITIES DIVIDEND GROWTH
                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                      ------------------ ------------------ ----------------- ---------------
ASSETS:
  Investments at fair value                 $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ------------------ ------------------ ----------------- ---------------
       Total Assets                           34,095,115        133,825,834        27,508,417       2,026,368
                                      ------------------ ------------------ ----------------- ---------------
LIABILITIES:
  Accrued fees                                        --                 --                --              --
                                      ------------------ ------------------ ----------------- ---------------
       Total Liabilities                              --                 --                --              --
                                      ------------------ ------------------ ----------------- ---------------
NET ASSETS                                  $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ================== ================== ================= ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 34,089,271      $ 133,807,934      $ 27,508,417     $ 2,026,368
  Net assets from contracts in payout              5,844             17,900                --              --
                                      ------------------ ------------------ ----------------- ---------------
       Total Net Assets                     $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ================== ================== ================= ===============

The accompanying notes are an integral part of these financial statements.

                                       INVESCO V.I.      INVESCO V.I. INVESCO V.I.      INVESCO V.I.
 INVESCO V.I.                            VAN KAMPEN        VAN KAMPEN   VAN KAMPEN        VAN KAMPEN
S&P 500 INDEX INVESCO V.I. UTILITIES CAPITAL GROWTH EQUITY AND INCOME   GOVERNMENT GROWTH AND INCOME
   SUBACCOUNT             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
------------- ---------------------- -------------- ----------------- ------------ -----------------
    7,379,716              2,340,520     15,074,925       145,446,901   27,619,127       130,864,665
------------- ---------------------- -------------- ----------------- ------------ -----------------
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
============= ====================== ============== ================= ============ =================
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
============= ====================== ============== ================= ============ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                          INVESCO V.I.  JANUS ASPEN JANUS ASPEN GLOBAL
                                      VAN KAMPEN VALUE   ENTERPRISE         TECHNOLOGY JANUS ASPEN OVERSEAS
                                            SUBACCOUNT   SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                      ---------------- ------------ ------------------ --------------------
ASSETS:
  Investments at fair value               $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ---------------- ------------ ------------------ --------------------
       Total Assets                         10,217,449   17,466,737          8,113,403           91,389,889
                                      ---------------- ------------ ------------------ --------------------
LIABILITIES:
  Accrued fees                                      --           --                 --                   --
                                      ---------------- ------------ ------------------ --------------------
       Total Liabilities                            --           --                 --                   --
                                      ---------------- ------------ ------------------ --------------------
NET ASSETS                                $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ================ ============ ================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,278,407
  Net assets from contracts in payout               --           --                 --              111,482
                                      ---------------- ------------ ------------------ --------------------
       Total Net Assets                   $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ================ ============ ================== ====================

The accompanying notes are an integral part of these financial statements.

                                                                                                              LMPVET
                          LMPVET               LMPVET               LMPVET               LMPVET CLEARBRIDGE VARIABLE
JANUS ASPEN CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME
  WORLDWIDE    AGGRESSIVE GROWTH         APPRECIATION              CAPITAL    DIVIDEND STRATEGY              BUILDER
 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,124
----------- -------------------- -------------------- -------------------- -------------------- --------------------
  1,072,638          497,935,929          439,981,790          103,730,472           35,905,229          130,583,124
----------- -------------------- -------------------- -------------------- -------------------- --------------------
         --                   --                   --                   --                   --                   18
----------- -------------------- -------------------- -------------------- -------------------- --------------------
         --                   --                   --                   --                   --                   18
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,106
=========== ==================== ==================== ==================== ==================== ====================
$ 1,072,638        $ 497,698,010        $ 439,966,349        $ 103,729,317         $ 35,905,229        $ 130,541,192
         --              237,919               15,441                1,155                   --               41,914
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,106
=========== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                    LMPVET
                                      CLEARBRIDGE VARIABLE               LMPVET               LMPVET               LMPVET
                                               FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                             ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE         MID CAP CORE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value                  $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      -------------------- -------------------- -------------------- --------------------
       Total Assets                            478,128,074          124,995,190          156,733,252           61,152,307
                                      -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Accrued fees                                          --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
       Total Liabilities                                --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
NET ASSETS                                   $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 478,014,494        $ 124,983,071        $ 156,686,025         $ 61,139,535
  Net assets from contracts in payout              113,580               12,119               47,227               12,772
                                      -------------------- -------------------- -------------------- --------------------
       Total Net Assets                      $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                             LMPVET GLOBAL
              LMPVET     CURRENTS VARIABLE LMPVET INVESTMENT             LMPVET             LMPVET             LMPVET
CLEARBRIDGE VARIABLE INTERNATIONAL ALL CAP  COUNSEL VARIABLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE
    SMALL CAP GROWTH           OPPORTUNITY  SOCIAL AWARENESS     ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%
          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
          71,509,944            63,636,148        53,105,312         97,750,305         55,155,290         33,646,055
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
                  --                    --                --                 --                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
                  --                    --                --                 --                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
==================== ===================== ================= ================== ================== ==================
        $ 71,499,314          $ 63,588,391      $ 53,105,312       $ 97,701,223       $ 55,155,290       $ 33,646,055
              10,630                47,757                --             49,082                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
==================== ===================== ================= ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                       LMPVIT WESTERN        LMPVIT WESTERN
                                       ASSET VARIABLE        ASSET VARIABLE        LMPVIT WESTERN      LMPVIT WESTERN
                                      ADJUSTABLE RATE DIVERSIFIED STRATEGIC ASSET VARIABLE GLOBAL ASSET VARIABLE HIGH
                                               INCOME                INCOME       HIGH YIELD BOND              INCOME
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                      --------------- --------------------- --------------------- -------------------
ASSETS:
  Investments at fair value              $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      --------------- --------------------- --------------------- -------------------
       Total Assets                        17,278,232            31,610,349            14,183,211         144,770,864
                                      --------------- --------------------- --------------------- -------------------
LIABILITIES:
  Accrued fees                                     --                    --                    --                  --
                                      --------------- --------------------- --------------------- -------------------
       Total Liabilities                           --                    --                    --                  --
                                      --------------- --------------------- --------------------- -------------------
NET ASSETS                               $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      =============== ===================== ===================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 17,257,909          $ 31,610,349          $ 14,183,211       $ 144,725,866
  Net assets from contracts in payout          20,323                    --                    --              44,998
                                      --------------- --------------------- --------------------- -------------------
       Total Net Assets                  $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      =============== ===================== ===================== ===================

The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN  MIST AMERICAN MIST AMERICAN  MIST AMERICAN
ASSET VARIABLE FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK
STRATEGIC BOND     ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD
    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
-------------- -------------- ------------- -------------- ----------------- --------------
    33,724,247      2,255,436     2,214,066      1,220,961       266,748,724    150,232,781
-------------- -------------- ------------- -------------- ----------------- --------------
            --             --            --             --                --             --
-------------- -------------- ------------- -------------- ----------------- --------------
            --             --            --             --                --             --
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
============== ============== ============= ============== ================= ==============
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 263,985,242  $ 150,179,898
            --             --            --             --         2,763,482         52,883
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
============== ============== ============= ============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                                             MIST HARRIS
                                      MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                      LARGE CAP CORE         REAL ESTATE         CAP VALUE INTERNATIONAL
                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      -------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value             $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      -------------- ------------------- ----------------- -------------
       Total Assets                       54,941,051          86,851,730        15,942,525    89,505,876
                                      -------------- ------------------- ----------------- -------------
LIABILITIES:
  Accrued fees                                    --                  --                --            --
                                      -------------- ------------------- ----------------- -------------
       Total Liabilities                          --                  --                --            --
                                      -------------- ------------------- ----------------- -------------
NET ASSETS                              $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      ============== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 54,939,941        $ 86,840,220      $ 15,923,485  $ 89,498,153
  Net assets from contracts in payout          1,110              11,510            19,040         7,723
                                      -------------- ------------------- ----------------- -------------
       Total Net Assets                 $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      ============== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                 MIST LEGG MASON
    MIST INVESCO                   MIST LAZARD       CLEARBRIDGE MIST LEGG MASON MIST LOOMIS SAYLES
SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH    VALUE EQUITY     GLOBAL MARKETS
      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
---------------- ---------------- ------------ ----------------- --------------- ------------------
      13,490,846      563,298,004   94,335,966           194,775       3,871,329        169,859,208
---------------- ---------------- ------------ ----------------- --------------- ------------------
              --               --           --                --              --                 --
---------------- ---------------- ------------ ----------------- --------------- ------------------
              --               --           --                --              --                 --
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
================ ================ ============ ================= =============== ==================
    $ 13,490,846    $ 562,723,373 $ 94,325,791         $ 194,775     $ 3,871,329      $ 169,562,173
              --          574,631       10,175                --              --            297,035
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
================ ================ ============ ================= =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      MIST LORD ABBETT  MIST LORD ABBETT MIST LORD ABBETT      MIST MET/EATON
                                        BOND DEBENTURE GROWTH AND INCOME    MID CAP VALUE VANCE FLOATING RATE
                                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                      ---------------- ----------------- ---------------- -------------------
ASSETS:
  Investments at fair value               $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ---------------- ----------------- ---------------- -------------------
       Total Assets                         69,771,604       148,207,202       59,037,980             725,074
                                      ---------------- ----------------- ---------------- -------------------
LIABILITIES:
  Accrued fees                                      --                --               --                  --
                                      ---------------- ----------------- ---------------- -------------------
       Total Liabilities                            --                --               --                  --
                                      ---------------- ----------------- ---------------- -------------------
NET ASSETS                                $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ================ ================= ================ ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 69,766,370     $ 148,200,633     $ 59,022,900           $ 725,074
  Net assets from contracts in payout            5,234             6,569           15,080                  --
                                      ---------------- ----------------- ---------------- -------------------
       Total Net Assets                   $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ================ ================= ================ ===================

The accompanying notes are an integral part of these financial statements.

MIST MET/FRANKLIN MIST MET/TEMPLETON      MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING
    MUTUAL SHARES             GROWTH BALANCED STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY
       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
----------------- ------------------ ----------------- --------------- ----------------- -----------------
          745,697         36,594,907        24,508,815      22,297,948        16,268,189       113,623,154
----------------- ------------------ ----------------- --------------- ----------------- -----------------
               --                 --                --              --                --                --
----------------- ------------------ ----------------- --------------- ----------------- -----------------
               --                 --                --              --                --                --
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
================= ================== ================= =============== ================= =================
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,614,048
               --                 --                --              --                --             9,106
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
================= ================== ================= =============== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                            MIST MORGAN                               MIST PIMCO
                                      MIST MFS RESEARCH STANLEY MID CAP     MIST OPPENHEIMER INFLATION PROTECTED
                                          INTERNATIONAL          GROWTH CAPITAL APPRECIATION                BOND
                                             SUBACCOUNT      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                      ----------------- --------------- -------------------- -------------------
ASSETS:
  Investments at fair value                $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ----------------- --------------- -------------------- -------------------
       Total Assets                          71,851,431      18,023,005          324,669,577         110,311,164
                                      ----------------- --------------- -------------------- -------------------
LIABILITIES:
  Accrued fees                                       --              --                   --                  --
                                      ----------------- --------------- -------------------- -------------------
       Total Liabilities                             --              --                   --                  --
                                      ----------------- --------------- -------------------- -------------------
NET ASSETS                                 $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ================= =============== ==================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 71,845,042    $ 18,023,005        $ 324,437,370       $ 110,209,557
  Net assets from contracts in payout             6,389              --              232,207             101,607
                                      ----------------- --------------- -------------------- -------------------
       Total Net Assets                    $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ================= =============== ==================== ===================

The accompanying notes are an integral part of these financial statements.

MIST PIMCO TOTAL                       MIST PIONEER    MIST RCM MIST SSGA GROWTH MIST SSGA GROWTH
          RETURN MIST PIONEER FUND STRATEGIC INCOME  TECHNOLOGY   AND INCOME ETF              ETF
      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
---------------- ----------------- ---------------- ----------- ---------------- ----------------
     430,615,868        48,832,317      266,557,264   2,724,803      126,498,036      156,916,020
---------------- ----------------- ---------------- ----------- ---------------- ----------------
              --                --               --          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
              --                --               --          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
================ ================= ================ =========== ================ ================
   $ 430,493,423      $ 48,799,775    $ 266,466,245 $ 2,724,803    $ 126,498,036    $ 156,916,020
         122,445            32,542           91,019          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
================ ================= ================ =========== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN
                                          MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ------------------ ----------------- --------------- ---------------
ASSETS:
  Investments at fair value                  $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ------------------ ----------------- --------------- ---------------
       Total Assets                            3,627,883       155,522,778       2,845,882     225,341,481
                                      ------------------ ----------------- --------------- ---------------
LIABILITIES:
  Accrued fees                                        --                --              --              --
                                      ------------------ ----------------- --------------- ---------------
       Total Liabilities                              --                --              --              --
                                      ------------------ ----------------- --------------- ---------------
NET ASSETS                                   $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ================== ================= =============== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,627,883     $ 155,385,664     $ 2,845,882   $ 225,309,008
  Net assets from contracts in payout                 --           137,114              --          32,473
                                      ------------------ ----------------- --------------- ---------------
       Total Net Assets                      $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ================== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

                           MSF BARCLAYS
       MORGAN STANLEY CAPITAL AGGREGATE     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
CAPITAL OPPORTUNITIES        BOND INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE
           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
            1,463,366       111,235,771       114,976,088        291,924,540   263,504,413      17,609,264
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
                   --                --                --                 --            --              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
                   --                --                --                 --            --              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
===================== ================= ================= ================== ============= ===============
          $ 1,463,366     $ 110,968,973     $ 114,967,278      $ 291,705,654 $ 262,862,542    $ 17,609,264
                   --           266,798             8,810            218,886       641,871              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
===================== ================= ================= ================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE MSF FI VALUE
                                                GROWTH  MONEY MARKET             VALUE      LEADERS
                                            SUBACCOUNT    SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                      ---------------- ------------- ----------------- ------------
ASSETS:
  Investments at fair value              $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ---------------- ------------- ----------------- ------------
       Total Assets                        268,487,543   442,249,891        46,053,005   99,325,424
                                      ---------------- ------------- ----------------- ------------
LIABILITIES:
  Accrued fees                                      --            --                --           --
                                      ---------------- ------------- ----------------- ------------
       Total Liabilities                            --            --                --           --
                                      ---------------- ------------- ----------------- ------------
NET ASSETS                               $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ================ ============= ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 268,262,297 $ 442,097,888      $ 46,036,931 $ 99,324,004
  Net assets from contracts in payout          225,246       152,003            16,074        1,420
                                      ---------------- ------------- ----------------- ------------
       Total Net Assets                  $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ================ ============= ================= ============

The accompanying notes are an integral part of these financial statements.

                                                                      MSF
                                                          MET/DIMENSIONAL                        MSF METLIFE
                    MSF LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL           MSF METLIFE CONSERVATIVE
MSF JENNISON GROWTH    SMALL CAP CORE   MID CAP VALUE             COMPANY AGGRESSIVE ALLOCATION   ALLOCATION
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT   SUBACCOUNT
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
------------------- ----------------- --------------- ------------------- --------------------- ------------
         56,595,399           628,433       2,194,400             108,458            55,743,047   38,552,233
------------------- ----------------- --------------- ------------------- --------------------- ------------
                 --                --              --                  --                    --           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
                 --                --              --                  --                    --           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
=================== ================= =============== =================== ===================== ============
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,716,726 $ 38,552,233
                 --                --              --                  --                26,321           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
=================== ================= =============== =================== ===================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                              MSF METLIFE                                               MSF METLIFE
                                          CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE           MODERATE TO
                                      MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                               SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                      ------------------- --------------- ------------------- ---------------------
ASSETS:
  Investments at fair value                  $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      ------------------- --------------- ------------------- ---------------------
       Total Assets                            92,534,789       7,903,300         427,765,478           359,791,293
                                      ------------------- --------------- ------------------- ---------------------
LIABILITIES:
  Accrued fees                                         --              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
       Total Liabilities                               --              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
NET ASSETS                                   $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      =================== =============== =================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 92,530,130     $ 7,903,300       $ 427,765,478         $ 359,791,293
  Net assets from contracts in payout               4,659              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
       Total Net Assets                      $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      =================== =============== =================== =====================

The accompanying notes are an integral part of these financial statements.

                                                                  MSF NEUBERGER
MSF METLIFE STOCK MSF MFS TOTAL               MSF MORGAN STANLEY BERMAN MID CAP MSF OPPENHEIMER
            INDEX        RETURN MSF MFS VALUE         EAFE INDEX          VALUE   GLOBAL EQUITY
       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
----------------- ------------- ------------- ------------------ -------------- ---------------
      807,958,649   594,788,580    73,901,755         72,320,627     18,962,920     371,423,984
----------------- ------------- ------------- ------------------ -------------- ---------------
               --            --            --                 --             --              --
----------------- ------------- ------------- ------------------ -------------- ---------------
               --            --            --                 --             --              --
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
================= ============= ============= ================== ============== ===============
    $ 807,152,076 $ 594,362,633  $ 73,874,467       $ 72,210,542   $ 18,962,920   $ 371,302,174
          806,573       425,947        27,288            110,085             --         121,810
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
================= ============= ============= ================== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                                              MSF WESTERN ASSET
                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      ---------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value              $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ---------------- ----------------- ----------------- --------------------
       Total Assets                        109,316,701        48,700,718       105,806,004            8,424,280
                                      ---------------- ----------------- ----------------- --------------------
LIABILITIES:
  Accrued fees                                      --                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Liabilities                            --                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
NET ASSETS                               $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ================ ================= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 109,217,357      $ 48,694,712     $ 105,796,333          $ 8,412,999
  Net assets from contracts in payout           99,344             6,006             9,671               11,281
                                      ---------------- ----------------- ----------------- --------------------
       Total Net Assets                  $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ================ ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET
  MANAGEMENT U.S.                  PIONEER VCT CULLEN      PIONEER VCT PIONEER VCT EQUITY
       GOVERNMENT PIONEER VCT BOND              VALUE EMERGING MARKETS             INCOME PIONEER VCT FUND
       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
      173,254,111       28,692,304         14,111,087       26,221,434         21,292,601       29,482,803
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
               --               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
               --               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
================= ================ ================== ================ ================== ================
    $ 173,177,822     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
           76,289               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
================= ================ ================== ================ ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED) DECEMBER 31, 2010

                                            PIONEER VCT       PIONEER VCT
                                               IBBOTSON IBBOTSON MODERATE   PIONEER VCT PIONEER VCT REAL
                                      GROWTH ALLOCATION        ALLOCATION MID CAP VALUE    ESTATE SHARES
                                             SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ----------------- ----------------- ------------- ----------------
ASSETS:
  Investments at fair value               $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ----------------- ----------------- ------------- ----------------
       Total Assets                         246,699,062       134,202,065    43,769,962       15,025,737
                                      ----------------- ----------------- ------------- ----------------
LIABILITIES:
  Accrued fees                                       --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
       Total Liabilities                             --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
NET ASSETS                                $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ================= ================= ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
  Net assets from contracts in payout                --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
       Total Net Assets                   $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ================= ================= ============= ================

The accompanying notes are an integral part of these financial statements.

                                         WELLS FARGO VT
UIF CAPITAL GROWTH UIF U.S. REAL ESTATE SMALL CAP VALUE
        SUBACCOUNT           SUBACCOUNT      SUBACCOUNT
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
------------------ -------------------- ---------------
         9,543,702           20,965,294       4,028,620
------------------ -------------------- ---------------
                --                   --              --
------------------ -------------------- ---------------
                --                   --              --
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
================== ==================== ===============
       $ 9,543,702         $ 20,965,294     $ 4,028,620
                --                   --              --
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
================== ==================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                             ALLIANCEBERNSTEIN
                                            ALGER CAPITAL      GLOBAL THEMATIC                 AMERICAN FUNDS
                                             APPRECIATION               GROWTH  AMERICAN FUNDS  GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT BOND SUBACCOUNT     SUBACCOUNT
                                            ---------------- ----------------- --------------- -----------------
INVESTMENT INCOME:
      Dividends                                   $ 8,997             $ 26,859       $ 314,823    $ 2,864,786
                                            ---------------- ----------------- --------------- -----------------
EXPENSES:
      Mortality and expense risk
        and other charges                          70,988               21,208         141,746      3,138,345
      Administrative charges                        5,952                2,042          14,476        280,296
                                            ---------------- ----------------- --------------- -----------------
        Total expenses                             76,940               23,250         156,222      3,418,641
                                            ---------------- ----------------- --------------- -----------------
           Net investment income (loss)           (67,943)               3,609         158,601       (553,855)
                                            ---------------- ----------------- --------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --                   --              --             --
      Realized gains (losses) on sale of
        investments                               178,608               16,193         148,859      1,589,140
                                            ---------------- ----------------- --------------- -----------------
           Net realized gains (losses)            178,608               16,193         148,859      1,589,140
                                            ---------------- ----------------- --------------- -----------------
      Change in unrealized gains (losses)
        on investments                            280,529              187,540         103,505     16,984,169
                                            ---------------- ----------------- --------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                               459,137              203,733         252,364     18,573,309
                                            ---------------- ----------------- --------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations               $ 391,194            $ 207,342       $ 410,965   $ 18,019,454
                                            ================ ================= =============== =================
(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS                                      CREDIT SUISSE TRUST
  GLOBAL SMALL AMERICAN FUNDS    AMERICAN FUNDS    INTERNATIONAL EQUITY    DELAWARE VIP SMALL      DREYFUS SOCIALLY
CAPITALIZATION         GROWTH     GROWTH-INCOME                FLEX III             CAP VALUE    RESPONSIBLE GROWTH
    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     $ 117,033    $ 2,851,950       $ 5,036,350                 $ 1,158             $ 140,801               $ 4,316
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
        94,599      6,677,104         5,858,727                  21,235               257,529                10,826
         9,678        584,451           514,981                   1,674                14,252                   874
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
       104,277      7,261,555         6,373,708                  22,909               271,781                11,700
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
        12,756     (4,409,605)       (1,337,358)                (21,751)             (130,980)               (7,384)
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
            --             --                --                      --                    --                    --
       135,530     (7,054,805)       (6,247,668)                    289               451,019                16,694
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
       135,530     (7,054,805)       (6,247,668)                    289               451,019                16,694
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     1,093,615     74,184,062        38,539,941                 141,267             5,580,834                60,428
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     1,229,145     67,129,257        32,292,273                 141,556             6,031,853                77,122
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
   $ 1,241,901   $ 62,719,652      $ 30,954,915               $ 119,805           $ 5,900,873              $ 69,738
============== ================= ================= ======================= ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED) FOR THE YEAR ENDED DECEMBER 31, 2010

                                           DWSI CAPITAL                        DWSII DREMAN SMALL    DWSII GLOBAL
                                                 GROWTH    DWSI HEALTH CARE         MID CAP VALUE        THEMATIC
                                             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT      SUBACCOUNT
                                           --------------- ------------------- --------------------- ---------------
INVESTMENT INCOME:
     Dividends                                 $ 56,385                $ --              $ 97,811        $ 27,915
                                           --------------- ------------------- --------------------- ---------------
EXPENSES:
     Mortality and expense risk
        and other charges                       176,916              53,959               190,539          82,853
     Administrative charges                      14,563               4,307                15,671           6,765
                                           --------------- ------------------- --------------------- ---------------
        Total expenses                          191,479              58,266               206,210          89,618
                                           --------------- ------------------- --------------------- ---------------
           Net investment income (loss)        (135,094)            (58,266)             (108,399)        (61,703)
                                           --------------- ------------------- --------------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                     --             200,888                    --              --
     Realized gains (losses) on sale of
        investments                             104,944             (33,330)           (1,016,153)       (509,135)
                                           --------------- ------------------- --------------------- ---------------
           Net realized gains (losses)          104,944             167,558            (1,016,153)       (509,135)
                                           --------------- ------------------- --------------------- ---------------
     Change in unrealized gains (losses)
        on investments                        1,274,089              52,984             3,059,457       1,020,140
                                           --------------- ------------------- --------------------- ---------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           1,379,033             220,542             2,043,304         511,005
                                           --------------- ------------------- --------------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations           $ 1,243,939           $ 162,276           $ 1,934,905       $ 449,302
                                           =============== =================== ===================== ===============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                      FIDELITY VIP
DWSII GOVERNMENT & FIDELITY VIP    DYNAMIC CAPITAL     FIDELITY VIP    FIDELITY VIP HIGH
 AGENCY SECURITIES   CONTRAFUND       APPRECIATION    EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP
        SUBACCOUNT   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
         $ 268,034  $ 2,499,876            $ 5,785      $ 4,035,791          $ 2,165,700               $ 376,930
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           109,575    3,627,520             36,105        2,838,102              362,685               4,453,959
             9,115      217,411              2,713           18,680                   92                 264,358
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           118,690    3,844,931             38,818        2,856,782              362,777               4,718,317
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           149,344   (1,345,055)           (33,033)       1,179,009            1,802,923              (4,341,387)
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
                --      111,288                 --               --                   --               1,026,946
            84,828   (9,454,598)           (20,001)      (9,599,328)            (936,703)                172,923
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
            84,828   (9,343,310)           (20,001)      (9,599,328)            (936,703)              1,199,869
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
            25,839   46,170,351            401,913       37,415,691            2,664,156              78,337,317
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           110,667   36,827,041            381,912       27,816,363            1,727,453              79,537,186
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
         $ 260,011 $ 35,481,986          $ 348,879     $ 28,995,372          $ 3,530,376            $ 75,195,799
================== =============== ================== ================ ==================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                  FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                              FTVIPT FRANKLIN    RISING DIVIDENDS        SMALL-MID CAP        FTVIPT MUTUAL
                                           INCOME SECURITIES          SECURITIES    GROWTH SECURITIES    SHARES SECURITIES
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------- ------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                    $ 2,878,872           $ 346,028                 $ --            $ 728,455
                                            -------------------- ------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        and other charges                             736,440             389,085              711,377              709,262
     Administrative charges                            67,834              32,395               56,144               71,203
                                            -------------------- ------------------- -------------------- --------------------
        Total expenses                                804,274             421,480              767,521              780,465
                                            -------------------- ------------------- -------------------- --------------------
           Net investment income (loss)             2,074,598             (75,452)            (767,521)             (52,010)
                                            -------------------- ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                  --                   --                   --
     Realized gains (losses) on sale of
        investments                                  (489,543)            (31,739)            (262,490)          (1,236,788)
                                            -------------------- ------------------- -------------------- --------------------
           Net realized gains (losses)               (489,543)            (31,739)            (262,490)          (1,236,788)
                                            -------------------- ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              3,049,873           3,803,693           10,869,222            5,408,439
                                            -------------------- ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,560,330           3,771,954           10,606,732            4,171,651
                                            -------------------- ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 4,634,928         $ 3,696,502          $ 9,839,211          $ 4,119,641
                                            ==================== =================== ==================== ====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON
DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON       INVESCO V.I.     INVESCO V.I.
        SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    DIVIDEND GROWTH    S&P 500 INDEX    INVESCO V.I. UTILITIES
        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT                SUBACCOUNT
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         $ 482,490           $ 2,504,672            $ 384,488           $ 32,149        $ 116,062                  $ 89,836
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           362,224             2,215,117              414,438             41,197          130,709                    44,407
               700               173,111               41,735              3,101           10,353                     3,625
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           362,924             2,388,228              456,173             44,298          141,062                    48,032
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           119,566               116,444              (71,685)           (12,149)         (25,000)                   41,804
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
                --                    --                   --                 --               --                        --
          (589,746)           (1,627,120)          (1,309,781)           (10,784)         (14,696)                 (145,542)
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
          (589,746)           (1,627,120)          (1,309,781)           (10,784)         (14,696)                 (145,542)
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         5,062,261             9,126,821            2,692,161            182,488          857,398                   196,988
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         4,472,515             7,499,701            1,382,380            171,704          842,702                    51,446
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
       $ 4,592,081           $ 7,616,145          $ 1,310,695          $ 159,555        $ 817,702                  $ 93,250
===================== ===================== ==================== ================== ================ =========================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                              INVESCO V.I.         INVESCO V.I. INVESCO V.I.         INVESCO V.I.
                                                VAN KAMPEN           VAN KAMPEN   VAN KAMPEN           VAN KAMPEN
                                            CAPITAL GROWTH    EQUITY AND INCOME   GOVERNMENT    GROWTH AND INCOME
                                                SUBACCOUNT           SUBACCOUNT   SUBACCOUNT           SUBACCOUNT
                                            ----------------- ----------------- --------------- --------------------
INVESTMENT INCOME:
      Dividends                                       $ --          $ 2,846,229     $ 61,739            $ 141,656
                                            ----------------- ----------------- --------------- --------------------
EXPENSES:
      Mortality and expense risk
        and other charges                          249,262            2,141,742      466,155            1,987,835
      Administrative charges                        21,881              214,276       43,999              197,401
                                            ----------------- ----------------- --------------- --------------------
        Total expenses                             271,143            2,356,018      510,154            2,185,236
                                            ----------------- ----------------- --------------- --------------------
           Net investment income (loss)           (271,143)             490,211     (448,415)          (2,043,580)
                                            ----------------- ----------------- --------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                   --           --                   --
      Realized gains (losses) on sale of
        investments                                301,473              279,311     (122,264)            (395,317)
                                            ----------------- ----------------- --------------- --------------------
           Net realized gains (losses)             301,473              279,311     (122,264)            (395,317)
                                            ----------------- ----------------- --------------- --------------------
      Change in unrealized gains (losses)
        on investments                           2,322,098           12,898,906    1,508,583           14,938,113
                                            ----------------- ----------------- --------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              2,623,571           13,178,217    1,386,319           14,542,796
                                            ----------------- ----------------- --------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 2,352,428         $ 13,668,428    $ 937,904         $ 12,499,216
                                            ================= ================= =============== ====================
(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

                                                                                                              LMPVET
    INVESCO V.I.    JANUS ASPEN    JANUS ASPEN GLOBAL                            JANUS ASPEN    CLEARBRIDGE VARIABLE
VAN KAMPEN VALUE     ENTERPRISE            TECHNOLOGY    JANUS ASPEN OVERSEAS      WORLDWIDE       AGGRESSIVE GROWTH
      SUBACCOUNT     SUBACCOUNT            SUBACCOUNT              SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       $ 155,572           $ --                  $ --               $ 447,454        $ 5,239               $ 617,235
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         155,494        234,157               112,572               1,076,714          6,451               6,917,063
          15,246         19,917                10,819                  12,793             70                 628,242
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         170,740        254,074               123,391               1,089,507          6,521               7,545,305
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         (15,168)      (254,074)             (123,391)               (642,053)        (1,282)             (6,928,070)
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
              --             --                    --                      --             --                      --
        (778,087)       258,482               181,469               1,861,041          1,309               6,702,148
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
        (778,087)       258,482               181,469               1,861,041          1,309               6,702,148
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       2,062,178      3,508,107             1,396,758              16,334,161        148,399              98,338,740
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       1,284,091      3,766,589             1,578,227              18,195,202        149,708             105,040,888
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
     $ 1,268,923    $ 3,512,515           $ 1,454,836            $ 17,553,149      $ 148,426            $ 98,112,818
=================== ============== ===================== ======================= ============== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                                            LMPVET
                                                          LMPVET                LMPVET                LMPVET  CLEARBRIDGE VARIABLE
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE         EQUITY INCOME
                                                    APPRECIATION               CAPITAL     DIVIDEND STRATEGY               BUILDER
                                                      SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                      $ 6,616,191             $ 819,346             $ 992,790           $ 4,795,867
                                            --------------------- --------------------- --------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        and other charges                              6,314,692             1,844,489               523,390             2,249,056
      Administrative charges                             635,509               151,570                54,074               193,919
                                            --------------------- --------------------- --------------------- ---------------------
        Total expenses                                 6,950,201             1,996,059               577,464             2,442,975
                                            --------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)                 (334,010)           (1,176,713)              415,326             2,352,892
                                            --------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                             --                    --                    --                    --
      Realized gains (losses) on sale of
        investments                                   (3,121,686)           (6,452,833)             (952,727)           (7,969,898)
                                            --------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)                (3,121,686)           (6,452,833)             (952,727)           (7,969,898)
                                            --------------------- --------------------- --------------------- ---------------------
      Change in unrealized gains (losses)
        on investments                                47,745,051            17,320,180             3,962,276            17,833,567
                                            --------------------- --------------------- --------------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                   44,623,365            10,867,347             3,009,549             9,863,669
                                            --------------------- --------------------- --------------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations                   $ 44,289,355           $ 9,690,634           $ 3,424,875          $ 12,216,561
                                            ===================== ===================== ===================== =====================

(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

              LMPVET                                                                                                  LMPVET GLOBAL
CLEARBRIDGE VARIABLE                LMPVET                LMPVET                LMPVET                LMPVET      CURRENTS VARIABLE
         FUNDAMENTAL  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  INTERNATIONAL ALL CAP
       ALL CAP VALUE      LARGE CAP GROWTH       LARGE CAP VALUE          MID CAP CORE      SMALL CAP GROWTH            OPPORTUNITY
          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
         $ 7,577,362             $ 143,191           $ 4,589,786                  $ --                  $ --              $ 994,347
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
           6,596,669             1,889,305             2,080,003               919,512             1,017,982                783,293
             603,194               164,319               202,634                88,779                83,028                 73,840
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
           7,199,863             2,053,624             2,282,637             1,008,291             1,101,010                857,133
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
             377,499            (1,910,433)            2,307,149            (1,008,291)           (1,101,010)               137,214
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
                  --                    --                    --                    --                    --                     --
         (11,642,764)            1,335,252            (7,356,198)           (1,361,702)             (608,442)            (9,747,311)
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
         (11,642,764)            1,335,252            (7,356,198)           (1,361,702)             (608,442)            (9,747,311)
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
          74,789,279             9,765,605            16,477,195            13,365,732            15,605,574             10,484,449
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
          63,146,515            11,100,857             9,120,997            12,004,030            14,997,132                737,138
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
        $ 63,524,014           $ 9,190,424          $ 11,428,146          $ 10,995,739          $ 13,896,122              $ 874,352
===================== ===================== ===================== ===================== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           LMPVET INVESTMENT                LMPVET                LMPVET                LMPVET
                                            COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                            SOCIAL AWARENESS        ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                     $ 685,120           $ 2,873,406           $ 1,104,057             $ 513,996
                                           -------------------- --------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        and other charges                            671,538             1,326,568               692,280               417,193
     Administrative charges                           26,569               148,879                81,454                49,223
                                           -------------------- --------------------- --------------------- ---------------------
        Total expenses                               698,107             1,475,447               773,734               466,416
                                           -------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)              (12,987)            1,397,959               330,323                47,580
                                           -------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                    --                    --                    --
     Realized gains (losses) on sale of
        investments                                 (536,891)             (901,195)           (1,479,910)           (1,085,412)
                                           -------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)              (536,891)             (901,195)           (1,479,910)           (1,085,412)
                                           -------------------- --------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                             5,831,936            11,231,101             7,924,246             5,281,628
                                           -------------------- --------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                5,295,045            10,329,906             6,444,336             4,196,216
                                           -------------------- --------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 5,282,058          $ 11,727,865           $ 6,774,659           $ 4,243,796
                                           ==================== ===================== ===================== =====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

 LMPVIT WESTERN           LMPVIT WESTERN
 ASSET VARIABLE           ASSET VARIABLE           LMPVIT WESTERN         LMPVIT WESTERN    LMPVIT WESTERN     MIST AMERICAN
ADJUSTABLE RATE    DIVERSIFIED STRATEGIC    ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    ASSET VARIABLE    FUNDS BALANCED
         INCOME                   INCOME          HIGH YIELD BOND                 INCOME    STRATEGIC BOND        ALLOCATION
     SUBACCOUNT               SUBACCOUNT               SUBACCOUNT             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      $ 187,671              $ 1,171,146              $ 1,203,579           $ 13,557,743         $ 934,426          $ 12,771
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
        294,551                  495,973                  252,521              2,198,526           594,881            12,637
         23,837                   50,267                   21,840                218,085            51,907                63
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
        318,388                  546,240                  274,361              2,416,611           646,788            12,700
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
       (130,717)                 624,906                  929,218             11,141,132           287,638                71
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
             --                       --                       --                     --                --               548
       (427,547)                (594,467)                (121,557)            (4,651,900)         (445,182)           25,398
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
       (427,547)                (594,467)                (121,557)            (4,651,900)         (445,182)           25,946
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      1,781,177                3,137,491                  942,982             13,775,758         3,374,733           154,922
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      1,353,630                2,543,024                  821,425              9,123,858         2,929,551           180,868
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
    $ 1,222,913              $ 3,167,930              $ 1,750,643           $ 20,264,990       $ 3,217,189         $ 180,939
================== ======================== ======================== ====================== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           MIST AMERICAN     MIST AMERICAN
                                            FUNDS GROWTH    FUNDS MODERATE MIST BATTERYMARCH    MIST BLACKROCK
                                              ALLOCATION        ALLOCATION GROWTH AND INCOME        HIGH YIELD
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           ---------------- -------------- -------------------- --------------
INVESTMENT INCOME:
     Dividends                                   $ 8,699          $ 13,404       $ 3,680,736       $ 7,234,857
                                           ---------------- -------------- -------------------- --------------
EXPENSES:
     Mortality and expense risk
        and other charges                         12,170             8,025         3,019,755         1,870,143
     Administrative charges                           34                20                --           125,115
                                           ---------------- -------------- -------------------- --------------
        Total expenses                            12,204             8,045         3,019,755         1,995,258
                                           ---------------- -------------- -------------------- --------------
           Net investment income (loss)           (3,505)            5,359           660,981         5,239,599
                                           ---------------- -------------- -------------------- --------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                --                --                --
     Realized gains (losses) on sale of
        investments                                8,068             9,709       (10,240,101)          901,510
                                           ---------------- -------------- -------------------- --------------
           Net realized gains (losses)             8,068             9,709       (10,240,101)          901,510
                                           ---------------- -------------- -------------------- --------------
     Change in unrealized gains (losses)
        on investments                           185,024            78,407        39,348,882        10,530,966
                                           ---------------- -------------- -------------------- --------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              193,092            88,116        29,108,781        11,432,476
                                           ---------------- -------------- -------------------- --------------
     Net increase (decrease) in net assets
        resulting from operations              $ 189,587          $ 93,475      $ 29,769,762      $ 16,672,075
                                           ================ ============== ==================== ==============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS
MIST BLACKROCK    MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK        MIST INVESCO
LARGE CAP CORE            REAL ESTATE            CAP VALUE    INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY
    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     $ 662,742            $ 6,972,223            $ 127,588      $ 1,805,026                $ --        $ 10,422,924
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       766,652              1,248,667              228,321        1,302,548             186,357           6,918,045
        74,715                 85,040               14,451          105,349              12,339             127,778
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       841,367              1,333,707              242,772        1,407,897             198,696           7,045,823
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
      (178,625)             5,638,516             (115,184)         397,129            (198,696)          3,377,101
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
            --                     --                   --               --                  --                  --
    (3,506,436)            (8,036,890)             312,797       (4,180,346)              7,435         (16,861,264)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    (3,506,436)            (8,036,890)             312,797       (4,180,346)              7,435         (16,861,264)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     9,129,288             13,628,349            2,143,925       15,582,634           2,462,245          54,896,156
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     5,622,852              5,591,459            2,456,722       11,402,288           2,469,680          38,034,892
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
   $ 5,444,227           $ 11,229,975          $ 2,341,538     $ 11,799,417         $ 2,270,984        $ 41,411,993
================= ====================== ==================== ================ =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                             MIST LEGG MASON
                                            MIST LAZARD          CLEARBRIDGE    MIST LEGG MASON    MIST LOOMIS SAYLES
                                                MID CAP    AGGRESSIVE GROWTH       VALUE EQUITY        GLOBAL MARKETS
                                             SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                           --------------- -------------------- ------------------ ---------------------
INVESTMENT INCOME:
     Dividends                                $ 956,689                 $ --           $ 89,375           $ 5,667,807
                                           --------------- -------------------- ------------------ ---------------------
EXPENSES:
     Mortality and expense risk
        and other charges                     1,201,741                1,124             74,667             1,985,420
     Administrative charges                      68,870                    2              5,977                 1,368
                                           --------------- -------------------- ------------------ ---------------------
        Total expenses                        1,270,611                1,126             80,644             1,986,788
                                           --------------- -------------------- ------------------ ---------------------
           Net investment income (loss)        (313,922)              (1,126)             8,731             3,681,019
                                           --------------- -------------------- ------------------ ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                     --                   --                 --                    --
     Realized gains (losses) on sale of
        investments                          (1,295,722)              19,968           (322,395)           (1,563,612)
                                           --------------- -------------------- ------------------ ---------------------
           Net realized gains (losses)       (1,295,722)              19,968           (322,395)           (1,563,612)
                                           --------------- -------------------- ------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                       18,900,946                 (313)           473,865            28,673,404
                                           --------------- -------------------- ------------------ ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                          17,605,224               19,655            151,470            27,109,792
                                           --------------- -------------------- ------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations          $ 17,291,302             $ 18,529          $ 160,201          $ 30,790,811
                                           =============== ==================== ================== =====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT  MIST LORD ABBETT    MIST LORD ABBETT         MIST MET/EATON    MIST MET/FRANKLIN    MIST MET/TEMPLETON
  BOND DEBENTURE GROWTH AND INCOME       MID CAP VALUE    VANCE FLOATING RATE        MUTUAL SHARES                GROWTH
      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT (a)           SUBACCOUNT        SUBACCOUNT (a)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
     $ 4,481,203       $ 1,530,429           $ 344,073                   $ --                 $ --                  $ --
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
         999,436         2,420,397             988,088                  3,593               10,212               408,566
          92,191           189,629              80,685                    306                  848                35,838
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       1,091,627         2,610,026           1,068,773                  3,899               11,060               444,404
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       3,389,576        (1,079,597)           (724,700)                (3,899)             (11,060)             (444,404)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
              --                --                  --                     --                7,385                    --
         954,869        (9,512,542)         (5,567,525)                   965               11,849              (108,183)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
         954,869        (9,512,542)         (5,567,525)                   965               19,234              (108,183)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       3,147,896        30,874,618          18,071,963                 19,386               43,651             2,086,882
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       4,102,765        21,362,076          12,504,438                 20,351               62,885             1,978,699
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
     $ 7,492,341      $ 20,282,479        $ 11,779,738               $ 16,452             $ 51,825           $ 1,534,295
================ ==================== =================== ====================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                MIST METLIFE    MIST METLIFE         MIST METLIFE MIST MFS EMERGING
                                           BALANCED STRATEGY GROWTH STRATEGY    MODERATE STRATEGY    MARKETS EQUITY
                                                  SUBACCOUNT      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                           ----------------- ------------------ ----------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 513,173       $ 396,083            $ 375,244       $ 1,173,265
                                           ----------------- ------------------ ----------------- --------------------
EXPENSES:
     Mortality and expense risk
        and other charges                            436,756         411,684              276,458         1,744,438
     Administrative charges                           35,794          33,370               22,499           148,234
                                           ----------------- ------------------ ----------------- --------------------
        Total expenses                               472,550         445,054              298,957         1,892,672
                                           ----------------- ------------------ ----------------- --------------------
           Net investment income (loss)               40,623         (48,971)              76,287          (719,407)
                                           ----------------- ------------------ ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --              --                   --                --
     Realized gains (losses) on sale of
        investments                                  726,119       1,116,501              371,000          (753,108)
                                           ----------------- ------------------ ----------------- --------------------
           Net realized gains (losses)               726,119       1,116,501              371,000          (753,108)
                                           ----------------- ------------------ ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                             1,822,350       1,639,449            1,067,659        21,914,501
                                           ----------------- ------------------ ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                2,548,469       2,755,950            1,438,659        21,161,393
                                           ----------------- ------------------ ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 2,589,092     $ 2,706,979          $ 1,514,946      $ 20,441,986
                                           ================= ================== ================= ====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                         MIST MORGAN                                     MIST PIMCO
MIST MFS RESEARCH    STANLEY MID CAP        MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO
    INTERNATIONAL             GROWTH    CAPITAL APPRECIATION                   BOND TOTAL RETURN MIST PIONEER FUND
       SUBACCOUNT         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
      $ 1,246,657           $ 20,330             $ 2,151,669            $ 2,792,955 $ 16,372,764         $ 435,428
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        1,134,758            285,557               3,998,177              1,757,534    7,068,534           592,905
           91,037             25,304                  34,100                124,431      552,210            49,726
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        1,225,795            310,861               4,032,277              1,881,965    7,620,744           642,631
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
           20,862           (290,531)             (1,880,608)               910,990    8,752,020          (207,203)
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
               --                 --                      --              2,937,743    2,470,015                --
       (6,143,246)           179,082             (14,461,639)             1,553,112   11,255,529           836,067
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
       (6,143,246)           179,082             (14,461,639)             4,490,855   13,725,544           836,067
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
       12,019,334          4,588,606              39,193,512              1,161,769    5,170,879         5,715,899
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        5,876,088          4,767,688              24,731,873              5,652,624   18,896,423         6,551,966
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
      $ 5,896,950        $ 4,477,157            $ 22,851,265            $ 6,563,614 $ 27,648,443       $ 6,344,763
==================== ================== ======================= =================== ============ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                               MIST PIONEER       MIST RCM    MIST SSGA GROWTH MIST SSGA GROWTH
                                           STRATEGIC INCOME     TECHNOLOGY      AND INCOME ETF              ETF
                                                 SUBACCOUNT SUBACCOUNT (a)          SUBACCOUNT       SUBACCOUNT
                                           ---------------- ----------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                 $ 13,379,846           $ --         $ 1,657,824      $ 2,252,825
                                           ---------------- ----------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk
        and other charges                         4,013,101         29,082           1,516,339        1,842,110
     Administrative charges                         354,030          2,454                  --               --
                                           ---------------- ----------------- ---------------- -------------------
        Total expenses                            4,367,131         31,536           1,516,339        1,842,110
                                           ---------------- ----------------- ---------------- -------------------
           Net investment income (loss)           9,012,715        (31,536)            141,485          410,715
                                           ---------------- ----------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                         --             --               5,787               --
     Realized gains (losses) on sale of
        investments                               6,147,021          1,028             388,907         (449,603)
                                           ---------------- ----------------- ---------------- -------------------
           Net realized gains (losses)            6,147,021          1,028             394,694         (449,603)
                                           ---------------- ----------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                           10,241,708        473,487          12,093,535       17,863,262
                                           ---------------- ----------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              16,388,729        474,515          12,488,229       17,413,659
                                           ---------------- ----------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 25,401,444      $ 442,979        $ 12,629,714     $ 17,824,374
                                           ================ ================= ================ ===================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                               MSF BARCLAYS
MIST T. ROWE PRICE    MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN           MORGAN STANLEY    CAPITAL AGGREGATE
    MID CAP GROWTH      SMALL CAP VALUE         CAP GROWTH           COMSTOCK    CAPITAL OPPORTUNITIES           BOND INDEX
        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
              $ --          $ 1,752,061               $ --        $ 3,507,100                     $ --          $ 4,595,874
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            50,629            2,114,371             52,512          3,423,352                   27,094            1,399,570
             4,301              120,143              4,159            321,031                    1,949                  158
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            54,930            2,234,514             56,671          3,744,383                   29,043            1,399,728
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           (54,930)            (482,453)           (56,671)          (237,283)                 (29,043)           3,196,146
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
                --                   --                 --                 --                       --                   --
            72,787           (6,045,410)          (105,862)        10,953,834                   61,264              740,234
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            72,787           (6,045,410)          (105,862)        10,953,834                   61,264              740,234
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           657,273           30,878,171            729,192         15,994,272                  271,030            2,005,415
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           730,060           24,832,761            623,330         26,948,106                  332,294            2,745,649
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
         $ 675,130         $ 24,350,308          $ 566,659       $ 26,710,823                $ 303,251          $ 5,941,795
===================== ==================== ================== ================== ======================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                               MSF BLACKROCK    MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK
                                           AGGRESSIVE GROWTH      BOND INCOME   DIVERSIFIED LARGE CAP VALUE
                                                  SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------------- ------------- ------------- ------------------
INVESTMENT INCOME:
     Dividends                                          $ --     $ 12,169,056   $ 5,241,574       $ 151,630
                                           -------------------- ------------- ------------- ------------------
EXPENSES:
     Mortality and expense risk
        and other charges                          1,503,159        4,486,849     3,307,355         305,524
     Administrative charges                          148,890          345,840        16,684          24,642
                                           -------------------- ------------- ------------- ------------------
        Total expenses                             1,652,049        4,832,689     3,324,039         330,166
                                           -------------------- ------------- ------------- ------------------
           Net investment income (loss)           (1,652,049)       7,336,367     1,917,535        (178,536)
                                           -------------------- ------------- ------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --               --            --              --
     Realized gains (losses) on sale of
        investments                                  (59,363)       2,350,622       817,530        (998,742)
                                           -------------------- ------------- ------------- ------------------
           Net realized gains (losses)               (59,363)       2,350,622       817,530        (998,742)
                                           -------------------- ------------- ------------- ------------------
     Change in unrealized gains (losses)
        on investments                            15,653,436       10,231,821    17,884,729       2,312,362
                                           -------------------- ------------- ------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               15,594,073       12,582,443    18,702,259       1,313,620
                                           -------------------- ------------- ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 13,942,024     $ 19,918,810  $ 20,619,794     $ 1,135,084
                                           ==================== ============= ============= ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP    MSF BLACKROCK    MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES
          GROWTH     MONEY MARKET                VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE
      SUBACCOUNT       SUBACCOUNT           SUBACCOUNT      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       $ 596,997         $ 29,880            $ 452,328     $ 1,524,398              $ 258,847                 $ --
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,285,441        6,256,816              680,167       1,455,650                790,102                8,517
         282,508          505,548               52,971         121,633                 84,027                  705
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,567,949        6,762,364              733,138       1,577,283                874,129                9,222
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      (2,970,952)      (6,732,484)            (280,810)        (52,885)              (615,282)              (9,222)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
              --               --                   --              --                     --                   --
      12,693,487               --           (1,564,928)     (8,774,890)              (654,199)              16,996
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      12,693,487               --           (1,564,928)     (8,774,890)              (654,199)              16,996
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      31,968,972               --            6,136,053      20,494,542              6,231,428              112,778
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      44,662,459               --            4,571,125      11,719,652              5,577,229              129,774
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
    $ 41,691,507     $ (6,732,484)         $ 4,290,315    $ 11,666,767            $ 4,961,947            $ 120,552
=================== ================ ==================== =============== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                              MSF
                                                                  MET/DIMENSIONAL                              MSF METLIFE
                                           MSF MET/ARTISAN    INTERNATIONAL SMALL              MSF METLIFE    CONSERVATIVE
                                             MID CAP VALUE                COMPANY    AGGRESSIVE ALLOCATION      ALLOCATION
                                            SUBACCOUNT (a)             SUBACCOUNT               SUBACCOUNT      SUBACCOUNT
                                           ------------------ ---------------------- ------------------------ ------------
INVESTMENT INCOME:
     Dividends                                        $ --                  $ 941                $ 588,629     $ 1,370,303
                                           ------------------ ---------------------- ------------------------ ------------
EXPENSES:
     Mortality and expense risk
        and other charges                           23,632                  1,439                  648,265         556,004
     Administrative charges                          2,273                    104                    8,221          34,693
                                           ------------------ --- ------------------ ------------------------ ------------
        Total expenses                              25,905                  1,543                  656,486         590,697
                                           ------------------ --- ------------------ ------------------------ ------------
           Net investment income (loss)            (25,905)                  (602)                 (67,857)        779,606
                                           ------------------ --- ------------------ ------------------------ ------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                        --                  3,580                       --              --
     Realized gains (losses) on sale of
        investments                                (10,152)                   289               (2,951,058)        705,709
                                           ------------------ --- ------------------ ------------------------ ------------
           Net realized gains (losses)             (10,152)                 3,869               (2,951,058)        705,709
                                           ------------------ --- ------------------ ------------------------ ------------
     Change in unrealized gains (losses)
        on investments                             164,008                 15,221                9,926,030       1,401,830
                                           ------------------ --- ------------------ ------------------------ ------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                153,856                 19,090                6,974,972       2,107,539
                                           ------------------ --- ------------------ ------------------------ ------------
     Net increase (decrease) in net assets
        resulting from operations                $ 127,951               $ 18,488              $ 6,907,115     $ 2,887,145
                                           ================== ====================== ======================== ============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

        MSF METLIFE                                                        MSF METLIFE
    CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL
MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX           RETURN
         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
        $ 3,081,800           $ 68,281           $ 10,729,652              $ 7,632,872         $ 14,684,007     $ 17,746,859
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,141,825             84,942              5,089,733                4,138,709           15,625,774        8,615,549
             27,561                 --                 57,734                   28,555              608,568          705,855
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,169,386             84,942              5,147,467                4,167,264           16,234,342        9,321,404
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,912,414            (16,661)             5,582,185                3,465,608           (1,550,335)       8,425,455
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
                 --              8,607                     --                       --                   --               --
           (106,705)           (66,379)            (5,424,426)             (10,265,456)          18,126,276      (16,178,972)
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
           (106,705)           (57,772)            (5,424,426)             (10,265,456)          18,126,276      (16,178,972)
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          6,774,441          1,577,100             45,896,962               49,819,288           75,716,840       54,558,082
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          6,667,736          1,519,328             40,472,536               39,553,832           93,843,116       38,379,110
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
        $ 8,580,150        $ 1,502,667           $ 46,054,721             $ 43,019,440         $ 92,292,781     $ 46,804,565
====================== ================== ====================== ======================== ==================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                   MSF NEUBERGER
                                                            MSF MORGAN STANLEY    BERMAN MID CAP    MSF OPPENHEIMER
                                           MSF MFS VALUE            EAFE INDEX             VALUE      GLOBAL EQUITY
                                              SUBACCOUNT            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                           ---------------- --------------------- ----------------- ------------------
INVESTMENT INCOME:
     Dividends                               $ 1,012,999           $ 2,117,075         $ 152,312        $ 5,462,587
                                           ---------------- --------------------- ----------------- ------------------
EXPENSES:
     Mortality and expense risk
        and other charges                      1,085,107               820,623           272,319          4,978,631
     Administrative charges                       65,879                 1,596            26,624            179,206
                                           ---------------- --------------------- ----------------- ------------------
        Total expenses                         1,150,986               822,219           298,943          5,157,837
                                           ---------------- --------------------- ----------------- ------------------
           Net investment income (loss)         (137,987)            1,294,856          (146,631)           304,750
                                           ---------------- --------------------- ----------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                    --                --                 --
     Realized gains (losses) on sale of
        investments                           (1,903,486)           (7,960,644)         (879,472)        (8,491,313)
                                           ---------------- --------------------- ----------------- ------------------
           Net realized gains (losses)        (1,903,486)           (7,960,644)         (879,472)        (8,491,313)
                                           ---------------- --------------------- ----------------- ------------------
     Change in unrealized gains (losses)
        on investments                         8,611,346            10,778,394         4,943,695         56,165,206
                                           ---------------- --------------------- ----------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            6,707,860             2,817,750         4,064,223         47,673,893
                                           ---------------- --------------------- ----------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 6,569,873           $ 4,112,606       $ 3,917,592       $ 47,978,643
                                           ================ ===================== ================= ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                 MSF WESTERN ASSET MSF WESTERN ASSET
MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC   MANAGEMENT U.S.
           INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES        GOVERNMENT PIONEER VCT BOND
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
     $ 1,188,503             $ 33,549                 $ --               $ 536,035       $ 5,057,825      $ 1,424,714
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
       1,176,058              693,586            1,200,544                  95,005         2,344,294          541,326
           5,427               60,712               56,380                   9,256           176,158           45,444
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
       1,181,485              754,298            1,256,924                 104,261         2,520,452          586,770
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
           7,018             (720,749)          (1,256,924)                431,774         2,537,373          837,944
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
              --                   --                   --                      --           533,204               --
      (4,300,677)            (337,588)             266,597                 141,920           795,676          798,534
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      (4,300,677)            (337,588)             266,597                 141,920         1,328,880          798,534
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      27,149,045            7,462,700           27,477,353                 333,475         4,253,524          408,300
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      22,848,368            7,125,112           27,743,950                 475,395         5,582,404        1,206,834
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
    $ 22,855,386          $ 6,404,363         $ 26,487,026               $ 907,169       $ 8,119,777      $ 2,044,778
=================== ==================== ==================== ==================== ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           PIONEER VCT CULLEN         PIONEER VCT    PIONEER VCT EQUITY
                                                        VALUE    EMERGING MARKETS                INCOME    PIONEER VCT FUND
                                                   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                           --------------------- ------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                       $ 82,012            $ 74,286             $ 403,695           $ 310,058
                                           --------------------- ------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk
        and other charges                             240,502             436,284               339,757             490,768
     Administrative charges                            20,889              36,021                29,434              42,032
                                           --------------------- ------------------- --------------------- -------------------
        Total expenses                                261,391             472,305               369,191             532,800
                                           --------------------- ------------------- --------------------- -------------------
           Net investment income (loss)              (179,379)           (398,019)               34,504            (222,742)
                                           --------------------- ------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                  --                    --                  --
     Realized gains (losses) on sale of
        investments                                  (154,626)             75,545              (537,299)           (263,207)
                                           --------------------- ------------------- --------------------- -------------------
           Net realized gains (losses)               (154,626)             75,545              (537,299)           (263,207)
                                           --------------------- ------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                              1,268,462           3,208,447             3,676,195           4,054,540
                                           --------------------- ------------------- --------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 1,113,836           3,283,992             3,138,896           3,791,333
                                           --------------------- ------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 934,457         $ 2,885,973           $ 3,173,400         $ 3,568,591
                                           ===================== =================== ===================== ===================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      PIONEER VCT          PIONEER VCT
         IBBOTSON    IBBOTSON MODERATE      PIONEER VCT    PIONEER VCT REAL
GROWTH ALLOCATION           ALLOCATION    MID CAP VALUE       ESTATE SHARES    UIF CAPITAL GROWTH    UIF U.S. REAL ESTATE
       SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
      $ 4,443,925          $ 3,270,464        $ 379,215           $ 329,438              $ 11,229               $ 439,476
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
        4,918,102            2,619,339          687,575             237,273               146,090                 298,121
          349,471              192,802           64,035              20,112                13,553                  30,405
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
        5,267,573            2,812,141          751,610             257,385               159,643                 328,526
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
         (823,648)             458,323         (372,395)             72,053              (148,414)                110,950
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
               --                   --               --                  --                    --                      --
       (3,959,113)          (1,798,072)      (2,555,443)           (873,404)              414,582              (1,730,114)
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       (3,959,113)          (1,798,072)      (2,555,443)           (873,404)              414,582              (1,730,114)
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       31,646,629           15,496,939        9,169,920           3,929,720             1,476,000               6,651,015
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       27,687,516           13,698,867        6,614,477           3,056,316             1,890,582               4,920,901
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
     $ 26,863,868         $ 14,157,190      $ 6,242,082         $ 3,128,369           $ 1,742,168             $ 5,031,851
==================== ==================== ================ =================== ===================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                          WELLS FARGO VT
                                                                         SMALL CAP VALUE
                                                                              SUBACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
     Dividends                                                                  $ 60,895
                                                                         ------------------
EXPENSES:
     Mortality and expense risk and other charges                                 49,928
     Administrative charges                                                        3,104
                                                                         ------------------
        Total expenses                                                            53,032
                                                                         ------------------
           Net investment income (loss)                                            7,863
                                                                         ------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                                      --
     Realized gains (losses) on sale of investments                             (148,047)
                                                                         ------------------
           Net realized gains (losses)                                          (148,047)
                                                                         ------------------
     Change in unrealized gains (losses) on investments                          722,957
                                                                         ------------------
     Net realized and change in unrealized gains (losses) on investments         574,910
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations           $ 582,773
                                                                         ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                      ALLIANCEBERNSTEIN GLOBAL
                                      ALGER CAPITAL APPRECIATION               THEMATIC GROWTH          AMERICAN FUNDS BOND
                                                      SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                    ------------------------------- ----------------------------- ----------------------------
                                             2010           2009           2010           2009            2010         2009
                                    ---------------- -------------- -------------- -------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (67,943)   $   (63,185)   $     3,609    $   (21,101)   $    158,601    $  138,709
  Net realized gains (losses)             178,608       (171,791)        16,193        (84,987)        148,859        41,200
  Change in unrealized gains
     (losses) on investments              280,529      1,524,297        187,540        611,181         103,505       474,040
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                    391,194      1,289,321        207,342        505,093         410,965       653,949
                                    ---------------- -------------- -------------- -------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   4,408          2,267         21,300         32,974          55,955        14,031
  Net transfers (including
     fixed account)                      (357,444)        67,417       (197,737)         1,345       3,754,129     5,941,968
  Contract charges                         (1,050)        (1,214)          (580)          (665)         (2,964)       (2,080)
  Transfers for contract benefits
     and terminations                    (381,953)      (203,330)       (78,995)       (86,751)     (1,773,948)     (798,020)
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (736,039)      (134,860)      (256,012)       (53,097)      2,033,172     5,155,899
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets                     (344,845)     1,154,461        (48,670)       451,996       2,444,137     5,809,848
NET ASSETS:
  Beginning of year                     4,100,549      2,946,088      1,520,169      1,068,173       8,185,030     2,375,182
                                    ---------------- -------------- -------------- -------------- --------------- ------------
  End of year                       $   3,755,704    $ 4,100,549    $ 1,471,499    $ 1,520,169    $ 10,629,167    $8,185,030
                                    ================ ============== ============== ============== =============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                         AMERICAN FUNDS GLOBAL
    AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
----------------------------------- ----------------------------- --------------------------------- -------------------------------
           2010             2009           2010           2009             2010             2009             2010           2009
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
  $    (553,855)   $    (605,821)   $    12,756    $   (27,481)   $  (4,409,605)   $  (4,220,102)   $  (1,337,358)   $   (791,102)
      1,589,140       (6,576,880)       135,530        (75,814)      (7,054,805)     (24,705,289)      (6,247,668)    (17,517,477)
     16,984,169       69,579,164      1,093,615      1,073,599       74,184,062      146,571,824       38,539,941     106,008,565
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
     18,019,454       62,396,463      1,241,901        970,304       62,719,652      117,646,433       30,954,915      87,699,986
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
      2,967,600        2,103,180        124,190         69,989        4,821,057        3,589,929        2,328,241       1,710,990
       (945,643)      (3,187,187)     2,229,718      3,249,242       (5,045,713)      (3,206,464)      (5,916,364)     (4,005,829)
        (47,313)         (53,372)        (2,667)        (1,218)        (101,298)        (111,683)         (84,979)        (98,634)
    (25,903,531)     (20,898,203)      (631,687)      (294,260)     (55,421,309)     (37,939,209)     (45,318,500)    (35,638,924)
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
    (23,928,887)     (22,035,582)     1,719,554      3,023,753      (55,747,263)     (37,667,427)     (48,991,602)    (38,032,397)
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
     (5,909,433)      40,360,881      2,961,455      3,994,057        6,972,389       79,979,006      (18,036,687)     49,667,589
    212,149,219      171,788,338      5,011,389      1,017,332      421,186,273      341,207,267      376,941,251     327,273,662
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
$   206,239,786    $ 212,149,219    $ 7,972,844    $ 5,011,389    $ 428,158,662    $ 421,186,273    $ 358,904,564    $376,941,251
================== ================ ============== ============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                    CREDIT SUISSE TRUST INTERNATIONAL                                DREYFUS SOCIALLY RESPONSIBLE
                                                      EQUITY FLEX III  DELAWARE VIP SMALL CAP VALUE                        GROWTH
                                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------------- ----------------------------- -----------------------------
                                             2010             2009 (a)         2010            2009        2010              2009
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (21,751)   $         (1,224) $   (130,980)    $   (62,752) $   (7,384)   $       (7,445)
  Net realized gains (losses)                 289                  13       451,019        (963,011)     16,694            (8,612)
  Change in unrealized gains
     (losses) on investments              141,267              11,945     5,580,834       6,093,453      60,428           167,504
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                    119,805              10,734     5,900,873       5,067,690      69,738           151,447
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   1,272                  53       872,920         768,029          --                --
  Net transfers (including
     fixed account)                       105,457           1,164,922      (481,332)     (1,112,736)    (81,587)           17,405
  Contract charges                           (297)                 --        (1,729)         (4,072)       (192)             (188)
  Transfers for contract benefits
     and terminations                     (62,706)            (59,575)   (3,036,505)     (2,272,700)    (25,252)          (24,169)
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions               43,726           1,105,400    (2,646,646)     (2,621,479)   (107,031)           (6,952)
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets                      163,531           1,116,134     3,254,227       2,446,211     (37,293)          144,495
NET ASSETS:
  Beginning of year                     1,116,134                  --    21,004,334      18,558,123     639,903           495,408
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
  End of year                       $   1,279,665    $      1,116,134  $ 24,258,561    $ 21,004,334  $  602,610    $      639,903
                                    ================ ================= =============== ============= ============= ===============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                 DWSII DREMAN SMALL MID CAP
          DWSI CAPITAL GROWTH              DWSI HEALTH CARE                           VALUE       DWSII GLOBAL THEMATIC
                   SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
-------------------------------- ----------------------------- ------------------------------- ---------------------------
         2010            2009           2010           2009            2010            2009           2010         2009
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$    (135,094)   $    (84,745)   $   (58,266)   $   (26,049)   $   (108,399)   $    (25,909)   $   (61,703)   $  (31,200)
      104,944        (428,918)       167,558       (328,200)     (1,016,153)     (1,775,916)      (509,135)     (963,630)
    1,274,089       2,567,860         52,984        876,549       3,059,457       4,133,959      1,020,140     2,464,090
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
    1,243,939       2,054,197        162,276        522,300       1,934,905       2,332,134        449,302     1,469,260
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
       73,503          45,060          7,171         18,171          83,912          25,171         67,455        15,288
     (433,247)        (22,283)        43,452       (692,774)       (846,445)       (416,275)      (287,372)     (220,460)
       (3,356)         (3,801)          (971)        (1,130)         (2,872)         (3,132)        (1,198)       (1,306)
   (1,422,186)     (1,241,898)      (293,505)      (296,064)     (1,370,822)       (818,717)      (524,105)     (305,950)
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
   (1,785,286)     (1,222,922)      (243,853)      (971,797)     (2,136,227)     (1,212,953)      (745,220)     (512,428)
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     (541,347)        831,275        (81,577)      (449,497)       (201,322)      1,119,181       (295,918)      956,832
   10,469,508       9,638,233      3,035,975      3,485,472      10,898,028       9,778,847      5,030,435     4,073,603
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$   9,928,161    $ 10,469,508    $ 2,954,398    $ 3,035,975    $ 10,696,706    $ 10,898,028    $ 4,734,517    $5,030,435
================ =============== ============== ============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       DWSII GOVERNMENT & AGENCY                                      FIDELITY VIP DYNAMIC CAPITAL
                                                     SECURITIES            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- --------------------------------- --------------- -------------
                                             2010           2009             2010             2009            2010            2009
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   149,344    $   189,586    $  (1,345,055)   $    (790,112)   $    (33,033)   $    (34,337)
  Net realized gains (losses)              84,828         78,507       (9,343,310)     (16,708,345)        (20,001)       (129,793)
  Change in unrealized gains
     (losses) on investments               25,839        114,010       46,170,351       82,793,336         401,913         818,618
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    260,011        382,103       35,481,986       65,294,879         348,879         654,488
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  60,255         27,127        9,051,278        8,923,870          76,315          37,546
  Net transfers (including
     fixed account)                       279,407        (97,347)      (4,642,818)        (716,148)        (70,924)        (52,568)
  Contract charges                         (1,723)        (2,004)        (108,165)        (120,314)           (329)           (821)
  Transfers for contract benefits
     and terminations                  (1,262,143)    (1,661,665)     (32,813,557)     (20,640,415)       (551,681)       (170,595)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (924,204)    (1,733,889)     (28,513,262)     (12,553,007)       (546,619)       (186,438)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                     (664,193)    (1,351,786)       6,968,724       52,741,872        (197,740)        468,050
NET ASSETS:
  Beginning of year                     6,311,542      7,663,328      257,127,712      204,385,840       2,578,968       2,110,918
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
  End of year                       $   5,647,349    $ 6,311,542    $ 264,096,436    $ 257,127,712    $  2,381,228    $  2,578,968
                                    ================ ============== ================ ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                          FTVIPT FRANKLIN INCOME
      FIDELITY VIP EQUITY-INCOME        FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP                    SECURITIES
                      SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
----------------------------------- ------------------------------- --------------------------------- -----------------------------
           2010             2009            2010            2009             2010             2009            2010          2009
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
  $   1,179,009    $   2,261,962    $  1,802,923    $  1,919,395    $  (4,341,387)   $  (2,749,317)   $  2,074,598    $1,994,625
     (9,599,328)     (10,652,547)       (936,703)     (1,567,583)       1,199,869      (11,541,600)       (489,543)   (1,539,514)
     37,415,691       62,113,756       2,664,156       9,420,622       78,337,317       96,991,411       3,049,873     9,278,014
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     28,995,372       53,723,171       3,530,376       9,772,434       75,195,799       82,700,494       4,634,928     9,733,125
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
      9,274,991       10,893,760         672,972       1,168,468       12,046,193       11,429,630         110,583       122,335
     (6,948,273)      (6,636,933)     (1,065,600)       (154,405)      (1,759,264)      (4,886,037)      9,575,080    10,654,161
       (206,359)        (221,912)        (25,380)        (27,334)        (136,971)        (139,312)         (8,693)       (6,415)
    (33,839,062)     (17,175,039)     (5,779,988)     (3,059,687)     (37,193,377)     (22,453,024)     (7,410,756)   (3,829,278)
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
    (31,718,703)     (13,140,124)     (6,197,996)     (2,072,958)     (27,043,419)     (16,048,743)      2,266,214     6,940,803
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     (2,723,331)      40,583,047      (2,667,620)      7,699,476       48,152,380       66,651,751       6,901,142    16,673,928
    240,102,941      199,519,894      31,480,724      23,781,248      298,753,019      232,101,268      41,814,022    25,140,094
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
$   237,379,610    $ 240,102,941    $ 28,813,104    $ 31,480,724    $ 346,905,399    $ 298,753,019    $ 48,715,164    $41,814,022
================== ================ =============== =============== ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                            FTVIPT FRANKLIN RISING  FTVIPT FRANKLIN SMALL-MID CAP
                                              DIVIDENDS SECURITIES              GROWTH SECURITIES  FTVIPT MUTUAL SHARES SECURITIES
                                                        SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ------------------------------ --------------------------------
                                              2010            2009          2010             2009          2010               2009
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (75,452)   $    (96,356) $   (767,521)   $    (666,739) $    (52,010)      $    122,795
  Net realized gains (losses)              (31,739)     (1,416,329)     (262,490)      (2,917,638)   (1,236,788)        (3,008,444)
  Change in unrealized gains
     (losses) on investments             3,803,693       4,327,402    10,869,222       16,747,645     5,408,439         12,517,371
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,696,502       2,814,717     9,839,211       13,163,268     4,119,641          9,631,722
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   51,957         114,740       410,085          493,680       197,889            181,390
  Net transfers (including
     fixed account)                         75,355      (1,057,711)   (2,495,182)       1,140,202      (797,152)           193,954
  Contract charges                          (8,410)         (9,196)      (16,997)         (18,154)      (18,697)           (20,435)
  Transfers for contract benefits
     and terminations                   (2,181,030)     (1,985,005)   (5,680,195)      (3,163,976)   (6,736,973)        (5,103,719)
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (2,062,128)     (2,937,172)   (7,782,289)      (1,548,248)   (7,354,933)        (4,748,810)
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                     1,634,374        (122,455)    2,056,922       11,615,020    (3,235,292)         4,882,912
NET ASSETS:
  Beginning of year                     21,564,888      21,687,343    44,113,405       32,498,385    50,121,663         45,238,751
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
  End of year                       $   23,199,262    $ 21,564,888  $ 46,170,327    $  44,113,405  $ 46,886,371       $ 50,121,663
                                    ================= ============= =============== ============== =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   FTVIPT TEMPLETON DEVELOPING          FTVIPT TEMPLETON FOREIGN         FTVIPT TEMPLETON GROWTH
            MARKETS SECURITIES                        SECURITIES                     SECURITIES     INVESCO V.I. DIVIDEND GROWTH
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- -------------------------------
          2010            2009             2010             2009            2010            2009           2010             2009
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
   $   119,566    $    630,060    $     116,444    $   1,984,994    $    (71,685)   $    413,275    $   (12,149)   $      (8,245)
      (589,746)     (1,809,059)      (1,627,120)      (1,536,102)     (1,309,781)     (2,348,467)       (10,784)         (41,581)
     5,062,261      13,249,671        9,126,821       38,123,807       2,692,161       8,945,989        182,488          498,780
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     4,592,081      12,070,672        7,616,145       38,572,699       1,310,695       7,010,797        159,555          448,954
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     1,862,750       1,963,269        1,977,952        1,930,577          38,179         135,958         10,000              200
      (961,536)      2,242,506       (2,529,871)      (4,329,483)       (702,868)       (229,946)       (39,550)         147,897
       (18,524)        (18,675)         (35,176)         (41,237)        (12,926)        (15,114)          (224)            (257)
    (2,619,177)     (1,763,389)     (17,443,287)     (13,483,049)     (3,859,761)     (2,712,248)      (379,840)        (301,578)
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
    (1,736,487)      2,423,711      (18,030,382)     (15,923,192)     (4,537,376)     (2,821,350)      (409,614)        (153,738)
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     2,855,594      14,494,383      (10,414,237)      22,649,507      (3,226,681)      4,189,447       (250,059)         295,216
    31,239,521      16,745,138      144,240,071      121,590,564      30,735,098      26,545,651      2,276,427        1,981,211
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
$   34,095,115    $ 31,239,521    $ 133,825,834    $ 144,240,071    $ 27,508,417    $ 30,735,098    $ 2,026,368    $   2,276,427
================= =============== ================ ================ =============== =============== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                     INVESCO V.I. VAN KAMPEN
                                      INVESCO V.I. S&P 500 INDEX        INVESCO V.I. UTILITIES                CAPITAL GROWTH
                                                      SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- ----------------------------- -----------------------------
                                             2010           2009           2010           2009            2010          2009
                                    ---------------- -------------- -------------- -------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (25,000)   $    30,080    $    41,804    $    69,771    $  (271,143)    $  (241,299)
  Net realized gains (losses)             (14,696)      (110,424)      (145,542)      (276,951)        301,473       (776,417)
  Change in unrealized gains
     (losses) on investments              857,398      1,433,544        196,988        504,389       2,322,098      7,384,771
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    817,702      1,353,200         93,250        297,209       2,352,428      6,367,055
                                    ---------------- -------------- -------------- -------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  60,311         27,898          5,440         11,514           4,917         13,943
  Net transfers (including
     fixed account)                      (208,025)       209,799        (79,196)      (274,674)       (710,156)      (403,716)
  Contract charges                           (932)        (1,040)          (796)          (935)         (4,588)        (5,062)
  Transfers for contract benefits
     and terminations                    (356,458)      (196,050)      (394,411)      (322,570)     (2,221,200)    (1,278,462)
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (505,104)        40,607       (468,963)      (586,665)     (2,931,027)    (1,673,297)
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets                      312,598      1,393,807       (375,713)      (289,456)       (578,599)     4,693,758
NET ASSETS:
  Beginning of year                     7,067,118      5,673,311      2,716,233      3,005,689      15,653,524     10,959,766
                                    ---------------- -------------- -------------- -------------- --------------- -------------
  End of year                       $   7,379,716    $ 7,067,118    $ 2,340,520    $ 2,716,233    $ 15,074,925    $15,653,524
                                    ================ ============== ============== ============== =============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

         INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN           INVESCO V.I. VAN KAMPEN
               EQUITY AND INCOME                    GOVERNMENT                 GROWTH AND INCOME    INVESCO V.I. VAN KAMPEN VALUE
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- ------------------------------
           2010             2009          2010            2009             2010             2009            2010             2009
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
    $   490,211    $   1,557,654  $   (448,415)   $  1,502,603    $  (2,043,580)   $   2,572,645    $    (15,168)   $     177,681
        279,311       (5,413,388)     (122,264)       (284,663)        (395,317)      (6,266,645)       (778,087)      (1,851,398)
     12,898,906       28,392,647     1,508,583      (1,508,004)      14,938,113       29,356,135       2,062,178        4,160,466
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
     13,668,428       24,536,913       937,904        (290,064)      12,499,216       25,662,135       1,268,923        2,486,749
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
        634,758          486,817        40,327          32,415          396,616          466,185              60               10
        315,946       (3,462,561)    1,717,907       2,404,293       (1,862,736)      (4,108,032)       (205,895)        (296,311)
        (50,156)         (54,617)       (5,155)         (6,351)         (60,861)         (70,142)         (2,498)          (2,996)
    (17,253,123)     (16,085,834)   (5,932,756)     (7,128,617)     (21,817,902)     (17,834,557)     (1,635,459)      (1,813,078)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
    (16,352,575)     (19,116,195)   (4,179,677)     (4,698,260)     (23,344,883)     (21,546,546)     (1,843,792)      (2,112,375)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
     (2,684,147)       5,420,718    (3,241,773)     (4,988,324)     (10,845,667)       4,115,589        (574,869)         374,374
    148,131,048      142,710,330    30,860,900      35,849,224      141,710,332      137,594,743      10,792,318       10,417,944
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
$   145,446,901    $ 148,131,048  $ 27,619,127    $ 30,860,900    $ 130,864,665    $ 141,710,332    $ 10,217,449    $  10,792,318
================== ============== =============== =============== ================ ================ =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                            JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL TECHNOLOGY          JANUS ASPEN OVERSEAS
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    --------------------------------- -------------- ----------------- ----------------------------
                                              2010            2009           2010              2009            2010          2009
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (254,074)   $   (237,418)   $  (123,391)   $     (101,616)   $   (642,053)   $  (574,081)
  Net realized gains (losses)              258,482        (724,584)       181,469          (244,032)      1,861,041      1,013,290
  Change in unrealized gains
     (losses) on investments             3,508,107       6,330,570      1,396,758         2,947,239      16,334,161     33,888,245
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,512,515       5,368,568      1,454,836         2,601,591      17,553,149     34,327,454
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  278,120         374,347         49,294            13,205       4,585,655      4,554,697
  Net transfers (including
     fixed account)                       (621,135)       (724,842)       231,422           485,712      (1,781,746)       691,509
  Contract charges                          (4,402)         (5,404)        (3,385)           (3,683)        (54,064)       (54,179)
  Transfers for contract benefits
     and terminations                   (2,734,299)     (1,764,183)      (995,673)         (655,431)     (8,224,948)    (5,509,534)
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (3,081,716)     (2,120,082)      (718,342)         (160,197)     (5,475,103)      (317,507)
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets                       430,799       3,248,486        736,494         2,441,394      12,078,046     34,009,947
NET ASSETS:
  Beginning of year                     17,035,938      13,787,452      7,376,909         4,935,515      79,311,843     45,301,896
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
  End of year                       $   17,466,737    $ 17,035,938    $ 8,113,403    $    7,376,909    $ 91,389,889    $79,311,843
                                    ================= =============== ============== ================= =============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                   LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
       JANUS ASPEN WORLDWIDE                 AGGRESSIVE GROWTH                      APPRECIATION                         CAPITAL
                  SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
---------------- -------------- --------------------------------- --------------------------------- -------------------------------
         2010           2009             2010             2009             2010             2009             2010           2009
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
  $    (1,282)   $     6,345    $  (6,928,070)   $  (7,051,093)   $    (334,010)   $   2,090,272    $  (1,176,713)   $ (1,344,358)
        1,309        (75,022)       6,702,148      (17,861,687)      (3,121,686)     (30,028,463)      (6,452,833)    (12,702,092)
      148,399        381,968       98,338,740      149,132,490       47,745,051      106,224,694       17,320,180      46,179,122
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
      148,426        313,291       98,112,818      124,219,710       44,289,355       78,286,503        9,690,634      32,132,672
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
      113,232        121,118        4,376,295        5,542,412        2,519,840        2,600,191            6,908           8,676
        1,668        (79,484)     (23,295,488)     (20,163,235)      (5,316,150)     (11,998,752)      (2,944,584)     (6,336,360)
          (27)          (193)        (333,658)        (371,456)        (305,519)        (342,983)         (32,181)        (35,240)
     (271,965)      (206,698)     (67,160,753)     (51,924,996)     (64,837,341)     (58,044,381)     (13,053,103)    (10,767,950)
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
     (157,092)      (165,257)     (86,413,604)     (66,917,275)     (67,939,170)     (67,785,925)     (16,022,960)    (17,130,874)
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
       (8,666)       148,034       11,699,214       57,302,435      (23,649,815)      10,500,578       (6,332,326)     15,001,798
    1,081,304        933,270      486,236,715      428,934,280      463,631,605      453,131,027      110,062,798      95,061,000
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
$   1,072,638    $ 1,081,304    $ 497,935,929    $ 486,236,715    $ 439,981,790    $ 463,631,605    $ 103,730,472    $110,062,798
================ ============== ================ ================ ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY             EQUITY INCOME BUILDER     FUNDAMENTAL ALL CAP VALUE
                                                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
-                                    --------------------------------- ------------------------------- -----------------------------
                                              2010            2009             2010             2009           2010           2009
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   415,326    $    139,711    $   2,352,892    $   1,602,729  $     377,499    $ (1,084,649)
  Net realized gains (losses)             (952,727)     (2,302,035)      (7,969,898)     (14,524,548)   (11,642,764)    (34,264,282)
  Change in unrealized gains
     (losses) on investments             3,962,276       8,948,351       17,833,567       36,785,072     74,789,279     144,706,434
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,424,875       6,786,027       12,216,561       23,863,253     63,524,014     109,357,503
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  164,629         219,993          548,275          768,503      4,198,098       5,068,079
  Net transfers (including
     fixed account)                       (360,434)       (933,717)      (2,773,703)      (5,254,861)   (14,791,603)    (20,340,485)
  Contract charges                         (31,487)        (35,116)         (43,461)         (47,584)      (250,114)       (295,178)
  Transfers for contract benefits
     and terminations                   (7,204,110)     (4,884,975)     (16,535,047)     (13,628,806)   (69,064,385)    (56,687,701)
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (7,431,402)     (5,633,815)     (18,803,936)     (18,162,748)   (79,908,004)    (72,255,285)
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                    (4,006,527)      1,152,212       (6,587,375)       5,700,505    (16,383,990)     37,102,218
NET ASSETS:
  Beginning of year                     39,911,756      38,759,544      137,170,481      131,469,976    494,512,064     457,409,846
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
  End of year                       $   35,905,229    $ 39,911,756    $ 130,583,106    $ 137,170,481  $ 478,128,074    $494,512,064
                                    ================= =============== ================ ============== ================ =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                LARGE CAP GROWTH                   LARGE CAP VALUE                     MID CAP CORE               SMALL CAP GROWTH
                      SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
----------------------------------- --------------------------------- -------------------------------- -----------------------------
           2010             2009             2010             2009             2010            2009             2010          2009
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
$    (1,910,433)   $  (1,701,740)   $   2,307,149    $     685,081    $  (1,008,291)   $   (712,816)   $  (1,101,010)    $ (983,278)
      1,335,252       (4,162,966)      (7,356,198)     (14,240,352)      (1,361,702)     (4,817,934)        (608,442)    (4,191,230)
      9,765,605       47,784,748       16,477,195       46,249,821       13,365,732      22,148,353       15,605,574     25,432,378
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
      9,190,424       41,920,042       11,428,146       32,694,550       10,995,739      16,617,603       13,896,122     20,257,870
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
      1,002,807          969,736        1,545,647        1,516,788          153,503         181,097          894,313        972,776
     (4,356,786)      (5,377,553)      (4,028,645)      (5,165,234)      (2,625,336)     (2,694,717)      (2,245,630)      (254,063)
        (53,388)         (63,731)         (98,153)        (113,847)         (28,181)        (32,020)         (27,674)       (30,235)
    (18,730,342)     (15,160,894)     (24,793,828)     (22,376,338)     (10,185,291)     (6,750,987)      (9,501,235)    (6,371,456)
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
    (22,137,709)     (19,632,442)     (27,374,979)     (26,138,631)     (12,685,305)     (9,296,627)     (10,880,226)    (5,682,978)
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
    (12,947,285)      22,287,600      (15,946,833)       6,555,919       (1,689,566)      7,320,976        3,015,896     14,574,892
    137,942,475      115,654,875      172,680,085      166,124,166       62,841,873      55,520,897       68,494,048     53,919,156
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
$   124,995,190    $ 137,942,475    $ 156,733,252    $ 172,680,085    $  61,152,307    $ 62,841,873    $  71,509,944    $68,494,048
================== ================ ================ ================ ================ =============== ================ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                      LMPVET GLOBAL CURRENTS VARIABLE  LMPVET INVESTMENT COUNSEL VARIABLE LMPVET VARIABLE LIFESTYLE
                                    INTERNATIONAL ALL CAP OPPORTUNITY                 SOCIAL AWARENESS               ALLOCATION 50%
                                                           SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                    ---------------------------------- -------------------------------- ----------------------------
                                              2010               2009          2010             2009            2010      2009
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  137,214    $      (124,738) $    (12,987)   $     102,706    $  1,397,959   $  3,307,936
  Net realized gains (losses)           (9,747,311)       (12,308,346)     (536,891)      (1,676,548)       (901,195)    (6,644,148)
  Change in unrealized gains
     (losses) on investments            10,484,449         28,306,410     5,831,936       11,411,988      11,231,101     28,756,003
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
        in net assets resulting
        from operations                     874,352         15,873,326     5,282,058        9,838,146      11,727,865    25,419,791
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received

     from contract owners                  744,285          1,013,444     1,365,670        1,664,098         238,219        421,353
  Net transfers (including
     fixed account)                     (1,158,180)        (1,310,696)   (1,562,165)      (1,318,402)       (394,464)    (2,074,026)
  Contract charges                         (55,182)           (67,770)      (46,701)         (53,521)        (63,118)       (71,612)
  Transfers for contract benefits
     and terminations                   (9,746,113)        (8,020,793)   (7,589,733)      (4,566,254)    (17,766,884)   (17,826,389)
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (10,215,190)        (8,385,815)   (7,832,929)      (4,274,079)    (17,986,247)   (19,550,674)
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                    (9,340,838)         7,487,511    (2,550,871)       5,564,067      (6,258,382)     5,869,117
NET ASSETS:
  Beginning of year                     72,976,986         65,489,475    55,656,183       50,092,116     104,008,687     98,139,570
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
  End of year                       $   63,636,148    $    72,976,986  $ 53,105,312    $  55,656,183    $ 97,750,305   $104,008,687
                                    ================= ================ =============== ================ ============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE
                ALLOCATION 70%                  ALLOCATION 85%           ADJUSTABLE RATE INCOME            DIVERSIFIED STRATEGIC
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                INCOME SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- --------------------------------
          2010            2009            2010            2009            2010             2009            2010             2009
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
   $   330,323    $  1,055,046    $     47,580    $    273,649    $   (130,717)   $       1,689    $    624,906    $    1,187,313
    (1,479,910)     (3,894,622)     (1,085,412)     (2,712,191)       (427,547)      (1,237,717)       (594,467)       (1,650,498)
     7,924,246      16,767,233       5,281,628      10,599,302       1,781,177        3,615,554       3,137,491         6,040,840
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
     6,774,659      13,927,657       4,243,796       8,160,760       1,222,913        2,379,526       3,167,930         5,577,655
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
       263,650         404,966         211,257         223,317         260,560          146,166             210            31,283
      (319,430)       (878,539)       (255,067)       (918,880)        916,175          509,089        (712,841)       (1,415,849)
       (57,782)        (64,159)        (43,759)        (47,938)         (4,362)          (4,710)         (7,968)           (9,247)
    (8,594,849)     (7,039,118)     (4,666,357)     (3,591,201)     (2,646,477)      (2,419,377)     (5,436,444)       (4,505,429)
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
    (8,708,411)     (7,576,850)     (4,753,926)     (4,334,702)     (1,474,104)      (1,768,832)     (6,157,043)       (5,899,242)
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
    (1,933,752)      6,350,807        (510,130)      3,826,058        (251,191)         610,694      (2,989,113)         (321,587)
    57,089,042      50,738,235      34,156,185      30,330,127      17,529,423       16,918,729      34,599,462        34,921,049
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
$   55,155,290    $ 57,089,042    $ 33,646,055    $ 34,156,185    $ 17,278,232    $  17,529,423    $ 31,610,349    $   34,599,462
================= =============== =============== =============== =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                     LMPVIT WESTERN ASSET VARIABLE   LMPVIT WESTERN ASSET VARIABLE  LMPVIT WESTERN ASSET VARIABLE
                                            GLOBAL HIGH YIELD BOND                     HIGH INCOME                 STRATEGIC BOND
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    ------------------------------- ------------------------------- ------------------------------
                                              2010            2009           2010             2009          2010             2009
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   929,218    $  1,101,593  $  11,141,132    $  12,878,981  $    287,638    $     859,256
  Net realized gains (losses)             (121,557)     (1,124,277)    (4,651,900)     (13,761,983)     (445,182)      (1,100,885)
  Change in unrealized gains
     (losses) on investments               942,982       5,223,839     13,775,758       60,394,730     3,374,733        5,935,050
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   1,750,643       5,201,155     20,264,990       59,511,728     3,217,189        5,693,421
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   11,095          17,424        474,062          492,931         6,190            7,220
  Net transfers (including
     fixed account)                        390,681       1,163,720     (4,148,966)      (6,744,472)    2,364,797        2,613,984
  Contract charges                          (2,352)         (2,558)       (57,339)         (61,218)       (4,323)          (4,939)
  Transfers for contract benefits
     and terminations                   (2,862,068)     (1,935,342)   (23,000,102)     (17,104,190)   (6,102,616)      (4,288,148)
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (2,462,644)       (756,756)   (26,732,345)     (23,416,949)   (3,735,952)      (1,671,883)
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets                      (712,001)      4,444,399     (6,467,355)      36,094,779      (518,763)       4,021,538
NET ASSETS:
  Beginning of year                     14,895,212      10,450,813    151,238,219      115,143,440    34,243,010       30,221,472
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
  End of year                       $   14,183,211    $ 14,895,212  $ 144,770,864    $ 151,238,219  $ 33,724,247    $  34,243,010
                                    ================= ============= ================ ============== =============== ==============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN FUNDS BALANCED    MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE    MIST BATTERYMARCH GROWTH AND
                  ALLOCATION                    ALLOCATION                      ALLOCATION                          INCOME
                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- ----------------------------- ------------------------------- -------------------------------
         2010           2009           2010           2009           2010             2009             2010           2009
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
$          71    $    (3,537)   $    (3,505)   $    (2,701)   $     5,359    $      (1,999)   $     660,981    $  2,451,214
       25,946         (2,084)         8,068         (3,419)         9,709              257      (10,240,101)    (16,872,998)
      154,922        160,261        185,024        142,000         78,407           60,785       39,348,882      58,842,052
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
      180,939        154,640        189,587        135,880         93,475           59,043       29,769,762      44,420,268
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
      367,631        320,557        569,143        304,211        464,242          154,163        3,929,658       4,446,298
    1,052,767        197,687      1,031,506        100,506        301,312          325,211       (4,140,078)     (6,613,857)
          (69)          (224)           (14)          (203)           (90)            (338)        (205,869)       (223,627)
     (311,891)       (31,577)      (309,164)       (38,467)      (266,172)          (8,618)     (24,370,710)    (19,408,271)
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
    1,108,438        486,443      1,291,471        366,047        499,292          470,418      (24,786,999)    (21,799,457)
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
    1,289,377        641,083      1,481,058        501,927        592,767          529,461        4,982,763      22,620,811
      966,059        324,976        733,008        231,081        628,194           98,733      261,765,961     239,145,150
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
$   2,255,436    $   966,059    $ 2,214,066    $   733,008    $ 1,220,961    $     628,194    $ 266,748,724    $261,765,961
================ ============== ============== ============== ============== ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                         MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE
                                                        SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ------------------------------ --------------------------------
                                               2010           2009          2010             2009          2010               2009
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   5,239,599  $   3,942,494  $   (178,625)   $     (68,789) $  5,638,516    $     1,357,013
  Net realized gains (losses)               901,510     (3,320,122)   (3,506,436)      (5,945,472)   (8,036,890)       (12,691,428)
  Change in unrealized gains
     (losses) on investments             10,530,966     33,546,583     9,129,288       14,317,076    13,628,349         33,247,888
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   16,672,075     34,168,955     5,444,227        8,302,815    11,229,975         21,913,473
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 2,877,045      2,835,110       375,376          588,063     2,153,434          3,165,013
  Net transfers (including
     fixed account)                      43,310,938      2,735,589       418,365         (220,275)      523,474           (504,030)
  Contract charges                          (61,010)       (50,803)      (47,566)         (53,613)      (35,012)           (39,919)
  Transfers for contract benefits
     and terminations                   (18,444,043)   (11,868,622)   (7,823,994)      (6,306,936)  (11,668,216)        (8,466,907)
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             27,682,930     (6,348,726)   (7,077,819)      (5,992,761)   (9,026,320)        (5,845,843)
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                     44,355,005     27,820,229    (1,633,592)       2,310,054     2,203,655         16,067,630
NET ASSETS:
  Beginning of year                     105,877,776     78,057,547    56,574,643       54,264,589    84,648,075         68,580,445
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
  End of year                       $   150,232,781  $ 105,877,776  $ 54,941,051    $  56,574,643  $ 86,851,730    $    84,648,075
                                    ================ ============== =============== ============== =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                           MIST HARRIS OAKMARK
   MIST DREMAN SMALL CAP VALUE                   INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH                MIST JANUS FORTY
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- --------------- ---------------- -------------------------------
          2010            2009            2010            2009            2010             2009             2010           2009
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
 $    (115,184)   $    (88,882)   $    397,129    $  4,682,379    $   (198,696)   $    (111,953)   $   3,377,101    $ (6,405,206)
       312,797        (912,364)     (4,180,346)    (10,091,158)          7,435         (704,842)     (16,861,264)    (19,418,471)
     2,143,925       3,949,380      15,582,634      36,479,104       2,462,245        2,705,257       54,896,156     209,631,483
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
     2,341,538       2,948,134      11,799,417      31,070,325       2,270,984        1,888,462       41,411,993     183,807,806
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
       405,792         442,189       1,183,833       1,113,251         236,824          224,001       18,850,981      21,551,964
     1,475,432         705,191       3,722,593      (1,017,156)      4,174,371        1,005,814      (15,447,126)       (426,999)
        (4,229)         (4,125)        (23,467)        (26,663)         (3,394)          (2,760)        (476,293)       (529,803)
    (1,952,307)     (1,232,508)    (13,797,409)     (7,306,904)     (1,459,461)        (509,413)     (98,948,271)    (42,839,362)
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
       (75,312)        (89,253)     (8,914,450)     (7,237,472)      2,948,340          717,642      (96,020,709)    (22,244,200)
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
     2,266,226       2,858,881       2,884,967      23,832,853       5,219,324        2,606,104      (54,608,716)    161,563,606
    13,676,299      10,817,418      86,620,909      62,788,056       8,271,522        5,665,418      617,906,720     456,343,114
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
$   15,942,525    $ 13,676,299    $ 89,505,876    $ 86,620,909    $ 13,490,846    $   8,271,522    $ 563,298,004    $617,906,720
================= =============== =============== =============== =============== ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                      MIST LEGG MASON CLEARBRIDGE
                                               MIST LAZARD MID CAP              AGGRESSIVE GROWTH    MIST LEGG MASON VALUE EQUITY
                                                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    --------------------------------- ------------------------------ -------------------------------
                                              2010            2009          2010             2009           2010             2009
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (313,922)   $    (39,120)   $   (1,126)   $        (556)   $     8,731    $      (7,487)
  Net realized gains (losses)           (1,295,722)     (5,453,218)       19,968           11,965       (322,395)      (1,301,245)
  Change in unrealized gains
     (losses) on investments            18,900,946      29,578,070          (313)          35,410        473,865        2,481,916
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  17,291,302      24,085,732        18,529           46,819        160,201        1,173,184
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,285,313       2,613,232        22,034           32,362         43,089           37,584
  Net transfers (including
     fixed account)                     (1,129,791)     (1,741,861)      266,593           13,680        (81,943)         186,327
  Contract charges                         (43,961)        (51,613)           --              (29)          (502)            (603)
  Transfers for contract benefits
     and terminations                  (14,478,164)     (7,477,909)     (251,037)          (6,822)      (544,980)      (1,450,175)
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (13,366,603)     (6,658,151)       37,590           39,191       (584,336)      (1,226,867)
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                     3,924,699      17,427,581        56,119           86,010       (424,135)         (53,683)
NET ASSETS:
  Beginning of year                     90,411,267      72,983,686       138,656           52,646      4,295,464        4,349,147
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
  End of year                       $   94,335,966    $ 90,411,267    $  194,775    $     138,656    $ 3,871,329    $   4,295,464
                                    ================= =============== ============= ================ ============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND       MIST LORD ABBETT GROWTH AND
                         MARKETS                     DEBENTURE                            INCOME    MIST LORD ABBETT MID CAP VALUE
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- -------------------------------
           2010             2009          2010            2009             2010             2009            2010              2009
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
  $   3,681,019    $   1,720,677  $  3,389,576    $  3,916,408    $  (1,079,597)   $     574,143    $   (724,700)   $      130,939
     (1,563,612)      (5,651,441)      954,869      (1,636,650)      (9,512,542)     (15,335,665)     (5,567,525)       (8,459,967)
     28,673,404       51,705,781     3,147,896      16,963,593       30,874,618       36,121,241      18,071,963        19,719,017
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
     30,790,811       47,775,017     7,492,341      19,243,351       20,282,479       21,359,719      11,779,738        11,389,989
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
      4,804,771        5,841,713       625,765         452,683        1,427,815        1,651,942         464,080           358,828
     (4,327,163)      (4,332,251)    1,611,635       2,278,449       (3,624,085)      (2,622,078)     (1,771,771)       (1,779,563)
       (124,043)        (129,077)      (21,004)        (22,052)         (41,598)         (48,861)        (12,756)          (15,016)
    (28,074,301)     (12,276,292)  (10,695,975)     (9,591,221)     (19,772,310)     (15,460,342)     (8,217,077)       (5,007,118)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
    (27,720,736)     (10,895,907)   (8,479,579)     (6,882,141)     (22,010,178)     (16,479,339)     (9,537,524)       (6,442,869)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
      3,070,075       36,879,110      (987,238)     12,361,210       (1,727,699)       4,880,380       2,242,214         4,947,120
    166,789,133      129,910,023    70,758,842      58,397,632      149,934,901      145,054,521      56,795,766        51,848,646
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
$   169,859,208    $ 166,789,133  $ 69,771,604    $ 70,758,842    $ 148,207,202    $ 149,934,901    $ 59,037,980    $   56,795,766
================== ============== =============== =============== ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                        MIST MET/                                        MIST MET/
                                      EATON VANCE                                        TEMPLETON
                                    FLOATING RATE    MIST MET/FRANKLIN MUTUAL SHARES        GROWTH  MIST METLIFE BALANCED STRATEGY
                                       SUBACCOUNT            SUBACCOUNT                 SUBACCOUNT                      SUBACCOUNT
                                    ---------------- -------------------------------- ------------- --------------------------------
                                          2010 (b)             2010          2009          2010 (b)         2010           2009 (c)
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $    (3,899)     $  (11,060)     $  (6,635)    $   (444,404) $     40,623    $      (301,342)
  Net realized gains (losses)                  965          19,234            838         (108,183)      726,119            237,772
  Change in unrealized gains
     (losses) on investments                19,386          43,651         85,427        2,086,882     1,822,350          4,710,288
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                      16,452          51,825         79,630        1,534,295     2,589,092          4,646,718
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                       --              --          1,230           51,069       186,086             27,807
  Net transfers (including
     fixed account)                        741,948         242,056        214,583       37,694,044      (127,653)        20,779,948
  Contract charges                             (43)            (80)           (35)         (10,934)       (6,799)            (7,434)
  Transfers for contract benefits
     and terminations                      (33,283)        (78,162)       (19,501)      (2,673,567)   (2,397,193)        (1,181,757)
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions               708,622         163,814        196,277       35,060,612    (2,345,559)        19,618,564
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets                       725,074         215,639        275,907       36,594,907       243,533         24,265,282
NET ASSETS:
  Beginning of year                             --         530,058        254,151               --    24,265,282                 --
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
  End of year                          $   725,074      $  745,697      $ 530,058     $ 36,594,907  $ 24,508,815    $    24,265,282
                                    ================ ================== ============= ============= =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                       MIST MFS EMERGING MARKETS
  MIST METLIFE GROWTH STRATEGY  MIST METLIFE MODERATE STRATEGY                            EQUITY    MIST MFS RESEARCH INTERNATIONAL
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                         SUBACCOUNT
------------------------------- --------------------------------- --------------------------------- ------------------------------
          2010         2009 (c)         2010           2009 (c)            2010             2009            2010           2009
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
  $    (48,971)   $   (287,582) $     76,287    $     (183,314)   $    (719,407)   $      (9,356)   $     20,862    $ 1,013,029
     1,116,501         251,517       371,000           179,733         (753,108)      (9,293,010)     (6,143,246)   (10,563,967)
     1,639,449       5,018,238     1,067,659         2,565,637       21,914,501       51,948,455      12,019,334     27,743,824
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
     2,706,979       4,982,173     1,514,946         2,562,056       20,441,986       42,646,089       5,896,950     18,192,886
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
        34,397          38,042       388,032           229,967          683,797          344,509         956,246      1,173,880
    (1,418,788)     19,240,050       862,313        12,075,665          804,832        2,379,869      (2,373,941)    (1,790,513)
        (6,654)         (7,208)       (4,724)           (5,082)         (21,605)         (23,252)        (20,945)       (25,292)
    (2,368,445)       (902,598)     (910,419)         (444,565)     (14,615,915)      (8,374,122)    (10,571,750)    (7,634,744)
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
    (3,759,490)     18,368,286       335,202        11,855,985      (13,148,891)      (5,672,996)    (12,010,390)    (8,276,669)
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
    (1,052,511)     23,350,459     1,850,148        14,418,041        7,293,095       36,973,093      (6,113,440)     9,916,217
    23,350,459              --    14,418,041                --      106,330,059       69,356,966      77,964,871     68,048,654
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
$   22,297,948    $ 23,350,459  $ 16,268,189    $   14,418,041    $ 113,623,154    $ 106,330,059    $ 71,851,431    $77,964,871
================= ============= =============== ================= ================ ================ =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       MIST MORGAN STANLEY MID CAP        MIST OPPENHEIMER CAPITAL  MIST PIMCO INFLATION PROTECTED
                                                            GROWTH                    APPRECIATION                            BOND
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                              2010            2009           2010             2009           2010             2009
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (290,531)   $   (276,970) $  (1,880,608)   $  (3,650,583) $     910,990    $   1,944,386
  Net realized gains (losses)              179,082      (1,381,216)   (14,461,639)     (15,735,907)     4,490,855          (65,519)
  Change in unrealized gains
     (losses) on investments             4,588,606       8,351,445     39,193,512      125,727,403      1,161,769       12,384,689
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,477,157       6,693,259     22,851,265      106,340,913      6,563,614       14,263,556
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   74,419          59,236      9,960,991       11,807,411      2,299,177        1,973,077
  Net transfers (including
     fixed account)                     (1,963,930)        399,825    (12,052,204)      (5,621,823)    10,623,977       11,450,930
  Contract charges                          (3,188)         (3,622)      (298,027)        (331,667)       (29,860)         (29,677)
  Transfers for contract benefits
     and terminations                   (2,453,671)     (1,861,341)   (47,208,645)     (22,675,479)   (14,085,206)     (12,545,627)
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (4,346,370)     (1,405,902)   (49,597,885)     (16,821,558)    (1,191,912)         848,703
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets                       130,787       5,287,357    (26,746,620)      89,519,355      5,371,702       15,112,259
NET ASSETS:
  Beginning of year                     17,892,218      12,604,861    351,416,197      261,896,842    104,939,462       89,827,203
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
  End of year                       $   18,023,005    $ 17,892,218  $ 324,669,577    $ 351,416,197  $ 110,311,164    $ 104,939,462
                                    ================= ============= ================ ============== ================ ==============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                        MIST RCM
         MIST PIMCO TOTAL RETURN               MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME    TECHNOLOGY
                      SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT    SUBACCOUNT
----------------------------------- ------------------------------- --------------------------------- -------------
           2010             2009            2010            2009             2010             2009       2010 (b)
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
  $   8,752,020    $  (3,435,834)   $   (207,203)   $   (139,756)   $   9,012,715    $   5,733,211    $   (31,536)
     13,725,544        3,482,044         836,067        (620,443)       6,147,021         (188,988)         1,028
      5,170,879       46,874,754       5,715,899      10,674,334       10,241,708       50,068,119        473,487
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     27,648,443       46,920,964       6,344,763       9,914,135       25,401,444       55,612,342        442,979
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     11,003,929        5,074,691         588,805         730,485        3,027,694        3,025,381          5,752
     33,073,781      417,280,463        (438,848)     23,026,848       24,677,941       60,557,349      2,391,202
       (105,334)        (109,662)        (26,577)        (30,183)         (70,927)         (73,100)          (801)
    (78,016,479)     (54,406,078)     (6,250,902)     (3,865,309)     (36,081,723)     (25,602,384)      (114,329)
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
    (34,044,103)     367,839,414      (6,127,522)     19,861,841       (8,447,015)      37,907,246      2,281,824
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     (6,395,660)     414,760,378         217,241      29,775,976       16,954,429       93,519,588      2,724,803
    437,011,528       22,251,150      48,615,076      18,839,100      249,602,835      156,083,247             --
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
$   430,615,868    $ 437,011,528    $ 48,832,317    $ 48,615,076    $ 266,557,264    $ 249,602,835    $ 2,724,803
================== ================ =============== =============== ================ ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                MIST SSGA GROWTH AND                                    MIST T. ROWE PRICE MID CAP
                                                          INCOME ETF              MIST SSGA GROWTH ETF                      GROWTH
                                                          SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                    ----------------------------------- ------------------------------- -------------- ------------
                                               2010             2009             2010             2009         2010           2009
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   141,485    $     992,384    $     410,715    $     876,544  $   (54,930)   $   (31,486)
  Net realized gains (losses)               394,694       (2,255,281)        (449,603)      (2,989,223)      72,787       (127,441)
  Change in unrealized gains
     (losses) on investments             12,093,535       24,831,651       17,863,262       34,332,000      657,273        748,484
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   12,629,714       23,568,754       17,824,374       32,219,321      675,130        589,557
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 5,192,124        5,625,107        7,347,800        9,285,810        7,824         71,177
  Net transfers (including
     fixed account)                      (2,409,553)      (4,402,096)      (6,506,021)      (6,955,257)     556,172        925,351
  Contract charges                         (180,803)        (195,538)        (219,040)        (236,972)        (520)          (505)
  Transfers for contract benefits
     and terminations                   (11,074,725)     (11,908,112)      (9,859,232)      (9,446,385)    (146,989)      (110,975)
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (8,472,957)     (10,880,639)      (9,236,493)      (7,352,804)     416,487        885,048
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets                      4,156,757       12,688,115        8,587,881       24,866,517    1,091,617      1,474,605
NET ASSETS:
  Beginning of year                     122,341,279      109,653,164      148,328,139      123,461,622    2,536,266      1,061,661
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
  End of year                       $   126,498,036    $ 122,341,279    $ 156,916,020    $ 148,328,139  $ 3,627,883    $ 2,536,266
                                    ================== ================ ================ ============== ============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                         MORGAN STANLEY CAPITAL
MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH          MIST VAN KAMPEN COMSTOCK                 OPPORTUNITIES
                       SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
------------------------------------ ----------------------------- --------------------------------- -----------------------------
           2010              2009           2010           2009             2010             2009             2010         2009
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
  $    (482,453)   $     (509,689)   $   (56,671)   $   (53,083)   $    (237,283)   $  (2,508,082)   $     (29,043)   $  (20,730)
     (6,045,410)      (10,222,037)      (105,862)      (363,716)      10,953,834        3,522,859           61,264        (3,174)
     30,878,171        40,735,191        729,192      1,412,188       15,994,272       55,307,087          271,030       526,176
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
     24,350,308        30,003,465        566,659        995,389       26,710,823       56,321,864          303,251       502,272
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
      4,481,255         5,154,111          7,976          9,364        1,614,932          897,453           18,000         1,200
     (5,742,267)       (5,074,616)      (474,037)       (14,949)      (6,194,380)     197,759,833           56,236        41,974
        (79,851)          (89,548)          (954)        (1,046)        (107,918)        (120,334)            (127)         (126)
    (17,121,282)      (12,549,405)      (372,095)      (201,507)     (33,718,819)     (18,470,317)        (142,618)      (70,086)
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
    (18,462,145)      (12,559,458)      (839,110)      (208,138)     (38,406,185)     180,066,635          (68,509)      (27,038)
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
      5,888,163        17,444,007       (272,451)       787,251      (11,695,362)     236,388,499          234,742       475,234
    149,634,615       132,190,608      3,118,333      2,331,082      237,036,843          648,344        1,228,624       753,390
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
$   155,522,778    $  149,634,615    $ 2,845,882    $ 3,118,333    $ 225,341,481    $ 237,036,843    $   1,463,366    $1,228,624
================== ================= ============== ============== ================ ================ ================ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                      MSF BARCLAYS CAPITAL AGGREGATE
                                                          BOND INDEX  MSF BLACKROCK AGGRESSIVE GROWTH     MSF BLACKROCK BOND INCOME
                                                          SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- ------------------------------- ------------------------------
                                             2010               2009           2010             2009           2010           2009
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 3,196,146    $     6,658,550  $  (1,652,049)   $  (1,460,494) $   7,336,367    $ 15,849,758
  Net realized gains (losses)             740,234            117,524        (59,363)      (5,561,733)     2,350,622      (1,318,378)
  Change in unrealized gains
     (losses) on investments            2,005,415         (1,818,067)    15,653,436       47,151,550     10,231,821       8,009,416
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,941,795          4,958,007     13,942,024       40,129,323     19,918,810      22,540,796
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               3,886,773          4,759,392        987,855        1,007,472      3,217,835       2,837,319
  Net transfers (including
     fixed account)                    (3,027,797)        (4,887,320)    (2,262,501)      (2,001,221)     7,916,248      20,579,435
  Contract charges                        (79,961)          (109,783)       (87,337)        (100,380)      (103,236)       (116,686)
  Transfers for contract benefits
     and terminations                 (20,394,190)       (15,526,500)   (16,065,098)     (12,129,817)   (49,180,996)    (40,944,661)
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (19,615,175)       (15,764,211)   (17,427,081)     (13,223,946)   (38,150,149)    (17,644,593)
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  (13,673,380)       (10,806,204)    (3,485,057)      26,905,377    (18,231,339)      4,896,203
NET ASSETS:
  Beginning of year                   124,909,151        135,715,355    118,461,145       91,555,768    310,155,879     305,259,676
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
  End of year                       $ 111,235,771    $   124,909,151  $ 114,976,088    $ 118,461,145  $ 291,924,540    $310,155,879
                                    ================ ================ ================ ============== ================ =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
88

                                                                   MSF BLACKROCK LEGACY LARGE CAP
       MSF BLACKROCK DIVERSIFIED  MSF BLACKROCK LARGE CAP VALUE                            GROWTH   MSF BLACKROCK MONEY MARKET
                      SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
--------------------------------- -------------------------------- ------------------------------- -------------------------------
           2010             2009          2010             2009             2010             2009           2010            2009
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
  $   1,917,535    $   3,554,551  $   (178,536)   $     (96,633)   $  (2,970,952)   $  (2,298,591) $  (6,732,484)   $ (4,537,361)
        817,530       (3,639,908)     (998,742)      (1,183,439)      12,693,487        2,742,618             --              --
     17,884,729       42,314,738     2,312,362        2,824,117       31,968,972       63,399,818             --              --
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
     20,619,794       42,229,381     1,135,084        1,544,045       41,691,507       63,843,845     (6,732,484)     (4,537,361)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
      5,981,006        5,537,932       227,718          268,895        3,540,046        2,584,629     13,764,673      13,812,864
     (5,914,502)     132,215,313       (91,264)         624,990       (4,835,059)     220,173,602    316,568,462     116,918,241
       (224,192)        (251,232)       (5,757)          (6,896)        (129,923)        (149,841)      (213,887)       (171,530)
    (38,851,332)     (20,744,481)   (2,913,987)      (1,170,695)     (41,706,229)     (16,544,345)  (216,737,082)   (231,513,145)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
    (39,009,020)     116,757,532    (2,783,290)        (283,706)     (43,131,165)     206,064,045    113,382,166    (100,953,570)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
    (18,389,226)     158,986,913    (1,648,206)       1,260,339       (1,439,658)     269,907,890    106,649,682    (105,490,931)
    281,893,639      122,906,726    19,257,470       17,997,131      269,927,201           19,311    335,600,209     441,091,140
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
$   263,504,413    $ 281,893,639  $ 17,609,264    $  19,257,470    $ 268,487,543    $ 269,927,201  $ 442,249,891    $335,600,209
================== ============== =============== ================ ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.
89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                           MSF DAVIS VENTURE VALUE             MSF FI VALUE LEADERS           MSF JENNISON GROWTH
                                                        SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- -------------------------------- -----------------------------
                                              2010            2009            2010             2009            2010          2009
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (280,810)   $    (32,829)   $    (52,885)   $   1,118,879    $   (615,282)   $  (823,693)
  Net realized gains (losses)           (1,564,928)     (4,049,816)     (8,774,890)     (14,115,110)       (654,199)    (3,764,322)
  Change in unrealized gains
     (losses) on investments             6,136,053      15,655,746      20,494,542       30,416,145       6,231,428     22,199,459
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,290,315      11,573,101      11,666,767       17,419,914       4,961,947     17,611,444
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  545,628         511,862         930,017          707,028         290,063        420,491
  Net transfers (including
     fixed account)                       (465,857)        637,188      (3,384,556)      (3,105,174)     (1,015,205)    (2,249,842)
  Contract charges                          (8,410)        (14,523)        (22,930)         (33,631)        (48,923)       (54,956)
  Transfers for contract benefits
     and terminations                   (7,345,504)     (4,880,875)    (13,619,689)     (11,994,511)     (9,356,185)    (6,953,762)
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (7,274,143)     (3,746,348)    (16,097,158)     (14,426,288)    (10,130,250)    (8,838,069)
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                    (2,983,828)      7,826,753      (4,430,391)       2,993,626      (5,168,303)     8,773,375
NET ASSETS:
  Beginning of year                     49,036,833      41,210,080     103,755,815      100,762,189      61,763,702     52,990,327
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
  End of year                       $   46,053,005    $ 49,036,833    $ 99,325,424    $ 103,755,815    $ 56,595,399    $61,763,702
                                    ================= =============== =============== ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
90

                                    MSF MET/ARTISAN          MSF MET/DIMENSIONAL
MSF LOOMIS SAYLES SMALL CAP CORE      MID CAP VALUE  INTERNATIONAL SMALL COMPANY   MSF METLIFE AGGRESSIVE
                      SUBACCOUNT         SUBACCOUNT                   SUBACCOUNT    ALLOCATION SUBACCOUNT
----------------------------------- ---------------- ----------------------------- -----------------------------
       2010              2009 (c)         2010 (b)         2010         2009 (c)           2010          2009
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
$    (9,222)   $          (2,259)   $     (25,905)   $     (602)   $       (347)   $    (67,857)   $   481,447
     16,996                1,003          (10,152)        3,869             101      (2,951,058)    (2,659,832)
    112,778               43,867          164,008        15,221             933       9,926,030     15,262,035
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    120,552               42,611          127,951        18,488             687       6,907,115     13,083,650
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
     10,236               39,528               --            --           2,821       3,658,699      4,450,429
    233,284              254,535        2,479,334        15,125          72,058        (576,793)       497,698
        (57)                 (20)            (375)           (3)             (1)        (61,056)       (68,969)
    (60,970)             (11,266)        (412,510)         (583)           (134)    (12,096,996)    (3,689,758)
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    182,493              282,777        2,066,449        14,539          74,744      (9,076,146)     1,189,400
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    303,045              325,388        2,194,400        33,027          75,431      (2,169,031)    14,273,050
    325,388                   --               --        75,431              --      57,912,078     43,639,028
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
$   628,433    $         325,388    $   2,194,400    $  108,458    $     75,431    $ 55,743,047    $57,912,078
============== ==================== ================ ============= =============== =============== =============

The accompanying notes are an integral part of these financial statements.
91

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                          MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO            MSF METLIFE MID CAP
                                                        ALLOCATION            MODERATE ALLOCATION                    STOCK INDEX
                                                        SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                    --------------------------------- --------------------------------- ---------------------------
                                              2010            2009            2010           2009              2010         2009
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   779,606    $    413,774    $  1,912,414    $      1,584,645  $   (16,661)   $  26,945
  Net realized gains (losses)              705,709        (207,205)       (106,705)         (2,735,851)     (57,772)     (82,239)
  Change in unrealized gains
     (losses) on investments             1,401,830       4,656,981       6,774,441          17,221,045    1,577,100    1,716,453
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   2,887,145       4,863,550       8,580,150          16,069,839    1,502,667    1,661,159
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                1,251,896       1,051,508       3,808,639           3,798,278      389,535      404,500
  Net transfers (including
     fixed account)                      7,282,385       7,292,500       3,816,562           4,082,362      290,592      313,320
  Contract charges                         (10,740)         (9,805)        (43,100)            (58,296)      (4,862)      (4,740)
  Transfers for contract benefits
     and terminations                   (5,719,703)     (4,309,783)    (12,700,519)        (11,035,816)    (529,046)    (473,648)
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             2,803,838       4,024,420      (5,118,418)         (3,213,472)     146,219      239,432
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets                     5,690,983       8,887,970       3,461,732          12,856,367    1,648,886    1,900,591
NET ASSETS:
  Beginning of year                     32,861,250      23,973,280      89,073,057          76,216,690    6,254,414    4,353,823
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
  End of year                       $   38,552,233    $ 32,861,250    $ 92,534,789    $     89,073,057  $ 7,903,300    $6,254,414
                                    ================= =============== =============== ================= ============== ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
92

                                           MSF METLIFE MODERATE TO
 MSF METLIFE MODERATE ALLOCATION             AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
----------------------------------- --------------------------------- ------------------------------- ------------------------------
           2010             2009             2010             2009             2010             2009           2010           2009
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
  $   5,582,185    $   6,437,828    $   3,465,608    $   4,265,143    $  (1,550,335)   $  (3,304,307) $   8,425,455    $ 15,963,723
     (5,424,426)      (8,424,503)     (10,265,456)      (8,435,668)      18,126,276        1,951,873    (16,178,972)    (34,447,130)
     45,896,962       84,951,148       49,819,288       81,483,365       75,716,840      195,977,835     54,558,082     110,011,807
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     46,054,721       82,964,473       43,019,440       77,312,840       92,292,781      194,625,401     46,804,565      91,528,400
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     19,846,283       21,531,199       16,766,373       19,494,043       23,601,044       44,566,390      8,928,313       9,924,994
      4,314,279       (2,092,627)      (3,903,285)      (5,053,431)    (104,187,115)     356,245,886     (9,255,687)    (14,533,124)
       (366,789)        (464,281)        (417,016)        (501,237)        (610,076)        (717,515)      (290,412)       (340,402)
    (53,282,954)     (40,662,396)     (52,043,396)     (25,862,094)     (97,206,926)     (54,957,009)   (87,760,748)    (75,536,392)
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
    (29,489,181)     (21,688,105)     (39,597,324)     (11,922,719)    (178,403,073)     345,137,752    (88,378,534)    (80,484,924)
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     16,565,540       61,276,368        3,422,116       65,390,121      (86,110,292)     539,763,153    (41,573,969)     11,043,476
    411,199,938      349,923,570      356,369,177      290,979,056      894,068,941      354,305,788    636,362,549     625,319,073
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
$   427,765,478    $ 411,199,938    $ 359,791,293    $ 356,369,177    $ 807,958,649    $ 894,068,941  $ 594,788,580    $636,362,549
================== ================ ================ ================ ================ ============== ================ =============

The accompanying notes are an integral part of these financial statements.
93

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                      MSF NEUBERGER BERMAN MID CAP
                                                      MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX                         VALUE
                                                         SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------------- ------------------------------ -----------------------------
                                              2010             2009            2010             2009          2010            2009
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (137,987)   $  (1,053,901)   $  1,294,856    $   2,246,943  $   (146,631)   $    (13,238)
  Net realized gains (losses)           (1,903,486)      (4,999,974)     (7,960,644)      (5,508,736)     (879,472)     (2,143,976)
  Change in unrealized gains
     (losses) on investments             8,611,346       17,381,628      10,778,394       20,857,492     4,943,695       8,013,551
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   6,569,873       11,327,753       4,112,606       17,595,699     3,917,592       5,856,337
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,261,872        2,390,601       2,988,839        4,135,125           997             360
  Net transfers (including
     fixed account)                      3,117,245          595,560      (1,860,726)      (1,890,853)     (131,374)        (93,852)
  Contract charges                         (25,647)         (27,661)        (47,455)         (63,731)       (3,975)         (4,384)
  Transfers for contract benefits
     and terminations                   (9,485,200)      (7,102,579)    (14,605,094)      (7,136,781)   (2,514,527)     (2,030,810)
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (4,131,730)      (4,144,079)    (13,524,436)      (4,956,240)   (2,648,879)     (2,128,686)
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets                     2,438,143        7,183,674      (9,411,830)      12,639,459     1,268,713       3,727,651
NET ASSETS:
  Beginning of year                     71,463,612       64,279,938      81,732,457       69,092,998    17,694,207      13,966,556
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
  End of year                       $   73,901,755    $  71,463,612    $ 72,320,627    $  81,732,457  $ 18,962,920    $ 17,694,207
                                    ================= ================ =============== ============== =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
94

                                                                       MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
   MSF OPPENHEIMER GLOBAL EQUITY            MSF RUSSELL 2000 INDEX                          GROWTH                         GROWTH
                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
----------------------------------- --------------------------------- ------------------------------- ------------------------------
           2010             2009             2010             2009            2010            2009             2010          2009
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
    $   304,750    $   3,387,171    $       7,018    $     806,291    $   (720,749)   $   (547,600)   $  (1,256,924)   $  (980,856)
     (8,491,313)     (19,069,420)      (4,300,677)      (2,543,530)       (337,588)     (3,347,314)         266,597     (1,797,039)
     56,165,206      121,479,376       27,149,045       22,055,715       7,462,700      18,732,599       27,477,353     26,909,994
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
     47,978,643      105,797,127       22,855,386       20,318,476       6,404,363      14,837,685       26,487,026     24,132,099
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
      9,576,727       10,838,290        3,643,380        4,460,129         440,247         626,777        3,089,531      3,385,801
     (7,268,720)     (11,470,315)      (1,521,126)      (1,149,109)       (515,092)        545,731          125,709       (640,078)
       (202,710)        (218,579)         (78,130)         (85,892)        (22,081)        (24,343)         (58,145)       (66,976)
    (53,058,261)     (26,389,228)     (18,479,738)      (7,939,018)     (7,217,564)     (5,612,072)     (11,603,685)    (8,104,221)
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
    (50,952,964)     (27,239,832)     (16,435,614)      (4,713,890)     (7,314,490)     (4,463,907)      (8,446,590)    (5,425,474)
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
     (2,974,321)      78,557,295        6,419,772       15,604,586        (910,127)     10,373,778       18,040,436     18,706,625
    374,398,305      295,841,010      102,896,929       87,292,343      49,610,845      39,237,067       87,765,568     69,058,943
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
$   371,423,984    $ 374,398,305    $ 109,316,701    $ 102,896,929    $ 48,700,718    $ 49,610,845    $ 105,806,004    $87,765,568
================== ================ ================ ================ =============== =============== ================ =============

The accompanying notes are an integral part of these financial statements.
95

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                                    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT              PIONEER VCT BOND
                                                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------------- -----------------------------
                                             2010           2009             2010             2009            2010          2009
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   431,774    $   413,329    $   2,537,373    $   6,450,231    $    837,944     $  866,588
  Net realized gains (losses)             141,920         68,401        1,328,880         (721,385)        798,534         32,213
  Change in unrealized gains
     (losses) on investments              333,475      1,508,727        4,253,524         (318,941)        408,300      2,672,431
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    907,169      1,990,457        8,119,777        5,409,905       2,044,778      3,571,232
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 102,762         85,859        3,829,885        3,449,301         104,424        200,788
  Net transfers (including
     fixed account)                       459,170        453,192        5,091,257       (5,051,223)      2,194,623      4,376,855
  Contract charges                         (3,706)        (3,714)        (100,867)        (114,731)         (8,856)        (9,278)
  Transfers for contract benefits
     and terminations                  (1,183,589)    (1,321,293)     (29,475,988)     (27,819,606)     (3,534,863)    (3,752,302)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (625,363)      (785,956)     (20,655,713)     (29,536,259)     (1,244,672)       816,063
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                      281,806      1,204,501      (12,535,936)     (24,126,354)        800,106      4,387,295
NET ASSETS:
  Beginning of year                     8,142,474      6,937,973      185,790,047      209,916,401      27,892,198     23,504,903
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
  End of year                       $   8,424,280    $ 8,142,474    $ 173,254,111    $ 185,790,047    $ 28,692,304    $27,892,198
                                    ================ ============== ================ ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
96

      PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME              PIONEER VCT FUND
                    SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
--------------------------------- ------------------------------- ------------------------------- -----------------------------
          2010            2009            2010            2009            2010            2009            2010          2009
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
 $    (179,379)   $   (144,361)   $   (398,019)   $   (205,616)   $     34,504    $    221,027    $   (222,742)   $   (92,368)
      (154,626)       (813,411)         75,545      (1,576,847)       (537,299)     (2,218,347)       (263,207)    (2,511,656)
     1,268,462       2,993,813       3,208,447      11,768,760       3,676,195       3,879,742       4,054,540      8,020,176
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
       934,457       2,036,041       2,885,973       9,986,297       3,173,400       1,882,422       3,568,591      5,416,152
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
        91,425          81,834         207,259         267,589          63,944          83,892         140,582        249,651
      (511,858)        664,394        (810,305)      3,184,385         101,477      (1,469,368)       (788,247)    (2,239,001)
        (5,100)         (5,817)        (10,037)        (10,903)         (7,791)         (8,818)        (12,176)       (13,716)
    (1,024,422)       (714,231)     (1,887,462)     (1,306,343)     (1,856,435)     (1,503,317)     (2,741,497)    (2,903,709)
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
    (1,449,955)         26,180      (2,500,545)      2,134,728      (1,698,805)     (2,897,611)     (3,401,338)    (4,906,775)
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
      (515,498)      2,062,221         385,428      12,121,025       1,474,595      (1,015,189)        167,253        509,377
    14,626,585      12,564,364      25,836,006      13,714,981      19,818,006      20,833,195      29,315,550     28,806,173
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
$   14,111,087    $ 14,626,585    $ 26,221,434    $ 25,836,006    $ 21,292,601    $ 19,818,006    $ 29,482,803    $29,315,550
================= =============== =============== =============== =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.
97

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                         PIONEER VCT                       PIONEER VCT
                                          IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION   PIONEER VCT MID CAP VALUE
                                                          SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                    ----------------------------------- ------------------------------- ----------------------------
                                               2010             2009             2010             2009          2010          2009
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (823,648)   $     518,874    $     458,323    $   1,452,383  $   (372,395)   $  (183,570)
  Net realized gains (losses)            (3,959,113)      (6,908,239)      (1,798,072)      (5,417,146)   (2,555,443)    (5,882,485)
  Change in unrealized gains
     (losses) on investments             31,646,629       60,945,509       15,496,939       33,415,291     9,169,920     14,148,015
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   26,863,868       54,556,144       14,157,190       29,450,528     6,242,082      8,081,960
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 3,722,328        3,902,753        1,381,043        1,954,854       237,248        268,840
  Net transfers (including
     fixed account)                      (7,341,420)          47,840        3,210,572        4,193,489    (1,763,109)    (1,433,734)
  Contract charges                         (127,073)        (133,723)         (43,434)         (46,905)      (18,372)       (20,950)
  Transfers for contract benefits
     and terminations                   (10,017,304)      (9,226,017)     (13,680,628)     (10,183,335)   (4,877,160)    (3,844,567)
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (13,763,469)      (5,409,147)      (9,132,447)      (4,081,897)   (6,421,393)    (5,030,411)
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets                     13,100,399       49,146,997        5,024,743       25,368,631      (179,311)     3,051,549
NET ASSETS:
  Beginning of year                     233,598,663      184,451,666      129,177,322      103,808,691    43,949,273     40,897,724
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
  End of year                       $   246,699,062    $ 233,598,663    $ 134,202,065    $ 129,177,322  $ 43,769,962    $43,949,273
                                    ================== ================ ================ ============== =============== ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
98

                                                                                                WELLS FARGO VT SMALL CAP
PIONEER VCT REAL ESTATE SHARES            UIF CAPITAL GROWTH            UIF U.S. REAL ESTATE                  VALUE FUND
                    SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
--------------------------------- ----------------------------- ------------------------------- ---------------------------
          2010            2009           2010           2009            2010            2009           2010         2009
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
    $   72,053    $    243,674    $  (148,414)   $  (137,105)   $    110,950    $    277,482    $     7,863    $   (4,589)
      (873,404)     (2,726,121)       414,582       (228,359)     (1,730,114)     (3,203,984)      (148,047)     (281,210)
     3,929,720       5,240,904      1,476,000      4,138,075       6,651,015       7,377,546        722,957     1,812,544
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     3,128,369       2,758,457      1,742,168      3,772,611       5,031,851       4,451,044        582,773     1,526,745
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
        69,797          95,753            495            540          97,017         102,434         86,346        83,273
       689,043         211,648        (45,236)      (126,359)     (1,574,727)        194,831       (493,175)      131,168
        (6,673)         (6,413)        (2,102)        (2,377)        (10,492)        (10,890)            --        (1,888)
    (1,168,701)       (770,938)    (1,319,987)    (1,054,680)     (2,727,751)     (1,844,493)      (342,837)     (203,308)
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
      (416,534)       (469,950)    (1,366,830)    (1,182,876)     (4,215,953)     (1,558,118)      (749,666)        9,245
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     2,711,835       2,288,507        375,338      2,589,735         815,898       2,892,926       (166,893)    1,535,990
    12,313,902      10,025,395      9,168,364      6,578,629      20,149,396      17,256,470      4,195,513     2,659,523
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$   15,025,737    $ 12,313,902    $ 9,543,702    $ 9,168,364    $ 20,965,294    $ 20,149,396    $ 4,028,620    $4,195,513
================= =============== ============== ============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.
99

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements and financial highlights as of the earliest period presented. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities MetLife of CT Separate Account Six for Variable Annuities MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities MetLife of CT Separate Account Thirteen for Variable Annuities MetLife of CT Separate Account Fourteen for Variable Annuities MetLife of CT Separate Account PF for Variable Annuities MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife Insurance Company of Connecticut Variable Annuity
   Separate Account 2002
MetLife Life and Annuity Company of Connecticut Variable
   Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

The Alger Portfolios ("Alger")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Socially Responsible Growth Fund, Inc.
   ("Dreyfus Socially Responsible Growth")
DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   ("Invesco V.I.")+
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series ("Morgan Stanley")
Metropolitan Series Fund, Inc. ("MSF")*
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Wells Fargo Variable Trust ("Wells Fargo VT")

+Formerly named AIM Variable Insurance Funds ("AIM V.I.")

*See Note 5 for discussion of additional information on related party transactions.

NAME CHANGE:

The following portfolio was affected by a trust name change during the year ended December 31, 2010:

FORMER NAME                   NEW NAME
AIM V.I. Utilities Fund       Invesco V.I. Utilities Fund

REORGANIZATIONS:

During the year ended December 31, 2010, all the portfolios of the Van Kampen Life Investment Trust ("Van Kampen LIT") and certain portfolios of UIF and Morgan Stanley were reorganized into portfolios of Invesco V.I As a result of the reorganizations, the following name changes occurred:

FORMER TRUST                                  NEW TRUST
Morgan Stanley Dividend Growth Portfolio      Invesco V.I. Dividend Growth Fund
Morgan Stanley S&P 500 Index Portfolio        Invesco V.I. S&P 500 Index Fund
Van Kampen LIT Capital Growth Portfolio       Invesco V.I. Van Kampen Capital Growth Fund
UIF Equity and Income Portfolio               Invesco V.I. Van Kampen Equity and Income Fund
Van Kampen LIT Government Portfolio           Invesco V.I. Van Kampen Government Fund
Van Kampen LIT Growth and Income Portfolio    Invesco V.I. Van Kampen Growth and Income Fund
UIF Value Portfolio                           Invesco V.I. Van Kampen Value Fund

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2010:

Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust International Equity Flex III Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Mid Cap Value Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

DWSII Global Thematic Subaccount
DWSII Government & Agency Securities Subaccount
Fidelity VIP Contrafund Subaccount*
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount*
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities Subaccount
FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount
Invesco V.I. Dividend Growth Subaccount
Invesco V.I. S&P 500 Index Subaccount
Invesco V.I. Utilities Subaccount
Invesco V.I. Van Kampen Capital Growth Subaccount*
Invesco V.I. Van Kampen Equity and Income Subaccount
Invesco V.I. Van Kampen Government Subaccount*
Invesco V.I. Van Kampen Growth and Income Subaccount*
Invesco V.I. Van Kampen Value Subaccount
Janus Aspen Enterprise Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Worldwide Subaccount
LMPVET ClearBridge Variable Aggressive Growth Subaccount*
LMPVET ClearBridge Variable Appreciation Subaccount
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy Subaccount
LMPVET ClearBridge Variable Equity Income Builder Subaccount*
LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount
LMPVET ClearBridge Variable Large Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value Subaccount
LMPVET ClearBridge Variable Mid Cap Core Subaccount
LMPVET ClearBridge Variable Small Cap Growth Subaccount
LMPVET Global Currents Variable International All Cap Opportunity Subaccount LMPVET Investment Counsel Variable Social Awareness Subaccount
LMPVET Variable Lifestyle Allocation 50% Subaccount
LMPVET Variable Lifestyle Allocation 70% Subaccount
LMPVET Variable Lifestyle Allocation 85% Subaccount
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount
LMPVIT Western Asset Variable Global High Yield Bond Subaccount
LMPVIT Western Asset Variable High Income Subaccount
LMPVIT Western Asset Variable Strategic Bond Subaccount
MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount*
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount*
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount*
MIST Janus Forty Subaccount*
MIST Lazard Mid Cap Subaccount*
MIST Legg Mason ClearBridge Aggressive Growth Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/Eaton Vance Floating Rate Subaccount**
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Templeton Growth Subaccount**
MIST MetLife Balanced Strategy Subaccount
MIST MetLife Growth Strategy Subaccount
MIST MetLife Moderate Strategy Subaccount
MIST MFS Emerging Markets Equity Subaccount*
MIST MFS Research International Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount*
MIST Oppenheimer Capital Appreciation Subaccount*
MIST PIMCO Inflation Protected Bond Subaccount*

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount*
MIST Pioneer Strategic Income Subaccount*
MIST RCM Technology Subaccount**
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount*
Morgan Stanley Capital Opportunities Subaccount
MSF Barclays Capital Aggregate Bond Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount*
MSF BlackRock Diversified Subaccount*
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Davis Venture Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Jennison Growth Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount
MSF Met/Artisan Mid Cap Value Subaccount**
MSF Met/Dimensional International Small Company Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Stock Index Subaccount*
MSF MFS Total Return Subaccount*
MSF MFS Value Subaccount*
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount*
MSF Oppenheimer Global Equity Subaccount*
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF Western Asset Management U.S. Government Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Capital Growth Subaccount
UIF U.S. Real Estate Subaccount
Wells Fargo VT Small Cap Value Subaccount

* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Subaccount began operations during the year ended December 31, 2010.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2010:

Pioneer VCT High Yield Subaccount
UIF Small Company Growth Subaccount
LMPVET Batterymarch Variable Global Equity Subaccount
DWSII Technology VIP Subaccount
LMPVIT Western Asset Variable Money Market Subaccount
Janus Aspen Perkins Mid Cap Value Subaccount
DWSI Global Opportunities VIP Subaccount
Janus Aspen Global Life Sciences Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                       NEW NAME
------------------------------------------------- -----------------------------------------------
(LMPVET) ClearBridge Variable Fundamental Value   (LMPVET) ClearBridge Variable Fundamental All
                                                    Portfolio Cap Value Portfolio
(LMPVET) ClearBridge Variable Investors Portfolio (LMPVET) ClearBridge Variable Large Cap Value
                                                    Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio         (MIST) Invesco Small Cap Growth Portfolio
(MIST) Legg Mason Partners Aggressive Growth      (MIST) Legg Mason ClearBridge Aggressive Growth
  Portfolio                                         Portfolio
(MIST) Van Kampen Mid Cap Growth Portfolio        (MIST) Morgan Stanley Mid Cap Growth Portfolio
(Wells Fargo VT) Small/Mid Cap Value Fund         (Wells Fargo VT) Small Cap Value Fund

SUBSTITUTIONS:

FORMER PORTFOLIO                              NEW PORTFOLIO
--------------------------------------------- -----------------------------------------
(Pioneer VCT) High Yield Portfolio            (MIST) BlackRock High Yield Portfolio
(UIF) Small Company Growth Portfolio          (MIST) Invesco Small Cap Growth Portfolio
(LMPVET) Batterymarch Variable Global Equity  (MIST) Met/Templeton Growth Portfolio
  Portfolio
(DWSII) Technology Portfolio                  (MIST) RCM Technology Portfolio
(LMPVIT) Western Asset Variable Money Market  (MSF) BlackRock Money Market Portfolio
  Portfolio
(Janus Aspen) Perkins Mid Cap Value Portfolio (MSF) Met/Artisan Mid Cap Value Portfolio
(DWSI) Global Opportunities Portfolio         (MSF) Oppenheimer Global Equity Portfolio

LIQUIDATION:
(Janus Aspen) Global Life Sciences Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION

The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS

Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIt -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2010:

Mortality and Expense Risk                     0.30% - 1.90%
Administrative                                 0.10% - 0.15%
Enhanced Stepped-Up Provision                  0.15% - 0.25%
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life  0.65% -1.50%
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
Floor Benefit                                     0% - 3.00%
Equity Protection                              1.25% - 2.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed irregardless of contract values. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                               FOR THE YEAR ENDED
                                                             AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                             ----------------------- ----------------------------
                                                                                           COST OF       PROCEEDS
                                                                 SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                             ---------- ------------ ------------- --------------
Alger Capital Appreciation Subaccount                            73,584    2,944,503       590,428      1,394,410
AllianceBernstein Global Thematic Growth Subaccount              77,488    1,192,819        69,206        321,609
American Funds Bond Subaccount                                1,006,549   10,276,147     4,675,821      2,484,048
American Funds Global Growth Subaccount                       9,601,484  179,483,041    14,635,022     39,117,763
American Funds Global Small Capitalization Subaccount           373,435    6,272,104     2,967,621      1,235,311
American Funds Growth Subaccount                              7,879,257  411,279,994    19,396,915     79,553,785
American Funds Growth-Income Subaccount                      10,478,968  361,926,262    15,270,805     65,599,765
Credit Suisse Trust International Equity Flex III Subaccount    194,774    1,126,452       128,307        106,331
Delaware VIP Small Cap Value Subaccount                         759,029   19,080,358     2,459,584      5,237,210
Dreyfus Socially Responsible Growth Subaccount                   20,283      505,462       222,772        337,187
DWSI Capital Growth Subaccount                                  508,876    8,422,248       470,844      2,391,224
DWSI Health Care Subaccount                                     268,338    3,054,484       413,635        514,866
DWSII Dreman Small Mid Cap Value Subaccount                     876,780   12,580,581       682,223      2,926,849
DWSII Global Thematic Subaccount                                509,635    5,883,496       348,038      1,154,961
DWSII Government & Agency Securities Subaccount                 436,089    5,387,575     1,042,220      1,817,080
Fidelity VIP Contrafund Subaccount                           11,212,368  288,533,607    14,443,025     44,190,054
Fidelity VIP Dynamic Capital Appreciation Subaccount            286,544    2,171,408       415,672        995,325
Fidelity VIP Equity-Income Subaccount                        12,489,427  261,203,780     6,794,389     37,334,083
Fidelity VIP High Income Subaccount                           5,172,908   32,754,713     3,328,264      7,723,338
Fidelity VIP Mid Cap Subaccount                              10,796,937  300,772,899    18,589,051     48,946,911
FTVIPT Franklin Income Securities Subaccount                  3,287,124   46,752,880    18,413,385     14,072,573
FTVIPT Franklin Rising Dividends Securities Subaccount        1,232,693   20,987,785     1,577,927      3,715,508
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount    2,144,467   39,972,841     2,322,339     10,872,149
FTVIPT Mutual Shares Securities Subaccount                    2,939,584   49,322,181     1,990,593      9,397,537
FTVIPT Templeton Developing Markets Securities Subaccount     3,017,262   31,751,996     4,625,460      6,242,380
FTVIPT Templeton Foreign Securities Subaccount                9,365,002  129,776,199     9,139,554     27,053,493
FTVIPT Templeton Growth Securities Subaccount                 2,498,493   31,252,422       718,134      5,327,196
Invesco V.I. Dividend Growth Subaccount                         142,701    1,933,112       198,600        620,364
Invesco V.I. S&P 500 Index Subaccount                           650,195    6,844,472       228,321        758,426
Invesco V.I. Utilities Subaccount                               157,399    2,620,268       440,374        867,533
Invesco V.I. Van Kampen Capital Growth Subaccount               448,548   12,600,641       224,207      3,426,377
Invesco V.I. Van Kampen Equity and Income Subaccount         10,352,092  132,515,950     5,812,223     21,674,588
Invesco V.I. Van Kampen Government Subaccount                 3,004,190   27,772,524     3,261,237      7,889,328
Invesco V.I. Van Kampen Growth and Income Subaccount          7,122,938  120,514,346     1,548,204     26,936,666
Invesco V.I. Van Kampen Value Subaccount                      1,061,002   12,214,458       394,302      2,253,263
Janus Aspen Enterprise Subaccount                               465,409   13,787,606       743,477      4,079,267
Janus Aspen Global Technology Subaccount                      1,433,457    6,196,965       951,169      1,792,902
Janus Aspen Overseas Subaccount                               1,630,798   71,242,259     6,735,788     12,852,929
Janus Aspen Worldwide Subaccount                                 35,994      983,279       125,522        283,895
LMPVET ClearBridge Variable Aggressive Growth Subaccount     30,499,333  396,723,083     4,785,126     98,126,800
LMPVET ClearBridge Variable Appreciation Subaccount          18,778,572  424,960,475     9,747,301     78,020,742
LMPVET ClearBridge Variable Capital Subaccount                9,163,471  124,208,921     1,556,844     18,756,517
LMPVET ClearBridge Variable Dividend Strategy Subaccount      3,827,847   37,698,366     1,199,048      8,215,125
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                 13,015,427  163,592,803     7,514,987     23,966,031
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                                 24,295,130  483,102,872    10,481,668     90,012,394
LMPVET ClearBridge Variable Large Cap Growth Subaccount       7,734,851  107,837,164     2,394,124     26,442,267
LMPVET ClearBridge Variable Large Cap Value Subaccount       11,873,731  181,188,045     7,349,276     32,417,107
LMPVET ClearBridge Variable Mid Cap Core Subaccount           4,611,788   57,658,890       698,292     14,391,889
LMPVET ClearBridge Variable Small Cap Growth Subaccount       4,625,482   62,509,881     2,876,866     14,858,102
LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount                                      9,974,312  105,394,343     2,224,064     12,302,040
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                  2,176,446   51,012,151     1,425,752      9,271,668

108

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
LMPVET Variable Lifestyle Allocation 50% Subaccount         8,426,750   96,221,765     3,904,307     20,492,596
LMPVET Variable Lifestyle Allocation 70% Subaccount         5,135,501   57,894,733     1,513,356      9,891,445
LMPVET Variable Lifestyle Allocation 85% Subaccount         2,778,369   36,088,333       974,068      5,680,415
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount                                                1,970,148   18,358,014     3,669,740      5,274,562
LMPVIT Western Asset Variable Diversified Strategic Income
  Subaccount                                                3,758,661   34,027,104     1,628,726      7,160,864
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                                1,797,618   14,774,216     3,031,847      4,565,273
LMPVIT Western Asset Variable High Income Subaccount       24,331,234  166,101,623    17,757,463     33,348,676
LMPVIT Western Asset Variable Strategic Bond Subaccount     3,523,955   35,219,180     4,289,063      7,737,377
MIST American Funds Balanced Allocation Subaccount            230,617    1,993,581     1,592,273        483,216
MIST American Funds Growth Allocation Subaccount              239,100    1,957,691     1,658,287        370,322
MIST American Funds Moderate Allocation Subaccount            122,218    1,102,437       748,767        244,117
MIST Batterymarch Growth and Income Subaccount             16,294,974  328,702,311     3,813,545     27,939,563
MIST BlackRock High Yield Subaccount                       17,308,278  138,733,048    67,831,768     34,909,240
MIST BlackRock Large Cap Core Subaccount                    6,351,562   65,462,306     4,352,177     11,608,621
MIST Clarion Global Real Estate Subaccount                  8,491,424  112,890,262    14,170,718     17,558,521
MIST Dreman Small Cap Value Subaccount                      1,073,570   13,349,065     5,268,611      5,459,108
MIST Harris Oakmark International Subaccount                6,495,348   95,777,377    12,176,248     20,693,569
MIST Invesco Small Cap Growth Subaccount                      958,602   11,686,816     7,101,346      4,351,702
MIST Janus Forty Subaccount                                 8,063,631  591,470,512    20,759,441    113,403,050
MIST Lazard Mid Cap Subaccount                              8,275,496   87,323,190     6,955,892     20,636,417
MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount                                                   26,356      166,583       431,990        395,527
MIST Legg Mason Value Equity Subaccount                       593,761    4,794,751       561,597      1,137,201
MIST Loomis Sayles Global Markets Subaccount               14,346,217  156,467,803     7,563,261     31,602,978
MIST Lord Abbett Bond Debenture Subaccount                  5,375,314   62,766,148    10,930,785     16,020,787
MIST Lord Abbett Growth and Income Subaccount               6,776,742  175,289,764     6,750,777     29,840,552
MIST Lord Abbett Mid Cap Value Subaccount                   3,727,147   70,630,008     3,873,035     14,135,259
MIST Met/Eaton Vance Floating Rate Subaccount (a)              70,259      705,688       742,435         37,712
MIST Met/Franklin Mutual Shares Subaccount                     84,164      625,620       251,539         91,400
MIST Met/Templeton Growth Subaccount (a)                    3,926,494   34,508,025    39,981,138      5,364,930
MIST MetLife Balanced Strategy Subaccount                   2,361,158   17,982,507     1,100,489      3,399,096
MIST MetLife Growth Strategy Subaccount                     2,121,594   15,642,129     1,008,919      4,815,512
MIST MetLife Moderate Strategy Subaccount                   1,526,097   12,636,454     2,427,437      2,014,387
MIST MFS Emerging Markets Equity Subaccount                 9,809,351   99,542,858    13,852,520     27,720,818
MIST MFS Research International Subaccount                  7,044,257   84,093,535     5,847,909     17,837,436
MIST Morgan Stanley Mid Cap Growth Subaccount               1,527,155   14,779,511     1,076,904      5,713,806
MIST Oppenheimer Capital Appreciation Subaccount           52,667,394  364,967,226     4,900,080     56,378,574
MIST PIMCO Inflation Protected Bond Subaccount              9,654,556  103,182,935    26,248,952     23,592,130
MIST PIMCO Total Return Subaccount                         35,009,423  380,565,468    75,704,474     96,828,388
MIST Pioneer Fund Subaccount                                3,452,481   38,840,674     2,415,055      8,749,511
MIST Pioneer Strategic Income Subaccount                   23,937,593  228,026,439    51,688,748     51,032,129
MIST RCM Technology Subaccount (a)                            566,487    2,251,316     2,661,139        410,851
MIST SSgA Growth and Income ETF Subaccount                 11,067,194  113,514,523     3,604,656     11,930,341
MIST SSgA Growth ETF Subaccount                            14,174,889  145,848,780     3,846,806     12,672,584
MIST T. Rowe Price Mid Cap Growth Subaccount                  376,336    2,806,440     1,004,297        641,946
MIST Third Avenue Small Cap Value Subaccount               10,375,104  168,980,992     5,447,827     24,392,425
MIST Turner Mid Cap Growth Subaccount                         210,339    2,535,418       136,549      1,032,329
MIST Van Kampen Comstock Subaccount                        23,668,925  154,661,915     6,681,215     45,040,939
Morgan Stanley Capital Opportunities Subaccount                36,796    1,008,225       187,271        284,823
MSF Barclays Capital Aggregate Bond Index Subaccount        9,958,439  107,432,219     7,050,096     23,469,126
MSF BlackRock Aggressive Growth Subaccount                  4,304,611  102,523,310     3,659,648     22,738,778
MSF BlackRock Bond Income Subaccount                        2,708,550  279,120,552    33,789,363     64,576,424
MSF BlackRock Diversified Subaccount                       16,753,297  246,512,221     7,507,022     44,595,201

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF BlackRock Large Cap Value Subaccount                    1,729,790   20,391,539     1,331,573      4,293,399
MSF BlackRock Legacy Large Cap Growth Subaccount            9,784,955  173,464,658     6,019,170     51,775,757
MSF BlackRock Money Market Subaccount                       4,422,500  442,249,891   395,130,460    288,481,327
MSF Davis Venture Value Subaccount                          1,476,457   48,483,884     3,222,806     10,777,759
MSF FI Value Leaders Subaccount                               702,087  130,767,508     3,436,208     19,586,253
MSF Jennison Growth Subaccount                              4,704,215   53,982,266     1,013,564     11,759,096
MSF Loomis Sayles Small Cap Core Subaccount                     2,880      471,690       291,891        118,718
MSF Met/Artisan Mid Cap Value Subaccount (a)                   13,300    2,030,391     2,585,189        544,646
MSF Met/Dimensional International Small Company
  Subaccount                                                    6,526       92,319        61,451         43,919
MSF MetLife Aggressive Allocation Subaccount                5,219,383   60,313,129     5,406,355     14,550,358
MSF MetLife Conservative Allocation Subaccount              3,369,949   35,510,647    15,760,607     12,177,162
MSF MetLife Conservative to Moderate Allocation Subaccount  8,203,437   88,820,712    14,422,809     17,628,813
MSF MetLife Mid Cap Stock Index Subaccount                    569,812    7,088,334     1,534,206      1,396,042
MSF MetLife Moderate Allocation Subaccount                 38,537,430  437,687,993    31,162,896     55,069,892
MSF MetLife Moderate to Aggressive Allocation Subaccount   32,978,119  389,672,169    16,501,603     52,633,319
MSF MetLife Stock Index Subaccount                         27,284,429  771,181,623    23,426,870    203,246,633
MSF MFS Total Return Subaccount                             4,608,648  644,378,464    28,612,552    108,565,630
MSF MFS Value Subaccount                                    6,005,351   76,976,768     8,844,356     13,114,073
MSF Morgan Stanley EAFE Index Subaccount                    6,051,934   98,511,457     3,418,099     15,647,679
MSF Neuberger Berman Mid Cap Value Subaccount                 946,366   20,474,783       752,463      3,547,973
MSF Oppenheimer Global Equity Subaccount                   24,095,002  373,424,284    16,650,592     67,298,806
MSF Russell 2000 Index Subaccount                           8,200,802  111,241,189     5,171,426     21,600,022
MSF T. Rowe Price Large Cap Growth Subaccount               3,251,049   44,412,240     4,649,218     12,684,456
MSF T. Rowe Price Small Cap Growth Subaccount               6,658,653   85,360,679     9,516,529     19,220,043
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                                  653,044    7,738,001     2,518,277      2,711,866
MSF Western Asset Management U.S. Government Subaccount    14,236,161  169,682,875    23,844,963     41,430,098
Pioneer VCT Bond Subaccount                                 2,423,337   26,844,160    13,291,704     13,698,432
Pioneer VCT Cullen Value Subaccount                         1,253,205   13,933,975       622,268      2,251,602
Pioneer VCT Emerging Markets Subaccount                       844,764   22,392,821     2,327,519      5,226,082
Pioneer VCT Equity Income Subaccount                        1,081,942   21,604,545     1,951,504      3,615,805
Pioneer VCT Fund Subaccount                                 1,315,024   27,742,227     1,109,428      4,733,508
Pioneer VCT Ibbotson Growth Allocation Subaccount          23,012,974  258,868,711     9,088,520     23,675,637
Pioneer VCT Ibbotson Moderate Allocation Subaccount        12,589,313  134,706,456    11,613,263     20,287,387
Pioneer VCT Mid Cap Value Subaccount                        2,600,711   51,498,956     1,381,516      8,175,303
Pioneer VCT Real Estate Shares Subaccount                     919,006   17,436,131     2,159,311      2,503,792
UIF Capital Growth Subaccount                                 461,049    6,574,427       260,494      1,775,737
UIF U.S. Real Estate Subaccount                             1,623,957   24,652,795     1,057,007      5,162,010
Wells Fargo VT Small Cap Value Subaccount                     446,136    4,157,647       315,263      1,057,065

(a) For the period May 3, 2010 to December 31, 2010.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------- ----------------- ----------- --------------------------------------------------
                                                          UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
Alger Capital Appreciation        2010   2,108,411     1.487 - 1.844   3,755,704          0.23      1.55 - 2.65    10.70 - 11.89
  Subaccount                      2009   2,568,654     1.342 - 1.648   4,100,549            --      1.55 - 2.65    46.68 - 48.33
                                  2008   2,726,355     0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
                                  2007   3,117,230     1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                                  2006   2,554,978     1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
AllianceBernstein Global          2010   1,545,364     0.936 - 0.957   1,471,499          1.97      1.65 - 1.90    16.42 - 16.57
  Thematic Growth                 2009   1,859,710     0.804 - 0.821   1,520,169            --      1.65 - 1.90    50.28 - 50.64
  Subaccount                      2008   1,967,504     0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
                                  2007   2,675,537     1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                                  2006   2,190,516     0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
American Funds Bond               2010   6,629,074     1.543 - 1.652  10,629,167          3.26      1.40 - 1.90      4.47 - 4.96
  Subaccount                      2009   5,354,874     1.477 - 1.574   8,185,030          4.01      1.40 - 1.90    10.47 - 11.08
  (Commenced 4/28/2008)           2008   1,707,759     1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global             2010 115,240,903     1.380 - 2.140 206,239,786          1.45      0.30 - 2.70     8.71 - 11.44
  Growth Subaccount               2009 130,525,259     1.259 - 1.948 212,149,219          1.43      0.30 - 2.70    38.52 - 41.88
                                  2008 148,315,752     0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
                                  2007 169,495,269     1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                                  2006 173,618,310     1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
American Funds Global Small       2010   2,635,611     2.918 - 3.109   7,972,844          1.81      1.40 - 1.90    20.08 - 20.69
  Capitalization Subaccount       2009   1,997,395     2.430 - 2.576   5,011,389          0.46      1.40 - 1.90    58.31 - 59.01
  (Commenced 4/28/2008)           2008     638,633     1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
American Funds Growth             2010 282,002,413     1.142 - 1.800 428,158,662          0.70      0.30 - 2.70    15.51 - 18.38
  Subaccount                      2009 323,767,342     0.988 - 1.543 421,186,273          0.66      0.30 - 2.70    35.68 - 38.90
                                  2008 359,615,200     0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
                                  2007 404,396,586     1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                                  2006 450,065,711     1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
American Funds Growth-Income      2010 266,085,972     1.042 - 1.508 358,904,564          1.43      0.30 - 2.75     8.45 - 11.08
  Subaccount                      2009 305,682,875     0.953 - 1.377 376,941,251          1.60      0.30 - 2.75    27.57 - 30.86
                                  2008 341,874,694     0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
                                  2007 401,435,769     1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                                  2006 448,353,025     1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
Credit Suisse Trust International 2010   1,060,922     0.844 - 1.307   1,279,665          0.10      1.55 - 2.65     9.33 - 10.58
  Equity Flex III Subaccount      2009   1,019,821     0.772 - 1.182   1,116,134            --      1.55 - 2.65    28.26 - 29.75
  (Commenced 12/14/2009)
Delaware VIP Small Cap Value      2010  10,497,320     1.691 - 3.100  24,258,561          0.66      0.30 - 2.60    28.92 - 31.90
  Subaccount                      2009  11,809,419     1.282 - 2.358  21,004,334          1.02      0.30 - 2.60    28.40 - 31.49
                                  2008  13,377,371     0.975 - 1.799  18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
                                  2007  16,388,529     1.395 - 2.582  33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                                  2006  18,944,541     1.694 - 2.781  44,633,441          0.26      0.60 - 2.60    13.24 - 15.49

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ----------- ----------------- ----------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------------- ----------- ------------- ---------------- -------------------
Dreyfus Socially Responsible 2010     480,877     1.075 - 1.298     602,610          0.73      1.55 - 2.65    11.51 - 12.77
  Growth Subaccount          2009     574,094     0.964 - 1.151     639,903          0.64      1.55 - 2.65    29.92 - 31.39
                             2008     582,742     0.742 - 0.876     495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700     1.165 - 1.360     792,444          0.27      1.55 - 2.65      4.67 - 5.84
                             2006     656,269     1.113 - 1.285     822,659            --      1.55 - 2.65      6.10 - 7.35
DWSI Capital Growth          2010   7,420,886     1.118 - 1.396   9,928,161          0.58      1.55 - 2.65    13.26 - 14.61
  Subaccount                 2009   8,917,378     0.985 - 1.218  10,469,508          1.08      1.55 - 2.65    23.17 - 24.54
                             2008  10,177,735     0.799 - 0.978   9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333     1.228 - 1.488  18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                             2006  13,752,175     1.123 - 1.347  18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
DWSI Health Care Subaccount  2010   2,203,004     1.135 - 1.427   2,954,398            --      1.55 - 2.65      4.90 - 6.02
                             2009   2,380,096     1.082 - 1.346   3,035,975          1.14      1.55 - 2.65    18.59 - 19.96
                             2008   3,239,205     0.911 - 1.122   3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                             2007   3,781,290     1.222 - 1.490   5,410,164            --      1.55 - 2.65     9.88 - 11.11
                             2006   4,014,878     1.110 - 1.341   5,185,746            --      1.55 - 2.65      0.54 - 4.20
DWSII Dreman Small Mid Cap   2010   5,549,304     1.273 - 2.075  10,696,706          0.93      1.55 - 2.65    19.45 - 20.78
  Value Subaccount           2009   6,769,158     1.064 - 1.718  10,898,028          1.69      1.55 - 2.65    25.92 - 27.35
                             2008   7,699,706     0.844 - 1.349   9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529     1.306 - 2.067  17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                             2006  10,404,529     1.305 - 2.044  20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
DWSII Global Thematic        2010   2,895,029     1.206 - 1.724   4,734,517          0.62      1.55 - 2.65    10.27 - 11.51
  Subaccount                 2009   3,417,264     1.092 - 1.546   5,030,435          1.26      1.55 - 2.65    39.48 - 41.06
                             2008   3,883,900     0.782 - 1.096   4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961     1.540 - 2.137   9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                             2006   4,292,759     1.493 - 2.050   8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
DWSII Government & Agency    2010   4,693,342     1.140 - 1.238   5,647,349          4.40      1.55 - 2.65      3.45 - 4.56
  Securities Subaccount      2009   5,472,346     1.102 - 1.184   6,311,542          4.70      1.55 - 2.65      4.95 - 6.09
                             2008   7,027,315     1.050 - 1.116   7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580     1.032 - 1.089   4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                             2006   4,873,458     1.005 - 1.054   5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
Fidelity VIP Contrafund      2010 160,809,148     1.146 - 1.849 264,096,436          1.01      0.30 - 2.70    13.91 - 16.63
  Subaccount                 2009 181,273,642     1.004 - 1.610 257,127,712          1.23      0.30 - 2.70    31.90 - 35.08
                             2008 193,501,420     0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728     1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 217,238,460     1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
Fidelity VIP Dynamic Capital 2010   1,800,348     0.956 - 1.588   2,381,228          0.23      0.30 - 2.50    15.01 - 17.63
  Appreciation Subaccount    2009   2,259,227     0.822 - 1.350   2,578,968          0.02      0.30 - 2.50    32.49 - 35.41
                             2008   2,474,553     0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
                             2007   3,119,214     1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                             2006   3,947,554     1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
Fidelity VIP Equity-Income   2010  87,497,260     1.072 - 2.953 237,379,610          1.75      0.30 - 1.90    12.67 - 14.86
  Subaccount                 2009 108,541,676     0.948 - 2.597 240,102,941          2.34      0.30 - 1.90    27.47 - 29.73
                             2008 115,661,779     0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
                             2007 132,444,044     1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                             2006 140,114,841     1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76

112

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP High Income        2010  11,343,721     1.464 - 2.572  28,813,104          7.21      0.30 - 1.30    12.36 - 13.42
  Subaccount                    2009  14,725,421     1.247 - 2.288  31,480,724          8.11      0.30 - 1.30    42.09 - 43.51
                                2008  15,749,612     0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
                                2007  17,441,474     1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                                2006  19,961,947     1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
Fidelity VIP Mid Cap Subaccount 2010 150,237,224     1.380 - 2.653 346,905,399          0.12      0.30 - 2.70    25.11 - 28.14
                                2009 163,964,353     1.099 - 2.099 298,753,019          0.47      0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157     0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164     1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                                2006 202,604,640     1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
FTVIPT Franklin Income          2010  29,222,902     1.182 - 4.767  48,715,164          6.39      1.30 - 2.70     9.65 - 11.21
  Securities Subaccount         2009  30,320,651     1.078 - 4.290  41,814,022          8.12      1.30 - 2.70    31.95 - 33.84
                                2008  27,781,181     0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
                                2007  28,070,936     1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
                                2006  20,579,714     1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
FTVIPT Franklin Rising          2010  16,928,302     1.063 - 1.473  23,199,262          1.60      1.50 - 2.65    17.54 - 18.83
  Dividends Securities          2009  18,663,538     0.901 - 1.240  21,564,888          1.47      1.50 - 2.65    14.27 - 15.66
  Subaccount                    2008  21,627,695     0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
                                2007  25,791,683     1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
                                2006  27,084,209     1.160 - 1.561  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
FTVIPT Franklin Small-Mid       2010  31,824,896     0.993 - 1.834  46,170,327            --      1.25 - 2.75    24.11 - 26.04
  Cap Growth Securities         2009  38,242,323     0.792 - 1.463  44,113,405            --      1.25 - 2.75    39.60 - 41.80
  Subaccount                    2008  39,918,390     0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
                                2007  46,602,557     0.995 - 1.837  67,189,742            --      1.25 - 2.75      5.24 - 9.89
                                2006  51,461,967     0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
FTVIPT Mutual Shares            2010  36,409,020     1.252 - 1.386  46,886,371          1.53      1.40 - 1.90      9.15 - 9.65
  Securities Subaccount         2009  42,535,689     1.147 - 1.264  50,121,663          1.91      1.40 - 1.90    23.60 - 24.29
                                2008  47,564,032     0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398     1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                                2006  57,394,982     1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
FTVIPT Templeton Developing     2010  14,717,477     2.015 - 3.303  34,095,115          1.60      0.30 - 1.80    15.47 - 17.21
  Markets Securities            2009  15,673,026     1.745 - 2.849  31,239,521          4.01      0.30 - 1.80    69.58 - 72.16
  Subaccount                    2008  14,310,331     1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
                                2007  49,160,016     1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
                                2006  50,749,927     1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
FTVIPT Templeton Foreign        2010  84,974,211     1.158 - 2.028 133,825,834          1.91      0.30 - 2.75      5.44 - 8.03
  Securities Subaccount         2009  97,704,725     1.097 - 1.902 144,240,071          3.43      0.30 - 2.75    33.29 - 36.64
                                2008 111,025,532     0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
                                2007 128,820,623     1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                                2006 144,140,237     1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
FTVIPT Templeton Growth         2010  22,898,989     1.159 - 1.377  27,508,417          1.38      1.40 - 1.90      5.36 - 5.84
  Securities Subaccount         2009  26,961,380     1.100 - 4.460  30,735,098          3.17      1.40 - 1.90    28.65 - 29.32
                                2008  29,971,329     0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
                                2007  33,358,379     1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                                2006  33,917,235     1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------- ----------------- ----------- --------------------------------------------------
                                                          UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
Invesco V.I. Dividend Growth      2010   1,892,620     0.932 - 1.116   2,026,368          1.54      1.60 - 2.50      7.49 - 8.45
  Subaccount                      2009   2,297,823     0.863 - 1.029   2,276,427          1.75      1.60 - 2.50    20.90 - 22.06
                                  2008   2,424,014     0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
                                  2007   2,901,396     1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                                  2006   3,107,296     1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
Invesco V.I. S&P 500 Index        2010   6,211,524     0.998 - 1.235   7,379,716          1.68      1.55 - 2.60    11.62 - 12.79
  Subaccount                      2009   6,684,139     0.890 - 1.095   7,067,118          2.54      1.55 - 2.60    22.77 - 24.19
                                  2008   6,631,301     0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
                                  2007   6,967,206     1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                                  2006   7,539,294     1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
Invesco V.I. Utilities Subaccount 2010   1,414,907     1.220 - 1.731   2,340,520          3.67      1.55 - 2.65      3.53 - 4.66
                                  2009   1,703,060     1.178 - 1.654   2,716,233          4.58      1.55 - 2.65    11.86 - 13.13
                                  2008   2,120,045     1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                                  2007   2,469,440     1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                                  2006   2,609,332     1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
Invesco V.I. Van Kampen           2010  12,335,955     0.681 - 1.553  15,074,925            --      1.40 - 2.60    16.48 - 18.19
  Capital Growth Subaccount       2009  15,018,782     0.579 - 1.314  15,653,524          0.02      1.40 - 2.60     0.00 - 63.84
                                  2008  17,441,725     0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
                                  2007 157,200,754     0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                                  2006 183,574,207     0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
Invesco V.I. Van Kampen           2010  95,244,297     1.498 - 1.557 145,446,901          1.99      1.40 - 1.90     9.90 - 10.50
   Equity and Income              2009 106,877,677     1.363 - 1.409 148,131,048          2.80      1.40 - 1.90    20.19 - 20.74
  Subaccount                      2008 124,047,368     1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
                                  2007 155,243,293     1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                                  2006 159,327,387     1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
Invesco V.I. Van Kampen           2010  22,997,005     1.043 - 1.491  27,619,127          0.21      1.40 - 2.60      2.26 - 3.76
  Government Subaccount           2009  26,434,581     1.019 - 1.437  30,860,900          6.16      1.40 - 2.60   (1.76) - (0.42)
                                  2008  30,065,152     1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
                                  2007  36,097,912     1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                                  2006  36,311,329     1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
Invesco V.I. Van Kampen           2010  95,521,755     1.032 - 1.730 130,864,665          0.11      1.40 - 2.60     9.24 - 10.97
  Growth and Income               2009 114,335,077     0.943 - 1.559 141,710,332          3.64      1.40 - 2.60    21.02 - 22.66
  Subaccount                      2008 135,745,590     0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
                                  2007 171,568,422     1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                                  2006 191,394,053     1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
Invesco V.I. Van Kampen Value     2010   7,468,086     1.057 - 1.638  10,217,449          1.53      1.40 - 2.60    12.79 - 14.15
  Subaccount                      2009   8,970,605     0.927 - 1.442  10,792,318          3.46      1.40 - 2.60    27.63 - 29.21
                                  2008  11,197,020     0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                  2007  14,734,499     1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                  2006  18,091,492     1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
Janus Aspen Enterprise            2010  20,137,778     0.619 - 2.202  17,466,737            --      0.30 - 2.60    22.28 - 25.15
  Subaccount                      2009  24,776,585     0.502 - 1.786  17,035,938            --      0.30 - 2.60    40.68 - 44.00
                                  2008  28,579,786     0.354 - 1.262  13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
                                  2007  32,312,340     0.643 - 2.299  27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                                  2006  37,639,585     0.538 - 1.932  25,719,132            --      0.60 - 2.60     2.48 - 12.66

114

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------- --------------------------- --------------------------------------------------
                                                    UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                     LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ------------- ------------- ------------- ---------------- -------------------
Janus Aspen Global Technology   2010  10,082,641 0.489 - 2.090     8,113,403            --      1.40 - 2.50    21.32 - 22.89
  Subaccount                    2009  11,535,408 0.400 - 1.711     7,376,909            --      1.40 - 2.50    53.05 - 54.61
                                2008  12,535,710 0.260 - 1.110     4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
                                2007  15,556,567 0.472 - 2.017    10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                                2006  16,742,310 0.395 - 1.688     8,626,487            --      1.40 - 2.45      5.20 - 6.30
Janus Aspen Overseas Subaccount 2010  40,655,745 1.569 - 3.781    91,389,889          0.54      1.25 - 2.50    21.93 - 23.50
                                2009  43,929,512 1.279 - 3.093    79,311,843          0.42      1.25 - 2.50    74.67 - 76.85
                                2008  45,196,584 0.727 - 1.767    45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
                                2007  46,649,433 1.551 - 3.783    98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                                2006  39,477,549 1.235 - 3.023    63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
Janus Aspen Worldwide           2010   1,013,409 0.853 - 1.306     1,072,638          0.50      0.30 - 1.30    14.04 - 15.17
  Subaccount                    2009   1,215,231 0.748 - 1.134     1,081,304          1.30      0.30 - 1.30    35.75 - 36.96
                                2008   1,473,348 0.551 - 1.606       933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
                                2007  34,679,126 0.711 - 1.706    28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                                2006  39,895,818 0.662 - 1.588    29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
LMPVET ClearBridge Variable     2010 443,390,285 0.939 - 1.592   497,935,929          0.13      0.30 - 2.70    21.43 - 24.70
  Aggressive Growth             2009 532,331,659 0.762 - 1.317   486,236,715            --      0.30 - 2.70    30.76 - 34.11
  Subaccount                    2008 622,180,674 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
                                2007 741,329,212 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                                2006 828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
LMPVET ClearBridge Variable     2010 340,812,870 1.118 - 1.654   439,981,790          1.52      0.60 - 2.70     9.69 - 11.88
  Appreciation Subaccount       2009 397,735,990 1.012 - 1.490   463,631,605          2.10      0.60 - 2.70    18.86 - 21.39
                                2008 467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
                                2007 583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                                2006 591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
LMPVET ClearBridge Variable     2010  83,531,091 0.982 - 1.493   103,730,472          0.81      1.30 - 2.70     9.71 - 11.17
  Capital Subaccount            2009  97,741,534 0.895 - 1.343   110,062,798          0.66      1.30 - 2.70    36.43 - 38.45
                                2008 115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                                2007 152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                                2006 183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
LMPVET ClearBridge Variable     2010  40,310,758 0.765 - 1.355    35,905,229          2.74      0.30 - 2.60     9.04 - 11.57
  Dividend Strategy Subaccount  2009  49,502,519 0.694 - 1.235    39,911,756          1.97      0.30 - 2.60    18.92 - 21.69
                                2008  57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
                                2007  71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                                2006  81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
LMPVET ClearBridge Variable     2010 117,810,538 0.896 - 1.362   130,583,106          3.70      0.30 - 2.70     9.14 - 11.90
  Equity Income Builder         2009 135,980,347 0.821 - 1.221   137,170,481          3.17      0.30 - 2.70    19.33 - 22.53
  Subaccount                    2008 156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
                                2007 193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                                2006 206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
LMPVET ClearBridge Variable     2010 360,564,870 1.023 - 3.147   478,128,074          1.65      0.30 - 2.75    13.48 - 16.32
  Fundamental All Cap Value     2009 428,072,804 0.901 - 2.730   494,512,064          1.33      0.30 - 2.75    25.84 - 28.91
  Subaccount                    2008 503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
                                2007 615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                                2006 579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10

115

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                      ----------- ----------------- ----------- --------------------------------------------------
                                                         UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable      2010 107,663,025     0.923 - 1.649 124,995,190          0.11      0.30 - 2.70      6.90 - 9.54
  Large Cap Growth Subaccount    2009 128,748,339     0.856 - 1.510 137,942,475          0.27      0.30 - 2.70    38.57 - 42.03
                                 2008 150,824,586     0.612 - 1.067 115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
                                 2007 188,404,599     0.994 - 1.712 234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                                 2006 232,886,086     0.961 - 1.636 281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
LMPVET ClearBridge Variable      2010 129,276,662     0.981 - 1.787 156,733,252          2.92      0.30 - 2.70      6.61 - 9.13
  Large Cap Value Subaccount     2009 153,410,278     0.920 - 1.643 172,680,085          1.90      0.30 - 2.70    21.21 - 24.09
                                 2008 180,915,479     0.759 - 1.327 166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                                 2007 228,211,487     1.212 - 2.074 330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                                 2006 101,551,259     1.199 - 2.008 156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
LMPVET ClearBridge Variable      2010  39,617,087     1.293 - 1.817  61,152,307            --      1.30 - 2.70    19.30 - 20.96
  Mid Cap Core Subaccount        2009  49,070,208     1.076 - 1.510  62,841,873          0.46      1.30 - 2.70    32.43 - 34.18
                                 2008  57,996,976     0.806 - 1.130  55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
                                 2007  71,238,308     1.269 - 1.778 107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                                 2006  84,470,972     1.208 - 1.697 121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
LMPVET ClearBridge Variable      2010  46,003,583     1.179 - 2.176  71,509,944            --      0.30 - 2.75    21.75 - 24.79
  Small Cap Growth Subaccount    2009  54,202,034     0.962 - 1.770  68,494,048            --      0.30 - 2.75    38.93 - 42.35
                                 2008  59,867,011     0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
                                 2007  71,547,703     1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                                 2006  48,654,073     1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
LMPVET Global Currents           2010  61,423,260     0.668 - 1.459  63,636,148          1.56      0.30 - 2.45      1.25 - 3.43
  Variable International All Cap 2009  72,264,608     0.656 - 1.431  72,976,986          1.16      0.30 - 2.45    25.53 - 28.15
  Opportunity Subaccount         2008  83,125,785     0.519 - 1.132  65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
                                 2007  99,535,027     0.933 - 2.034 140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                                 2006 117,587,244     0.891 - 1.946 158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
LMPVET Investment Counsel        2010  28,992,998     0.953 - 3.142  53,105,312          1.29      0.30 - 2.50     9.32 - 11.87
  Variable Social Awareness      2009  35,265,807     0.862 - 2.837  55,656,183          1.52      0.30 - 2.50    19.84 - 22.47
  Subaccount                     2008  39,745,946     0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
                                 2007  44,597,635     0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                                 2006  49,752,084     0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
LMPVET Variable Lifestyle        2010  69,091,278     1.300 - 1.743  97,750,305          2.91      1.17 - 1.90    12.26 - 13.04
  Allocation 50% Subaccount      2009  82,791,698     1.158 - 1.542 104,008,687          4.97      1.17 - 1.90    29.82 - 30.79
                                 2008 101,668,320     0.892 - 1.179  98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
                                 2007 127,276,506     1.252 - 1.642 171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                                 2006 145,594,514     1.236 - 1.609 193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
LMPVET Variable Lifestyle        2010  44,663,513     1.198 - 1.510  55,155,290          2.03      1.17 - 1.90    12.81 - 13.70
  Allocation 70% Subaccount      2009  52,457,087     1.062 - 1.328  57,089,042          3.47      1.17 - 1.90    30.47 - 31.36
                                 2008  61,066,781     0.814 - 1.011  50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
                                 2007  73,092,932     1.235 - 1.522  91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                                 2006  87,069,481     1.209 - 1.483 106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
LMPVET Variable Lifestyle        2010  28,603,564     1.129 - 1.485  33,646,055          1.57      1.17 - 1.90    13.47 - 14.32
  Allocation 85% Subaccount      2009  33,143,582     0.995 - 1.299  34,156,185          2.32      1.17 - 1.90    30.07 - 30.95
                                 2008  38,462,858     0.765 - 0.992  30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
                                 2007  45,631,090     1.246 - 1.604  58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                                 2006  53,182,538     1.229 - 1.570  66,724,256          0.99      1.17 - 1.90      7.43 - 8.20

116

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Western Asset Variable  2010  17,792,059     0.916 - 1.075  17,278,232          1.08      0.30 - 2.70      6.21 - 8.92
  Adjustable Rate Income       2009  19,371,479     0.861 - 0.987  17,529,423          1.87      0.30 - 2.70    14.32 - 17.08
  Subaccount                   2008  21,578,202     0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
                               2007  30,126,619     0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                               2006  35,144,629     0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
LMPVIT Western Asset Variable  2010  22,243,748     1.190 - 1.590  31,610,349          3.49      1.30 - 2.60     8.68 - 10.06
  Diversified Strategic Income 2009  26,699,119     1.093 - 1.445  34,599,462          5.05      1.30 - 2.60    16.24 - 17.83
  Subaccount                   2008  31,595,735     0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
                               2007  41,508,754     1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                               2006  50,158,783     1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
LMPVIT Western Asset Variable  2010   8,965,094     1.215 - 1.954  14,183,211          8.24      1.40 - 2.60    12.05 - 13.34
  Global High Yield Bond       2009  10,569,292     1.082 - 1.724  14,895,212         10.68      1.40 - 2.60    51.46 - 53.38
  Subaccount                   2008  11,006,706     0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
                               2007  13,236,960     1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                               2006  14,752,622     1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
LMPVIT Western Asset Variable  2010  85,709,100     1.322 - 2.329 144,770,864          9.24      0.30 - 2.70    13.47 - 16.27
  High Income Subaccount       2009 102,925,900     1.155 - 2.020 151,238,219         11.51      0.30 - 2.70    55.73 - 59.42
                               2008 123,565,072     0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
                               2007 159,566,246     1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                               2006 184,544,851     1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
LMPVIT Western Asset Variable  2010  25,454,040     1.077 - 1.646  33,724,247          2.70      1.40 - 2.60     9.02 - 10.25
  Strategic Bond Subaccount    2009  28,485,160     0.985 - 1.493  34,243,010          4.57      1.40 - 2.60    18.59 - 20.11
                               2008  29,886,687     0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
                               2007  36,686,427     1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                               2006  39,934,855     1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
MIST American Funds Balanced   2010   2,241,816     0.992 - 1.019   2,255,436          0.76      0.30 - 1.30    10.71 - 11.86
  Allocation Subaccount        2009   1,066,350     0.896 - 0.911     966,059            --      0.30 - 1.30    27.64 - 28.85
  (Commenced 4/28/2008)        2008     460,585     0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth     2010   2,314,410     0.944 - 0.969   2,214,066          0.55      0.30 - 1.30    12.11 - 13.07
  Allocation Subaccount        2009     860,371     0.842 - 0.857     733,008            --      0.30 - 1.30    32.18 - 33.70
   (Commenced 4/28/2008)       2008     361,073     0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
MIST American Funds Moderate   2010   1,184,260     1.017 - 1.044   1,220,961          1.32      0.30 - 1.30      8.54 - 9.55
  Allocation Subaccount        2009     664,781     0.937 - 0.953     628,194            --      0.30 - 1.30    21.85 - 22.97
  (Commenced 4/28/2008)        2008     127,658     0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth and   2010  13,146,573    1.120 - 21.512 266,748,724          1.45      1.00 - 1.65    11.78 - 12.58
  Income Subaccount            2009  14,486,682    1.002 - 19.108 261,765,961          2.26      1.00 - 1.65    20.00 - 20.68
  (Commenced 5/1/2006)         2008  15,925,617    0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
                               2007  18,277,607    1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
                               2006  21,299,043    1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield      2010  72,671,332     1.176 - 7.557 150,232,781          5.46      0.19 - 2.75    12.17 - 15.88
  Subaccount                   2009  52,060,128     1.099 - 6.584 105,877,776          5.75      0.19 - 2.65    42.84 - 46.92
  (Commenced 5/1/2006)         2008  55,599,982     0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
                               2007  63,143,456     1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
                               2006  45,095,489     1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST BlackRock Large Cap        2010  54,907,593     0.789 - 1.453  54,941,051          1.24      0.30 - 2.75     9.44 - 12.18
  Core Subaccount               2009  63,249,054     0.712 - 1.314  56,574,643          1.44      0.30 - 2.75    15.99 - 18.86
  (Commenced 5/1/2006)          2008  71,441,239     0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
                                2007  85,113,395     0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
                                2006 101,594,807     0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real Estate 2010  89,036,157     0.848 - 2.263  86,851,730          8.52      0.30 - 2.75    13.07 - 15.96
  Subaccount                    2009  98,568,292     0.750 - 1.979  84,648,075          3.61      0.30 - 2.75    31.31 - 34.81
                                2008 105,420,478     0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
                                2007 124,374,407     1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
                                2006 139,168,963     1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
MIST Dreman Small Cap Value     2010  11,051,153     1.161 - 1.530  15,942,525          0.88      0.30 - 2.70    16.33 - 19.24
  Subaccount                    2009  11,126,251     0.984 - 1.296  13,676,299          0.92      0.30 - 2.70    25.72 - 28.66
  (Commenced 5/1/2006)          2008  11,190,143     0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
                                2007  10,129,896     1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
                                2006   6,819,826     1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark             2010  59,047,438     1.130 - 2.048  89,505,876          2.13      0.30 - 2.70    13.54 - 16.31
  International Subaccount      2009  65,954,572     0.986 - 1.786  86,620,909          8.30      0.30 - 2.70    51.28 - 55.03
  (Commenced 5/1/2006)          2008  73,645,655     0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
                                2007  89,021,152     1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
                                2006  97,474,617     1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Invesco Small Cap Growth   2010   8,936,088     1.118 - 1.974  13,490,846            --      0.30 - 2.70    16.36 - 26.09
  Subaccount                    2009   7,370,837     0.907 - 1.169   8,271,522            --      0.30 - 2.70    30.71 - 33.87
  (Commenced 5/1/2006)          2008   6,688,902     0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
                                2007   4,965,688     1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
                                2006   3,177,286     1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44
MIST Janus Forty Subaccount     2010 130,954,529     0.743 - 7.751 563,298,004          1.83      0.30 - 2.75      6.69 - 9.36
  (Commenced 5/1/2006)          2009 178,453,861     0.690 - 7.156 617,906,720            --      0.30 - 2.75    39.33 - 42.78
                                2008 184,741,781     0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
                                2007 191,666,259     0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
                                2006 214,476,771     0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap             2010  55,785,950     1.026 - 2.677  94,335,966          1.07      0.30 - 2.65    19.63 - 22.86
  Subaccount                    2009  64,642,037     0.855 - 2.185  90,411,267          1.37      0.30 - 2.65    33.13 - 36.70
  (Commenced 4/30/2007)         2008  69,717,278     0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
                                2007   5,965,059     1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason ClearBridge     2010     243,732     0.763 - 0.843     194,775            --      0.30 - 1.30    22.08 - 23.43
  Aggressive Growth Subaccount  2009     206,409     0.625 - 0.683     138,656            --      0.30 - 1.30    31.30 - 32.62
  (Commenced 4/28/2008)         2008     103,980     0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
MIST Legg Mason Value Equity    2010   6,077,562     0.617 - 0.707   3,871,329          2.19      0.30 - 2.60      4.58 - 7.12
  Subaccount                    2009   7,082,207     0.590 - 0.660   4,295,464          1.79      0.30 - 2.60    34.40 - 37.50
                                2008   9,703,866     0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
                                2007   8,033,958     0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
                                2006   8,080,451     1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
MIST Loomis Sayles Global       2010  33,062,109     1.736 - 5.212 169,859,208          3.48      0.30 - 1.65    20.39 - 22.05
  Markets Subaccount            2009  43,268,117     1.440 - 4.312 166,789,133          2.44      0.30 - 1.65    38.65 - 40.52
  (Commenced 4/30/2007)         2008  46,805,268     1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
                                2007  52,358,564     1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Bond          2010  40,480,659     1.372 - 2.217  69,771,604          6.51      0.30 - 2.65    10.20 - 12.86
  Debenture Subaccount         2009  45,437,764     1.245 - 1.982  70,758,842          7.78      0.30 - 2.65    33.50 - 36.72
  (Commenced 5/1/2006)         2008  50,357,034     0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
                               2007  60,470,520     1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
                               2006  63,399,577     1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and    2010 153,267,618     0.877 - 5.230 148,207,202          1.06      0.30 - 2.70    13.90 - 16.69
  Income Subaccount            2009 178,302,083     0.770 - 4.000 149,934,901          2.27      0.30 - 2.70    15.27 - 18.02
                               2008 200,939,476     0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
                               2007 239,539,828     1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
                               2006 191,555,885     1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
MIST Lord Abbett Mid Cap       2010  59,583,746     0.934 - 1.350  59,037,980          0.62      0.30 - 2.70    22.09 - 25.23
  Value Subaccount             2009  70,579,098     0.765 - 1.078  56,795,766          2.21      0.30 - 2.70    23.15 - 26.08
                               2008  80,119,831     0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
                               2007  94,328,307     1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
                               2006   4,978,445     1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
MIST Met/Eaton Vance Floating  2010     711,474     1.014 - 1.020     725,074            --      1.70 - 2.60      1.44 - 2.04
  Rate Subaccount
  (Commenced 5/3/2010)
MIST Met/Franklin Mutual       2010     849,530     0.867 - 0.883     745,697            --      1.70 - 2.35      8.38 - 9.15
  Shares Subaccount            2009     658,147     0.800 - 0.809     530,058            --      1.70 - 2.35    21.95 - 22.76
  (Commenced 4/28/2008)        2008     386,422     0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
MIST Met/Templeton Growth      2010  31,582,017     0.908 - 1.449  36,594,907            --      1.30 - 2.60    10.07 - 11.55
  Subaccount
  (Commenced 5/3/2010)
MIST MetLife Balanced Strategy 2010  21,057,825     1.046 - 1.196  24,508,815          2.15      1.55 - 2.65    10.62 - 11.78
  Subaccount                   2009  23,223,388     0.944 - 1.070  24,265,282            --      1.55 - 2.65    22.33 - 23.27
  (Commenced 5/4/2009)
MIST MetLife Growth Strategy   2010  18,635,211     1.060 - 1.231  22,297,948          1.78      1.55 - 2.55    12.60 - 13.67
  Subaccount                   2009  22,113,186     0.941 - 1.083  23,350,459            --      1.55 - 2.55    26.14 - 27.11
  (Commenced 5/4/2009)
MIST MetLife Moderate Strategy 2010  13,603,309     1.092 - 1.231  16,268,189          2.50      1.55 - 2.55     9.64 - 10.60
  Subaccount                   2009  13,266,871     0.996 - 1.113  14,418,041            --      1.55 - 2.55    20.11 - 20.98
  (Commenced 5/4/2009)
MIST MFS Emerging Markets      2010  40,055,591     1.536 - 3.875 113,623,154          1.14      0.30 - 2.75    20.34 - 23.67
  Equity Subaccount            2009  45,575,766     1.276 - 3.195 106,330,059          1.85      0.30 - 2.75    64.38 - 68.59
  (Commenced 4/30/2007)        2008  49,186,008     0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
                               2007  22,838,831     2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research              2010  48,036,599     1.127 - 1.981  71,851,431          1.78      0.30 - 2.65     8.52 - 11.02
  International Subaccount     2009  57,249,025     1.038 - 1.809  77,964,871          3.25      0.30 - 2.65    28.09 - 31.20
                               2008  65,026,844     0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
                               2007  57,544,188     1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
                               2006   5,651,436     1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------- ----------------- ----------- --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Morgan Stanley Mid Cap   2010  11,758,200     0.973 - 2.657  18,023,005          0.12      0.30 - 2.60    28.69 - 31.65
  Growth Subaccount           2009  15,136,307     0.750 - 2.045  17,892,218          0.01      0.30 - 2.60    53.24 - 56.78
                              2008  16,241,619     0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
                              2007   3,986,582     1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
                              2006   4,406,247     1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
MIST Oppenheimer Capital      2010 370,415,704     0.840 - 0.960 324,669,577          0.67      0.30 - 2.65      6.57 - 9.34
  Appreciation Subaccount     2009 431,970,938     0.779 - 0.878 351,416,197            --      0.30 - 2.65    39.93 - 43.70
  (Commenced 5/1/2006)        2008 458,261,491     0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
                              2007  26,945,381     1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
                              2006  25,498,695     1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation          2010  84,809,882     1.150 - 1.410 110,311,164          2.54      0.30 - 2.75      5.00 - 7.67
  Protected Bond Subaccount   2009  85,594,721     1.092 - 1.323 104,939,462          3.81      0.30 - 2.75    14.94 - 18.00
                              2008  84,875,080     0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
                              2007  73,914,152     1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
                              2006   4,512,924     0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
MIST PIMCO Total Return       2010 285,034,968     1.279 - 1.854 430,615,868          3.67      0.30 - 2.70      5.25 - 7.89
  Subaccount                  2009 309,041,939     1.213 - 1.724 437,011,528          0.57      0.30 - 2.70    10.87 - 16.13
                              2008  20,657,165     1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
                              2007  17,237,540     1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
                              2006  15,842,977     1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
MIST Pioneer Fund Subaccount  2010  30,744,777     0.885 - 1.940  48,832,317          0.94      0.30 - 2.60    13.24 - 15.84
  (Commenced 5/1/2006)        2009  35,071,315     0.778 - 1.690  48,615,076          1.01      0.30 - 2.60    20.72 - 26.30
                              2008  16,387,552     0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
                              2007  18,642,832     1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006  21,298,211     0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income 2010 163,592,465     1.280 - 2.659 266,557,264          5.15      0.30 - 2.75     8.94 - 11.80
  Subaccount                  2009 167,562,465     1.174 - 2.399 249,602,835          4.51      0.30 - 2.75    22.59 - 32.67
  (Commenced 5/1/2006)        2008 132,562,461     0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
                              2007 137,915,159     1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
                              2006 139,920,997     1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57
MIST RCM Technology           2010   1,999,423     1.137 - 1.417   2,724,803            --      1.55 - 2.65    23.05 - 24.41
  Subaccount
  (Commenced 5/3/2010)
MIST SSgA Growth and          2010 110,185,544             1.148 126,498,036          1.37             1.25            10.81
  Income ETF Subaccount       2009 118,121,815             1.036 122,341,279          2.14             1.25            23.33
  (Commenced 11/14/2005 and   2008 130,577,256             0.840 109,653,164          1.90             1.25           (25.99)
  began transactions in 2006) 2007 147,441,601             1.135 167,304,437            --             1.25             4.13
                              2006 158,709,583             1.090 173,013,019          1.47             1.25             9.00
MIST SSgA Growth ETF          2010 142,607,091             1.100 156,916,020          1.53             1.25            12.70
  Subaccount                  2009 151,971,206             0.976 148,328,139          1.93             1.25            27.42
  (Commenced 11/14/2005 and   2008 161,274,026             0.766 123,461,622          1.56             1.25           (33.74)
  began transactions in 2006) 2007 175,301,265             1.156 202,730,917            --             1.25             4.24
                              2006 181,206,750             1.109 200,905,447          1.09             1.25            10.90
MIST T. Rowe Price Mid Cap    2010   2,637,941     0.931 - 1.637   3,627,883            --      1.55 - 2.65    24.40 - 25.73
  Growth Subaccount           2009   2,174,650     0.755 - 1.302   2,536,266            --      1.55 - 2.65    29.50 - 43.23
  (Commenced 4/28/2008)       2008   1,198,311     0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                 ----------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Third Avenue Small Cap 2010 118,085,929     0.946 - 1.914 155,522,778          1.21      0.30 - 2.70    16.75 - 19.59
  Value Subaccount          2009 135,415,681     0.810 - 1.619 149,634,615          1.19      0.30 - 2.70    23.10 - 26.11
  (Commenced 5/1/2006)      2008 150,325,118     0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
                            2007 177,121,221     0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
                            2006  63,225,110     1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap Growth  2010   1,767,559     1.330 - 1.717   2,845,882            --      1.55 - 2.65    23.84 - 25.24
  Subaccount                2009   2,403,026     1.074 - 1.371   3,118,333            --      1.55 - 2.65    43.39 - 44.93
  (Commenced 4/28/2008)     2008   2,586,292     0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Comstock    2010 178,757,353     0.934 - 1.568 225,341,481          1.58      0.30 - 2.75    11.79 - 14.51
  Subaccount                2009 212,159,391     0.834 - 1.373 237,036,843          0.01      0.30 - 2.75    23.19 - 31.15
                            2008     938,859     0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
                            2007   1,286,953     1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
                            2006   1,279,856     1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
Morgan Stanley Capital      2010     877,893     1.404 - 1.780   1,463,366            --      1.60 - 2.60    24.13 - 25.44
  Opportunities Subaccount  2009     921,618     1.128 - 1.419   1,228,624          0.12      1.60 - 2.60    66.53 - 68.13
                            2008     938,169     0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
                            2007   1,543,165     1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                            2006   1,027,015     1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
MSF Barclays Capital        2010  51,647,712     1.235 - 2.347 111,235,771          3.84      0.30 - 1.40      4.57 - 5.75
  Aggregate Bond            2009  62,894,452     1.181 - 2.241 124,909,151          6.40      0.30 - 1.40      3.69 - 4.85
  Index Subaccount          2008  71,329,220     1.139 - 2.158 135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)    2007  85,048,945     1.090 - 2.062 154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive    2010 116,770,017     0.602 - 1.655 114,976,088            --      0.30 - 2.70    12.16 - 14.83
  Growth Subaccount         2009 136,340,583     0.533 - 1.463 118,461,145          0.07      0.30 - 2.70    45.36 - 48.77
  (Commenced 5/1/2006)      2008 154,809,818     0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
                            2007 185,128,306     0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
                            2006 221,481,261     0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income   2010 225,736,980     1.021 - 1.930 291,924,540          3.97      0.30 - 2.75      5.26 - 8.01
  Subaccount                2009 254,242,025     0.970 - 1.805 310,155,879          6.84      0.30 - 2.75      5.70 - 9.11
  (Commenced 5/1/2006)      2008 265,533,848     0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
                            2007 316,222,898     1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
                            2006 358,237,572     1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified   2010 118,061,128     1.037 - 2.464 263,504,413          1.96      0.30 - 2.65      6.47 - 9.35
  Subaccount                2009 141,009,077     0.974 - 5.481 281,893,639          2.89      0.30 - 2.65    13.92 - 18.94
  (Commenced 4/30/2007)     2008  68,632,597     0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
                            2007  72,810,413     1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap     2010  15,747,692     0.839 - 1.214  17,609,264          0.86      0.30 - 2.65      6.10 - 8.59
  Value Subaccount          2009  18,388,146     0.790 - 1.118  19,257,470          1.36      0.30 - 2.65     8.19 - 10.69
  (Commenced 4/28/2008)     2008  18,738,894     0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large  2010 232,943,584     0.708 - 3.369 268,487,543          0.24      0.30 - 2.75    16.47 - 19.49
  Cap Growth Subaccount     2009 278,436,667     0.600 - 2.847 269,927,201            --      0.30 - 2.75    28.38 - 30.51
  (Commenced 4/28/2008)     2008       8,268             2.335      19,311            --             0.30           (34.82)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------- ----------------- ----------- --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Money           2010 390,620,368     0.967 - 1.837 442,249,891          0.01      0.30 - 2.75    (2.77) - 0.55
  Market Subaccount           2009 292,409,144     1.000 - 1.866 335,600,209          0.45      0.30 - 2.75    (2.34) - 0.09
  (Commenced 5/1/2006)        2008 380,710,006     1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
                              2007 296,236,103     1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
                              2006 226,079,051     0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Davis Venture Value       2010  39,290,500     0.902 - 1.341  46,053,005          0.99      0.30 - 2.75     8.80 - 11.64
  Subaccount                  2009  46,272,413     0.820 - 1.219  49,036,833          1.55      0.30 - 2.75    28.12 - 31.64
  (Commenced 4/28/2008)       2008  50,458,028     0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
MSF FI Value Leaders          2010  77,016,714     0.884 - 1.684  99,325,424          1.56      0.30 - 2.65    11.26 - 14.05
  Subaccount                  2009  90,780,311     0.790 - 1.492 103,755,815          2.82      0.30 - 2.65    18.31 - 21.34
  (Commenced 5/1/2006)        2008 105,348,325     0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
                              2007 122,428,834     1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
                              2006 144,737,748     1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth           2010  76,713,717     0.540 - 1.500  56,595,399          0.46      0.30 - 2.60     8.51 - 10.94
  Subaccount                  2009  92,196,381     0.492 - 1.368  61,763,702          0.04      0.30 - 2.60    36.00 - 39.13
  (Commenced 4/28/2008)       2008 110,066,602     0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small       2010     192,214     2.925 - 3.399     628,433            --      1.70 - 2.60    23.94 - 25.06
  Cap Core Subaccount         2009     123,912     2.398 - 2.718     325,388            --      1.70 - 2.50    26.14 - 26.77
  (Commenced 5/4/2009)
MSF Met/Artisan Mid Cap Value 2010   1,029,255     2.069 - 2.183   2,194,400            --      1.40 - 2.10    14.63 - 15.44
  Subaccount
  (Commenced 5/3/2010)
MSF Met/Dimensional           2010      63,743     1.684 - 1.713     108,458          1.23      1.70 - 2.50    19.60 - 20.55
  International Small Company 2009      53,278     1.408 - 1.421      75,431            --      1.70 - 2.50    38.45 - 39.18
  Subaccount
  (Commenced 5/4/2009)
MSF MetLife Aggressive        2010  56,329,423     0.888 - 1.023  55,743,047          1.07      0.30 - 2.60    12.69 - 15.33
  Allocation Subaccount       2009  66,763,928     0.788 - 0.887  57,912,078          2.17      0.30 - 2.60    28.08 - 31.02
  (Commenced 11/14/2005 and   2008  65,363,759     0.615 - 0.677  43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  began transactions in 2006) 2007  68,089,229     1.060 - 1.146  77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
                              2006   8,380,176     1.053 - 1.124   8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
MSF MetLife Conservative      2010  32,850,961     1.114 - 1.255  38,552,233          3.77      0.30 - 2.70      7.12 - 9.70
  Allocation Subaccount       2009  30,329,127     1.040 - 1.144  32,861,250          3.10      0.30 - 2.70    17.38 - 20.17
  (Commenced 11/14/2005 and   2008  26,245,707     0.886 - 0.952  23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  began transactions in 2006) 2007  15,892,326     1.067 - 1.116  17,241,806            --      0.30 - 2.50    (0.09) - 5.28
                              2006   6,328,313     1.036 - 1.060   6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
MSF MetLife Conservative to   2010  81,246,395     1.062 - 1.207  92,534,789          3.47      0.30 - 2.65     8.59 - 11.14
  Moderate Allocation         2009  86,062,934     0.983 - 1.086  89,073,057          3.32      0.30 - 2.50    20.61 - 23.27
  Subaccount                  2008  89,863,744     0.815 - 0.881  76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  (Commenced 11/14/2005 and   2007  93,106,882     1.067 - 1.127 102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  began transactions in 2006) 2006  10,121,656     1.043 - 1.078  10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
MSF MetLife Mid Cap Stock     2010   6,949,687             1.137   7,903,300          1.00             1.25            24.67
  Index Subaccount            2009   6,859,089             0.912   6,254,414          1.77             1.25            35.31
  (Commenced 5/1/2006)        2008   6,459,837             0.674   4,353,823          1.37             1.25           (36.95)
                              2007   5,333,803             1.069   5,703,436          0.72             1.25             6.37
                              2006   2,799,148             1.005   2,811,968            --             1.25             0.10

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ----------- --------------------------- --------------------------------------------------
                                                  UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                   LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------- ---------------- -------------------
MSF MetLife Moderate          2010 393,118,303 0.999 - 1.154   427,765,478          2.63      0.30 - 2.75    10.02 - 12.81
  Allocation Subaccount       2009 422,006,805 0.908 - 1.023   411,199,938          3.02      0.30 - 2.75    23.17 - 26.14
  (Commenced 11/14/2005 and   2008 448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  began transactions in 2006) 2007 479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
                              2006  42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
MSF MetLife Moderate to       2010 343,766,439 0.944 - 1.097   359,791,293          2.21      0.30 - 2.65    11.72 - 14.39
  Aggressive Allocation       2009 385,002,457 0.845 - 0.959   356,369,177          2.58      0.30 - 2.65    25.71 - 28.72
  Subaccount                  2008 401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  (Commenced 11/14/2005 and   2007 442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  began transactions in 2006) 2006  41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
MSF MetLife Stock Index       2010 752,977,742 0.788 - 2.078   807,958,649          1.80      0.28 - 3.50    10.69 - 14.51
  Subaccount                  2009 956,309,555 0.696 - 1.820   894,068,941          1.48      0.28 - 3.50    22.80 - 28.15
  (Commenced 5/1/2006)        2008 491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
                              2007 531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
                              2006   3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return          2010 365,263,272 0.904 - 2.829   594,788,580          2.94      0.30 - 2.75      6.82 - 9.55
  Subaccount                  2009 424,517,109 0.846 - 2.605   636,362,549          4.24      0.30 - 2.75    15.10 - 18.01
  (Commenced 5/1/2006)        2008 485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
                              2007 592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
                              2006 660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount      2010  55,157,576 1.119 - 1.602    73,901,755          1.45      0.30 - 2.70     8.31 - 11.16
  (Commenced 5/1/2006)        2009  58,644,242 1.024 - 1.470    71,463,612            --      0.30 - 2.70    17.51 - 20.39
                              2008  62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
                              2007  61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                              2006  58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE       2010  39,250,929 0.910 - 2.164    72,320,627          2.90      0.30 - 1.60      6.56 - 7.83
  Index Subaccount            2009  48,947,939 0.854 - 2.025    81,732,457          4.32      0.30 - 1.60    26.52 - 28.27
  (Commenced 5/1/2006)        2008  52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
                              2007  61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
                              2006      73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41
MSF Neuberger Berman Mid      2010  11,259,940 1.138 - 2.411    18,962,920          0.86      1.40 - 2.60    23.08 - 24.51
  Cap Value Subaccount        2009  13,067,556 0.922 - 1.586    17,694,207          1.60      1.40 - 2.60    44.25 - 46.12
  (Commenced 4/30/2007)       2008  15,069,022 0.636 - 1.092    13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
                              2007  18,555,447 1.236 - 2.113    33,318,738            --      1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global Equity 2010 355,293,700 0.959 - 1.863   371,423,984          1.52      0.30 - 2.70    12.45 - 16.53
  Subaccount                  2009 410,567,773 0.849 - 1.589   374,398,305          2.51      0.30 - 2.70    36.04 - 40.00
  (Commenced 5/1/2006)        2008 448,654,570 0.623 - 1.146   295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
                              2007 494,911,133 1.078 - 1.959   557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
                              2006 522,236,566 1.043 - 1.062   549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index        2010  41,489,141 1.329 - 2.988   109,316,701          1.17      0.30 - 1.65    24.90 - 26.48
  Subaccount                  2009  52,166,793 1.064 - 2.384   102,896,929          2.08      0.30 - 1.65    23.86 - 25.64
  (Commenced 4/30/2007)       2008  54,971,926 0.859 - 1.916    87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
                              2007  60,356,432 1.309 - 2.917   146,529,196            --      0.30 - 1.65   (7.89) - (0.63)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF T. Rowe Price Large Cap    2010  45,753,740     1.009 - 1.613  48,700,718          0.07      0.30 - 2.65    13.72 - 16.38
  Growth Subaccount            2009  53,594,235     0.887 - 1.386  49,610,845          0.34      0.30 - 2.65    39.25 - 42.59
  (Commenced 5/1/2006)         2008  59,778,256     0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
                               2007  64,027,839     1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
                               2006  72,617,849     1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap    2010  76,912,938     1.033 - 1.996 105,806,004            --      0.30 - 2.65    31.04 - 34.21
  Growth Subaccount            2009  84,858,983     0.788 - 1.491  87,765,568          0.06      0.30 - 2.65    34.93 - 38.25
  (Commenced 4/28/2008)        2008  91,237,701     0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset Management   2010   3,494,208     2.286 - 2.523   8,424,280          6.37      1.17 - 1.45    11.08 - 11.45
  Strategic Bond Opportunities 2009   3,762,287     2.058 - 2.267   8,142,474          6.88      1.17 - 1.45    30.34 - 30.64
  Subaccount                   2008   4,192,426     1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  (Commenced 5/1/2006)         2007   4,659,891     1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
                               2006   5,511,825     1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management   2010 125,335,567     1.040 - 2.422 173,254,111          2.75      0.15 - 2.45      3.23 - 5.63
  U.S. Government Subaccount   2009 140,576,689     1.004 - 2.314 185,790,047          4.76      0.15 - 2.45      1.78 - 4.15
  (Commenced 11/14/2005 and    2008 165,146,188     1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  began transactions in 2006)  2007  85,176,942     1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
                               2006  93,487,936     1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
Pioneer VCT Bond Subaccount    2010  22,005,335     1.271 - 1.322  28,692,304          4.69      1.50 - 2.75      6.01 - 7.32
  (Commenced 2/14/2005 and     2009  22,861,075     1.199 - 1.232  27,892,198          5.31      1.50 - 2.75    14.08 - 15.57
  began transactions in 2007)  2008  22,163,097     1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
                               2007  19,594,381     1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
Pioneer VCT Cullen Value       2010  13,452,820     1.005 - 1.071  14,111,087          0.59      1.50 - 2.75      6.31 - 7.64
  Subaccount                   2009  14,948,808     0.944 - 0.995  14,626,585          0.78      1.50 - 2.75    12.54 - 14.01
                               2008  14,609,008     0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
                               2007  15,163,835     1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
                               2006  11,247,180     1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
Pioneer VCT Emerging Markets   2010   8,376,046     1.864 - 3.582  26,221,434          0.31      1.50 - 2.75    12.48 - 13.89
  Subaccount                   2009   9,315,020     1.650 - 3.147  25,836,006          0.89      1.50 - 2.75    69.34 - 71.42
                               2008   8,306,485     0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959     2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006   8,408,497     1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
Pioneer VCT Equity Income      2010  14,712,580     1.092 - 1.534  21,292,601          2.05      1.50 - 2.60    16.21 - 17.49
  Subaccount                   2009  16,094,477     0.910 - 1.307  19,818,006          3.08      1.50 - 2.60    10.96 - 12.19
                               2008  18,907,498     0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961     1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006  21,474,930     1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
Pioneer VCT Fund Subaccount    2010  21,614,988     1.108 - 1.479  29,482,803          1.10      1.40 - 2.65    12.65 - 14.12
                               2009  24,462,769     0.975 - 1.298  29,315,550          1.55      1.40 - 2.65    21.57 - 23.12
                               2008  29,416,956     0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                               2007  35,397,790     1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                               2006  26,477,150     1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
Pioneer VCT Ibbotson Growth    2010 221,599,749     0.986 - 1.164 246,699,062          1.91      1.50 - 2.90    11.41 - 13.12
  Allocation Subaccount        2009 235,330,904     0.885 - 1.029 233,598,663          2.51      1.50 - 2.90    28.97 - 30.66
                               2008 241,041,098     0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
                               2007 211,130,637     1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
                               2006 126,729,579     1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate   2010 119,014,176     1.018 - 1.175 134,202,065          2.54      1.50 - 2.90    10.65 - 12.23
  Allocation Subaccount         2009 127,523,679     0.920 - 1.047 129,177,322          3.43      1.50 - 2.90    27.74 - 29.49
                                2008 131,739,676     0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
                                2007 128,084,206     1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
                                2006  86,309,793     1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
Pioneer VCT Mid Cap Value       2010  27,106,926     1.205 - 1.801  43,769,962          0.89      1.40 - 2.75    14.65 - 16.27
  Subaccount                    2009  31,686,148     0.946 - 1.551  43,949,273          1.29      1.40 - 2.75    21.93 - 23.45
                                2008  36,082,317     0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
                                2007  42,880,338     1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                                2006  41,251,442     1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
Pioneer VCT Real Estate Shares  2010   8,080,999     1.242 - 2.025  15,025,737          2.45      1.50 - 2.60    25.25 - 26.68
  Subaccount                    2009   8,382,574     0.960 - 1.600  12,313,902          4.45      1.50 - 2.60    28.17 - 29.57
                                2008   8,720,284     0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
                                2007   9,621,836     1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                                2006  10,809,247     1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
UIF Capital Growth Subaccount   2010   7,852,817     0.862 - 1.806   9,543,702          0.12      1.40 - 2.60    19.72 - 21.27
                                2009   9,106,525     0.714 - 1.498   9,168,364            --      1.40 - 2.60    61.13 - 63.27
                                2008  10,817,955     0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                                2007  13,918,589     0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                                2006  15,038,110     0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
UIF U.S. Real Estate Subaccount 2010  16,338,780     1.263 - 1.299  20,965,294          2.17      1.40 - 1.90    27.45 - 28.11
                                2009  20,079,803     0.991 - 1.014  20,149,396          3.29      1.40 - 1.90    25.92 - 26.59
                                2008  21,716,459     0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
                                2007  25,452,950     1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006  26,061,240     1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
Wells Fargo VT Small Cap        2010   2,391,673     1.482 - 2.269   4,028,620          1.51      0.30 - 1.85    15.16 - 16.95
  Value Subaccount              2009   2,853,960     1.280 - 1.947   4,195,513          1.23      0.30 - 1.85    57.11 - 59.59
                                2008   2,939,820     0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
                                2007   3,380,492     1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
                                2006   4,426,775     1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                     ALLIANCEBERNSTEIN GLOBAL
                                  ALGER CAPITAL APPRECIATION                  THEMATIC GROWTH             AMERICAN FUNDS BOND
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010                2009          2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year             2,568,654      2,726,355    1,859,710           1,967,504     5,354,874         1,707,759
Units issued and transferred
  from other funding options          378,839        635,750       67,315             539,364     3,203,628         4,925,075
Units redeemed and transferred to
  other funding options              (839,082)      (793,451)    (381,661)           (647,158)   (1,929,428)       (1,277,960)
Annuity units                              --             --           --                  --            --                --
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                   2,108,411      2,568,654    1,545,364           1,859,710     6,629,074         5,354,874
                                  ============== ============== ============ =================== ============= =================

                                              AMERICAN FUNDS              CREDIT SUISSE TRUST
                                               GROWTH-INCOME    INTERNATIONAL EQUITY FLEX III    DELAWARE VIP SMALL CAP VALUE
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010             2009 (a)         2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year           305,682,875    341,874,694    1,019,821                  --    11,809,419        13,377,371
Units issued and transferred
  from other funding options       14,097,977     19,861,178      120,858           1,020,193     1,318,201         1,307,264
Units redeemed and transferred to
  other funding options           (53,684,920)   (56,042,741)     (79,757)               (372)   (2,630,207)       (2,875,120)
Annuity units                          (9,960)       (10,256)          --                  --           (93)              (96)
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                 266,085,972    305,682,875    1,060,922           1,019,821    10,497,320        11,809,419
                                  ============== ============== ============ =================== ============= =================

                                  DWSII DREMAN SMALL MID CAP                                        DWSII GOVERNMENT & AGENCY
                                                       VALUE            DWSII GLOBAL THEMATIC                      SECURITIES
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010                2009          2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year             6,769,158      7,699,706    3,417,264           3,883,900     5,472,346         7,027,315
Units issued and transferred
  from other funding options          271,638        721,536      247,409             430,732       792,647         1,916,845
Units redeemed and transferred to
  other funding options            (1,491,492)    (1,652,084)    (769,644)           (897,368)   (1,571,651)       (3,471,814)
Annuity units                              --             --           --                  --            --                --
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                   5,549,304      6,769,158    2,895,029           3,417,264     4,693,342         5,472,346
                                  ============== ============== ============ =================== ============= =================

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                                             AMERICAN FUNDS
AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                  SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------ -----------------------------
       2010             2009          2010             2009           2010           2009
-------------- ---------------- ------------- ---------------- -------------- --------------
130,525,259      148,315,752     1,997,395          638,633    323,767,342    359,615,200
 10,765,450       13,121,160     1,243,457        1,770,996     20,613,179     29,804,962
(26,042,521)     (30,904,150)     (605,241)        (412,234)   (62,363,447)   (65,637,716)
     (7,285)          (7,503)           --               --        (14,661)       (15,104)
-------------- ---------------- ------------- ---------------- -------------- --------------
115,240,903      130,525,259     2,635,611        1,997,395    282,002,413    323,767,342
============== ================ ============= ================ ============== ==============

DREYFUS SOCIALLY RESPONSIBLE
                      GROWTH            DWSI CAPITAL GROWTH           DWSI HEALTH CARE
                  SUBACCOUNT                     SUBACCOUNT                 SUBACCOUNT
------------------------------- --------------------------- --------------------------
      2010              2009          2010          2009         2010          2009
------------- ----------------- ------------- ------------- ------------ -------------
   574,094           582,742     8,917,378    10,177,735    2,380,096     3,239,205
    10,491            48,318       223,817     1,044,047      162,665       516,084
  (103,708)          (56,966)   (1,720,309)   (2,304,404)    (339,757)   (1,375,193)
        --                --            --            --           --            --
------------- ----------------- ------------- ------------- ------------ -------------
   480,877           574,094     7,420,886     8,917,378    2,203,004     2,380,096
============= ================= ============= ============= ============ =============

                              FIDELITY VIP DYNAMIC CAPITAL
   FIDELITY VIP CONTRAFUND                    APPRECIATION    FIDELITY VIP EQUITY-INCOME
                SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------- -----------------------------
       2010           2009          2010              2009           2010           2009
-------------- -------------- ------------- ----------------- -------------- --------------
181,273,642    193,501,420     2,259,227         2,474,553    108,541,676    115,661,779
 15,737,799     22,068,618       317,045           127,581      7,103,254     10,367,230
(36,192,976)   (34,286,786)     (775,924)         (342,907)   (28,131,502)   (17,470,189)
     (9,317)        (9,610)           --                --        (16,168)       (17,144)
-------------- -------------- ------------- ----------------- -------------- --------------
160,809,148    181,273,642     1,800,348         2,259,227     87,497,260    108,541,676
============== ============== ============= ================= ============== ==============

127

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                                               FTVIPT FRANKLIN INCOME
                                  FIDELITY VIP HIGH INCOME          FIDELITY VIP MID CAP                   SECURITIES
                                                SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  --------------------------- ----------------------------- ----------------------------
                                        2010          2009           2010           2009           2010          2009
                                  ------------- ------------- -------------- -------------- -------------- -------------
Units beginning of year           14,725,421    15,749,612    163,964,353    175,219,157     30,320,651    27,781,181
Units issued and transferred
  from other funding options       1,254,717     2,137,591     17,556,588     20,288,000      9,664,076     9,004,127
Units redeemed and transferred to
  other funding options           (4,635,180)   (3,160,478)   (31,274,466)   (31,533,212)   (10,683,271)   (6,383,740)
Annuity units                         (1,237)       (1,304)        (9,251)        (9,592)       (78,554)      (80,917)
                                  ------------- ------------- -------------- -------------- -------------- -------------
Units end of year                 11,343,721    14,725,421    150,237,224    163,964,353     29,222,902    30,320,651
                                  ============= ============= ============== ============== ============== =============

                                  FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN     FTVIPT TEMPLETON GROWTH
                                           MARKETS SECURITIES                    SECURITIES                  SECURITIES
                                                   SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ------------------------------ ----------------------------- ---------------------------
                                        2010             2009           2010           2009          2010          2009
                                  ------------- ---------------- -------------- -------------- ------------- -------------
Units beginning of year           15,673,026       14,310,331     97,704,725    111,025,532    26,961,380    29,971,329
Units issued and transferred
  from other funding options       3,972,448        5,528,051      8,354,795     11,667,247     1,551,549     3,541,833
Units redeemed and transferred to
  other funding options           (4,927,656)      (4,165,268)   (21,080,912)   (24,983,524)   (5,613,940)   (6,551,782)
Annuity units                           (341)             (88)        (4,397)        (4,530)           --            --
                                  ------------- ---------------- -------------- -------------- ------------- -------------
Units end of year                 14,717,477       15,673,026     84,974,211     97,704,725    22,898,989    26,961,380
                                  ============= ================ ============== ============== ============= =============

                                   INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN     INVESCO V.I. VAN KAMPEN
                                            CAPITAL GROWTH             EQUITY AND INCOME                  GOVERNMENT
                                                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  --------------------------- ----------------------------- ---------------------------
                                        2010          2009           2010           2009          2010          2009
                                  ------------- ------------- -------------- -------------- ------------- -------------
Units beginning of year           15,018,782    17,441,725    106,877,677    124,047,368    26,434,581    30,065,152
Units issued and transferred
  from other funding options         228,779       857,484      6,460,327     10,001,544     2,742,732     4,086,700
Units redeemed and transferred to
  other funding options           (2,911,606)   (3,280,427)   (18,093,707)   (27,171,235)   (6,180,308)   (7,717,271)
Annuity units                             --            --             --             --            --            --
                                  ------------- ------------- -------------- -------------- ------------- -------------
Units end of year                 12,335,955    15,018,782     95,244,297    106,877,677    22,997,005    26,434,581
                                  ============= ============= ============== ============== ============= =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

  FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP        FTVIPT MUTUAL SHARES
    DIVIDENDS SECURITIES                GROWTH SECURITIES                  SECURITIES
              SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
--------------------------- -------------------------------- ---------------------------
      2010          2009          2010               2009          2010          2009
------------- ------------- ------------- ------------------ ------------- -------------
18,663,538    21,627,695    38,242,323         39,918,390    42,535,689    47,564,032
 1,232,722     2,498,543     2,285,035          6,607,651     2,874,422     4,369,812
(2,967,958)   (5,462,700)   (8,702,462)        (8,283,718)   (9,001,091)   (9,398,155)
        --            --            --                 --            --            --
------------- ------------- ------------- ------------------ ------------- -------------
16,928,302    18,663,538    31,824,896         38,242,323    36,409,020    42,535,689
============= ============= ============= ================== ============= =============

INVESCO V.I. DIVIDEND GROWTH    INVESCO V.I. S&P 500 INDEX    INVESCO V.I. UTILITIES
                  SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
------------------------------- ----------------------------- -------------------------
      2010              2009          2010            2009         2010         2009
------------- ----------------- ------------- --------------- ------------ ------------
 2,297,823         2,424,014     6,684,139       6,631,301    1,703,060    2,120,045
   103,967           248,605       100,964         418,096      111,874      311,111
  (509,170)         (374,796)     (573,579)       (365,258)    (400,027)    (728,096)
        --                --            --              --           --           --
------------- ----------------- ------------- --------------- ------------ ------------
 1,892,620         2,297,823     6,211,524       6,684,139    1,414,907    1,703,060
============= ================= ============= =============== ============ ============

   INVESCO V.I. VAN KAMPEN
         GROWTH AND INCOME    INVESCO V.I. VAN KAMPEN VALUE      JANUS ASPEN ENTERPRISE
                SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
----------------------------- -------------------------------- ---------------------------
       2010           2009          2010               2009          2010          2009
-------------- -------------- ------------- ------------------ ------------- -------------
114,335,077    135,745,590     8,970,605         11,197,020    24,776,585    28,579,786
  3,667,863      6,236,740        77,152            170,325       644,357     1,817,052
(22,481,185)   (27,647,253)   (1,579,671)        (2,396,740)   (5,283,164)   (5,620,253)
         --             --            --                 --            --            --
-------------- -------------- ------------- ------------------ ------------- -------------
 95,521,755    114,335,077     7,468,086          8,970,605    20,137,778    24,776,585
============== ============== ============= ================== ============= =============

129

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                  JANUS ASPEN GLOBAL TECHNOLOGY          JANUS ASPEN OVERSEAS     JANUS ASPEN WORLDWIDE
                                                     SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                                  -------------------------------- ----------------------------- -------------------------
                                        2010               2009           2010           2009         2010         2009
                                  ------------- ------------------ -------------- -------------- ------------ ------------
Units beginning of year           11,535,408         12,535,710     43,929,512     45,196,584    1,215,231    1,473,348
Units issued and transferred
  from other funding options       1,172,533          1,801,575      7,994,395      9,972,299      148,447      194,639
Units redeemed and transferred to
  other funding options           (2,625,300)        (2,801,877)   (11,265,337)   (11,236,412)    (350,269)    (452,756)
Annuity units                             --                 --         (2,825)        (2,959)          --           --
                                  ------------- ------------------ -------------- -------------- ------------ ------------
Units end of year                 10,082,641         11,535,408     40,655,745     43,929,512    1,013,409    1,215,231
                                  ============= ================== ============== ============== ============ ============

                                                                                                          LMPVET CLEARBRIDGE
                                          LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE          VARIABLE FUNDAMENTAL
                                  VARIABLE DIVIDEND STRATEGY    VARIABLE EQUITY INCOME BUILDER                 ALL CAP VALUE
                                                  SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- --------------------------------- -----------------------------
                                         2010           2009           2010               2009           2010           2009
                                  -------------- -------------- -------------- ------------------ -------------- --------------
Units beginning of year            49,502,519     57,971,618    135,980,347        156,487,513    428,072,804    503,204,890
Units issued and transferred
  from other funding options        1,062,791      1,678,190      3,424,954          6,146,968     10,359,708     19,939,685
Units redeemed and transferred to
  other funding options           (10,254,552)   (10,147,289)   (21,591,960)       (26,651,145)   (77,862,153)   (95,066,018)
Annuity units                              --             --         (2,803)            (2,989)        (5,489)        (5,753)
                                  -------------- -------------- -------------- ------------------ -------------- --------------
Units end of year                  40,310,758     49,502,519    117,810,538        135,980,347    360,564,870    428,072,804
                                  ============== ============== ============== ================== ============== ==============

                                                                    LMPVET GLOBAL CURRENTS
                                          LMPVET CLEARBRIDGE        VARIABLE INTERNATIONAL    LMPVET INVESTMENT COUNSEL
                                   VARIABLE SMALL CAP GROWTH           ALL CAP OPPORTUNITY    VARIABLE SOCIAL AWARENESS
                                                  SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- ----------------------------- ----------------------------
                                         2010           2009           2010           2009          2010           2009
                                  -------------- -------------- -------------- -------------- ------------- --------------
Units beginning of year            54,202,034     59,867,011     72,264,608     83,125,785    35,265,807     39,745,946
Units issued and transferred
  from other funding options        3,170,049      5,617,063      2,684,727      4,217,573     1,056,029      1,913,450
Units redeemed and transferred to
  other funding options           (11,368,164)   (11,281,696)   (13,524,308)   (15,076,835)   (7,328,838)    (6,393,589)
Annuity units                            (336)          (344)        (1,767)        (1,915)           --             --
                                  -------------- -------------- -------------- -------------- ------------- --------------
Units end of year                  46,003,583     54,202,034     61,423,260     72,264,608    28,992,998     35,265,807
                                  ============== ============== ============== ============== ============= ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

          LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
  VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION              VARIABLE CAPITAL
                  SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------ -----------------------------
        2010            2009           2010            2009           2010           2009
--------------- --------------- -------------- --------------- -------------- --------------
 532,331,659     622,180,657    397,735,990     467,330,035     97,741,534    115,893,792
  12,365,594      25,041,583      9,841,982      30,878,780        895,139      1,367,660
(101,274,337)   (114,856,923)   (66,763,378)   (100,471,136)   (15,105,100)   (19,519,422)
     (32,631)        (33,658)        (1,724)         (1,689)          (482)          (496)
--------------- --------------- -------------- --------------- -------------- --------------
 443,390,285     532,331,659    340,812,870     397,735,990     83,531,091     97,741,534
=============== =============== ============== =============== ============== ==============

        LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
 VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
----------------------------- ----------------------------- -----------------------------
       2010           2009           2010           2009           2010           2009
-------------- -------------- -------------- -------------- -------------- --------------
128,748,339    150,824,586    153,410,278    180,915,479     49,070,208     57,996,976
  3,616,748      6,632,618      3,910,204      4,954,357      1,122,136      1,987,298
(24,699,279)   (28,704,937)   (28,040,453)   (32,455,226)   (10,574,868)   (10,913,669)
     (2,783)        (3,928)        (3,367)        (4,332)          (389)          (397)
-------------- -------------- -------------- -------------- -------------- --------------
107,663,025    128,748,339    129,276,662    153,410,278     39,617,087     49,070,208
============== ============== ============== ============== ============== ==============

 LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE
            ALLOCATION 50%               ALLOCATION 70%               ALLOCATION 85%
                SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
----------------------------- ---------------------------- ----------------------------
       2010           2009          2010           2009          2010           2009
-------------- -------------- ------------- -------------- ------------- --------------
 82,791,698    101,668,320    52,457,087     61,066,781    33,143,582     38,462,858
  2,236,843      3,512,105       773,260      1,198,558       687,853        792,612
(15,935,242)   (22,386,554)   (8,566,834)    (9,808,252)   (5,227,871)    (6,111,888)
     (2,021)        (2,173)           --             --            --             --
-------------- -------------- ------------- -------------- ------------- --------------
 69,091,278     82,791,698    44,663,513     52,457,087    28,603,564     33,143,582
============== ============== ============= ============== ============= ==============

131

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                             LMPVIT WESTERN ASSET   LMPVIT WESTERN ASSET VARIABLE              LMPVIT WESTERN ASSET
                                  VARIABLE ADJUSTABLE RATE INCOME    DIVERSIFIED STRATEGIC INCOME   VARIABLE GLOBAL HIGH YIELD BOND
                                                       SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
                                  --------------------------------- ------------------------------- --------------------------------
                                        2010                 2009         2010               2009          2010                2009
                                  ------------- ------------------- ------------- ----------------- -------------- -----------------
Units beginning of year           19,371,479           21,578,202   26,699,119         31,595,735    10,569,292          11,006,706
Units issued and transferred
  from other funding options       3,986,818            3,008,355      211,479          1,029,808     1,299,895           2,466,060
Units redeemed and transferred to
  other funding options           (5,549,332)          (5,197,558)  (4,666,850)        (5,926,424)   (2,904,093)         (2,903,474)
Annuity units                        (16,906)             (17,520)          --                 --            --                  --
                                  ------------- ------------------- ------------- ----------------- -------------- -----------------
Units end of year                 17,792,059           19,371,479   22,243,748         26,699,119     8,965,094          10,569,292
                                  ============= =================== ============= ================= ============== =================

                                    MIST AMERICAN FUNDS      MIST AMERICAN FUNDS           MIST BATTERYMARCH
                                      GROWTH ALLOCATION      MODERATE ALLOCATION           GROWTH AND INCOME
                                             SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                  ------------------------ ------------------------ ---------------------------
                                       2010        2009          2010       2009          2010          2009
                                  ------------ ----------- ------------- ---------- ------------- -------------
Units beginning of year             860,371     361,073       664,781    127,658    14,486,682    15,925,617
Units issued and transferred
  from other funding options      1,962,971     695,329       808,378    563,977       356,006       493,209
Units redeemed and transferred to
  other funding options            (508,932)   (196,031)     (288,899)   (26,854)   (1,680,595)   (1,912,235)
Annuity units                            --          --            --         --       (15,520)      (19,909)
                                  ------------ ----------- ------------- ---------- ------------- -------------
Units end of year                 2,314,410     860,371     1,184,260    664,781    13,146,573    14,486,682
                                  ============ =========== ============= ========== ============= =============

                                                                        MIST HARRIS OAKMARK
                                  MIST DREMAN SMALL CAP VALUE                 INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT
                                  ------------------------------ ----------------------------- --------------------------------
                                        2010             2009           2010           2009          2010               2009
                                  ------------- ---------------- -------------- -------------- ------------- ------------------
Units beginning of year           11,126,251       11,190,143     65,954,572     73,645,655     7,370,837          6,688,902
Units issued and transferred
  from other funding options       4,396,724        4,438,969      9,563,786     10,673,945     5,167,753          2,937,223
Units redeemed and transferred to
  other funding options           (4,462,870)      (4,493,640)   (16,468,309)   (18,362,314)   (3,602,502)        (2,255,288)
Annuity units                         (8,952)          (9,221)        (2,611)        (2,714)           --                 --
                                  ------------- ---------------- -------------- -------------- ------------- ------------------
Units end of year                 11,051,153       11,126,251     59,047,438     65,954,572     8,936,088          7,370,837
                                  ============= ================ ============== ============== ============= ==================

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

      LMPVIT WESTERN ASSET        LMPVIT WESTERN ASSET       MIST AMERICAN FUNDS
      VARIABLE HIGH INCOME     VARIABLE STRATEGIC BOND       BALANCED ALLOCATION
                SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
----------------------------- --------------------------- -------------------------
       2010           2009          2010          2009         2010         2009
-------------- -------------- ------------- ------------- ------------ ------------
102,925,900    123,565,072    28,485,160    29,886,687    1,066,350      460,585
  4,380,323      7,369,592     2,903,174     3,943,911    1,623,764      689,352
(21,596,010)   (28,006,842)   (5,934,294)   (5,345,438)    (448,298)     (83,587)
     (1,113)        (1,922)           --            --           --           --
-------------- -------------- ------------- ------------- ------------ ------------
 85,709,100    102,925,900    25,454,040    28,485,160    2,241,816    1,066,350
============== ============== ============= ============= ============ ============

                                          MIST BLACKROCK
 MIST BLACKROCK HIGH YIELD                LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2010           2009           2010           2009           2010                2009
-------------- -------------- -------------- -------------- -------------- -------------------
 52,060,128     55,599,982     63,249,054     71,441,239     98,568,292         105,420,478
 40,939,185      9,636,760      4,122,594      4,964,683     11,778,873          17,771,520
(20,326,273)   (13,174,770)   (12,463,492)   (13,156,289)   (21,305,643)        (24,618,144)
     (1,708)        (1,844)          (563)          (579)        (5,365)             (5,562)
-------------- -------------- -------------- -------------- -------------- -------------------
 72,671,332     52,060,128     54,907,593     63,249,054     89,036,157          98,568,292
============== ============== ============== ============== ============== ===================

                                                            MIST LEGG MASON CLEARBRIDGE
          MIST JANUS FORTY           MIST LAZARD MID CAP              AGGRESSIVE GROWTH
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2010           2009           2010           2009        2010               2009
-------------- -------------- -------------- -------------- ----------- ------------------
178,453,861    184,741,781     64,642,037     69,717,278     206,409            103,980
 12,501,286     26,521,640      6,070,882      7,840,573     615,192            250,318
(59,990,650)   (32,797,664)   (14,924,806)   (12,913,580)   (577,869)          (147,889)
     (9,968)       (11,896)        (2,163)        (2,234)         --                 --
-------------- -------------- -------------- -------------- ----------- ------------------
130,954,529    178,453,861     55,785,950     64,642,037     243,732            206,409
============== ============== ============== ============== =========== ==================

133

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                  MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND
                                  MIST LEGG MASON VALUE EQUITY                      MARKETS                     DEBENTURE
                                                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------- ---------------------------- -----------------------------
                                        2010              2009           2010          2009           2010           2009
                                  ------------- ----------------- -------------- ------------- -------------- --------------
Units beginning of year            7,082,207         9,703,866     43,268,117    46,805,268     45,437,764     50,357,034
Units issued and transferred
  from other funding options         770,787         1,280,252      2,467,567     3,395,470      5,964,875      9,882,514
Units redeemed and transferred to
  other funding options           (1,775,432)       (3,901,911)   (12,667,366)   (6,928,614)   (10,921,819)   (14,801,618)
Annuity units                             --                --         (6,209)       (4,007)          (161)          (166)
                                  ------------- ----------------- -------------- ------------- -------------- --------------
Units end of year                  6,077,562         7,082,207     33,062,109    43,268,117     40,480,659     45,437,764
                                  ============= ================= ============== ============= ============== ==============

                                                               MIST MET/
                                  MIST MET/FRANKLIN MUTUAL     TEMPLETON       MIST METLIFE BALANCED
                                                    SHARES        GROWTH                    STRATEGY
                                                SUBACCOUNT    SUBACCOUNT                  SUBACCOUNT
                                  --------------------------- ------------- ---------------------------
                                        2010          2009       2010 (b)         2010       2009 (c)
                                  ------------- ------------- ------------- ------------- -------------
Units beginning of year              658,147       386,422            --    23,223,388            --
Units issued and transferred
  from other funding options         292,413       311,768    36,048,865       821,968    25,069,293
Units redeemed and transferred to
  other funding options             (101,030)      (40,043)   (4,466,848)   (2,987,531)   (1,845,905)
Annuity units                             --            --            --            --            --
                                  ------------- ------------- ------------- ------------- -------------
Units end of year                    849,530       658,147    31,582,017    21,057,825    23,223,388
                                  ============= ============= ============= ============= =============

                                           MIST MFS RESEARCH         MIST MORGAN STANLEY      MIST OPPENHEIMER CAPITAL
                                               INTERNATIONAL              MID CAP GROWTH                  APPRECIATION
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- --------------------------- -----------------------------
                                         2010           2009          2010          2009           2010           2009
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units beginning of year            57,249,025     65,026,844    15,136,307    16,241,619    431,970,938    458,261,491
Units issued and transferred
  from other funding options        4,870,205      8,589,839       779,332     2,494,850     18,814,014     32,964,076
Units redeemed and transferred to
  other funding options           (14,081,990)   (16,366,998)   (4,157,439)   (3,600,162)   (80,346,104)   (59,221,074)
Annuity units                            (641)          (660)           --            --        (23,144)       (33,555)
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units end of year                  48,036,599     57,249,025    11,758,200    15,136,307    370,415,704    431,970,938
                                  ============== ============== ============= ============= ============== ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                                                                 MIST MET/
MIST LORD ABBETT GROWTH AND      MIST LORD ABBETT MID CAP      EATON VANCE
                     INCOME                         VALUE    FLOATING RATE
                 SUBACCOUNT                    SUBACCOUNT       SUBACCOUNT
------------------------------ ----------------------------- ----------------
       2010            2009           2010           2009          2010 (b)
-------------- --------------- -------------- -------------- ----------------
178,302,083     200,939,476     70,579,098     80,119,831               --
  8,438,483      14,323,735      5,046,852      5,274,862          746,338
(33,471,769)    (36,959,914)   (16,031,539)   (14,804,572)         (34,864)
     (1,179)         (1,214)       (10,665)       (11,023)              --
-------------- --------------- -------------- -------------- ----------------
153,267,618     178,302,083     59,583,746     70,579,098          711,474
============== =============== ============== ============== ================

     MIST METLIFE GROWTH       MIST METLIFE MODERATE     MIST MFS EMERGING MARKETS
                STRATEGY                    STRATEGY                        EQUITY
              SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
--------------------------- --------------------------- -----------------------------
      2010       2009 (c)         2010       2009 (c)          2010           2009
------------- ------------- ------------- ------------- -------------- --------------
22,113,186            --    13,266,871            --     45,575,766     49,186,008
   314,170    23,643,324     1,872,377    14,801,322      6,110,741      9,064,974
(3,792,145)   (1,530,138)   (1,535,939)   (1,534,451)   (11,628,808)   (12,673,038)
        --            --            --            --         (2,108)        (2,178)
------------- ------------- ------------- ------------- -------------- --------------
18,635,211    22,113,186    13,603,309    13,266,871     40,055,591     45,575,766
============= ============= ============= ============= ============== ==============

      MIST PIMCO INFLATION
            PROTECTED BOND       MIST PIMCO TOTAL RETURN           MIST PIONEER FUND
                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
----------------------------- ----------------------------- ---------------------------
       2010           2009           2010           2009          2010          2009
-------------- -------------- -------------- -------------- ------------- -------------
 85,594,721     84,875,080    309,041,939     20,657,165    35,071,315    16,387,552
 20,671,578     25,623,177     53,577,555    353,064,362     1,983,515    24,415,857
(21,404,023)   (24,849,412)   (77,525,185)   (64,636,470)   (6,306,313)   (5,728,286)
    (52,394)       (54,124)       (59,341)       (43,118)       (3,740)       (3,808)
-------------- -------------- -------------- -------------- ------------- -------------
 84,809,882     85,594,721    285,034,968    309,041,939    30,744,777    35,071,315
============== ============== ============== ============== ============= =============

135

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                     MIST RCM    MIST SSGA GROWTH AND INCOME
                                  MIST PIONEER STRATEGIC INCOME    TECHNOLOGY                            ETF
                                                     SUBACCOUNT    SUBACCOUNT                     SUBACCOUNT
                                  -------------------------------- ------------- ------------------------------
                                         2010              2009       2010 (b)          2010            2009
                                  -------------- ----------------- ------------- -------------- ---------------
Units beginning of year           167,562,465       132,562,461            --    118,121,815     130,577,256
Units issued and transferred
  from other funding options       34,080,328        77,355,592     2,350,355      6,399,672       8,168,476
Units redeemed and transferred to
  other funding options           (38,048,473)      (42,352,952)     (350,932)   (14,335,943)    (20,623,917)
Annuity units                          (1,855)           (2,636)           --             --              --
                                  -------------- ----------------- ------------- -------------- ---------------
Units end of year                 163,592,465       167,562,465     1,999,423    110,185,544     118,121,815
                                  ============== ================= ============= ============== ===============

                                                                                           MORGAN STANLEY CAPITAL
                               MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK             OPPORTUNITIES
                                               SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                               ----------------------------- ----------------------------- -------------------------
                                    2010             2009           2010           2009        2010          2009
                               ------------ ---------------- -------------- -------------- ----------- -------------
Units beginning of year        2,403,026        2,586,292    212,159,391        938,859     921,618       938,169
Units issued and transferred
  from other funding options     115,906          543,637      6,094,947    238,433,146     129,304       105,653
Units redeemed and transferred
  to other funding options      (751,373)        (726,903)   (39,494,792)   (27,211,052)   (173,029)     (122,204)
Annuity units                         --               --         (2,193)        (1,562)         --            --
                               ------------ ---------------- -------------- -------------- ----------- -------------
Units end of year              1,767,559        2,403,026    178,757,353    212,159,391     877,893       921,618
                               ============ ================ ============== ============== =========== =============

                                                                                                       MSF BLACKROCK LEGACY
                                   MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE              LARGE CAP GROWTH
                                                  SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- -------------------------------- -----------------------------
                                         2010           2009          2010               2009           2010           2009
                                  -------------- -------------- ------------- ------------------ -------------- --------------
Units beginning of year           141,009,077     68,632,597    18,388,146         18,738,894    278,436,667          8,268
Units issued and transferred
  from other funding options        5,527,923     88,629,282     1,312,882          2,596,788      6,729,530    306,515,504
Units redeemed and transferred to
  other funding options           (28,448,837)   (16,199,549)   (3,953,336)        (2,947,536)   (52,216,177)   (28,084,538)
Annuity units                         (27,035)       (53,253)           --                 --         (6,436)        (2,567)
                                  -------------- -------------- ------------- ------------------ -------------- --------------
Units end of year                 118,061,128    141,009,077    15,747,692         18,388,146    232,943,584    278,436,667
                                  ============== ============== ============= ================== ============== ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                              MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
      MIST SSGA GROWTH ETF                        GROWTH                          VALUE
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2010           2009          2010            2009           2010            2009
-------------- -------------- ------------- --------------- -------------- ---------------
151,971,206    161,274,026     2,174,650       1,198,311    135,415,681     150,325,118
  9,226,882     13,981,723       963,948       1,483,807      8,241,820      13,644,051
(18,590,997)   (23,284,543)     (500,657)       (507,468)   (25,563,341)    (28,544,910)
         --             --            --              --         (8,231)         (8,578)
-------------- -------------- ------------- --------------- -------------- ---------------
142,607,091    151,971,206     2,637,941       2,174,650    118,085,929     135,415,681
============== ============== ============= =============== ============== ===============

MSF BARCLAYS CAPITAL AGGREGATE      MSF BLACKROCK AGGRESSIVE
                    BOND INDEX                        GROWTH     MSF BLACKROCK BOND INCOME
                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
--------------------------------- ----------------------------- -----------------------------
       2010               2009           2010           2009           2010           2009
-------------- ------------------ -------------- -------------- -------------- --------------
 62,894,452         71,329,220    136,340,583    154,809,818    254,242,025    265,533,848
  3,441,205          4,522,116      7,706,233     11,597,873     24,492,753     47,664,934
(14,657,872)       (12,923,441)   (27,275,998)   (30,066,258)   (52,976,106)   (58,942,583)
    (30,073)           (33,443)          (801)          (850)       (21,692)       (14,174)
-------------- ------------------ -------------- -------------- -------------- --------------
 51,647,712         62,894,452    116,770,017    136,340,583    225,736,980    254,242,025
============== ================== ============== ============== ============== ==============

  MSF BLACKROCK MONEY MARKET      MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                  SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
------------------------------- ---------------------------- -----------------------------
        2010            2009          2010           2009           2010           2009
--------------- --------------- ------------- -------------- -------------- --------------
 292,409,144     380,710,006    46,272,413     50,458,028     90,780,311    105,348,325
 419,479,748     256,827,253     2,849,938      5,822,709      2,165,185      3,306,746
(321,256,779)   (345,112,951)   (9,830,757)   (10,007,164)   (15,928,704)   (17,874,636)
     (11,745)        (15,164)       (1,094)        (1,160)           (78)          (124)
--------------- --------------- ------------- -------------- -------------- --------------
 390,620,368     292,409,144    39,290,500     46,272,413     77,016,714     90,780,311
=============== =============== ============= ============== ============== ==============

137

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                                           MSF MET/
                                                                 MSF LOOMIS SAYLES          ARTISAN
                                         MSF JENNISON GROWTH        SMALL CAP CORE    MID CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
                                  ----------------------------- --------------------- ----------------
                                         2010           2009       2010    2009 (c)         2010 (b)
                                  -------------- -------------- ---------- ---------- ----------------
Units beginning of year            92,196,381    110,066,602    123,912         --               --
Units issued and transferred
  from other funding options        1,803,749      3,934,898    108,633    129,080        1,304,952
Units redeemed and transferred to
  other funding options           (17,286,413)   (21,805,119)   (40,331)    (5,168)        (275,697)
Annuity units                              --             --         --         --               --
                                  -------------- -------------- ---------- ---------- ----------------
Units end of year                  76,713,717     92,196,381    192,214    123,912        1,029,255
                                  ============== ============== ========== ========== ================

                                  MSF METLIFE CONSERVATIVE TO    MSF METLIFE MID CAP STOCK          MSF METLIFE MODERATE
                                          MODERATE ALLOCATION                        INDEX                    ALLOCATION
                                                   SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------ ---------------------------- -----------------------------
                                         2010            2009          2010           2009           2010           2009
                                  -------------- --------------- ------------- -------------- -------------- --------------
Units beginning of year            86,062,934      89,863,744     6,859,089      6,459,837    422,006,805    448,656,252
Units issued and transferred
  from other funding options       13,790,616      18,050,743     1,915,010      1,952,677     44,353,655     51,387,983
Units redeemed and transferred to
  other funding options           (18,606,851)    (21,851,231)   (1,824,412)    (1,553,425)   (73,242,157)   (78,037,430)
Annuity units                            (304)           (322)           --             --             --             --
                                  -------------- --------------- ------------- -------------- -------------- --------------
Units end of year                  81,246,395      86,062,934     6,949,687      6,859,089    393,118,303    422,006,805
                                  ============== =============== ============= ============== ============== ==============

                                                                  MSF MORGAN STANLEY EAFE        MSF NEUBERGER BERMAN
                                               MSF MFS VALUE                        INDEX               MID CAP VALUE
                                                  SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ---------------------------- ---------------------------
                                         2010           2009           2010          2009          2010          2009
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year            58,644,242     62,480,214     48,947,939    52,994,262    13,067,556    15,069,022
Units issued and transferred
  from other funding options        8,621,095     10,053,613      2,927,357     4,469,929       335,670       663,981
Units redeemed and transferred to
  other funding options           (12,098,650)   (13,880,648)   (12,611,255)   (8,501,720)   (2,143,286)   (2,665,447)
Annuity units                          (9,111)        (8,937)       (13,112)      (14,532)           --            --
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units end of year                  55,157,576     58,644,242     39,250,929    48,947,939    11,259,940    13,067,556
                                  ============== ============== ============== ============= ============= =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

        MSF MET/DIMENSIONAL        MSF METLIFE AGGRESSIVE      MSF METLIFE CONSERVATIVE
INTERNATIONAL SMALL COMPANY                    ALLOCATION                    ALLOCATION
                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
------------------------------ ----------------------------- -----------------------------
   2010             2009 (c)          2010           2009           2010           2009
---------- ------------------- -------------- -------------- -------------- --------------
 53,278                  --     66,763,928     65,363,759     30,329,127     26,245,707
 38,421              54,367      7,784,229     11,760,998     12,932,554     14,733,303
(27,956)             (1,089)   (18,217,460)   (10,360,829)   (10,410,720)   (10,649,883)
     --                  --         (1,274)            --             --             --
---------- ------------------- -------------- -------------- -------------- --------------
 63,743              53,278     56,329,423     66,763,928     32,850,961     30,329,127
========== =================== ============== ============== ============== ==============

   MSF METLIFE MODERATE TO
     AGGRESSIVE ALLOCATION         MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------- -----------------------------
       2010           2009            2010            2009           2010           2009
-------------- -------------- --------------- --------------- -------------- --------------
385,002,457    401,062,441     956,309,555     491,992,717    424,517,109    485,162,845
 27,755,862     38,986,571      40,443,876     696,524,264     17,845,189     27,802,263
(68,991,880)   (55,046,555)   (243,686,326)   (232,068,819)   (77,068,338)   (88,416,078)
         --             --         (89,363)       (138,607)       (30,688)       (31,921)
-------------- -------------- --------------- --------------- -------------- --------------
343,766,439    385,002,457     752,977,742     956,309,555    365,263,272    424,517,109
============== ============== =============== =============== ============== ==============

    MSF OPPENHEIMER GLOBAL                                 MSF T. ROWE PRICE LARGE CAP
                    EQUITY       MSF RUSSELL 2000 INDEX                         GROWTH
                SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------- ------------------------------
       2010           2009           2010          2009           2010            2009
-------------- -------------- -------------- ------------- -------------- ---------------
410,567,773    448,654,570     52,166,793    54,971,926     53,594,235      59,778,256
 24,058,567     31,827,929      4,873,800     5,677,967      5,286,363       7,699,624
(79,306,652)   (69,887,580)   (15,543,058)   (8,473,272)   (13,126,108)    (13,883,453)
    (25,988)       (27,146)        (8,394)       (9,828)          (750)           (192)
-------------- -------------- -------------- ------------- -------------- ---------------
355,293,700    410,567,773     41,489,141    52,166,793     45,753,740      53,594,235
============== ============== ============== ============= ============== ===============

139

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                  MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
                                                       GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
                                                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                  ------------------------------ ------------------------------- ------------------------------
                                         2010            2009          2010              2009           2010            2009
                                  -------------- --------------- ------------- ----------------- -------------- ---------------
Units beginning of year            84,858,983      91,237,701     3,762,287         4,192,426    140,576,689     165,146,188
Units issued and transferred
  from other funding options       13,139,178      10,593,137       926,122           707,203     22,522,652      22,474,954
Units redeemed and transferred to
  other funding options           (21,084,832)    (16,970,977)   (1,194,019)       (1,136,444)   (37,759,764)    (47,040,203)
Annuity units                            (391)           (878)         (182)             (898)        (4,010)         (4,250)
                                  -------------- --------------- ------------- ----------------- -------------- ---------------
Units end of year                  76,912,938      84,858,983     3,494,208         3,762,287    125,335,567     140,576,689
                                  ============== =============== ============= ================= ============== ===============

                                                                                           PIONEER VCT IBBOTSON GROWTH
                                  PIONEER VCT EQUITY INCOME            PIONEER VCT FUND                     ALLOCATION
                                                 SUBACCOUNT                  SUBACCOUNT                     SUBACCOUNT
                                  ---------------------------- --------------------------- ------------------------------
                                        2010           2009          2010          2009           2010            2009
                                  ------------- -------------- ------------- ------------- -------------- ---------------
Units beginning of year           16,094,477     18,907,498    24,462,769    29,416,956    235,330,904     241,041,098
Units issued and transferred
  from other funding options       1,325,538      2,054,030       940,476     3,159,501      6,888,680      14,508,026
Units redeemed and transferred to
  other funding options           (2,707,435)    (4,867,051)   (3,788,257)   (8,113,688)   (20,619,835)    (20,218,220)
Annuity units                             --             --            --            --             --              --
                                  ------------- -------------- ------------- ------------- -------------- ---------------
Units end of year                 14,712,580     16,094,477    21,614,988    24,462,769    221,599,749     235,330,904
                                  ============= ============== ============= ============= ============== ===============

                                                                                                  WELLS FARGO VT
                                        UIF CAPITAL GROWTH        UIF U.S. REAL ESTATE           SMALL CAP VALUE
                                                SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2010          2009          2010          2009         2010         2009
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year            9,106,525    10,817,955    20,079,803    21,716,459    2,853,960    2,939,820
Units issued and transferred
  from other funding options         217,061       836,261     1,451,787     4,599,928      158,613      340,726
Units redeemed and transferred to
  other funding options           (1,470,769)   (2,547,691)   (5,192,810)   (6,236,584)    (620,900)    (426,586)
Annuity units                             --            --            --            --           --           --
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                  7,852,817     9,106,525    16,338,780    20,079,803    2,391,673    2,853,960
                                  ============= ============= ============= ============= ============ ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

         PIONEER VCT BOND    PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS
               SUBACCOUNT                  SUBACCOUNT                      SUBACCOUNT
---------------------------- --------------------------- -------------------------------
       2010          2009          2010          2009          2010              2009
-------------- ------------- ------------- ------------- ------------- -----------------
 22,861,075    22,163,097    14,948,808    14,609,008     9,315,020         8,306,485
 10,355,110     9,950,015       675,912     4,014,544       928,345         3,198,231
(11,210,850)   (9,252,037)   (2,171,900)   (3,674,744)   (1,867,319)       (2,189,696)
         --            --            --            --            --                --
-------------- ------------- ------------- ------------- ------------- -----------------
 22,005,335    22,861,075    13,452,820    14,948,808     8,376,046         9,315,020
============== ============= ============= ============= ============= =================

      PIONEER VCT IBBOTSON
       MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
----------------------------- ---------------------------- ---------------------------------
       2010           2009          2010           2009          2010                2009
-------------- -------------- ------------- -------------- ------------- -------------------
127,523,679    131,739,676    31,686,148     36,082,317     8,382,574           8,720,284
  9,924,582     15,064,233     1,405,107      3,318,562     1,199,039           1,914,667
(18,434,085)   (19,280,230)   (5,984,329)    (7,714,731)   (1,500,614)         (2,252,377)
         --             --            --             --            --                  --
-------------- -------------- ------------- -------------- ------------- -------------------
119,014,176    127,523,679    27,106,926     31,686,148     8,080,999           8,382,574
============== ============== ============= ============== ============= ===================

141

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedules listed in the Index to the Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 23, 2011

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2010       2009
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $44,132 and $42,435,
     respectively)............................................  $ 44,924   $ 41,275
  Equity securities available-for-sale, at estimated fair
     value (cost: $427 and $494, respectively)................       405        459
  Other securities, at estimated fair value...................     2,247        938
  Mortgage loans (net of valuation allowances of $87 and $77, respectively; includes $6,840 and $0, respectively, at
     estimated fair value relating to variable interest
     entities)................................................    12,730      4,748
  Policy loans................................................     1,190      1,189
  Real estate and real estate joint ventures..................       501        445
  Other limited partnership interests.........................     1,538      1,236
  Short-term investments, principally at estimated fair
     value....................................................     1,235      1,775
  Other invested assets, principally at estimated fair value..     1,716      1,498
                                                                --------   --------
     Total investments........................................    66,486     53,563
Cash and cash equivalents, principally at estimated fair
  value.......................................................     1,928      2,574
Accrued investment income (includes $31 and $0, respectively,
  relating to variable interest entities).....................       559        516
Premiums, reinsurance and other receivables...................    17,008     13,444
Deferred policy acquisition costs and value of business
  acquired....................................................     5,099      5,244
Current income tax recoverable................................        38         --
Deferred income tax assets....................................       356      1,147
Goodwill......................................................       953        953
Other assets..................................................       839        799
Separate account assets.......................................    61,619     49,449
                                                                --------   --------
     Total assets.............................................  $154,885   $127,689
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 23,198   $ 21,621
Policyholder account balances.................................    39,291     37,442
Other policy-related balances.................................     2,652      2,297
Payables for collateral under securities loaned and other
  transactions................................................     8,103      7,169
Long-term debt (includes $6,773 and $0, respectively, at
  estimated fair value relating to variable interest
  entities)...................................................     7,568        950
Current income tax payable....................................        --         23
Other liabilities (includes $31 and $0, respectively, relating
  to variable interest entities)..............................     4,503      2,177
Separate account liabilities..................................    61,619     49,449
                                                                --------   --------
     Total liabilities........................................   146,934    121,128
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       934        541
Accumulated other comprehensive income (loss).................       212       (785)
                                                                --------   --------
     Total stockholders' equity...............................     7,951      6,561
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $154,885   $127,689
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                            2010      2009     2008
                                                           ------   -------   ------
REVENUES
Premiums.................................................  $1,067   $ 1,312   $  634
Universal life and investment-type product policy fees...   1,639     1,380    1,378
Net investment income....................................   3,157     2,335    2,494
Other revenues...........................................     503       598      230
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................    (103)     (552)    (401)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)..............................................      53       165       --
  Other net investment gains (losses)....................     200      (448)     (44)
                                                           ------   -------   ------
     Total net investment gains (losses).................     150      (835)    (445)
  Net derivative gains (losses)..........................      58    (1,031)     994
                                                           ------   -------   ------
       Total revenues....................................   6,574     3,759    5,285
                                                           ------   -------   ------
EXPENSES
Policyholder benefits and claims.........................   1,905     2,065    1,446
Interest credited to policyholder account balances.......   1,271     1,301    1,130
Other expenses...........................................   2,321     1,207    1,933
                                                           ------   -------   ------
       Total expenses....................................   5,497     4,573    4,509
                                                           ------   -------   ------
Income (loss) before provision for income tax............   1,077      (814)     776
Provision for income tax expense (benefit)...............     320      (368)     203
                                                           ------   -------   ------
Net income (loss)........................................  $  757   $  (446)  $  573
                                                           ======   =======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2007..........    $86     $6,719      $ 892       $  (361)        $ --        $  12     $ 7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                           (2,487)
                                                                                                                -------
  Comprehensive income (loss).........                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                            2,073
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........     86      6,719        541          (593)         (83)        (109)      6,561
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................     --         --        (34)           23           11           --          --
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2010............     86      6,719        507          (570)         (72)        (109)      6,561
Dividend paid to MetLife..............                         (330)                                               (330)
Comprehensive income (loss):
  Net income..........................                          757                                                 757
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (70)                                  (70)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      1,028           21                    1,049
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                  (16)        (16)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                              963
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,720
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2010..........    $86     $6,719      $ 934       $   388         $(51)       $(125)    $ 7,951
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                               2010       2009       2008
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $    757   $   (446)  $    573
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
  Depreciation and amortization expenses...................        41         29         29
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (259)      (198)       (18)
  (Gains) losses on investments and derivatives and from
     sales of businesses, net..............................      (300)     1,866       (546)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......      (130)        98         97
  Interest credited to policyholder account balances.......     1,271      1,301      1,130
  Universal life and investment-type product policy fees...    (1,639)    (1,380)    (1,378)
  Change in other securities...............................    (1,199)      (597)      (218)
  Change in accrued investment income......................        31        (29)       150
  Change in premiums, reinsurance and other receivables....    (3,284)    (2,307)    (2,561)
  Change in deferred policy acquisition costs, net.........      (138)      (559)       330
  Change in income tax recoverable (payable)...............       208       (303)       262
  Change in other assets...................................     1,041        449        598
  Change in insurance-related liabilities and policy-
     related balances......................................     1,952      1,648        997
  Change in other liabilities..............................     2,072       (166)     1,176
  Other, net...............................................        94         32         38
                                                             --------   --------   --------
Net cash provided by (used in) operating activities........       518       (562)       659
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    17,748     13,076     20,183
     Equity securities.....................................       131        141        126
     Mortgage loans........................................       964        444        522
     Real estate and real estate joint ventures............        18          4         15
     Other limited partnership interests...................       123        142        203
  Purchases of:
     Fixed maturity securities.............................   (19,342)   (16,192)   (14,027)
     Equity securities.....................................       (39)       (74)       (65)
     Mortgage loans........................................    (1,468)      (783)      (621)
     Real estate and real estate joint ventures............      (117)       (31)      (102)
     Other limited partnership interests...................      (363)      (203)      (458)
  Cash received in connection with freestanding
     derivatives...........................................        97        239        142
  Cash paid in connection with freestanding derivatives....      (155)      (449)      (228)
  Net change in policy loans...............................        (1)         3       (279)
  Net change in short-term investments.....................       554      1,445     (1,887)
  Net change in other invested assets......................      (194)        16        531
  Other, net...............................................        --         (2)        --
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,044)    (2,224)     4,055
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................    24,910     20,783      7,146
     Withdrawals...........................................   (23,700)   (20,067)    (5,307)
  Net change in payables for collateral under securities
     loaned and other transactions.........................       934       (702)    (2,600)
  Net change in short-term debt............................        --       (300)       300
  Long-term debt issued -- affiliated......................        --         --        750
  Long-term debt repaid -- affiliated......................      (878)        --       (435)
  Debt issuance costs......................................        --         --         (8)
  Financing element on certain derivative instruments......       (44)       (53)       (46)
  Dividends on common stock................................      (330)        --       (500)
                                                             --------   --------   --------
Net cash provided by (used in) financing activities........       892       (339)      (700)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  and cash equivalents balances............................       (12)        43       (132)
                                                             --------   --------   --------
Change in cash and cash equivalents........................      (646)    (3,082)     3,882
Cash and cash equivalents, beginning of year...............     2,574      5,656      1,774
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  1,928   $  2,574   $  5,656
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
     Interest..............................................  $    479   $     73   $     64
                                                             ========   ========   ========
     Income tax............................................  $    122   $    (63)  $    (48)
                                                             ========   ========   ========
  Non-cash transactions during the year:
     Real estate and real estate joint ventures acquired in
       satisfaction of debt................................  $     28   $     --   $     --
                                                             ========   ========   ========
     Long-term debt issued in exchange for certain other
       invested assets.....................................  $     45   $     --   $     --
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($1,031) million and $994 million to net derivative gains (losses) in the consolidated statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $239 million and $142 million to cash received in connection with freestanding derivatives and ($449) million and ($228) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the consolidated statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     In addition, the Company elected the fair value option ("FVO") for certain of its financial instruments to better match measurement of assets and liabilities in the consolidated statements of operations.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income
     (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for United States ("U.S.") and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

          Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the FVO has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances through interest credited to policyholder account balances. Changes in estimated fair value of other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial, and (2) agricultural.

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

               Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") that were consolidated by the Company on January 1, 2010 upon the adoption of new guidance. The Company elected FVO for these commercial mortgage loans, and thus they are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships, leveraged leases and investments in insurance enterprise joint ventures. Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

     For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at December 31, 2010 and $2 million at December 31, 2009.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $131 million and $102 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $67 million and $42 million at December 31, 2010 and 2009, respectively. Related amortization expense was $25 million, $16 million and $15 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During the 2010 impairment tests of goodwill, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2010.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefits ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins for non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guaranteed minimum benefits may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk and variations in actuarial assumptions regarding

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (see Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements. Certain additional disclosures will be required for reporting periods ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective July 1, 2010, the Company adopted new guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6,769 million of commercial mortgage loans and $6,717 million of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

     Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's nonperformance risk in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's nonperformance risk adjustment in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure (Accounting Standards Update ("ASU") 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations). Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The guidance is effective for fiscal years beginning on or after December 15, 2010. The Company will apply the guidance prospectively on its accounting for future acquisitions and does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2010
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $14,860    $  816     $  302     $--    $15,374     34.2%
Foreign corporate securities.........     8,095       502        127      --      8,470     18.8
U.S. Treasury and agency securities..     7,665       143        132      --      7,676     17.1
RMBS.................................     6,803       203        218      79      6,709     14.9
CMBS.................................     2,203       113         39      --      2,277      5.1
ABS..................................     1,927        44         95       7      1,869      4.2
State and political subdivision
  securities.........................     1,755        22        131      --      1,646      3.7
Foreign government securities........       824        81          2      --        903      2.0
                                        -------    ------     ------     ---    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $44,132    $1,924     $1,046     $86    $44,924    100.0%
                                        =======    ======     ======     ===    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   306    $    9     $   47     $--    $   268     66.2%
Common stock.........................       121        17          1      --        137     33.8
                                        -------    ------     ------     ---    -------    -----
  Total equity securities (3)........   $   427    $   26     $   48     $--    $   405    100.0%
                                        =======    ======     ======     ===    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====



--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2010        2009
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
  CONSOLIDATED BALANCE                                                         FAIR        FAIR
         SHEETS               SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $202        $237
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 35        $ 43
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $450        $580
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 10        $ 17


--------

   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $645 million and $513 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. and foreign corporate securities sectors within fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities were $100 million and $82 million at estimated fair value at December 31, 2010 and 2009, respectively.

     The Company held foreign currency derivatives with notional amounts of $807 million and $855 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2010 and 2009, respectively.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities:
  Estimated fair value..........................................  $4,027   $3,866
  Net unrealized gain (loss)....................................  $ (125)  $ (467)
Non-income producing fixed maturity securities:
  Estimated fair value..........................................  $   36   $   67
  Net unrealized gain (loss)....................................  $    2   $    2


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $7.7 billion and $6.3 billion at December 31, 2010 and 2009, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities (1)..   $ 8,470     35.5%   $ 7,338     32.3%
U.S. corporate fixed maturity securities -- by
  industry:
  Consumer.........................................     3,893     16.3      3,507     15.4
  Utility..........................................     3,379     14.2      3,328     14.6
  Industrial.......................................     3,282     13.7      3,047     13.4
  Finance..........................................     2,569     10.8      3,145     13.8
  Communications...................................     1,444      6.1      1,669      7.4
  Other............................................       807      3.4        702      3.1
                                                      -------    -----    -------    -----
     Total.........................................   $23,844    100.0%   $22,736    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2010                      2009
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  252        0.4%        $  204        0.4%
  Holdings in ten issuers with the largest
     exposures...............................    $1,683        2.5%        $1,695        3.2%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Pass-through securities..........................    $3,466     51.7%    $2,206     37.7%
  Collateralized mortgage obligations..............     3,243     48.3      3,646     62.3
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $5,080     75.7%    $4,095     70.0%
  Prime............................................     1,023     15.3      1,118     19.1
  Alternative residential mortgage loans...........       606      9.0        639     10.9
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $5,254     78.3%    $4,347     74.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $5,618     83.7%    $4,835     82.6%
                                                       ======    =====     ======    =====



     Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities. Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most creditworthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $  9       1.5%     $ 15       2.3%
2005...............................................      302      49.8       336      52.6
2006...............................................       88      14.6        83      13.0
2007...............................................      207      34.1       205      32.1
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $606     100.0%     $639     100.0%
                                                        ====     =====      ====     =====




                                                                DECEMBER 31,
                                                     ---------------------------------
                                                           2010              2009
                                                     ---------------   ---------------
                                                               % OF              % OF
                                                     AMOUNT    TOTAL   AMOUNT    TOTAL
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Net unrealized gain (loss).........................   $(141)            $(235)
Rated Aa/AA or better..............................              1.5%              2.3%
Rated NAIC 1.......................................             14.9%             16.6%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral.............             96.1%             95.6%
  Hybrid adjustable rate mortgage loans
     collateral....................................              3.9               4.4
                                                               -----             -----
     Total Alt-A RMBS..............................            100.0%            100.0%
                                                               =====             =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.3 billion and $2.6 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities at December 31, 2010 or 2009. The Company held commercial real estate collateralized debt obligations securities of $85 million and $70 million at estimated fair value at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $  947     41.6%    $1,202     45.9%
2004...............................................       442     19.4        512     19.6
2005...............................................       431     18.9        472     18.0
2006...............................................       442     19.4        407     15.6
2007...............................................        15      0.7         24      0.9
2008 to 2010.......................................        --       --         --       --
                                                       ------    -----     ------    -----
  Total............................................    $2,277    100.0%    $2,617    100.0%
                                                       ======    =====     ======    =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                  (IN MILLIONS)
Net unrealized gain (loss)............................    $74             $(191)
Rated Aaa/AAA.........................................             88%              83%
Rated NAIC 1..........................................             95%              93%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $1.9 billion and $2.0 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  753     40.3%    $  920     46.3%
  RMBS backed by sub-prime mortgage loans..........       247     13.2        247     12.4
  Student loans....................................       174      9.3        158      7.9
  Automobile loans.................................        98      5.3        205     10.3
  Other loans......................................       597     31.9        459     23.1
                                                       ------    -----     ------    -----
     Total.........................................    $1,869    100.0%    $1,989    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $1,251     66.9%    $1,292     65.0%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $1,699     90.9%    $1,767     88.8%
                                                       ======    =====     ======    =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2010 and 2009.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,874     $ 1,889     $ 1,023     $ 1,029
Due after one year through five years..........     9,340       9,672       9,048       9,202
Due after five years through ten years.........     7,829       8,333       7,882       7,980
Due after ten years............................    14,156      14,175      13,339      12,606
                                                  -------     -------     -------     -------
  Subtotal.....................................    33,199      34,069      31,292      30,817
RMBS, CMBS and ABS.............................    10,933      10,855      11,143      10,458
                                                  -------     -------     -------     -------
     Total fixed maturity securities...........   $44,132     $44,924     $42,435     $41,275
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                            2010     2009      2008
                                                           -----   -------   -------
                                                                 (IN MILLIONS)
Fixed maturity securities................................  $ 878   $(1,019)  $(4,755)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)..........    (86)     (141)       --
                                                           -----   -------   -------
  Total fixed maturity securities........................    792    (1,160)   (4,755)
Equity securities........................................    (21)      (35)     (199)
Derivatives..............................................   (109)       (4)       12
Short-term investments...................................     (2)      (10)     (100)
Other....................................................     (3)       (3)       (3)
                                                           -----   -------   -------
     Subtotal............................................    657    (1,212)   (5,045)
                                                           -----   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...................    (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      5        12        --
  DAC and VOBA...........................................   (126)      151       916
                                                           -----   -------   -------
     Subtotal............................................   (154)      163       916
Deferred income tax benefit (expense) related to
  noncredit OTTI losses recognized in accumulated other
  comprehensive income (loss)............................     30        46        --
Deferred income tax benefit (expense)....................   (196)      327     1,447
                                                           -----   -------   -------
Net unrealized investment gains (losses).................  $ 337   $  (676)  $(2,682)
                                                           =====   =======   =======



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($86) million at December 31, 2010, includes ($141) million recognized prior to January 1, 2010, ($53) million (($44) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2010, $16 million transferred to retained earnings in connection with the adoption of guidance related to the consolidation of VIEs (see Note 1) for the year ended December 31, 2010, $28 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income
(loss) and $64 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above, of ($141) million at December 31, 2009, includes ($36) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($165) million

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(($148) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2009 (as more fully described in Note 1), $6 million related to securities sold during the year ended December 31, 2009 for which a noncredit OTTI loss was previously recognized in accumulated comprehensive income (loss) and $54 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Balance, beginning of period.............................  $ (676)  $(2,682)  $  (361)
Cumulative effect of change in accounting principles, net
  of income tax..........................................      34       (22)       --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................      39      (105)       --
Unrealized investment gains (losses) during the year.....   1,778     3,974    (4,396)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition............     (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      (7)       10        --
  DAC and VOBA...........................................    (277)     (765)      823
  Deferred income tax benefit (expense) related to
     noncredit OTTI losses recognized in accumulated
     other comprehensive income (loss)...................     (11)       34        --
  Deferred income tax benefit (expense)..................    (510)   (1,120)    1,252
                                                           ------   -------   -------
Balance, end of period...................................  $  337   $  (676)  $(2,682)
                                                           ======   =======   =======
Change in net unrealized investment gains (losses).......  $1,013   $ 2,006   $(2,321)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2010
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $1,956       $ 56        $1,800       $246       $ 3,756      $  302
Foreign corporate securities.......        727         24           816        103         1,543         127
U.S. Treasury and agency
  securities.......................      2,857        113            85         19         2,942         132
RMBS...............................      2,228         59         1,368        238         3,596         297
CMBS...............................         68          1           237         38           305          39
ABS................................        245          5           590         97           835         102
State and political subdivision
  securities.......................        716         36           352         95         1,068         131
Foreign government securities......         49          1             9          1            58           2
                                        ------       ----        ------       ----       -------      ------
  Total fixed maturity securities..     $8,846       $295        $5,257       $837       $14,103      $1,132
                                        ======       ====        ======       ====       =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   26       $  5        $  187       $ 42       $   213      $   47
Common stock.......................          9          1            --         --             9           1
                                        ------       ----        ------       ----       -------      ------
  Total equity securities..........     $   35       $  6        $  187       $ 42       $   222      $   48
                                        ======       ====        ======       ====       =======      ======
Total number of securities in an
  unrealized loss position.........        759                      637
                                        ======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2010
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------   ------------------   --------------------
                                        LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                           20%         MORE       20%       MORE       20%         MORE
                                        ---------     ------   ---------   ------   ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................   $ 8,882      $  439      $268      $109       686           43
Six months or greater but less than
  nine months.........................       152          40         6        13        30           10
Nine months or greater but less than
  twelve months.......................        48          25         2        11        11            3
Twelve months or greater..............     4,768         881       450       273       475          101
                                         -------      ------      ----      ----
  Total...............................   $13,850      $1,385      $726      $406
                                         =======      ======      ====      ====
Percentage of amortized cost..........                               5%       29%
                                                                  ====      ====
EQUITY SECURITIES:
Less than six months..................   $    31      $   30      $  4      $  7         8           12
Six months or greater but less than
  nine months.........................        --           3        --         1        --            1
Nine months or greater but less than
  twelve months.......................         5           7        --         2         1            1
Twelve months or greater..............       150          44        18        16        12            5
                                         -------      ------      ----      ----
  Total...............................   $   186      $   84      $ 22      $ 26
                                         =======      ======      ====      ====
Percentage of cost....................                              12%       31%
                                                                  ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2009
                                      ------------------------------------------------------------------
                                        COST OR AMORTIZED      GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                      --------------------   --------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                         20%         MORE       20%         MORE       20%         MORE
                                      ---------     ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173      $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114          37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74         102       30           29
Twelve months or greater............     8,478       2,346        737         794      867          260
                                       -------      ------     ------      ------
  Total.............................   $18,566      $3,630     $1,098      $1,132
                                       =======      ======     ======      ======
Percentage of amortized cost........                                6%         31%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --      $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --          --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1           8        2            3
Twelve months or greater............       161          78         21          23       17            6
                                       -------      ------     ------      ------
  Total.............................   $   174      $  107     $   22      $   34
                                       =======      ======     ======      ======
Percentage of cost..................                               13%         32%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater decreased from $23 million at December 31, 2009 to $16 million at December 31, 2010. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all $16 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2010 were financial services industry investment grade non-redeemable preferred stock, of which 56% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of $1.2 billion and $2.3 billion at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                      DECEMBER 31,
                                                                     -------------
                                                                      2010    2009
                                                                     -----   -----
SECTOR:
  U.S. corporate securities........................................    26%     28%
  RMBS.............................................................    25      21
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Foreign corporate securities.....................................    11      11
  ABS..............................................................     9       9
  CMBS.............................................................     3      10
  Other............................................................     4       4
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===
INDUSTRY:
  Mortgage-backed..................................................    28%     31%
  Finance..........................................................    19      22
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Asset-backed.....................................................     9       9
  Consumer.........................................................     5       6
  Utility..........................................................     3       4
  Communications...................................................     2       3
  Industrial.......................................................     1       2
  Transportation...................................................     1       1
  Other............................................................    10       5
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities, each with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                   DECEMBER 31,
                                            ---------------------------------------------------------
                                                        2010                          2009
                                            ---------------------------   ---------------------------
                                            FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                              SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                            --------------   ----------   --------------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities......................         15             --             33             --
Total gross unrealized loss...............       $210            $--           $510            $--
Percentage of total gross unrealized
  loss....................................         19%            --%            23%            --%


     Fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $300 million during the year ended December 31, 2010. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities and other available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2010:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       -------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       -----------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   ----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL    RATED OR
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES    BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   --------
                                                                        (IN MILLIONS)
Less than six months...       $ 7          $ 6           86%         $ 2             33%            $ 2          100%        100%
Six months or greater
  but less than twelve
  months...............         3            3          100%           3            100%              3          100%         67%
Twelve months or
  greater..............        16           16          100%          16            100%             16          100%         56%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of
  20% or more..........       $26          $25           96%         $21             84%            $21          100%         62%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those companies in the financial services industry. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized...............................  $(103)    $(552)    $(401)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)..........     53       165        --
                                                             -----     -----     -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings...........................................    (50)     (387)     (401)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals.........................................    123      (115)     (255)
                                                             -----     -----     -----
     Total gains (losses) on fixed maturity securities.....     73      (502)     (656)
                                                             -----     -----     -----
Other net investment gains (losses):
  Equity securities........................................     28      (119)      (60)
  Mortgage loans...........................................    (18)      (32)      (44)
  Real estate and real estate joint ventures...............    (21)      (61)       (1)
  Other limited partnership interests......................    (13)      (72)       (9)
  Other investment portfolio gains (losses)................     10         4        14
                                                             -----     -----     -----
     Subtotal -- investment portfolio gains (losses).......     59      (782)     (756)
                                                             -----     -----     -----
FVO consolidated securitization entities:
  Commercial mortgage loans................................    758        --        --
  Long-term debt -- related to commercial mortgage loans...   (734)       --        --
Other gains (losses).......................................     67       (53)      311
                                                             -----     -----     -----
     Subtotal FVO consolidated securitization entities and
       other gains (losses)................................     91       (53)      311
                                                             -----     -----     -----
       Total net investment gains (losses).................  $ 150     $(835)    $(445)
                                                             =====     =====     =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

     Gains (losses) from foreign currency transactions included within net investment gains (losses) and primarily included in other gains (losses) in the table above were $78 million, ($45) million and $330 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                 YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                --------------------------    -------------------------    ----------------------------
                                  2010     2009      2008     2010       2009      2008      2010      2009       2008
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
                                 FIXED MATURITY SECURITIES        EQUITY SECURITIES                    TOTAL
                                --------------------------    -------------------------    ----------------------------
                                                               (IN MILLIONS)
Proceeds......................  $12,434   $8,766   $11,450    $109      $ 113      $ 76    $12,543    $8,879    $11,526
                                =======   ======   =======    ====      =====      ====    =======    ======    =======
Gross investment gains........  $   244   $  180   $   126    $ 31      $   6      $ 15    $   275    $  186    $   141
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Gross investment losses.......     (121)    (295)     (381)     (1)       (28)      (25)      (122)     (323)      (406)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............      (47)    (348)     (366)     --         --        --        (47)     (348)      (366)
  Other (1)...................       (3)     (39)      (35)     (2)       (97)      (50)        (5)     (136)       (85)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
     Total OTTI losses
       recognized in
       earnings...............      (50)    (387)     (401)     (2)       (97)      (50)       (52)     (484)      (451)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Net investment gains
  (losses)....................  $    73   $ (502)  $  (656)   $ 28      $(119)     $(60)   $   101    $ (621)   $  (716)
                                =======   ======   =======    ====      =====      ====    =======    ======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Consumer..................................................   $10      $ 53      $ 35
  Finance...................................................     7        84       225
  Communications............................................     4        88        21
  Utility...................................................     2         6        --
  Industrial................................................    --        18        --
  Other industries..........................................    --        --        40
                                                               ---      ----      ----
     Total U.S. and foreign corporate securities............    23       249       321
  RMBS......................................................    17        24        --
  CMBS......................................................     8        69        65
  ABS.......................................................     2        45        15
                                                               ---      ----      ----
     Total..................................................   $50      $387      $401
                                                               ===      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
  Common stock..............................................   $ 2       $ 5       $12
  Non-redeemable preferred stock............................    --        92        38
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===
Industry:
  Financial services industry:
     Perpetual hybrid securities............................   $--       $72       $ 9
     Common and remaining non-redeemable preferred stock....    --         3        34
                                                               ---       ---       ---
       Total financial services industry....................    --        75        43
  Other industries..........................................     2        22         7
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at the respective time period, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2010               2009
                                                              -----               ----
                                                                    (IN MILLIONS)
Balance, at January 1,......................................  $ 213               $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................     --                 92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................     11                 97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     10                 43
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................    (67)               (18)
  Due to securities de-recognized in connection with the
     adoption of new guidance related to the consolidation
     of VIEs................................................   (100)                --
  Due to securities impaired to net present value of
     expected future cash flows.............................     (1)                --
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.......................................     (3)                (1)
                                                              -----               ----
Balance, at December 31,....................................  $  63               $213
                                                              =====               ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities.................................  $2,120   $2,094   $2,455
Equity securities.........................................      16       27       44
Other securities -- FVO general account securities........      --       --        2
Mortgage loans............................................     301      239      255
Policy loans..............................................      67       80       64
Real estate and real estate joint ventures................     (24)    (120)      11
Other limited partnership interests.......................     190       17      (69)
Cash, cash equivalents and short-term investments.........       9       16       67
International joint ventures..............................      (6)      (4)      (4)
Other.....................................................       3       (2)      (3)
                                                            ------   ------   ------
  Subtotal................................................   2,676    2,347    2,822
Less: Investment expenses.................................      97      109      307
                                                            ------   ------   ------
  Subtotal, net...........................................   2,579    2,238    2,515
                                                            ------   ------   ------
Other securities -- FVO contractholder-directed unit-
  linked investments......................................     167       97      (21)
FVO consolidated securitization entities -- Commercial
  mortgage loans..........................................     411       --       --
                                                            ------   ------   ------
  Subtotal................................................     578       97      (21)
                                                            ------   ------   ------
     Net investment income................................  $3,157   $2,335   $2,494
                                                            ======   ======   ======



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     Affiliated investment expenses, included in the table above, were $56 million, $47 million and $32 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Amortized cost................................................  $6,992   $6,173
  Estimated fair value..........................................  $7,054   $6,051
Aging of cash collateral liability:
  Open (1)......................................................  $1,292   $1,325
  Less than thirty days.........................................   3,297    3,342
  Thirty days or greater but less than sixty days...............   1,221    1,323
  Sixty days or greater but less than ninety days...............     326       --
  Ninety days or greater........................................   1,002      234
                                                                  ------   ------
     Total cash collateral liability............................  $7,138   $6,224
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $6,916   $5,686
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $1.3 billion, of which $1.2 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, U.S. corporate, U.S. Treasury and agency and ABS).

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                     2010     2009
                                                                    ------   ------
                                                                     (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1).........................................   $ 55     $ 21
Invested assets pledged as collateral:
  Funding agreements -- FHLB of Boston (2)........................    211      419
  Funding agreements -- Farmer Mac (3)............................    231       --
  Derivative transactions (4).....................................     83       18
                                                                     ----     ----
  Total invested assets on deposit and pledged as collateral......   $580     $458
                                                                     ====     ====



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) The Company has pledged certain agricultural mortgage loans in connection with funding agreements issued to certain special purpose entities ("SPEs") that have issued securities guaranteed by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). The nature of these Farmer Mac arrangements is described in Note 7.

   (4) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program. See "-- Variable Interest Entities" for assets of certain CSEs that can only be used to settle liabilities of such entities.

  OTHER SECURITIES

     The tables below present certain information about the Company's securities for which the FVO has been elected:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2010    2009
                                                                   ------   ----
                                                                   (IN MILLIONS)
FVO general account securities...................................  $    7   $  7
FVO contractholder-directed unit-linked investments..............   2,240    931
                                                                   ------   ----
  Total other securities -- at estimated fair value..............  $2,247   $938
                                                                   ======   ====




                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
FVO general account securities:
  Net investment income....................................  $ --       $--      $  2
  Changes in estimated fair value included in net
     investment income.....................................  $ --       $ 1      $ (2)
FVO contractholder-directed unit-linked investments:
  Net investment income....................................  $167       $97      $(21)
  Changes in estimated fair value included in net
     investment income.....................................  $121       $89      $(19)


     See Note 1 for discussion of FVO contractholder-directed unit-linked investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2010               2009
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                  (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans........................   $ 4,635    36.4%   $3,620     76.2%
  Agricultural mortgage loans......................     1,342    10.6     1,204     25.4
  Residential mortgage loans.......................        --      --         1       --
                                                      -------   -----    ------    -----
     Subtotal......................................     5,977    47.0%    4,825    101.6%
  Valuation allowances.............................       (87)   (0.7)      (77)    (1.6)
                                                      -------   -----    ------    -----
     Subtotal mortgage loans, net..................     5,890    46.3     4,748    100.0
  Commercial mortgage loans held by consolidated
     securitization entities -- FVO................     6,840    53.7        --       --
                                                      -------   -----    ------    -----
Total mortgage loans, net..........................   $12,730   100.0%   $4,748    100.0%
                                                      =======   =====    ======    =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above. The carrying value of such loans were $199 million and $200 million at December 31, 2010 and 2009, respectively.

     Concentration of Credit Risk -- The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The Company's commercial and agricultural mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's commercial and agricultural mortgage loans located in California, New York and Texas were 28%, 13% and 6%, respectively, of total mortgage loans (excluding commercial mortgage loans held by CSEs) at December 31, 2010. Additionally, the Company manages risk when originating commercial and agricultural mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                          DECEMBER 31,
                               -----------------------------------------------------------------
                                2010     2009     2010     2009    2010   2009    2010     2009
                               ------   ------   ------   ------   ----   ----   ------   ------
                                  COMMERCIAL       AGRICULTURAL    RESIDENTIAL        TOTAL
                               ---------------   ---------------   -----------   ---------------
                                                         (IN MILLIONS)
Mortgage loans:
  Evaluated individually for
     credit losses...........  $   23   $   23   $   --   $   --   $ --   $ --   $   23   $   23
  Evaluated collectively for
     credit losses...........   4,612    3,597    1,342    1,204     --      1    5,954    4,802
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total mortgage loans....   4,635    3,620    1,342    1,204     --      1    5,977    4,825
                               ------   ------   ------   ------   ----   ----   ------   ------
Valuation allowances:
  Specific credit losses.....      23       23       --       --     --     --       23       23
  Non-specifically identified
     credit losses...........      61       51        3        3     --     --       64       54
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total valuation
       allowances............      84       74        3        3     --     --       87       77
                               ------   ------   ------   ------   ----   ----   ------   ------
Mortgage loans, net of
  valuation allowance........  $4,551   $3,546   $1,339   $1,201   $ --   $  1   $5,890   $4,748
                               ======   ======   ======   ======   ====   ====   ======   ======



     The following tables present the changes in the valuation allowance, by portfolio segment:

                                                             MORTGAGE LOAN VALUATION
                                                                    ALLOWANCES
                                                        ---------------------------------
                                                        COMMERCIAL   AGRICULTURAL   TOTAL
                                                        ----------   ------------   -----
                                                                  (IN MILLIONS)
Balance at January 1, 2008............................     $  7           $ 1        $  8
  Provision (release).................................       74             1          75
  Charge-offs, net of recoveries......................      (37)           --         (37)
                                                           ----           ---        ----
Balance at December 31, 2008..........................       44             2          46
  Provision (release).................................       35             1          36
  Charge-offs, net of recoveries......................       (5)           --          (5)
                                                           ----           ---        ----
Balance at December 31, 2009..........................       74             3          77
  Provision (release).................................       16            --          16
  Charge-offs, net of recoveries......................       (6)           --          (6)
                                                           ----           ---        ----
Balance at December 31, 2010..........................     $ 84           $ 3        $ 87
                                                           ====           ===        ====



     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                             DECEMBER 31, 2010
                           ------------------------------------------------------------------------------------
                                             RECORDED INVESTMENT
                           -------------------------------------------------------
                              DEBT SERVICE COVERAGE RATIOS
                           ---------------------------------                           ESTIMATED
                           > 1.20X   1.00X - 1.20X   < 1.00X    TOTAL   % OF TOTAL     FAIR VALUE    % OF TOTAL
                           -------   -------------   -------   ------   ----------   -------------   ----------
                                          (IN MILLIONS)                              (IN MILLIONS)
Loan-to-value ratios:
Less than 65%............   $2,051        $ 11         $ 34    $2,096       45.2%        $2,196          47.1%
65% to 75%...............      824          99          148     1,071       23.1          1,099          23.6
76% to 80%...............      301          29            7       337        7.3            347           7.4
Greater than 80%.........      828         163          140     1,131       24.4          1,018          21.9
                            ------        ----         ----    ------      -----         ------         -----
  Total..................   $4,004        $302         $329    $4,635      100.0%        $4,660         100.0%
                            ======        ====         ====    ======      =====         ======         =====



     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                                  DECEMBER 31, 2010
                                                          --------------------------------
                                                             AGRICULTURAL MORTGAGE LOANS
                                                          --------------------------------
                                                          RECORDED INVESTMENT   % OF TOTAL
                                                          -------------------   ----------
                                                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...........................................         $1,289             96.0%
65% to 75%..............................................             53              4.0
                                                                 ------            -----
  Total.................................................         $1,342            100.0%
                                                                 ======            =====



     Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with approximately 99% of all mortgage loans classified as performing.

     Past Due. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days past due; and agricultural mortgage loans -- 90 days past due. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, was $0 and $7 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010; and for all mortgage loans was $7 million and $10 million at December 31, 2010 and 2009, respectively.

     Accrual Status. Past Due 90 Days or More and Still Accruing Interest. The Company had no recorded investment in mortgage loans, prior to valuation allowances, that were past due 90 days or more and still accruing interest at December 31, 2010 and $4 million at December 31, 2009.

     Accrual Status. Mortgage Loans in Nonaccrual Status. The recorded investment in mortgage loans, prior to valuation allowances, that were in nonaccrual status was $1 million and $6 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010. The Company had no loans 90 days or more past due that were in nonaccrual status at December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, by portfolio segment, at December 31, 2010 and for all impaired mortgage loans at December 31, 2009, were as follows at:

                                                               IMPAIRED MORTGAGE LOANS
                           ----------------------------------------------------------------------------------------------
                                                                                 LOANS WITHOUT
                                  LOANS WITH A VALUATION ALLOWANCE           A VALUATION ALLOWANCE    ALL IMPAIRED LOANS
                           ----------------------------------------------   ----------------------   --------------------
                             UNPAID                                           UNPAID                   UNPAID
                           PRINCIPAL    RECORDED     VALUATION   CARRYING   PRINCIPAL    RECORDED    PRINCIPAL   CARRYING
                            BALANCE    INVESTMENT   ALLOWANCES     VALUE     BALANCE    INVESTMENT    BALANCE      VALUE
                           ---------   ----------   ----------   --------   ---------   ----------   ---------   --------
                                                                    (IN MILLIONS)
AT DECEMBER 31, 2010:
Commercial mortgage
  loans..................     $23          $23          $23         $--        $--          $--         $23         $--
Agricultural mortgage
  loans..................      --           --           --          --          7            7           7           7
                              ---          ---          ---         ---        ---          ---         ---         ---
  Total..................     $23          $23          $23         $--        $ 7          $ 7         $30         $ 7
                              ===          ===          ===         ===        ===          ===         ===         ===
TOTAL MORTGAGE LOANS AT
  DECEMBER 31, 2009......     $24          $24          $24         $--        $12          $12         $36         $12
                              ===          ===          ===         ===        ===          ===         ===         ===



     Unpaid principal balance is generally prior to any charge-off.

     The average investment in impaired mortgage loans, and the related interest income, by portfolio segment, for the year ended December 31, 2010 and for all mortgage loans for the years ended December 31, 2009 and 2008, respectively, was:

                                                             IMPAIRED MORTGAGE LOANS
                                                 -----------------------------------------------
                                                 AVERAGE INVESTMENT   INTEREST INCOME RECOGNIZED
                                                 ------------------   --------------------------
                                                                      CASH BASIS   ACCRUAL BASIS
                                                                      ----------   -------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Commercial mortgage loans......................          $45              $ 2           $--
Agricultural mortgage loans....................           13               --            --
                                                         ---              ---           ---
  Total........................................          $58              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2009...........          $32              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2008...........          $42              $ 1           $ 1
                                                         ===              ===           ===



  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Traditional.........................................    $105      21.0%    $ 82      18.4%
Real estate joint ventures and funds................     368      73.4      363      81.6
                                                        ----     -----     ----     -----
  Real estate and real estate joint ventures........     473      94.4      445     100.0
                                                        ----     -----     ----     -----
Foreclosed..........................................      28       5.6       --        --
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a much lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

     Commercial and agricultural properties acquired through foreclosure were $28 million for the year ended December 31, 2010. There were no properties acquired through foreclosure for the year ended December 31, 2009. After the Company acquires properties through foreclosure, it evaluates whether the property is appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

     The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $22 million and $18 million at December 31, 2010 and 2009, respectively. Related depreciation expense on traditional wholly-owned real estate was $4 million, $3 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Impairments recognized on real estate and real estate joint ventures were $20 million and $61 million for the years ended December 31, 2010, and 2009, respectively. There were no impairments on real estate and real estate joint ventures for the year ended December 31, 2008. There were no real estate held-for-sale at December 31, 2010, 2009 or 2008. The carrying value of non-income producing real estate was $5 million, $1 million and $1 million at December 31, 2010, 2009 and 2008, respectively.

     The Company diversifies its real estate investments by both geographic region and property type to reduce risk of concentration. The Company's real estate investments are primarily located in the United States and, at December 31, 2010, 25%, 23% and 19% were located in Georgia, California, and New York, respectively.

     The Company's real estate investments by property type are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $253      50.4%    $127      28.6%
Real estate private equity funds....................     122      24.4       96      21.6
Apartments..........................................      32       6.4       72      16.2
Industrial..........................................      16       3.2       25       5.6
Land................................................      14       2.8       43       9.6
Retail..............................................       9       1.8       16       3.6
Agriculture.........................................      --        --       11       2.5
Other...............................................      55      11.0       55      12.3
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.5 billion and $1.2 billion at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $380 million and $335 million at December 31, 2010 and 2009, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $11 million, $66 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

     The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.8 billion as of December 31, 2010. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2010. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

     As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2010, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

     As of, and for the year ended December 31, 2010, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $134.3 billion and $100.3 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of these entities totaled $12.7 billion and $9.2 billion as of December 31, 2010 and 2009, respectively. Aggregate net income (loss) of these entities totaled $14.0 billion, $13.4 billion and ($14.5) billion for the years ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,520     88.6%   $1,470     98.1%
Tax credit partnerships.............................       92      5.3         2      0.1
Leveraged leases, net of non-recourse debt..........       56      3.3        --       --
Joint venture investments...........................       46      2.7        26      1.8
Other...............................................        2      0.1        --       --
                                                       ------    -----    ------    -----
  Total.............................................   $1,716    100.0%   $1,498    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. See the following section "Leveraged Leases" for the composition of leveraged leases. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                            DECEMBER 31, 2010
                                                            -----------------
                                                              (IN MILLIONS)
Rental receivables, net...................................         $ 92
Estimated residual values.................................           14
                                                                   ----
  Subtotal................................................          106
Unearned income...........................................          (50)
                                                                   ----
  Investment in leveraged leases..........................         $ 56
                                                                   ====



     The Company did not have any investments in leveraged leases at December 31, 2009.

     The rental receivables set forth above are generally due in periodic installments. The payment periods were 22 years. For rental receivables, the Company's primary credit quality indicator is whether the rental receivable is performing or non-performing. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. The determination of performing or non-performing status is assessed monthly. As of December 31, 2010, all of the rental receivables were performing.

     The Company's deferred income tax liability related to leveraged leases was $4 million at December 31, 2010.

     There was no net investment income recognized on leverage leases for the year ended December 31, 2010.

  SHORT-TERM INVESTMENTS

     The carrying value of short-term investments, which includes investments with remaining maturities of one year or less, but greater than three months, at the time of purchase was $1.2 billion and $1.8 billion at December 31,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within short-term investments, which were $935 million and $1.5 billion at December 31, 2010 and 2009, respectively.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $1.8 billion and $2.4 billion at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within cash equivalents, which were $1.3 billion and $1.5 billion at December 31, 2010 and 2009, respectively.

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs.

     In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, consistent with the new guidance described in Note 1, is deemed to be the primary beneficiary or consolidator of the entity. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment. Upon the adoption of new guidance effective January 1, 2010, the Company consolidated former QSPEs that are structured as CMBS. At December 31, 2010, these entities held total assets of $6,871 million, consisting of $6,840 million of commercial mortgage loans and $31 million of accrued investment income. These entities had total liabilities of $6,804 million, consisting of $6,773 million of long-term debt and $31 million of other liabilities. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company or any of its subsidiaries or affiliates liable for any principal or interest shortfalls, should any arise. The Company's exposure is limited to that of its remaining investment in the former QSPEs of $64 million at estimated fair value at December 31, 2010. The long-term debt referred to above bears interest at primarily fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next 7 years. Interest expense related to these obligations, included in other expenses, was $402 million for the year ended December 31, 2010.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                  ---------------------------------------------
                                                           2010                    2009
                                                  ---------------------   ---------------------
                                                               MAXIMUM                 MAXIMUM
                                                  CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                                   AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                                  --------   ----------   --------   ----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2)......................................   $ 6,709     $ 6,709     $   --      $   --
  CMBS (2)......................................     2,277       2,277         --          --
  ABS (2).......................................     1,869       1,869         --          --
  Foreign corporate securities..................       348         348        304         304
  U.S. corporate securities.....................       336         336        247         247
Other limited partnership interests.............     1,192       1,992        838       1,273
Real estate joint ventures......................        10          35         32          39
                                                   -------     -------     ------      ------
     Total......................................   $12,741     $13,566     $1,421      $1,863
                                                   =======     =======     ======      ======



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010 and 2009, the Company held $63 million and $285 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income (loss) from these investments was ($2) million, $2 million and $10 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................  $582      $717      $ 27
Amortized cost of invested assets transferred to
  affiliates..............................................  $533      $769      $ 23
Net investment gains (losses) recognized on invested
  assets transferred to affiliates........................  $ 49      $(52)     $  4
Estimated fair value of assets transferred from
  affiliates..............................................  $ 46      $143      $230


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. The carrying value of these loans was $199 million and $200 million at December 31, 2010 and 2009, respectively. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from this investment was $14 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2010                           2009
                                                      -----------------------------  -----------------------------
                                                                   ESTIMATED FAIR                 ESTIMATED FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 9,102  $  658      $252      $ 5,261  $  534      $179
                    Interest rate floors............     7,986     127        62        7,986      78        34
                    Interest rate caps..............     7,158      29         1        4,003      15        --
                    Interest rate futures...........     1,966       5         7          835       2         1
                    Interest rate forwards..........       695      --        71           --      --        --
Foreign currency    Foreign currency swaps..........     2,561     585        68        2,678     689        93
                    Foreign currency forwards.......       151       4         1           79       3        --
Credit              Credit default swaps............     1,324      15        22          966      12        31
                    Credit forwards.................        --      --        --           90      --         3
Equity market       Equity futures..................        93      --        --           81       1        --
                    Equity options..................       733      77        --          775     112        --
                    Variance swaps..................     1,081      20         8        1,081      24         6
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $32,850  $1,520      $492      $23,835  $1,470      $347
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $1,007         $ 2,340           $2,450          $3,305    $ 9,102
Interest rate floors.............         --           4,468            3,518              --      7,986
Interest rate caps...............      1,750           4,830              578              --      7,158
Interest rate futures............      1,966              --               --              --      1,966
Interest rate forwards...........         75             585               35              --        695
Foreign currency swaps...........        925           1,039              328             269      2,561
Foreign currency forwards........        151              --               --              --        151
Credit default swaps.............         --           1,324               --              --      1,324
Credit forwards..................         --              --               --              --         --
Equity futures...................         93              --               --              --         93
Equity options...................        127             606               --              --        733
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $6,094         $15,711           $7,471          $3,574    $32,850
                                      ======         =======           ======          ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company writes covered call options on its portfolio of U.S. Treasuries as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2010                              2009
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                            FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  787     $334        $ 18       $  850     $370        $15
  Interest rate swaps.....................      193       11          15          220       11          2
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................      980      345          33        1,070      381         17
                                             ------     ----        ----       ------     ----        ---
Cash Flow Hedges:
  Foreign currency swaps..................      295       15          11          166       15          7
  Interest rate swaps.....................      575        1          45           --       --         --
  Interest rate forwards..................      695       --          71           --       --         --
  Credit forwards.........................       --       --          --           90       --          3
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................    1,565       16         127          256       15         10
                                             ------     ----        ----       ------     ----        ---
       Total Qualifying Hedges............   $2,545     $361        $160       $1,326     $396        $27
                                             ======     ====        ====       ======     ====        ===



     The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                    DECEMBER 31,
                                         -----------------------------------------------------------------
                                                       2010                              2009
                                         -------------------------------   -------------------------------
                                                          ESTIMATED                         ESTIMATED
                                                         FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT        NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
---------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)
Interest rate swaps....................   $ 8,334   $  646       $192       $ 5,041   $  523       $177
Interest rate floors...................     7,986      127         62         7,986       78         34
Interest rate caps.....................     7,158       29          1         4,003       15         --
Interest rate futures..................     1,966        5          7           835        2          1
Foreign currency swaps.................     1,479      236         39         1,662      304         71
Foreign currency forwards..............       151        4          1            79        3         --
Credit default swaps...................     1,324       15         22           966       12         31
Equity futures.........................        93       --         --            81        1         --
Equity options.........................       733       77         --           775      112         --
Variance swaps.........................     1,081       20          8         1,081       24          6
                                          -------   ------       ----       -------   ------       ----
  Total non-designated or non-
     qualifying derivatives............   $30,305   $1,159       $332       $22,509   $1,074       $320
                                          =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                             2010       2009      2008
                                                             ----     -------     ----
                                                                   (IN MILLIONS)
Derivatives and hedging gains (losses) (1).................  $(74)    $  (717)    $558
Embedded derivatives.......................................   132        (314)     436
                                                             ----     -------     ----
  Total net derivative gains (losses)......................  $ 58     $(1,031)    $994
                                                             ====     =======     ====



--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedge relationships, which are not presented elsewhere in this note.

     The following table presents the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 2       $(1)      $(2)
  Interest credited to policyholder account balances........    37        40         6
Non-qualifying hedges:
  Net derivative gains (losses).............................     6        (8)       43
                                                               ---       ---       ---
     Total..................................................   $45       $31       $47
                                                               ===       ===       ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses) recognized for the years ended December 31, 2010, 2009 and 2008:

                                                                  NET DERIVATIVE                        INEFFECTIVENESS
                                                                  GAINS (LOSSES)  NET DERIVATIVE GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE           HEDGED ITEMS IN FAIR VALUE      RECOGNIZED     (LOSSES) RECOGNIZED   NET DERIVATIVE
HEDGING RELATIONSHIPS                 HEDGING RELATIONSHIPS      FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
-----------------------------     -----------------------------  ---------------  --------------------  ---------------
                                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:              Fixed maturity securities....        $ (1)              $   1               $ --
                                  Policyholder account balances
                                  (1)..........................         (13)                  8                 (5)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         (38)                 14                (24)
                                                                       ----               -----               ----
  Total........................................................        $(52)              $  23               $(29)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:              Fixed maturity securities....        $  6               $  (6)              $ --
                                  Policyholder account balances
                                  (1)..........................          (8)                  4                 (4)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         111                (117)                (6)
                                                                       ----               -----               ----
  Total........................................................        $109               $(119)              $(10)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008...........................        $(87)              $  86               $ (1)
                                                                       ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

     For the year ended December 31, 2010, the Company recognized ($1) million of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant and for the years ended December 31, 2009 and 2008, there were no amounts reclassified into net derivative gains (losses). At December 31, 2010 and 2009, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and one year, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----      ----      ----
                                                                   (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,...............................................  $  (1)     $ 20      $(13)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (107)      (44)        9
Amounts reclassified to net derivative gains (losses)......     (1)       23        24
                                                             -----      ----      ----
Accumulated other comprehensive income (loss), balance at
  December 31,.............................................  $(109)     $ (1)     $ 20
                                                             =====      ====      ====



     At December 31, 2010, $2 million of deferred net gains on derivatives in accumulated other comprehensive income (loss) was expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2010, 2009 and 2008:

                                  AMOUNT OF GAINS             AMOUNT AND LOCATION
                                 (LOSSES) DEFERRED             OF GAINS (LOSSES)              AMOUNT AND LOCATION
                                IN ACCUMULATED OTHER           RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW        COMPREHENSIVE INCOME    ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS          (LOSS) ON DERIVATIVES   INCOME (LOSS) INTO INCOME (LOSS)          ON DERIVATIVES
-----------------------------  ---------------------   --------------------------------   ---------------------------
                                                                                            (INEFFECTIVE PORTION AND
                                                                                              AMOUNT EXCLUDED FROM
                                (EFFECTIVE PORTION)           (EFFECTIVE PORTION)            EFFECTIVENESS TESTING)
                               ---------------------   --------------------------------   ---------------------------
                                                                NET DERIVATIVE                   NET DERIVATIVE
                                                                GAINS (LOSSES)                   GAINS (LOSSES)
                                                       --------------------------------   ---------------------------
                                                                                (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps........          $ (44)                        $ --                             $--
  Foreign currency swaps.....             (6)                          (3)                             --
  Interest rate forwards.....            (71)                           4                              (1)
  Credit forwards............             14                           --                              --
                                       -----                         ----                             ---
     Total...................          $(107)                        $  1                             $(1)
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps.....          $ (58)                        $(36)                            $--
  Interest rate forwards.....             17                           13                              --
  Credit forwards............             (3)                          --                              --
                                       -----                         ----                             ---
     Total...................          $ (44)                        $(23)                            $--
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps.....          $   9                         $(24)                            $--
                                       =====                         ====                             ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; (x) covered call options for income generation; and (xi) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               DERIVATIVE     INVESTMENT
                                                             GAINS (LOSSES)    INCOME(1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps........................................       $  51           $--
Interest rate floors.......................................          20            --
Interest rate caps.........................................          (9)           --
Interest rate futures......................................         (22)           --
Equity futures.............................................         (12)           --
Foreign currency swaps.....................................         (31)           --
Foreign currency forwards..................................           2            --
Equity options.............................................         (30)           (7)
Interest rate options......................................          (3)           --
Interest rate forwards.....................................           1            --
Variance swaps.............................................          (6)           --
Credit default swaps.......................................          --            --
                                                                  -----           ---
  Total....................................................       $ (39)          $(7)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)          $--
Interest rate floors.......................................        (265)           --
Interest rate caps.........................................           4            --
Interest rate futures......................................         (37)           --
Equity futures.............................................         (71)           --
Foreign currency swaps.....................................          (3)           --
Foreign currency forwards..................................          (4)           --
Equity options.............................................        (121)           (1)
Variance swaps.............................................         (40)           --
Credit default swaps.......................................         (50)           --
                                                                  -----           ---
  Total....................................................       $(736)          $(1)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514           $--
                                                                  =====           ===



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


risk, assuming the value of all referenced credit obligations is zero, was $912 million and $477 million at December 31, 2010 and 2009, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2010 and 2009, the Company would have received $13 million and $8 million, respectively, to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                         DECEMBER 31,
                                      ----------------------------------------------------------------------------------
                                                        2010                                      2009
                                      ----------------------------------------  ----------------------------------------
                                                      MAXIMUM                                   MAXIMUM
                                       ESTIMATED      AMOUNT                     ESTIMATED      AMOUNT
                                      FAIR VALUE     OF FUTURE      WEIGHTED    FAIR VALUE     OF FUTURE      WEIGHTED
RATING AGENCY DESIGNATION OF           OF CREDIT  PAYMENTS UNDER     AVERAGE     OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                              DEFAULT   CREDIT DEFAULT    YEARS TO      DEFAULT   CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                   SWAPS       SWAPS (2)    MATURITY (3)     SWAPS       SWAPS (2)    MATURITY (3)
------------------------------------  ----------  --------------  ------------  ----------  --------------  ------------
                                                                         (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps
  (corporate).......................      $ 1          $ 45            3.6          $ 1          $ 25            4.0
Credit default swaps referencing
  indices...........................       11           679            3.7            7           437            3.5
                                          ---          ----                         ---          ----
  Subtotal..........................       12           724            3.7            8           462            3.5
                                          ---          ----                         ---          ----
Baa
Single name credit default swaps
  (corporate).......................       --             5            3.0           --             5            4.0
Credit default swaps referencing
  indices...........................        1           183            5.0           --            10            5.0
                                          ---          ----                         ---          ----
  Subtotal..........................        1           188            5.0           --            15            4.7
                                          ---          ----                         ---          ----
     Total..........................      $13          $912            4.0          $ 8          $477            3.5
                                          ===          ====                         ===          ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010 and 2009, the Company was obligated to return cash collateral under its control of $965 million and $945 million, respectively. This unrestricted

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2010 and 2009, the Company had also accepted collateral consisting of various securities with a fair market value of $3 million and $88 million, respectively, which were held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2010, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                     ESTIMATED FAIR VALUE           FAIR VALUE OF INCREMENTAL
                                                   OF COLLATERAL PROVIDED:          COLLATERAL PROVIDED UPON:
                                                   -----------------------   --------------------------------------
                                                                                              DOWNGRADE IN THE
                                                                             ONE NOTCH     COMPANY'S CREDIT RATING
                                                                             DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                   ESTIMATED                                   IN THE          FULL OVERNIGHT
                               FAIR VALUE (1) OF                             COMPANY'S      COLLATERALIZATION OR
                              DERIVATIVES IN NET        FIXED MATURITY         CREDIT            TERMINATION
                              LIABILITY POSITION        SECURITIES(2)          RATING    OF THE DERIVATIVE POSITION
                              ------------------   -----------------------   ---------   --------------------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2010...........          $96                    $58                $11                  $62
DECEMBER 31, 2009...........          $42                    $--                $ 8                  $42


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $196 million. At December 31, 2010, the Company provided securities collateral of $58 million in connection with these derivatives. In the unlikely event that both:
(i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position at December 31, 2010 would be $138 million. This amount does not consider gross derivative assets of $100 million for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010 and 2009, the Company provided cash collateral for exchange-traded futures of $25 million and $18 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...............................  $936     $724
  Options embedded in debt or equity securities...................    (2)      (5)
                                                                    ----     ----
     Net embedded derivatives within asset host contracts.........  $934     $719
                                                                    ====     ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..............................  $254     $290
  Other...........................................................     5      (11)
                                                                    ----     ----
     Net embedded derivatives within liability host contracts.....  $259     $279
                                                                    ====     ====



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Net derivative gains (losses) (1), (2)......................  $132   $(314)  $436


--------

   (1) The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of ($153) million, ($567) million and $738 million, for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivatives gains (losses), in connection with this adjustment, were gains (losses) of $210 million, $816 million and ($1,145) million, for the years ended December 31, 2010, 2009 and 2008, respectively. The net derivative gains (losses) for the year ended December 31, 2010 included a gain of $191 million relating to a refinement for estimating nonperformance risk in fair value measurements implemented at June 30, 2010. See Note 4.

   (2) See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2010
                                        -----------------------------------------------------------------
                                           FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                        -----------------------------------------------------
                                         QUOTED PRICES IN
                                        ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                         IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                          AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                             (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                        ------------------   -----------------   ------------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities...........        $   --              $ 13,864          $1,510       $ 15,374
  Foreign corporate securities........            --                 7,590             880          8,470
  U.S. Treasury and agency
     securities.......................         4,616                 3,026              34          7,676
  RMBS................................            --                 6,674              35          6,709
  CMBS................................            --                 2,147             130          2,277
  ABS.................................            --                 1,301             568          1,869
  State and political subdivision
     securities.......................            --                 1,614              32          1,646
  Foreign government securities.......            --                   889              14            903
                                              ------              --------          ------       --------
     Total fixed maturity securities..         4,616                37,105           3,203         44,924
                                              ------              --------          ------       --------
Equity securities:
  Non-redeemable preferred stock......            --                    54             214            268
  Common stock........................            43                    72              22            137
                                              ------              --------          ------       --------
     Total equity securities..........            43                   126             236            405
                                              ------              --------          ------       --------
Other securities:
  FVO general account securities......            --                     7              --              7
  FVO contractholder-directed unit-
     linked investments...............         2,240                    --              --          2,240
                                              ------              --------          ------       --------
     Total other securities...........         2,240                     7              --          2,247
                                              ------              --------          ------       --------
Short-term investments (1)............           390                   584             173          1,147
Mortgage loans held by consolidated
  securitization entities.............            --                 6,840              --          6,840
Derivative assets: (2)
  Interest rate contracts.............             5                   804              10            819
  Foreign currency contracts..........            --                   589              --            589
  Credit contracts....................            --                     3              12             15
  Equity market contracts.............            --                    77              20             97
                                              ------              --------          ------       --------
     Total derivative assets..........             5                 1,473              42          1,520
                                              ------              --------          ------       --------
Net embedded derivatives within asset
  host contracts (3)..................            --                    --             936            936
Separate account assets (4)...........            76                61,410             133         61,619
                                              ------              --------          ------       --------
       Total assets...................        $7,370              $107,545          $4,723       $119,638
                                              ======              ========          ======       ========
LIABILITIES
Derivative liabilities: (2)
  Interest rate contracts.............        $    7              $    315          $   71       $    393
  Foreign currency contracts..........            --                    69              --             69
  Credit contracts....................            --                    21               1             22
  Equity market contracts.............            --                    --               8              8
                                              ------              --------          ------       --------
     Total derivative liabilities.....             7                   405              80            492
                                              ------              --------          ------       --------
Net embedded derivatives within
  liability host contracts (3)........            --                    --             259            259
Long-term debt of consolidated
  securitization entities.............            --                 6,773              --          6,773
                                              ------              --------          ------       --------
     Total liabilities................        $    7              $  7,178          $  339       $  7,524
                                              ======              ========          ======       ========



     See "-- Variable Interest Entities" in Note 2 for discussion of CSEs included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                      -----------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                      ------------------   -----------------   ------------   ---------
                                                                (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $   --              $13,793           $1,605       $15,398
  Foreign corporate securities......            --                6,344              994         7,338
  U.S. Treasury and agency
     securities.....................         3,972                2,252               33         6,257
  RMBS..............................            --                5,827               25         5,852
  CMBS..............................            --                2,572               45         2,617
  ABS...............................            --                1,452              537         1,989
  State and political subdivision
     securities.....................            --                1,147               32         1,179
  Foreign government securities.....            --                  629               16           645
                                            ------              -------           ------       -------
     Total fixed maturity
       securities...................         3,972               34,016            3,287        41,275
                                            ------              -------           ------       -------
Equity securities:
  Non-redeemable preferred stock....            --                   48              258           306
  Common stock......................            72                   70               11           153
                                            ------              -------           ------       -------
     Total equity securities........            72                  118              269           459
                                            ------              -------           ------       -------
Other securities....................           931                    7               --           938
Short-term investments (1)..........         1,057                  703                8         1,768
Derivative assets (2)...............             3                1,410               57         1,470
Net embedded derivatives within
  asset host contracts (3)..........            --                   --              724           724
Separate account assets (4).........            69               49,227              153        49,449
                                            ------              -------           ------       -------
     Total assets...................        $6,104              $85,481           $4,498       $96,083
                                            ======              =======           ======       =======
LIABILITIES
Derivative liabilities (2)..........        $    1              $   336           $   10       $   347
Net embedded derivatives within
  liability host contracts (3)......            --                   --              279           279
                                            ------              -------           ------       -------
     Total liabilities..............        $    1              $   336           $  289       $   626
                                            ======              =======           ======       =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   (2) Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented in the consolidated balance sheets within policyholder account balances and other liabilities. At December 31, 2010, fixed maturity securities and equity securities also included embedded derivatives of $3 million and ($5) million, respectively. At December 31, 2009, fixed maturity securities and equity securities included embedded derivatives of $0 and ($5) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity, equity and other securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans

     Mortgage loans presented in the tables above consist of commercial mortgage loans held by CSEs for which the Company has elected the FVO and which are carried at estimated fair value. As discussed in Note 1, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company adopted new guidance effective January 1, 2010 and consolidated certain securitization entities that hold commercial mortgage loans. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Embedded derivatives principally include certain direct and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances in the consolidated balance sheets.

     The fair value of these guarantees is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates, currency exchange rates and observable and estimated implied volatilities.

     The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs. Both of these adjustments are captured as components of the spread which, when combined with the risk free rate, is used to discount the cash flows of the liability for purposes of determining its fair value.

     The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described above to an affiliated reinsurance company that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     As part of its regular review of critical accounting estimates, the Company periodically assesses inputs for estimating nonperformance risk (commonly referred to as "own credit") in fair value measurements. During the second quarter of 2010, the Company completed a study that aggregated and evaluated data, including historical recovery rates of insurance companies, as well as policyholder behavior observed over the past two years as the recent financial crisis evolved. As a result, at the end of the second quarter of 2010, the Company refined the way in which it incorporates expected recovery rates into the nonperformance risk adjustment for purposes of estimating the fair value of investment-type contracts and embedded derivatives within insurance contracts. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recognized a gain of $60 million, net of DAC and income tax, relating to implementing the refinement at June 30, 2010.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

     The Company has elected the FVO for the long-term debt of CSEs, which are carried at estimated fair value. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder-directed unit-linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

     These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

     These assets are comprised of securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and certain exchange-traded derivatives, including financial futures. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

          U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

          Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

     These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

     This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

  Interest rate contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Inter-Bank Offer Rate ("LIBOR") basis curves, and repurchase rates.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

  Credit contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  Equity market contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, and dividend yield curves.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves, and equity volatility.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

     The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

     These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Interest rate contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Credit contracts.

     Non-option-based -- Significant unobservable inputs may include credit correlation, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Equity market contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

     These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $370 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain private placements included in U.S. and foreign corporate securities and certain CMBS.

     During the year ended December 31, 2010, fixed maturity securities transfers out of Level 3 of $358 million and separate account assets transfers out of Level 3 of $3 million, resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings primarily for certain U.S. and foreign corporate securities, ABS and CMBS.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                --------------------------------------------------------------------------------------------
                                                TOTAL REALIZED/UNREALIZED
                                               GAINS (LOSSES) INCLUDED IN:
                                            --------------------------------     PURCHASES,
                                                                   OTHER           SALES,
                                 BALANCE,                      COMPREHENSIVE   ISSUANCES AND   TRANSFER INTO   TRANSFER OUT
                                JANUARY 1,  EARNINGS (1), (2)  INCOME (LOSS)  SETTLEMENTS (3)   LEVEL 3 (4)   OF LEVEL 3 (4)
                                ----------  -----------------  -------------  ---------------  -------------  --------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...    $1,605           $  2             $ 79           $(173)           $147           $(150)
  Foreign corporate
     securities...............       994             (4)              90            (199)            114            (115)
  U.S. Treasury and agency
     securities...............        33             --                2              (1)             --              --
  RMBS........................        25             --                3             (10)             17              --
  CMBS........................        45             --               21               1              85             (22)
  ABS.........................       537             (7)              78              15               4             (59)
  State and political
     subdivision securities...        32             --                4              (1)             --              (3)
  Foreign government
     securities...............        16             --               --               4               3              (9)
                                  ------           ----             ----           -----            ----           -----
     Total fixed maturity
       securities.............    $3,287           $ (9)            $277           $(364)           $370           $(358)
                                  ======           ====             ====           =====            ====           =====
Equity securities:
  Non-redeemable preferred
     stock....................    $  258           $ 15             $  6           $ (65)           $ --           $  --
  Common stock................        11              5                3               3              --              --
                                  ------           ----             ----           -----            ----           -----
     Total equity securities..    $  269           $ 20             $  9           $ (62)           $ --           $  --
                                  ======           ====             ====           =====            ====           =====
Short-term investments........    $    8           $  1             $ --           $ 164            $ --           $  --
Net derivatives: (5)
  Interest rate contracts.....    $    2           $ 10             $(71)          $  (2)           $ --           $  --
  Foreign currency contracts..        23             --               --              --              --             (23)
  Credit contracts............         4              3               13              (9)             --              --
  Equity market contracts.....        18             (6)              --              --              --              --
                                  ------           ----             ----           -----            ----           -----
     Total net derivatives....    $   47           $  7             $(58)          $ (11)           $ --           $ (23)
                                  ======           ====             ====           =====            ====           =====
Separate account assets (6)...    $  153           $ (5)            $ --           $ (12)           $ --           $  (3)
Net embedded derivatives (7)..    $  445           $135             $ --           $  97            $ --           $  --
                                 FAIR VALUE
                                MEASUREMENTS
                                    USING
                                 SIGNIFICANT
                                UNOBSERVABLE
                                   INPUTS
                                  (LEVEL 3)
                                ------------
                                  BALANCE,
                                DECEMBER 31,
                                ------------
                                     (IN
                                  MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...     $1,510
  Foreign corporate
     securities...............        880
  U.S. Treasury and agency
     securities...............         34
  RMBS........................         35
  CMBS........................        130
  ABS.........................        568
  State and political
     subdivision securities...         32
  Foreign government
     securities...............         14
                                   ------
     Total fixed maturity
       securities.............     $3,203
                                   ======
Equity securities:
  Non-redeemable preferred
     stock....................     $  214
  Common stock................         22
                                   ------
     Total equity securities..     $  236
                                   ======
Short-term investments........     $  173
Net derivatives: (5)
  Interest rate contracts.....     $  (61)
  Foreign currency contracts..         --
  Credit contracts............         11
  Equity market contracts.....         12
                                   ------
     Total net derivatives....     $  (38)
                                   ======
Separate account assets (6)...     $  133
Net embedded derivatives (7)..     $  677

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                     ---------------------------------------------------------------------------------------
                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                 GAINS (LOSSES) INCLUDED
                                                           IN:
                                                 -----------------------     PURCHASES,
                                                               OTHER           SALES,       TRANSFER INTO
                                      BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT      BALANCE,
                                     JANUARY 1,   (1),(2)  INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)  DECEMBER 31,
                                     ----------  --------  -------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities........    $1,401      $(114)       $192           $(172)           $ 298         $1,605
  Foreign corporate securities.....       926        (95)        334             (47)            (124)           994
  U.S. Treasury and agency
     securities....................        36         --          (1)             (2)              --             33
  RMBS.............................        62         (4)          5              (9)             (29)            25
  CMBS.............................       116        (42)         50              (7)             (72)            45
  ABS..............................       558        (51)        171            (138)              (3)           537
  State and political subdivision
     securities....................        24         --           6               2               --             32
  Foreign government securities....        10         --           1              (1)               6             16
                                       ------      -----        ----           -----            -----         ------
     Total fixed maturity
       securities..................    $3,133      $(306)       $758           $(374)           $  76         $3,287
                                       ======      =====        ====           =====            =====         ======
Equity securities:
  Non-redeemable preferred stock...    $  318      $(101)       $113           $ (66)           $  (6)        $  258
  Common stock.....................         8         --          (1)              4               --             11
                                       ------      -----        ----           -----            -----         ------
     Total equity securities.......    $  326      $(101)       $112           $ (62)           $  (6)        $  269
                                       ======      =====        ====           =====            =====         ======
Other securities...................    $   50      $  --        $ --           $ (50)           $  --         $   --
Short-term investments.............    $   --      $  --        $ --           $   8            $  --         $    8
Net derivatives (5)................    $  309      $ (40)       $ (3)          $ (15)           $(204)        $   47
Separate account assets (6)........    $  159      $  (7)       $ --           $   1            $  --         $  153
Net embedded derivatives (7).......    $  657      $(328)       $ --           $ 116            $  --         $  445



                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                            -----------------------------------------------------------------------------------------------------
                                                                                  TOTAL
                                                                           REALIZED/UNREALIZED
                                                                         GAINS (LOSSES) INCLUDED
                                                                                   IN:
                                                                         -----------------------     PURCHASES,
                                                                                       OTHER           SALES,       TRANSFER INTO
                                 BALANCE,        IMPACT OF    BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT
                            DECEMBER 31, 2007  ADOPTION (8)  JANUARY 1,   (1, 2)   INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)
                            -----------------  ------------  ----------  --------  -------------  ---------------  --------------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........        $1,645            $--        $1,645      $(167)     $  (313)         $ 101            $135
  Foreign corporate
     securities...........         1,355             --         1,355        (12)        (504)          (110)            197
  U.S. Treasury and agency
     securities...........            19             --            19         --           --             34             (17)
  RMBS....................           323             --           323          2          (46)          (156)            (61)
  CMBS....................           258             --           258        (66)         (76)            --              --
  ABS.....................           925             --           925        (20)        (254)           (84)             (9)
  State and political
     subdivision
     securities...........            44             --            44         (1)         (19)            --              --
  Foreign government
     securities...........            33             --            33          1           (2)           (17)             (5)
                                  ------            ---        ------      -----      -------          -----            ----
     Total fixed maturity
       securities.........        $4,602            $--        $4,602      $(263)     $(1,214)         $(232)           $240
                                  ======            ===        ======      =====      =======          =====            ====
Equity securities:
  Non-redeemable preferred
     stock................        $  521            $--        $  521      $ (44)     $  (109)         $ (50)           $ --
  Common stock............            35             --            35         (4)          (1)           (22)             --
                                  ------            ---        ------      -----      -------          -----            ----
     Total equity
       securities.........        $  556            $--        $  556      $ (48)     $  (110)         $ (72)           $ --
                                  ======            ===        ======      =====      =======          =====            ====
Other securities..........        $   --            $--        $   --      $  --      $    --          $  50            $ --
Net derivatives (5).......        $  108            $--        $  108      $ 266      $    --          $ (65)           $ --
Separate account assets
  (6).....................        $  183            $--        $  183      $ (22)     $    --          $  --            $ (2)
Net embedded derivatives
  (7).....................        $  125            $92        $  217      $ 366      $    --          $  74            $ --
                             FAIR VALUE
                            MEASUREMENTS
                                USING
                             SIGNIFICANT
                            UNOBSERVABLE
                               INPUTS
                              (LEVEL 3)
                            ------------
                              BALANCE,
                            DECEMBER 31,
                            ------------
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........     $1,401
  Foreign corporate
     securities...........        926
  U.S. Treasury and agency
     securities...........         36
  RMBS....................         62
  CMBS....................        116
  ABS.....................        558
  State and political
     subdivision
     securities...........         24
  Foreign government
     securities...........         10
                               ------
     Total fixed maturity
       securities.........     $3,133
                               ======
Equity securities:
  Non-redeemable preferred
     stock................     $  318
  Common stock............          8
                               ------
     Total equity
       securities.........     $  326
                               ======
Other securities..........     $   50
Net derivatives (5).......     $  309
Separate account assets
  (6).....................     $  159
Net embedded derivatives
  (7).....................     $  657

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $92 million increase to net assets. Such amount was also impacted by a reduction to DAC of $30 million resulting in a net increase of $62 million. This increase was offset by a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives, resulting in a total net impact of adoption of $59 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                          -------------------------------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                       GAINS (LOSSES) INCLUDED IN EARNINGS
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 7              $ (5)               $ --            $  2
  Foreign corporate securities..........       (1)               (3)                 --              (4)
  RMBS..................................       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (8)                 --              (7)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(16)               $ --            $ (9)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ 15                $ --            $ 15
  Common stock..........................       --                 5                  --               5
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ 20                $ --            $ 20
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $135            $135

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 3              $(117)              $  --          $(114)
  Foreign corporate securities.........       (1)               (94)                 --            (95)
  RMBS.................................       --                 (4)                 --             (4)
  CMBS.................................        1                (43)                 --            (42)
  ABS..................................       --                (51)                 --            (51)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 3              $(309)              $  --          $(306)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $(101)              $  --          $(101)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $(101)              $  --          $(101)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (40)         $ (40)
Net embedded derivatives...............      $--              $  --               $(328)         $(328)



                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 5              $(172)              $ --           $(167)
  Foreign corporate securities.........       (3)                (9)                --             (12)
  RMBS.................................       --                  2                 --               2
  CMBS.................................        4                (70)                --             (66)
  ABS..................................       --                (20)                --             (20)
  State and political subdivision
     securities........................       (1)                --                 --              (1)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(269)              $ --           $(263)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (44)              $ --           $ (44)
  Common stock.........................       --                 (4)                --              (4)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (48)              $ --           $ (48)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $266           $ 266
Net embedded derivatives...............      $--              $  --               $366           $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                    RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2010
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 6              $(10)               $ --            $ (4)
  Foreign corporate securities..........       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (2)                 --              (1)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(12)               $ --            $ (5)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ --                $ --            $ --
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ --                $ --            $ --
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $137            $137

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2009
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
  Fixed maturity securities:
  U.S. corporate securities............      $ 6              $(105)              $  --          $ (99)
  Foreign corporate securities.........       (1)               (43)                 --            (44)
  CMBS.................................        1                (56)                 --            (55)
  ABS..................................       --                (21)                 --            (21)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 6              $(225)              $  --          $(219)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (38)              $  --          $ (38)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $ (38)              $  --          $ (38)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (33)         $ (33)
Net embedded derivatives...............      $--              $  --               $(332)         $(332)



                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2008
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 4              $(139)              $ --           $(135)
  Foreign corporate securities.........       (3)                (6)                --              (9)
  CMBS.................................        4                (69)                --             (65)
  ABS..................................       --                (16)                --             (16)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(230)              $ --           $(224)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (29)              $ --           $ (29)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (29)              $ --           $ (29)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $233           $ 233
Net embedded derivatives...............      $--              $  --               $353           $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FVO -- CONSOLIDATED SECURITIZATION ENTITIES

     As discussed in Note 1, upon the adoption of new guidance effective January 1, 2010, the Company elected fair value accounting for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Unpaid principal balance........................................        $6,636
Excess of estimated fair value over unpaid principal balance....           204
                                                                        ------
  Carrying value at estimated fair value........................        $6,840
                                                                        ======



     The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Contractual principal balance...................................        $6,541
Excess of estimated fair value over contractual principal
  balance.......................................................           232
                                                                        ------
  Carrying value at estimated fair value........................        $6,773
                                                                        ======



     Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses), which is summarized in Note 2.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------------------------------------
                                            2010                                        2009
                         -----------------------------------------   -----------------------------------------        2008
                                           ESTIMATED        NET                        ESTIMATED        NET      --------------
                            CARRYING          FAIR      INVESTMENT      CARRYING          FAIR      INVESTMENT      CARRYING
                         VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO
                           MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT
                         --------------   -----------   ----------   --------------   -----------   ----------   --------------
                                                                      (IN MILLIONS)
Mortgage loans, net
  (1).................         $--            $--          $ --           $ --            $--          $ --            $24
Other limited
  partnership
  interests (2).......         $33            $22          $(11)          $110            $44          $(66)           $11
Real estate joint
  ventures (3)........         $25            $ 5          $(20)          $ 90            $48          $(42)           $--
                         YEARS ENDED DECEMBER 31,
                         ------------------------
                                   2008
                         ------------------------
                          ESTIMATED        NET
                             FAIR      INVESTMENT
                         VALUE AFTER      GAINS
                         MEASUREMENT    (LOSSES)
                         -----------   ----------
                               (IN MILLIONS)
Mortgage loans, net
  (1).................       $--          $(24)
Other limited
  partnership
  interests (2).......       $ 6          $ (5)
Real estate joint
  ventures (3)........       $--          $ --


--------

   (1) Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $23 million and $32 million at December 31, 2010 and 2009, respectively.

   (3) Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $3 million and $40 million at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2010                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net (1)...............................                $ 5,890       $ 6,022
Policy loans..........................................                $ 1,190       $ 1,260
Real estate joint ventures (2)........................                $    79       $   102
Other limited partnership interests(2)................                $   104       $   116
Short-term investments (3)............................                $    88       $    88
Cash and cash equivalents.............................                $ 1,928       $ 1,928
Accrued investment income.............................                $   559       $   559
Premiums, reinsurance and other receivables(2)........                $ 5,959       $ 6,164
LIABILITIES
Policyholder account balances (2).....................                $24,622       $26,061
Payables for collateral under securities loaned and
  other transactions..................................                $ 8,103       $ 8,103
Long-term debt (4)....................................                $   795       $   930
Other liabilities (2).................................                $   294       $   294
Separate account liabilities (2)......................                $ 1,407       $ 1,407
COMMITMENTS (5)
Mortgage loan commitments.............................    $270        $    --       $    (2)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $315        $    --       $   (12)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2009                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net...................................                $ 4,748       $ 4,345
Policy loans..........................................                $ 1,189       $ 1,243
Real estate joint ventures (2)........................                $    64       $    62
Other limited partnership interests (2)...............                $   128       $   151
Short-term investments (3)............................                $     7       $     7
Cash and cash equivalents.............................                $ 2,574       $ 2,574
Accrued investment income.............................                $   516       $   516
Premiums, reinsurance and other receivables (2).......                $ 4,582       $ 4,032
LIABILITIES
Policyholder account balances (2).....................                $24,591       $24,233
Payables for collateral under securities loaned and
  other transactions..................................                $ 7,169       $ 7,169
Long-term debt........................................                $   950       $ 1,003
Other liabilities (2).................................                $   188       $   188
Separate account liabilities (2)......................                $ 1,367       $ 1,367
COMMITMENTS (5)
Mortgage loan commitments.............................    $131        $    --       $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $445        $    --       $   (29)


--------

   (1) Mortgage loans as presented in the table above differs from the amount presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs.

   (2) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because these tables do not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (4) Long-term debt as presented in the table above differs from the amount presented in the consolidated balance sheet because this table does not include long-term debt of CSEs.

   (5) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage Loans

     The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans

     For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests

     Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments

     Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

     Cash and Cash Equivalents

     Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income

     Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Policyholder Account Balances

     Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

     Payables for Collateral Under Securities Loaned and Other Transactions

     The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

     Long-term Debt

     The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities

     Other liabilities included in the tables above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance treaties accounted for as deposit type treaties. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the carrying values.

     Separate Account Liabilities

     Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

     The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                             DAC     VOBA     TOTAL
                                                           ------   ------   -------
                                                                 (IN MILLIONS)
Balance at January 1, 2008...............................  $2,252   $2,696   $ 4,948
  Capitalizations........................................     835       --       835
                                                           ------   ------   -------
     Subtotal............................................   3,087    2,696     5,783
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................    (190)     (35)     (225)
     Other expenses......................................    (504)    (434)     (938)
                                                           ------   ------   -------
       Total amortization................................    (694)    (469)   (1,163)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................     389      434       823
  Effect of foreign currency translation.................      (3)      --        (3)
                                                           ------   ------   -------
Balance at December 31, 2008.............................   2,779    2,661     5,440
  Capitalizations........................................     851       --       851
                                                           ------   ------   -------
     Subtotal............................................   3,630    2,661     6,291
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     225       86       311
     Other expenses......................................    (408)    (197)     (605)
                                                           ------   ------   -------
       Total amortization................................    (183)    (111)     (294)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (322)    (433)     (755)
  Effect of foreign currency translation.................       2       --         2
                                                           ------   ------   -------
Balance at December 31, 2009.............................   3,127    2,117     5,244
  Capitalizations........................................     978       --       978
                                                           ------   ------   -------
       Subtotal..........................................   4,105    2,117     6,222
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     (67)     (17)      (84)
     Other expenses......................................    (458)    (297)     (755)
                                                           ------   ------   -------
       Total amortization................................    (525)    (314)     (839)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (167)    (117)     (284)
                                                           ------   ------   -------
Balance at December 31, 2010.............................  $3,413   $1,686   $ 5,099
                                                           ======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $292 million in 2011, $250 million in 2012, $201 million in 2013, $163 million in 2014 and $131 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2010     2009     2010     2009     2010     2009
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,985   $1,785   $  996   $1,275   $2,981   $3,060
Corporate Benefit Funding..............       8        6        1        1        9        7
Insurance Products.....................   1,329    1,292      689      841    2,018    2,133
Corporate & Other......................      91       44       --       --       91       44
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,413   $3,127   $1,686   $2,117   $5,099   $5,244
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Retirement Products...............................................  $219     $219
Corporate Benefit Funding.........................................   307      307
Insurance Products:
  Non-medical health..............................................     5        5
  Individual life.................................................    17       17
                                                                    ----     ----
     Total Insurance Products.....................................    22       22
Corporate & Other.................................................   405      405
                                                                    ----     ----
Total.............................................................  $953     $953
                                                                    ====     ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2010 based upon data at June 30, 2010. The tests indicated that goodwill was not impaired.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                                                             POLICYHOLDER      OTHER POLICY-
                                        FUTURE POLICY          ACCOUNT            RELATED
                                           BENEFITS            BALANCES           BALANCES
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2010      2009      2010      2009     2010     2009
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,718   $ 1,435   $20,990   $21,059   $   18   $   19
Corporate Benefit Funding...........   12,991    12,697     9,452     9,393        5        5
Insurance Products..................    3,060     2,391     6,592     6,052    2,268    1,997
Corporate & Other...................    5,429     5,098     2,257       938      361      276
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $23,198   $21,621   $39,291   $37,442   $2,652   $2,297
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $215      $224      $232
Amortization..............................................   (12)       (9)       (8)
                                                            ----      ----      ----
Balance at December 31,...................................  $203      $215      $224
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $13 million in 2011, $15 million in 2012, $16 million in 2013, $17 million in 2014 and $17 million in 2015.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $493      $422      $403
Capitalization............................................   100       124       111
Amortization..............................................   (56)      (53)      (92)
                                                            ----      ----      ----
Balance at December 31,...................................  $537      $493      $422
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $61.6 billion and $49.4 billion at December 31, 2010 and 2009, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,085 million, $804 million and $893 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain SPEs that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2010, 2009 and 2008, the Company issued $19.1 billion, $14.5 billion and $2.8 billion, respectively, and repaid $18.6 billion, $15.3 billion and $1.1 billion, respectively, of such funding agreements. At December 31, 2010 and 2009, funding agreements outstanding, which are included in policyholder account balances, were $6.6 billion and $6.1 billion, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $78 million, $127 million and $192 million, respectively.

     MICC is a member of the FHLB of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2010 and 2009, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $100 million and $326 million at December 31, 2010 and 2009, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $211 million and $419 million at December 31, 2010 and 2009, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $1 million, $6 million and $15 million, respectively.

     During 2010, MICC issued funding agreements to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such SPEs was $200 million at December 31, 2010, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural mortgage loans with a carrying value of $231 million at December 31, 2010. During the year ended December 31, 2010, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $2 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $805      $691      $612
  Less: Reinsurance recoverables..........................   706       589       463
                                                            ----      ----      ----
Net balance at January 1,.................................    99       102       149
                                                            ----      ----      ----
Incurred related to:
  Current year............................................    24        26         8
  Prior years.............................................   (12)      (17)      (29)
                                                            ----      ----      ----
     Total incurred.......................................    12         9       (21)
                                                            ----      ----      ----
Paid related to:
  Current year............................................    (1)       (1)       (2)
  Prior years.............................................   (10)      (11)      (24)
                                                            ----      ----      ----
     Total paid...........................................   (11)      (12)      (26)
                                                            ----      ----      ----
Net balance at December 31,...............................   100        99       102
  Add: Reinsurance recoverables...........................   878       706       589
                                                            ----      ----      ----
Balance at December 31,...................................  $978      $805      $691
                                                            ====      ====      ====



     During 2010, 2009 and 2008, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $12 million, $17 million and $29 million for the years ended December 31, 2010, 2009 and 2008, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2010                             2009
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  21,840             N/A        $  15,705             N/A
Net amount at risk (2)..................     $     415 (3)         N/A        $   1,018 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  42,553       $  30,613        $  35,687       $  22,157
Net amount at risk (2)..................     $   3,200 (3)   $   3,523 (4)    $   5,093 (3)   $   4,158 (4)
Average attained age of
  contractholders.......................      60 years        62 years         60 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2010           2009
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,740      $   3,805
Net amount at risk (2).....................................    $  51,639 (3)  $  58,134 (3)
Average attained age of policyholders......................     59 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                          UNIVERSAL AND
                                                                          VARIABLE LIFE
                                                                            CONTRACTS
                                                                          -------------
                                                  ANNUITY CONTRACTS
                                             --------------------------
                                             GUARANTEED     GUARANTEED
                                                DEATH     ANNUITIZATION     SECONDARY
                                              BENEFITS       BENEFITS       GUARANTEES     TOTAL
                                             ----------   -------------   -------------   ------
                                                                (IN MILLIONS)
DIRECT:
  Balance at January 1, 2008...............     $ 30           $ 45            $ 65       $  140
     Incurred guaranteed benefits..........      118            176              43          337
     Paid guaranteed benefits..............      (50)            --              --          (50)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       98            221             108          427
     Incurred guaranteed benefits..........       48             (6)            187          229
     Paid guaranteed benefits..............      (89)            --              --          (89)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       57            215             295          567
     Incurred guaranteed benefits..........       52             66             601          719
     Paid guaranteed benefits..............      (30)            --              --          (30)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 79           $281            $896       $1,256
                                                ====           ====            ====       ======
CEDED:
  Balance at January 1, 2008...............     $ 28           $ 17            $ --       $   45
     Incurred guaranteed benefits..........       94             55              --          149
     Paid guaranteed benefits..............      (36)            --              --          (36)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       86             72              --          158
     Incurred guaranteed benefits..........       38              2             142          182
     Paid guaranteed benefits..............      (68)            --              --          (68)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       56             74             142          272
     Incurred guaranteed benefits..........       38             23             515          576
     Paid guaranteed benefits..............      (18)            --              --          (18)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 76           $ 97            $657       $  830
                                                ====           ====            ====       ======
NET:
  Balance at January 1, 2008...............     $  2           $ 28            $ 65       $   95
     Incurred guaranteed benefits..........       24            121              43          188
     Paid guaranteed benefits..............      (14)            --              --          (14)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       12            149             108          269
     Incurred guaranteed benefits..........       10             (8)             45           47
     Paid guaranteed benefits..............      (21)            --              --          (21)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............        1            141             153          295
     Incurred guaranteed benefits..........       14             43              86          143
     Paid guaranteed benefits..............      (12)            --              --          (12)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $  3           $184            $239       $  426
                                                ====           ====            ====       ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2010      2009
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $34,207   $27,202
  Balanced....................................................   19,552    14,693
  Bond........................................................    4,330     2,682
  Money Market................................................    1,136     1,454
  Specialty...................................................    1,004       824
                                                                -------   -------
     Total....................................................  $60,229   $46,855
                                                                =======   =======



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

     The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.9 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured. At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                            2010      2009      2008
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums.......................................  $ 1,559   $ 1,782   $ 1,042
  Reinsurance assumed...................................       13        14        15
  Reinsurance ceded.....................................     (505)     (484)     (423)
                                                          -------   -------   -------
     Net premiums.......................................  $ 1,067   $ 1,312   $   634
                                                          =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees........................................  $ 2,104   $ 1,681   $ 1,710
  Reinsurance assumed...................................      120       115       197
  Reinsurance ceded.....................................     (585)     (416)     (529)
                                                          -------   -------   -------
     Net universal life and investment-type product
       policy fees......................................  $ 1,639   $ 1,380   $ 1,378
                                                          =======   =======   =======
OTHER REVENUES:
  Direct other revenues.................................  $   200   $   121   $   147
  Reinsurance ceded.....................................      303       477        83
                                                          -------   -------   -------
     Net other revenues.................................  $   503   $   598   $   230
                                                          =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...............  $ 3,708   $ 3,314   $ 2,775
  Reinsurance assumed...................................       31        10        23
  Reinsurance ceded.....................................   (1,834)   (1,259)   (1,352)
                                                          -------   -------   -------
     Net policyholder benefits and claims...............  $ 1,905   $ 2,065   $ 1,446
                                                          =======   =======   =======
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Direct interest credited to policyholder account
     balances...........................................  $ 1,265   $ 1,270   $ 1,095
  Reinsurance assumed...................................       64        64        57
  Reinsurance ceded.....................................      (58)      (33)      (22)
                                                          -------   -------   -------
     Net interest credited to policyholder account
       balances.........................................  $ 1,271   $ 1,301   $ 1,130
                                                          =======   =======   =======
OTHER EXPENSES:
  Direct other expenses.................................  $ 2,110   $ 1,034   $ 1,796
  Reinsurance assumed...................................       90       105        96
  Reinsurance ceded.....................................      121        68        41
                                                          -------   -------   -------
     Net other expenses.................................  $ 2,321   $ 1,207   $ 1,933
                                                          =======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                DECEMBER 31, 2010
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $17,008    $   40   $16,592      $   376
Deferred policy acquisition costs and value of
  business acquired..............................    5,099       164      (499)       5,434
                                                   -------    ------   -------      -------
  Total assets...................................  $22,107    $  204   $16,093      $ 5,810
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $23,198    $   87   $    --      $23,111
Other policy-related balances....................    2,652     1,435       543          674
Other liabilities................................    4,503        12     3,409        1,082
                                                   -------    ------   -------      -------
  Total liabilities..............................  $30,353    $1,534   $ 3,952      $24,867
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Other policy-related balances....................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $26,095    $1,483   $ 1,626      $22,986
                                                   =======    ======   =======      =======



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $4.7 billion and $4.6 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at December 31, 2010 and 2009.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  13     $  14     $  15
  Reinsurance ceded (1)....................................   (191)     (166)     (116)
                                                             -----     -----     -----
     Net premiums..........................................  $(178)    $(152)    $(101)
                                                             =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 120     $ 115     $ 197
  Reinsurance ceded (1)....................................   (308)     (168)     (278)
                                                             -----     -----     -----
     Net universal life and investment-type product policy
       fees................................................  $(188)    $ (53)    $ (81)
                                                             =====     =====     =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --     $  --     $  --
  Reinsurance ceded........................................    303       477        83
                                                             -----     -----     -----
     Net other revenues....................................  $ 303     $ 477     $  83
                                                             =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $  29     $   8     $  19
  Reinsurance ceded (1)....................................   (343)     (239)     (274)
                                                             -----     -----     -----
     Net policyholder benefits and claims..................  $(314)    $(231)    $(255)
                                                             =====     =====     =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64     $  64     $  57
  Reinsurance ceded........................................    (59)      (33)      (22)
                                                             -----     -----     -----
     Net interest credited to policyholder account
       balances............................................  $   5     $  31     $  35
                                                             =====     =====     =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $  90     $ 105     $  97
  Reinsurance ceded (1)....................................    152       102        76
                                                             -----     -----     -----
     Net other expenses....................................  $ 242     $ 207     $ 173
                                                             =====     =====     =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded other expenses of $9 million, $36 million, $47 million and ($1) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2010               2009
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.......   $   40   $9,826    $   30   $7,157
Deferred policy acquisition costs and value of
  business acquired...............................      164     (484)      230     (399)
                                                     ------   ------    ------   ------
  Total assets....................................   $  204   $9,342    $  260   $6,758
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   41   $   --    $   27   $   --
Other policy-related balances.....................    1,435      508     1,393      284
Other liabilities.................................       12    3,200         9    1,150
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,488   $3,708    $1,429   $1,434
                                                     ======   ======    ======   ======



     The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $936 million and $724 million at December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008, net derivative gains (losses) included ($2) million, ($1,456) million, and $1,685 million, respectively, in changes in fair value of such embedded derivatives.

     MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $5 million at December 31, 2010 and decreased the funds withheld balance by $11 million at December 31, 2009. The changes in fair value of the embedded derivatives included in net derivative gains (losses), were ($17) million, ($16) million and $27 million at December 31, 2010, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $304 million and $180 million at December 31, 2010 and 2009, respectively, and are considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $81 million, $36 million and $38 million at December 31, 2010, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2010 and 2009, unearned revenue related to the experience refund was $560 million and $337 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effective yield methodology to include these updated assumptions and resultant projected cash flows. The deposit receivable balance for these treaties was increased by $62 million and $279 million, with a corresponding increase in other revenues during the years ended December 31, 2010 and 2009, respectively.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.4 billion and $4.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $4.6 billion and $4.4 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at December 31, 2010 and 2009.

9.  DEBT

     Long-term debt outstanding was as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038.....................  $750     $750
Surplus notes, interest rate 6-month LIBOR plus 1.80%, due 2011...    --      200
                                                                    ----     ----
Total long-term debt -- affiliated................................   750      950
Long-term debt -- unaffiliated....................................    45       --
                                                                    ----     ----
Total long-term debt(1)...........................................  $795     $950
                                                                    ====     ====



--------

   (1) Excludes $6,773 million at December 31, 2010 of long-term debt relating to CSEs. See Note 2.

     On December 23, 2010, Greater Sandhill I, LLC, an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets.

     In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note to MetLife Credit Corporation.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2010 were $45 million in 2030 and $750 million in 2038.

     Interest expense related to the Company's indebtedness included in other expenses was $70 million, $71 million and $72 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At both December 31, 2010 and 2009, the Company did not have any short-term debt. During the years ended December 31, 2009 and 2008, the weighted average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively. The Company did not have any short-term debt activity in 2010.

10.  INCOME TAX

     The provision for income tax from continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Current:
  Federal...................................................  $ 55   $  24   $(50)
  State and local...........................................    --       1     (2)
  Foreign...................................................    (4)     (4)    --
                                                              ----   -----   ----
     Subtotal...............................................    51      21    (52)
                                                              ----   -----   ----
Deferred:
  Federal...................................................   274    (380)   260
  Foreign...................................................    (5)     (9)    (5)
                                                              ----   -----   ----
     Subtotal...............................................   269    (389)   255
                                                              ----   -----   ----
Provision for income tax expense (benefit)..................  $320   $(368)  $203
                                                              ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $377   $(285)  $273
Tax effect of:
  Tax-exempt investment income..............................   (67)    (69)   (65)
  Prior year tax............................................     8     (17)    (4)
  Foreign tax rate differential and change in valuation
     allowance..............................................     7       3     --
  State tax, net of federal benefit.........................    --      --     (1)
  Tax credits...............................................    (6)     --     --
  Other, net................................................     1      --     --
                                                              ----   -----   ----
     Provision for income tax expense (benefit).............  $320   $(368)  $203
                                                              ====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,298   $1,574
  Net operating loss carryforwards..............................      99      111
  Net unrealized investment losses..............................      --      372
  Operating lease reserves......................................       2        4
  Capital loss carryforwards....................................     359      423
  Investments, including derivatives............................     297      304
  Tax credit carryforwards......................................     167      102
  Other.........................................................      20       16
                                                                  ------   ------
                                                                   2,242    2,906
  Less: Valuation allowance.....................................       4       --
                                                                  ------   ------
                                                                   2,238    2,906
                                                                  ------   ------
Deferred income tax liabilities:
  Net unrealized investment gains...............................     166       --
  DAC and VOBA..................................................   1,713    1,748
  Other.........................................................       3       11
                                                                  ------   ------
                                                                   1,882    1,759
                                                                  ------   ------
Net deferred income tax asset...................................  $  356   $1,147
                                                                  ======   ======



     Domestic net operating loss carryforwards of $60 million at December 31, 2010 will expire beginning in 2025. State net operating loss carryforwards of $44 million at December 31, 2010 will expire beginning in 2011. Foreign net operating loss carryforwards of $280 million at December 31, 2010 have an indefinite expiration. Domestic capital loss carryforwards of $1,027 million at December 31, 2010 will expire beginning in 2011. Tax credit carryforwards of $167 million at December 31, 2010 will expire beginning in 2017.

     The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2010, the Company recorded an overall increase to the deferred tax valuation allowance of $4 million.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 and 2006 tax years, began in April 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

     At December 31, 2010, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $38 million, $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at January 1,.......................................   $44       $48       $53
Additions for tax positions of prior years..................     1         2        --
Additions for tax positions of current year.................    --        --         2
Reductions for tax positions of current year................    (7)       (6)       (7)
                                                               ---       ---       ---
Balance at December 31,.....................................   $38       $44       $48
                                                               ===       ===       ===



     During the year ended December 31, 2010, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2010, the Company had $9 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $5 million from December 31, 2009. The $5 million increase resulted from a modification to the cumulative interest due regarding the liability for unrecognized benefits.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $67 million and $68 million, respectively, related to the separate account DRD. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return. The 2009 benefit included a benefit of $16 million related to a true-up of the 2008 tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2010.

     Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On July 20, 2010, the United States Court of Appeals for the Second Circuit issued an order affirming the district court's judgment in favor of MetLife Insurance Company of Connecticut and the district court's order denying defendant's post-trial motions. On October 14, 2010, the Second Circuit issued an order denying defendant's petition for rehearing of its appeal. On October 20, 2010, the defendant paid MetLife Insurance Company of Connecticut approximately $42 million, which represents the judgment amount due to MetLife Insurance Company of Connecticut. This lawsuit is now fully resolved.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010 that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on MetLife, Inc. and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates have received requests for documents and information from U.S. congressional committees and members as well as various state regulatory bodies, including the New York Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the Company's retained asset account known as the Total Control Account ("TCA"), but management believes that the Company's financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is required to refund several million dollars it collected and/or to stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

     A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                     DECEMBER 31,
                                                                 -------------------
                                                                   2010       2009
                                                                 --------   --------
                                                                    (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.......  $      8   $      8
  Premium tax offsets currently available for paid
     assessments...............................................         1          1
                                                                 --------   --------
                                                                      $ 9        $ 9
                                                                 ========   ========
Other Liabilities:
  Insolvency assessments.......................................       $13        $13
                                                                 ========   ========



     Assessments levied against the Company were $1 million, $1 million and less than $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2011...........................................................    $10       $ 6
2012...........................................................    $ 9       $--
2013...........................................................    $ 9       $--
2014...........................................................    $ 7       $--
2015...........................................................    $ 6       $--
Thereafter.....................................................    $74       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion and $1.5 billion at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $270 million and $131 million at December 31, 2010 and 2009, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $315 million and $445 million at December 31, 2010 and 2009, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2010 and 2009, the Company had agreed to fund up to $114 million and $126 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $144 million and $158 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $297 million and $322 million at December 31, 2010 and 2009, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2010 and 2009. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2010 and 2009. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $668 million, $81 million and $242 million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.1 billion and $4.9 billion at December 31, 2010 and 2009, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $2 million, ($24) million and ($482) million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1.5 billion and $1.4 billion at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its shareholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2010, MetLife Insurance Company of Connecticut paid a dividend of $330 million. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. During the year ended December 31, 2008, MetLife Insurance Company of Connecticut paid a dividend of $500 million. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2011 without prior regulatory approval is $517 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2010, 2009 and 2008, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2010, MLI-USA cannot pay any dividends in 2011 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $2,032   $ 3,365   $(5,022)
Income tax effect of holding gains (losses)..............    (705)   (1,174)    1,760
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................    (130)      588       674
  Amortization of premiums and accretion of discounts
     associated with investments.........................     (85)      (83)      (48)
Income tax effect........................................      74      (176)     (220)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................    (317)     (755)      823
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................     110       263      (288)
                                                           ------   -------   -------
Net unrealized investment gains (losses), net of income
  tax....................................................     979     2,028    (2,321)
Foreign currency translation adjustments, net of income
  tax....................................................     (16)       45      (166)
                                                           ------   -------   -------
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............     963     2,073    (2,487)
Cumulative effect of change in accounting principle, net
  of income tax expense (benefit) of $18 million, ($12)
  million and $0 (see Note 1)............................      34       (22)       --
                                                           ------   -------   -------
     Other comprehensive income (loss)...................  $  997   $ 2,051   $(2,487)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  283   $  148   $  118
Commissions...............................................     936      796      735
Volume-related costs......................................     130      308      374
Affiliated interest costs on ceded reinsurance............     162      107       96
Capitalization of DAC.....................................    (978)    (851)    (835)
Amortization of DAC and VOBA..............................     839      294    1,163
Interest expense on debt and debt issue costs.............     472       71       72
Premium taxes, licenses & fees............................      47       45       38
Professional services.....................................      38       17       18
Rent......................................................      29        3        4
Other.....................................................     363      269      150
                                                            ------   ------   ------
  Total other expenses....................................  $2,321   $1,207   $1,933
                                                            ======   ======   ======



  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

     See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUE COSTS

     Interest expense on debt and debt issue costs includes interest expense on debt (See Note 9) and interest expense related to CSEs of $402 million for the year ended December 31, 2010, and $0 for both of the years ended December 31, 2009 and 2008. See Note 2.

  AFFILIATED EXPENSES

     Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value and investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and services include variable life, universal life, term life and whole life products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings does not equate to net income (loss) as determined in accordance with GAAP and should not be viewed as a substitute for the GAAP measure. The Company believes the presentation of operating earnings herein as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses) and net derivative gains (losses); (ii) less amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses); (iii) plus scheduled periodic settlement payments on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and (iv) less net investment income related to contractholder-directed unit-linked investments.

     Operating expenses is defined as GAAP expenses (i) less changes in policyholder benefits associated with asset value fluctuations related to experience-rated contractholder liabilities; (ii) less amortization of DAC and VOBA related to net investment gains (losses) and net derivative gains (losses);
(iii) less interest credited to policyholder account balances related to contractholder-directed unit-linked investments; and (iv) plus scheduled periodic settlement payments on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     In addition, operating revenues and operating expenses do not reflect the consolidation of certain securitization entities that are VIEs as required under GAAP.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2010, 2009 and 2008 and at December 31, 2010 and 2009. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                               OPERATING EARNINGS
                                 ----------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2010      PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  240       $  643      $  184       $ --     $1,067       $ --         $1,067
Universal life and investment-
  type product policy fees.....     1,003           29         593         15      1,640         (1)         1,639
Net investment income..........       939        1,102         486        207      2,734        423          3,157
Other revenues.................       337            6         117         43        503         --            503
Net investment gains (losses)..        --           --          --         --         --        150            150
Net derivative gains (losses)..        --           --          --         --         --         58             58
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     2,519        1,780       1,380        265      5,944        630          6,574
                                   ------       ------      ------       ----     ------       ----         ------
EXPENSES
Policyholder benefits and
  claims.......................       395        1,159         321         --      1,875         30          1,905
Interest credited to
  policyholder account
  balances.....................       718          193         236         96      1,243         28          1,271
Capitalization of DAC..........      (592)          (4)       (327)       (55)      (978)        --           (978)
Amortization of DAC and VOBA...       409            2         337          7        755         84            839
Interest expense on debt.......        --           --          --         70         70        402            472
Other expenses.................     1,023           36         806        123      1,988         --          1,988
                                   ------       ------      ------       ----     ------       ----         ------
  Total expenses...............     1,953        1,386       1,373        241      4,953        544          5,497
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............       198          139           2        (49)       290         30            320
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  368       $  255      $    5       $ 73        701
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      630
  Total expenses...............................................................     (544)
  Provision for income tax (expense) benefit...................................      (30)
                                                                                  ------
INCOME (LOSS)..................................................................   $  757                    $  757
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2010:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $87,461     $30,491     $16,296     $20,637    $154,885
SEPARATE ACCOUNT ASSETS.......    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619
SEPARATE ACCOUNT LIABILITIES..    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
------------------------------  ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --        (835)          (835)
Net derivative gains
  (losses)....................        --           --          --         --          --      (1,031)        (1,031)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense on debt......        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total expenses..............     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
  Adjustments to:
  Total revenues..............................................................    (1,917)
  Total expenses..............................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS).................................................................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $73,840     $28,046     $13,647     $12,156    $127,689
SEPARATE ACCOUNT ASSETS.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
SEPARATE ACCOUNT LIABILITIES..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634      $  --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --       (445)          (445)
Net derivative gains (losses)..        --           --          --         --         --        994            994
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------      -----         ------
EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense on debt.......         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------      -----         ------
  Total expenses...............     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total expenses...............................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS)..................................................................   $  573                    $  573
                                                                                  ======                    ======



     Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2010, 2009 and 2008. Operating revenues from U.S. operations were $5.2 billion, $4.8 billion and $4.4 billion for the years ended December 31, 2010, 2009 and 2008, respectively, which represented 87%, 84% and 92%, respectively, of consolidated operating revenues.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other expenses, were $1.3 billion, $1.1 billion and $1.0 billion for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2010      2009     2008
                                                             ------    ------    ----
                                                                   (IN MILLIONS)
Compensation...............................................  $  244    $  110    $ 98
Commissions................................................     561       511     452
Volume-related costs.......................................     177       279     331
Professional services......................................      16        --      --
Rent.......................................................      26        --      --
Other......................................................     300       200      74
                                                             ------    ------    ----
  Total other expenses.....................................  $1,324    $1,100    $955
                                                             ======    ======    ====



     Revenues received from affiliates related to these agreements were recorded as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2010      2009      2008
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Universal life and investment-type product policy fees.......  $114       $85       $91
Other revenues...............................................  $101       $71       $65


     The Company had net receivables from affiliates of $60 million and $46 million at December 31, 2010 and 2009, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2010
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
----------------------------------------------  ------------------   ----------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 7,665          $ 7,676        $ 7,676
     Foreign government securities............            824              903            903
     Public utilities.........................          2,247            2,344          2,344
     State and political subdivision
       securities.............................          1,755            1,646          1,646
     All other corporate bonds................         19,558           20,395         20,395
                                                      -------          -------        -------
       Total bonds............................         32,049           32,964         32,964
Mortgage-backed and asset-backed securities...         10,933           10,855         10,855
Redeemable preferred stock....................          1,150            1,105          1,105
                                                      -------          -------        -------
  Total fixed maturity securities.............         44,132           44,924         44,924
                                                      -------          -------        -------
Other securities..............................          2,126            2,247          2,247
                                                      -------          -------        -------
Equity securities:
  Non-redeemable preferred stock..............            306              268            268
Common stock:
  Industrial, miscellaneous and all other.....            121              137            137
                                                      -------          -------        -------
     Total equity securities..................            427              405            405
                                                      -------          -------        -------
Mortgage loans, net...........................         12,730                          12,730
Policy loans..................................          1,190                           1,190
Real estate and real estate joint ventures....            473                             473
Real estate acquired in satisfaction of debt..             28                              28
Other limited partnership interests...........          1,538                           1,538
Short-term investments........................          1,235                           1,235
Other invested assets.........................          1,716                           1,716
                                                      -------                         -------
       Total investments......................        $65,595                         $66,486
                                                      =======                         =======



--------

   (1) The Company's other securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2010 AND 2009
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2010      2009
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,974 and $33,325,
     respectively).............................................  $34,300   $32,132
  Equity securities available-for-sale, at estimated fair value
     (cost: $420 and $484, respectively).......................      396       448
  Mortgage loans (net of valuation allowances of $54 and $52,
     respectively).............................................    4,698     4,122
  Policy loans.................................................    1,127     1,139
  Real estate and real estate joint ventures...................      329       278
  Other limited partnership interests..........................    1,057       925
  Short-term investments, principally at estimated fair value..    1,098       923
  Investment in subsidiaries...................................    4,658     4,131
  Other invested assets, principally at estimated fair value...    1,481     1,467
                                                                 -------   -------
       Total investments.......................................   49,144    45,565
Cash and cash equivalents, principally at estimated fair
  value........................................................    1,364     1,817
Accrued investment income......................................      377       397
Premiums, reinsurance and other receivables....................    6,549     5,827
Receivables from subsidiaries..................................      665       627
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,039     2,640
Current income tax recoverable.................................       16        --
Deferred income tax assets.....................................      912     1,513
Goodwill.......................................................      885       885
Other assets...................................................      149       162
Separate account assets........................................   19,184    19,491
                                                                 -------   -------
     Total assets..............................................  $81,284   $78,924
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,453   $19,036
Policyholder account balances..................................   25,837    26,127
Other policy-related balances..................................      485       466
Payables for collateral under securities loaned and other
  transactions.................................................    6,857     5,562
Long-term debt -- affiliated...................................      750       950
Current income tax payable.....................................       --         7
Other liabilities..............................................      767       724
Separate account liabilities...................................   19,184    19,491
                                                                 -------   -------
     Total liabilities.........................................   73,333    72,363
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009...................................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      934       541
Accumulated other comprehensive income (loss)..................      212      (785)
                                                                 -------   -------
     Total stockholders' equity................................    7,951     6,561
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $81,284   $78,924
                                                                 =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                             2010     2009     2008
                                                            ------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums..................................................  $  148   $  141   $  110
Universal life and investment-type product policy fees....     633      631      741
Net investment income.....................................   2,018    1,895    2,226
Equity in earnings from subsidiaries......................     236     (316)     278
Other revenues............................................     162      328       60
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (97)    (534)    (386)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)...............................................      47      160       --
  Other net investment gains (losses).....................     152     (418)      41
                                                            ------   ------   ------
     Total net investment gains (losses)..................     102     (792)    (345)
  Net derivative gains (losses)...........................     (67)    (405)     166
                                                            ------   ------   ------
     Total revenues.......................................   3,232    1,482    3,236
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     800      801      682
Interest credited to policyholder account balances........     691      801      896
Other expenses............................................     753      494    1,006
                                                            ------   ------   ------
     Total expenses.......................................   2,244    2,096    2,584
                                                            ------   ------   ------
Income (loss) before provision for income tax.............     988     (614)     652
Provision for income tax expense (benefit)................     231     (168)      79
                                                            ------   ------   ------
Net income (loss).........................................  $  757   $ (446)  $  573
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                          2010       2009       2008
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $  1,129   $    993   $    856
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    13,203     10,125     18,221
     Equity securities................................       127        129        119
     Mortgage loans...................................       279        429        458
     Real estate and real estate joint ventures.......        14          3         15
     Other limited partnership interests..............        92         94        181
  Purchases of:
     Fixed maturity securities........................   (13,715)    (9,247)   (11,263)
     Equity securities................................       (38)       (61)       (65)
     Mortgage loans...................................      (868)      (531)      (560)
     Real estate and real estate joint ventures.......       (80)       (19)       (47)
     Other limited partnership interests..............      (204)      (127)      (340)
  Cash received in connection with freestanding
     derivatives......................................        93        225        221
  Cash paid in connection with freestanding
     derivatives......................................      (102)      (434)      (227)
  Net change in policy loans..........................        12         12       (277)
  Net change in short-term investments................      (169)       619       (934)
  Net change in other invested assets.................      (401)      (941)       (60)
                                                        --------   --------   --------
Net cash (used in) provided by investing activities...    (1,757)       276      5,442
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................    20,496     15,236      3,275
     Withdrawals......................................   (21,062)   (17,667)    (4,008)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,295     (1,421)    (2,560)
  Net change in short-term debt.......................        --       (300)       300
  Long-term debt issued -- affiliated.................        --         --        750
  Long-term debt repaid -- affiliated.................      (200)        --         --
  Debt issuance costs.................................        --         --         (8)
  Financing element on certain derivative
     instruments......................................       (24)       (53)       (46)
  Dividends on common stock...........................      (330)        --       (500)
                                                        --------   --------   --------
Net cash provided by (used in) financing activities...       175     (4,205)    (2,797)
                                                        --------   --------   --------
Change in cash and cash equivalents...................      (453)    (2,936)     3,501
Cash and cash equivalents, beginning of year..........     1,817      4,753      1,252
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,364   $  1,817   $  4,753
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     74   $     73   $     44
                                                        ========   ========   ========
  Income tax..........................................  $     98   $     76   $    (41)
                                                        ========   ========   ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  BASIS OF PRESENTATION

     The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company" or the "Registrant") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

     The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($405) million and $166 million to net derivative gains (losses) in the condensed statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $225 million and $221 million to cash received in connection with freestanding derivatives and ($434) million and ($227) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the condensed statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

2.  SUPPORT AGREEMENTS

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Irish company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) EURO14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of (a) L50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                        FUTURE POLICY
                                              DAC    BENEFITS AND OTHER   POLICYHOLDER
                                              AND      POLICY-RELATED        ACCOUNT      UNEARNED
SEGMENT                                      VOBA         BALANCES          BALANCES     REVENUE(1)
------------------------------------------  ------   ------------------   ------------   ----------
2010
Retirement Products.......................  $2,981         $ 1,736           $20,990        $ --
Corporate Benefit Funding.................       9          12,996             9,452          --
Insurance Products........................   2,018           5,328             6,592         217
Corporate & Other.........................      91           5,790             2,257          45
                                            ------         -------           -------        ----
          Total...........................  $5,099         $25,850           $39,291        $262
                                            ======         =======           =======        ====
2009
Retirement Products.......................  $3,060         $ 1,454           $21,059        $ --
Corporate Benefit Funding.................       7          12,702             9,393          --
Insurance Products........................   2,133           4,388             6,052         286
Corporate & Other.........................      44           5,374               938          14
                                            ------         -------           -------        ----
          Total...........................  $5,244         $23,918           $37,442        $300
                                            ======         =======           =======        ====
2008
Retirement Products.......................  $3,171         $ 1,245           $18,905        $ --
Corporate Benefit Funding.................       8          12,048            12,553          --
Insurance Products........................   2,254           3,971             5,531         545
Corporate & Other.........................       7           5,034               186           3
                                            ------         -------           -------        ----
          Total...........................  $5,440         $22,298           $37,175        $548
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policy-related balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                               AMORTIZATION OF
                                 PREMIUM          NET         POLICYHOLDER       DAC AND VOBA       OTHER
                               REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO      OPERATING    PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
---------------------------  --------------   ----------   -----------------   ---------------   -----------   ----------------
2010
Retirement Products........      $1,243         $  903           $1,113             $  483          $  431            $--
Corporate Benefit Funding..         672          1,098            1,341                  2              32             --
Insurance Products.........         776            478              557                347             479              5
Corporate & Other..........          15            678              165                  7             540             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,706         $3,157           $3,176             $  839          $1,482            $ 5
                                 ======         ======           ======             ======          ======            ===
2009
Retirement Products........      $1,087         $  854           $1,161             $   77          $  399            $--
Corporate Benefit Funding..         878          1,069            1,647                  3              34             --
Insurance Products.........         722            375              466                213             362              4
Corporate & Other..........           5             37               92                  1             118             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,692         $2,335           $3,366             $  294          $  913            $ 4
                                 ======         ======           ======             ======          ======            ===
2008
Retirement Products........      $  949         $  773           $  863             $  860          $  296            $--
Corporate Benefit Funding..         456          1,334            1,289                 13              33             --
Insurance Products.........         593            333              416                288             336              5
Corporate & Other..........          14             54                8                  2             105             12
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,012         $2,494           $2,576             $1,163          $  770            $17
                                 ======         ======           ======             ======          ======            ===



--------

   (1) Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2010
Life insurance in-force..........    $326,366     $289,559    $8,217     $45,024      18.3%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,310     $    263    $   13     $ 1,060       1.2%
Accident and health..............         249          242        --           7        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,559     $    505    $   13     $ 1,067       1.2%
                                     ========     ========    ======     =======
2009
Life insurance in-force..........    $278,335     $242,647    $9,044     $44,732      20.2%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,525     $    235    $   14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,782     $    484    $   14     $ 1,312       1.1%
                                     ========     ========    ======     =======
2008
Life insurance in-force..........    $226,418     $191,146    $8,800     $44,072      20.0%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $    779     $    181    $   15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,042     $    423    $   15     $   634       2.4%
                                     ========     ========    ======     =======



     For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156,577 million and $8,217 million, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively.

                             PIONEER ANNUISTAR PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              1300 HALL BOULEVARD,
                       BLOOMFIELD, CONNECTICUT 06002-2910


MIC-Book-70-71-75                                             May 1, 2011

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:



     (1)  Statements of Assets and Liabilities as of December 31, 2010



     (2)  Statements of Operations for the year ended December 31, 2010



     (3) Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009


     (4)  Notes to Financial Statements


(b) The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2010 and 2009



     (2) Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2010, 2009 and 2008


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1.          Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to
            Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

2.          Not Applicable

3(a).       Distribution and Principal Underwriting Agreement among the Registrant,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective
            Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-101778, filed
            April 7, 2009.)

3(b).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
            to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April
            6, 2006.)

3(c).       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
            MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(d).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities' Registration Statement on Form N-4, File Nos. 033-
            65343/811-07465, filed April 4, 2007.)

3(e).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
            (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
            No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement
            on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
3(f).       Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution
            Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f) to
            Post-Effective Amendment No. 2 to MetLife of CT Separate Account QPN for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-156911,
            filed April 6, 2010.)

4(a).       Form of Variable Annuity Contract. (Incorporated herein by reference to
            Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on
            Form N-4, File No. 333-101778, filed April 17, 2003.)

4(b).       Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement
            on Form N-4, File No. 333-101778, filed November 19, 2004.)

4(c).       Company Name Change Endorsement The Travelers Insurance Company effective May
            1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
            Amendment No. 14 to The Travelers Fund ABD for Variable Annuities'
            Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

4(d).       Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April
            6, 2006.)

4(e).       Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April
            6, 2006.)

4(f).       403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)).
            (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective
            Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
            April 6, 2010.)

5(a).       Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-
            Effective Amendment No. 1 to the Registration Statement on Form N-4, File No.
            333-101778, filed April 17, 2003.)

5(b).       Form of Variable Annuity Application. (Incorporated herein by reference to
            Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities' Registration Statement on Form N-4, File No. 033-65343,
            filed April 6, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(a) to the Registration
            Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
            (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration
            Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

6(c).       Certificate of Amendment of the Charter as Amended and Restated of The
            Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers
            Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No.
            033-65343, filed April 6, 2006.)

7.          Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4,
            File No. 333-65942, filed April 15, 2003.)

8(a).       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
            Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT
            Separate Account Nine for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)

8(b).       Participation Agreement Among Met Investors Series Trust, Met Investors
            Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance
            Company and The Travelers Life and Annuity Company effective November 1, 2005.
            (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment
            No. 14 to The Travelers Fund ABD for Variable Annuities' Registration
            Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(c).       Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors,
            Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company
            and Travelers Distribution LLC effective October 1, 2000 and Amendments to the
            Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to
            Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 7, 2009.)

8(c)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated October 1,
            2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc.,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution
            Company. (Filed herewith.)

8(c)(ii).   Amendment dated April 30, 2010 to the Participation Agreement dated October 1,
            2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
            ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of
            Connecticut. (Filed herewith.)

8(d).       Participation Agreement Among The Alger American Fund, The Travelers Insurance
            Company and Fred Alger & Company, Inc. effective April 23, 2003. (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 19 to
            MetLife of CT Separate Account Eleven for Variable Annuities' Registration
            Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(d)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated April 23,
            2003 between The Alger Portfolios, Fred Alger & Company, Incorporated and
            MetLife Insurance Company of Connecticut. (Filed herewith.)

8(e).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, American Funds Insurance Series, American Funds
            Distributors, Inc. and Capital Research and Management Company effective
            October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
            April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-
            Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 7, 2009.)

8(e)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated October 1,
            1999 between American Funds Insurance Series, Capital Research and Management
            Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of
            CT Separate Account Eleven for Variable Annuities' Registration Statement on
            Form N-4, File No. 333-152194, filed April 5, 2011.)

8(f).       Participation Agreement Among The Travelers Insurance Company, Credit Suisse
            Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management
            Securities effective June 8, 2003 and an Amendment to the Participation
            Agreement (effective December 10, 2004.) (Incorporated herein by reference to
            Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate
            Account Eleven for Variable Annuities' Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(g).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series
            I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5,
            2003 and Amendments to the Participation Agreement (respectively effective
            August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
            (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment
            No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(g)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated June 5,
            2003 between DWS Variable Series I, DWS Investments Distributors, Inc.,
            Deutsche Investment Management Americas Inc. and MetLife Insurance Company of
            Connecticut. (Filed herewith.)

8(h).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series
            II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5,
            2003 and Amendments to the Participation Agreement (respectively effective
            August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and December
            28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective
            Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-101778, filed
            April 7, 2009.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(h)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated June 5,
            2003 between DWS Variable Series II, DWS Investments Distributors, Inc.,
            Deutsche Investment Management Americas Inc. and MetLife Insurance Company of
            Connecticut. (Filed herewith.)

8(i).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
            Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
            Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
            Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of
            CT Separate Account Eleven for Variable Annuities' Registration Statement on
            Form N-4, File No. 333-101778, filed April 7, 2009.)

8(i)(i).    Amendment No. 5 dated October 5, 2010 to the Amended and Restated
            Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable
            Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife
            Insurance Company of Connecticut and MetLife Investors Distribution Company.
            (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
            Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
            April 5, 2011.)

8(j).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
            Amendments to the Participation Agreement (respectively effective July 1,
            2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
            2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to
            Exhibit 8(j) to Post-Effective Amendment No. 19 to MetLife of CT Separate
            Account Eleven for Variable Annuities' Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(k).       Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
            Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
            Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor,
            LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit
            8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account
            Eleven for Variable Annuities' Registration Statement on Form N-4, File No.
            333-101778, filed April 7, 2009.)

8(k)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated January 1,
            2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners
            Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners
            Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated
            herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to
            MetLife of CT Separate Account Eleven for Variable Annuities' Registration
            Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

8(l).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Advisors
            Distribution LLC effective May 1, 2001 and Amendments to the Participation
            Agreement (respectively effective January 31, 2002, April 23, 2003 and
            February 17, 2004.) (Incorporated herein by reference to Exhibit 8(l) to Post-
            Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 7, 2009.)

8(m).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment
            Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1,
            2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to
            Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 7, 2009.)

8(n).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Van Kampen Life Investment Trust, Van Kampen Funds
            Inc. and Van Kampen Asset Management effective May 1, 2005 and an Amendment to the Participation Agreement (effective April 28, 2008.) (Incorporated herein by reference to Exhibit 8(n) to Post-Effective Amendment No. 19 to MetLife of
            CT Separate Account Eleven for Variable Annuities' Registration Statement on
            Form N-4, File No. 333-101778, filed April 7, 2009.)

8(n)(i).    Amendment dated April 30, 2010 to the Participation Agreement dated May 1,
            2005 Among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen
            Asset Management and MetLife Insurance Company of Connecticut. (Filed
            herewith.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
8(o).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund
            III effective May 1, 2001 and Amendments to the Amended and Restated
            Participation Agreement (respectively effective May 1, 2003, December 8, 2004,
            October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT
            Separate Account Eleven for Variable Annuities' Registration Statement on Form
            N-4, File No. 333-101778, filed April 7, 2009.)

8(o)(i).    Summary Prospectus Agreement Among Fidelity Distributors Corporation and
            MetLife Insurance Company of Connecticut effective April 30, 2010.
            (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective
            Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable
            Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
            April 5, 2011.)

8(p).       Amended and Restated Participation Agreement Among The Travelers Insurance
            Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment
            Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and
            Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001,
            April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of
            CT Separate Account Eleven for Variable Annuities' Registration Statement on
            Form N-4, File No. 333-101778, filed April 7, 2009.)

8(q).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Delaware VIP Trust, Delaware Management Company and
            Delaware Distributors, L.P. effective May 1, 1998 and Amendments to the
            Participation Agreement (respectively effective May 1, 2003, May 3, 2004,
            January 1, 2006 and April 28, 2008.) (Incorporated herein by reference to
            Exhibit 8(q) to Post-Effective Amendment No. 19 to MetLife of CT Separate
            Account Eleven for Variable Annuities' Registration Statement on Form N-4,
            File No. 333-101778, filed April 7, 2009.)

8(q)(i).    Amendment dated July 19, 2010 to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware
            Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated
            herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to
            MetLife of CT Separate Account Eleven for Variable Annuities' Registration
            Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

8(r).       Participation Agreement Among The Travelers Insurance Company, The Travelers
            Life and Annuity Company, Oppenheimer Variable Account Funds and Oppenheimer
            Funds, Inc. effective January 1, 2002 and Amendments to the Participation
            Agreement (respectively effective May 1, 2003, May 3, 2004, May 2, 2005 and
            April 28, 2008.) (Incorporated herein by reference to Exhibit 8(r) to Post-
            Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for
            Variable Annuities' Registration Statement on Form N-4, File No. 333-101778,
            filed April 7, 2009.)

9.          Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No.
            19 to MetLife of CT Separate Account Eleven for Variable Annuities'
            Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. (Filed herewith.)

11.         Not Applicable

12.         Not Applicable

13.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, Richard S.
            Collins, John E. Connolly, Jr., Gina C. Sandonato, Myra L. Saul, and Marie C.
            Swift to act as signatory for Michael K. Farrell, Maria R. Morris, Robert E.
            Sollmann, Jr., Peter M. Carlson and Stanley J. Talbi (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 20 to MetLife of CT
            Separate Account Eleven for Variable Annuities' Registration Statement on Form
            N-4, File No. 333-101778, filed April 6, 2010.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, CT 06002-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Chairman of the Board, President, Chief Executive Officer and
10 Park Avenue                Director
Morristown, NJ 07962

Maria R. Morris               Director
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollmann, Jr.       Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Nicholas D. Latrenta          General Counsel
1095 Avenue of the Americas
New York, NY 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart             Senior Vice President and Treasurer
10 Park Avenue
Morristown, NJ 07962

Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

William D. Cammarata          Senior Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

William J. Raczko             Senior Vice President
501 Route 22
Brdgewater, NJ 08807

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley              Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Andrew T. Aoyama              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, NY 10036

Deirdre E. Curran             Vice President
300 Davidson Ave
Somerset, NJ 08873

Mark J. Davis                 Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Sebastian J. Janssen          Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James W. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
10801 Mastin Boulevard
Suite 930
Overland Park, KS 62210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Katherine J. Schoos           Vice President
700 Quaker Lane
Warwick, RI 02886


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael F. Tietz              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Mark H. Wilsmann              Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     5.     Plaza Drive Properties, LLC (DE)

     6.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            A. MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                              4)    MetLife Insurance and Investment Trust
                                    (Australia) - MetLife Insurance and
                                    Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited ("MIPL"). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2.    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong).

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            (a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a.    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11. UBB - ALICO Zhivotozastrahovatelno Druzestvo AD (Bulgaria) - 40% of UBB-ALICO Zhivotozastrahovatelno Druzestvo is owned by ALICO and the remaining interests are owned by third parties.

      12.   Amcico Pojistovna A.S. (Czech Republic)

      13. Hellenic ALICO Life Insurance Company Ltd. (Cyprus) - 27.5% of Hellenic ALICO Life Insurance Company Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      14.   ALICO S.A. (France)

            a. ALICO Direct (France) - 50% of ALICO Direct is owned by ALICO S.A. and the remaining interests by AIG Europe, S.A.

            b.    ALICO Solutions S.A.S. (France)

      15. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      16. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            a.    Hestis Courtage Sarl (France)

      17. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a.    First Hungarian-American Insurance Agency Limited (Hungary)

      18.   ALICO Life International Limited (Ireland)

      19.   ALICO Isle of Man Limited (Isle of Man)

      20.   ALICO Italia S.p.A. (Italy)

            a. Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      21. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a.    Amplico Services Sp z.o.o. (Poland)

            b.    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c. AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      22. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      23.   ALICO Asigurari Romania S.A. (Romania)

            a. ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      24.   International Investment Holding Company Limited (Russia)

      25.   ALICO European Holdings Limited (Ireland)

            a.    ZAO Master D (Russia)

                  i. ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      26.   ALICO Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      27.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a.    ALICO Services Central Europe s.r.o. (Slovakia)

            b.    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      28. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      29.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      30.   ALICO Management Services Limited (United Kingdom)

      31.   ZEUS Aministration Services Limited (United Kingdom)

      32. ALICO Trustees (UK) Ltd. (UK) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      33.   PJSC ALICO Ukraine (Ukraine)

      34.   Borderland Investments Limited (USA-Delaware)

            a.    ALICO Hellas Single Member Limited Liability Company (Greece)

      35.   International Technical and Advisory Services Limited (USA-Delaware)

      36.   International Services Incorporated (Delaware)

      37.   ALICO Operations Inc. (USA-Delaware)

            a.    ALICO Asset Management Corp. (Japan)

      38. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      39. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      40. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      41. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a. Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b.    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c. ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i. Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      42.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      43.   ALICO Services, Inc. (Panama)

      44.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a.    ALGICO Properties, Ltd. (Trinidad & Tobago)

      45. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a. Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                    i.  Sindicato El Trigal C.A. (Venzuela)

                   ii. Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

                  iii. Inversiones 601 C.A. (Venezuela) - 30% of Inversiones 601 C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      46.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      47. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      48.   Global Properties, Inc. (USA-Delaware)

      49.   Alpha Properties, Inc. (USA-Delaware)

      50.   Beta Properties, Inc. (USA-Delaware)

      51.   Delta Properties Japan, Inc. (USA-Delaware)

      52.   Epsilon Properties Japan, Inc.

      53.   Iris Properties, Inc. (USA-Delaware)

      54.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

                                        6



TEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2011, there were 5,123 qualified contracts and 3,894 non-qualified contracts of Pioneer Annuistar Plus; there were 5,170 qualified contracts and 3,095 non-qualified contracts of Portfolio Architect Plus; and there were 999 qualified contracts and 1,425 non-qualified contracts of Scudder Advocate Rewards offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Michael K. Farrell             Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Craig W. Markham               Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta             Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester              President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget            Executive Vice President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

Curtis Wohlers                 Senior Vice President, National Sales Manager, Independent
1300 Hall Boulevard            Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart              Treasurer
10 Park Avenue
Morristown, NJ 07962

John G. Martinez               Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Rashid Ismail                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $76,372,503             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910

MetLife, 501 Boylston Street, Boston, MA 02116

MetLife, 1095 Avenue of the Americas, New York, 10036


MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 5th day of April 2011.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 5th day of April 2011.



         /s/ *MICHAEL K. FARRELL                  Chairman of the Board, President and Chief
---------------------------------------------        Executive Officer
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)

      /s/ *ROBERT E. SOLLMANN, JR.                Director
---------------------------------------------
          (Robert E. Sollmann, Jr.)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact

* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2010.

..

                                  EXHIBIT INDEX


8(c)(i)    Amendment to AIM Variable Insurance Funds Participation Agreement

8(c)(ii)   Amendment to AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
           ("AVIF") Participation Agreement

8(d)(i)    Amendment to The Alger Portfolios Participation Agreement

8(g)(i)    Amendment to DWS Variable Series I Participation Agreement

8(h)(i)    Amendment to DWS Variable Series II Participation Agreement

8(n)(i)    Amendment to Van Kampen Life Investment Trust Participation Agreement

10         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
           Firm